UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-833-7113

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1.	Reports to Stockholders.

AZL® BlackRock Capital Appreciation Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL BlackRock Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL BlackRock Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL BlackRock Capital Appreciation Fund	$1,000.00	$1,007.40	$4.98	1.00%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL BlackRock Capital Appreciation Fund	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	29.4%
Consumer Discretionary	24.8
Health Care	17.8
Industrials	11.9
Energy	6.8
Financials	3.3
Telecommunication Services	2.2
Consumer Staples	1.7
Materials	1.5

Total Common Stock	99.4
Securities Held as Collateral for Securities on Loan	0.3
Money Market	0.3

Total Investment Securities	100.0
Net other assets (liabilities)	— ^

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (2.3%):
54,417	Precision Castparts Corp.	$13,734,851

Airlines (1.4%):
191,783	American Airlines Group, Inc.*	8,238,998

Auto Components (1.2%):
108,257	Delphi Automotive plc	7,441,586

Biotechnology (7.8%):
32,396	Biogen Idec, Inc.*	10,214,783
152,276	Gilead Sciences, Inc.*	12,625,203
54,761	Regeneron Pharmaceuticals, Inc.*	15,468,340
92,284	United Therapeutics Corp.*	8,166,211

		46,474,537

Chemicals (1.5%):
71,919	Monsanto Co.	8,971,176

Consumer Finance (1.1%):
103,661	Discover Financial Services	6,424,909

Diversified Financial Services (2.2%):
36,391	Berkshire Hathaway, Inc., Class B*	4,605,645
94,753	Moody’s Corp.	8,306,048

		12,911,693

Electrical Equipment (4.6%):
132,554	Eaton Corp. plc	10,230,518
135,920	Emerson Electric Co.	9,019,652
34,131	Roper Industries, Inc.	4,983,467
47,304	Solarcity Corp.*^	3,339,662

		27,573,299

Energy Equipment & Services (3.0%):
76,648	FMC Technologies, Inc.*	4,680,893
109,986	Schlumberger, Ltd.	12,972,849

		17,653,742

Food Products (1.1%):
172,492	Mondelez International, Inc., Class A	6,487,424

Health Care Equipment & Supplies (2.4%):
261,492	Abbott Laboratories	10,695,023
8,600	Intuitive Surgical, Inc.*	3,541,480

		14,236,503

Hotels, Restaurants & Leisure (5.5%):
101,334	McDonald’s Corp.	10,208,387
135,939	Starbucks Corp.	10,518,960
59,394	Wynn Resorts, Ltd.	12,327,819

		33,055,166

Internet & Catalog Retail (7.3%):
108,909	Alibaba Group Holding, Ltd.*(a)(b)	7,405,812
24,944	Netflix, Inc.*	10,990,326
9,451	Priceline.com, Inc.*	11,369,553
128,644	TripAdvisor, Inc.*	13,978,457

		43,744,148

Internet Software & Services (14.6%):
58,025	Baidu, Inc., ADR*	10,839,650
282,782	Facebook, Inc., Class A*	19,028,400
56,413	Google, Inc., Class A*	32,982,988

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
83,223	LinkedIn Corp., Class A*	$14,270,248
315,851	Yahoo!, Inc.*	11,095,846

		88,217,132

IT Services (6.2%):
33,897	Alliance Data Systems Corp.*	9,533,531
59,696	MasterCard, Inc., Class A	4,385,865
111,550	Visa, Inc., Class A	23,504,701

		37,424,097

Media (8.7%):
186,341	Comcast Corp., Class A	10,002,785
267,239	Liberty Global plc, Class A*	11,817,308
543,424	Twenty-First Century Fox, Inc.	19,101,353
128,857	Walt Disney Co. (The)	11,048,199

		51,969,645

Oil, Gas & Consumable Fuels (3.8%):
43,807	Concho Resources, Inc.*	6,330,112
47,742	Gulfport Energy Corp.*	2,998,198
267,730	Laredo Petroleum Holdings, Inc.*	8,294,275
841,419	Palantir Technologies, Inc.*(a)(b)	5,157,898

		22,780,483

Personal Products (0.6%):
48,891	Estee Lauder Co., Inc. (The), Class A	3,630,646

Pharmaceuticals (7.6%):
433,859	Abbvie, Inc.	24,487,002
40,834	Allergan, Inc.	6,909,929
115,389	Valeant Pharmaceuticals International, Inc.*	14,552,861

		45,949,792

Professional Services (0.5%):
49,140	Verisk Analytics, Inc., Class A*	2,949,383

Road & Rail (3.1%):
184,582	Union Pacific Corp.	18,412,055

Software (4.6%):
100,805	Autodesk, Inc.*	5,683,386
68,524	Intuit, Inc.	5,518,238
133,386	Salesforce.com, Inc.*	7,747,059
86,494	VMware, Inc., Class A*	8,373,484

		27,322,167

Specialty Retail (1.0%):
73,030	Home Depot, Inc. (The)	5,912,509

Technology Hardware, Storage & Peripherals (4.0%):
258,485	Apple, Inc.	24,021,011

Textiles, Apparel & Luxury Goods (1.1%):
84,371	Nike, Inc., Class B	6,542,971

Wireless Telecommunication Services (2.2%):
81,696	Crown Castle International Corp.	6,066,745
185,653	SoftBank Corp., ADR*	6,980,553

		13,047,298

Total Common Stocks (Cost $504,084,228)		595,127,221

Continued

2

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.3%):
$2,034,458	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	$2,034,458

Total Securities Held as Collateral for Securities on Loan (Cost $2,034,458)		2,034,458

Unaffiliated Investment Company (0.3%):
1,505,295	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	1,505,295

Total Unaffiliated Investment Company (Cost $1,505,295)		1,505,295

Total Investment Securities (Cost $507,623,981)(e) — 100.0%		598,666,974
Net other assets (liabilities) — 0.0%		121,430

Net Assets — 100.0%		$598,788,404

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $1,983,789.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2014, these securities represent 2.10% of the net assets of the fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2014. The total of all such securities represent 2.10% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(d)	The rate represents the effective yield at June 30, 2014.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Canada	2.4%
Cayman Islands	1.8%
China	1.2%
Ireland (Republic of)	1.7%
Japan	1.2%
Netherlands	2.2%
United Kingdom	1.2%
United States	88.3%

100.0%

See accompanying notes to the financial statements.

3

AZL BlackRock Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$507,623,981

Investment securities, at value*	$598,666,974
Interest and dividends receivable	183,395
Foreign currency, at value (cost $879)	880
Receivable for investments sold	10,407,028
Reclaims receivable	401
Prepaid expenses	3,324

Total Assets	609,262,002

Liabilities:
Payable for investments purchased	6,881,904
Payable for capital shares redeemed	1,040,971
Payable for collateral received on loaned securities	2,034,458
Manager fees payable	341,614
Administration fees payable	21,544
Distribution fees payable	122,004
Custodian fees payable	10,067
Administrative and compliance services fees payable	1,325
Trustee fees payable	2,407
Other accrued liabilities	17,304

Total Liabilities	10,473,598

Net Assets	$598,788,404

Net Assets Consist of:
Capital	$372,015,892
Accumulated net investment income/(loss)	(960,572)
Accumulated net realized gains/(losses) from investment transactions	136,690,083
Net unrealized appreciation/(depreciation) on investments	91,043,001

Net Assets	$598,788,404

Shares of beneficial interest (unlimited number of shares authorized, no par value)	31,338,572
Net Asset Value (offering and redemption price per share)	$19.11

*	Includes securities on loan of $1,983,789.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$2,216,884
Income from securities lending	53,001
Foreign withholding tax	(1,576)

Total Investment Income	2,268,309

Expenses:
Manager fees	2,584,051
Administration fees	86,735
Distribution fees	807,514
Custodian fees	15,763
Administrative and compliance services fees	4,790
Trustee fees	15,195
Professional fees	14,795
Shareholder reports	18,091
Other expenses	6,340

Total expenses before reductions	3,553,274
Less expenses voluntarily waived/reimbursed by the Manager	(323,003)
Less expenses paid indirectly	(1,390)

Net expenses	3,228,881

Net Investment Income/(Loss)	(960,572)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	78,647,117
Change in net unrealized appreciation/depreciation on investments	(77,280,970)

Net Realized/Unrealized Gains/(Losses) on Investments	1,366,147

Change in Net Assets Resulting From Operations	$405,575

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL BlackRock Capital Appreciation Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(960,572)	$(1,357,741)
Net realized gains/(losses) on investment transactions	78,647,117	128,641,753
Change in unrealized appreciation/depreciation on investments	(77,280,970)	55,425,199

Change in net assets resulting from operations	405,575	182,709,211

Dividends to Shareholders:
From net investment income	—	(3,318,026)

Change in net assets resulting from dividends to shareholders	—	(3,318,026)

Capital Transactions:
Proceeds from shares issued	7,817,331	39,281,631
Proceeds from dividends reinvested	—	3,318,026
Value of shares redeemed	(120,567,499)	(68,680,901)

Change in net assets resulting from capital transactions	(112,750,168)	(26,081,244)

Change in net assets	(112,344,593)	153,309,941
Net Assets:
Beginning of period	711,132,997	557,823,056

End of period	$598,788,404	$711,132,997

Accumulated net investment income/(loss)	$(960,572)	$—

Share Transactions:
Shares issued	418,857	2,445,729
Dividends reinvested	—	198,803
Shares redeemed	(6,574,733)	(4,183,127)

Change in shares	(6,155,876)	(1,538,595)

See accompanying notes to the financial statements.

5

AZL BlackRock Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$18.97		$14.29	$12.57	$13.83	$11.73		$8.66

Investment Activities:
Net Investment Income/(Loss)	(0.03)		(0.03)	0.09	0.01	(0.01)		0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.17		4.80	1.64	(1.27)	2.24		3.06

Total from Investment Activities	0.14		4.77	1.73	(1.26)	2.23		3.07

Dividends to Shareholders From:
Net Investment Income	—		(0.09)	(0.01)	—	(0.01)		—	(a)
Net Realized Gains	—		—	—	—	(0.12)		—
Return of Capital	—		—	—	—	—	(a)	—

Total Dividends	—		(0.09)	(0.01)	—	(0.13)		—	(a)

Net Asset Value, End of Period	$19.11		$18.97	$14.29	$12.57	$13.83		$11.73

Total Return(b)	0.74	%(c)	33.44%	13.73%	(9.11)%	19.20%		35.46%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$598,788		$711,133	$557,823	$477,619	$562,801		$489,930
Net Investment Income/(Loss)(d)	(0.30)%		(0.22)%	0.62%	0.05%	(0.06)%		0.11%
Expenses Before Reductions(d)(e)	1.10%		1.11%	1.11%	1.13%	1.13%		1.15%
Expenses Net of Reductions(d)	1.00%		1.00%	1.01%	1.02%	1.00%		1.07%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.00%		1.01%	1.01%	1.02%	1.00%		1.07%
Portfolio Turnover Rate	59	%(c)	161%	62%	81%	80	%(g)	80	%(h)

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 81%.

(h)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 102%.

See accompanying notes to the financial statements.

6

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL BlackRock Capital Appreciation Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $9.6 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $5,249 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Capital Management, Inc. (“BlackRock Capital”), BlackRock Capital provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL BlackRock Capital Appreciation Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and

8

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $3,993 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

9

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Internet & Catalog Retail	$36,338,336	$—	$7,405,812	$43,744,148
Oil, Gas & Consumable Fuels	17,622,585	—	5,157,898	22,780,483
All Other Common Stocks+	528,602,590	—	—	528,602,590
Securities Held as Collateral for Securities on Loan	—	2,034,458	—	2,034,458
Unaffiliated Investment Company	1,505,295	—	—	1,505,295

Total Investment Securities	$584,068,806	$2,034,458	$12,563,710	$598,666,974

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at June 30, 2014	Valuation Basis at June 30, 2014	Valuation Technique(s)	Unobservable input(s)	Range	Weighted Average

Investment Securities:
Common Stock:
Internet & Catalog Retail
Alibaba Group Holding, Ltd.	$7,405,812	Original Cost	Market Transaction Method	Purchase Price	$7,405,812	$7,405,812
Oil, Gas & Consumable Fuels
Palantir Technologies, Inc.	5,157,898	Original Cost	Market Transaction Method	Purchase Price	$5,157,898	$5,157,898

Total Investment Securities	$12,563,710

Common Stocks
Balance as of December 31, 2013	$—
Change in Unrealized Appreciation/Depreciation*	—
Net Realized Gain (Loss)	—
Gross Purchases	12,563,710
Gross Sales	—

Balance as of June 30, 2014	$12,563,710

*	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on June 30, 2014.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Capital Appreciation Fund	$376,717,004	$493,237,714

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2014 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Alibaba Group Holding, Ltd.	4/25/14	$7,405,812	108,909	$7,405,812	1.24%
Palantir Technologies, Inc.	2/7/14	5,157,898	841,419	5,157,899	0.86%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

10

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $509,523,723. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$91,728,716
Unrealized depreciation	(2,585,465)

Net unrealized appreciation depreciation	$89,143,251

During the year ended December 31, 2013, the Fund utilized $68,940,964 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL BlackRock Capital Appreciation Fund	$3,317,990	$36	$3,318,026

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL BlackRock Capital Appreciation Fund	$—	$59,294,962	$—	$167,071,975	$226,366,937

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® BlackRock Global Allocation Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 21

Statement of Operations Page 21

Statements of Changes in Net Assets Page 22

Financial Highlights Page 23

Notes to the Financial Statements Page 24

Other Information Page 35

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL BlackRock Global Allocation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL BlackRock Global Allocation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL BlackRock Global Allocation Fund	$1,000.00	$1,035.70	$5.55	1.10%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL BlackRock Global Allocation Fund	$1,000.00	$1,019.49	$5.51	1.10%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Common Stocks, Preferred Stocks and Convertible Preferred Stocks	64.0%
U.S. Treasury Obligations	16.5
Foreign Bonds	9.7
Yankee Dollars	2.6
Convertible Bonds	2.3
Corporate Bonds	2.0
Securities Held as Collateral for Securities on Loan	1.7
Floating Rate Loans	1.1
Exchange Traded Funds	1.1
Options	0.5
Swaptions	0.2
Money Market	0.2
Warrant	— ^

Total Investment Securities	101.9
Net other assets (liabilities)	(1.9)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (62.2%):
Aerospace & Defense (1.6%):
945	Boeing Co. (The)	$120,232
37,856	European Aeronautic Defence & Space Co. NV	2,540,644
1,363	General Dynamics Corp.	158,858
1,275	L-3 Communications Holdings, Inc.	153,956
1,434	Northrop Grumman Corp.	171,549
7,195	Precision Castparts Corp.	1,816,018
1,785	Raytheon Co.	164,666
66,515	Safran SA	4,352,066
26,877	United Technologies Corp.	3,102,951

		12,580,940

Air Freight & Logistics (0.6%):
6,862	FedEx Corp.	1,038,770
41,621	Royal Mail plc*	355,119
34,506	United Parcel Service, Inc., Class B	3,542,386

		4,936,275

Airlines (0.6%):
25,900	Japan Airlines Co., Ltd.	1,433,635
69,629	United Continental Holdings, Inc.*	2,859,663

		4,293,298

Auto Components (1.4%):
17,300	Aisin Sieki Co., Ltd.	689,659
11,426	BorgWarner, Inc.	744,861
45,800	Bridgestone Corp.	1,605,365
124,683	Cheng Shin Rubber Industry Co., Ltd.	318,330
6,199	Delphi Automotive plc	426,119
38,400	DENSO Corp.	1,836,534
22,400	Futaba Industrial Co., Ltd.	102,561
19,443	Goodyear Tire & Rubber Co.	540,127
1,882	Hyundai Wia Corp.	364,823
20,151	Johnson Controls, Inc.	1,006,139
4,800	Koito Manufacturing Co., Ltd.	123,135
1,980	Lear Corp.	176,854
2,900	Stanley Electric Co., Ltd.	75,773
37,000	Toyota Industries Corp.	1,914,466
4,258	TRW Automotive Holdings Corp.*	381,176

		10,305,922

Automobiles (1.9%):
6,802	Bayerische Motoren Werke AG (BMW)	862,728
6,700	Daihatsu Motor Co., Ltd.	119,322
104,000	Dongfeng Motor Corp., H Shares	186,425
118,510	Ford Motor Co.	2,043,112
148,700	Fuji Heavy Industries, Ltd.	4,127,291
8,966	General Motors Co.	325,466
43,400	Honda Motor Co., Ltd.	1,518,371
3,784	Hyundai Motor Co.	858,208
76,000	Isuzu Motors, Ltd.	503,614
7,054	Maruti Suzuki India, Ltd.	286,235
86,000	Suzuki Motor Corp.	2,699,307
21,700	Toyota Motor Corp.	1,305,539
270	Volkswagen AG	69,807

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
9,900	Yamaha Motor Co., Ltd.	$170,742
159,770	Yulon Motor Co., Ltd.	260,038

		15,336,205

Banks (4.1%):
79,287	Banco Bilbao Vizcaya Argentaria SA	1,009,321
18,686	Banco Santander Chile SA, ADR	494,245
185,393	Bank of America Corp.	2,849,490
9,674	Bank of Nova Scotia^	645,054
21,000	Bank of Yokohama, Ltd. (The)	121,107
23,604	BB&T Corp.	930,706
48,580	BNP Paribas SA	3,295,894
18,000	Chiba Bank, Ltd. (The)	127,317
89,000	Chuo Mitsui Trust Holdings, Inc.	407,635
17,309	Fifth Third Bancorp	369,547
356,671	Intesa Sanpaolo SpA	1,099,466
68,015	JPMorgan Chase & Co.	3,919,024
983,614	Lloyds Banking Group plc*	1,250,704
127,300	Mitsubishi UFJ Financial Group, Inc.	782,116
23,377	National Australia Bank, Ltd.	722,998
104,606	Regions Financial Corp.	1,110,916
12,000	Shizuoka Bank, Ltd. (The)	129,964
19,196	Societe Generale	1,003,783
44,500	Sumitomo Mitsui Financial Group, Inc.	1,868,841
22,184	Svenska Handelsbanken AB, A Shares	1,085,015
27,122	U.S. Bancorp	1,174,925
57,376	UniCredit SpA	480,530
103,709	Wells Fargo & Co.	5,450,945

		30,329,543

Beverages (1.2%):
2,591	Anheuser-Busch InBev NV	297,792
85,880	Coca-Cola Co. (The)	3,637,877
1,775	Constellation Brands, Inc., Class A*	156,431
8,047	Diageo plc, ADR	1,024,142
6,279	Diageo plc	199,856
3,299	Fomento Economico Mexicano SAB de C.V., ADR	308,951
30,400	Kirin Holdings Co., Ltd.	439,723
4,846	Remy Cointreau SA^	445,805
13,277	SABMiller plc	769,140
13,500	Suntory Beverage & Food, Ltd.	530,091
17,133	Uber Technologies, Inc.*(a)	1,063,140

		8,872,948

Biotechnology (0.9%):
5,316	Alexion Pharmaceuticals, Inc.*	830,625
1,327	Amgen, Inc.	157,077
5,835	Biogen Idec, Inc.*	1,839,834
12,944	Celgene Corp.*	1,111,631
7,288	Cubist Pharmaceuticals, Inc.*	508,848
13,043	Gilead Sciences, Inc.*	1,081,395
59,638	Mesoblast, Ltd.*^	251,709

Continued

2

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
738	Regeneron Pharmaceuticals, Inc.*	$208,463
9,303	Vertex Pharmaceuticals, Inc.*	880,808

		6,870,390

Building Products (0.3%):
26,591	Compagnie de Saint-Gobain	1,497,927
12,800	SA Daikin Industries, Ltd.	809,743

		2,307,670

Capital Markets (0.6%):
1,202	Ameriprise Financial, Inc.	144,240
22,770	Deutsche Bank AG, Registered Shares	801,045
8,585	Goldman Sachs Group, Inc. (The)	1,437,472
102,337	UBS AG, Registered Shares	1,875,656

		4,258,413

Chemicals (2.0%):
7,592	Agrium, Inc.	695,655
14,752	Akzo Nobel NV	1,105,987
11,941	Arkema, Inc.	1,162,211
86,000	Asahi Kasei Corp.	659,412
503	CF Industries Holdings, Inc.	120,987
3,232	Cheil Industries, Inc.	224,213
1,665	Eastman Chemical Co.	145,438
17,007	FMC Corp.	1,210,728
29,900	Hitachi Chemical Co., Ltd.	495,573
47,700	JSR Corp.	819,779
13,478	Koninklijke DSM NV	980,818
49,200	Kuraray Co., Ltd.	624,661
4,643	Linde AG	987,308
20,200	Nitto Denko Corp.	948,534
982	PPG Industries, Inc.	206,367
28,200	Shin-Etsu Chemical Co., Ltd.	1,716,938
1,408	Sigma Aldrich Corp.	142,884
7,294	Syngenta AG, Registered Shares	2,725,797
188,000	Ube Industries, Ltd.	327,181

		15,300,471

Commercial Services & Supplies (0.0%):
4,735	Pitney Bowes, Inc.	130,781
2,900	Sohgo Security Services Co., Ltd.	69,663

		200,444

Communications Equipment (0.5%):
98,223	Cisco Systems, Inc.	2,440,842
14,677	El Towers SpA*	793,780
1,797	Harris Corp.	136,123
1,885	Motorola Solutions, Inc.	125,484

		3,496,229

Construction & Engineering (0.3%):
46,000	JGC Corp.	1,400,269
4,000	Kinden Corp.	38,955
2,000	Maeda Road Construction Co., Ltd.	34,657
81,000	Okumura Corp.	411,700
104,000	Toda Corp.	405,141

		2,290,722

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.1%):
4,859	HeidelbergCement AG	$414,372

Consumer Finance (0.7%):
21,748	American Express Co.	2,063,233
16,014	Capital One Financial Corp.	1,322,756
23,962	Discover Financial Services	1,485,165
11,560	Santander Consumer USA Holdings, Inc.	224,726

		5,095,880

Containers & Packaging (0.2%):
7,952	Avery Dennison Corp.	407,540
15,694	Crown Holdings, Inc.*	780,933
19,252	Sealed Air Corp.	657,841

		1,846,314

Distributors (0.0%):
2,100	Canon Marketing Japan, Inc.	39,462

Diversified Consumer Services (0.0%):
3,700	Benesse Holdings, Inc.	160,657

Diversified Financial Services (0.8%):
11,699	Berkshire Hathaway, Inc., Class B*	1,480,625
49,607	Citigroup, Inc.	2,336,490
9,156	Deutsche Boerse AG	710,520
80,184	ING Groep NV*	1,124,995

		5,652,630

Diversified Telecommunication Services (1.1%):
167,694	BT Group plc	1,103,104
49,491	Deutsche Telekom AG, Registered Shares	867,407
54,724	Koninklijke (Royal) KPN NV*	199,256
10,700	Nippon Telegraph & Telephone Corp.	668,377
237,334	Oi SA, ADR	203,656
319,000	Singapore Telecommunications, Ltd.	985,678
466	Swisscom AG, Registered Shares	270,774
43,850	TDC A/S	453,843
278,462	Telecom Italia SpA	352,270
32,883	Telecom Italia SpA, RSP	32,446
175,700	Telekom Malaysia Berhad	347,609
7,963	Verizon Communications, Inc.	389,520
64,298	Verizon Communications, Inc.	3,146,101

		9,020,041

Electric Utilities (0.6%):
17,835	American Electric Power Co., Inc.	994,658
21,200	Chubu Electric Power Co., Inc.*	264,041
69,847	Enel SpA ^	406,418
13,341	NextEra Energy, Inc.	1,367,185
28,086	PPL Corp.	997,896
13,418	Terna – Rete Elettrica Nationale SpA	70,735

		4,100,933

Electrical Equipment (1.1%):
20,623	Eaton Corp. plc	1,591,682
1,000	Mabuchi Motor Co., Ltd.	75,932
89,000	Mitsubishi Electric Corp.	1,101,290

Continued

3

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
16,636	Rockwell Automation, Inc.	$2,082,162
19,817	Schneider Electric SA	1,868,897
1,932	Schneider Electric SE	181,746
38,300	Sumitomo Electric Industries, Ltd.	540,198

		7,441,907

Electronic Equipment, Instruments & Components (0.6%):
2,948	Avnet, Inc.	130,626
3,100	Hitachi High-Technologies Corp.	73,894
220,000	Hitachi, Ltd.	1,614,748
31,500	HOYA Corp.	1,048,356
400	Keyence Corp.	174,990
13,800	Kyocera Corp.	656,637
6,100	Murata Manufacturing Co., Ltd.	572,270
4,100	Omron Corp.	173,247
2,648	TE Connectivity, Ltd.	163,752

		4,608,520

Energy Equipment & Services (0.9%):
19,817	Dresser-Rand Group, Inc.*	1,262,937
95,700	Dropbox, Inc.*(a)(b)	1,761,837
1,633	Helmerich & Payne, Inc.	189,608
20,054	Schlumberger, Ltd.	2,365,369
14,996	Technip-Coflexip SA	1,642,497

		7,222,248

Food & Staples Retailing (0.3%):
7,065	CVS Caremark Corp.	532,489
20,064	Fresh Market, Inc. (The)*^	671,542
3,102	Kroger Co. (The)	153,332
78,037	Tesco plc	379,020

		1,736,383

Food Products (1.3%):
23,000	Ajinomoto Co., Inc.	360,486
3,084	Archer-Daniels-Midland Co.	136,035
55,745	Cosan, Ltd., A Shares	755,902
5,778	Danone SA	428,800
54,359	Nestle SA, Registered Shares	4,212,846
365	Orion Corp.	332,233
26,652	SLC Agricola SA	230,324
66,729	Unilever NV	2,918,623
16,532	Unilever plc	749,553

		10,124,802

Gas Utilities (0.2%):
4,995	Gas Natural SDG SA^	158,067
30,726	Snam Rete Gas SpA	185,100
242,000	Tokyo Gas Co., Ltd.	1,415,874

		1,759,041

Health Care Equipment & Supplies (0.4%):
986	Becton, Dickinson & Co.	116,644
15,512	Getinge AB, B Shares	407,501
16,398	Medtronic, Inc.	1,045,536

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
17,429	Mindray Medical International, Ltd., ADR^	$549,014
4,920	Zimmer Holdings, Inc.	510,991

		2,629,686

Health Care Providers & Services (3.1%):
14,930	Aetna, Inc.	1,210,524
34,158	Al Noor Hospitals Group plc	598,598
1,775	AmerisourceBergen Corp.	128,972
1,601,600	Bangkok Dusit Medical Services Public Co., Ltd., Class F	824,716
84,200	Bumrungrad Hospital Public Co., Ltd.	303,723
12,279	Cardinal Health, Inc.	841,848
14,308	Catamaran Corp.*	631,841
20,589	Envision Healthcare Holdings, Inc.*	739,351
22,486	Express Scripts Holding Co.*	1,558,954
7,027	Fresenius SE & Co. KGaA	1,047,868
31,056	HCA Holdings, Inc.*	1,750,938
13,745	HealthSouth Corp.	493,033
12,506	Humana, Inc.	1,597,266
703,000	IHH Healthcare Berhad	959,462
101,218	Life Healthcare Group Holdings Pte, Ltd.	395,361
14,270	McKesson, Inc.	2,657,218
57,901	NMC Health plc	496,049
282,799	PT Siloam International Hospital Tbk*	344,987
98,000	Raffles Medical Group, Ltd.	320,023
9,500	Ship Healthcare Holdings, Inc.	332,834
193,197	Sinopharm Group Co., H Shares	534,928
7,753	Team Health Holdings, Inc.*	387,185
11,876	Tenet Healthcare Corp.*	557,459
28,932	UnitedHealth Group, Inc.	2,365,192
12,478	Universal Health Services, Inc., Class B	1,194,893
7,528	WellCare Health Plans, Inc.*	562,040
1,359	WellPoint, Inc.	146,242

		22,981,505

Health Care Technology (0.0%):
7,897	Castlight Health, Inc., Class B*^	120,034

Hotels, Restaurants & Leisure (0.3%):
12,935	Hilton Worldwide Holdings, Inc.*	301,386
17,994	McDonald’s Corp.	1,812,715
1,817	Wyndham Worldwide Corp.	137,583

		2,251,684

Household Durables (0.4%):
2,800	Alpine Electronics, Inc.	39,557
62,916	Barratt Developments plc	401,637
52,642	Cyrela Brazil Realty SA Empreendimentos e Participacoes	330,770
90,144	MRV Engenharia e Participacoes SA	301,976
7,300	Rinnai Corp.	706,004
32,000	Sony Corp.	534,581

		2,314,525

Continued

4

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products (1.1%):
5,238	Church & Dwight Co., Inc.	$366,398
14,326	Colgate-Palmolive Co.	976,747
645	Energizer Holdings, Inc.	78,709
1,059	Kimberly-Clark Corp.	117,782
495	LG Household & Health Care, Ltd.	222,836
78,406	Procter & Gamble Co. (The)	6,161,928
7,800	Unicharm Corp.	465,464

		8,389,864

Independent Power and Renewable Electricity Producers (0.3%):
53,922	AES Corp. (The)	838,487
51,029	Calpine Corp.*	1,215,001
3,200	NextEra Energy Partners LP*	107,232
5,735	NRG Energy, Inc.	213,342

		2,374,062

Industrial Conglomerates (1.9%):
10,040	3M Co.	1,438,130
163,719	Beijing Enterprises Holdings, Ltd.	1,550,194
7,640	Danaher Corp.	601,497
148,263	General Electric Co.	3,896,351
143,000	Keppel Corp., Ltd.	1,238,126
35,813	Siemens AG, Registered Shares	4,729,662

		13,453,960

Insurance (2.2%):
8,123	ACE, Ltd.	842,355
74,600	AIA Group, Ltd.	375,413
9,050	Allstate Corp. (The)	531,416
26,251	American International Group, Inc.	1,432,779
43,092	AXA SA	1,028,311
2,308	Axis Capital Holdings, Ltd.	102,198
1,093	Chubb Corp. (The)	100,742
3,039	CNA Financial Corp.	122,836
98,728	Legal & General Group plc	380,807
3,972	Lincoln National Corp.	204,320
15,759	Marsh & McLennan Cos., Inc.	816,631
14,847	MetLife, Inc.	824,899
45,700	MS&AD Insurance Group Holdings, Inc.	1,106,653
29,900	NKSJ Holdings, Inc.	807,213
6,067	Prudential Financial, Inc.	538,568
47,168	Prudential plc	1,081,842
1,659	Reinsurance Group of America, Inc.	130,895
40,900	Sony Financial Holdings, Inc.	699,018
114,100	Tokio Marine Holdings, Inc.	3,760,116
1,579	Torchmark Corp.	129,352
6,980	Travelers Cos., Inc. (The)	656,609
30,226	XL Group plc, Class B	989,297

		16,662,270

Internet Software & Services (2.1%):
29,600	DeNA Co., Ltd.^	401,123
55,701	eBay, Inc.*	2,788,392
5,859	Google, Inc., Class C*	3,370,566

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
5,383	Google, Inc., Class A*	$3,147,279
27,500	Gree, Inc.^	241,540
27,064	SINA Corp.*	1,346,975
63,484	Twitter, Inc.*	2,600,939
39,416	Twitter, Inc.*(a)(b)	1,534,130

		15,430,944

IT Services (1.7%):
1,384	Accenture plc, Class A	111,883
850	Alliance Data Systems Corp.*	239,063
2,938	Amdocs, Ltd.	136,118
24,254	Atos Origin SA	2,021,711
4,782	Cielo SA	98,606
2,747	Computer Sciences Corp.	173,610
2,873	Fidelity National Information Services, Inc.	157,268
54,054	MasterCard, Inc., Class A	3,971,347
25,663	Visa, Inc., Class A	5,407,451
46,065	Worldline SA*	1,047,003

		13,364,060

Leisure Products (0.2%):
17,168	Mattel, Inc.	669,037
5,300	Namco Bandai Holdings, Inc.	124,365
7,400	Nikon Corp.	116,690
21,400	Sega Sammy Holdings, Inc.	421,877
7,300	Yamaha Corp.	115,322

		1,447,291

Life Sciences Tools & Services (0.7%):
23,582	Agilent Technologies, Inc.	1,354,550
2,025	Mettler-Toledo International, Inc.*	512,690
13,366	PerkinElmer, Inc.	626,063
14,610	Thermo Fisher Scientific, Inc.	1,723,980
7,314	Waters Corp.*	763,874

		4,981,157

Machinery (1.2%):
500	Andritz AG	28,861
131,313	CNH Industrial NV	1,347,008
4,016	CNH Industrial NV	41,039
19,645	Colfax Corp.*	1,464,338
72,851	Cummins India, Ltd.	784,644
4,001	Cummins, Inc.	617,314
1,290	Dover Corp.	117,326
2,800	Fanuc, Ltd.	483,935
158,090	Haitian International Holdings, Ltd.	369,368
86,000	IHI Corp.	401,517
28,000	Kubota Corp.	397,867
75,000	Mitsubishi Heavy Industries, Ltd.	468,879
5,400	Nabtesco Corp.	119,618
11,011	PACCAR, Inc.	691,821
1,018	Parker Hannifin Corp.	127,993
12,332	Samsung Heavy Industries Co., Ltd.	327,633
1,000	SMC Corp.	268,198
13,795	Stanley Black & Decker, Inc.	1,211,477

		9,268,836

Continued

5

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media (1.4%):
8,144	Charter Communications, Inc., Class A*	$1,289,847
77,450	Comcast Corp., Class A	4,157,516
9,292	DISH Network Corp., Class A*	604,723
60,869	Grupo Televisa SAB	417,605
21,823	Liberty Media Corp.*	2,982,768
20,700	Manchester United plc, Class A*^	361,215
3,582	RTL Group	398,180
974	Time Warner Cable, Inc.	143,470
2,100	TV Asahi Holdings Corp.	38,445
1,429	Viacom, Inc., Class B	123,937
54,301	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	356,496

		10,874,202

Metals & Mining (3.0%):
138,884	Antofagasta plc	1,821,545
62,912	BHP Billiton plc	2,048,114
24,199	Constellium NV*	775,820
104,865	Eldorado Gold Corp.	802,042
114,566	First Quantum Minerals, Ltd.	2,450,461
118,133	Freeport-McMoRan Copper & Gold, Inc.	4,311,854
80,001	Goldcorp, Inc.	2,232,828
8,000	Jiangxi Copper Co., Ltd.	12,664
303,956	Platinum Group Metals, Ltd.*	361,818
35,439	Polyus Gold International, Ltd.*	113,776
64,196	Rio Tinto plc	3,463,496
25,737	Silver Wheaton Corp.^	676,111
52,062	Southern Copper Corp.	1,581,123
24,905	Teck Resources, Ltd., Class B^	568,581

		21,220,233

Multiline Retail (0.1%):
1,994	Macy’s, Inc.	115,692
5,300	Ryohin Keikaku Co., Ltd.	602,090

		717,782

Multi-Utilities (0.7%):
22,376	CenterPoint Energy, Inc.	571,483
20,901	Dominion Resources, Inc.	1,494,840
3,191	DTE Energy Co.	248,483
29,700	GDF Suez	816,548
68,727	National Grid plc	987,268
7,515	RWE AG	322,716
11,044	Sempra Energy	1,156,417

		5,597,755

Oil, Gas & Consumable Fuels (5.4%):
27,158	Anadarko Petroleum Corp.	2,972,987
108,570	Athabasca Oil Corp.*	779,498
51,862	BG Group plc	1,096,293
57,369	Cameco Corp.^	1,125,006
28,717	Canadian Natural Resources, Ltd.	1,318,397
30,228	Chevron Corp.	3,946,266
12,780	Cimarex Energy Co.	1,833,419

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,168,000	CNOOC, Ltd.	$2,096,297
41,560	Cobalt International Energy, Inc.*	762,626
17,616	Diamondback Energy, Inc.*	1,564,301
34,500	Eclipse Resources Corp.*	866,985
34,085	EP Energy Corp., Class A*	785,659
9,469	EQT Corp.	1,012,236
129,600	INPEX Corp.	1,974,020
37,919	KazMunaiGas Exploration Production JSC, Registered Shares, GDR	605,367
348,000	Kunlun Energy Co., Ltd.	574,169
74,117	Lundin Petroleum AB*	1,499,113
59,370	Marathon Oil Corp.	2,370,050
1,363	Marathon Petroleum Corp.	106,409
893	Murphy Oil Corp.	59,367
236,487	Ophir Energy plc*	891,470
116,157	Palantir Technologies, Inc.*(a)(b)	712,042
39,098	Parsley Energy, Inc., Class A*	941,089
62,648	Petroleo Brasileiro SA, ADR	916,541
36,729	Phillips 66	2,954,113
31,612	Royal Dutch Shell plc, ADR	2,603,880
32,415	Statoil ASA	1,000,275
1,282	Suncor Energy, Inc.	54,652
10,460	Total SA	755,688
18,747	Total SA, Sponsored ADR^	1,353,533
3,356	Valero Energy Corp.	168,136

		39,699,884

Paper & Forest Products (0.0%):
2,953	International Paper Co.	149,038

Personal Products (0.2%):
77,502	Hypermarcas SA*	670,819
2,335	L’Oreal SA	402,602

		1,073,421

Pharmaceuticals (3.5%):
55,552	Abbvie, Inc.	3,135,354
7,780	Allergan, Inc.	1,316,532
34,400	Astellas Pharma, Inc.	452,907
5,088	AstraZeneca plc, ADR	378,089
17,733	AstraZeneca plc	1,319,368
26,958	Bristol-Myers Squibb Co.	1,307,733
10,000	Kyowa Hakko Kogyo Co., Ltd.^	135,567
6,239	Mylan, Inc.*	321,683
26,270	Novartis AG, Registered Shares	2,380,130
567	Novartis AG, ADR	51,331
23,500	Otsuka Holdings Co., Ltd.	729,453
4,464	Perrigo Co. plc	650,673
105,436	Pfizer, Inc.	3,129,340
17,206	Roche Holding AG	5,135,454
29,343	Sanofi-Aventis SA	3,120,796
8,875	Sanofi-Aventis SA, ADR	471,884
2,000	Sawai Pharmaceutical Co., Ltd.	118,050

Continued

6

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
22,531	Shire plc	$1,766,457
444,000	Sino Biopharmaceutical, Ltd.	360,051

		26,280,852

Professional Services (0.1%):
40,900	Qualicorp SA*	483,616

Real Estate Investment Trusts (REITs) (0.7%):
9,452	American Capital Agency Corp.	221,271
9,768	American Tower Corp.	878,925
23,900	Equity Residential Property Trust	1,505,700
364,645	Fibra UNO Amdinistracion SA	1,278,692
145,465	Link REIT (The)	782,710
206,217	TF Administradora Industrial S de RL de C.V.	460,524

		5,127,822

Real Estate Management & Development (1.1%):
88,331	BR Malls Participacoes SA	751,753
633,000	CapitaLand, Ltd.	1,624,980
36,000	Daikyo, Inc.	84,733
5,300	Daito Trust Construction Co., Ltd.	623,835
174,000	Global Logistic Properties, Ltd.	376,885
67,467	St. Joe Co. (The)*^	1,715,686
146,000	Sun Hung Kai Properties, Ltd.	2,002,997
180,000	Wharf Holdings, Ltd. (The)	1,296,811

		8,477,680

Road & Rail (1.0%):
26,141	Canadian National Railway Co.	1,699,688
12,363	CSX Corp.	380,904
25,200	East Japan Railway Co.	1,987,816
9,346	J.B. Hunt Transport Services, Inc.	689,548
24,000	Nippon Express Co., Ltd.	116,506
6,000	Seino Holdings Co., Ltd.	68,294
29,033	Union Pacific Corp.	2,896,042

		7,838,798

Semiconductors & Semiconductor Equipment (0.7%):
824	KLA-Tencor Corp.	59,855
17,200	ROHM Co., Ltd.	988,545
888	Samsung Electronics Co., Ltd.	1,161,204
1,830	Samsung Electronics Co., Ltd., Preferred Shares	1,918,617

		4,128,221

Software (1.3%):
17,204	Activision Blizzard, Inc.	383,649
2,183	Adobe Systems, Inc.*	157,962
1,967	Check Point Software Technologies, Ltd.*	131,848
43,375	Electronic Arts, Inc.*	1,555,861
38,400	Gungho Online Enetertainment, Inc.^	248,538
1,668	Intuit, Inc.	134,324
3,164	Microsoft Corp.	131,939
15,900	Nexon Co., Ltd.	152,221
6,800	Nintendo Co., Ltd.	815,024

Shares		Fair Value
Common Stocks, continued
Software, continued
55,862	Oracle Corp.	$2,264,087
38,848	TIBCO Software, Inc.*	783,564
3,600	Trend Micro, Inc.	118,778
36,576	UbiSoft Entertainment SA*	672,644
52,191	Veeva Systems, Inc., Class A*^	1,328,261
7,520	VMware, Inc., Class A*	728,011

		9,606,711

Specialty Retail (0.2%):
2,300	Autobacs Seven Co., Ltd.	38,636
10,300	Nitori Co., Ltd.	563,841
4,200	Sanrio Co., Ltd.^	122,142
700	Shimamura Co., Ltd.	68,913
281,400	Yamada Denki Co., Ltd.^	1,004,466
214,260	Zhongsheng Group Holdings, Ltd.	279,333

		2,077,331

Technology Hardware, Storage & Peripherals (0.9%):
60,872	Apple, Inc.	5,656,835
199,000	NEC Corp.	635,969
2,383	Seagate Technology plc	135,402
2,311	Western Digital Corp.	213,305

		6,641,511

Textiles, Apparel & Luxury Goods (0.4%):
48,485	Coach, Inc.	1,657,702
12,080	Lululemon Athletica, Inc.*^	488,998
5,035	LVMH Moet Hennessy Louis Vuitton SA	969,828

		3,116,528

Thrifts & Mortgage Finance (0.1%):
55,558	Fannie Mae*^	217,232
16,260	Ocwen Financial Corp.*	603,246

		820,478

Trading Companies & Distributors (1.0%):
27,381	Fastenal Co.	1,355,086
72,100	Mitsubishi Corp.	1,502,202
241,600	Mitsui & Co., Ltd.	3,880,448
69,800	Sumitomo Corp.	944,049

		7,681,785

Transportation Infrastructure (0.1%):
615,711	Delta Topco, Ltd.*(a)(b)	407,108
4,000	Kamigumi Co., Ltd.	36,835
17,667	Novorossiysk Commercial Sea Trade Port JSC, Registered Shares, GDR*	88,302

		532,245

Water Utilities (0.1%):
13,607	American Water Works Co., Inc.	672,866

Wireless Telecommunication Services (0.7%):
16,430	America Movil SAB de C.V., Series L, ADR	340,923
379,500	Axiata Group Berhad	824,333
10,470	Crown Castle International Corp.	777,502
133,029	Far EasTone Telecommunications Co., Ltd.	303,093

Continued

7

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
24,600	KDDI Corp.	$1,503,978
104,000	Taiwan Mobile Co., Ltd.	321,959
135,098	Vodafone Group plc	451,413
14,583	Vodafone Group plc, ADR	486,926

		5,010,127

Total Common Stocks (Cost $403,555,609)		464,101,424

Preferred Stocks (1.6%):
Auto Components (0.1%):
12,219	Mobileye N.V., Series F, Preferred Shares *(a)(b)	483,628

Automobiles (0.3%):
8,633	Volkswagen AG, Preferred Shares	2,267,372

Banks (0.7%):
25,482	Citigroup Capital XIII, Preferred Shares	705,851
31,000	GMAC Capital Trust I, Series 2, Preferred Shares	846,299
15,033	HSBC Holdings plc, Series 2, Preferred Shares	406,944
76,512	Itau Unibanco Holding SA, Preferred Shares	1,101,786
20,628	RBS Capital Funding Trust VII, Series G, Preferred Shares	497,135
9,710	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR	241,876
12,375	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR	297,990
13,969	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR	352,717
7,409	U.S. Bancorp, Series G, Preferred Shares	203,081
13,409	U.S. Bancorp, Series F, Preferred Shares^	378,938
511,000	USB Capital IX, Preferred Shares	435,628

		5,468,245

Communications Equipment (0.1%):
6,670	Corwn Castle International Corp., Series A, Preferred Shares	678,673

Diversified Financial Services (0.1%):
44,451	Fannie Mae, Series S, Preferred Shares	460,068

Food & Staples Retailing (0.1%):
13,631	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Preferred Shares	635,579

Machinery (0.0%):
2,023	Stanley Black & Decker, Inc., Preferred Shares^	230,683

Multi-Utilities (0.1%):
7,500	Dominion Resources, Inc., Preferred Shares	394,688

Real Estate Investment Trusts (REITs) (0.1%):
2,826	American Tower Corp., Series A, Preferred Shares	300,686
10,270	Health Care REIT, Inc., Series I	596,623

		897,309

Real Estate Management & Development (0.0%):
14,600	Forestar Group, Inc., Preferred Shares	367,409

Total Preferred Stocks (Cost $10,739,847)		11,883,654

Shares		Fair Value
Warrants (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.*(c)	$113,564

Real Estate Management & Development (0.0%):
11,666	Sun Hung Kai Properties, Ltd.*	15,233

Total Warrants (Cost $—)		128,797

Convertible Preferred Stocks (0.2%):
Aerospace & Defense (0.0%):
5,137	United Technologies Corp., 0.46%	334,881

Airlines (0.0%):
650	Continental Airlines Finance Trust II, 3.04%	32,033

Banks (0.0%):
247	Wells Fargo & Co., Series L, Class A, 0.02%	299,642

Electric Utilities (0.2%):
10,884	NextEra Energy, Inc., 0.34%	722,209

Metals & Mining (0.0%):
14,524	Cliffs Natural Resources, Inc., Series A, 1.95%	208,129

Total Convertible Preferred Stocks (Cost $1,509,353)		1,596,894

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (2.3%):
Automobiles (0.2%):
$800,000	Volkswagen International Finance NV, 5.50%, 11/9/15(c)	1,283,516

Banks (0.1%):
713,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/31/49, Callable 5/1/23 @ 100, Perpetual Bond(d)	683,589

Biotechnology (0.4%):
143,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	147,916
135,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	142,172
229,000	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17	561,336
659,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16	2,402,055

		3,253,479

Diversified Financial Services (0.1%):
20,000,000	Zeus (Cayman) II, Ltd., Registered Shares, -23.28%, 8/18/16(a)	347,596

Electrical Equipment (0.0%):
143,000	Suzlon Energy, Ltd., 0.00%, 7/25/14	143,000

Food & Staples Retailing (0.1%):
500,000	Olam International, Ltd., 6.00%, 10/15/16(c)	553,125

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)	100,000

Continued

8

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Health Care Providers & Services (0.1%):
$80,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	$108,950
463,000	WellPoint, Inc., 2.75%, 10/15/42	709,258

		818,208

Internet Software & Services (0.0%):
355,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100(c)	324,825

Oil, Gas & Consumable Fuels (0.3%):
836,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	771,210
1,081,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	1,162,751
70,000	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17	68,600
300,000	Essar Energy plc, 4.25%, 2/1/16(c)	298,500

		2,301,061

Pharmaceuticals (0.2%):
452,000	Mylan, Inc., 3.75%, 9/15/15	1,752,348

Real Estate Management & Development (0.4%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16, Callable 10/17/18 @ 100(c)	599,615
1,500,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100(c)	1,206,497
500,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100(c)	408,792
250,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100(c)	204,396
391,000	Forest City Enterprises, Inc., 4.25%, 8/15/18	441,830

		2,861,130

Semiconductors & Semiconductor Equipment (0.1%):
246,000	Intel Corp., 3.25%, 8/1/39	379,455

Software (0.2%):
727,000	Salesforce.com, Inc., 0.25%, 4/1/18^	834,687
368,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16	481,620

		1,316,307

Wireless Telecommunication Services (0.1%):
500,000	Telecom Italia Finance SA, 6.13%, 11/15/16(c)	849,250

Total Convertible Bonds (Cost $14,506,827)		16,966,889

Floating Rate Loans (1.1%):
Biotechnology (0.1%):
972,676	Grifols Worldwide Operations, Ltd., 3.15%, 3/3/21(d)	971,023

Energy Equipment & Services (0.3%):
378,964	Drillships Financing Holdings, Inc., 6.00%, 3/31/21(d)	384,888
405,533	Fieldwood Energy LLC, 9.38%, 9/20/20(d)	417,902
1,211,438	Seadrill, Ltd., 0.00%, 2/21/21(b)(d)	1,193,266

		1,996,056

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Hotels, Restaurants & Leisure (0.3%):
$304,147	Autobahn Tank & Rast Holding GmbH, 3.60%, 12/4/18(d)	$415,803
122,640	Autobahn Tank & Rast Holding GmbH, 4.63%, 12/4/19(d)	168,176
1,573,428	Hilton Worldwide Finance LLC, 3.50%, 9/23/20(d)	1,570,155
345,292	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(d)	344,574

		2,498,708

Insurance (0.1%):
571,000	Delta Debtco, Ltd., 9.25%, 10/30/19(a)(d)	594,554

Media (0.1%):
392,052	Univision Communications, Inc., 4.00%, 3/1/20(d)	391,519

Metals & Mining (0.0%):
105,324	Essar Steel Algoma, Inc., 9.25%, 9/18/14(d)	105,377

Oil, Gas & Consumable Fuels (0.2%):
232,885	Quintero SA, 1.25%, 6/20/23(d)	217,980
105,393	Sheridan Production Partners, 4.25%, 12/2/20(d)	105,393
757,468	Sheridan Production Partners, 4.25%, 12/2/20(d)	757,467
39,317	Sheridan Production Partners, 4.25%, 12/2/20(d)	39,317

		1,120,157

Pharmaceuticals (0.0%):
189,625	Mallinckrodt International Finance SA, 3.50%, 2/24/21(d)	189,625

Total Floating Rate Loans (Cost $7,769,660)		7,867,019

Corporate Bonds (2.0%):
Banks (0.2%):
385,000	Bank of America Corp., 2.60%, 1/15/19	389,529
430,000	CIT Group, Inc., 4.75%, 2/15/15(c)	438,600
176,000	Deutsche Bank NY, 5.63%, Callable 1/19/16 @ 100(c)(d)	182,820
310,000	HSBC USA, Inc., 1.63%, 1/16/18	310,694
290,000	JPMorgan Chase & Co., 6.13%, 6/27/17	326,573

		1,648,216

Beverages (0.0%):
258,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.38%, 7/15/17	258,868

Capital Markets (0.4%):
272,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	316,539
420,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(d)	468,300
657,000	Goldman Sachs Group, Inc., Series L, 5.70%, Callable 5/10/19 @ 100(d)	683,280
361,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	425,305

Continued

9

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$489,000	Morgan Stanley, Series H, 5.45%, Callable 7/15/19 @ 100(d)	$497,919
168,000	Morgan Stanley, Series G, 7.30%, 5/13/19	205,422

		2,596,765

Communications Equipment (0.0%):
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	125,950

Construction Materials (0.1%):
135,000	Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103(c)	139,995
224,000	Texas Industries, Inc., 9.25%, 8/15/20, Callable 8/15/15 @ 105	253,680

		393,675

Consumer Finance (0.2%):
578,000	Ally Financial, Inc., 2.75%, 1/30/17	584,502
431,000	Ally Financial, Inc., 3.50%, 1/27/19	435,181
858,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	858,349

		1,878,032

Diversified Consumer Services (0.1%):
408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	416,776
395,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	439,418

		856,194

Diversified Financial Services (0.3%):
518,000	Bank of America Corp., 2.00%, 1/11/18, MTN	521,343
277,000	Bank of America Corp., 1.30%, 3/22/18, MTN(d)	280,566
273,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(d)	275,730
500,000	General Electric Capital Corp., Series B, 6.25%, Callable 12/15/22 @ 100(d)	556,250
222,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(c)	225,378

		1,859,267

IT Services (0.0%):
130,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 8/11/14 @ 105	137,313

Media (0.1%):
235,000	Cablevision Systems Corp., 5.88%, 9/15/22	239,406
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(c)	209,000

		448,406

Oil, Gas & Consumable Fuels (0.1%):
111,000	Chesapeake Energy Corp., 3.47%, 4/15/19, Callable 4/15/15 @ 101(d)	112,249
325,000	Reliance Holdings USA, Inc., 4.50%, 10/19/20(c)	339,291
250,000	Reliance Holdings USA, Inc., 5.40%, 2/14/22(c)	269,940
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23	281,475

		1,002,955

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals (0.2%):
$475,000	Forest Laboratories, Inc., 4.38%, 2/1/19(c)	$512,435
331,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(c)	362,730
436,000	Mylan, Inc., 2.55%, 3/28/19	439,195

		1,314,360

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19	169,477

Specialty Retail (0.1%):
553,000	Best Buy Co., Inc., 5.00%, 8/1/18	579,959

Technology Hardware, Storage & Peripherals (0.0%):
213,000	Xerox Corp., 6.35%, 5/15/18	247,505

Thrifts & Mortgage Finance (0.0%):
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100	367,629

Transportation Infrastructure (0.1%):
516,343	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)	517,424

Wireless Telecommunication Services (0.1%):
960,000	AT&T, Inc., 2.38%, 11/27/18	976,098

Total Corporate Bonds (Cost $15,061,214)		15,378,093

Foreign Bonds (9.7%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(d)	1,748,404

Media (0.1%):
320,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/18 @ 109+(c)	467,730

Pharmaceuticals (0.0%):
100,000	Capsugel FinanceCo SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107+(c)	147,546

Sovereign Bonds (9.4%):
3,779,000	Australian Government, Series 133, 5.50%, 4/21/23+	4,110,486
1,292,000	Australian Government, Series 137, 2.75%, 4/21/24+	1,137,862
24,557,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.39%, 1/1/21+(e)	10,157,761
6,703,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.31%, 1/1/23+(e)	2,715,625
187,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/24+(e)	211,010
4,278,946	Bundesrepublik Deutschland, Series 2007, 4.25%, 7/4/17+	6,593,157
638,000	Canadian Government, 4.00%, 6/1/16+	630,752
1,114,000	Canadian Government, 1.50%, 3/1/17+	1,053,367
807,000	Canadian Government, 3.50%, 6/1/20+	833,156
10,162,000	Government of Poland, 5.75%, 10/25/21+	3,878,825
8,444,000,000	Indonesia Government, Series FR69, 7.88%, 4/15/19+	715,370
340,000,000	Japan Treasury Discount Bill, Series 442, 0.03%, 7/7/14+(f)	3,356,678

Continued

10

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$220,000,000	Japan Treasury Discount Bill, Series 449, 0.04%, 8/4/14+(f)	$2,171,895
69,557,600	Mexican Bonos Desarr, Series M 20, 10.00%, 12/5/24+(d)(g)	7,159,725
100,870,000	Mexican Cetes, Series BI, 0.00%, 7/10/14+(g)	776,952
69,579,100	Mexican Cetes, Series BI, 0.00%, 7/24/14+(g)	535,338
107,104,500	Mexican Cetes, Series BI, 0.00%, 8/7/14+(g)	823,115
121,064,500	Mexican Cetes, Series BI, 0.00%, 8/21/14+(g)	929,355
108,675,200	Mexican Cetes, Series BI, 0.00%, 9/4/14+(g)	833,310
116,160,000	Mexican Cetes, Series B, 0.00%, 9/18/14+(g)	889,709
293,560,000	Mexican Cetes, Series BI, 0.00%, 10/16/14+(g)	2,243,338
112,690,000	Mexican Cetes, Series BI, 0.00%, 11/13/14+(g)	859,048
275,404,000	Mexican Cetes, Series BI, 0.00%, 12/11/14+(g)	2,094,084
3,800,000	Nota do Tesouro Nacional, Series NTNF, 1.27%, 1/1/25+(e)	1,505,309
8,064,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+	2,969,647
1,326,000	Queensland Treasury Corp., Series 21, 6.00%, 6/14/21+	1,445,520
5,864,618	United Kingdom Treasury, 2.25%, 9/7/23+	9,692,842

		70,323,236

Total Foreign Bonds (Cost $70,879,429)		72,686,916

Yankee Dollars (2.6%):
Banks (0.5%):
275,000	Banco Estado Chile, 2.03%, 4/2/15	278,048
450,000	Banco Santander Chile SA, 2.11%, 6/7/18(c)(d)	459,000
1,107,000	BNP Paribas SA, 2.40%, 12/12/18	1,114,433
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18	260,473
296,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	304,260
221,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18	232,920
400,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19	419,489
200,000	Lloyds Bank plc, 2.30%, 11/27/18^	203,063
250,000	Rabobank Nederland, 3.95%, 11/9/22	254,157
553,000	State Bank India/London, 3.62%, 4/17/19(c)	555,853
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	470,404
200,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	228,432

		4,780,532

Capital Markets (0.2%):
813,310	Dana Gas Sukuk, Ltd., 9.00%, 10/31/17, Callable 10/13/17 @ 105(c)	776,711
1,098,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(c)	1,076,363

		1,853,074

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services (0.2%):
$400,000	CSG Guernsey I, Ltd., Registered Shares, 7.87%, 2/24/41, Callable 8/24/16 @ 100(c)(d)	$432,000
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(c)	395,000

		827,000

Diversified Telecommunication Services (0.1%):
572,000	Telecom Italia SpA, 5.30%, 5/30/24(c)	574,145

Electric Utilities (0.0%):
85,000	Empresa Distribuidora Norte SA, 9.75%, 10/25/22, Callable 10/25/18 @ 105(c)	65,450

Government (0.0%):
178,000	Provincia de Buenos Aires, 10.88%, 1/26/21(c)	169,990

Industrial Conglomerates (0.1%):
400,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(c)	420,580

Media (0.0%):
200,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 8/11/14 @ 109(c)	213,500
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(c)	207,000

		420,500

Metals & Mining (0.0%):
229,000	FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @ 103(c)	236,442
184,000	FMG Resources August 2006, 6.88%, 4/1/22, Callable 4/1/17 @ 103.44^(c)	197,340
126,000	FMG Resources Pty, Ltd., 8.25%, 11/1/19, Callable 11/1/15 @ 104.13(c)	137,183

		570,965

Oil, Gas & Consumable Fuels (0.4%):
240,000	Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105(c)	120,000
1,077,000	Petrobras Global Finance BV, 2.37%, 1/15/19(d)	1,078,346
507,000	YPF SA, 8.88%, 12/19/18(c)	534,885
428,000	YPF SA, 8.75%, 4/4/24(c)	447,217

		2,180,448

Oil-Integrated Companies (0.0%):
229,000	Petrobras International Finance Co., 5.38%, 1/27/21	238,671

Paper & Forest Products (0.1%):
425,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108(a)	440,406

Real Estate Investment Trusts (REITs) (0.1%):
516,000	Trust F/1401, 5.25%, 12/15/24(c)	541,800

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(c)	210,881

Continued

11

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Road & Rail (0.0%):
$370,503	Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104(a)	$248,237
173,000	Viterra, Inc., 5.95%, 8/1/20(c)	197,455

		445,692

Sovereign Bonds (0.7%):
758,000	Federal Republic of Brazil, 4.88%, 1/22/21	826,220
405,400	Republic of Argentina, 2.68%, 10/3/15	392,022
1,583,590	Republic of Argentina, Series X, 2.46%, 4/17/17	1,479,073
393,204	Republic of Argentina, 0.68%, 5/7/24	367,646
1,028,000	Republic of Turkey, 6.75%, 4/3/18	1,160,612

		4,225,573

Tobacco (0.1%):
375,000	B.A.T. International Finance plc, 2.13%, 6/7/17, Callable 6/7/17 @ 25(c)	384,277

Wireless Telecommunication Services (0.1%):
200,000	Colombia Telecomm SA Esp, 5.38%, 9/27/22, Callable 9/27/17 @ 103(c)	199,700
464,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/15 @ 103.75	508,080

		707,780

Total Yankee Dollars (Cost $18,900,468)		19,057,764

U.S. Treasury Obligations (16.5%):
U.S. Treasury Bills (11.9%)
16,675,000	0.06%, 7/10/14(f)	16,674,982
50,000	0.06%, 7/17/14(f)	50,000
1,000,000	0.06%, 7/24/14(f)	999,989
4,300,000	0.05%, 8/7/14(f)	4,299,979
13,900,000	0.04%, 8/14/14(f)	13,899,624
12,700,000	0.04%, 8/21/14(f)	12,699,594
8,800,000	0.03%, 8/28/14(f)	8,799,718
2,000,000	0.04%, 9/18/14(f)	1,999,912
1,000,000	0.02%, 9/25/14(f)	999,934
3,000,000	0.02%, 10/2/14(f)	2,999,691
13,800,000	0.04%, 10/9/14(f)	13,798,855
6,700,000	0.06%, 10/16/14(f)	6,699,156
4,800,000	0.04%, 10/30/14(f)	4,799,395

		88,720,829

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (4.6%)
$1,940,000	0.25%, 1/15/15(h)	$1,941,820
3,485,000	0.25%, 3/31/15	3,488,949
5,201,000	2.25%, 3/31/16	5,372,675
3,892,300	1.25%, 10/31/18	3,862,197
629,000	2.00%, 9/30/20	632,845
5,467,500	2.25%, 4/30/21	5,521,322
7,272,500	2.00%, 5/31/21	7,217,956
929,700	2.00%, 11/15/21	918,079
1,121,100	1.75%, 5/15/22	1,079,146
4,401,700	2.75%, 2/15/24	4,501,768

		34,536,757

Total U.S. Treasury Obligations (Cost $123,157,422)		123,257,586

Purchased Swaptions (0.2%):
Total Purchased Swaptions (Cost $1,263,232)		1,507,382

Purchased Options (0.5%):
Total Purchased Options (Cost $6,342,986)		6,784,680

Exchange Traded Funds (1.1%):
44,243	Market Vectors Gold Miners, ETF, 0.72%	1,170,227
4,217	ETFS Platinum Trust(h)	609,905
4,996	ETFS Physical Palladium Shares(h)	410,621
92,245	iShares Gold Trust(h)	1,188,116
37,838	SPDR Gold Trust(h)	4,844,777

Total Exchange Traded Fund (Cost $8,916,252)		8,223,646

Securities Held as Collateral for Securities on Loan (1.7%):
12,928,596	Allianz Variable Insurance Products Securities Lending Collateral Trust(i)	12,928,596

Total Securities Held as Collateral for Securities on Loan (Cost $12,928,596)		12,928,596

Unaffiliated Investment Company (0.2%):
1,560,222	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(f)	1,560,222

Total Unaffiliated Investment Company (Cost $1,560,222)		1,560,222

Total Investment Securities (Cost $697,091,117)(j) — 101.9%		763,929,562
Net other assets (liabilities) — (1.9)%		(17,326,714)

Net Assets — 100.0%		$746,602,848

Continued

12

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MTN—Medium Term Note

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $12,503,743.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2014, these securities represent 1.10% of the net assets of the fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2014. The total of all such securities represent 1.03% of the net assets of the fund.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Variable rate security. The rate presented represents the rate in effect at June 30, 2014. The date presented represents the final maturity date.

(e)	Principal amount is stated in 1,000 Brazilian Real Units.

(f)	The rate represents the effective yield at June 30, 2014.

(g)	Principal amount is stated in 100 Mexican Peso Units.

(h)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).

(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(j)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Argentina	0.5%
Australia	1.1%
Austria	—	%NM
Belgium	—	%NM
Bermuda	0.1%
Brazil	2.7%
Canada	2.1%
Cayman Islands	0.5%
Chile	0.2%
China	0.2%
Colombia	—	%NM
Denmark	0.1%
European Community	0.2%
France	3.9%
Germany	2.6%
Guernsey	0.1%
Hong Kong	1.3%
India	0.1%
Indonesia	0.2%
Ireland (Republic of)	0.6%
Israel	—	%NM
Italy	0.6%
Japan	10.4%
Jersey	0.3%

Country	Percentage
Kazakhstan	0.1%
Korea, Republic Of	0.4%
Luxembourg	0.3%
Malaysia	0.3%
Mexico	2.8%
Netherlands	2.3%
Norway	0.1%
Poland	0.9%
Portugal	—	%NM
Republic of Korea (South)	0.3%
Russian Federation	—	%NM
Singapore	1.0%
South Africa	0.1%
Spain	0.2%
Sweden	0.4%
Switzerland	2.4%
Taiwan	0.2%
Thailand	0.1%
Turkey	0.2%
United Arab Emirates	0.1%
United Kingdom	5.3%
United States	54.7%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

13

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Securities Sold Short (-0.1%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Eni SpA	$(349,635)	$(375,600)	$(25,965)

	$(349,635)	$(375,600)	$(25,965)

Futures Contracts

Cash of $2,801,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 September Futures (Euro)	Short	9/19/14	(190)	$(8,408,024)	$102,979
Russell 2000 Mini Index September Futures (U.S. Dollar)	Short	9/19/14	(22)	(2,618,660)	(51,964)
E-Mini MSCI Emerging Markets Index September Futures (U.S. Dollar)	Short	9/19/14	(200)	(10,407,000)	14,959
S&P 500 Index E-Mini September Futures (U.S. Dollar)	Short	9/19/14	(345)	(33,678,900)	(339,903)
ASX SPI 200 Index September Futures (Australian Dollar)	Long	9/18/14	1	126,194	279
Tokyo Price Index September Futures (Japanese Yen)	Long	9/11/14	7	872,495	18,125
German Stock Index September Futures (Euro)	Long	9/19/14	3	1,012,477	(6,321)
NIKKEI 225 Index September Futures (Japanese Yen)	Long	9/11/14	3	224,578	500
S&P/Toronto Stock Exchange 60 Index September Futures (Canadian Dollar)	Long	9/18/14	1	161,908	1,290

Total					$(260,056)

Option Contracts

Over-the-counter options purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
ACE, Ltd.	Goldman Sachs	Call	USD	95.00	01/16/15	31,614	$298,792
Anadarko Petroleum Corp.	Deutsche Bank	Call	USD	105.00	01/16/15	13,197	140,690
Anadarko Petroleum Corp.	Deutsche Bank	Call	USD	115.00	01/16/15	21,359	127,856
Bank of America Corp.	Citibank	Call	USD	17.00	01/16/15	157,232	72,172
Chevron Corp.	Barclays Bank	Call	USD	135.00	12/19/14	14,500	37,358
Chevron Corp.	Deutsche Bank	Call	USD	135.00	12/19/14	7,100	18,293
Chevron Corp.	Citibank	Call	USD	135.00	12/19/14	7,200	18,550
Citigroup, Inc.	Bank of America	Call	USD	60.00	01/16/15	44,025	5,846
Coach, Inc.	Bank of America	Call	USD	60.00	02/20/15	13,282	448
Coca-Cola Co. (The)	Deutsche Bank	Call	USD	45.00	01/16/15	130,514	79,862
EOG Resources, Inc.	Credit Suisse First Boston	Call	USD	120.00	10/17/14	19,952	96,881
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3500.00	03/16/18	424	138,051
Euro Stoxx 50 Index	Morgan Stanley	Call	EUR	3450.00	03/20/17	495	142,145
Euro Stoxx 50 Index	UBS Warburg	Call	EUR	3600.00	06/15/18	206	58,058
Euro Stoxx 50 Index	Citibank	Call	EUR	3500.00	06/16/17	462	120,503
Euro Stoxx 50 Index	Bank of America	Call	EUR	3600.00	09/15/17	477	117,371
Euro Stoxx 50 Index	Deutsche Bank	Call	EUR	3426.55	09/21/18	225	83,595
Euro Stoxx 50 Index	Barclays Bank	Call	EUR	3500.00	12/15/17	488	148,921
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3293.01	12/16/16	1,161	395,000
Euro Stoxx 50 Index	JPMorgan Chase	Call	EUR	3325.00	12/18/15	515	125,524
Humana, Inc.	Deutsche Bank	Call	USD	115.00	01/16/15	3,310	57,761
Humana, Inc.	Goldman Sachs	Call	USD	130.00	01/16/15	13,049	114,528
Johnson & Johnson	Deutsche Bank	Call	USD	105.00	02/20/15	66,400	258,040
JPMorgan Chase & Co.	Bank of America	Call	USD	65.00	01/16/15	78,616	34,277
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	65.00	01/16/15	57,421	25,036
Marathon Oil Corp.	Goldman Sachs	Call	USD	32.00	07/18/14	3,520	27,878
Merck & Co., Inc.	Deutsche Bank	Call	USD	55.00	01/16/15	106,514	497,833

Continued

14

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
MetLife, Inc.	Goldman Sachs	Call	USD	50.00	01/16/15	59,096	$397,267
Mylan, Inc.	Bank of America	Call	USD	47.00	01/16/15	18,200	132,587
Mylan, Inc.	Deutsche Bank	Call	USD	47.00	01/16/15	18,200	132,587
Oracle Corp.	Deutsche Bank	Call	USD	42.00	01/16/15	65,257	108,606
PFE U.S.	Citibank	Call	USD	32.50	01/16/15	68,164	23,728
Prudential Financial, Inc.	Citibank	Call	USD	87.50	01/16/15	45,138	264,592
Siemens AG	Deutsche Bank	Call	USD	150.00	01/16/15	18,114	42,407
SPDR Gold Shares(a)	JPMorgan Chase	Call	USD	133.44	03/20/15	9,230	35,217
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	355.61	03/17/17	4,134	132,144
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	348.12	09/16/16	4,376	136,541
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	347.97	12/16/16	3,668	122,398
Takeda Pharmaceutical Co., Ltd.	Morgan Stanley	Call	JPY	5108.80	01/29/15	8,000	8,993
Takeda Pharmaceutical Co., Ltd.	Goldman Sachs	Call	JPY	4906.34	10/09/14	7,148	5,312
Topix Index	Morgan Stanley	Call	JPY	1184.43	03/13/15	338,919	373,492
Topix Index	Goldman Sachs	Call	JPY	1288.50	06/12/15	261,314	169,203
Topix Index	Citibank	Call	JPY	1246.74	09/12/14	148,791	65,257
Topix Index	Citibank	Call	JPY	1178.21	12/12/14	173,166	181,029
Topix JP Equity	UBS Warburg	Call	JPY	1240.60	12/12/14	173,716	113,890
MSCI Emerging Markets Index	Bank of America	Put	USD	1019.91	08/15/14	3,744	29,823
Occidental Petroleum Corp.	Citibank	Put	USD	95.00	01/16/15	17,605	58,057
Russell 200 Index	Citibank	Put	USD	1077.67	07/18/14	3,314	1,660
S&P 500 Index	JPMorgan Chase	Put	USD	1838.92	07/18/14	1,888	2,772
S&P 500 Index	BNP Paribas	Put	USD	1854.90	07/18/14	1,872	3,527
S&P 500 Index	Goldman Sachs	Put	USD	1853.97	08/15/14	1,308	9,663
Security Capital U.S. Sponsored ADR	Bank of America	Put	USD	1078.40	07/18/14	3,216	1,645
Security Capital U.S. Sponsored ADR	Credit Suisse First Boston	Put	USD	1155.45	08/15/14	2,770	38,528
SPX U.S. Index	Credit Suisse First Boston	Put	USD	1900.00	07/18/14	1,887	6,920
SPX U.S. Index	BNP Paribas	Put	USD	1928.98	08/15/14	1,846	33,394
Transocean, Ltd.	Bank of America	Put	USD	38.00	01/16/15	21,131	24,985
Transocean, Ltd.	Citibank	Put	USD	40.00	01/16/15	16,740	29,349
Transocean, Ltd.	Bank of America	Put	USD	40.00	01/16/15	14,083	24,691
Transocean, Ltd.	Goldman Sachs	Put	USD	40.00	01/16/15	5,441	9,539
Transocean, Ltd.	Barclays Bank	Put	USD	40.00	01/16/15	5,719	10,027
Transocean, Ltd.	Credit Suisse First Boston	Put	USD	40.00	01/16/15	13,953	24,463
Transocean, Ltd.	Deutsche Bank	Put	USD	43.00	01/16/15	24,389	70,728
Transocean, Ltd.	Goldman Sachs	Put	USD	43.00	01/16/15	19,511	56,777

Total							$6,123,067

Over-the-counter options written as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
ACE, Ltd.	Goldman Sachs	Call	USD	110.00	01/16/15	31,614	$(39,140)
Anadarko Petroleum Corp.	Credit Suisse First Boston	Call	USD	100.00	08/15/14	6,982	(74,375)
Anadarko Petroleum Corp.	Deutsche Bank	Call	USD	100.00	08/15/14	7,014	(74,716)
Cimarex Energy	Deutsche Bank	Call	USD	125.00	09/19/14	3,512	(72,875)
Cimarex Energy	Credit Suisse First Boston	Call	USD	135.00	09/19/14	4,691	(62,197)
Diamondback Energy, Inc.	Goldman Sachs	Call	USD	75.00	09/19/14	3,489	(54,766)
Diamondback Energy, Inc.	Citibank	Call	USD	80.00	01/16/15	7,761	(117,370)
Diamondback Energy, Inc.	Deutsche Bank	Call	USD	80.00	09/19/14	2,875	(34,080)
Diamondback Enerrgy, Inc.	Deutsche Bank	Call	USD	75.00	09/19/14	3,491	(54,798)
Marathon Oil Corp.	Citibank	Call	USD	32.00	07/18/14	3,520	(27,878)
MetLife, Inc.	Goldman Sachs	Call	USD	60.00	01/16/15	59,096	(94,562)
MSCI Emerging Markets Index	Bank of America	Call	USD	1108.82	08/15/14	3,744	(1,251)
Mylan, Inc.	Bank of America	Call	USD	55.00	01/16/15	18,200	(59,814)
Mylan, Inc.	Deutsche Bank	Call	USD	55.00	01/16/15	18,200	(59,814)
Nestle N	Morgan Stanley	Call	CHF	70.00	09/19/14	5,435	(4,883)
Prudential Financial, Inc.	Citibank	Call	USD	97.50	01/16/15	45,138	(93,068)

Continued

15

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Russell 200 Index	Citibank	Call	USD	1154.65	07/18/14	3,314	$(139,823)
S&P 500 Index	JPMorgan Chase	Call	USD	1951.51	07/18/14	1,888	(36,289)
S&P 500 Index	BNP Paribas	Call	USD	1968.46	07/18/14	1,872	(18,872)
S&P 500 Index	Goldman Sachs	Call	USD	1981.99	08/15/14	1,308	(17,976)
Security Capital U.S. Sponsored ADR	Bank of America	Call	USD	1155.43	07/18/14	3,216	(133,522)
Security Capital U.S. Sponsored ADR	Credit Suisse First Boston	Call	USD	1237.98	08/15/14	2,770	(17,238)
SPX U.S. Index	Credit Suisse First Boston	Call	USD	1990.00	07/18/14	1,887	(6,985)
Tokyo Stock Price Index	Citibank	Call	JPY	1318.19	12/12/14	173,166	(56,783)
Topix Index	Morgan Stanley	Call	JPY	1370.22	03/13/15	338,919	(103,887)
Topix Index	Goldman Sachs	Call	JPY	1490.61	06/12/15	261,314	(46,227)
Topix JP Equity	UBS Warburg	Call	JPY	1410.88	12/12/14	173,716	(21,970)
Anadarko Petroleum Corp.	Deutsche Bank	Put	USD	97.50	01/16/15	18,500	(73,233)
Cimarex Energy	Goldman Sachs	Put	USD	120.00	09/19/14	3,501	(5,088)
Cimarex Energy	Citibank	Put	USD	120.00	09/19/14	3,522	(5,118)
Coach, Inc.	Bank of America	Put	USD	42.50	02/20/15	13,282	(125,986)
CONSOL Energy, Inc.	Goldman Sachs	Put	USD	42.00	01/16/15	20,679	(44,203)
CONSOL Energy, Inc.	UBS Warburg	Put	USD	43.00	10/17/14	14,046	(20,944)
Diamondback Energy, Inc.	Citibank	Put	USD	70.00	01/16/15	10,348	(31,199)
Dresser-Rand Group, Inc.	Deutsche Bank	Put	USD	55.00	09/19/14	7,277	(3,643)
EOG Resources, Inc.	Goldman Sachs	Put	USD	110.00	10/17/14	7,100	(26,027)
Euro Stoxx 50 Index	Deutsche Bank	Put	EUR	2586.07	09/21/18	225	(94,965)
Gulfport Energy	Deutsche Bank	Put	USD	60.00	01/16/15	20,900	(118,866)
Hess Corp.	Citibank	Put	USD	95.00	01/16/15	7,350	(33,008)
Kodiak Oil & Gas Corp.	Morgan Stanley	Put	USD	13.00	09/19/14	34,164	(19,478)
Marathon Petroleum Corp.	Goldman Sachs	Put	USD	77.50	01/16/15	15,600	(97,841)
MSCI Emerging Markets Index	Bank of America	Put	USD	951.91	08/15/14	3,744	(6,677)
Mylan, Inc.	Deutsche Bank	Put	USD	42.00	01/16/15	18,200	(24,230)
Mylan, Inc.	Bank of America	Put	USD	42.00	01/16/15	18,200	(24,230)
Oasis Petroleum, Inc.	Deutsche Bank	Put	USD	49.00	11/21/14	3,550	(7,008)
Ocean RIG UDW, Inc.	Goldman Sachs	Put	USD	17.50	12/19/14	17,702	(19,201)
Oceaneering International, Inc.	Citibank	Put	USD	70.00	10/17/14	13,781	(17,121)
PFE U.S.	Citibank	Put	USD	28.00	01/16/15	68,164	(58,719)
Phillips 66	Morgan Stanley	Put	USD	80.00	01/16/15	6,977	(37,002)
Phillips 66	UBS Warburg	Put	USD	85.00	01/16/15	3,528	(28,532)
Phillips 66	Barclays Bank	Put	USD	85.00	01/16/15	7,122	(57,598)
Phillips 66	Citibank	Put	USD	85.00	01/16/15	3,600	(29,114)
Phillips 66	Goldman Sachs	Put	USD	90.00	01/16/15	3,521	(40,759)
Phillips 66	Deutsche Bank	Put	USD	80.00	11/21/14	7,014	(30,783)
Phillips 66	Citibank	Put	USD	82.50	11/21/14	7,020	(39,936)
Pioneer Natural Resources Co.	Citibank	Put	USD	225.00	09/19/14	3,559	(37,464)
Rowan Companies plc	Goldman Sachs	Put	USD	32.00	07/18/14	33,300	(20,308)
Russell 200 Index	Citibank	Put	USD	989.70	07/18/14	3,314	(158)
S&P 500 Index	JPMorgan Chase	Put	USD	1688.80	07/18/14	1,888	(251)
S&P 500 Index	BNP Paribas	Put	USD	1703.48	07/18/14	1,872	(310)
S&P 500 Index	Goldman Sachs	Put	USD	1706.98	08/15/14	1,308	(1,693)
Security Capital U.S. Sponsored ADR	Bank of America	Put	USD	990.37	07/18/14	3,216	(156)
Security Capital U.S. Sponsored ADR	Credit Suisse First Boston	Put	USD	1072.92	08/15/14	2,770	(9,401)
SPX U.S. Index	Credit Suisse First Boston	Put	USD	1790.00	07/18/14	1,887	(1,199)
SPX U.S. Index	BNP Paribas	Put	USD	1782.11	08/15/14	1,846	(5,913)
Topix Index	Morgan Stanley	Put	JPY	1045.08	03/13/15	338,919	(43,141)
Topix Index	Goldman Sachs	Put	JPY	1136.91	06/12/15	261,314	(101,584)
Topix Index	Citibank	Put	JPY	1047.55	12/12/14	173,166	(11,228)
Topix JP Equity	UBS Warburg	Put	JPY	1094.65	12/12/14	173,716	(19,066)
Transocean, Ltd.	Goldman Sachs	Put	USD	38.00	01/16/15	21,131	(21,131)

Total							$(2,918,671)

Continued

16

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Exchange-traded options purchased as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Bank of America Corp.	Call	USD	17.00	01/16/15	256	$11,648
Canadian Natural Resources, Ltd.	Call	USD	34.00	09/19/14	204	244,800
Citigroup, Inc.	Call	USD	60.00	01/16/15	70	980
Coca-Cola Co. (The)	Call	USD	45.00	01/16/15	167	10,104
Humana, Inc.	Call	USD	130.00	01/16/15	21	18,690
Merck & Co., Inc.	Call	USD	55.00	01/16/15	110	48,950
MetLife, Inc.	Call	USD	50.00	01/16/15	66	44,715
Oracle Corp.	Call	USD	42.00	01/16/15	82	13,776
Prudential Financial, Inc.	Call	USD	82.50	01/16/15	34	31,875
SPDR Gold Shares(a)	Call	USD	135.00	06/19/15	146	64,605
SPDR Gold Shares(a)	Call	USD	130.00	12/19/14	346	132,345
SPDR Gold Trust(a)	Call	USD	130.56	12/31/14	10,383	38,855
Time Warner Cable, Inc.	Put	USD	135.00	07/18/14	9	270

Total						$661,613

Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Canadian Natural Resources, Ltd.	Call	USD	39.00	09/19/14	180	$(130,500)
Lululemon Athletica, Inc.	Call	USD	42.50	12/19/14	43	(13,653)
Tenet Healtchare Corp.	Call	USD	49.00	11/21/14	69	(21,563)
Time Warner Cable, Inc.	Call	USD	150.00	07/18/14	9	(608)
Biogen Idec, Inc.	Put	USD	280.00	07/18/14	11	(413)

Total						$(166,737)

Over-the-counter interest rate swaptions purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount (Local)	Market Value
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.80	09/15/14	2,229	$382,168
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.80	09/15/14	175	27,323
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.75	11/28/14	65	8,668
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.75	11/28/14	1,826	243,554
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.90	09/26/14	1,416	67,768
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.63	10/10/14	3,261	79,623
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.80	10/28/14	5,440	518,663
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.80	10/28/14	100	5,300
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.80	11/17/14	1,456	158,103
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	30,000	3,087
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	13,882	1,429
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.07	04/04/18	1,006,981	11,696

Total							$1,507,382

Over-the-counter interest rate swaptions written as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.60	09/15/14	1,463	$(137,188)
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.60	09/15/14	869	(5,506)
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.70	09/26/14	1,416	(45,700)

Total							$(188,394)

Continued

17

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Forward Currency Contracts

At June 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Morgan Stanley	8/8/14	1,964,700	$1,837,024	$1,846,727	$(9,703)
Brazilian Real	Deutsche Bank	8/8/14	4,207,702	1,813,000	1,882,735	(69,735)
Brazilian Real	Deutsche Bank	8/15/14	1,664,543	743,000	743,373	(373)
Brazilian Real	Deutsche Bank	8/15/14	1,659,269	744,000	741,018	2,982
Chinese Renminbi	Deutsche Bank	1/30/15	8,202,461	1,338,000	1,309,313	28,687
Chinese Renminbi	Deutsche Bank	1/30/15	2,043,746	334,000	326,232	7,768
Chinese Renminbi	JPMorgan Chase	1/30/15	4,087,158	668,000	652,410	15,590
European Euro	BNP Paribas	7/3/14	1,339,800	1,835,044	1,834,483	561
European Euro	Deutsche Bank	7/3/14	1,339,800	1,835,526	1,834,483	1,043
European Euro	BNP Paribas	7/10/14	1,611,116	2,207,749	2,206,031	1,718
European Euro	JPMorgan Chase	7/10/14	473,000	648,166	647,658	508
European Euro	Credit Suisse First Boston	7/11/14	1,263,100	1,731,710	1,729,514	2,196
European Euro	Deutsche Bank	7/11/14	1,263,100	1,731,205	1,729,514	1,691
European Euro	Morgan Stanley	7/11/14	1,206,000	1,647,812	1,651,329	(3,517)
European Euro	Credit Suisse First Boston	7/17/14	1,284,300	1,754,174	1,758,581	(4,407)
European Euro	Deutsche Bank	7/17/14	1,305,000	1,787,706	1,786,925	781
European Euro	Deutsche Bank	7/18/14	2,248,900	3,072,785	3,079,412	(6,627)
European Euro	Deutsche Bank	8/7/14	1,816,300	2,459,379	2,487,235	(27,856)
European Euro	Morgan Stanley	8/7/14	1,337,600	1,811,199	1,831,705	(20,506)
European Euro	JPMorgan Chase	8/8/14	1,290,900	1,747,262	1,767,760	(20,498)
European Euro	Credit Suisse First Boston	8/14/14	752,400	1,019,359	1,030,360	(11,001)
European Euro	Deutsche Bank	8/14/14	499,100	676,141	683,483	(7,342)
European Euro	UBS Warburg	8/14/14	1,243,200	1,683,927	1,702,477	(18,550)
European Euro	Credit Suisse First Boston	8/15/14	1,317,000	1,787,564	1,803,548	(15,984)
European Euro	JPMorgan Chase	8/15/14	1,337,300	1,814,861	1,831,348	(16,487)
European Euro	Morgan Stanley	8/22/14	1,321,600	1,796,662	1,809,894	(13,232)
European Euro	UBS Warburg	8/22/14	1,284,600	1,746,735	1,759,223	(12,488)
Japanese Yen	BNP Paribas	7/3/14	179,442,194	1,763,000	1,771,613	(8,613)
Japanese Yen	UBS Warburg	7/3/14	179,593,812	1,763,000	1,773,110	(10,110)
Japanese Yen	Morgan Stanley	7/7/14	340,000,000	3,273,827	3,356,895	(83,068)
Japanese Yen	Bank of America	7/10/14	146,759,025	1,435,998	1,449,020	(13,022)
Japanese Yen	Goldman Sachs	7/10/14	153,515,670	1,503,069	1,515,732	(12,663)
Japanese Yen	JPMorgan Chase	7/11/14	146,209,560	1,441,468	1,443,607	(2,139)
Japanese Yen	Credit Suisse First Boston	7/17/14	141,878,850	1,399,241	1,400,917	(1,676)
Japanese Yen	BNP Paribas	7/24/14	144,875,127	1,414,505	1,430,586	(16,081)
Japanese Yen	Credit Suisse First Boston	7/24/14	73,626,625	719,010	727,035	(8,025)
Japanese Yen	JPMorgan Chase	7/24/14	221,383,188	2,161,542	2,186,074	(24,532)
Japanese Yen	BNP Paribas	7/25/14	186,459,631	1,817,000	1,841,233	(24,233)
Japanese Yen	Morgan Stanley	7/25/14	223,563,000	2,177,508	2,207,617	(30,109)
Japanese Yen	BNP Paribas	8/1/14	186,051,351	1,817,000	1,837,302	(20,302)
Japanese Yen	Credit Suisse First Boston	8/1/14	262,821,000	2,568,091	2,595,421	(27,330)
Japanese Yen	HSBC Bank	8/4/14	220,000,000	2,164,289	2,172,597	(8,308)
Japanese Yen	Credit Suisse First Boston	8/7/14	140,851,348	1,375,931	1,390,997	(15,066)
Japanese Yen	HSBC Bank	8/7/14	185,678,778	1,814,155	1,833,696	(19,541)
Japanese Yen	UBS Warburg	8/8/14	149,577,000	1,467,563	1,477,178	(9,615)
Japanese Yen	HSBC Bank	8/14/14	155,079,960	1,518,516	1,531,585	(13,069)
Japanese Yen	Morgan Stanley	8/15/14	188,602,140	1,860,000	1,862,666	(2,666)
Japanese Yen	JPMorgan Chase	8/22/14	306,886,455	3,007,959	3,031,003	(23,044)
Mexican Peso	Barclays Bank	7/10/14	10,087,000	747,933	776,990	(29,057)
Mexican Peso	Credit Suisse First Boston	7/24/14	6,957,910	523,360	535,396	(12,036)
Mexican Peso	Deutsche Bank	8/7/14	10,710,450	793,696	823,360	(29,664)
Mexican Peso	Credit Suisse First Boston	8/21/14	12,106,450	912,675	929,859	(17,184)

Continued

18

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Mexican Peso	UBS Warburg	9/4/14	10,867,520	$814,199	$833,943	$(19,744)
Mexican Peso	UBS Warburg	9/18/14	11,616,000	882,715	890,534	(7,819)
Mexican Peso	Credit Suisse First Boston	10/16/14	29,356,000	2,226,047	2,246,388	(20,341)
Mexican Peso	Deutsche Bank	11/13/14	11,269,000	861,907	860,748	1,159
Mexican Peso	BNP Paribas	12/11/14	27,540,400	2,093,436	2,099,725	(6,289)

				$90,590,630	$91,299,598	$(708,968)

Long Contracts:
Chinese Renminbi	Deutsche Bank	1/30/15	4,063,000	$651,539	$648,554	$(2,985)
Chinese Renminbi	Deutsche Bank	1/30/15	6,183,207	998,580	986,991	(11,589)
Chinese Renminbi	JPMorgan Chase	1/30/15	4,087,158	653,579	652,410	(1,169)
European Euro	Deutsche Bank	7/11/14	1,263,100	1,717,109	1,729,514	12,405
European Euro	Brown Brothers Harriman	7/14/14	992,500	1,360,395	1,359,007	(1,388)
Indian Rupee	Credit Suisse First Boston	7/18/14	42,139,033	713,000	697,508	(15,492)
Swiss Franc	HSBC Bank	8/8/14	1,604,153	1,784,603	1,809,976	25,373
Swiss Franc	HSBC Bank	8/15/14	1,605,414	1,789,600	1,811,504	21,904

				$9,668,405	$9,695,464	$27,059

At June 30, 2014, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold		Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Great British Pound/European Euro	Deutsche Bank	1,058,043	1,306,000	EUR	$1,783,585	$1,805,535	$21,950
Great British Pound/European Euro	Morgan Stanley	433,238	543,000	EUR	734,902	732,547	(2,355)

					$2,518,487	$2,538,082	$19,595

Over-the-Counter Credit Default Swap Agreements—Buy Protection(b)

At June 30, 2014, the Fund’s open over-the-counter credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at June 30, 2014 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Transocean, Inc.	JPMorgan Chase	6/20/19	1.42	63,000	1.00	1,145	1,506	(362)
Transocean, Inc.	Barclays Bank	6/20/19	1.42	159,000	1.00	2,889	3,838	(949)
Transocean, Inc.	Barclays Bank	6/20/19	1.42	254,000	1.00	4,614	6,640	(2,026)
Transocean, Inc.	Barclays Bank	6/20/19	1.42	105,719	1.00	1,921	2,620	(699)
Transocean, Inc.	Barclays Bank	6/20/19	1.42	352,400	1.00	6,402	8,733	(2,331)
Transocean, Inc.	Citibank	6/20/19	1.42	246,673	1.00	4,481	5,450	(968)
Transocean, Inc.	Barclays Bank	6/20/19	1.42	355,270	1.00	6,454	6,552	(98)
Transocean, Inc.	Barclays Bank	6/20/19	1.42	355,269	1.00	6,454	5,746	708
Transocean, Inc.	JPMorgan Chase	6/20/19	1.42	222,736	1.00	4,047	5,308	(1,262)

						38,407	46,393	(7,987)

Continued

19

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Centrally Cleared Credit Default Swap Agreements—Buy Protection(b)

At June 30, 2014, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at June 30, 2014 (%)(c)	Notional Amount ($)(d)		Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciaton/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 22*	JPMorgan Chase Bank	6/20/19	3.04	1,616,868	**	5.00	(140,017)	(119,514)	(20,503)

							(140,017)	(119,514)	(20,503)

Centrally Cleared Credit Default Swap Agreements—Sell Protection(b)

At June 30, 2014, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at June 30, 2014 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 22	JPMorgan Chase	6/20/19	0.59	(1,131,000)	1.00	22,422	16,978	5,444

						22,422	16,978	5,444

Total Return Swaps at June 30, 2014

Counterparty	Receive/Pay Total Return	Expiration Date	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Citibank NA	KOSPI 200 Index September Futures	9/11/14	1,454,239,050	KRW	$(20,697)
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini June Futures	3/31/16	26,350,000	JPY	19,350
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini June Futures	3/31/16	26,800,000	JPY	14,908
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini June Futures	3/31/17	29,630,000	JPY	17,573
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini June Futures	3/31/17	25,515,000	JPY	11,373
Citibank NA	PT Siloam International Hospitals Tbk	3/15/15	223,600	USD	66,161

					$108,668

ADR—American Depositary Receipt

*	As of June 30, 2014, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**	Reflects the notional amount after the default of securities.

(a)	All or portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).

(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(c)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(d)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the financial statements.

20

AZL BlackRock Global Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$697,091,117

Investment securities, at value*	$763,929,562
Cash	17,865
Segregated cash for collateral	2,875,225
Deposits with brokers for securities sold short	322,112
Interest and dividends receivable	2,361,976
Foreign currency, at value (cost $486,671)	486,946
Unrealized appreciation on forward currency contracts	146,316
Unrealized appreciation on swap agreements	130,073
Receivable for capital shares issued	333,059
Proceeds paid on swap agreements	46,393
Receivable for investments sold	3,404,442
Reclaims receivable	122,437
Receivable for variation margin on swaps	3,009
Receivable for variation margin on futures contracts	44,797
Prepaid expenses	11,112

Total Assets	774,235,324

Liabilities:
Cash and securities received as collateral for derivatives	3,632,845
Written options (Proceeds received $3,204,986)	3,273,802
Unrealized depreciation on forward currency contracts	808,630
Unrealized depreciation on swap agreements	29,392
Payable for collateral received on loaned securities	12,928,596
Payable for investments purchased	5,123,145
Payable for investments redeemed	653,174
Securities sold short (Proceeds received $349,635)	375,600
Payable for variation margin on futures contracts	50,491
Payable for variation margin on swaps	1,259
Manager fees payable	453,823
Administration fees payable	34,676
Distribution fees payable	151,273
Custodian fees payable	95,201
Administrative and compliance services fees payable	1,943
Trustee fees payable	4,492
Other accrued liabilities	14,134

Total Liabilities	27,632,476

Net Assets	$746,602,848

Net Assets Consist of:
Capital	$640,830,928
Accumulated net investment income/(loss)	9,145,938
Accumulated net realized gains/(losses) from investment transactions	30,771,160
Net unrealized appreciation/(depreciation) on investments	65,854,822

Net Assets	$746,602,848

Shares of beneficial interest (unlimited number of shares authorized, no par value)	59,840,120
Net Asset Value (offering and redemption price per share)	$12.48

*	Includes securities on loan of $12,503,743.

Consolidated Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$7,090,505
Interest	2,687,759
Income from securities lending	197,884
Foreign withholding tax	(421,931)

Total Investment Income	9,554,217

Expenses:
Manager fees	2,560,537
Administration fees	160,166
Distribution fees	853,512
Custodian fees	162,243
Administrative and compliance services fees	5,648
Trustee fees	17,539
Professional fees	18,134
Shareholder reports	4,458
Dividends on securities sold short	13,450
Other expenses	6,763

Total expenses before reductions	3,802,450
Less expenses paid indirectly	(721)

Net expenses	3,801,729

Net Investment Income/(Loss)	5,752,488

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	19,850,744
Net realized gains/(losses) on futures contracts	(3,432,424)
Net realized gains/(losses) on options contracts	(350,115)
Net realized gains/(losses) on swap agreements	(17,568)
Net realized gains/(losses) on forward currency contracts	12,592
Change in net unrealized appreciation/depreciation on investments	3,246,349

Net Realized/Unrealized Gains/(Losses) on Investments	19,309,578

Change in Net Assets Resulting From Operations	$25,062,066

See accompanying notes to the financial statements.

21

Consolidated Statements of Changes in Net Assets

	AZL BlackRock Global Allocation Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$5,752,488	$3,428,686
Net realized gains/(losses) on investment transactions	16,063,229	15,537,052
Change in unrealized appreciation/depreciation on investments	3,246,349	43,890,720

Change in net assets resulting from operations	25,062,066	62,856,458

Dividends to Shareholders:
From net investment income	—	(48,119)
From net realized gains	—	(976,480)

Change in net assets resulting from dividends to shareholders	—	(1,024,599)

Capital Transactions:
Proceeds from shares issued	78,288,293	276,183,753
Proceeds from dividends reinvested	—	1,024,599
Value of shares redeemed	(3,436,283)	(1,414,434)

Change in net assets resulting from capital transactions	74,852,010	275,793,918

Change in net assets	99,914,076	337,625,777
Net Assets:
Beginning of period	646,688,772	309,062,995

End of period	$746,602,848	$646,688,772

Accumulated net investment income/(loss)	$9,145,938	$3,393,450

Share Transactions:
Shares issued	6,467,587	24,476,115
Dividends reinvested	—	89,877
Shares redeemed	(284,180)	(120,241)

Change in shares	6,183,407	24,445,751

See accompanying notes to the financial statements.

22

AZL BlackRock Global Allocation Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.05		$10.58	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09		0.07	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.34		1.42	0.58

Total from Investment Activities	0.43		1.49	0.71

Dividends to Shareholders From:
Net Investment Income	—		— (b)	(0.13)
Realized Gains	—		(0.02)	—

Total Dividends	—		(0.02)	(0.13)

Net Asset Value, End of Period	$12.48		$12.05	$10.58

Total Return(c)	3.57	%(d)	14.11%	7.13	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$746,603		$646,689	$309,063
Net Investment Income/(Loss)(e)	1.68%		0.72%	1.09%
Expenses Before Reductions(e)(f)	1.11%		1.14%	1.15%
Expenses Net of Reductions(e)	1.11%		1.14%	1.14%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.11%		1.14%	1.15%
Portfolio Turnover Rate	36	%(d)	50%	74	%(d)

(a)	Period from commencement of operations.

(b)	Less than $0.005.

(c)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, which is used to pay certain Fund Expenses. See Note 2 in Notes to Consolidated Financial Statements.

See accompanying notes to the financial statements.

23

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL BlackRock Global Allocation Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

As of June 30, 2014, the Fund’s aggregate investment in the Subsidiary was $9,269,796, representing 1.24% of the Fund’s net assets.

The Fund’s operations have been consolidated with the operations of the Subsidiary.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

24

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Consolidated Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $15.5 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $19,672 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Consolidated Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2014, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $102.8 million as of June 30, 2014. The monthly average amount for these contracts was $74.0 million for the period ended June 30, 2014.

Futures Contracts

During the period ended June 30, 2014, the Fund used futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with

25

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $57.5 million as of June 30, 2014. The monthly average notional amount for these contracts was $51.8 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Consolidated Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2014, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses, if any, are reported as “Net realized gains/(losses) on options contracts” on the Consolidated Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2014:

	Number of Contracts	Cost
Options outstanding at December 31, 2013	4,017,737	$4,217,942
Options purchased	2,929,347	11,339,616
Options exercised	—	—
Options expired	(2,058,916)	(2,499,413)
Options closed	(1,431,138)	(5,451,927)

Options outstanding at June 30, 2014	3,457,030	$7,606,218

The Fund had the following transactions in written call and put options during the period ended June 30, 2014:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	(63,845)	$(1,043,812)
Options written	(3,668,123)	(6,292,492)
Options exercised	19,712	100,336
Options expired	520,752	725,345
Options closed	617,490	3,305,637

Options outstanding at June 30, 2014	(2,574,014)	$(3,204,986)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be indentified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

26

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2014, the Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The Fund did not have any interest rate swaps outstanding as of June 30, 2014. The monthly average gross notional amount for interest rate swaps was $17.3 million for the period ended June 30, 2014.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The gross notional amount of total return swaps outstanding was $27.4 million as of June 30, 2014. The monthly average gross notional amount for total return swaps was $42.4 million to the period ended June 30, 2014.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of June 30, 2014, the Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The gross notional amount of OTC and centrally cleared credit default swaps outstanding was $4.9 million as of June 30, 2014. The monthly average gross notional amount for credit default swaps was $3.2 million for the period ended June 30, 2014.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Total Fair Value	Consolidated Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk Exposure

Futures Contracts	Receivable for variation margin on futures contracts*	$138,132	Payable for variation margin on futures contracts*	$398,188

Option Contracts	Investment securities, at value (purchased options)	8,292,062	Written options	3,273,802

Total Return Swap Agreements	Unrealized appreciation on swap agreements	129,365	Unrealized depreciation on swap agreements	20,697

27

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Total Fair Value	Consolidated Statement of Assets and Liabilities Location	Total Fair Value

Credit Risk Exposure

Credit Default Swap Agreements	Unrealized appreciation on swap agreements+	$6,152	Unrealized depreciation on swap agreements+	$29,198

Foreign Exchange Rate Risk Exposure

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	146,316	Unrealized depreciation on forward currency contracts	808,630

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities as Variation margin on futures contracts.

+	For swap agreements, the amounts represent the cumulative appreciation/(depreciation) of these agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities as Variation margin on swaps.

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

	Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
	Net Realized Gains/(Losses) on Futures Contracts	Net Realized Gains/(Losses) on Swap Agreements	Net Realized Gains/(Losses) on Option Contracts	Net Realized Gains/(Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure	$(3,432,424)	$—	$(350,115)	$—	$2,574,355
Credit Risk Exposure	—	(31,596)	—	—	28,635
Interest Rate Risk Exposure	—	—	—	—	91,517
Foreign Exchange Rate Risk Exposure	—	—	—	12,592	(1,524,764)

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Consolidated Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2014. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Consolidated Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014.

As of June 30, 2014, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$44,820	$50,511
Forward currency contracts	146,316	808,630
Option contracts*	8,292,062	3,273,802
Swap agreements	179,475	30,651

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	8,662,673	4,163,594
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(756,719)	(263,168)

Total assets and liabilities subject to a MNA	$7,905,954	$3,900,426

*	Includes option contracts purchased at value as reported in the Consolidated Statement of Assets and Liabilities.

28

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2014:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$371,672	$(364,658)	$—	$—	$7,014
Barclays Bank	231,143	(92,758)	—	—	138,385
BNP Paribas	102,404	(100,613)	—	—	1,791
Citibank	906,508	(719,652)	—	(100,000)	86,856
Credit Suisse First Boston	423,529	(319,937)	(103,592)	—	—
Deutsche Bank	2,390,486	(805,183)	—	(1,200,000)	385,303
Goldman Sachs	2,460,668	(831,563)	—	(1,629,105)	—
JPMorgan Chase	322,966	(126,032)	—	—	196,934
Morgan Stanley	524,630	(371,192)	—	—	153,438
UBS Warburg	171,948	(168,838)	—	—	3,110

Total	$7,905,954	$(3,900,426)	$(103,592)	$(2,929,105)	$972,831

The following table presents the Fund’s derivative liabilities by counerparty net of amounts available for offset under MNA and net of the related collateral pledged by the Fund as of June 30, 2014:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$364,658	$(364,658)	$—	$—	$—
Barclays Bank	92,758	(92,758)	—	—	—
BNP Paribas	100,613	(100,613)	—	—	—
Citibank	719,652	(719,652)	—	—	—
Credit Suisse First Boston	319,937	(319,937)	—	—	—
Deutsche Bank	805,183	(805,183)	—	—	—
Goldman Sachs	831,563	(831,563)	—	—	—
JPMorgan Chase	126,032	(126,032)	—	—	—
Morgan Stanley	371,192	(371,192)	—	—	—
UBS Warburg	168,838	(168,838)	—	—	—

Total	$3,900,426	$(3,900,426)	$—	$—	$—

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statement of Assets and Liabilities.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL BlackRock Global Allocation Fund	0.75%	1.19%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Consolidated Statement of Operations.

29

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Consolidated Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $3,903 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

30

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,688,230	$6,892,710	$—	$12,580,940
Air Freight & Logistics	4,581,156	355,119	—	4,936,275
Airlines	2,859,663	1,433,635	—	4,293,298
Auto Components	3,275,276	7,030,646	—	10,305,922
Automobiles	2,368,578	12,967,627	—	15,336,205
Banks	16,944,852	13,384,691	—	30,329,543
Beverages	5,127,401	2,682,407	1,063,140	8,872,948
Biotechnology	6,618,681	251,709	—	6,870,390
Building Products	—	2,307,670	—	2,307,670
Capital Markets	1,581,712	2,676,701	—	4,258,413
Chemicals	2,522,059	12,778,412	—	15,300,471
Commercial Services & Supplies	130,781	69,663	—	200,444
Communications Equipment	2,702,449	793,780	—	3,496,229
Construction & Engineering	—	2,290,722	—	2,290,722
Construction Materials	—	414,372	—	414,372
Distributors	—	39,462	—	39,462
Diversified Consumer Services	—	160,657	—	160,657
Diversified Financial Services	3,817,115	1,835,515	—	5,652,630
Diversified Telecommunication Services	3,349,757	5,670,284	—	9,020,041
Electric Utilities	3,359,739	741,194	—	4,100,933
Electrical Equipment	3,673,844	3,768,063	—	7,441,907
Electronic Equipment, Instruments & Components	294,378	4,314,142	—	4,608,520
Energy Equipment & Services	3,817,914	1,642,497	1,761,837	7,222,248
Food & Staples Retailing	1,357,363	379,020	—	1,736,383
Food Products	1,122,261	9,002,541	—	10,124,802
Gas Utilities	—	1,759,041	—	1,759,041
Health Care Equipment & Supplies	2,222,185	407,501	—	2,629,686
Health Care Providers & Services	16,822,956	6,158,549	—	22,981,505
Household Durables	632,746	1,681,779	—	2,314,525
Household Products	7,701,564	688,300	—	8,389,864
Industrial Conglomerates	5,935,978	7,517,982	—	13,453,960
Insurance	7,422,897	9,239,373	—	16,662,270
Internet Software & Services	13,254,151	2,176,793	—	15,430,944
IT Services	10,295,346	3,068,714	—	13,364,060
Leisure Products	669,037	778,254	—	1,447,291
Machinery	4,271,308	4,997,528	—	9,268,836
Media	10,081,081	793,121	—	10,874,202
Metals & Mining	13,760,638	7,459,595	—	21,220,233
Multiline Retail	115,692	602,090	—	717,782
Multi-Utilities	3,471,223	2,126,532	—	5,597,755
Oil, Gas & Consumable Fuels	28,495,150	10,492,692	712,042	39,699,884
Personal Products	670,819	402,602	—	1,073,421
Pharmaceuticals	10,762,619	15,518,233	—	26,280,852
Real Estate Investment Trusts (REITs)	4,345,112	782,710	—	5,127,822
Real Estate Management & Development	2,467,439	6,010,241	—	8,477,680
Road & Rail	5,666,182	2,172,616	—	7,838,798
Semiconductors & Semiconductor Equipment	59,855	4,068,366	—	4,128,221
Software	7,599,506	2,007,205	—	9,606,711
Specialty Retail	—	2,077,331	—	2,077,331
Technology Hardware, Storage & Peripherals	6,005,542	635,969	—	6,641,511
Textiles, Apparel & Luxury Goods	2,146,700	969,828	—	3,116,528

31

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total
Trading Companies & Distributors	$1,355,086	$6,326,699	$—	$7,681,785
Transportation Infrastructure	—	125,137	407,108	532,245
Wireless Telecommunication Services	1,605,351	3,404,776	—	5,010,127
All Other Common Stocks+	18,795,129	—	—	18,795,129
Preferred Stocks
Auto Components	—	—	483,628	483,628
Automobiles	—	2,267,372	—	2,267,372
Banks	5,032,617	435,628	—	5,468,245
Communications Equipment	—	678,673	—	678,673
Real Estate Investment Trusts (REITs)	300,686	596,623	—	897,309
Real Estate Management & Development	—	367,409	—	367,409
All Other Preferred Stocks+	1,721,018	—	—	1,721,018
Warrants+	—	128,797	—	128,797
Convertible Preferred Stocks
Airlines	—	32,033	—	32,033
Banks	—	299,642	—	299,642
All Other Convertible Preferred Stocks+	1,265,219	—	—	1,265,219
Convertible Bonds+	—	16,966,889	—	16,966,889
Floating Rate Loans
Energy Equipment & Services	—	802,790	1,193,266	1,996,056
All Other Floating Rate Loans+	—	5,870,693	—	5,870,963
Corporate Bonds
Transportation Infrastructure	—	—	517,424	517,424
All Other Corporate Bonds+	—	14,860,669	—	14,860,669
Foreign Bonds+	—	72,686,916	—	72,686,916
Yankee Dollars+	—	19,057,764	—	19,057,764
U.S. Treasury Obligations	—	123,257,586	—	123,257,586
Purchased Swaptions	—	1,507,382	—	1,507,382
Purchased Options	661,613	6,123,067	—	6,784,680
Exchange Traded Funds	8,223,646	—	—	8,223,646
Securities Held as Collateral for Securities on Loan	—	12,928,596	—	12,928,596
Unaffiliated Investment Company	1,560,222	—	—	1,560,222

Total Investment Securities	$280,589,522	$477,201,595	$6,138,445	$763,929,562

Securities Sold Short	—	(375,600)	—	(375,600)
Other Financial Instruments:*
Futures Contracts	(260,056)	—	—	(260,056)
Written Put Options	14,078	311,802	—	325,880
Written Call Options	(94,845)	(259,393)	—	(354,238)
Written Swaptions	—	(40,458)	—	(40,458)
Forward Currency Contracts	—	(662,314)	—	(662,314)
Over-the-Counter Credit Default Swaps	—	(7,987)	—	(7,987)
Centrally Cleared Credit Default Swaps	—	(15,059)	—	(15,059)
Total Return Swaps	—	108,668	—	108,668

Total Investments	$280,248,699	$476,261,254	$6,138,445	$762,648,398

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contacts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Global Allocation Fund	$270,665,067	$213,501,361

32

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

For the period ended June 30, 2014, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL BlackRock Global Allocation Fund	$29,871,227	$39,113,143

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2014 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Delta Debtco, Ltd., 9.25%, 10/30/19	10/17/12	$564,471	$571,000	$594,554	0.08%
Delta Topco, Ltd.	5/2/12	379,997	615,711	407,108	0.06%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	474,384	516,343	517,424	0.07%
Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104.00	2/1/12	325,083	370,503	248,237	0.03%
Mobileye N.V., Series F, Preferred Shares	8/15/13	426,443	12,219	483,628	0.07%
Palantir Technologies, Inc.	3/27/14	712,042	116,157	712,042	0.10%
Uber Technologies, Inc., Preferred	3/21/14	1,063,120	17,133	1,063,140	0.14%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,761,837	0.24%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	378,307	400,000	100,000	0.01%
TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108.00	6/6/12	413,239	425,000	440,406	0.06%
Twitter, Inc.	12/27/12	669,581	39,416	1,534,130	0.21%
Zeus (Cayman) II, Ltd., Registered Shares, (23.28)%, 8/18/16+	1/25/12	250,959	20,000,000	347,596	0.05%

(a)	Acquisition date represents the initial purchase date of the security.

+	The principle amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

7. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising

33

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $710,559,513. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$76,543,622
Unrealized depreciation	(23,173,573)

Net unrealized appreciation depreciation	$53,370,049

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL BlackRock Global Allocation Fund	$1,024,599	$—	$1,024,599

(a)	Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL BlackRock Global Allocation Fund	$10,588,934	$8,900,442	$—	$61,240,378	$80,729,754

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2014, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

10. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

34

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

35

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Dreyfus Research Growth Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Dreyfus Research Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Dreyfus Research Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Dreyfus Research Growth Fund	$1,000.00	$1,040.00	$5.06	1.00%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Dreyfus Research Growth Fund	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	27.5%
Consumer Discretionary	17.7
Health Care	14.1
Consumer Staples	11.2
Industrials	10.4
Energy	6.5
Financials	5.6
Materials	3.9

Total Common Stock	96.9
Affiliated Investment Companies	1.5
Exchange Traded Fund	1.0

Total Investment Securities	99.4
Net other assets (liabilities)	0.6

Net Assets	100.0%

1

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (96.9%):
Aerospace & Defense (3.5%):
72,770	Honeywell International, Inc.	$6,763,971
21,980	Precision Castparts Corp.	5,547,752

		12,311,723

Air Freight & Logistics (1.0%):
23,290	FedEx Corp.	3,525,640

Auto Components (1.3%):
67,180	Delphi Automotive plc	4,617,953

Beverages (3.8%):
87,940	Coca-Cola Enterprises, Inc.	4,201,773
100,540	PepsiCo, Inc.	8,982,244

		13,184,017

Biotechnology (6.3%):
25,690	Alexion Pharmaceuticals, Inc.*	4,014,063
15,440	Biogen Idec, Inc.*	4,868,386
88,030	Gilead Sciences, Inc.*	7,298,566
8,350	Regeneron Pharmaceuticals, Inc.*	2,358,625
41,810	Vertex Pharmaceuticals, Inc.*	3,958,571

		22,498,211

Capital Markets (2.3%):
34,540	Ameriprise Financial, Inc.	4,144,800
12,370	BlackRock, Inc., Class A	3,953,452

		8,098,252

Chemicals (2.9%):
45,760	Eastman Chemical Co.	3,997,136
47,240	Praxair, Inc.	6,275,361

		10,272,497

Commercial Services & Supplies (1.4%):
108,630	Tyco International, Ltd.	4,953,528

Communications Equipment (1.3%):
179,590	Juniper Networks, Inc.*	4,407,139

Construction & Engineering (1.3%):
59,150	Fluor Corp.	4,548,635

Construction Materials (1.0%):
26,330	Martin Marietta Materials, Inc.	3,476,877

Consumer Finance (2.3%):
55,510	American Express Co.	5,266,234
46,050	Discover Financial Services	2,854,179

		8,120,413

Diversified Financial Services (1.0%):
18,340	IntercontinentalExchange Group, Inc.	3,464,426

Energy Equipment & Services (4.6%):
88,570	Halliburton Co.	6,289,356
83,450	Schlumberger, Ltd.	9,842,927

		16,132,283

Food & Staples Retailing (2.8%):
44,630	Costco Wholesale Corp.	5,139,591
60,160	CVS Caremark Corp.	4,534,259

		9,673,850

Food Products (1.0%):
94,220	Mondelez International, Inc., Class A	3,543,614

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (2.4%):
27,480	McKesson, Inc.	$5,117,051
42,160	UnitedHealth Group, Inc.	3,446,580

		8,563,631

Hotels, Restaurants & Leisure (1.3%):
44,820	Las Vegas Sands Corp.	3,416,181
12,930	Starbucks Corp.	1,000,523

		4,416,704

Household Products (1.6%):
84,770	Colgate-Palmolive Co.	5,779,619

Industrial Conglomerates (1.3%):
58,560	Danaher Corp.	4,610,429

Internet & Catalog Retail (2.6%):
16,430	Amazon.com, Inc.*	5,336,135
3,260	Priceline.com, Inc.*	3,921,780

		9,257,915

Internet Software & Services (6.2%):
105,440	Facebook, Inc., Class A*	7,095,058
12,600	Google, Inc., Class C*	7,248,528
12,600	Google, Inc., Class A*	7,366,842

		21,710,428

IT Services (4.2%):
56,080	Accenture plc, Class A	4,533,507
70,560	Cognizant Technology Solutions Corp., Class A*	3,451,090
32,720	Visa, Inc., Class A	6,894,431

		14,879,028

Life Sciences Tools & Services (1.3%):
24,740	Illumina, Inc.*	4,417,080

Machinery (1.9%):
43,820	Cummins, Inc.	6,760,988

Media (5.1%):
24,290	AMC Networks, Inc., Class A*	1,493,592
146,730	Comcast Corp., Class A	7,876,467
119,840	Twenty-First Century Fox, Inc.	4,212,376
50,830	Viacom, Inc., Class B	4,408,486

		17,990,921

Multiline Retail (0.7%):
45,550	Dollar General Corp.*	2,612,748

Oil, Gas & Consumable Fuels (1.9%):
56,950	EOG Resources, Inc.	6,655,177

Pharmaceuticals (4.1%):
107,150	Bristol-Myers Squibb Co.	5,197,846
37,100	Forest Laboratories, Inc.*	3,672,900
48,470	Mylan, Inc.*	2,499,113
19,830	Perrigo Co. plc	2,890,421

		14,260,280

Semiconductors & Semiconductor Equipment (1.1%):
78,600	Xilinx, Inc.	3,718,566

Software (7.7%):
52,310	Adobe Systems, Inc.*	3,785,152
63,970	Intuit, Inc.	5,151,503
339,890	Microsoft Corp.	14,173,412
73,070	Salesforce.com, Inc.*	4,243,906

		27,353,973

Continued

2

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail (2.7%):
81,470	Home Depot, Inc. (The)	$6,595,811
81,800	Urban Outfitters, Inc.*	2,769,748

		9,365,559

Technology Hardware, Storage & Peripherals (7.0%):
188,370	Apple, Inc.	17,505,225
155,830	EMC Corp.	4,104,562
29,980	SanDisk Corp.	3,130,811

		24,740,598

Textiles, Apparel & Luxury Goods (4.0%):
32,660	Michael Kors Holdings, Ltd.*	2,895,309
58,220	Nike, Inc., Class B	4,514,961
36,080	PVH Corp.	4,206,928
42,770	Under Armour, Inc., Class A*	2,544,387

		14,161,585

Tobacco (2.0%):
84,600	Philip Morris International, Inc.	7,132,626

Total Common Stocks (Cost $244,153,687)		341,216,913

Shares		Fair Value
Exchange Traded Fund (1.0%):
38,820	iShares Russell 1000 Growth ETF, 1.26%	$3,529,903

Total Exchange Traded Fund (Cost $3,405,737)		3,529,903

Affiliated Investment Companies (1.5%):
5,282,929	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	5,282,929

Total Affiliated Investment Companies (Cost $5,282,929)		5,282,929

Total Investment Securities (Cost $252,842,353)(b) — 99.4%		350,029,745
Net other assets (liabilities) — 0.6%		1,965,358

Net Assets — 100.0%		$351,995,103

Percentages indicated are based on net assets as of June 30, 2014.

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2014.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL Dreyfus Research Growth Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$247,559,424
Investments in affiliates, at cost	5,282,929

Total Investment securities, at cost	$252,842,353

Investments in non-affiliates, at value	$344,746,816
Investments in affiliates, at value	5,282,929

Total Investment securities, at value	350,029,745
Interest and dividends receivable	264,650
Receivable for investments sold	8,807,383
Prepaid expenses	1,680

Total Assets	359,103,458

Liabilities:
Payable for investments purchased	6,712,538
Payable for capital shares redeemed	93,424
Manager fees payable	201,056
Administration fees payable	11,742
Distribution fees payable	71,806
Custodian fees payable	4,352
Administrative and compliance services fees payable	912
Trustee fees payable	1,910
Other accrued liabilities	10,615

Total Liabilities	7,108,355

Net Assets	$351,995,103

Net Assets Consist of:
Capital	$207,177,243
Accumulated net investment income/(loss)	1,029,401
Accumulated net realized gains/(losses) from investment transactions	46,601,067
Net unrealized appreciation/(depreciation) on investments	97,187,392

Net Assets	$351,995,103

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,945,689
Net Asset Value (offering and redemption price per share)	$15.34

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$2,127,626
Interest	4,973
Dividends from affiliates	1

Total Investment Income	2,132,600

Expenses:
Manager fees	1,329,568
Administration fees	47,543
Distribution fees	436,990
Custodian fees	6,723
Administrative and compliance services fees	2,748
Trustee fees	8,629
Professional fees	8,362
Shareholder reports	9,162
Other expenses	3,251

Total expenses before reductions	1,852,976
Less expenses voluntarily waived/reimbursed by the Manager	(105,997)

Net expenses	1,746,979

Net Investment Income/(Loss)	385,621

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	29,274,724
Change in net unrealized appreciation/depreciation on investments	(16,109,769)

Net Realized/Unrealized Gains/(Losses) on Investments	13,164,955

Change in Net Assets Resulting From Operations	$13,550,576

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Dreyfus Research Growth Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$385,621	$643,804
Net realized gains/(losses) on investment transactions	29,274,724	29,632,495
Change in unrealized appreciation/depreciation on investments	(16,109,769)	68,018,427

Change in net assets resulting from operations	13,550,576	98,294,726

Dividends to Shareholders:
From net investment income	—	(1,345,946)

Change in net assets resulting from dividends to shareholders	—	(1,345,946)

Capital Transactions:
Proceeds from shares issued	8,468,692	20,353,105
Proceeds from dividends reinvested	—	1,345,946
Value of shares redeemed	(30,798,042)	(39,532,733)

Change in net assets resulting from capital transactions	(22,329,350)	(17,833,682)

Change in net assets	(8,778,774)	79,115,098
Net Assets:
Beginning of period	360,773,877	281,658,779

End of period	$351,995,103	$360,773,877

Accumulated net investment income/(loss)	$1,029,401	$643,780

Share Transactions:
Shares issued	566,953	1,617,698
Dividends reinvested	—	102,353
Shares redeemed	(2,082,880)	(3,128,891)

Change in shares	(1,515,927)	(1,408,840)

See accompanying notes to the financial statements.

5

AZL Dreyfus Research Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$14.75		$10.89	$9.28	$9.62	$7.86	$5.86

Investment Activities:
Net Investment Income/(Loss)	0.02		0.03	0.05	0.03	0.05	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.57		3.88	1.60	(0.34)	1.75	1.99

Total from Investment Activities	0.59		3.91	1.65	(0.31)	1.80	2.03

Dividends to Shareholders From:
Net Investment Income	—		(0.05)	(0.04)	(0.03)	(0.04)	(0.03)

Total Dividends	—		(0.05)	(0.04)	(0.03)	(0.04)	(0.03)

Net Asset Value, End of Period	$15.34		$14.75	$10.89	$9.28	$9.62	$7.86

Total Return(a)	4.00	%(b)	36.00%	17.75%	(3.20)%	22.92%	34.76%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$351,995		$360,774	$281,659	$219,720	$193,126	$154,388
Net Investment Income/(Loss)(c)	0.22%		0.20%	0.53%	0.43%	0.49%	0.49%
Expenses Before Reductions(c) (d)	1.06%		1.07%	1.07%	1.10%	1.11%	1.12%
Expenses Net of Reductions(c)	1.00%		1.00%	1.00%	1.00%	0.99%	0.97%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.00%		1.00%	1.02%	1.03%	1.04%	1.05%
Portfolio Turnover Rate(f)	24	%(b)	48%	53%	109%	112%	165%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

6

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Dreyfus Research Growth Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with The Dreyfus Corporation (“Dreyfus”), Dreyfus provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Dreyfus Research Growth Fund	1.00%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875% and above $20 million at 0.75%. The Manager voluntarily reduced management fees to 0.70%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $2,099 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

8

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

During the period ended June 30, 2014, the Fund paid approximately $258 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$341,216,913	$—	$341,216,913
Affiliated Investment Companies	5,282,929	—	5,282,929
Exchange Traded Funds	3,529,903	—	3,529,903

Total Investment Securities	$350,029,745	$—	$350,029,745

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Dreyfus Research Growth Fund	$84,665,906	$107,218,633

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

9

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $253,012,614. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$98,351,460
Unrealized depreciation	(1,334,329)

Net unrealized appreciation depreciation	$97,017,131

During the year ended December 31, 2013, the Fund utilized $11,560,566 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Dreyfus Research Growth Fund	$1,345,946	$—	$1,345,946

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Dreyfus Research Growth Fund	$643,781	$17,604,342	$—	$113,019,161	$131,267,284

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Enhanced Bond Index Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 12

Statement of Operations Page 12

Statements of Changes in Net Assets Page 13

Financial Highlights Page 14

Notes to the Financial Statements Page 15

Other Information Page 22

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Enhanced Bond Index Fund	$1,000.00	$1,036.60	$3.28	0.65%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Enhanced Bond Index Fund	$1,000.00	$1,021.57	$3.26	0.65%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	32.7%
U.S. Treasury Obligation	28.0
Corporate Bond	18.4
Yankee Dollar	9.6
Collateralized Mortgage Obligations	7.5
Asset Backed Securities	6.5
Money Market	6.1
Municipal Bond	1.0
Securities Held as Collateral for Securities on Loan	0.2
Other Investments	0.2

Total Investment Securities	110.2
Net other assets (liabilities)	(10.2)

Net Assets	100.0%

1

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value

Asset Backed Securities (6.5%):
$2,360,000	AmeriCredit Automobile Receivables Trust, Class A3, Series 2013-5, 0.90%, 9/8/18	$2,366,382
404,065	Auto ABS Compartiment, Class A, Series 2012-2, 2.80%, 4/27/25(a)	559,098
2,160,000	Cabela’s Master Credit Card Trust, Class A2, Series 2013-2A, 0.80%, 8/16/21(a)(b)	2,178,266
1,714,898	Capital Auto Receivables Asset Trust, Class A2, Series 2013-1, 0.62%, 7/20/16	1,715,067
2,560,000	Chrysler Capital Auto Receivables Trust, Class A3, Series 2013-BA, 0.85%, 5/15/18(a)	2,567,886
1,270,000	Chrysler Capital Auto Receivables Trust, Class B, Series 2013-BA, 1.78%, 6/17/19(a)	1,281,958
1,460,000	Chrysler Capital Auto Receivables Trust, Class D, Series 2013-BA, 2.89%, 10/15/20(a)	1,488,416
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,257,820
2,090,000	CNH Equipment Trust, Class A3, Series 2013-A, 0.69%, 6/15/18	2,092,590
1,920,000	Credit Acceptance Auto Loan Trust, Class A, Series 2013-1A, 1.21%, 10/15/20(a)	1,921,751
867,504	First Investors Auto Owner Trust, Class A2, Series 2013-1A, 0.90%, 10/15/18(a)	868,705
1,821,000	Ford Credit Auto Owner Trust, Class A3, Series 2013-A, 0.55%, 7/15/17	1,821,641
2,025,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2012-2, 1.92%, 1/15/19	2,065,427
1,595,000	Golden Credit Card Trust, Class A, Series 2013-1A, 0.40%, 2/15/18(a)(b)	1,595,255
3,290,000	Golden Credit Card Trust, Class A, Series 2014-1A, 0.47%, 3/15/19(a)(b)	3,289,894
2,205,000	HLSS Servicer Advance Receivables Backed Notes, Class AT6, Series 2013-T6, 1.29%, 9/15/44(a)	2,206,103
2,265,000	HLSS Servicer Advance Receivables Trust, Class A2, Series 2013-T2, 1.15%, 5/16/44(a)(b)	2,267,324
1,830,000	Nissan Master Owner Trust Receivables, Class A, Series 2013-A, 0.45%, 2/15/18(b)	1,831,502
1,595,000	PFS Financing Corp., Class A, Series 2012-BA, 0.85%, 10/17/16(a)(b)	1,596,841
1,735,000	PFS Financing Corp., Class A, Series 2013-AA, 0.70%, 2/15/18(a)(b)	1,736,424
1,110,524	Prestige Auto Receivables Trust, Class A2, Series 2013-1A, 1.09%, 2/15/18(a)	1,112,690
2,300,000	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20(a)	2,306,943
2,000,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-5, 1.55%, 10/15/18	2,008,471
303,840	Santander Drive Auto Receivables Trust, Class C, Series 2011-3, 3.09%, 5/15/17	307,356
1,330,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-5, 1.56%, 8/15/18	1,339,604
1,040,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-3, 1.94%, 12/15/16	1,046,956
1,200,000	Santander Drive Auto Receivables Trust, Class C, Series 2012-6, 1.94%, 4/16/18	1,217,389
1,785,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-2, 1.33%, 3/15/18	1,794,652

Principal Amount		Fair Value

Asset Backed Securities, continued
$1,900,000	Santander Drive Auto Receivables Trust, Class C, Series 2013-4, 3.25%, 1/15/20	$1,982,910
2,500,000	Santander Drive Auto Receivables Trust, Class A3, Series 2013-A, 1.02%, 1/16/18(a)	2,510,955
2,075,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-A, 1.89%, 10/15/19(a)	2,097,057
478,899	SLM Student Loan Trust, Class A2, Series 2004-B, 0.43%, 6/15/21(b)	474,693
730,246	SLM Student Loan Trust, Class A1, Series 2012-A, 1.55%, 4/15/16(a)(b)	739,950
1,115,000	World Financial Network Credit Card Master Trust, Class A, Series 2012-A, 3.14%, 1/17/23	1,158,184

Total Asset Backed Securities (Cost $57,447,906)		57,806,160

Collateralized Mortgage Obligations (7.5%):
1,852,684	Banc of America Commercial Mortgage, Inc., Class A1A, Series 2007-3, 5.77%, 6/10/49(b)	2,004,937
1,295,000	Banc of America Large Loan, Class A4B, Series 2010-UB4, 4.93%, 12/20/41(a)(b)	1,294,469
1,330,000	Bank of America Re-REMIC Trust, Class A, Series 2012-CLRN, 1.30%, 8/15/29(a)(b)	1,330,890
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2005-PW10, 5.45%, 12/15/15(b)	52,780
1,802,771	Bear Stearns Commercial Mortgage Securities, Inc., Class A1A, Series 2006-PW14, 5.19%, 12/11/38	1,958,979
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2007-PW16, 5.90%, 6/1/40(b)	693,573
1,510,000	Citigroup Commercial Mortgage Trust, Class A, Series 2014-388G, 0.90%, 6/15/33(a)(b)	1,513,245
2,041,422	Commercial Mortgage Loan Trust, Class A1A, Series 2008-LS1, 6.21%, 12/10/49(b)	2,298,910
590,000	Commercial Mortgage Pass-Through Certificates, Class AM, Series 2006-C8, 5.35%, 12/10/16	641,343
1,820,000	Commercial Mortgage Trust, Class A4, Series 2014-LC15, 4.01%, 4/10/47	1,923,447
2,015,000	Commercial Mortgage Trust, Class A4, Series 2014-UBS3, 3.82%, 6/10/47	2,092,001
428,000	Commercial Mortgage Trust, Class B, Series 2012-LTRT, 3.80%, 10/5/30(a)	412,784
2,370,494	Commercial Mortgage Trust, Class A, Series 2013-FL3, 1.67%, 10/13/28(a)(b)	2,381,671
1,510,000	Commercial Mortgage Trust, Class C, Series 2014-CR17, 4.90%, 5/10/47(b)	1,577,100
2,930,000	Commercial Mortgage Trust, Class A, Series 2014-TWC, 1.00%, 2/13/32(a)(b)	2,933,916
2,840,000	Credit Acceptance Auto Loan Trust, Class A, Series 2014-A1, 1.55%, 10/15/21(a)	2,847,456
855,000	Credit Suisse Commercial Mortgage Trust, Class AM, Series 2006-C5, 5.34%, 12/15/39	927,424
100,000	Credit Suisse Mortgage Capital Certificates, Class AM, Series 2006-C3, 5.98%, 6/15/16(b)	108,189
1,940	Credit Suisse Mortgage Capital Certificates, Class A2, Series 2007-C2, 5.45%, 1/15/49(b)	1,933
57,751	DBRR Trust, Class A, Series 2012-EZ1, 0.95%, 9/25/45(a)	57,728

Continued

2

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value

Collateralized Mortgage Obligations, continued
$2,160,254	DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49(a)(b)	$2,176,456
1,320,000	DBUBS Mortgage Trust, Class A2, Series 2011-LC1A, 4.53%, 7/1/19(a)	1,438,737
1,039,172	DBUBS Mortgage Trust, Class A1, Series 2011-LC1A, 3.74%, 6/10/17(a)	1,081,010
2,190,000	GoldenTree Loan Opportunities VII, Ltd., Class A, Series 2013-7A, 1.38%, 4/25/25(a)(b)	2,167,263
10,811,986	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.90%, 2/10/46(b)	1,112,748
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(a)	1,137,962
1,065,000	GS Mortgage Securities Trust, Class B, Series 2014-GC22, 4.39%, 6/10/47	1,104,816
1,500,000	Hilton USA Trust, Class AFX, Series 2013-HLT, 2.66%, 11/5/30(a)	1,519,088
114,762	JPMorgan Chase Commercial Mortgage Securities Corp., Class A2, Series 2007-LD11, 5.98%, 6/15/49(b)	114,688
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.90%, 5/5/30(a)	624,968
11,463,955	JPMorgan Chase Commercial Mortgage Securities Corp., Class XA, Series 2013-LC11, 1.72%, 4/15/46(b)	1,073,478
1,203,288	Lanark Master Issuer plc, Class 1A, Series 2012-2A, 1.63%, 12/22/54(a)(b)	1,221,122
1,200,000	LB Commercial Conduit Mortgage Trust, Class AM, Series 2007-C3, 6.09%, 7/15/44(b)	1,341,404
619,070	Merrill Lynch Mortgage Trust, Class A4, Series 2004-KEY2, 4.86%, 8/12/39(b)	620,172
1,624,500	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 6.03%, 6/12/50(b)	1,758,577
1,260,696	ML-CFC Commercial Mortgage Trust, Class A1A, Series 2006-4, 5.17%, 12/12/49(b)	1,361,347
2,114,387	ML-CFC Commercial Mortgage Trust, Class A1A, Series 2006-3, 5.41%, 7/12/46(b)	2,285,443
1,395,000	Morgan Stanley BAML Trust, Class C, Series 2013-C13, 5.06%, 11/15/46(b)	1,483,481
1,206,141	Morgan Stanley Capital I Trust, Class A1A, Series 2007-IQ13, 5.31%, 3/15/44	1,318,966
1,400,000	Morgan Stanley Re-REMIC Trust, Class B, Series 2011-IO, 0.05%, 3/23/51(a)	1,373,750
763,796	Morgan Stanley Re-REMIC Trust, Class A, Series 2012-XA, 2.00%, 7/28/49(a)	768,089
330,629	Morgan Stanley Re-REMIC Trust, Class AXB1, Series 2012-IO, 1.00%, 3/29/51(a)	331,042
1,010,000	Motel 6 Trust, Class B, Series 2012-MTL6, 2.74%, 10/5/25(a)	1,021,441
2,205,000	Nomad CLO, Ltd., Class A1, Series 2013-1A, 1.43%, 1/15/25(a)(b)	2,186,782
620,000	RBSCF Trust, Class WBTA, Series 2010-RR3, 6.14%, 4/16/17(a)(b)	656,929
2,348,607	Santander Drive Auto Receivables Trust, Class R, Series 2014-S6, 1.43%, 12/16/19(a)	2,348,607
2,335,000	SLM Student Loan Trust, Class A4, Series 2006-A, 0.42%, 12/15/23(b)	2,307,050

Principal Amount		Fair Value

Collateralized Mortgage Obligations, continued
$538,583	STRIPS, Class A, Series 2012-1A, 1.50%, 12/25/44(a)	$533,197
18,530,000	WF-RBS Commercial Mortgage Trust, Class XA, Series 2014-C20, 1.42%, 5/15/47(b)	1,480,955
1,900,000	WF-RBS Commercial Mortgate Trust, Class A5, Series 2014-LC14, 4.04%, 3/15/47(b)	2,001,272

Total Collateralized Mortgage Obligations (Cost $66,695,770)		67,003,615

Corporate Bonds (18.4%):
Aerospace & Defense (0.2%):
355,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	340,012
390,000	United Technologies Corp., 3.10%, 6/1/22	395,031
1,040,000	United Technologies Corp., 4.50%, 6/1/42	1,089,258

		1,824,301

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 3.88%, 8/1/42	448,997

Banks (2.5%):
1,315,000	Bank of America Corp., 0.49%, 10/14/16(b)	1,309,364
1,925,000	Bank of America Corp., 2.60%, 1/15/19	1,947,643
1,525,000	Bank of America Corp., Series L, 2.65%, 4/1/19	1,545,740
1,230,000	Bank of America Corp., 4.00%, 4/1/24, MTN	1,255,253
670,000	Bank of America Corp., 5.00%, 1/21/44, MTN	710,832
1,165,000	Citigroup, Inc., 1.25%, 1/15/16	1,172,017
1,035,000	Citigroup, Inc., 1.02%, 4/1/16(b)	1,041,568
1,260,000	Citigroup, Inc., 1.30%, 4/1/16	1,267,522
1,630,000	HSBC USA, Inc., 3.50%, 6/23/24	1,634,625
1,350,000	JPMorgan Chase & Co., Series G, 0.85%, 2/26/16(b)	1,357,634
730,000	JPMorgan Chase & Co., 2.00%, 8/15/17	742,376
775,000	JPMorgan Chase & Co., 1.13%, 1/25/18(b)	785,917
1,115,000	JPMorgan Chase & Co., 3.63%, 5/13/24	1,119,470
360,000	JPMorgan Chase & Co., 5.63%, 8/16/43	406,938
840,000	JPMorgan Chase & Co., 4.85%, 2/1/44	890,674
1,565,000	Wells Fargo & Co., 1.25%, 7/20/16	1,578,511
1,170,000	Wells Fargo & Co., 0.86%, 4/23/18(b)	1,180,139
575,000	Wells Fargo & Co., 4.13%, 8/15/23	597,313
1,040,000	Wells Fargo & Co., 4.10%, 6/3/26, MTN	1,053,103
360,000	Wells Fargo & Co., 5.38%, 11/2/43	396,014
945,000	Wells Fargo & Co., Series S, 5.90%, 12/31/49, Callable 6/15/24 @ 100(b)	1,001,700

		22,994,353

Beverages (0.3%):
1,520,000	Anheuser-Busch InBev Finance, Inc., 2.63%, 1/17/23	1,459,986
460,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.00%, 4/15/20	523,180
620,000	Anheuser-Busch InBev NV Worldwide, Inc., 2.50%, 7/15/22	594,106

		2,577,272

Biotechnology (0.3%):
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	463,882
545,000	Amgen, Inc., 5.15%, 11/15/41, Callable 5/15/41 @ 100	584,804
935,000	Amgen, Inc., 5.38%, 5/15/43, Callable 11/15/42 @ 100	1,031,753

Continued

3

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Biotechnology, continued
$665,000	Celgene Corp., 3.63%, 5/15/24, Callable 2/15/24 @ 100	$666,554

		2,746,993

Capital Markets (2.0%):
1,055,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20	1,347,016
370,000	General Electric Capital Corp., 4.38%, 9/16/20	408,637
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	689,367
905,000	Goldman Sachs Group, Inc. (The), 0.68%, 3/22/16(b)	905,099
1,175,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	1,193,255
915,000	Goldman Sachs Group, Inc. (The), 1.42%, 4/30/18(b)	929,774
932,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	960,212
1,090,000	Goldman Sachs Group, Inc. (The), 3.63%, 1/22/23	1,094,688
1,445,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 4/8/24 @ 100	1,443,093
745,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/8/44 @ 100	741,364
2,525,000	Morgan Stanley, 6.00%, 4/28/15, MTN	2,642,429
1,035,000	Morgan Stanley, Series F, 5.63%, 9/23/19, MTN	1,190,466
870,000	Morgan Stanley, 3.75%, 2/25/23	885,033
615,000	Morgan Stanley, 4.10%, 5/22/23	623,864
1,775,000	Morgan Stanley, Series F, 3.88%, 4/29/24	1,796,512
650,000	Morgan Stanley, 5.00%, 11/24/25	693,269
272,125	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	287,512

		17,831,590

Chemicals (0.1%):
555,000	Eastman Chemical Co., 2.40%, 6/1/17	571,391

Communications Equipment (0.0%):
330,000	Cisco Systems, Inc., 2.90%, 3/4/21	335,065

Consumer Finance (0.3%):
1,135,000	American Express Credit Corp., 1.13%, 6/5/17	1,133,809
290,000	Capital One Bank USA NA, 1.30%, 6/5/17, Callable 5/5/17 @ 100	289,903
1,045,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	1,045,425

		2,469,137

Diversified Financial Services (1.9%):
1,650,000	Bank of America Corp., 1.50%, 10/9/15	1,665,193
430,000	Bank of America Corp., Series 1, 3.75%, 7/12/16	452,342
1,245,000	Bank of America Corp., 6.50%, 8/1/16	1,379,944
820,000	Bank of America Corp., 5.63%, 10/14/16	900,308
1,050,000	Bank of America Corp., Series L, 1.35%, 11/21/16	1,053,088
1,065,000	Bank of America Corp., 1.30%, 3/22/18, MTN(b)	1,078,712
545,000	Bank of America Corp., 5.70%, 1/24/22	632,409
2,575,000	Capital One Bank USA NA, Series BKNT, 2.25%, 2/13/19, Callable 1/13/19 @ 100	2,591,346
1,155,000	Caterpillar Financial Services Corp., 1.10%, 5/29/15, MTN	1,163,712

Principal Amount		Fair Value

Corporate Bonds, continued
Diversified Financial Services, continued
$1,710,000	Citigroup, Inc., 4.59%, 12/15/15	$1,802,590
795,000	Citigroup, Inc., 5.30%, 5/6/44	829,223
1,375,000	Daimler Finance NA LLC, 1.88%, 9/15/14(a)	1,379,261
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18(a)	1,099,871
1,090,000	General Electric Capital Corp., 0.94%, 4/2/18(b)	1,104,534
720,000	JPMorgan Chase & Co., 6.00%, 1/15/18	824,486
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	136,967
130,000	JPMorgan Chase & Co., 3.25%, 9/23/22	130,593

		18,224,579

Diversified Telecommunication Services (1.5%):
860,000	AT&T, Inc., 0.90%, 2/12/16	862,276
3,000,000	AT&T, Inc., 3.74%, 11/27/22, Callable 5/27/15 @ 69.67(a)(c)	2,255,018
310,000	AT&T, Inc., 4.30%, 12/15/42, Callable 6/15/42 @ 100	293,451
985,000	AT&T, Inc., 4.35%, 6/15/45	933,699
975,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	914,652
4,375,000	Verizon Communications, Inc., 5.15%, 9/15/23	4,896,031
1,345,000	Verizon Communications, Inc., 4.15%, 3/15/24, Callable 12/15/23 @ 100	1,404,384
1,685,000	Verizon Communications, Inc., 6.55%, 9/15/43	2,120,473

		13,679,984

Education Services (0.1%):
700,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	747,045

Electric Utilities (0.6%):
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	424,279
610,000	CenterPoint Energy Houston Electric LLC, 4.50%, 4/1/44, Callable 10/1/43 @ 100	643,576
355,000	DTE Electric Co., Series A, 4.00%, 4/1/43, Callable 10/1/42 @ 100	344,655
445,000	Exelon Corp., 5.63%, 6/15/35	500,770
1,350,000	Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15	1,391,034
180,000	Oncor Electric Delivery Co. LLC, 7.00%, 9/1/22	230,027
635,000	Pacific Gas & Electric Co., 5.13%, 11/15/43, Callable 5/15/43 @ 100	711,612
250,000	Pacific Gas & Electric Co., 4.75%, 2/15/44, Callable 8/15/43 @ 100	266,130
350,000	PPL Capital Funding, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	376,704
220,000	Southern California Edison Co., Series 06-E, 5.55%, 1/15/37	263,544
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	234,270
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	33,051
200,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100^	193,392

		5,613,044

Electrical Equipment (0.3%):
840,000	Eaton Corp. plc, 1.50%, 11/2/17	841,041
255,000	Eaton Corp. plc, 4.00%, 11/2/32	255,162
1,720,000	General Electric Co., 2.70%, 10/9/22	1,689,112

		2,785,315

Continued

4

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Electronic Equipment, Instruments & Components (0.1%):
$675,000	Agilent Technologies, Inc., 6.50%, 11/1/17	$771,788

Energy Equipment & Services (0.1%):
475,000	Kerr-McGee Corp., 6.95%, 7/1/24	610,071

Food Products (0.3%):
630,000	Kraft Foods Group, Inc., 2.25%, 6/5/17	647,167
1,425,000	Wm. Wrigley Jr. Co., 1.40%, 10/21/16(a)	1,434,870
705,000	Wm. Wrigley Jr. Co., 3.38%, 10/21/20, Callable 9/21/20 @ 100(a)	729,920

		2,811,957

Health Care Equipment & Supplies (0.1%):
845,000	Baxter International, Inc., 3.20%, 6/15/23, Callable 3/15/23 @ 100	838,099
270,000	CareFusion Corp., 3.88%, 5/15/24, Callable 2/15/24 @ 100	272,793

		1,110,892

Health Care Providers & Services (0.3%):
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	364,648
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	727,749
200,000	UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	214,819
410,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100	400,680
325,000	WellPoint, Inc., 3.30%, 1/15/23	324,613
300,000	WellPoint, Inc., 5.10%, 1/15/44	326,669

		2,359,178

Independent Power and Renewable Electricity Producers (0.7%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	261,987
300,000	Columbus Southern Power Co., 6.05%, 5/1/18	345,422
100,000	Duke Energy Corp., 3.95%, 9/15/14	100,722
65,000	Florida Power & Light Co., 5.95%, 2/1/38	82,719
845,000	Florida Power Corp., 6.40%, 6/15/38	1,130,290
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	48,816
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	580,294
850,000	PacifiCorp, 5.65%, 7/15/18	971,150
395,000	PacifiCorp, 5.75%, 4/1/37	488,784
630,000	PacifiCorp, 4.10%, 2/1/42, Callable 8/1/41 @ 100	621,806
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	400,341
865,000	Public Service Electric & Gas Co., 2.38%, 5/15/23, Callable 2/15/23 @ 100	821,478

		5,853,809

Industrial Conglomerates (0.1%):
495,000	3M Co., 3.88%, 6/15/44	475,483

Insurance (1.0%):
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43	402,902
635,000	American International Group, Inc., 3.80%, 3/22/17	678,566
125,000	American International Group, Inc., Series MP, 5.45%, 5/18/17, MTN	139,453
1,080,000	American International Group, Inc., 4.88%, 6/1/22	1,202,648

Principal Amount		Fair Value

Corporate Bonds, continued
Insurance, continued
$690,000	American International Group, Inc., 4.13%, 2/15/24	$726,318
405,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	402,348
410,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	394,911
555,000	Loews Corp., 4.13%, 5/15/43, Callable 11/15/42 @ 100	520,271
1,710,000	MetLife Institutional Funding II LLC, 1.63%, 4/2/15(a)	1,725,418
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,250,174
905,000	New York Life Global Funding, 1.65%, 5/15/17(a)	916,141
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	94,456
720,000	Prudential Financial, Inc., 3.50%, 5/15/24	717,835

		9,171,441

IT Services (0.2%):
1,450,000	IBM Corp., 1.95%, 7/22/16	1,488,022
450,000	MasterCard, Inc., 3.38%, 4/1/24	456,684

		1,944,706

Life Sciences Tools & Services (0.0%):
280,000	Thermo Fisher Scientific, Inc., 5.30%, 2/1/44, Callable 8/1/43 @ 100	310,776

Machinery (0.1%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	591,544

Media (1.1%):
200,000	Comcast Corp., 6.50%, 11/15/35	259,102
330,000	Comcast Corp., 6.45%, 3/15/37	420,913
935,000	Comcast Corp., 4.65%, 7/15/42	969,398
1,035,000	Comcast Corp., 4.75%, 3/1/44	1,094,675
575,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	559,181
575,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/1/16	600,010
730,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.20%, 3/15/20	822,350
190,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.80%, 3/15/22	196,197
150,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	159,049
89,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	93,462
111,000	Discovery Communications, Inc., 4.88%, 4/1/43	111,941
1,135,000	NBCUniversal Enterprise, Inc., 0.91%, 4/15/18(a)(b)	1,147,632
280,000	NBCUniversal Media LLC, 5.15%, 4/30/20	321,312
129,000	NBCUniversal Media LLC, 5.95%, 4/1/41	158,381
816,000	NBCUniversal Media LLC, 4.45%, 1/15/43	818,654
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	569,983
820,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	853,194
595,000	Viacom, Inc., 5.25%, 4/1/44, Callable 10/1/43 @ 100^	628,578

		9,784,012

Continued

5

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Multiline Retail (0.0%):
$390,000	Target Corp., 4.00%, 7/1/42	$368,044

Multi-Utilities (0.4%):
155,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37	191,941
675,000	CMS Energy Corp., 5.05%, 3/15/22, Callable 12/15/21 @ 100	767,192
415,000	CMS Energy Corp., 4.70%, 3/31/43, Callable 9/30/42 @ 100	423,575
900,000	DTE Energy Co., Series F, 3.85%, 12/1/23, Callable 9/1/23 @ 100	939,279
505,000	Duke Energy Carolinas LLC, 6.10%, 6/1/37	633,216
470,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	515,834

		3,471,037

Oil, Gas & Consumable Fuels (1.0%):
2,025,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,331,463
225,000	Continental Resources, inc., 4.90%, 6/1/44, Callable 12/1/43 @ 100(a)	232,492
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	253,017
550,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	656,874
455,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100^	515,227
500,000	Enterprise Products Partners LP, 3.90%, 2/15/24, Callable 11/15/23 @ 100	517,230
200,000	Enterprise Products Partners LP, 4.85%, 8/15/42, Callable 2/15/42 @ 100	206,818
220,000	Enterprise Products Partners LP, 5.10%, 2/15/45, Callable 8/15/44 @ 100	234,840
1,415,000	Enterprise Products Partners LP, Series A, 8.38%, 8/1/66, Callable 8/1/16 @ 100	1,592,723
530,000	EOG Resources, Inc., 2.45%, 4/1/20, Callable 3/1/20 @ 100	534,102
334,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	352,576
515,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	567,741
480,000	Williams Partners LP, 4.00%, 11/15/21	501,927

		8,497,030

Paper & Forest Products (0.1%):
400,000	Georgia-Pacific LLC, 7.70%, 6/15/15	426,696
405,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100	408,195

		834,891

Pharmaceuticals (0.9%):
795,000	AbbVie, Inc., 2.00%, 11/6/18	794,016
1,390,000	AbbVie, Inc., 4.40%, 11/6/42	1,349,418
1,020,000	Merck & Co., Inc., 0.59%, 5/18/18(b)	1,023,568
345,000	Merck & Co., Inc., 4.15%, 5/18/43	337,608
390,000	Novartis Capital Corp., 4.40%, 5/6/44	405,915
710,000	Pfizer, Inc., 3.40%, 5/15/24	720,951
490,000	Pfizer, Inc., 4.30%, 6/15/43	494,889
330,000	Pfizer, Inc., 4.40%, 5/15/44	337,767

Principal Amount		Fair Value

Corporate Bonds, continued
Pharmaceuticals, continued
$995,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	$1,003,874
1,174,000	Watson Pharmaceuticals, Inc., 3.25%, 10/1/22, Callable 7/1/22 @ 100	1,153,427

		7,621,433

Property & Casualty Insurance (0.0%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	327,830

Real Estate Investment Trusts (REITs) (0.5%):
1,670,000	ARC Properties Operating Partnership LP, 4.60%, 2/6/24, Callable 11/6/23 @ 100(a)	1,712,614
835,000	Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	861,081
380,000	ERP Operating LP, 4.50%, 7/1/44, Callable 1/1/44 @ 100	381,241
620,000	Simon Property Group LP, 3.75%, 2/1/24, Callable 11/1/23 @ 100	636,925
485,000	UDR, Inc., 3.75%, 7/1/24, Callable 4/1/24 @ 100	487,135

		4,078,996

Road & Rail (0.2%):
370,000	Burlington North Santa Fe LLC, 4.45%, 3/15/43, Callable 9/15/42 @ 100	367,916
445,000	Burlington North Santa Fe LLC, 4.90%, 4/1/44, Callable 10/1/43 @ 100	475,701
240,000	Union Pacific Corp., 4.85%, 6/15/44, Callable 12/15/43 @ 100	265,362
505,000	Union Pacific Railroad Co., Series 14-1, 3.23%, 5/14/26	508,560

		1,617,539

Software (0.2%):
605,000	Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	603,881
1,040,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	1,039,584

		1,643,465

Specialty Retail (0.2%):
215,000	Home Depot, Inc. (The), 4.40%, 3/15/45, Callable 9/15/44 @ 100	218,268
510,000	Lowe’s Cos., Inc., 5.00%, 9/15/43, Callable 3/15/43 @ 100	559,153
815,000	Penske Truck Leasing Co. LP, 3.13%, 5/11/15(a)	832,731

		1,610,152

Technology Hardware, Storage & Peripherals (0.1%):
860,000	Apple, Inc., 2.85%, 5/6/21	867,409
410,000	Apple, Inc., 3.45%, 5/6/24	414,569

		1,281,978

Thrifts & Mortgage Finance (0.2%):
975,000	Capital One Bank USA NA, Series BKNT, 1.15%, 11/21/16, Callable 10/21/16 @ 100	979,710
440,000	Capital One Bank USA NA, 3.38%, 2/15/23	437,028

		1,416,738

Tobacco (0.1%):
155,000	Philip Morris International, Inc., 4.50%, 3/20/42	157,716
20,000	Philip Morris International, Inc., 3.88%, 8/21/42	18,590

Continued

6

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Tobacco, continued
$370,000	Philip Morris International, Inc., 4.13%, 3/4/43	$356,433
425,000	Philip Morris International, Inc., 4.88%, 11/15/43	457,731

		990,470

Trading Companies & Distributors (0.1%):
825,000	GATX Corp., 2.50%, 7/30/19	830,309

Wireless Telecommunication Services (0.1%):
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	629,709
400,000	SBA Tower Trust, 4.25%, 4/15/15(a)	410,730

		1,040,439

Total Corporate Bonds (Cost $160,355,249)		164,275,074

Preferred Stock (0.1%)
Banks (0.1%)
40,000	Wells Fargo & Co., Callable 9/15/23 @ 25	1,037,600

Total Preferred Stock (Cost $1,025,200)		1,037,600

Convertible Preferred Stock(0.1%):
Capital Markets (0.1%):
1,165,000	State Street Capital Trust IV, 1.23%, 6/15/37, Callable 8/11/14 @ 100(b)	990,250

Total Convertible Preferred Stock (Cost $999,020)		990,250

Yankee Dollars (9.6%):
Auto Components (0.1%):
725,000	Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	730,865

Banks (4.5%):
1,805,000	Achmea Hypotheekbank NV, 0.57%, 11/3/14(a)(b)	1,806,933
2,130,000	Bank of England Euro Note, Series REGS, 0.50%, 3/6/15(a)	2,134,423
420,000	Barclays Bank plc, 5.14%, 10/14/20	460,024
675,000	BPCE SA, 5.70%, 10/22/23(a)	743,249
790,000	Caixa Economica Federal, 2.38%, 11/6/17(a)	772,225
920,000	Credit Agricole SA, 3.88%, 4/15/24(a)	937,997
1,870,000	Credit Suisse Group AG, 5.40%, 1/14/20	2,101,323
710,000	HSBC Holdings plc, 5.25%, 3/14/44	760,268
1,115,000	ING Bank NV, 3.75%, 3/7/17(a)	1,185,992
314,000	ING Bank NV, 5.80%, 9/25/23(a)	353,721
1,914,000	KFW, 0.50%, 7/15/16	1,911,741
1,465,000	Kommunalbanken AS, 0.25%, 1/26/15(a)(b)	1,465,001
1,856,000	Kommunalbanken AS, 0.35%, 10/31/16(a)(b)	1,857,141
1,110,000	National Bank of Canada, 1.50%, 6/26/15	1,122,671
805,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18(a)	805,588
1,740,000	Nederlandse Waterschapsbank NV, Series E, 3.00%, 3/17/15(a)	1,773,728
1,185,000	Nordea Bank AB, 2.38%, 4/4/19(a)	1,196,163
555,000	Nordea Eiendomskreditt AS, 2.13%, 9/22/16^(a)	570,463
2,610,000	Oesterreichische Kontrollbank AG, Series G, 1.13%, 7/6/15	2,633,046
990,000	Royal Bank of Canada, 1.45%, 10/30/14	993,843
2,005,000	Royal Bank of Canada, 1.13%, 7/22/16	2,020,946
710,000	Royal Bank of Scotland Group plc, 1.88%, 3/31/17	716,325

Principal Amount		Fair Value

Yankee Dollars, continued
Banks, continued
$674,000	Societe Generale SA, 5.00%, 1/17/24(a)	$704,893
2,300,000	Toronto-Dominion Bank, 2.20%, 7/29/15(a)	2,345,792
2,540,000	UBS AG London, 1.88%, 1/23/15(a)	2,561,513
2,915,000	Westpac Banking Corp., 1.38%, 7/17/15(a)	2,945,403
1,490,000	Westpac Banking Corp., 2.45%, 11/28/16^(a)	1,543,744
3,830,000	Westpac Banking Corp., 2.00%, 5/21/19(a)	3,828,319

		42,252,475

Capital Markets (0.2%):
1,355,000	Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16(a)	1,403,707

Chemicals (0.2%):
1,330,000	LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100	1,500,208

Diversified Financial Services (0.4%):
575,000	BP Capital Markets plc, 4.74%, 3/11/21	644,674
2,190,000	CDP Financial, Inc., 4.40%, 11/25/19(a)	2,435,741

		3,080,415

Diversified Telecommunication Services (0.1%):
407,000	Orange SA, 5.50%, 2/6/44, Callable 8/6/43 @ 100	454,546

Energy Equipment & Services (0.1%):
600,000	Schlumberger Investment SA, 3.30%, 9/14/21, Callable 6/14/21 @ 100(a)	622,353

Government (0.1%):
689,000	Province of Manitoba Canada, 3.05%, 5/14/24	693,835

Hotels, Restaurants & Leisure (0.2%):
1,595,000	Carnival Corp., 1.20%, 2/5/16	1,604,450

Insurance (0.0%):
250,000	AIA Group, Ltd., 4.88%, 3/11/44(a)	261,903
185,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	184,996
310,000	Manulife Financial Corp., 3.40%, 9/17/15	320,340

		767,239

Metals & Mining (0.4%):
1,310,000	BHP Billiton Finance USA, Ltd., 1.13%, 11/21/14	1,314,419
385,000	BHP Billiton Finance USA, Ltd., 5.00%, 9/30/43	425,496
985,000	Rio Tinto Finance (USA) plc, 4.13%, 8/21/42, Callable 2/21/42 @ 100	925,637
815,000	Xstrata Canada Financial Corp., 2.85%, 11/10/14(a)	819,671

		3,485,223

Multi-National (1.0%):
2,385,000	African Development Bank, 0.75%, 10/18/16	2,389,627
1,640,000	FMS Wertmanagement, 0.63%, 4/18/16	1,644,690
2,790,000	FMS Wertmanagement, 1.63%, 11/20/18	2,797,556
1,700,000	International Finance Corp., 0.88%, 6/15/18	1,665,730

		8,497,603

Oil, Gas & Consumable Fuels (0.9%):
945,000	BP Capital Markets plc, 0.73%, 5/10/18(b)	948,997
575,000	BP Capital Markets plc, 2.75%, 5/10/23	552,336
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16	1,113,534
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	61,950

Continued

7

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value

Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$107,000	Petroleos Mexicanos, 6.00%, 3/5/20	$122,408
1,638,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,756,755
270,000	Petroleos Mexicanos, 4.88%, 1/18/24(a)	289,575
295,000	Shell International Finance BV, 4.55%, 8/12/43	310,720
800,000	Statoil ASA, 2.45%, 1/17/23	767,885
1,100,000	Statoil ASA, 3.70%, 3/1/24	1,150,395
575,000	Trans-Canada Pipelines, Ltd., 3.75%, 10/16/23, Callable 7/16/23 @ 100	593,389
175,000	Transocean, Inc., 3.80%, 10/15/22, Callable 7/15/22 @ 100	173,202

		7,841,146

Personal Products (0.2%):
690,000	GlaxoSmithKline Capital plc, 2.85%, 5/8/22	681,082
670,000	Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17(a)	677,684

		1,358,766

Pharmaceuticals (0.2%):
425,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100(a)	429,612
365,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100(a)	368,449
750,000	Warner Chilcott Co. LLC, 7.75%, 9/15/18	788,468

		1,586,529

Real Estate Investment Trusts (REITs) (0.1%):
680,000	CDP Financial, Inc., 3.00%, 11/25/14(a)	687,122

Sovereign Bonds (0.4%):
620,000	Canada Government, 1.63%, 2/27/19	621,934
1,349,000	Federal Republic of Brazil, 4.88%, 1/22/21	1,470,410
1,450,000	Federal Republic of Brazil, 4.25%, 1/7/25	1,469,575
364,000	United Mexican States, 5.55%, 1/21/45	414,050

		3,975,969

Thrifts & Mortgage Finance (0.5%):
4,158,000	Credit Suisse Guernsey, Ltd., 1.63%, 3/6/15(a)	4,194,341

Wireless Telecommunication Services (0.0%):
246,000	Vodafone Group plc, 2.95%, 2/19/23	237,848
215,000	Vodafone Group plc, 4.38%, 2/19/43	205,040

		442,888

Total Yankee Dollars (Cost $84,280,811)		85,179,680

Municipal Bonds (1.0%):
California (0.2%):
700,000	California State, GO, 5.00%, 9/1/42, Callable 9/1/22 @ 100	768,215
750,000	California State University Revenue, Series G, 5.00%, 5/15/37, Callable 5/15/22 @ 100	827,835
360,000	California State Health Facilities Financing Authority Revenue, Series A, 5.00%, 8/15/52	387,688

		1,983,738

Massachusetts (0.1%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Callable 10/15/21 @ 100	495,473

		495,473

Principal Amount		Fair Value

Municipal Bonds, continued
Missouri (0.1%):
$800,000	Missouri Saint Louis Metropolitan Sewer District West Water System Revenue, Series A, 5.00%, 5/1/42, Callable 5/1/22 @ 100	$887,288

		887,288

New Jersey (0.2%):
2,005,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Callable 6/15/23 @ 100	2,149,881

		2,149,881

New York (0.4%):
905,000	New York City Municipal Finance Authority Water & Sewer System Revenue, Series EE, 5.00%, 6/15/47, Callable 6/15/23 @ 100	988,875
895,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Callable 3/15/23 @ 100	1,067,404
530,000	New York City Municipal Finance Authority Water & Sewer System Revenue, Series BB, 5.00%, 6/15/47, Callable 12/15/22 @ 100	576,788
515,000	New York City Municipal Finance Authority Water & Sewer System Revenue, Series CC, 5.00%, 6/15/47, Callable 6/15/23 @ 100	562,730

		3,195,797

Ohio (0.0%):
175,000	Ohio State Turnpike Commission Revenue, Series A-1, 5.00%, 2/15/48, Callable 2/15/23 @ 100	188,038

		188,038

Total Municipal Bonds (Cost $8,706,340)		8,900,215

U.S. Government Agency Mortgages (32.7%):
Federal Farm Credit Bank (0.2%)
2,120,000	2.35%, 4/24/23, Callable 7/18/14 @ 100	2,038,363

Federal Home Loan Mortgage Corporation (1.0%)
7,062,854	4.00%, 4/20/44, Pool #MA1839	7,571,252

Federal Home Loan Mortgage Corporation (8.6%)
1,299,000	1.00%, 9/27/17	1,297,756
1,437,000	2.02%, 7/16/18, Callable 7/16/14 @ 100	1,438,131
1,357,356	Class BW, Series 3738, 3.50%, 10/15/28	1,420,261
190,000	6.75%, 3/15/31	272,631
681,000	6.25%, 7/15/32	939,196
244,179	5.00%, 7/1/35, Pool #G01838	271,106
182,700	5.00%, 7/1/35, Pool #G01840	202,909
546,760	6.00%, 4/1/39, Pool #G07613	621,368
95,538	4.00%, 10/1/40, Pool #A95923	101,539
99,567	4.00%, 11/1/40, Pool #A95144	105,819
97,145	4.00%, 11/1/40, Pool #A94977	103,239
98,355	4.00%, 11/1/40, Pool #A94779	104,496
367,199	4.00%, 12/1/40, Pool #A95856	389,576
292,091	4.00%, 12/1/40, Pool #A95656	309,857
781,943	4.00%, 12/1/40, Pool #A95575	829,504
163,602	3.14%, 3/1/41, Pool #1B8062(b)	171,634
2,326,906	5.50%, 6/1/41, Pool #G07553	2,593,708
97,650	4.00%, 10/1/41, Pool #Q03841	103,816

Continued

8

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$193,627	4.00%, 10/1/41, Pool #Q04022	$205,872
386,460	5.00%, 10/1/41, Pool #G07642	427,968
1,699,194	Class BU, Series 4150, 4.00%, 2/15/42	1,812,423
386,510	3.50%, 4/1/42, Pool #C03805	398,029
573,141	3.50%, 4/1/42, Pool #C03811	591,086
351,745	2.03%, 7/1/42, Pool #2B0646(b)	361,586
1,100,000	3.00%, 7/15/42	1,108,250
613,554	3.50%, 11/1/42, Pool #Q12841	631,479
588,946	3.00%, 1/1/43, Pool #Q14866	582,200
564,559	3.00%, 3/1/43, Pool #Q16673	557,571
387,822	3.00%, 3/1/43, Pool #Q16403	383,022
677,644	3.00%, 3/1/43, Pool #Q16567	669,256
189,555	3.00%, 4/1/43, Pool #Q17095	187,678
393,872	3.50%, 7/1/43, Pool #Q20206	406,224
1,079,820	3.50%, 7/1/43, Pool #Q20262	1,112,013
3,854,586	3.00%, 7/1/43, Pool #V80169	3,812,824
390,829	3.50%, 7/1/43, Pool #Q20021	403,450
3,700,000	3.50%, 7/15/43	3,847,711
2,800,000	3.50%, 7/15/43	2,878,095
883,592	3.50%, 8/1/43, Pool #V80355	912,125
2,118,051	3.00%, 8/1/43, Pool #G07550	2,091,833
777,828	3.50%, 12/1/43, Pool #G07591	800,986
27,000,000	4.00%, 6/20/44, Pool #MA1996	28,943,511
200,000	5.00%, 7/15/44	221,375
2,800,000	4.00%, 7/15/44	2,990,750
2,100,000	3.00%, 7/15/44	2,071,616
700,000	5.50%, 7/15/44	781,170
4,800,000	4.50%, 7/15/44	5,194,957
2,000,000	4.00%, 7/15/44	2,118,750

		77,780,356

Federal National Mortgage Association (20.0%)
1,065,000	5.00%, 3/2/15, Pool #AQ6099	1,099,730
241,314	4.00%, 7/1/19, Pool #AE0968	256,590
30,364	Class NT, Series 2009-70, 4.00%, 8/25/19	31,685
445,199	4.00%, 7/1/24, Pool #AL1938	475,493
494,037	5.50%, 7/1/25, Pool #AE0096	552,722
565,545	4.00%, 9/1/26, Pool #AL2683	603,675
6,430,843	2.50%, 5/1/28, Pool #310125	6,541,559
18,800,000	3.00%, 7/25/28	19,528,499
3,162,728	3.50%, 9/1/28, Pool #AL4245	3,361,481
1,007,197	3.50%, 10/1/28, Pool #AV0198	1,070,497
1,280,271	3.50%, 11/1/28, Pool #AV1360	1,360,629
991,733	Class CD, Series 2011-56, 3.50%, 1/25/29	1,030,135
878,974	3.50%, 2/1/29, Pool #AL4922	934,224
100,000	4.50%, 7/25/29	106,141
1,200,000	5.50%, 7/25/29	1,274,618
1,100,000	5.00%, 7/25/29	1,167,333
5,250,000	4.00%, 7/25/29	5,573,203
2,605,000	5.67%, 1/15/30(c)	1,453,033
1,500,000	5.70%, 5/15/30(c)	822,152
444,519	5.50%, 1/1/33, Pool #676661	499,928
289,351	5.50%, 5/1/33, Pool #555424	325,362
198,082	5.00%, 7/1/34, Pool #725589	220,710
685,417	5.50%, 2/1/35, Pool #735989	770,961
55,537	6.00%, 4/1/35, Pool #735504	62,987

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,569,359	5.50%, 9/1/36, Pool #995113	$1,765,278
166,628	5.50%, 2/1/38, Pool #961545	186,421
61,182	6.00%, 3/1/38, Pool #889529	68,899
438,020	5.50%, 5/1/38, Pool #889692	490,051
186,125	6.00%, 5/1/38, Pool #889466	210,094
330,584	5.50%, 5/1/38, Pool #889441	369,853
310,707	5.50%, 6/1/38, Pool #995018	347,615
86,121	5.50%, 9/1/38, Pool #889995	96,350
211,742	6.00%, 10/1/38, Pool #889983	238,723
99,599	4.00%, 4/1/39, Pool #AV6610	105,850
398,510	4.00%, 5/1/39, Pool #AS2352	423,523
224,248	5.50%, 10/1/39, Pool #AD0362	252,742
204,066	5.50%, 12/1/39, Pool #AD0571	230,311
1,360,248	6.00%, 4/1/40, Pool #AL4141	1,533,311
279,884	6.50%, 5/1/40, Pool #AL1704	314,567
145,100	6.00%, 9/1/40, Pool #AE0823	163,275
1,245,000	Class CY, Series 2010-136, 4.00%, 12/25/40	1,299,524
577,546	4.00%, 1/1/41, Pool #AE0835	615,345
4,127,475	4.00%, 1/1/41, Pool #AL5233	4,386,541
194,916	2.90%, 2/1/41, Pool #AH6958(b)	205,049
2,199,473	5.00%, 4/1/41, Pool #AH6176	2,446,520
1,642,583	5.00%, 4/1/41, Pool #AH6283	1,828,164
301,877	6.00%, 6/1/41, Pool #AL4142	340,387
379,565	3.25%, 7/1/41, Pool #AL0533(b)	400,334
183,216	4.00%, 12/1/41, Pool #AJ4188	195,329
180,667	4.00%, 5/1/42, Pool #AT6144	192,858
84,815	3.50%, 6/1/42, Pool #AO3107	87,547
2,548,034	4.00%, 7/1/42, Pool #AL4244	2,719,229
121,500	2.32%, 7/1/42, Pool #AO6482(b)	125,564
83,925	3.50%, 7/1/42, Pool #AO8011	86,550
393,985	2.02%, 7/1/42, Pool #AP0006(b)	406,832
2,609,663	4.50%, 9/1/42, Pool #AL5231	2,829,445
336,966	3.00%, 12/1/42, Pool #AB7425	333,893
402,186	3.00%, 12/1/42, Pool #AB7271	398,515
1,093,294	3.00%, 1/1/43, Pool #AB7567	1,082,976
1,016,269	3.00%, 1/1/43, Pool #AB7497	1,006,678
1,013,425	3.00%, 1/1/43, Pool #AB7458	1,003,861
694,783	3.00%, 1/1/43, Pool #AB7755	688,442
1,399,215	3.00%, 2/1/43, Pool #AL3162	1,387,311
377,958	3.00%, 2/1/43, Pool #AB8558	374,743
378,411	3.00%, 2/1/43, Pool #AB7762	375,192
696,536	3.00%, 3/1/43, Pool #AB8701	690,178
191,275	3.00%, 3/1/43, Pool #AR7576	189,181
152,726	3.00%, 3/1/43, Pool #AR7568	151,056
274,949	3.00%, 3/1/43, Pool #AR9218	271,938
274,357	4.00%, 3/1/43, Pool #AL3377	292,379
741,158	3.00%, 3/1/43, Pool #AR9194	734,855
89,841	3.00%, 3/1/43, Pool #AB8712	89,021
248,392	3.00%, 3/1/43, Pool #AB8830	246,124
90,515	3.00%, 4/1/43, Pool #AB9033	89,689
655,813	3.00%, 4/1/43, Pool #AB9016	649,827
185,239	3.00%, 4/1/43, Pool #AB8924	183,210
368,715	3.00%, 4/1/43, Pool #AT2040	364,677
194,191	3.00%, 4/1/43, Pool #AT2043	192,064
191,617	3.00%, 4/1/43, Pool #AB8923	189,518
120,828	3.00%, 4/1/43, Pool #AT2037	119,505

Continued

9

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$284,417	3.00%, 4/1/43, Pool #AR8630	$281,302
1,171,142	4.00%, 5/1/43, Pool #AL3692	1,247,881
469,998	3.00%, 5/1/43, Pool #AB9173	465,999
282,794	3.00%, 5/1/43, Pool #AL3759	280,684
335,087	3.00%, 5/1/43, Pool #AB9462	332,548
277,077	3.00%, 5/1/43, Pool #AT6654	274,720
2,765,719	3.00%, 5/1/43, Pool #AT5974	2,742,187
745,659	3.00%, 5/1/43, Pool #AT2719	739,315
25,737	3.00%, 6/1/43, Pool #AB9564	25,542
128,500	3.00%, 6/1/43, Pool #AT7676	127,409
397,884	3.00%, 6/1/43, Pool #AB9662	394,870
2,848,171	3.50%, 7/1/43, Pool #AL4009	2,944,332
358,564	3.50%, 7/1/43, Pool #AT8464	370,276
325,220	3.50%, 7/1/43, Pool #AT4327	336,116
2,962,418	3.50%, 7/1/43, Pool #AL4014	3,059,681
864,661	3.50%, 7/1/43, Pool #AL4010	892,514
1,200,000	2.50%, 7/25/43	1,137,563
4,082,500	3.50%, 7/25/43	4,202,423
193,618	3.50%, 8/1/43, Pool #AU0613	199,822
194,466	3.50%, 8/1/43, Pool #AU0570	200,712
872,915	4.00%, 8/1/43, Pool #AL5096	929,825
5,666,863	4.50%, 8/1/43, Pool #AL5097	6,142,349
959,898	3.50%, 8/1/43, Pool #AS0209	990,819
98,264	3.50%, 8/1/43, Pool #AU3270	101,410
98,322	3.50%, 8/1/43, Pool #AU3267	101,603
1,386,135	4.00%, 10/1/43, Pool #AL4311	1,476,471
1,912,446	4.00%, 11/1/43, Pool #890567	2,039,382
975,204	3.50%, 12/1/43, Pool #AL4682	1,008,088
180,172	3.50%, 1/1/44, Pool #AS1539	186,088
3,896,417	4.00%, 1/1/44, Pool #AL4685	4,150,092
590,900	4.00%, 1/1/44, Pool #AV2357	629,800
390,941	4.00%, 1/1/44, Pool #AV2356	417,164
96,995	4.00%, 1/1/44, Pool #AS1460	103,508
98,596	4.00%, 1/1/44, Pool #AS1456	105,131
2,731,790	2.91%, 1/1/44, Pool #AV7743(b)	2,820,483
113,195	3.50%, 1/1/44, Pool #AS1453	117,018
1,080,394	4.00%, 2/1/44, Pool #AS1773	1,152,907
349,773	4.00%, 2/1/44, Pool #AL4915	373,070
880,389	4.00%, 2/1/44, Pool #AL4840	938,802
369,235	4.00%, 4/1/44, Pool #AW1069	393,672
3,767,341	4.00%, 4/1/44, Pool #AL5159	4,016,501
371,434	4.00%, 5/1/44, Pool #AL5383	394,748
16,850,000	4.00%, 7/25/44	17,882,062
7,300,000	5.00%, 7/25/44	8,106,422
14,400,000	4.50%, 7/25/44	15,594,753
600,000	5.50%, 7/25/44	671,739
2,300,000	6.00%, 7/25/44	2,590,734
1,320,935	3.50%, 12/31/49, Pool #AL4543	1,362,421

		180,243,219

Government National Mortgage Association (2.9%)
60,910	4.50%, 9/15/33, Pool #615516	66,942
215,495	5.00%, 12/15/33, Pool #783571	239,145
66,657	6.50%, 8/20/38, Pool #4223	75,291
99,883	6.50%, 10/15/38, Pool #673213	113,485
37,793	6.50%, 11/20/38, Pool #4292	42,688

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$75,584	6.50%, 12/15/38, Pool #782510	$85,877
698,925	5.00%, 1/15/39, Pool #782557	775,123
492,637	5.00%, 4/15/39, Pool #782619	541,783
49,919	5.00%, 6/15/39, Pool #782696	55,522
394,113	5.00%, 10/20/39, Pool #4559	438,037
115,571	4.50%, 1/15/40, Pool #728627	126,335
303,629	5.00%, 5/15/40, Pool #782958	336,481
317,338	4.50%, 7/15/40, Pool #745793	346,897
526,940	4.50%, 10/15/40, Pool #783609	575,958
167,416	4.50%, 2/15/41, Pool #738019	182,991
28,899	5.00%, 4/20/41, Pool #5018	32,057
477,357	4.50%, 6/20/41, Pool #783590	522,809
62,679	5.00%, 6/20/41, Pool #5083	69,467
318,198	4.50%, 7/20/41, Pool #783584	348,447
32,310	5.00%, 7/20/41, Pool #5116	35,824
1,072,398	4.50%, 7/20/41, Pool #5115	1,173,609
365,977	4.50%, 11/15/41, Pool #783610	399,965
4,676,632	3.50%, 4/20/43, Pool #MA0934	4,880,302
2,450,000	3.00%, 6/20/43	2,472,969
5,500,000	3.50%, 7/20/43	5,729,024
500,000	5.00%, 7/15/44	549,388
400,000	4.50%, 7/15/44	435,578
3,300,000	4.50%, 7/20/44	3,603,316
950,000	4.00%, 4/4/47, Pool #MA1678	1,004,162
9,314,414	Class XA, Series 2014-GC20, 1.39%, 4/10/47, Pool #MA1678(b)	751,561

		26,011,033

Total U.S. Government Agency Mortgages (Cost $290,765,470)		293,644,223

U.S. Treasury Obligations (28.0%):
U.S. Treasury Bonds (3.4%)
2,600,000	4.75%, 2/15/37	3,268,281
4,080,000	3.75%, 8/15/41	4,431,900
890,000	2.88%, 5/15/43	813,238
350,000	3.75%, 11/15/43	378,000
21,375,000	3.38%, 5/15/44	21,518,619

		30,410,038

U.S. Treasury Inflation Index Bonds (0.2%)
1,705,000	1.38%, 2/15/44	1,907,526

U.S. Treasury Inflation Index Notes (1.4%)
8,885,000	0.13%, 4/15/19	9,256,276
3,690,000	0.63%, 1/15/24	3,885,057

		13,141,333

U.S. Treasury Notes (23.0%)
87,340,000	0.50%, 6/30/16	87,415,024
50,425,000	0.88%, 6/15/17	50,444,715
4,500,000	1.63%, 3/31/19	4,513,010
38,770,000	1.63%, 6/30/19	38,769,999
6,015,000	2.00%, 5/31/21	5,969,888
10,675,000	2.13%, 6/30/21	10,673,335
6,055,000	2.50%, 5/15/24	6,046,487

		203,832,458

Total U.S. Treasury Obligations (Cost $248,324,759)		249,291,355

Continued

10

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value

Securities Held as Collateral for Securities on Loan (0.2%):
$1,740,071	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	$1,740,071

Total Securities Held as Collateral for Securities on Loan (Cost $1,740,071)		1,740,071

Shares		Fair Value

Unaffiliated Investment Company (6.1%):
53,922,771	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	$53,922,771

Total Unaffiliated Investment Company (Cost $53,922,771)		53,922,771

Total Investment Securities (Cost $974,263,367)(e) — 110.2%		983,791,014
Net other assets (liabilities) — (10.2)%		(93,821,815)

Net Assets — 100.0%		$889,969,199

Percentages indicated are based on net assets as of June 30, 2014.

GO—General Obligation

MTN—Medium Term Note

REMIC—Real Estate Mortgage Investment Conduit

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $1,685,218.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2014. The date presented represents the final maturity date.
(c)	The rate represents the effective yield at June 30, 2014.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Securities Sold Short (-4.9%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal National Mortgage Association	2.50%	7/25/27	$(6,400,000)	$(6,444,000)	$(6,500,999)	$(56,999)
Federal National Mortgage Association	3.00%	7/25/43	(10,000,000)	(9,817,508)	(9,878,911)	(61,403)
Federal National Mortgage Association	3.50%	7/25/28	(700,000)	(738,391)	(741,891)	(3,500)
Government National Mortgage Association	4.00%	7/20/43	(27,600,000)	(29,283,765)	(29,536,311)	(252,546)

				$(46,283,664)	$(46,658,112)	$(374,448)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond September Futures	Long	9/19/14	77	$10,563,437	$36,949
Ultra Long Term U.S. Treasury Bond September Futures	Long	9/19/14	4	599,750	592
U.S. Treasury 2-Year Note October Futures	Long	9/30/14	4	878,375	(544)
U.S. Treasury 10-Year Note September Futures	Long	9/19/14	151	18,900,953	(62,895)

Total					$(25,898)

Forward Currency Contracts

At June 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
European Euro	Barclays Bank	7/23/14	421,000	$581,869	$576,484	$5,385

				$581,869	$576,484	$5,385

See accompanying notes to the financial statements.

11

AZL Enhanced Bond Index Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$974,263,367

Investment securities, at value*	$983,791,014
Interest and dividends receivable	3,589,829
Foreign currency, at value (cost $199,252)	206,222
Unrealized appreciation on forward currency contracts	5,385
Receivable for capital shares issued	344,904
Receivable for investments sold	125,649,017
Receivable for variation margin on futures contracts	26,192
Prepaid expenses	3,505

Total Assets	1,113,616,068

Liabilities:
Cash overdraft	53,865
Payable for investments purchased	174,695,504
Payable for capital shares redeemed	17
Payable for collateral received on loaned securities	1,740,071
Securities sold short (Proceeds received $46,283,665)	46,658,112
Manager fees payable	252,931
Administration fees payable	27,234
Distribution fees payable	180,666
Custodian fees payable	9,421
Administrative and compliance services fees payable	2,081
Trustee fees payable	4,745
Other accrued liabilities	22,222

Total Liabilities	223,646,869

Net Assets	$889,969,199

Net Assets Consist of:
Capital	$864,597,848
Accumulated net investment income/(loss)	14,928,115
Accumulated net realized gains/(losses) from investment transactions	1,303,578
Net unrealized appreciation/(depreciation) on investments	9,139,658

Net Assets	$889,969,199

Shares of beneficial interest (unlimited number of shares authorized, no par value)	80,448,458
Net Asset Value (offering and redemption price per share)	$11.06

*	Includes securities on loan of $1,685,218.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Interest	$8,651,077
Dividends	14,650
Income from securities lending	51,075

Total Investment Income	8,716,802

Expenses:
Manager fees	1,458,523
Administration fees	148,094
Distribution fees	1,041,805
Custodian fees	17,080
Administrative and compliance services fees	6,614
Trustee fees	20,563
Professional fees	19,755
Shareholder reports	5,178
Other expenses	7,917

Total expenses	2,725,529

Net Investment Income/(Loss)	5,991,273

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	8,371,337
Net realized gains/(losses) on futures contracts	1,798,546
Net realized gains/(losses) on forward currency contracts	(17,114)
Change in net unrealized appreciation/depreciation on investments	14,353,742

Net Realized/Unrealized Gains/(Losses) on Investments	24,506,511

Change in Net Assets Resulting From Operations	$30,497,784

See accompanying notes to the financial statements.

12

Statements of Changes in Net Assets

	AZL Enhanced Bond Index Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$5,991,273	$7,243,910
Net realized gains/(losses) on investment transactions	10,152,769	(6,611,504)
Change in unrealized appreciation/depreciation on investments	14,353,742	(14,704,971)

Change in net assets resulting from operations	30,497,784	(14,072,565)

Dividends to Shareholders:
From net investment income	—	(7,329,474)
From net realized gains	—	(7,727,147)

Change in net assets resulting from dividends to shareholders	—	(15,056,621)

Capital Transactions:
Proceeds from shares issued	91,593,520	317,585,411
Proceeds from dividends reinvested	—	15,056,621
Value of shares redeemed	(21,035,441)	(18,147,991)

Change in net assets resulting from capital transactions	70,558,079	314,494,041

Change in net assets	101,055,863	285,364,855
Net Assets:
Beginning of period	788,913,336	503,548,481

End of period	$889,969,199	$788,913,336

Accumulated net investment income/(loss)	$14,928,115	$8,936,842

Share Transactions:
Shares issued	8,425,050	29,111,948
Dividends reinvested	—	1,427,168
Shares redeemed	(1,934,409)	(1,679,500)

Change in shares	6,490,641	28,859,616

See accompanying notes to the financial statements.

13

AZL Enhanced Bond Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	July 10, 2009 to December 31, 2009 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.67		$11.17	$11.02	$10.51	$10.04	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06		0.05	0.09	0.11	0.15	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.33		(0.31)	0.38	0.65	0.41	0.01

Total from Investment Activities	0.39		(0.26)	0.47	0.76	0.56	0.04

Dividends to Shareholders From:
Net Investment Income	—		(0.12)	(0.13)	(0.13)	(0.03)	—
Net Realized Gains	—		(0.12)	(0.19)	(0.12)	(0.06)	—

Total Dividends	—		(0.24)	(0.32)	(0.25)	(0.09)	—

Net Asset Value, End of Period	$11.06		$10.67	$11.17	$11.02	$10.51	$10.04

Total Return(b)	3.66	%(c)	(2.32)%	4.22%	7.28%	5.62%	0.40	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$889,969		$788,913	$503,548	$341,219	$205,572	$127,833
Net Investment Income/(Loss)(d)	1.44%		1.14%	1.35%	1.69%	2.01%	1.34%
Expenses Before Reductions(d) (e)	0.65%		0.66%	0.68%	0.69%	0.71%	0.76%
Expenses Net of Reductions(d)	0.65%		0.66%	0.68%	0.69%	0.70%	0.70%
Portfolio Turnover Rate(f)	317	%(c)	663%	385%	407%	700%	366	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

14

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

15

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $34.9 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $5,012 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2014, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $0.6 million as of June 30, 2014. The monthly average amount for these contracts was $0.9 million for the period ended June 30, 2014.

Futures Contracts

During the period ended June 30, 2014, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $30.9 million as of June 30, 2014. The monthly average notional amount for these contracts was $51.7 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

16

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$5,385	Unrealized depreciation on forward currency contracts	$—
Interest Rate Contracts	Receivable for variation margin on futures contracts*	37,541	Payable for variation margin on futures contracts*	63,439

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts/Change in unrealized appreciation/depreciation on investments	$(17,114)	$20,608
Interest Rate Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	1,798,546	561,888

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2014. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014.

As of June 30, 2014, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures Contracts	$26,192	$—
Forward Currency Contracts	5,385	—

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	31,577	—
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(26,192)	—

Total assets and liabilities subject to a MNA	$5,385	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2014:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Assets
Barclays Bank	$5,385	$—	$—	$—	$5,385

Total	$5,385	$—	$—	$—	$5,385

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

17

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock Financial provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Enhanced Bond Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $4,800 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

18

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Asset Backed Securities	$—	$57,806,160	$57,806,160
Collateralized Mortgage Obligations	—	67,003,615	67,003,615
Convertible Preferred Stock+	—	990,250	990,250
Corporate Bonds+	—	164,275,074	164,275,074
Municipal Bonds	—	8,900,215	8,900,215
Preferred Stock+	1,037,600	—	1,037,600
U.S. Government Agency Mortgages	—	293,644,223	293,644,223
U.S. Treasury Obligations	—	249,291,355	249,291,355
Yankee Dollars+	—	85,179,680	85,179,680
Securities Held as Collateral for Securities on Loan	—	1,740,071	1,740,071
Unaffiliated Investment Company	53,922,771	—	53,922,771

Total Investment Securities	54,960,371	928,830,643	983,791,014

Securities Sold Short	—	(46,658,112)	(46,658,112)
Other Financial Instruments:*
Futures Contracts	(25,898)	—	(25,898)
Forward Currency Contracts	—	5,385	5,385

Total Investments	$54,934,473	$882,177,916	$937,112,389

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$2,496,713,723	$2,327,408,679

19

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

For the period ended June 30, 2014, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$2,343,047,819	$2,235,798,951

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $974,593,687. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$11,305,554
Unrealized depreciation	(2,108,227)

Net unrealized appreciation depreciation	$9,197,327

As of the end of its tax year ended December 31, 2013, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Short Term Amount	Total Amount
AZL Enhanced Bond Index Fund	$8,685,941	$5,491,128	$8,685,941

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Enhanced Bond Index Fund	$13,419,467	$1,637,154	$15,056,621

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

20

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Enhanced Bond Index Fund	$8,934,759	$—	$(8,685,941)	$(5,375,251)	$(5,126,433)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

21

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Federated Clover Small Value Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Federated Clover Small Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Federated Clover Small Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Federated Clover Small Value Fund	$1,000.00	$1,089.20	$5.44	1.05%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Federated Clover Small Value Fund	$1,000.00	$1,019.54	$5.26	1.05%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	35.3%
Industrials	11.6
Consumer Discretionary	9.9
Information Technology	9.2
Health Care	7.8
Energy	7.6
Utilities	6.7
Materials	6.4
Consumer Staples	2.3

Total Common Stock	96.8
Securities Held as Collateral for Securities on Loan	5.8
Money Market	3.6

Total Investment Securities	106.2
Net other assets (liabilities)	(6.2)

Net Assets	100.0%

1

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (96.8%):
Aerospace & Defense (2.9%):
71,275	Curtiss-Wright Corp.	$4,672,789
48,615	Esterline Technologies Corp.*	5,596,558
45,625	Triumph Group, Inc.	3,185,538

		13,454,885

Auto Components (0.8%):
58,125	Tenneco, Inc.*	3,818,813

Banks (12.2%):
157,093	Capital Bank Financial Corp.*	3,708,966
50,560	City Holding Co.	2,281,267
517,575	F.N.B. Corp.^	6,635,311
563,198	Investors Bancorp, Inc.	6,223,338
168,300	PacWest Bancorp	7,265,510
191,325	Popular, Inc.*	6,539,489
583,225	Susquehanna Bancshares, Inc.	6,158,856
216,078	Synovus Financial Corp.	5,267,982
172,175	Talmer Bancorp, Inc., Class A*	2,374,293
177,150	Webster Financial Corp.	5,587,311
92,275	Wintrust Financial Corp.	4,244,650

		56,286,973

Biotechnology (1.4%):
50,550	Alkermes plc*	2,544,182
27,200	Cubist Pharmaceuticals, Inc.*	1,899,104
279,200	Spectrum Pharmaceuticals, Inc.*^	2,269,896

		6,713,182

Building Products (0.5%):
73,100	USG Corp.*^	2,202,503

Chemicals (2.8%):
265,975	Chemtura Corp.*	6,949,926
215,075	Huntsman Corp.	6,043,608

		12,993,534

Commercial Services & Supplies (0.8%):
33,950	UniFirst Corp.	3,598,700

Communications Equipment (1.3%):
61,200	Black Box Corp.	1,434,528
238,275	SeaChange International, Inc.*	1,908,583
45,250	ViaSat, Inc.*^	2,622,690

		5,965,801

Construction & Engineering (1.0%):
52,525	Granite Construction, Inc.	1,889,850
92,750	Tutor Perini Corp.*	2,943,885

		4,833,735

Containers & Packaging (0.6%):
115,475	Berry Plastics Group, Inc.*	2,979,255

Diversified Consumer Services (0.6%):
202,525	Bridgepoint Education, Inc.*	2,689,532

Diversified Financial Services (1.2%):
249,525	FXCM, Inc.^	3,732,894
79,375	PHH Corp.*	1,824,038

		5,556,932

Shares		Fair Value
Common Stocks, continued
Electric Utilities (5.3%):
133,700	Cleco Corp.	$7,881,615
324,500	Great Plains Energy, Inc.	8,719,314
132,400	IDACORP, Inc.	7,656,692

		24,257,621

Electronic Equipment, Instruments & Components (1.5%):
29,700	Anixter International, Inc.	2,972,078
66,848	CTS Corp.	1,250,058
90,025	Insight Enterprises, Inc.*	2,767,369

		6,989,505

Energy Equipment & Services (3.0%):
100,450	Exterran Holdings, Inc.	4,519,245
338,275	Key Energy Services, Inc.*	3,091,834
484,700	Precision Drilling Corp.	6,863,352

		14,474,431

Food Products (1.5%):
587,550	Rite AID Corp.*	4,212,734
91,825	WhiteWave Foods Co., Class A*	2,972,375

		7,185,109

Gas Utilities (1.4%):
120,025	Atmos Energy Corp.	6,409,335

Health Care Equipment & Supplies (2.8%):
61,825	Alere, Inc.*	2,313,492
84,650	Cynosure, Inc., Class A*	1,798,813
140,784	Merit Medical Systems, Inc.*	2,125,838
102,450	Tornier NV*	2,395,281
144,425	Wright Medical Group, Inc.*	4,534,944

		13,168,368

Health Care Providers & Services (2.2%):
41,675	Magellan Health Services, Inc.*	2,593,852
36,550	Universal Health Services, Inc., Class B	3,500,028
56,650	WellCare Health Plans, Inc.*	4,229,489

		10,323,369

Hotels, Restaurants & Leisure (0.6%):
199,500	Orient-Express Hotel, Ltd.*	2,900,730

Household Durables (1.7%):
136,075	KB Home^	2,541,881
100,550	La-Z-Boy, Inc.	2,329,744
51,600	Tempur-Pedic International, Inc.*	3,080,520

		7,952,145

Insurance (5.8%):
143,250	American Equity Investment Life Holding Co.	3,523,950
88,247	Argo Group International Holdings, Ltd.	4,510,304
271,300	CNO Financial Group, Inc.	4,829,140
152,250	Fidelity & Guaranty Life	3,644,865
107,875	Hanover Insurance Group, Inc. (The)	6,812,306
294,300	Maiden Holdings, Ltd.	3,558,087

		26,878,652

Internet Software & Services (0.3%):
30,400	j2 Global, Inc.	1,546,144

Continued

2

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services (0.7%):
54,625	CSG Systems International, Inc.	$1,426,259
82,000	Unisys Corp.*	2,028,680

		3,454,939

Life Sciences Tools & Services (0.5%):
93,825	Bruker Corp.*	2,277,133

Machinery (3.0%):
100,400	Barnes Group, Inc.	3,869,416
97,075	Manitowoc Co., Inc. (The)	3,189,885
77,450	Terex Corp.	3,183,195
89,200	Trinity Industries, Inc.	3,899,824

		14,142,320

Marine (0.6%):
260,825	Diana Shipping, Inc.*^	2,840,384

Media (2.4%):
80,550	Carmike Cinemas, Inc.*	2,829,722
90,375	Cinemark Holdings, Inc.	3,195,659
141,000	Lions Gate Entertainment Corp.^	4,029,780
66,225	National CineMedia, Inc.	1,159,600

		11,214,761

Metals & Mining (1.9%):
217,575	Stillwater Mining Co.*	3,818,441
87,100	US Silica Holdings, Inc.	4,828,824

		8,647,265

Oil, Gas & Consumable Fuels (4.6%):
241,575	Bill Barrett Corp.*	6,469,379
191,300	Newfield Exploration Co.*	8,455,460
100,475	Teekay Shipping Corp.	6,254,569

		21,179,408

Paper & Forest Products (1.1%):
159,425	KapStone Paper & Packaging Corp.*	5,281,750

Pharmaceuticals (0.9%):
43,900	Impax Laboratories, Inc.*	1,316,561
93,250	Medicines Co. (The)*	2,709,845

		4,026,406

Professional Services (0.7%):
122,225	Trueblue, Inc.*	3,369,743

Real Estate Investment Trusts (REITs) (13.1%):
103,950	Associated Estates Realty Corp.	1,873,179
337,750	Colony Financial, Inc.	7,842,554
370,800	FelCor Lodging Trust, Inc.	3,897,108
257,825	First Potomac Realty Trust	3,382,664
143,450	LaSalle Hotel Properties	5,062,351
505,150	Lexington Realty Trust^	5,561,702
551,650	MFA Financial, Inc.	4,529,047
586,500	New Residential Investment Corp.	3,694,950
448,275	NorthStar Realty Finance Corp.	7,791,019
375,700	Starwood Property Trust, Inc.	8,930,388
75,110	Starwood Waypoint Residential Trust*	1,968,633
114,500	Sun Communities, Inc.	5,706,680

		60,240,275

Shares or Principal Amount		Fair Value
Common Stocks, continued
Road & Rail (1.0%):
179,950	Swift Transportation Co.*	$4,540,139

Semiconductors & Semiconductor Equipment (4.5%):
111,450	Advanced Energy Industries, Inc.*	2,145,413
226,575	Atmel Corp.*	2,123,008
289,050	Brooks Automation, Inc.	3,113,068
236,650	Cypress Semiconductor Corp.^	2,581,852
147,400	Fairchild Semiconductor International, Inc.*	2,299,440
229,900	Lattice Semiconductor Corp.*	1,896,675
76,550	MKS Instruments, Inc.	2,391,422
57,200	Tessera Technologies, Inc.	1,262,976
86,700	Veeco Instruments, Inc.*	3,230,441

		21,044,295

Software (0.5%):
45,425	Verint Systems, Inc.*	2,228,096

Specialty Retail (1.4%):
410,450	American Eagle Outfitters, Inc.^	4,605,249
60,175	Rent-A-Center, Inc.	1,725,819

		6,331,068

Technology Hardware, Storage & Peripherals (0.4%):
1,379,416	Quantum Corp.*	1,682,888

Textiles, Apparel & Luxury Goods (2.4%):
125,575	Crocs, Inc.*	1,887,392
60,475	Deckers Outdoor Corp.*	5,220,807
86,800	Skechers U.S.A., Inc., Class A*	3,966,760

		11,074,959

Thrifts & Mortgage Finance (3.0%):
186,778	Flushing Financial Corp.	3,838,288
319,600	Radian Group, Inc.	4,733,276
75,800	WSFS Financial Corp.	5,584,186

		14,155,750

Tobacco (0.8%):
179,850	Vector Group, Ltd.^	3,719,298

Trading Companies & Distributors (1.1%):
47,575	United Rentals, Inc.*	4,982,530

Total Common Stocks (Cost $376,315,716)		449,612,661

Securities Held as Collateral for Securities on Loan (5.8%):
$26,831,236	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	26,831,236

Total Securities Held as Collateral for Securities on Loan (Cost $26,831,236)		26,831,236

Unaffiliated Investment Company (3.6%):
16,745,459	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	16,745,459

Total Unaffiliated Investment Company (Cost $16,745,459)		16,745,459

Total Investment Securities (Cost $419,892,411)(c) — 106.2%		493,189,356
Net other assets (liabilities) — (6.2)%		(28,838,205)

Net Assets — 100.0%		$464,351,151

Continued

3

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2014.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $26,062,981.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(b)	The rate represents the effective yield at June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

4

AZL Federated Clover Small Value Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$419,892,411

Investment securities, at value*	$493,189,356
Interest and dividends receivable	950,448
Receivable for investments sold	1,536,883
Prepaid expenses	1,068

Total Assets	495,677,755

Liabilities:
Payable for investments purchased	3,174,526
Payable for capital shares redeemed	716,521
Payable for collateral received on loaned securities	26,831,236
Manager fees payable	283,069
Administration fees payable	20,001
Distribution fees payable	94,356
Custodian fees payable	50,782
Administrative and compliance services fees payable	8,720
Trustee fees payable	17,920
Other accrued liabilities	129,473

Total Liabilities	31,326,604

Net Assets	$464,351,151

Net Assets Consist of:
Capital	$297,664,014
Accumulated net investment income/(loss)	8,080,018
Accumulated net realized gains/(losses) from investment transactions	85,310,174
Net unrealized appreciation/(depreciation) on investments	73,296,945

Net Assets	$464,351,151

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,016,575
Net Asset Value (offering and redemption price per share)	$25.77

*	Includes securities on loan of $26,062,981.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$6,518,450
Interest	20,170
Income from securities lending	39,494
Foreign withholding tax	(13,007)

Total Investment Income	6,565,107

Expenses:
Manager fees	1,725,102
Administration fees	63,727
Distribution fees	575,034
Custodian fees	15,634
Administrative and compliance services fees	5,295
Trustee fees	16,693
Professional fees	17,148
Shareholder reports	20,569
Other expenses	4,303

Total expenses before reductions	2,443,505

Net expenses	2,443,505

Net Investment Income/(Loss)	4,121,602

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	33,828,412
Change in net unrealized appreciation/depreciation on investments	1,031,229

Net Realized/Unrealized Gains/(Losses) on Investments	34,859,641

Change in Net Assets Resulting From Operations	$38,981,243

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Federated Clover Small Value Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$4,121,602	$3,958,815
Net realized gains/(losses) on investment transactions	33,828,412	54,010,895
Change in unrealized appreciation/depreciation on investments	1,031,229	29,950,075

Change in net assets resulting from operations	38,981,243	87,919,785

Dividends to Shareholders:
From net investment income	—	(2,163,714)
From net realized gains	—	(1,287,134)

Change in net assets resulting from dividends to shareholders	—	(3,450,848)

Capital Transactions:
Proceeds from shares issued	7,349,080	17,347,315
Proceeds from shares issued in merger	—	164,648,332
Proceeds from dividends reinvested	—	3,450,848
Value of shares redeemed	(63,867,820)	(49,757,745)

Change in net assets resulting from capital transactions	(56,518,740)	135,688,750

Change in net assets	(17,537,497)	220,157,687
Net Assets:
Beginning of period	481,888,648	261,730,961

End of period	$464,351,151	$481,888,648

Accumulated net investment income/(loss)	$8,080,018	$3,958,416

Share Transactions:
Shares issued	305,287	826,337
Shares issued in merger	—	7,290,861
Dividends reinvested	—	161,936
Shares redeemed	(2,651,956)	(2,346,338)

Change in shares	(2,346,669)	5,932,796

See accompanying notes to the financial statements.

6

AZL Federated Clover Small Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$23.66		$18.14		$15.96		$16.72	$13.27	$10.31

Investment Activities:
Net Investment Income/(Loss)	0.25		0.20		0.15		0.11	0.09	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	1.86		5.58		2.13		(0.77)	3.48	3.01

Total from Investment Activities	2.11		5.78		2.28		(0.66)	3.57	3.16

Dividends to Shareholders From:
Net Investment Income	—		(0.16)		(0.10)		(0.10)	(0.12)	(0.20)
Net Realized Gains	—		(0.10)		—		—	—	—

Total Dividends	—		(0.26)		(0.10)		(0.10)	(0.12)	(0.20)

Net Asset Value, End of Period	$25.77		$23.66		$18.14		$15.96	$16.72	$13.27

Total Return(a)	8.92	%(b)	32.00%		14.32%		(3.92)%	27.11%	30.61%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$464,351		$481,889		$261,731		$199,020	$234,305	$187,475
Net Investment Income/(Loss)(c)	1.79%		1.27%		0.96%		0.60%	0.59%	0.96%
Expenses Before Reductions(c)(d)	1.06%		1.08%		1.07%		1.09%	1.08%	1.12%
Expenses Net of Reductions(c)	1.06%		1.01%		0.99%		1.09%	1.08%	1.12%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.06%		1.08%		1.07%		1.09%	1.08%	1.12%
Portfolio Turnover Rate	34	%(b)	97	%(f)	156	%(g)	15%	23%	10%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 140%.

(g)	Effective February 24, 2012, the Subadviser changed from Franklin Advisory Services LLC to Federated Global Investment Management Corp. Costs of purchase and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2012 as compared to prior years.

See accompanying notes to the financial statements.

7

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Federated Clover Small Value Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $17.8 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $3,928 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Federated Global Investment Management Corp. (“Federated”), Federated provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Federated Clover Small Value Fund	0.75%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services

9

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $2,665 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$449,612,661	$—	$449,612,661
Securities Held as Collateral for Securities on Loan	—	26,831,236	26,831,236
Unaffiliated Investment Company	16,745,459	—	16,745,459

Total Investment Securities	$466,358,120	$26,831,236	$493,189,356

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

10

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Federated Clover Small Value Fund	$155,568,154	$209,146,341

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $420,378,604. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$80,374,918
Unrealized depreciation	(7,564,166)

Net unrealized appreciation depreciation	$72,810,752

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Federated Clover Small Value Fund	$2,163,714	$1,287,134	$3,450,848

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Federated Clover Small Value Fund	$12,212,537	$44,206,785	$—	$71,286,572	$127,705,894

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Acquisition of Funds

On November 15, 2013, the Fund acquired all of the net assets of the AZL Columbia Small Cap Value Fund, an open-end investment company, pursuant to a plan of reorganization approved by AZL Columbia Small Cap Value Fund shareholders on November 13, 2013. The purpose of the transaction was to combine two funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 7,290,861 shares of the Fund, valued at $164,648,332, for 13,890,997 shares of the AZL Columbia Small Cap Value Fund outstanding on November 15, 2013.

The investment portfolio of the AZL Columbia Small Cap Value Fund, with a fair value of $164,695,001 and identified cost of $129,598,076 at November 15, 2013, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the AZL Columbia Small Cap Value Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Fund were $307,055,448. All fees and expenses incurred by the AZL Columbia Small Cap Value Fund and the Fund directly in connection with the plan of reorganization were borne by the Funds.

11

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2013, are as follows:

Net investment income/(loss)	$4,413,950
Net realized/unrealized gains/losses)	121,321,372

Change in net assets resulting from operations	$125,735,322

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the AZL Columbia Small Cap Value Fund that have been included in the Fund’s statement of operations since November 15, 2013.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Franklin Templeton Founding Strategy Plus Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 23

Statement of Operations Page 23

Statements of Changes in Net Assets Page 24

Financial Highlights Page 25

Notes to the Financial Statements Page 26

Other Information Page 35

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Franklin Templeton Founding Strategy Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Franklin Templeton Founding Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,059.20	$5.31	1.04%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,024.79	$5.21	1.04%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Common Stock	59.6%
Foreign Bond	16.1
Corporate Bond	7.3
Money Market	5.7
U.S. Government Agency Mortgages	4.2
Yankee Dollar	3.7
Securities Held as Collateral for Securities on Loan	2.4
U.S. Treasury Obligation	0.9
Convertible Bond	0.7
Other Investments	1.4

Total Investment Securities	101.9
Net other assets (liabilities)	(1.9)

Net Assets	100.0%

Investments	Percent of net assets
United States	46.4%
United Kingdom	8.1
Republic of Korea (South)	4.3
France	2.7
Netherlands	2.6
Malaysia	2.5
Switzerland	2.4
Hungary	2.3
Poland	2.2
Germany	1.9
All other countries	18.4

Total Investment Securities	101.9
Net other assets (liabilities)	(1.9)

Net Assets	100.0%

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (59.6%):
Aerospace & Defense (0.7%):
87,790	BAE Systems plc	$650,379
15,890	BE Aerospace, Inc.*	1,469,666
18,753	Huntington Ingalls Industries, Inc.	1,773,846
7,200	Lockheed Martin Corp.	1,157,256
6,370	Raytheon Co.	587,633

		5,638,780

Air Freight & Logistics (0.5%):
10,490	FedEx Corp.	1,587,977
204,142	TNT Express NV^	1,845,342
7,540	United Parcel Service, Inc., Class B	774,056

		4,207,375

Airlines (0.7%):
139,520	Deutsche Lufthansa AG, Registered Shares	2,995,257
296,020	International Consolidated Airlines Group SA*	1,873,652

		4,868,909

Auto Components (0.4%):
26,971	Compagnie Generale des Establissements Michelin SCA, Class B	3,226,377

Automobiles (1.1%):
40,000	Ford Motor Co.	689,600
84,132	General Motors Co.	3,053,992
176,000	Mazda Motor Corp.	827,591
265,200	Nissan Motor Co., Ltd.	2,520,638
26,700	Toyota Motor Corp.	1,606,354

		8,698,175

Banks (5.5%):
100,000	Bank of America Corp.	1,537,000
46,750	Barclays plc	170,274
37,480	BNP Paribas SA	2,542,818
23,852	CIT Group, Inc.	1,091,468
9,886	Columbia Banking System, Inc.	260,101
51,180	Commerzbank AG*	804,585
5,306	Commonwealth Bank of Australia	404,870
153,240	Credit Agricole SA	2,161,245
111,000	DBS Group Holdings, Ltd.	1,488,610
249,352	HSBC Holdings plc	2,530,252
38,540	HSBC Holdings plc	391,213
8,619	ICICI Bank, Ltd., ADR	430,088
165,735	Intesa Sanpaolo SpA	510,891
127,520	JPMorgan Chase & Co.	7,347,701
84,397	KB Financial Group, Inc.	2,940,291
47,372	PNC Financial Services Group, Inc.	4,218,477
9,100	Royal Bank of Canada	650,621
7,304	Societe Generale	381,935
89,272	SunTrust Banks, Inc.	3,576,236
9,400	Toronto-Dominion Bank (The)	483,965
364,398	UniCredit SpA	3,051,870
114,831	Wells Fargo & Co.	6,035,517

		43,010,028

Shares		Fair Value
Common Stocks, continued
Beverages (0.7%):
28,090	Coca-Cola Co. (The)	$1,189,892
16,977	Coca-Cola Enterprises, Inc.	811,161
37,254	PepsiCo, Inc.	3,328,273

		5,329,326

Biotechnology (0.4%):
25,440	Amgen, Inc.	3,011,333

Capital Markets (0.9%):
159,144	Credit Suisse Group AG, Registered Shares	4,532,708
86,717	Morgan Stanley	2,803,561

		7,336,269

Chemicals (1.4%):
12,000	Agrium, Inc.	1,099,560
37,598	Akzo Nobel NV	2,818,798
62,170	Dow Chemical Co. (The)	3,199,268
17,620	E.I. du Pont de Nemours & Co.	1,153,053
15,000	LyondellBasell Industries NV, Class A	1,464,750
13,950	Mosaic Co. (The)	689,828
7,560	Potash Corp. of Saskatchewan, Inc.	286,978

		10,712,235

Commercial Services & Supplies (0.4%):
230	CEVA Group plc*	252,615
28,550	Republic Services, Inc.	1,084,044
214,018	Serco Group plc	1,340,051
16,210	Waste Management, Inc.	725,073

		3,401,783

Communications Equipment (1.0%):
29,824	Brocade Communications Systems, Inc.	274,381
252,209	Cisco Systems, Inc.	6,267,393
145,920	Telefonaktiebolaget LM Ericsson, B Shares	1,764,925

		8,306,699

Construction & Engineering (0.2%):
22,100	FLSmidth & Co. A/S^	1,235,472

Construction Materials (0.4%):
110,471	CRH plc	2,844,469

Consumer Finance (0.1%):
44,980	Ally Financial, Inc.*	1,075,472

Containers & Packaging (0.2%):
43,374	MeadWestvaco Corp.	1,919,733

Diversified Consumer Services (0.0%):
7,063	Cengage Learning Holdings II, LP*	247,205

Diversified Financial Services (1.2%):
1,251	Bond Street Holdings LLC, Class A*(a)	21,267
120,990	Citigroup, Inc.	5,698,629
299,964	ING Groep NV*	4,208,544

		9,928,440

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (1.6%):
65,820	AT&T, Inc.	$2,327,396
10,000	CenturyLink, Inc.	362,000
27,407	China Telecom Corp., Ltd., ADR^	1,341,573
286,680	Koninklijke (Royal) KPN NV*	1,043,831
548,520	Singapore Telecommunications, Ltd.	1,694,871
205,627	Telefonica SA	3,525,169
84,310	Telstra Corp., Ltd.	414,340
970	Verizon Communications, Inc.	47,462
21,203	Verizon Communications, Inc.	1,037,171
43,572	Vivendi	1,065,528

		12,859,341

Electric Utilities (1.6%):
15,000	American Electric Power Co., Inc.	836,550
30,897	Duke Energy Corp.	2,292,248
24,782	Entergy Corp.	2,034,354
54,000	Exelon Corp.	1,969,920
24,000	FirstEnergy Corp.	833,280
200,000	HK Electric Investments, Ltd.*	135,491
16,670	NextEra Energy, Inc.	1,708,342
22,920	PPL Corp.	814,348
48,220	Southern Co. (The)	2,188,224

		12,812,757

Electrical Equipment (0.1%):
23,560	Alstom SA	859,844
101,615	Dongfang Electric Corp., Ltd., H Shares^	174,657

		1,034,501

Electronic Equipment, Instruments & Components (0.1%):
49,730	Flextronics International, Ltd.*	550,511

Energy Equipment & Services (2.0%):
80,577	Baker Hughes, Inc.	5,998,958
14,186	Ensco plc, Class A, ADR	788,316
30,730	Fugro NV^	1,757,839
41,644	Halliburton Co.	2,957,140
62,130	Noble Corp. plc	2,085,083
56,734	Transocean, Ltd.^	2,554,732

		16,142,068

Food & Staples Retailing (2.0%):
56,086	CVS Caremark Corp.	4,227,202
56,333	Kroger Co. (The)	2,784,540
14,140	Metro AG*	616,211
925,014	Tesco plc	4,492,725
46,772	Walgreen Co.	3,467,208

		15,587,886

Food Products (0.0%):
5,000	Nestle SA, Registered Shares	387,502

Gas Utilities (0.0%):
2,870	AGL Resources, Inc.	157,936

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (1.5%):
78,200	Getinge AB, B Shares	$2,054,315
141,740	Medtronic, Inc.	9,037,343
11,520	Stryker Corp.	971,366

		12,063,024

Health Care Providers & Services (0.5%):
48,326	CIGNA Corp.	4,444,542

Independent Power and Renewable Electricity Producers (0.3%):
15,370	Dynegy, Inc.*	534,876
58,183	NRG Energy, Inc.	2,164,408

		2,699,284

Industrial Conglomerates (0.6%):
89,340	General Electric Co.	2,347,855
37,630	Koninklijke Philips Electronics NV	1,192,807
14,360	Siemens AG, Registered Shares	1,896,461

		5,437,123

Insurance (3.4%):
31,667	ACE, Ltd.	3,283,867
5,163	Alleghany Corp.*	2,262,014
31,483	Allstate Corp. (The)	1,848,682
125,486	American International Group, Inc.	6,849,025
287,997	Aviva plc	2,523,509
86,573	AXA SA	2,065,904
54,486	MetLife, Inc.	3,027,242
8,320	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,844,275
22,760	Swiss Re AG	2,026,046
980	White Mountains Insurance Group, Ltd.	596,271
4,601	Zurich Insurance Group AG	1,387,469

		27,714,304

Life Sciences Tools & Services (0.1%):
32,100	QIAGEN NV*	777,563

Machinery (0.7%):
19,170	Caterpillar, Inc.	2,083,204
122,448	CNH Industrial NV	1,256,070
8,060	Deere & Co.	729,833
3,788	Federal Signal Corp.	55,494
41,856	Navistar International Corp.*^	1,568,763

		5,693,364

Marine (0.3%):
1,275	A.P. Moller – Maersk A/S, Class B	3,170,478

Media (2.8%):
40,256	CBS Corp., Class B^	2,501,508
73,942	Comcast Corp., Special Class A	3,943,327
83,860	News Corp., Class A*	1,504,448
59,790	Reed Elsevier NV	1,370,655
172,817	Reed Elsevier plc	2,777,188
20,291	Time Warner Cable, Inc.	2,988,864
2,462	Tribune Co., B Shares*	209,393

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
5,213	Tribune Co.*(b)(c)	$—
4,015	Tribune Co.*	341,476
63,920	Twenty-First Century Fox, Inc.	2,246,788
120,534	Twenty-First Century Fox, Inc., Class B	4,125,878
7,740	Walt Disney Co. (The)	663,628

		22,673,153

Metals & Mining (2.5%):
54,370	Anglo American plc	1,328,069
11,046	AngloGold Ashanti, Ltd., ADR*	190,102
27,100	Barrick Gold Corp.	495,930
65,240	BHP Billiton plc	2,123,902
127,985	Freeport-McMoRan Copper & Gold, Inc.	4,671,453
33,460	Goldcorp, Inc.	933,869
103,842	Mining and Metallurgical Co. Norilsk Nickel, ADR	2,067,494
38,760	Newmont Mining Corp.	986,054
8,511	POSCO	2,548,699
49,478	Rio Tinto plc, Registered Shares, ADR^	2,685,666
58,286	ThyssenKrupp AG*	1,699,292

		19,730,530

Multiline Retail (0.5%):
29,160	Kohl’s Corp.	1,536,149
156,610	Marks & Spencer Group plc	1,138,231
36,240	Target Corp.	2,100,108

		4,774,488

Multi-Utilities (0.8%):
17,270	Dominion Resources, Inc.	1,235,150
38,710	PG&E Corp.	1,858,854
22,060	Public Service Enterprise Group, Inc.	899,827
11,070	Sempra Energy	1,159,140
3,650	TECO Energy, Inc.^	67,452
27,390	Xcel Energy, Inc.	882,780

		6,103,203

Oil, Gas & Consumable Fuels (7.1%):
39,230	Apache Corp.	3,947,324
77,233	BG Group plc	1,632,602
55,000	BP plc, ADR	2,901,250
381,501	BP plc	3,358,774
39,300	Canadian Oil Sands, Ltd.	890,687
16,800	Chevron Corp.	2,193,240
543,000	China Shenhua Energy Co., Ltd., H Shares	1,570,774
30,549	CONSOL Energy, Inc.	1,407,392
103,761	Eni SpA	2,836,020
23,580	Exxon Mobil Corp.	2,374,034
133,040	Galp Energia SGPS SA, B Shares	2,435,879
844,000	Kunlun Energy Co., Ltd.	1,392,524
19,051	LUKOIL, ADR	1,139,631
78,116	Marathon Oil Corp.	3,118,391
20,380	Murphy Oil Corp.	1,354,862
143,499	Petroleo Brasileiro SA, ADR	2,244,325
55,391	Petroleo Brasileiro SA, ADR	810,370
460	Royal Dutch Shell plc, A Shares	19,027
56,209	Royal Dutch Shell plc, ADR	4,629,936

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
54,908	Royal Dutch Shell plc, B Shares	$2,387,556
92,497	Royal Dutch Shell plc, A Shares	3,827,748
22,490	Spectra Energy Corp.	955,375
106,688	Talisman Energy, Inc.	1,130,893
11,500	Talisman Energy, Inc.	121,900
295,454	Talisman Energy, Inc.^	3,123,742
52,650	Total SA	3,803,724
23,740	Total SA, Sponsored ADR^	1,714,028
23,280	Williams Cos., Inc. (The)	1,355,129

		58,677,137

Paper & Forest Products (0.4%):
60,562	International Paper Co.	3,056,564

Personal Products (0.2%):
111,782	Avon Products, Inc.	1,633,135

Pharmaceuticals (6.2%):
23,580	AstraZeneca plc	1,754,396
9,239	AstraZeneca plc, ADR	686,550
63,051	Eli Lilly & Co.	3,919,881
21,710	Forest Laboratories, Inc.*	2,149,290
106,622	GlaxoSmithKline plc	2,848,779
35,571	Hospira, Inc.*	1,827,282
15,000	Johnson & Johnson Co.	1,569,300
202,544	Merck & Co., Inc.	11,717,169
21,980	Merck KGaA	1,907,820
140,360	Pfizer, Inc.	4,165,885
18,620	Roche Holding AG	5,557,490
21,470	Sanofi-Aventis SA	2,283,457
15,000	Sanofi-Aventis SA, ADR	797,550
146,753	Teva Pharmaceutical Industries, Ltd., ADR	7,692,792

		48,877,641

Professional Services (0.0%):
7,005	Randstad Holding NV	379,335

Real Estate Investment Trusts (REITs) (0.1%):
2,556	Alexander’s, Inc.	944,365
26,255	Scentre Group*	79,210

		1,023,575

Real Estate Management & Development (0.0%):
13,131	Canary Wharf Group plc*(b)(c)	99,851
2,624	Forestar Group, Inc.*	50,092

		149,943

Semiconductors & Semiconductor Equipment (1.3%):
71,480	Intel Corp.	2,208,732
5,038	Samsung Electronics Co., Ltd.	6,587,999
205,000	Taiwan Semiconductor Manufacturing Co., Ltd.	863,642
19,910	Texas Instruments, Inc.	951,499

		10,611,872

Software (2.1%):
300,422	Microsoft Corp.	12,527,598
14,870	Oracle Corp.	602,681

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
12,060	SAP AG	$931,427
140,568	Symantec Corp.	3,219,007

		17,280,713

Sovereign Bonds (0.1%):
85,800	Bangkok Bank Public Co., Ltd.	510,519

Specialty Retail (0.4%):
33,852	Best Buy Co., Inc.	1,049,751
414,761	Kingfisher plc	2,545,140

		3,594,891

Technology Hardware, Storage & Peripherals (2.0%):
82,389	Apple, Inc.	7,656,409
132,344	Hewlett-Packard Co.	4,457,346
166,600	Konica Minolta Holdings, Inc.	1,650,003
229,395	Xerox Corp.	2,853,674

		16,617,432

Tobacco (1.4%):
55,557	Altria Group, Inc.	2,330,061
62,947	British American Tobacco plc	3,745,327
48,518	Imperial Tobacco Group plc	2,181,509
43,450	Lorillard, Inc.	2,649,146
12,227	Philip Morris International, Inc.	1,030,858

		11,936,901

Wireless Telecommunication Services (1.1%):
49,000	China Mobile, Ltd.	475,714
78,067	Mobile TeleSystems, ADR	1,541,043
164,437	Turkcell Iletisim Hizmetleri AS, ADR*	2,565,217
1,196,879	Vodafone Group plc	3,999,217

		8,581,191

Total Common Stocks (Cost $386,772,613)		482,742,487

Preferred Stocks (0.3%):
Automobiles (0.2%):
5,855	Volkswagen AG, Preferred Shares	1,537,757

Banks (0.0%):
6,800	GMAC Capital Trust I, Series 2, Preferred Shares	185,640

Multi-Utilities (0.1%):
9,300	Dominion Resources, Inc., Preferred Shares	489,413

Total Preferred Stocks (Cost $2,170,940)		2,212,810

Convertible Preferred Stocks (0.3%):
Banks (0.1%):
416	Wells Fargo & Co., Series L, Class A, 0.02%	504,660

Commercial Services & Supplies (0.0%):
6	CEVA Group plc, Series A-1, 0.00%	8,700
49	CEVA Group plc, Series A-2, 0.00%	53,405

		62,105

Diversified Financial Services (0.1%):
800	Bank of America Corp., Series L, 7.25%	933,600

Insurance (0.0%):
4,200	MetLife, Inc., 0.63%	134,232

Shares		Fair Value
Convertible Preferred Stocks, continued
Multi-Utilities (0.0%):
2,500	Dominion Resources, Inc., Series B, 6.00%	$145,050
2,500	Dominion Resources, Inc., Series A, 6.13%	144,125

		289,175

Oil, Gas & Consumable Fuels (0.1%):
100	Chesapeake Energy Corp., Series A, 5.75%(a)	126,688
3,500	SandRidge Energy, Inc., 0.25%	386,968

		513,656

Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A, 29.79%	65,469

Total Convertible Preferred Stocks (Cost $1,989,072)		2,502,897

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (0.7%):
Automobiles (0.3%):
$1,500,000	Volkswagen International Finance NV, 5.50%, 11/9/15(a)	2,406,592

Construction Materials (0.1%):
455,000	Cemex SAB de C.V., 3.25%, 3/15/16	660,603
300,000	Cemex SAB de C.V., 3.75%, 3/15/18	455,063

		1,115,666

Oil, Gas & Consumable Fuels (0.3%):
2,000,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	2,151,250

Total Convertible Bonds (Cost $4,676,627)		5,673,508

Floating Rate Loans (0.6%):
Diversified Financial Services (0.2%):
3,860,813	Lehman Brothers Holdings, Inc., 0.00%, 12/31/49(d)	1,779,603

Diversified Telecommunication Services (0.0%):
125,531	Avaya, Inc., 6.50%, 3/31/18(d)	125,548

Electric Utilities (0.0%):
148,651	Texas Competitive Electric Holdings Co. LLC, 4.65%, 10/10/17(d)	121,460

Hotels Restaurants & Leisure (0.0%):
51,000	Caesars Entertainment Operating Co., Inc., 0.00%, 1/28/18(d)	50,299

Hotels, Restaurants & Leisure (0.1%):
95,000	Caesars Entertainment Operating Co., Inc., 4.40%, 1/28/18(d)	87,664
454,000	Caesars Entertainment Operating Co., Inc., 5.40%, 1/28/18(d)	423,414

		511,078

Machinery (0.1%):
483,718	Navistar International Corp., 5.75%, 8/17/17(d)	492,787

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Media (0.1%):
$43,890	Cengage Learning Acquisitions, Inc., 7.00%, 3/31/20(d)	$44,357
488	Clear Channel Communications, Inc., 3.80%, 1/19/16(d)	481
6,958	Clear Channel Communications, Inc., 3.80%, 1/29/16(d)	6,908
430,631	Clear Channel Communications, Inc., 6.90%, 1/30/19(d)	428,245
138,444	Clear Channel Communications, Inc., 7.65%, 7/30/19(d)	138,660

		618,651

Oil, Gas & Consumable Fuels (0.1%):
1,000,000	Fieldwood Energy LLC, 8.38%, 9/30/20(d)	1,030,500
26,614	NGPL PipeCo LLC, 6.75%, 9/15/17(d)	26,581

		1,057,081

Total Floating Rate Loans (Cost $4,590,140)		4,756,507

Equity-Linked Securities (0.1%):
Banks (0.1%):
7,500	Barclays Bank plc, Series 0000, 6.00%, 12/24/14(a)	526,088
20,000	Wells Fargo & Co., Series 0000, 7.00%, 12/4/14(a)	613,400

		1,139,488

Total Equity-Linked Securities (Cost $995,675)		1,139,488

Corporate Bonds (7.3%):
Aerospace & Defense (0.0%):
100,000	TransDigm Group, Inc., 6.00%, 7/15/22, Callable 7/15/17 @ 104.5(a)	102,750
100,000	TransDigm Group, Inc., 6.50%, 7/15/24, Callable 7/15/19 @ 103.25(a)	104,125

		206,875

Airlines (0.1%):
527,000	American Airlines, Inc., 7.50%, 3/15/16, Callable 8/11/14 @ 103.75(a)	547,421

Auto Components (0.2%):
100,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13	109,750
1,600,000	Goodyear Tire & Rubber Co., 6.50%, 3/1/21, Callable 3/1/16 @ 104.88	1,736,000

		1,845,750

Automobiles (0.1%):
200,000	Chrysler GP / Chrysler CG Co. Issuer, 8.00%, 6/15/19, Callable 6/15/15 @ 104	217,250
400,000	Chrysler GP / Chrysler CG Co. Issuer, 8.25%, 6/15/21, Callable 6/15/15 @ 104.13	452,000

		669,250

Banks (0.1%):
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(d)	279,375

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$200,000	Wells Fargo & Co., Series S, 5.90%, 12/31/49, Callable 6/15/24 @ 100(d)	$212,000

		491,375

Beverages (0.0%):
250,000	Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19, Callable 8/15/15 @ 107.13^(a)	246,250

Capital Markets (0.1%):
500,000	E*TRADE Financial Corp., 6.00%, 11/15/17, Callable 11/15/14 @ 103	520,000

Commercial Services & Supplies (0.1%):
475,000	CEVA Group plc, 4.00%, 5/1/18, Callable 8/11/14 @ 101(a)	441,750

Diversified Consumer Services (0.1%):
500,000	Laureate Education, Inc., 9.25%, 9/1/19, Callable 9/1/15 @ 106.94(a)	515,000

Diversified Financial Services (0.1%):
75,000	Citigroup, Inc., Series 0000, 6.00%, 10/10/14(a)	1,138,500

Diversified Telecommunication Services (0.3%):
200,000	CenturyLink, Inc., Series W, 6.75%, 12/1/23	218,500
1,700,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,902,458

		2,120,958

Food & Staples Retailing (0.1%):
300,000	JBS USA LLC / JBS USA Finance Corp., 8.25%, 2/1/20, Callable 2/1/15 @ 106.19(a)	325,500
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 6/1/15 @ 105.44(a)	172,673
135,000	SuperValu, Inc., 8.00%, 5/1/16	148,331
200,000	US Foods, Inc., 8.50%, 6/30/19, Callable 8/11/14 @ 106.38	214,100

		860,604

Health Care Providers & Services (0.5%):
100,000	FWCT-2 Escrow Corp., 5.13%, 8/1/21, Callable 2/1/17 @ 103.84(a)	103,000
300,000	FWCT-2 Escrow Corp., 6.88%, 2/1/22, Callable 2/1/18 @ 103.44(a)	319,500
299,000	HCA, Inc., 6.50%, 2/15/16	321,799
800,000	HCA, Inc., 7.50%, 2/15/22	923,000
500,000	HCA, Inc., 5.88%, 5/1/23	523,125
200,000	MPH Acquisition Holdings LLC, 6.63%, 4/1/22, Callable 4/1/17 @ 104.97(a)	209,500
400,000	Tenet Healthcare Corp., 9.25%, 2/1/15	419,640
1,400,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,620,500

		4,440,064

Hotels, Restaurants & Leisure (0.1%):
500,000	MGM Resorts International, 10.00%, 11/1/16	591,250
200,000	MGM Resorts International, 6.75%, 10/1/20	223,250

		814,500

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Household Products (0.2%):
$300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 8/15/15 @ 103.94	$326,625
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 8/15/15 @ 104.94	221,500
500,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 10/15/15 @ 104.31	527,500
600,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104.13^	652,500

		1,728,125

Independent Power and Renewable Electricity Producers (0.5%):
1,000,000	AES Corp., 4.88%, 5/15/23, Callable 5/15/18 @ 102.44	990,000
160,000	Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94(a)	173,600
200,000	Calpine Corp., 7.50%, 2/15/21, Callable 11/1/15 @ 103.75(a)	217,000
400,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94(a)	446,000
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15(b)(c)(e)	—
50,000	Dynegy Holdings, Inc., 8.38%, 5/1/16(b)(c)(e)	—
170,000	Dynegy Holdings, Inc., 7.75%, 6/1/19(b)(c)(e)	—
115,000	RRI Energy, Inc., 7.88%, 6/15/17	122,188
2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 105.75(a)(e)	2,355,162

		4,303,950

IT Services (0.0%):
200,000	SRA International, Inc., 11.00%, 10/1/19, Callable 10/1/15 @ 105.5	214,500

Machinery (0.1%):
245,000	Aviation Capital Group Corp., 6.75%, 4/6/21(a)	275,607
400,000	Navistar International Corp., 8.25%, 11/1/21, Callable 11/1/14 @ 104.13^	417,500

		693,107

Media (1.1%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	378,219
100,000	Cablevision Systems Corp., 7.75%, 4/15/18	113,000
100,000	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22, Callable 2/15/17 @ 103.94(a)	102,750
100,000	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.63%, 2/15/24, Callable 2/15/19 @ 102.81(a)	103,250

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, Callable 8/11/14 @ 105.25	$1,055,000
500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 4/30/15 @ 104.88	532,500
1,548,000	Clear Channel Communications, Inc., 9.00%, 12/15/19, Callable 7/15/15 @ 104.5	1,650,555
1,000,000	Clear Channel Communications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 104.5	1,075,000
700,000	CSC Holdings LLC, 6.75%, 11/15/21	770,000
175,000	Cumulus Media Holdings, Inc., 7.75%, 5/1/19, Callable 5/1/15 @ 103.88^	184,406
1,000,000	Dish DBS Corp., 5.88%, 7/15/22	1,085,000
500,000	Dish DBS Corp., 5.00%, 3/15/23	509,375
200,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103(a)	208,000
1,000,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(a)	1,058,750
200,000	Visant Corp., 10.00%, 10/1/17, Callable 8/11/14 @ 107.5	186,500

		9,012,305

Metals & Mining (0.1%):
500,000	Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19, Callable 7/15/15 @ 104.63	550,000
500,000	Molycorp, Inc., 10.00%, 6/1/20, Callable 6/1/16 @ 105^	460,000

		1,010,000

Multiline Retail (0.1%):
848,656	J.C. Penney Co., Inc., 6.00%, 5/22/18(d)	857,949

Oil, Gas & Consumable Fuels (1.8%):
200,000	Alpha Natural Resources, Inc., 7.50%, 8/1/20, Callable 8/1/16 @ 105.63^(a)	193,500
200,000	Antero Resources Finance Corp., 5.38%, 11/1/21, Callable 11/1/16 @ 104.03	207,500
250,000	Arch Coal, Inc., 7.00%, 6/15/19, Callable 6/15/15 @ 103.5	189,375
750,000	Arch Coal, Inc., 7.25%, 6/15/21, Callable 6/15/16 @ 103.63^	547,500
500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.5	530,000
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17	386,400
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	236,000
1,700,000	Chesapeake Energy Corp., 5.75%, 3/15/23^	1,889,040
500,000	CONSOL Energy, Inc., 5.88%, 4/15/22, Callable 4/15/17 @ 104.41(a)	523,750
500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 12/15/14 @ 104.63	532,500
500,000	EP Energy/EP Finance, Inc., 9.38%, 5/1/20, Callable 5/1/16 @ 104.69	572,500
400,000	EXCO Resources, Inc., 7.50%, 9/15/18, Callable 9/15/14 @ 103.75	410,000

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuel, continued
$500,000	Halcon Resources Corp., 9.75%, 7/15/20, Callable 7/15/16 @ 104.88	$545,625
400,000	Halcon Resources Corp., 8.88%, 5/15/21, Callable 11/15/16 @ 104.44	430,000
1,300,000	Kinder Morgan (Delaware), Inc., 5.63%, 11/15/23, Callable 8/15/23 @ 100(a)	1,335,750
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31	108,000
325,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.75%, 10/1/20, Callable 10/1/16 @ 105.38^	368,875
315,000	NGPL PipeCo LLC, 7.12%, 12/15/17(a)	319,725
469,000	NGPL PipeCo LLC, 9.63%, 6/1/19, Callable 6/1/15 @ 107.22^(a)	513,555
200,000	Peabody Energy Corp., 6.25%, 11/15/21^	199,250
100,000	Regency Energy Partners LP / Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	108,625
100,000	Rice Energy, Inc., 6.25%, 5/1/22, Callable 5/1/17 @ 104.69(a)	102,500
300,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24(a)	312,750
900,000	Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 104.88(a)	948,375
900,000	Sanchez Energy Corp., 7.75%, 6/15/21, Callable 6/15/17 @ 103.88(a)	976,500
500,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 1/15/15 @ 104.38	537,500
300,000	SandRidge Energy, Inc., 7.50%, 3/15/21, Callable 3/15/16 @ 103.75	325,125
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 6/15/15 @ 104.25	432,000

		13,782,220

Professional Services (0.0%):
100,000	United Rentals (North America), Inc., 8.38%, 9/15/20, Callable 9/15/15 @ 104.19	109,750

Real Estate Investment Trusts (REITs) (0.1%):
1,000,000	iStar Financial, Inc., 5.00%, 7/1/19, Callable 7/1/16 @ 102.5	1,000,000

Semiconductors & Semiconductor Equipment (0.1%):
508,000	Freescale Semiconductor, Inc., 8.05%, 2/1/20, Callable 6/1/15 @ 104.03	548,640
480,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105.38	542,400

		1,091,040

Software (0.5%):
500,000	BMC Software Finance, Inc., 8.13%, 7/15/21, Callable 7/15/16 @ 106.1(a)	514,375
1,389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13(a)	1,520,954
727,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 112.63	895,119

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$544,000	First Data Corp., 11.75%, 8/15/21, Callable 5/15/16 @ 108.81	$645,320
141,000	First Data Corp., 8.75%, 1/15/22, Callable 1/15/16 @ 104.38(a)	155,629
350,009	First Data Holdings, Inc., 14.50%, 9/24/19, Callable 8/4/14 @ 107.25(a)	388,948
200,000	Infor (US), Inc., 9.38%, 4/1/19, Callable 4/1/15 @ 107.03	222,750

		4,343,095

Specialty Retail (0.1%):
400,000	Academy, Ltd., 9.25%, 8/1/19, Callable 8/1/14 @ 106.94(a)	429,000

Thrifts & Mortgage Finance (0.1%):
900,000	Nuveen Investments, Inc., 9.50%, 10/15/20, Callable 10/15/16 @ 104.75(a)	1,066,500

Wireless Telecommunication Services (0.6%):
510,436	Avaya, Inc., 4.73%, 10/26/17(d)	499,349
339,000	Avaya, Inc., 7.00%, 4/1/19, Callable 4/1/15 @ 103.5^(a)	339,000
332,000	Avaya, Inc., 10.50%, 3/1/21, Callable 3/1/17 @ 107.88(a)	306,270
100,000	Frontier Communications Corp., 8.50%, 4/15/20	118,000
700,000	Sprint Nextel Corp., 9.13%, 3/1/17	819,875
500,000	Sprint Nextel Corp., 9.00%, 11/15/18(a)	606,250
500,000	Sprint Nextel Corp., 11.50%, 11/15/21	675,000
900,000	T-Mobile USA, Inc., 6.54%, 4/28/20, Callable 4/28/16 @ 103.27	972,000

		4,335,744

Total Corporate Bonds (Cost $54,049,579)		58,835,582

Foreign Bonds (16.1%):
Chemicals (0.1%):
100,000	Kerling plc, 10.63%, 2/1/17, Callable 8/21/14 @ 105.31+(a)	145,192
400,000	Orion Engineered Carbons Bondco GmbH, 10.00%, 6/15/18, Callable 8/7/14 @ 107.5+(a)	589,799

		734,991

Sovereign Bonds (16.0%):
330,000	Bank Negara Monetary Notes, Series 7413, 1.94%, 7/3/14+(f)	102,803
280,000	Bank Negara Monetary Notes, Series 4313, 2.54%, 7/8/14+(f)	87,192
140,000	Bank Negara Monetary Notes, Series 7613, 2.62%, 7/10/14+(f)	43,589
280,000	Bank Negara Monetary Notes, Series 4413, 2.91%, 7/15/14+(f)	87,135
400,000	Bank Negara Monetary Notes, Series 7813, 2.74%, 7/17/14+(f)	124,469
720,000	Bank Negara Monetary Notes, Series 4613, 2.79%, 7/24/14+(f)	223,918

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$990,000	Bank Negara Monetary Notes, Series 4813, 2.83%, 8/5/14+(f)	$307,588
970,000	Bank Negara Monetary Notes, Series 4913, 2.85%, 8/14/14+(f)	301,155
315,000	Bank Negara Monetary Notes, Series 5113, 2.86%, 8/21/14+(f)	97,742
100,000	Bank Negara Monetary Notes, Series 5513, 2.88%, 9/9/14+(f)	30,982
580,000	Bank Negara Monetary Notes, Series 0814, 2.88%, 9/11/14+(f)	179,663
390,000	Bank Negara Monetary Notes, Series 5713, 2.89%, 9/18/14+(f)	120,739
1,390,000	Bank Negara Monetary Notes, Series 1014, 2.80%, 9/25/14+(f)	430,181
370,000	Bank Negara Monetary Notes, Series 6013, 2.90%, 10/2/14+(f)	114,417
11,145,000	Bank Negara Monetary Notes, Series 6213, 2.91%, 10/16/14+(f)	3,442,477
1,465,000	Bank Negara Monetary Notes, Series 6613, 2.91%, 10/28/14+(f)	452,066
350,000	Bank Negara Monetary Notes, Series 6713, 2.93%, 11/6/14+(f)	107,917
330,000	Bank Negara Monetary Notes, Series 7013, 2.96%, 11/18/14+(f)	101,641
80,000	Bank Negara Monetary Notes, Series 7313, 2.99%, 12/2/14+(f)	24,609
290,000	Bank Negara Monetary Notes, Series 7713, 3.02%, 12/16/14+(f)	89,092
210,000	Bank Negara Monetary Notes, Series 0214, 3.08%, 1/8/15+(f)	64,375
1,770,000	Bank Negara Monetary Notes, Series 0914, 3.14%, 2/17/15+(f)	540,545
1,110,000	Bank Negara Monetary Notes, Series 1114, 3.16%, 3/5/15+(f)	338,485
150,000	Bank Negara Monetary Notes, Series 1214, 2.89%, 3/12/15+(f)	45,711
20,000	Bank Negara Monetary Notes, Series 1314, 2.87%, 3/24/15+(f)	6,088
810,000	Bank Negara Monetary Notes, Series 1614, 2.93%, 4/16/15+(f)	246,033
17,220,000	Bank Negara Monetary Notes, Series 1914, 2.91%, 4/28/15+(f)	5,229,515
690,000	Bank Negara Monetary Notes, Series 2014, 2.96%, 5/5/15+(f)	209,008
3,970,000	Bank Negara Monetary Notes, Series 2214, 3.04%, 5/19/15+(f)	1,202,270
280,000	Bank Negara Monetary Notes, Series 2514, 3.08%, 6/3/15+(f)	84,767
680,000	Bank Negara Monetary Notes, Series 2814, 3.08%, 6/16/15+(f)	205,429
250,000	Boparan Finance plc, 9.88%, 4/30/18, Callable 7/23/14 @ 107.41+(a)	459,881

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$365,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/15+(g)	$412,345
75,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/16+(g)	86,212
3,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.37%, 1/1/17+(g)	1,400,097
230,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/18+(g)	263,831
4,910,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.35%, 1/1/19+(g)	2,092,419
630,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.39%, 1/1/21+(g)	260,593
910,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(g)	1,035,387
1,790,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.31%, 1/1/23+(g)	725,193
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/45+(g)	153,049
300,000	Canadian Government, 0.90%, 7/31/14+(f)	280,972
1,173,000	Canadian Government, 2.25%, 8/1/14+	1,100,656
80,000	Canadian Government, 0.90%, 8/14/14+(f)	74,899
150,000	Canadian Government, 0.91%, 8/28/14+(f)	140,385
260,000	Canadian Government, 0.90%, 9/11/14+(f)	243,246
678,000	Canadian Government, 1.00%, 11/1/14+	635,461
609,000	Canadian Government, 2.00%, 12/1/14+	573,239
1,672,000	Canadian Government, 1.00%, 2/1/15+	1,567,376
26,230,000	Hungary Government Bond, Series 14/D, 6.75%, 8/22/14+	116,623
7,800,000	Hungary Government Bond, Series 15/A, 8.00%, 2/12/15+	35,683
15,720,000	Hungary Government Bond, Series 15/C, 7.75%, 8/24/15+	73,847
12,500,000	Hungary Government Bond, Series 16/C, 5.50%, 2/12/16+	58,111
1,257,570,000	Hungary Government Bond, Series 16/D, 5.50%, 12/22/16+	5,942,707
491,980,000	Hungary Government Bond, Series 17/B, 6.75%, 2/24/17+	2,399,745
309,150,000	Hungary Government Bond, Series 17/A, 6.75%, 11/24/17+	1,537,764
141,200,000	Hungary Government Bond, Series 18/B, 4.00%, 4/25/18+	642,394
333,880,000	Hungary Government Bond, Series 18/A, 5.50%, 12/20/18+	1,613,510
193,030,000	Hungary Government Bond, Series 19/A, 6.50%, 6/24/19+	976,217
9,040,000	Hungary Government Bond, Series 20/A, 7.50%, 11/12/20+	48,342
14,460,000	Hungary Government Bond, Series 22/A, 7.00%, 6/24/22+	76,372
124,950,000	Hungary Government Bond, Series 23/A, 6.00%, 11/24/23+	625,834

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$13,460,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+	$65,423
47,000,000	Indonesia Government, Series FR31, 11.00%, 11/15/20+	4,553
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	559,308
120,000,000	Indonesia Government, Series FR53, 8.25%, 7/15/21+	10,232
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	298,793
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	308,308
164,700	Ireland Treasury Bill, 5.50%, 10/18/17+	262,417
246,000	Irish Government, 4.50%, 10/18/18+	391,009
597,000	Irish Government, 4.40%, 6/18/19+	955,617
1,175,000	Irish Government, 5.90%, 10/18/19+	2,016,248
552,000	Irish Government, 4.50%, 4/18/20+	894,159
1,821,000	Irish Government, 5.00%, 10/18/20+	3,041,558
958,580	Irish Government, 5.40%, 3/13/25+	1,663,061
258,700,000	Korea Monetary Stab Bond, Series 1408, 2.82%, 8/2/14+	255,760
1,092,000,000	Korea Monetary Stab Bond, Series 1409, 2.72%, 9/9/14+	1,079,626
2,081,000,000	Korea Monetary Stab Bond, Series 1410, 2.78%, 10/2/14+	2,057,909
768,130,000	Korea Monetary Stab Bond, Series 1412, 2.84%, 12/2/14+	760,004
1,013,290,000	Korea Monetary Stab Bond, Series 1502, 2.74%, 2/2/15+	1,002,320
434,060,000	Korea Monetary Stab Bond, Series 1504, 2.47%, 4/2/15+	428,619
1,618,900,000	Korea Monetary Stab Bond, Series 1506, 2.76%, 6/2/15+	1,602,231
368,750,000	Korea Monetary Stab Bond, Series 1506, 2.66%, 6/9/15+	364,948
2,757,580,000	Korea Monetary Stab Bond, Series 1508, 2.80%, 8/2/15+	2,730,778
6,041,000,000	Korea Monetary Stab Bond, Series 1510, 2.81%, 10/2/15+	5,984,072
2,618,100,000	Korea Monetary Stab Bond, Series 1512, 2.90%, 12/2/15+	2,597,058
211,700,000	Korea Monetary Stab Bond, Series 1602, 2.78%, 2/2/16+	209,667
768,050,000	Korea Monetary Stab Bond, Series 1604, 2.80%, 4/2/16+	760,978
797,300,000	Korea Monetary Stab Bond, Series 1606, 2.79%, 6/2/16+	789,999
347,060,000	Korea Treasury Bond, Series 1412, 3.25%, 12/10/14+	344,007
314,700,000	Korea Treasury Bond, Series 1506, 3.25%, 6/10/15+	312,895

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$2,224,930,000	Korea Treasury Bond, Series 1512, 2.75%, 12/10/15+	$2,203,088
880,600,000	Korea Treasury Bond, Series 1606, 2.75%, 6/10/16+	871,876
946,400,000	Korea Treasury Bond, Series 1612, 3.00%, 12/10/16+	942,365
96,000	Letra do Tesouro Nacional, Series LTN, 10.84%, 1/1/15+(f)(g)	41,165
1,660,000	Letra do Tesouro Nacional, Series LTN, 11.50%, 1/1/16+(f)(g)	639,162
1,450,000	Letra do Tesouro Nacional, Series LTN, 12.79%, 7/1/16+(f)(g)	527,595
3,160,000	Letra do Tesouro Nacional, Series LTN, 12.49%, 1/1/17+(f)(g)	1,085,597
1,820,000	Letra do Tesouro Nacional, Series LTN, 14.77%, 1/1/18+(f)(g)	556,380
4,895,000	Malaysian Government, Series 0211, 3.43%, 8/15/14+	1,525,831
1,915,000	Malaysian Government, Series 0409, 3.74%, 2/27/15+	598,973
2,100,000	Malaysian Government, Series 0110, 3.84%, 8/12/15+	659,338
3,105,000	Malaysian Government, Series 2/05, 4.72%, 9/30/15+	985,912
890,000	Malaysian Government, Series 0312, 3.20%, 10/15/15+	277,455
6,000,000	Malaysian Government, Series 0113, 3.17%, 7/15/16+	1,865,010
14,400,000	Mexican Cetes, Series BI, 0.00%, 7/10/14+(h)	110,916
27,820,000	Mexican Cetes, Series B, 0.00%, 9/18/14+(h)	213,083
98,679,000	Mexican Cetes, Series BI, 0.00%, 10/16/14+(h)	754,089
156,245,000	Mexican Cetes, Series BI, 0.00%, 12/11/14+(h)	1,188,037
31,029,000	Mexican Cetes, Series BI, 0.00%, 12/24/14+(h)	235,700
182,810,000	Mexican Cetes, Series BI, 0.00%, 4/1/15+(h)	1,376,811
33,120,000	Mexican Cetes, Series BI, 0.00%, 5/28/15+(h)	248,392
728,105	Mexican Udibonos, 4.50%, 12/18/14+(d)(h)	57,639
1,857,462	Mexican Udibonos, 5.00%, 6/16/16+(d)(h)	157,137
1,580,382	Mexican Udibonos, 3.50%, 12/14/17+(d)(h)	133,467
954,386	Mexican Udibonos, 4.00%, 6/13/19+(d)(h)	82,977
769,667	Mexican Udibonos, 2.50%, 12/10/20+(d)(h)	61,991
15,830,000	Mexico Bonos Desarr, Series MI10, 9.50%, 12/18/14+(d)(h)	1,255,851
3,650,000	Mexico Bonos Desarr, Series M, 6.00%, 6/18/15+(d)(h)	289,062
19,710,000	Mexico Bonos Desarr, Series M 10, 8.00%, 12/17/15+(d)(h)	1,622,033
18,156,000	Mexico Bonos Desarr, Series M, 6.25%, 6/16/16+(d)(h)	1,475,663

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$2,407,000	Mexico Bonos Desarr, Series M 10, 7.25%, 12/15/16+(d)(h)	$201,108
3,030,000	Philippine Government International Bond, Series 7-48, 7.00%, 1/27/16+	74,427
4,540,000	Philippine Government International Bond, Series 3-20, 1.63%, 4/25/16+	102,499
1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16+	47,681
1,720,000	Philippine Treasury Bill, 0.00%, 7/2/14+(f)	39,413
1,580,000	Philippine Treasury Bill, 1.02%, 8/6/14+(f)	36,167
6,740,000	Philippine Treasury Bill, 1.13%, 9/3/14+(f)	154,131
1,800,000	Philippine Treasury Bill, 0.50%, 10/8/14+(f)	41,098
15,445,000	Philippine Treasury Bill, 0.15%, 10/8/14+(f)	352,641
60,000	Philippine Treasury Bill, 0.14%, 11/5/14+(f)	1,368
1,800,000	Philippine Treasury Bill, Series 364, 1.20%, 4/8/15+(f)	40,830
1,090,000	Poland Government Bond, Series 0714, 2.16%, 7/25/14+(f)	358,498
1,201,000	Poland Government Bond, Series 0415, 5.50%, 4/25/15+	405,371
1,146,000	Poland Government Bond, Series 0715, 2.35%, 7/25/15+(f)	368,121
15,863,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	5,480,649
7,419,000	Poland Government Bond, Series 0116, 2.41%, 1/25/16+(f)	2,353,337
2,985,000	Poland Government Bond, Series 0416, 5.00%, 4/25/16+	1,026,791
6,340,000	Poland Government Bond, Series 0716, 2.88%, 7/25/16+(f)	1,984,970
10,935,000	Poland Government Bond, Series 1016, 4.75%, 10/25/16+	3,781,272
3,343,000	Poland Government Bond, Series 0117, 2.72%, 1/25/17+(d)	1,100,385
3,391,000	Poland Government Bond, Series 0121, 2.72%, 1/25/21+(d)	1,100,771
180,000	Republic of Hungary, 4.38%, 7/4/17+(a)	263,857
260,000	Republic of Hungary, 5.75%, 6/11/18+(a)	403,608
70,000	Republic of Hungary, 6.00%, 1/11/19+	110,908
200,000	Singapore Government, 3.63%, 7/1/14+	160,436
350,000	Singapore Government, 1.13%, 4/1/16+	284,365
250,000	Singapore Treasury Bill, Series 81, 0.31%, 7/11/14+(f)	200,532
620,000	Singapore Treasury Bill, Series 84, 0.31%, 7/25/14+(f)	497,271
4,391,000	Singapore Treasury Bill, Series 84, 0.30%, 8/1/14+(f)	3,521,594
915,000	Singapore Treasury Bill, Series 84, 0.32%, 8/15/14+(f)	733,759
1,371,000	Singapore Treasury Bill, Series 168, 0.25%, 8/19/14+(f)	1,099,422

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,300,000	Singapore Treasury Bill, Series 168, 0.32%, 9/30/14+(f)	$1,042,187
1,690,000	Singapore Treasury Bill, Series 168, 0.32%, 11/25/14+(f)	1,354,210
34,500,000	Swedish Government Bond, Series 1049, 4.50%, 8/12/15+	5,399,666
5,150,000	Swedish Treasury Bill, Series 110, 0.57%, 8/20/14+(f)	770,411
6,470,000	Swedish Treasury Bill, Series 194D, 0.54%, 9/17/14+(f)	967,030
100,000	Ukraine Government, 4.95%, 10/13/15+(a)	129,185

		130,078,112

Total Foreign Bonds (Cost $124,979,393)		130,813,103

Yankee Dollars (3.6%):
Chemicals (0.0%):
300,000	INEOS Finance plc, 8.38%, 2/15/19, Callable 2/15/15 @ 106.28(a)	327,750
200,000	INEOS Group Holdings SA, 5.88%, 2/15/19, Callable 2/15/16 @ 102.94(a)	205,000

		532,750

Construction & Engineering (0.1%):
400,000	Abengoa Finance SAU, 8.88%, 11/1/17(a)	452,000

Construction Materials (0.1%):
500,000	Cemex Sab de C.V., 7.25%, 1/15/21, Callable 1/15/18 @ 103.63(a)	550,000
300,000	Cemex SAB de C.V., 5.88%, 3/25/19, Callable 3/25/16 @ 102.94^(a)	313,500

		863,500

Containers & Packaging (0.2%):
700,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.25%, 1/31/19, Callable 1/31/16 @ 103.13(a)	717,500
800,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21, Callable 1/31/17 @ 103.38(a)	826,000

		1,543,500

Diversified Telecommunication Services (0.2%):
500,000	Telecom Italia SpA, 5.30%, 5/30/24(a)	501,875
1,000,000	Virgin Media Secured Finance plc, 5.50%, 1/15/25, Callable 1/15/19 @ 102.75(a)	1,036,250

		1,538,125

Energy Equipment & Services (0.3%):
500,000	CGGVeritas, 6.50%, 6/1/21, Callable 6/1/16 @ 103.25	496,250
111,000	Expro Finance Luxembourg, 8.50%, 12/15/16, Callable 8/11/14 @ 104.25(a)	115,995
2,000,000	Ocean Rig UDW, Inc., 7.25%, 4/1/19, Callable 4/1/17 @ 105.44(a)	1,980,000

		2,592,245

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Independent Power and Renewable Electricity Producers (0.1%):
$1,000,000	InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5(a)	$1,032,500

Marine (0.1%):
200,000	Stena AB, 7.00%, 2/1/24(a)	213,000
400,000	Stena International SA, 5.75%, 3/1/24(a)	404,000

		617,000

Media (0.0%):
300,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 105.81(a)	320,250
500,000	Numericable Group SA, 6.00%, 5/15/22, Callable 5/15/17 @ 104.5(a)	520,000

		840,250

Metals & Mining (0.2%):
230,000	First Quantum Minerals, Ltd., 6.75%, 2/15/20, Callable 2/15/17 @ 103.38(a)	236,900
230,000	First Quantum Minerals, Ltd., 7.00%, 2/15/21, Callable 2/15/18 @ 103.5(a)	236,613
500,000	FMG Resources Pty, Ltd., 6.88%, 2/1/18, Callable 8/11/14 @ 105.16(a)	525,000
250,000	FMG Resources Pty, Ltd., 8.25%, 11/1/19, Callable 11/1/15 @ 104.13^(a)	272,188

		1,270,701

Oil, Gas & Consumable Fuels (0.0%):
500,000	Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp., 6.50%, 4/1/19, Callable 10/1/16 @ 103.25(a)	480,000

Real Estate Investment Trusts (REITs) (0.1%):
500,000	Algeco Scotsman Global Finance plc, 8.50%, 10/15/18, Callable 10/15/15 @ 104.25(a)	531,250

Sovereign Bonds (2.1%):
200,000	Financing of Infrastructure, 7.40%, 4/20/18(a)	189,806
430,000	Republic of Hungary, 4.13%, 2/19/18	448,275
1,077,000	Republic of Hungary, 6.25%, 1/29/20	1,217,419
542,000	Republic of Hungary, 6.38%, 3/29/21	617,880
800,000	Republic of Hungary, 5.38%, 2/21/23^	861,000
240,000	Republic of Iceland, 5.88%, 5/11/22(a)	264,842
230,000	Republic of Lithuania, 7.38%, 2/11/20(a)	281,750
100,000	Republic of Lithuania, 7.38%, 2/11/20(a)	122,500
150,000	Republic of Lithuania, 6.13%, 3/9/21(a)	175,260
200,000	Republic of Serbia, 5.25%, 11/21/17(a)	208,500
300,000	Republic of Serbia, 4.88%, 2/25/20(a)	303,750
320,000	Republic of Serbia, 7.25%, 9/28/21(a)	364,800
1,400,000	Republic of Slovenia, 5.50%, 10/26/22(a)	1,533,000
1,025,000	Republic of Slovenia, 5.85%, 5/10/23(a)	1,150,563
506,900	Russia Foreign Bond, 7.50%, 3/31/30(a)	587,061
100,000	Socialist Republic of Vietnam, 6.75%, 1/29/20(a)	113,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$200,000	Ukraine Government, 6.25%, 6/17/16(a)	$193,040
100,000	Ukraine Government, 6.58%, 11/21/16(a)	96,500
760,000	Ukraine Government, 9.25%, 7/24/17(a)	769,500
1,400,000	Ukraine Government, 6.75%, 11/14/17(a)	1,335,600
620,000	Ukraine Government, 7.75%, 9/23/20(a)	591,480
1,430,000	Ukraine Government, 7.95%, 2/23/21(a)	1,365,650
1,240,000	Ukraine Government, 7.80%, 11/28/22(a)	1,168,700
2,400,000	Ukraine Government, 7.50%, 4/17/23(a)	2,255,999

		16,215,875

Wireless Telecommunication Services (0.1%):
500,000	Wind Acquisition Finance SA, 7.38%, 4/23/21, Callable 4/23/17 @ 103.69(a)	533,750

Total Yankee Dollars (Cost $27,221,524)		29,043,446

Municipal Bond (0.1%):
Puerto Rico (0.1%):
569,000	Puerto Rico Commonwealth, GO, Series A, 8.00%, 7/1/35, Callable 7/1/20 @ 100	500,726

Total Municipal Bond (Cost $530,102)		500,726

U.S. Treasury Obligations (0.9%):
U.S. Treasury Bills (0.9%)
1,000,000	0.00%, 7/3/14^(f)	1,000,000
1,000,000	0.06%, 7/10/14(f)	999,999
1,000,000	0.06%, 7/24/14(f)	999,989
1,000,000	0.04%, 8/21/14(f)	999,968
1,000,000	0.02%, 10/2/14^(f)	999,897
1,000,000	0.04%, 10/9/14(f)	999,917
1,000,000	0.04%, 10/23/14(f)	999,881

		6,999,651

Total U.S. Treasury Obligations (Cost $6,999,445)		6,999,651

U.S. Government Agency Mortgages (4.2%):
34,000,000	Federal Home Loan Bank, 0.00%, 7/1/14(f)	34,000,000

Total U.S. Government Agency Mortgages (Cost $34,000,000)		34,000,000

Securities Held as Collateral for Securities on Loan (2.4%):
19,090,906	Allianz Variable Insurance Products Securities Lending Collateral Trust(i)	19,090,906

Total Securities Held as Collateral for Securities on Loan (Cost $19,090,906)		19,090,906

Unaffiliated Investment Company (5.7%):
46,134,204	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(f)	46,134,204

Total Unaffiliated Investment Company (Cost $46,134,204)		46,134,204

Total Investment Securities (Cost $714,200,220)(j) — 101.9%		824,445,315
Net other assets (liabilities) — (1.9)%		(15,164,089)

Net Assets — 100.0%		$809,281,226

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

GO—General Obligation

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $18,548,434.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2014, these securities represent 0.00% of the net assets of the fund.

(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2014. The total of all such securities represent 0.00% of the net assets of the fund.

(d)	Variable rate security. The rate presented represents the rate in effect at June 30, 2014. The date presented represents the final maturity date.

(e)	Defaulted bond.

(f)	The rate represents the effective yield at June 30, 2014.

(g)	Principal amount is stated in 1,000 Brazilian Real Units.

(h)	Principal amount is stated in 100 Mexican Peso Units.

(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(j)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Australia	0.2%
Bermuda	0.1%
Brazil	1.5%
Canada	1.8%
China	0.4%
Denmark	0.5%
France	2.6%
Germany	1.8%
Hong Kong	0.2%
Hungary	2.2%
Iceland	—	%NM
India	0.1%
Indonesia	0.1%
Ireland (Republic of)	1.6%
Israel	0.9%
Italy	0.9%
Japan	0.8%
Korea, Republic Of	0.3%
Lithuania	0.1%
Luxembourg	0.1%
Malaysia	2.5%
Marshall Islands	0.2%
Mexico	1.3%

Country	Percentage
Netherlands	2.6%
Philippines	0.1%
Poland	2.2%
Portugal	0.3%
Republic of Korea (South)	4.2%
Russian Federation	0.7%
Serbia (Republic of)	0.1%
Singapore	1.6%
Slovenia	0.3%
South Africa	—	%NM
Spain	0.8%
Sweden	1.5%
Switzerland	2.4%
Taiwan	0.1%
Thailand	0.1%
Turkey	0.3%
Ukraine	1.0%
United Kingdom	8.0%
United States	53.5%
Vietnam	—	%NM

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Forward Currency Contracts

At June 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America	8/19/14	2,145,301	$3,583,851	$3,669,482	$(85,631)
British Pound	Bank of America	8/19/14	124,488	208,686	212,933	(4,247)
British Pound	Bank of America	8/19/14	293,282	494,443	501,652	(7,209)
British Pound	Barclays Bank	8/19/14	72,878	122,956	124,656	(1,700)
British Pound	Barclays Bank	8/19/14	165,380	279,937	282,878	(2,941)
British Pound	Barclays Bank	8/19/14	5,071,347	8,474,284	8,674,407	(200,123)
British Pound	Credit Suisse First Boston	8/19/14	13,393	22,311	22,908	(597)
British Pound	HSBC Bank	8/19/14	3,641,496	6,087,602	6,228,684	(141,082)
British Pound	HSBC Bank	8/19/14	10,209	17,178	17,462	(284)
British Pound	State Street Bank	8/19/14	396,419	670,343	678,064	(7,721)
European Euro	Barclays Bank	7/16/14	82,000	107,207	112,282	(5,075)
European Euro	Morgan Stanley	7/16/14	277,000	361,377	379,292	(17,915)
European Euro	UBS Warburg	7/16/14	257,000	335,621	351,907	(16,286)
European Euro	UBS Warburg	7/16/14	257,000	335,619	351,907	(16,288)
European Euro	Bank of America	7/17/14	3,828,407	5,205,724	5,242,206	(36,482)
European Euro	Barclays Bank	7/17/14	11,074	15,038	15,164	(126)
European Euro	HSBC Bank	7/17/14	124,836	169,925	170,937	(1,012)
European Euro	State Street Bank	7/17/14	8,935	12,233	12,235	(2)
European Euro	Barclays Bank	7/18/14	129,000	169,667	176,639	(6,972)
European Euro	Deutsche Bank	7/21/14	470,000	619,916	643,576	(23,660)
European Euro	Deutsche Bank	7/22/14	71,000	93,139	97,221	(4,082)
European Euro	Morgan Stanley	7/22/14	366,000	479,438	501,170	(21,732)
European Euro	Deutsche Bank	7/23/14	93,795	123,248	128,435	(5,187)
European Euro	Deutsche Bank	7/25/14	198,000	261,882	271,128	(9,246)
European Euro	Deutsche Bank	7/25/14	9,975	13,208	13,659	(451)
European Euro	Goldman Sachs	7/25/14	197,000	260,800	269,758	(8,958)
European Euro	Citibank	7/28/14	60,360	79,936	82,654	(2,718)
European Euro	Barclays Bank	7/29/14	19,995	26,506	27,380	(874)
European Euro	Deutsche Bank	7/29/14	9,978	13,225	13,664	(439)
European Euro	JPMorgan Chase	7/31/14	380,000	505,178	520,357	(15,179)
European Euro	UBS Warburg	8/1/14	380,000	505,742	520,359	(14,617)
European Euro	Barclays Bank	8/4/14	97,592	129,588	133,641	(4,053)
European Euro	HSBC Bank	8/4/14	380,000	503,663	520,365	(16,702)
European Euro	Barclays Bank	8/5/14	229,000	303,709	313,590	(9,881)
European Euro	JPMorgan Chase	8/6/14	269,500	356,468	369,051	(12,583)
European Euro	Citibank	8/8/14	34,482	45,906	47,220	(1,314)
European Euro	Citibank	8/11/14	9,686	12,906	13,264	(358)
European Euro	Deutsche Bank	8/11/14	180,000	240,003	246,495	(6,492)
European Euro	JPMorgan Chase	8/11/14	239,500	318,923	327,975	(9,052)
European Euro	Goldman Sachs	8/12/14	61,000	81,669	83,535	(1,866)
European Euro	Morgan Stanley	8/15/14	66,000	87,581	90,383	(2,802)
European Euro	Barclays Bank	8/19/14	237,000	314,061	324,561	(10,500)
European Euro	Deutsche Bank	8/20/14	133,000	177,627	182,138	(4,511)
European Euro	JPMorgan Chase	8/20/14	263,000	351,379	360,168	(8,789)
European Euro	Barclays Bank	8/25/14	75,988	101,869	104,065	(2,196)
European Euro	Deutsche Bank	8/29/14	28,980	38,700	39,688	(988)
European Euro	Deutsche Bank	9/3/14	15,000	19,865	20,543	(678)
European Euro	Deutsche Bank	9/3/14	34,000	45,026	46,564	(1,538)
European Euro	Deutsche Bank	9/5/14	137,800	181,853	188,723	(6,870)
European Euro	Barclays Bank	9/19/14	19,406	25,926	26,579	(653)
European Euro	Deutsche Bank	9/23/14	229,000	310,712	313,646	(2,934)
European Euro	Barclays Bank	9/24/14	45,864	62,089	62,817	(728)

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Deutsche Bank	9/26/14	120,451	$162,906	$164,975	$(2,069)
European Euro	Barclays Bank	9/29/14	200,000	270,190	273,932	(3,742)
European Euro	Deutsche Bank	9/30/14	1,320,000	1,782,488	1,807,962	(25,474)
European Euro	Goldman Sachs	9/30/14	130,000	175,410	178,057	(2,647)
European Euro	HSBC Bank	9/30/14	180,000	243,340	246,540	(3,200)
European Euro	Deutsche Bank	10/9/14	420,000	570,520	575,283	(4,763)
European Euro	Deutsche Bank	10/15/14	320,000	432,698	438,322	(5,624)
European Euro	Barclays Bank	10/21/14	3,724,000	5,092,569	5,101,101	(8,532)
European Euro	Deutsche Bank	10/21/14	570,000	779,931	780,781	(850)
European Euro	Deutsche Bank	10/24/14	319,000	440,536	436,969	3,567
European Euro	Barclays Bank	10/27/14	175,515	242,685	240,425	2,260
European Euro	Deutsche Bank	10/31/14	1,747,075	2,412,728	2,393,229	19,499
European Euro	Deutsche Bank	11/3/14	7,376	10,150	10,104	46
European Euro	Barclays Bank	11/5/14	49,418	66,833	67,697	(864)
European Euro	Citibank	11/7/14	1,793,000	2,414,678	2,456,213	(41,535)
European Euro	Deutsche Bank	11/7/14	3,620,000	4,880,664	4,959,002	(78,338)
European Euro	JPMorgan Chase	11/12/14	278,508	371,374	381,534	(10,160)
European Euro	Bank of America	11/17/14	1,395,932	1,913,857	1,912,355	1,502
European Euro	Barclays Bank	11/17/14	1,776,409	2,436,434	2,433,589	2,845
European Euro	Citibank	11/17/14	1,801,000	2,421,841	2,467,277	(45,436)
European Euro	Deutsche Bank	11/17/14	398,522	537,047	545,955	(8,908)
European Euro	HSBC Bank	11/17/14	896,541	1,224,115	1,228,215	(4,100)
European Euro	Morgan Stanley	11/17/14	66,000	88,822	90,417	(1,595)
European Euro	State Street Bank	11/17/14	5,681	7,747	7,783	(36)
European Euro	Deutsche Bank	11/19/14	93,863	126,424	128,589	(2,165)
European Euro	Deutsche Bank	11/20/14	130,000	175,936	178,096	(2,160)
European Euro	JPMorgan Chase	11/20/14	327,027	442,656	448,016	(5,360)
European Euro	Deutsche Bank	12/4/14	100,000	135,466	137,005	(1,539)
European Euro	Standard Charter	12/9/14	76,800	104,919	105,222	(303)
European Euro	JPMorgan Chase	12/15/14	97,000	133,796	132,901	895
European Euro	Deutsche Bank	12/17/14	525,093	721,898	719,442	2,456
European Euro	Deutsche Bank	1/7/15	312,372	426,054	428,037	(1,983)
European Euro	Barclays Bank	1/21/15	97,000	132,211	132,929	(718)
European Euro	Deutsche Bank	1/26/15	1,650,000	2,239,380	2,261,235	(21,855)
European Euro	Deutsche Bank	1/30/15	2,630,000	3,594,683	3,604,363	(9,680)
European Euro	Deutsche Bank	2/3/15	2,280,000	3,090,426	3,124,775	(34,349)
European Euro	Deutsche Bank	2/9/15	1,411,000	1,908,660	1,933,872	(25,212)
European Euro	Goldman Sachs	2/9/15	181,000	252,267	248,073	4,194
European Euro	JPMorgan Chase	2/19/15	30,000	41,142	41,120	22
European Euro	Barclays Bank	2/20/15	210,000	288,555	287,840	715
European Euro	Credit Suisse First Boston	2/23/15	17,000	23,395	23,302	93
European Euro	Deutsche Bank	2/25/15	277,730	381,740	380,687	1,053
European Euro	Barclays Bank	2/26/15	170,862	234,619	234,203	416
European Euro	Bank of America	2/27/15	76,694	104,864	105,126	(262)
European Euro	Deutsche Bank	3/5/15	43,000	59,282	58,943	339
European Euro	Barclays Bank	3/9/15	107,759	147,981	147,718	263
European Euro	Barclays Bank	3/9/15	33,304	45,768	45,654	114
European Euro	Deutsche Bank	3/9/15	660,000	906,147	904,737	1,410
European Euro	HSBC Bank	3/9/15	15,000	20,621	20,562	59
European Euro	Citibank	3/10/15	1,704,605	2,359,216	2,336,711	22,505
European Euro	Morgan Stanley	3/10/15	43,000	59,554	58,945	609
European Euro	Deutsche Bank	3/16/15	134,000	185,857	183,697	2,160
European Euro	JPMorgan Chase	3/16/15	15,000	20,787	20,563	224
European Euro	Barclays Bank	3/17/15	10,012	13,962	13,725	237
European Euro	Citibank	3/17/15	10,643	14,850	14,590	260
European Euro	Barclays Bank	3/23/15	9,076	12,638	12,443	195

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Deutsche Bank	3/23/15	173,000	$240,816	$237,172	$3,644
European Euro	Deutsche Bank	3/26/15	78,000	107,418	106,935	483
European Euro	Barclays Bank	3/27/15	200,000	276,200	274,194	2,006
European Euro	Deutsche Bank	3/31/15	4,566	6,285	6,260	25
European Euro	Barclays Bank	4/2/15	17,912	24,691	24,558	133
European Euro	Deutsche Bank	4/7/15	192,660	265,773	264,150	1,623
European Euro	HSBC Bank	4/10/15	73,000	100,643	100,090	553
European Euro	Deutsche Bank	4/13/15	77,961	107,607	106,894	713
European Euro	Standard Charter	4/13/15	37,000	51,143	50,731	412
European Euro	JPMorgan Chase	4/14/15	99,000	137,219	135,742	1,477
European Euro	Deutsche Bank	4/15/15	370,000	513,264	507,321	5,943
European Euro	HSBC Bank	4/16/15	78,849	109,491	108,114	1,377
European Euro	Barclays Bank	4/22/15	16,935	23,372	23,221	151
European Euro	JPMorgan Chase	4/22/15	5,188	7,177	7,114	63
European Euro	Barclays Bank	4/30/15	11,783	16,337	16,158	179
European Euro	Standard Charter	4/30/15	380,000	525,867	521,083	4,784
European Euro	Barclays Bank	5/5/15	228,900	317,223	313,894	3,329
European Euro	Barclays Bank	5/7/15	112,000	155,432	153,589	1,843
European Euro	Goldman Sachs	5/7/15	317,570	440,832	435,494	5,338
European Euro	Deutsche Bank	5/12/15	1,425,000	1,973,340	1,954,209	19,131
European Euro	Citibank	5/13/15	136,787	188,451	187,587	864
European Euro	Goldman Sachs	5/13/15	142,000	195,654	194,736	918
European Euro	Standard Charter	5/13/15	56,000	77,032	76,797	235
European Euro	Goldman Sachs	5/14/15	87,000	119,837	119,311	526
European Euro	Barclays Bank	5/18/15	266,076	365,248	364,904	344
European Euro	Goldman Sachs	5/21/15	289,000	396,742	396,350	392
European Euro	Barclays Bank	5/22/15	363,741	498,734	498,857	(123)
European Euro	JPMorgan Chase	5/26/15	172,504	235,816	236,589	(773)
European Euro	Barclays Bank	5/29/15	72,758	99,061	99,789	(728)
European Euro	Goldman Sachs	6/1/15	760,000	1,034,121	1,042,378	(8,257)
European Euro	Barclays Bank	6/5/15	237,868	323,964	326,256	(2,292)
European Euro	Deutsche Bank	6/10/15	285,500	390,079	391,600	(1,521)
European Euro	Deutsche Bank	6/15/15	124,000	168,066	170,087	(2,021)
European Euro	Barclays Bank	6/22/15	28,929	39,356	39,683	(327)
European Euro	Deutsche Bank	6/22/15	420,000	571,116	576,129	(5,013)
Japanese Yen	Deutsche Bank	7/11/14	26,073,000	258,866	257,433	1,433
Japanese Yen	Morgan Stanley	7/22/14	50,187,445	501,884	495,573	6,311
Japanese Yen	Citibank	7/24/14	74,785,000	751,712	738,473	13,239
Japanese Yen	JP Morgan Hambrecht and Quist	7/24/14	115,000,000	1,154,271	1,135,581	18,690
Japanese Yen	JPMorgan Chase	7/25/14	40,100,000	404,540	395,975	8,565
Japanese Yen	Barclays Bank	7/29/14	8,700,000	87,650	85,913	1,737
Japanese Yen	Barclays Bank	8/11/14	2,240,000	23,148	22,122	1,026
Japanese Yen	Citibank	8/11/14	2,240,000	23,148	22,122	1,026
Japanese Yen	Deutsche Bank	8/12/14	2,240,000	23,312	22,122	1,190
Japanese Yen	Citibank	8/13/14	46,922,100	487,890	463,404	24,486
Japanese Yen	JPMorgan Chase	8/29/14	22,800,000	234,654	225,198	9,456
Japanese Yen	Barclays Bank	9/18/14	2,251,755	22,874	22,244	630
Japanese Yen	JPMorgan Chase	9/29/14	2,255,332	22,954	22,281	673
Japanese Yen	Deutsche Bank	10/7/14	399,565,980	3,848,641	3,947,753	(99,112)
Japanese Yen	JPMorgan Chase	10/17/14	33,615,000	323,436	332,152	(8,716)
Japanese Yen	JPMorgan Chase	10/20/14	63,490,000	646,801	627,366	19,435
Japanese Yen	Barclays Bank	10/22/14	26,770,000	274,508	264,529	9,979
Japanese Yen	Deutsche Bank	10/29/14	20,662,500	212,974	204,191	8,783
Japanese Yen	JPMorgan Chase	11/4/14	91,650,000	936,408	905,755	30,653
Japanese Yen	Barclays Bank	11/5/14	536,000,000	5,472,514	5,297,213	175,301
Japanese Yen	Citibank	11/12/14	94,163,000	952,853	930,662	22,191

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	HSBC Bank	11/12/14	3,336,000	$33,834	$32,971	$863
Japanese Yen	JPMorgan Chase	11/13/14	36,450,000	368,591	360,258	8,333
Japanese Yen	Deutsche Bank	11/14/14	45,848,000	461,489	453,149	8,340
Japanese Yen	Citibank	11/19/14	7,667,000	76,748	75,782	966
Japanese Yen	Deutsche Bank	11/19/14	6,194,000	61,965	61,223	742
Japanese Yen	Citibank	11/20/14	8,613,000	86,424	85,133	1,291
Japanese Yen	HSBC Bank	11/20/14	1,616,000	16,207	15,973	234
Japanese Yen	JPMorgan Chase	11/20/14	5,564,000	55,790	54,996	794
Japanese Yen	Morgan Stanley	12/15/14	41,392,500	404,427	409,234	(4,807)
Japanese Yen	Deutsche Bank	12/22/14	69,210,000	674,769	684,302	(9,533)
Japanese Yen	HSBC Bank	12/22/14	69,320,000	674,805	685,390	(10,585)
Japanese Yen	Barclays Bank	12/26/14	34,730,000	334,925	343,400	(8,475)
Japanese Yen	Citibank	12/26/14	54,180,000	522,492	535,716	(13,224)
Japanese Yen	Deutsche Bank	1/7/15	5,989,000	57,509	59,225	(1,716)
Japanese Yen	Goldman Sachs	1/8/15	23,997,000	231,383	237,310	(5,927)
Japanese Yen	Citibank	1/13/15	1,520,000	14,533	15,032	(499)
Japanese Yen	UBS Warburg	1/14/15	4,550,000	43,549	44,999	(1,450)
Japanese Yen	Barclays Bank	1/15/15	101,530,000	979,037	1,004,126	(25,089)
Japanese Yen	HSBC Bank	1/15/15	5,640,000	54,231	55,779	(1,548)
Japanese Yen	JPMorgan Chase	1/15/15	66,000,000	636,362	652,736	(16,374)
Japanese Yen	Deutsche Bank	1/16/15	37,020,000	358,141	366,130	(7,989)
Japanese Yen	Deutsche Bank	1/16/15	1,520,000	14,705	15,033	(328)
Japanese Yen	Standard Charter	1/16/15	7,340,000	71,040	72,593	(1,553)
Japanese Yen	JPMorgan Chase	1/20/15	33,615,000	323,785	332,469	(8,684)
Japanese Yen	Goldman Sachs	1/27/15	7,610,000	73,615	75,273	(1,658)
Japanese Yen	Deutsche Bank	1/28/15	7,248,281	70,992	71,696	(704)
Japanese Yen	HSBC Bank	1/28/15	9,353,364	91,399	92,518	(1,119)
Japanese Yen	Deutsche Bank	1/30/15	121,466,500	1,191,642	1,201,503	(9,861)
Japanese Yen	JPMorgan Chase	2/6/15	100,100,000	991,397	990,232	1,165
Japanese Yen	Standard Charter	2/6/15	100,170,000	991,807	990,924	883
Japanese Yen	Barclays Bank	2/9/15	100,180,000	991,778	991,057	721
Japanese Yen	JPMorgan Chase	2/9/15	100,400,000	991,800	993,234	(1,434)
Japanese Yen	Citibank	2/10/15	5,590,000	55,059	55,301	(242)
Japanese Yen	Goldman Sachs	2/12/15	3,771,000	36,934	37,307	(373)
Japanese Yen	HSBC Bank	2/12/15	53,860,000	528,441	532,843	(4,402)
Japanese Yen	JPMorgan Chase	2/12/15	53,831,000	528,776	532,556	(3,780)
Japanese Yen	Citibank	2/13/15	71,350,000	700,059	705,881	(5,822)
Japanese Yen	JPMorgan Chase	2/13/15	35,730,000	349,800	353,485	(3,685)
Japanese Yen	Citibank	2/17/15	35,630,000	349,177	352,511	(3,334)
Japanese Yen	Goldman Sachs	2/18/15	964,860	9,500	9,546	(46)
Japanese Yen	Goldman Sachs	2/18/15	35,780,000	352,481	353,999	(1,518)
Japanese Yen	JPMorgan Chase	2/18/15	37,560,000	369,893	371,610	(1,717)
Japanese Yen	HSBC Bank	2/24/15	4,020,000	39,403	39,776	(373)
Japanese Yen	Barclays Bank	2/25/15	17,870,000	174,469	176,816	(2,347)
Japanese Yen	JPMorgan Chase	2/25/15	4,000,000	39,039	39,578	(539)
Japanese Yen	Barclays Bank	2/26/15	35,700,000	349,086	353,240	(4,154)
Japanese Yen	Deutsche Bank	2/27/15	11,991,000	117,640	118,648	(1,008)
Japanese Yen	JPMorgan Chase	3/3/15	5,100,000	50,090	50,466	(376)
Japanese Yen	JPMorgan Chase	3/3/15	4,600,000	45,169	45,518	(349)
Japanese Yen	HSBC Bank	3/4/15	4,600,000	45,076	45,519	(443)
Japanese Yen	Barclays Bank	3/9/15	64,145,400	627,287	634,778	(7,491)
Japanese Yen	JPMorgan Chase	3/16/15	44,142,850	431,188	436,869	(5,681)
Japanese Yen	Citibank	3/17/15	2,260,084	22,088	22,368	(280)
Japanese Yen	Citibank	3/19/15	46,322,000	456,311	458,451	(2,140)
Japanese Yen	Morgan Stanley	3/19/15	7,060,000	69,922	69,873	49
Japanese Yen	Deutsche Bank	3/24/15	20,538,000	201,124	203,277	(2,153)

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	Barclays Bank	3/25/15	25,522,830	$249,904	$252,618	$(2,714)
Japanese Yen	Citibank	4/15/15	3,500,000	34,576	34,650	(74)
Japanese Yen	Morgan Stanley	4/16/15	68,447,040	673,280	677,640	(4,360)
Japanese Yen	Barclays Bank	4/17/15	32,710,000	321,923	323,840	(1,917)
Japanese Yen	JPMorgan Chase	4/21/15	19,660,000	192,815	194,649	(1,834)
Japanese Yen	JPMorgan Chase	4/22/15	24,420,000	239,547	241,780	(2,233)
Japanese Yen	Citibank	5/12/15	5,590,000	55,198	55,359	(161)
Japanese Yen	Goldman Sachs	5/13/15	7,475,000	73,638	74,027	(389)
Japanese Yen	Standard Charter	5/13/15	5,588,000	55,098	55,339	(241)
Japanese Yen	Citibank	5/14/15	5,587,000	54,964	55,330	(366)
Japanese Yen	Bank of America	5/18/15	84,777,550	835,000	839,621	(4,621)
Japanese Yen	Bank of America	5/19/15	84,522,875	835,000	837,109	(2,109)
Japanese Yen	Barclays Bank	5/19/15	84,752,500	835,000	839,383	(4,383)
Japanese Yen	Citibank	5/19/15	84,652,200	835,000	838,389	(3,389)
Japanese Yen	HSBC Bank	5/19/15	84,820,600	835,000	840,057	(5,057)
Japanese Yen	Goldman Sachs	6/1/15	48,990,000	482,670	485,265	(2,595)
Japanese Yen	Citibank	6/9/15	51,300,000	502,291	508,193	(5,902)
Japanese Yen	HSBC Bank	6/9/15	76,900,000	752,866	761,794	(8,928)
Japanese Yen	Barclays Bank	6/10/15	60,420,000	591,729	598,545	(6,816)
Japanese Yen	Citibank	6/10/15	43,640,000	426,747	432,316	(5,569)
Japanese Yen	Citibank	6/10/15	51,500,000	503,608	510,180	(6,572)
Japanese Yen	HSBC Bank	6/10/15	64,350,000	630,453	637,477	(7,024)
Japanese Yen	Deutsche Bank	6/11/15	21,300,000	208,537	211,009	(2,472)
Japanese Yen	JPMorgan Chase	6/11/15	59,620,000	583,583	590,627	(7,044)
Japanese Yen	Citibank	6/17/15	2,416,000	23,749	23,936	(187)
Japanese Yen	JPMorgan Chase	6/17/15	25,100,000	246,755	248,671	(1,916)
Japanese Yen	Deutsche Bank	6/22/15	69,330,000	680,841	686,905	(6,064)
Japanese Yen	Barclays Bank	6/30/15	16,411,000	161,960	162,627	(667)
Korean Won	Bank of America	8/12/14	60,718,984	59,005	59,997	(992)
Korean Won	Bank of America	8/12/14	462,105,446	429,416	456,610	(27,194)
Korean Won	Credit Suisse First Boston	8/12/14	965,501,746	899,373	954,019	(54,646)
Korean Won	Credit Suisse First Boston	8/12/14	59,961,029	55,817	59,248	(3,431)
Korean Won	HSBC Bank	8/12/14	806,819,992	753,103	797,224	(44,121)
Korean Won	HSBC Bank	8/12/14	233,976,159	218,635	231,193	(12,558)
Malaysian Ringgit	HSBC Bank	8/6/14	110,000	33,698	34,174	(476)
Malaysian Ringgit	HSBC Bank	8/7/14	110,000	33,696	34,172	(476)
Malaysian Ringgit	HSBC Bank	8/11/14	170,000	52,063	52,794	(731)
Malaysian Ringgit	HSBC Bank	10/24/14	812,462	247,702	250,879	(3,177)
Malaysian Ringgit	HSBC Bank	11/20/14	39,000	11,870	12,018	(148)
Malaysian Ringgit	HSBC Bank	2/18/15	1,235,558	374,128	378,138	(4,010)
Malaysian Ringgit	HSBC Bank	2/23/15	720,000	217,951	220,271	(2,320)
Malaysian Ringgit	HSBC Bank	3/11/15	2,909,811	880,027	889,130	(9,103)
Malaysian Ringgit	HSBC Bank	3/31/15	500,000	151,057	152,551	(1,494)
Malaysian Ringgit	HSBC Bank	4/10/15	340,000	102,657	103,657	(1,000)
Phillipine Peso	JPMorgan Chase	7/11/14	9,520,000	218,128	218,103	25
Singapore Dollar	Deutsche Bank	8/7/14	123,000	97,053	98,670	(1,617)
Swiss Franc	Bank of America	8/12/14	140,037	159,625	158,010	1,615
Swiss Franc	Bank of America	8/12/14	62,500	70,020	70,521	(501)
Swiss Franc	Barclays Bank	8/12/14	72,670	83,004	81,997	1,007
Swiss Franc	Deutsche Bank	8/12/14	10,700	11,928	12,073	(145)
Swiss Franc	HSBC Bank	8/12/14	51,869	58,684	58,526	158
Swiss Franc	State Street Bank	8/12/14	195,320	221,534	220,388	1,146

				$142,780,594	$143,968,254	$(1,187,660)

Long Contracts:
Brazilian Real	Deutsche Bank	10/31/14	435,000	$185,264	$190,214	$4,950
British Pound	Bank of America	8/19/14	39,996	67,244	68,412	1,168

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
British Pound	Bank of America	8/19/14	14,074	$23,881	$24,072	$191
British Pound	Bank of America	8/19/14	271,337	450,639	464,115	13,476
British Pound	Bank of America	8/19/14	503,402	844,452	861,055	16,603
British Pound	Bank of America	8/19/14	32,871	56,232	56,225	(7)
British Pound	Barclays Bank	8/19/14	285,806	478,712	488,864	10,152
British Pound	Barclays Bank	8/19/14	4,846	8,242	8,289	47
British Pound	Credit Suisse First Boston	8/19/14	8,837	15,031	15,116	85
British Pound	Credit Suisse First Boston	8/19/14	25,973	44,431	44,426	(5)
British Pound	Credit Suisse First Boston	8/19/14	4,204	7,189	7,191	2
British Pound	Deutsche Bank	8/19/14	49,020	83,214	83,847	633
British Pound	HSBC Bank	8/19/14	235,976	394,755	403,631	8,876
British Pound	State Street Bank	8/19/14	16,061	27,335	27,472	137
British Pound	State Street Bank	8/19/14	5,954	10,184	10,184	—
British Pound	State Street Bank	8/19/14	44,943	74,686	76,874	2,188
British Pound	State Street Bank	8/19/14	21,947	37,238	37,540	302
British Pound	State Street Bank	8/19/14	726,367	1,213,067	1,242,431	29,364
Chilean Peso	Deutsche Bank	7/10/14	162,750,000	307,511	294,233	(13,278)
Chilean Peso	Morgan Stanley	7/18/14	305,012,200	578,496	550,947	(27,549)
Chilean Peso	Morgan Stanley	7/31/14	8,010,000	15,055	14,448	(607)
Chilean Peso	Deutsche Bank	8/12/14	4,400,000	7,795	7,927	132
Chilean Peso	Deutsche Bank	8/18/14	4,400,000	7,814	7,922	108
Chilean Peso	JPMorgan Chase	8/20/14	4,300,000	7,711	7,740	29
Chilean Peso	Morgan Stanley	8/20/14	4,010,000	7,535	7,218	(317)
Chilean Peso	Deutsche Bank	8/27/14	2,610,000	4,631	4,695	64
Chilean Peso	JPMorgan Chase	8/28/14	3,900,000	6,914	7,015	101
Chilean Peso	Deutsche Bank	9/5/14	700,000	1,233	1,258	25
Chilean Peso	Citibank	10/20/14	2,148,010,500	4,128,407	3,843,893	(284,514)
Chilean Peso	Barclays Bank	10/27/14	153,759,000	294,163	274,984	(19,179)
Chilean Peso	Deutsche Bank	10/29/14	307,366,000	585,236	549,599	(35,637)
Chilean Peso	Deutsche Bank	11/28/14	3,250,000	5,711	5,796	85
Chilean Peso	Deutsche Bank	12/1/14	3,250,000	5,701	5,794	93
Chilean Peso	Morgan Stanley	1/12/15	8,700,000	15,774	15,453	(321)
Chilean Peso	Barclays Bank	2/10/15	4,400,000	7,569	7,795	226
Chilean Peso	Morgan Stanley	2/12/15	10,560,000	18,346	18,704	358
Chilean Peso	Deutsche Bank	2/17/15	3,930,000	6,840	6,958	118
Chilean Peso	Morgan Stanley	2/23/15	5,200,000	9,104	9,201	97
Chilean Peso	JPMorgan Chase	2/24/15	7,300,000	12,789	12,916	127
Chilean Peso	Morgan Stanley	2/25/15	5,600,000	9,767	9,907	140
Chilean Peso	Deutsche Bank	2/26/15	3,890,000	6,772	6,881	109
Chilean Peso	Deutsche Bank	3/3/15	700,000	1,208	1,238	30
Chilean Peso	JPMorgan Chase	3/12/15	990,530,400	1,708,547	1,749,935	41,388
Chilean Peso	JPMorgan Chase	3/20/15	4,300,000	7,294	7,591	297
Chilean Peso	Morgan Stanley	5/11/15	4,500,000	7,680	7,906	226
Chilean Peso	Barclays Bank	6/4/15	12,000,000	21,116	21,037	(79)
Chilean Peso	Morgan Stanley	6/5/15	2,500,000	4,380	4,382	2
European Euro	Bank of America	7/17/14	23,127	31,671	31,668	(3)
European Euro	Bank of America	7/17/14	669,831	914,443	917,194	2,751
European Euro	Bank of America	7/17/14	72,332	99,164	99,044	(120)
European Euro	Bank of America	7/17/14	46,864	64,726	64,171	(555)
European Euro	Bank of America	7/17/14	385,378	532,821	527,694	(5,127)
European Euro	Bank of America	7/17/14	100,385	137,511	137,456	(55)
European Euro	Barclays Bank	7/17/14	66,923	91,668	91,637	(31)
European Euro	Barclays Bank	7/17/14	716,897	986,049	981,641	(4,408)
European Euro	Deutsche Bank	7/17/14	43,524	59,241	59,597	356
European Euro	HSBC Bank	7/17/14	434,612	594,052	595,110	1,058
European Euro	State Street Bank	7/17/14	293,066	402,598	401,293	(1,305)

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Indian Rupee	Deutsche Bank	7/31/14	3,173,333	$51,407	$52,356	$949
Indian Rupee	JPMorgan Chase	7/31/14	5,537,000	93,064	91,353	(1,711)
Indian Rupee	Citibank	8/7/14	12,666,000	207,546	208,644	1,098
Indian Rupee	HSBC Bank	8/13/14	8,549,600	140,171	140,646	475
Indian Rupee	JPMorgan Chase	8/13/14	52,506,800	870,136	863,767	(6,369)
Indian Rupee	Deutsche Bank	8/19/14	8,080,848	133,890	132,755	(1,135)
Indian Rupee	HSBC Bank	8/19/14	8,645,260	143,241	142,028	(1,213)
Indian Rupee	JPMorgan Chase	8/19/14	14,490,000	240,241	238,047	(2,194)
Indian Rupee	Deutsche Bank	8/27/14	4,760,000	80,289	78,058	(2,231)
Indian Rupee	Deutsche Bank	8/28/14	3,173,333	53,052	52,027	(1,025)
Indian Rupee	JPMorgan Chase	8/28/14	5,537,000	92,612	90,780	(1,832)
Indian Rupee	Citibank	9/3/14	12,790,000	213,831	209,360	(4,471)
Indian Rupee	JPMorgan Chase	9/23/14	5,537,000	90,939	90,138	(801)
Indian Rupee	Deutsche Bank	9/26/14	4,760,000	78,097	77,425	(672)
Indian Rupee	Deutsche Bank	9/30/14	12,693,333	208,064	206,262	(1,802)
Korean Won	Bank of America	8/12/14	107,316,160	104,633	106,040	1,407
Korean Won	Bank of America	8/12/14	72,600,000	70,213	71,737	1,524
Korean Won	Bank of America	8/12/14	15,938,991	14,636	15,749	1,113
Korean Won	Credit Suisse First Boston	8/12/14	68,843,156	66,074	68,024	1,950
Korean Won	Credit Suisse First Boston	8/12/14	25,394,035	24,804	25,092	288
Korean Won	HSBC Bank	8/12/14	58,777,014	57,193	58,078	885
Korean Won	HSBC Bank	9/26/14	317,000,000	290,027	313,108	23,081
Korean Won	JPMorgan Chase	5/15/15	258,825,900	249,015	254,808	5,793
Korean Won	JPMorgan Chase	5/18/15	44,818,000	43,045	44,121	1,076
Korean Won	JPMorgan Chase	5/20/15	213,852,600	205,095	210,522	5,427
Korean Won	JPMorgan Chase	5/21/15	270,144,000	259,879	265,934	6,055
Korean Won	Deutsche Bank	6/29/15	316,000,000	305,196	310,962	5,766
Malaysian Ringgit	JPMorgan Chase	7/2/14	1,976,500	606,482	615,828	9,346
Malaysian Ringgit	Deutsche Bank	7/3/14	177,180	54,999	55,192	193
Malaysian Ringgit	HSBC Bank	8/6/14	110,000	32,573	34,174	1,601
Malaysian Ringgit	HSBC Bank	8/7/14	110,000	32,802	34,172	1,370
Malaysian Ringgit	HSBC Bank	8/11/14	170,000	50,790	52,794	2,004
Malaysian Ringgit	Deutsche Bank	9/18/14	964,663	290,947	298,698	7,751
Malaysian Ringgit	HSBC Bank	10/24/14	812,462	250,915	250,879	(36)
Malaysian Ringgit	Barclays Bank	10/27/14	805,012	251,307	248,521	(2,786)
Malaysian Ringgit	JPMorgan Chase	10/31/14	359,000	112,258	110,795	(1,463)
Malaysian Ringgit	Deutsche Bank	11/19/14	62,320	19,124	19,205	81
Malaysian Ringgit	HSBC Bank	11/20/14	39,000	11,978	12,018	40
Malaysian Ringgit	JPMorgan Chase	1/8/15	86,100	25,695	26,432	737
Malaysian Ringgit	JPMorgan Chase	1/9/15	46,000	13,738	14,121	383
Malaysian Ringgit	JPMorgan Chase	1/12/15	14,000	4,185	4,297	112
Malaysian Ringgit	JPMorgan Chase	2/4/15	2,661,000	786,371	815,247	28,876
Malaysian Ringgit	HSBC Bank	2/18/15	1,235,558	365,636	378,138	12,502
Malaysian Ringgit	HSBC Bank	2/23/15	720,000	214,286	220,271	5,985
Malaysian Ringgit	HSBC Bank	3/11/15	2,909,811	876,740	889,130	12,390
Malaysian Ringgit	JPMorgan Chase	3/12/15	735,120	219,819	224,608	4,789
Malaysian Ringgit	HSBC Bank	3/31/15	500,000	148,907	152,551	3,644
Malaysian Ringgit	JPMorgan Chase	4/2/15	2,190,750	664,068	668,302	4,234
Malaysian Ringgit	HSBC Bank	4/10/15	340,000	102,087	103,657	1,570
Malaysian Ringgit	Deutsche Bank	5/19/15	2,093,018	635,017	636,223	1,206
Malaysian Ringgit	JPMorgan Chase	7/2/15	988,250	301,719	299,560	(2,159)
Mexican Peso	Citibank	7/10/14	3,689,235	277,957	284,177	6,220
Mexican Peso	HSBC Bank	9/3/14	11,644,900	849,807	893,657	43,850
Mexican Peso	HSBC Bank	9/10/14	10,223,640	766,390	784,215	17,825
Mexican Peso	Deutsche Bank	10/14/14	19,592,000	1,446,972	1,499,421	52,449
Mexican Peso	Citibank	10/22/14	6,418,829	487,707	490,990	3,283

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Mexican Peso	HSBC Bank	11/7/14	27,672,950	$2,050,000	$2,114,547	$64,547
Mexican Peso	Citibank	12/16/14	3,316,000	249,868	252,734	2,866
Mexican Peso	Citibank	12/18/14	1,589,750	119,413	121,149	1,736
Mexican Peso	Citibank	1/12/15	3,813,785	284,187	290,160	5,973
Mexican Peso	Citibank	3/13/15	1,070,200	80,660	81,104	444
Mexican Peso	JPMorgan Chase	3/13/15	28,297,935	2,079,507	2,144,534	65,027
Mexican Peso	Citibank	3/17/15	903,100	66,154	68,423	2,269
Mexican Peso	Citibank	3/24/15	2,637,800	192,963	199,759	6,796
Mexican Peso	HSBC Bank	5/19/15	51,197,819	3,831,999	3,862,951	30,952
Mexican Peso	Citibank	6/8/15	2,731,280	205,085	205,808	723
Mexican Peso	Citibank	6/9/15	2,728,000	205,693	205,547	(146)
Mexican Peso	Citibank	6/12/15	5,548,030	414,899	417,946	3,047
Mexican Peso	Citibank	6/15/15	2,384,400	178,513	179,587	1,074
Mexican Peso	Citibank	6/22/15	2,146,000	160,293	161,557	1,264
Phillipine Peso	JPMorgan Chase	7/11/14	9,520,000	218,178	218,103	(75)
Phillipine Peso	Deutsche Bank	7/18/14	28,970,800	668,871	663,631	(5,240)
Phillipine Peso	JPMorgan Chase	9/25/14	3,020,000	68,802	69,092	290
Phillipine Peso	JPMorgan Chase	12/29/14	440,000	10,010	10,050	40
Phillipine Peso	JPMorgan Chase	6/25/15	6,140,000	139,362	140,055	693
Phillipine Peso	Deutsche Bank	6/26/15	16,461,720	373,062	375,495	2,433
Phillipine Peso	JPMorgan Chase	6/29/15	4,900,000	111,341	111,770	429
Phillipine Peso	JPMorgan Chase	7/1/15	9,520,000	217,630	217,153	(477)
Singapore Dollar	JPMorgan Chase	7/24/14	348,966	273,155	279,936	6,781
Singapore Dollar	Deutsche Bank	8/7/14	123,000	96,971	98,670	1,699
Singapore Dollar	HSBC Bank	8/7/14	123,000	97,003	98,670	1,667
Singapore Dollar	Barclays Bank	8/12/14	34,819	27,412	27,932	520
Singapore Dollar	Deutsche Bank	8/12/14	246,000	194,374	197,340	2,966
Singapore Dollar	Barclays Bank	8/18/14	103,000	81,102	82,626	1,524
Singapore Dollar	Deutsche Bank	8/19/14	77,000	60,735	61,769	1,034
Singapore Dollar	HSBC Bank	8/19/14	77,000	60,745	61,769	1,024
Singapore Dollar	Deutsche Bank	8/27/14	172,000	134,554	137,978	3,424
Singapore Dollar	HSBC Bank	9/15/14	215,700	170,030	173,037	3,007
Singapore Dollar	HSBC Bank	9/19/14	252,000	199,052	202,158	3,106
Singapore Dollar	HSBC Bank	11/7/14	3,474,156	2,800,000	2,787,198	(12,802)
Singapore Dollar	Deutsche Bank	11/28/14	66,000	52,557	52,951	394
Singapore Dollar	JPMorgan Chase	12/19/14	156,000	124,581	125,161	580
Singapore Dollar	HSBC Bank	12/22/14	190,000	151,636	152,440	804
Singapore Dollar	HSBC Bank	2/18/15	77,000	60,918	61,789	871
Singapore Dollar	HSBC Bank	3/13/15	499,540	394,270	400,886	6,616
Singapore Dollar	Citibank	5/18/15	260,154	208,332	208,819	487
Singapore Dollar	Deutsche Bank	5/19/15	77,000	61,632	61,806	174
Singapore Dollar	HSBC Bank	5/19/15	167,000	133,664	134,047	383
Singapore Dollar	JPMorgan Chase	5/19/15	60,863	48,706	48,853	147
Singapore Dollar	JPMorgan Chase	5/20/15	229,983	183,824	184,602	778
Singapore Dollar	Deutsche Bank	5/29/15	66,000	52,579	52,978	399
Swedish Krona	Deutsche Bank	8/19/14	20,440,000	3,105,911	3,058,366	(47,545)
Swiss Franc	Bank of America	8/12/14	10,789	12,107	12,174	67
Swiss Franc	Credit Suisse First Boston	8/12/14	6,715	7,520	7,577	57
Swiss Franc	Deutsche Bank	8/12/14	12,300	13,752	13,879	127
Swiss Franc	HSBC Bank	8/12/14	2,410	2,718	2,719	1
Swiss Franc	State Street Bank	8/12/14	11,341	12,704	12,797	93

				$50,773,539	$50,927,012	$153,473

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

At June 30, 2014, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Hungarian Forint/European Euro	JPMorgan Chase	43,445,000 HUF	143,312 EUR	$193,385	$188,724	$(4,661)
Hungarian Forint/European Euro	JPMorgan Chase	34,778,000 HUF	113,565 EUR	153,593	151,437	(2,156)
Hungarian Forint/European Euro	Deutsche Bank	88,267,600 HUF	276,614 EUR	386,003	394,105	8,102
Hungarian Forint/European Euro	JPMorgan Chase	26,454,170 HUF	82,915 EUR	115,687	118,097	2,410
Hungarian Forint/European Euro	JPMorgan Chase	44,259,000 HUF	139,192 EUR	194,587	197,967	3,380
Hungarian Forint/European Euro	JPMorgan Chase	44,021,000 HUF	138,444 EUR	193,541	196,903	3,362
Polish Zloty/European Euro	Deutsche Bank	700,000 PLN	163,540 EUR	225,035	229,895	4,860
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	54,509 EUR	74,401	75,480	1,079
Polish Zloty/European Euro	Barclays Bank	233,000 PLN	54,477 EUR	74,396	75,515	1,119
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	54,721 EUR	74,430	75,192	762
Polish Zloty/European Euro	Morgan Stanley	91,000 PLN	21,321 EUR	29,245	29,455	210
Swedish Krona/European Euro	Deutsche Bank	5,900,000 SEK	641,179 EUR	874,934	879,225	4,291
Swedish Krona/European Euro	Deutsche Bank	4,380,000 SEK	494,552 EUR	680,545	658,077	(22,468)

				$3,269,782	$3,270,072	$290

Over-the-Counter Interest Rate Swap Agreements

At June 30, 2014, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (Local)	Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month U.S. Dollar LIBOR BBA	3.018%	8/22/23	JPMorgan Chase	3,910,000 USD	$(207,657)	$(207,657)
Receive	3-Month U.S. Dollar LIBOR BBA	3.848%	8/22/43	JPMorgan Chase	2,230,000 USD	(264,525)	(264,525)

						$(472,182)	$(472,182)

See accompanying notes to the financial statements.

AZL Franklin Templeton Founding Strategy Plus Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$714,200,220

Investment securities, at value*	$824,445,315
Cash	184,813
Segregated cash for collateral	570,000
Interest and dividends receivable	4,364,511
Foreign currency, at value (cost $1,471,792)	1,489,434
Unrealized appreciation on forward currency contracts	1,181,890
Receivable for capital shares issued	428,208
Receivable for investments sold	2,876,848
Reclaims receivable	208,161
Prepaid expenses	3,148

Total Assets	835,752,328

Liabilities:
Unrealized depreciation on forward currency contracts	2,215,787
Payable for investments purchased	3,268,646
Payable for capital shares redeemed	672,847
Unrealized depreciation on swap agreements	472,182
Payable for collateral received on loaned securities	19,090,906
Manager fees payable	462,474
Administration fees payable	22,889
Distribution fees payable	165,169
Custodian fees payable	73,496
Administrative and compliance services fees payable	1,841
Trustee fees payable	4,243
Other accrued liabilities	20,622

Total Liabilities	26,471,102

Net Assets	$809,281,226

Net Assets Consist of:
Capital	$651,263,410
Accumulated net investment income/(loss)	24,097,166
Accumulated net realized gains/(losses) from investment transactions	25,161,219
Net unrealized appreciation/(depreciation) on investments	108,759,431

Net Assets	$809,281,226

Shares of beneficial interest (unlimited number of shares authorized, no par value)	55,141,470
Net Asset Value (offering and redemption price per share)	$14.68

*	Includes securities on loan of 18,548,434.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$10,898,453
Interest	5,501,510
Income from securities lending	153,758
Foreign withholding tax	(468,772)

Total Investment Income	16,084,949

Expenses:
Manager fees	2,623,884
Administration fees	133,805
Distribution fees	937,099
Custodian fees	135,512
Administrative and compliance services fees	5,699
Trustee fees	17,703
Professional fees	16,925
Shareholder reports	15,428
Other expenses	8,531

Total expenses before reduction	3,894,586
Less expenses paid indirectly	(659)

Net expenses	3,893,927

Net Investment Income/(Loss)	12,191,022

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	13,507,428
Net realized gains/(losses) on options contracts	(161,366)
Net realized gains/(losses) on forward currency contracts	(615,107)
Change in net unrealized appreciation/depreciation on investments	19,147,032

Net Realized/Unrealized Gains/(Losses) on Investments	31,877,987

Change in Net Assets Resulting From Operations	$44,069,009

See accompanying notes to the financial statements.

Statements of Change In Net Assets

	AZL Franklin Templeton Founding Strategy Plus Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$12,191,022	$11,578,127
Net realized gains/(losses) on investment transactions	12,730,955	12,463,128
Change in unrealized appreciation/depreciation on investments	19,147,032	66,386,266

Change in net assets resulting from operations	44,069,009	90,427,521

Dividends to Shareholders:
From net investment income	—	(9,755,765)
From net realized gains	—	(4,135,980)

Change in net assets resulting from dividends to shareholders	—	(13,891,745)

Capital Transactions:
Proceeds from shares issued	87,750,292	286,382,484
Proceeds from dividends reinvested	—	13,891,744
Value of shares redeemed	(33,751,605)	(75,479,718)

Change in net assets resulting from capital transactions	53,998,687	224,794,510

Change in net assets	98,067,696	301,330,286
Net Assets:
Beginning of period	711,213,530	409,883,244

End of period	$809,281,226	$711,213,530

Accumulated net investment income/(loss)	$24,097,166	$11,906,144

Share Transactions:
Shares issued	6,242,270	21,891,005
Dividends reinvested	—	1,063,686
Shares redeemed	(2,419,385)	(5,767,982)

Change in shares	3,822,885	17,186,709

See accompanying notes to the financial statements.

AZL Franklin Templeton Founding Strategy Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	October 23, 2009 to December 31, 2009 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.86		$12.01	$10.75	$10.99	$10.20	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.21		0.15	0.27	0.23	0.20	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.61		2.01	1.31	(0.43)	0.82	0.21

Total from Investment Activities	0.82		2.16	1.58	(0.20)	1.02	0.25

Dividends to Shareholders From:
Net Investment Income	—		(0.22)	(0.27)	(0.02)	(0.18)	(0.05)
Net Realized Gains	—		(0.09)	(0.05)	(0.02)	(0.05)	—

Total Dividends	—		(0.31)	(0.32)	(0.04)	(0.23)	(0.05)

Net Asset Value, End of Period	$14.68		$13.86	$12.01	$10.75	$10.99	$10.20

Total Return(b)	5.92	%(c)	18.12%	14.78%	(1.83)%	10.02%	2.45	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$809,281		$711,214	$409,883	$302,592	$156,980	$54,952
Net Investment Income/(Loss)(d)	3.25%		2.10%	2.80%	2.90%	3.13%	2.11%
Expenses Before Reductions(d)(e)	1.04%		1.05%	1.09%	1.16%	1.25%	1.20%
Expenses Net of Reductions(d)	1.04%		1.05%	1.09%	1.16%	1.19%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.04%		1.05%	1.09%	1.16%	1.19%	1.20%
Portfolio Turnover Rate	11	%(c)	24%	19%	17%	17%	2	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract changes. If these charges were included, the returns would have been lower.

(c)	Not Annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Franklin Templeton Founding Strategy Plus Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Structured Notes

The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $24.4 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $15,023 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2014, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $196.8 million as of June 30, 2014. The monthly average amount for these contracts was $170.2 million for the period ended June 30, 2014.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2014, the Fund used written call options to hedge against security prices (equity risk). A stock index fluctuates with changes in the fair values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses, if any, are reported as “Net realized gains/(losses) on options contracts” on the Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2014:

	Number of Contracts	Cost
Options outstanding at December 31, 2013	152	$112,029
Options purchased	98	49,336
Options exercised	—	—
Options expired	—	—
Options closed	(250)	(161,366)

Options outstanding at June 30, 2014	—	$—

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2014, the Fund entered into interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The gross notional amount of interest rate swaps outstanding was $6.1 million as of June 30, 2014. The monthly average gross notional amount of interest rate swaps was $6.1 million for the period ended June 30, 2014.

Summary of Derivative Instruments

The following is a summary of the fair values of Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Interest Rate Risk Exposure

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$472,182

Foreign Exchange Rate Risk Exposure

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	1,181,890	Unrealized depreciation on forward currency contracts	2,215,787

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the June 30, 2014:

	Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized as a Result from Operations
	Net Realized Gains/(Losses) on Swap Agreements	Net Realized Gains/(Losses) on Option Contracts	Net Realized Gains/(Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure	$—	$(161,366)	$—	$13,989
Interest Rate Risk Exposure	—	—	—	(371,524)
Foreign Exchange Rate Risk Exposure	—	—	615,107	(952,672)

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2014. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014.

As of June 30, 2014, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward currency contracts	$1,181,890	$2,215,787
Swap agreements	—	472,182

Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,181,890	2,687,969
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(545,606)	(1,283,694)

Total assets and liabilities subject to a MNA	$636,284	$1,404,275

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2014:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Barclays Bank	$219,019	$(219,019)	$—	$—	$—
Citibank	124,108	(124,108)	—	—	—
JPMorgan Chase	293,157	(293,157)	—	—	—

Total	$636,284	$(636,284)	$—	$—	$—

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral pledged by the Fund as of June 30, 2014:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Barclays Bank	$353,684	$(219,019)	$—	$—	$134,665
Citibank	428,253	(124,108)	—	(300,000)	4,145
JPMorgan Chase	622,338	(293,157)	—	(270,000)	59,181

Total	$1,404,275	$(636,284)	$—	$(570,000)	$197,991

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained three independent money management organizations (the “Subadviser”), Franklin Advisers, Inc. (“Advisers”), Franklin Mutual Advisers, LLC (“Franklin Mutual”) and Templeton Global Advisors Limited (“Global Advisors”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreements with the Manager and Advisers, the Manager and Franklin Mutual, and the Manager and Global Advisors, and the Trust, Advisers, Franklin Mutual and Global Advisors provide investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Franklin Templeton Founding Strategy Plus Fund	0.70%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $4,282 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Aerospace & Defense	$4,988,401	$650,379	$—	$5,638,780
Air Freight & Logistics	2,362,033	1,845,342	—	4,207,375
Airlines	—	4,868,909	—	4,868,909
Auto Components	—	3,226,377	—	3,226,377
Automobiles	3,743,592	4,954,583	—	8,698,175
Banks	25,631,174	17,378,854	—	43,010,028
Capital Markets	2,803,561	4,532,708	—	7,336,269
Chemicals	7,893,437	2,818,798	—	10,712,235
Commercial Services & Supplies	1,809,117	1,592,666	—	3,401,783
Communications Equipment	6,541,774	1,764,925	—	8,306,699
Construction & Engineering	—	1,235,472	—	1,235,472
Construction Materials	—	2,844,469	—	2,844,469
Diversified Financial Services	5,698,629	4,229,811	—	9,928,440
Diversified Telecommunication Services	4,078,431	8,780,910	—	12,859,341
Electric Utilities	12,677,266	135,491	—	12,812,757
Electrical Equipment	—	1,034,501	—	1,034,501
Energy Equipment & Services	14,384,229	1,757,839	—	16,142,068
Food & Staples Retailing	10,478,950	5,108,936	—	15,587,886
Food Products	—	387,502	—	387,502
Health Care Equipment & Supplies	10,008,709	2,054,315	—	12,063,024
Industrial Conglomerates	2,347,855	3,089,268	—	5,437,123
Insurance	17,867,101	9,847,203	—	27,714,304
Life Sciences Tools & Services	—	777,563	—	777,563
Machinery	4,437,294	1,256,070	—	5,693,364
Marine	—	3,170,478	—	3,170,478
Media	18,525,310	4,147,843	—	22,673,153
Metals & Mining	12,030,568	7,699,962	—	19,730,530
Multiline Retail	3,636,257	1,138,231	—	4,774,488
Oil, Gas & Consumable Fuels	35,412,509	23,264,628	—	58,677,137
Pharmaceuticals	34,525,699	14,351,942	—	48,877,641
Professional Services	—	379,335	—	379,335
Real Estate Management & Development	50,092	—	99,851	149,943
Semiconductors & Semiconductor Equipment	3,160,231	7,451,641	—	10,611,872
Software	16,349,286	931,427	—	17,280,713
Sovereign Bonds	—	510,519	—	510,519
Specialty Retail	1,049,751	2,545,140	—	3,594,891
Technology Hardware, Storage & Peripherals	14,967,429	1,650,003	—	16,617,432
Tobacco	6,010,065	5,926,836	—	11,936,901
Wireless Telecommunication Services	4,106,260	4,474,931	—	8,581,191
Other Common Stocks+	31,251,819	—	—	31,251,819
Preferred Stocks
Automobiles	—	1,537,757	—	1,537,757
Other Preferred Stocks+	675,053	—	—	675,053
Convertible Preferred Stocks
Banks	—	504,660	—	504,660
Commercial Services & Supplies	—	62,105	—	62,105
Oil, Gas & Consumable Fuels	—	513,656	—	513,656
Real Estate Investment Trusts (REITs)	—	65,469	—	65,469
Other Convertible Preferred Stocks+	1,357,007	—	—	1,357,007
Convertible Bonds+	—	5,673,508	—	5,673,508
Floating Rate Loans+	—	4,756,507	—	4,756,507
Equity-Linked Securities	—	1,139,488	—	1,139,488
Corporate Bonds
Independent Power and Renewable Electricity Producers	—	4,303,950	—^	4,303,950
Media	—	9,012,305	—	9,012,305
Other Corporate Bonds+	—	45,519,327	—	45,519,327
Foreign Bonds+	—	130,813,103	—	130,813,103

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Yankee Dollars+	$—	$29,043,446	$—	$29,043,446
Municipal Bond	—	500,726	—	500,726
U.S. Treasury Obligations	—	6,999,651	—	6,999,651
U.S. Government Agency Mortgages	—	34,000,000	—	34,000,000
Securities Held as Collateral for Securities on Loan	—	19,090,906	—	19,090,906
Unaffiliated Investment Company	46,134,204	—	—	46,134,204

Total Investment Securities	$366,993,093	$457,352,371	$99,851	$824,445,315

Other Financial Instruments:*
Forward Currency Contracts	—	(1,033,897)	—	(1,033,897)
Interest Rate Swaps	—	(472,182)	—	(472,182)

Total Investments	$366,993,093	$455,846,292	$99,851	$822,939,236

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments

*	Other Financial Instruments would include any derivative instruments, such as Forward Currency Contracts and Swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2014.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are represented when there are significant level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Franklin Templeton Founding Strategy Plus Fund	$122,451,201	$71,417,037

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2014, all restricted securities were deemed liquid (except as noted below). The illiquid restricted securities held as of June 30, 2014 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Canary Wharf Group plc	2/19/10	$63,209	13,131	$99,851	0.01%
Dynegy Holdings, Inc., 7.50%, 6/1/15	10/1/12	—	$410,000	—	—%
Dynegy Holdings, Inc., 8.38%, 5/1/16	10/1/12	—	50,000	—	—%
Dynegy Holdings, Inc., 7.75%, 6/1/19	10/1/12	—	170,000	—	—%
Tribune Co.	12/31/12	—	5,213	—	—%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $714,215,505. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$119,607,784
Unrealized depreciation	(9,377,974)

Net unrealized appreciation depreciation	$110,229,810

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Franklin Templeton Founding Strategy Plus Fund	$11,523,700	$2,368,045	$13,891,745

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Franklin Templeton Founding Strategy Plus Fund	$14,780,659	$10,598,973	$—	$88,569,175	$113,948,807

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Gateway Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 7

Statement of Operations Page 7

Statements of Changes in Net Assets Page 8

Financial Highlights Page 9

Notes to the Financial Statements Page 10

Other Information Page 16

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Gateway Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Gateway Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Gateway Fund	$1,000.00	$1,023.20	$5.52	1.10%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Gateway Fund	$1,000.00	$1,019.34	$5.51	1.10%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	20.3%
Financials	14.9
Health Care	13.0
Consumer Discretionary	11.5
Industrials	10.8
Energy	10.5
Consumer Staples	9.2
Materials	3.8
Utilities	3.1
Telecommunication Services	2.2

Total Common Stock	99.3
Money Market	2.6
Purchased Options	0.2

Total Investment Securities	102.1
Net other assets (liabilities)	(2.1)

Net Assets	100.0%

1

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks+ (99.3%):
Aerospace & Defense (2.6%):
12,090	Boeing Co. (The)	$1,538,211
16,875	Honeywell International, Inc.	1,568,531
8,680	Raytheon Co.	800,730
14,530	United Technologies Corp.	1,677,488

		5,584,960

Air Freight & Logistics (0.8%):
17,525	United Parcel Service, Inc., Class B	1,799,117

Auto Components (0.1%):
4,275	Cooper Tire & Rubber Co.	128,250

Automobiles (0.3%):
42,310	Ford Motor Co.	729,424

Banks (5.5%):
4,455	Associated Banc-Corp.	80,546
124,885	Bank of America Corp.	1,919,482
41,468	Citigroup, Inc.	1,953,143
3,430	FirstMerit Corp.	67,743
51,495	JPMorgan Chase & Co.	2,967,142
4,600	Old National Bancorp	65,688
28,955	U.S. Bancorp	1,254,331
74,155	Wells Fargo & Co.	3,897,586

		12,205,661

Beverages (2.2%):
52,735	Coca-Cola Co. (The)	2,233,855
4,113	Monster Beverage Corp.*	292,146
24,720	PepsiCo, Inc.	2,208,485

		4,734,486

Biotechnology (3.0%):
1,275	Alexion Pharmaceuticals, Inc.*	199,219
13,815	Amgen, Inc.	1,635,282
3,775	Biogen Idec, Inc.*	1,190,295
8,900	Celgene Corp.*	764,332
25,390	Gilead Sciences, Inc.*	2,105,085
1,000	Regeneron Pharmaceuticals, Inc.*	282,470
2,440	Vertex Pharmaceuticals, Inc.*	231,019

		6,407,702

Capital Markets (2.2%):
300	Affiliated Managers Group, Inc.*	61,620
42,490	Charles Schwab Corp. (The)	1,144,255
9,300	Eaton Vance Corp.	351,447
6,665	Goldman Sachs Group, Inc. (The)	1,115,988
12,970	Legg Mason, Inc.	665,491
23,365	Morgan Stanley	755,390
9,600	TD Ameritrade Holding Corp.	300,960
6,200	Waddell & Reed Financial, Inc., Class A	388,058

		4,783,209

Chemicals (2.4%):
21,255	Dow Chemical Co. (The)	1,093,781
14,420	E.I. du Pont de Nemours and Co.	943,645
7,665	Eastman Chemical Co.	669,538
8,645	LyondellBasell Industries NV, Class A	844,184
6,965	Monsanto Co.	868,814
9,605	Olin Corp.	258,567
1,925	Potash Corp. of Saskatchewan, Inc.	73,073
8,360	RPM International, Inc.	386,065

		5,137,667

Shares		Fair Value
Common Stocks+, continued
Commercial Services & Supplies (0.6%):
5,320	ADT Corp. (The)	$185,881
9,890	R.R. Donnelley & Sons Co.	167,734
9,240	Tyco International, Ltd.	421,344
11,765	Waste Management, Inc.	526,249

		1,301,208

Communications Equipment (1.7%):
69,845	Cisco Systems, Inc.	1,735,648
6,174	Motorola Solutions, Inc.	411,003
16,045	QUALCOMM, Inc.	1,270,764
9,895	Telefonaktiebolaget LM Ericsson, Sponsored ADR	119,532

		3,536,947

Consumer Finance (1.0%):
15,510	American Express Co.	1,471,434
12,030	Discover Financial Services	745,619

		2,217,053

Containers & Packaging (0.5%):
6,615	Avery Dennison Corp.	339,019
12,440	MeadWestvaco Corp.	550,594
3,060	Sonoco Products Co.	134,426

		1,024,039

Distributors (0.3%):
7,560	Genuine Parts Co.	663,768

Diversified Financial Services (1.6%):
20,305	Berkshire Hathaway, Inc., Class B*	2,569,801
8,535	CME Group, Inc.	605,558
1,010	IntercontinentalExchange, Inc.	190,789

		3,366,148

Diversified Telecommunication Services (2.2%):
68,570	AT&T, Inc.	2,424,635
17,889	Frontier Communications Corp.	104,472
44,010	Verizon Communications, Inc.	2,153,409

		4,682,516

Electric Utilities (1.3%):
6,425	American Electric Power Co., Inc.	358,322
20,696	Duke Energy Corp.	1,535,437
2,070	Hawaiian Electric Industries, Inc.	52,412
8,495	OGE Energy Corp.	331,985
18,565	Pepco Holdings, Inc.	510,166

		2,788,322

Electrical Equipment (1.1%):
14,205	Eaton Corp. plc	1,096,342
14,815	Emerson Electric Co.	983,124
2,695	Hubbell, Inc., Class B	331,889

		2,411,355

Electronic Equipment, Instruments & Components (0.5%):
25,555	Corning, Inc.	560,932
7,125	TE Connectivity, Ltd.	440,610

		1,001,542

Energy Equipment & Services (2.7%):
9,575	Baker Hughes, Inc.	712,859
1,570	CARBO Ceramics, Inc.	241,968
3,225	Diamond Offshore Drilling, Inc.	160,057

Continued

2

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Energy Equipment & Services, continued
21,450	Halliburton Co.	$1,523,164
13,210	Patterson-UTI Energy, Inc.	461,557
1,350	Rowan Cos. plc, Class A	43,106
22,781	Schlumberger, Ltd.	2,687,019
1,400	Seadrill, Ltd.	55,930
1,145	Tidewater, Inc.	64,292

		5,949,952

Food & Staples Retailing (1.9%):
22,310	CVS Caremark Corp.	1,681,505
12,350	Walgreen Co.	915,506
20,105	Wal-Mart Stores, Inc.	1,509,282

		4,106,293

Food Products (1.4%):
19,555	ConAgra Foods, Inc.	580,392
13,565	Kraft Foods Group, Inc.	813,222
41,495	Mondelez International, Inc., Class A	1,560,627

		2,954,241

Gas Utilities (0.3%):
1,451	AGL Resources, Inc.	79,849
5,005	National Fuel Gas Co.	391,891
2,915	One Gas, Inc.	110,041
3,500	WGL Holdings, Inc.	150,850

		732,631

Health Care Equipment & Supplies (2.0%):
26,325	Abbott Laboratories	1,076,693
12,135	Baxter International, Inc.	877,361
36,105	Boston Scientific Corp.*	461,061
7,540	Covidien plc	679,957
570	Intuitive Surgical, Inc.*	234,726
17,325	Medtronic, Inc.	1,104,641

		4,434,439

Health Care Providers & Services (2.0%):
12,694	Aetna, Inc.	1,029,230
10,245	Express Scripts Holding Co.*	710,286
3,545	HCA Holdings, Inc.*	199,867
1,050	Patterson Cos., Inc.	41,486
2,000	Quest Diagnostics, Inc.	117,380
16,605	UnitedHealth Group, Inc.	1,357,458
3,915	Universal Health Services, Inc., Class B	374,900
4,420	WellPoint, Inc.	475,636

		4,306,243

Hotels, Restaurants & Leisure (1.6%):
14,810	International Game Technology	235,627
5,300	Las Vegas Sands Corp.	403,966
15,880	McDonald’s Corp.	1,599,752
7,945	Melco Crown Entertainment, Ltd., Sponsored ADR	283,716
10,165	MGM Resorts International*	268,356
1,485	Tim Hortons, Inc.	81,274
5,715	Wendy’s Co. (The)	48,749
2,495	Wynn Resorts, Ltd.	517,862

		3,439,302

Shares		Fair Value
Common Stocks+, continued
Household Durables (0.9%):
13,485	Leggett & Platt, Inc.	$462,265
14,425	Newell Rubbermaid, Inc.	447,031
12,040	Toll Brothers, Inc.*	444,276
3,995	Tupperware Brands Corp.	334,382
2,515	Whirlpool Corp.	350,138

		2,038,092

Household Products (2.0%):
14,135	Colgate-Palmolive Co.	963,724
7,370	Kimberly-Clark Corp.	819,691
31,105	Procter & Gamble Co. (The)	2,444,543

		4,227,958

Industrial Conglomerates (2.3%):
9,495	3M Co.	1,360,064
136,155	General Electric Co.	3,578,153

		4,938,217

Insurance (2.7%):
2,525	AEGON NV, NYS, Sponsored ADR, Registered Shares	22,144
6,400	AFLAC, Inc.	398,400
13,705	Allstate Corp. (The)	804,758
21,920	American International Group, Inc.	1,196,393
4,445	Aon plc	400,450
6,800	Arthur J. Gallagher & Co.	316,880
9,115	Fidelity National Financial, Inc., Class A	298,607
11,060	Lincoln National Corp.	568,926
13,240	Marsh & McLennan Cos., Inc.	686,097
12,620	Old Republic International Corp.	208,735
6,795	Principal Financial Group, Inc.	343,012
5,010	Travelers Cos., Inc. (The)	471,291
8,960	XL Group plc	293,261

		6,008,954

Internet & Catalog Retail (1.1%):
6,345	Amazon.com, Inc.*	2,060,729
457	Lands’ End, Inc.*	15,346
875	Netflix, Inc.*	385,525

		2,461,600

Internet Software & Services (3.7%):
5,365	Akamai Technologies, Inc.*	327,587
1,240	Baidu, Inc., Sponsored ADR*	231,645
18,940	eBay, Inc.*	948,136
15,500	Facebook, Inc., Class A*	1,042,995
3,825	Google, Inc., Class A*	2,236,363
3,825	Google, Inc., Class C*	2,200,446
1,175	LinkedIn Corp., Class A*	201,477
6,095	VeriSign, Inc.*	297,497
7,675	Yahoo!, Inc.*	269,623

		7,755,769

IT Services (3.5%):
16,710	Automatic Data Processing, Inc.	1,324,769
4,185	Broadridge Financial Solutions, Inc.	174,263
13,065	Cognizant Technology Solutions Corp., Class A*	639,009
9,140	Fidelity National Information Services, Inc.	500,324
11,385	International Business Machines Corp.	2,063,760
21,440	Paychex, Inc.	891,046

Continued

3

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
IT Services, continued
7,910	Visa, Inc., Class A	$1,666,716
19,730	Western Union Co.	342,118

		7,602,005

Leisure Products (0.3%):
17,575	Mattel, Inc.	684,898

Machinery (2.5%):
7,700	Caterpillar, Inc.	836,759
6,570	Cummins, Inc.	1,013,685
5,780	Deere & Co.	523,379
6,320	Parker Hannifin Corp.	794,614
5,579	Pentair plc	402,357
2,870	Snap-On, Inc.	340,152
4,595	SPX Corp.	497,225
6,880	Stanley Black & Decker, Inc.	604,202
5,095	Timken Co.	345,645

		5,358,018

Media (3.6%):
26,050	Comcast Corp., Class A	1,398,364
4,088	Liberty Global plc, Series C*	172,963
1,459	Liberty Global plc, Class A*	64,517
6,311	News Corp., Class B*	110,127
9,585	Omnicom Group, Inc.	682,644
62,395	Sirius XM Holdings, Inc.*	215,887
7,495	Time Warner Cable, Inc.	1,104,014
20,390	Time Warner, Inc.	1,432,397
2,573	Time, Inc.*	62,318
28,775	Walt Disney Co. (The)	2,467,168

		7,710,399

Metals & Mining (0.9%):
20,660	Alcoa, Inc.	307,627
19,545	Freeport-McMoRan Copper & Gold, Inc.	713,393
9,705	Nucor Corp.	477,971
2,300	Silver Wheaton Corp.	60,421
5,309	Southern Copper Corp.	161,234
13,000	Steel Dynamics, Inc.	233,350
3,095	Worthington Industries, Inc.	133,209

		2,087,205

Multiline Retail (0.8%):
2,270	J.C. Penney Co., Inc.*	20,544
11,265	Macy’s, Inc.	653,594
7,250	Nordstrom, Inc.	492,493
1,545	Sears Holdings Corp.*	61,738
9,585	Target Corp.	555,451

		1,783,820

Multi-Utilities (1.5%):
16,640	Ameren Corp.	680,243
14,480	CenterPoint Energy, Inc.	369,819
14,010	Consolidated Edison, Inc.	808,937
5,715	Integrys Energy Group, Inc.	406,508
22,410	Public Service Enterprise Group, Inc.	914,105

		3,179,612

Shares		Fair Value
Common Stocks+, continued
Oil, Gas & Consumable Fuels (7.8%):
18,275	Chesapeake Energy Corp.	$567,987
26,325	Chevron Corp.	3,436,729
26,410	ConocoPhillips	2,264,129
12,790	CONSOL Energy, Inc.	589,235
55,060	Exxon Mobil Corp.	5,543,440
3,700	HollyFrontier Corp.	161,653
16,345	Occidental Petroleum Corp.	1,677,487
11,560	ONEOK, Inc.	787,005
13,005	Phillips 66	1,045,992
15,895	Southwestern Energy Co.*	723,064
3,260	Statoil ASA, Sponsored ADR	100,506
1,890	Total SA, Sponsored ADR	136,458
2,800	Valero Energy Corp.	140,280

		17,173,965

Personal Products (0.1%):
9,190	Avon Products, Inc.	134,266
1,565	Herbalife, Ltd.	101,005

		235,271

Pharmaceuticals (6.0%):
26,700	Abbvie, Inc.	1,506,948
28,170	Bristol-Myers Squibb Co.	1,366,527
16,135	Eli Lilly and Co.	1,003,113
4,160	GlaxoSmithKline plc, Sponsored ADR	222,477
35,035	Johnson & Johnson Co.	3,665,361
967	Mallinckrodt plc*	77,379
42,550	Merck & Co., Inc.	2,461,518
96,070	Pfizer, Inc.	2,851,357

		13,154,680

Professional Services (0.1%):
1,890	Dun & Bradstreet Corp.	208,278

Real Estate Investment Trusts (REITs) (1.7%):
26,640	American Capital Agency Corp.	623,642
41,030	Annaly Capital Management, Inc.	468,973
31,570	Duke Realty Corp.	573,311
6,415	Hatteras Financial Corp.	127,081
3,230	Healthcare Realty Trust, Inc.	82,107
13,770	Liberty Property Trust	522,296
11,070	Mack-Cali Realty Corp.	237,784
12,500	Senior Housing Properties Trust	303,625
13,293	Ventas, Inc.	852,081

		3,790,900

Road & Rail (0.7%):
34,610	CSX Corp.	1,066,334
13,005	Hertz Global Holdings, Inc.*	364,530

		1,430,864

Semiconductors & Semiconductor Equipment (2.9%):
18,865	Advanced Micro Devices, Inc.*	79,044
8,180	Altera Corp.	284,337
9,115	Analog Devices, Inc.	492,848
30,930	Applied Materials, Inc.	697,472
1,745	First Solar, Inc.*	124,000
68,840	Intel Corp.	2,127,156
7,990	Linear Technology Corp.	376,089

Continued

4

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Semiconductors & Semiconductor Equipment, continued
9,445	Microchip Technology, Inc.	$461,010
8,500	Micron Technology, Inc.*	280,075
12,135	NVIDIA Corp.	224,983
5,435	Skyworks Solutions, Inc.	255,228
10,210	Texas Instruments, Inc.	487,936
7,475	Xilinx, Inc.	353,642

		6,243,820

Software (3.8%):
14,140	Activision Blizzard, Inc.	315,322
12,075	Adobe Systems, Inc.*	873,747
8,395	Autodesk, Inc.*	473,310
100,620	Microsoft Corp.	4,195,853
4,580	Nuance Communications, Inc.*	85,967
47,750	Oracle Corp.	1,935,308
14,795	Symantec Corp.	338,806
5,940	TIBCO Software, Inc.*	119,810

		8,338,123

Specialty Retail (2.5%):
2,840	Abercrombie & Fitch Co., Class A	122,830
10,455	American Eagle Outfitters, Inc.	117,305
100	AutoZone, Inc.*	53,624
5,295	Best Buy Co., Inc.	164,198
5,640	Foot Locker, Inc.	286,061
9,350	Gap, Inc. (The)	388,680
21,865	Home Depot, Inc. (The)	1,770,189
8,895	L Brands, Inc.	521,781
21,735	Lowe’s Cos., Inc.	1,043,063
5,375	Tiffany & Co.	538,844
6,885	TJX Cos., Inc. (The)	365,938

		5,372,513

Shares or Contracts		Fair Value
Common Stocks+, continued
Technology Hardware, Storage & Peripherals (4.2%):
78,745	Apple, Inc.	$7,317,772
23,555	EMC Corp.	620,439
26,070	Hewlett-Packard Co.	878,038
5,785	Seagate Technology plc	328,704

		9,144,953

Thrifts & Mortgage Finance (0.2%):
20,475	New York Community Bancorp, Inc.	327,191

Tobacco (1.6%):
30,370	Altria Group, Inc.	1,273,718
18,390	Philip Morris International, Inc.	1,550,461
9,895	Reynolds American, Inc.	597,163
4,107	Vector Group, Ltd.	84,933

		3,506,275

Trading Companies & Distributors (0.1%):
3,285	GATX Corp.	219,898

Total Common Stocks (Cost $157,768,830)		215,409,753

Purchased Options (0.2%):
Total Purchased Options (Cost $968,612)		404,140

Unaffiliated Investment Company (2.6%):
5,546,098	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	5,546,098

Total Unaffiliated Investment Company (Cost $5,546,098)		5,546,098

Total Investment Securities (Cost $164,283,540)(b) — 102.1%		221,359,991
Net other assets (liabilities) — (2.1)%		(4,555,810)

Net Assets — 100.0%		$216,804,181

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

NYS—New York Shares

*	Non-income producing security.

+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

(a)	The rate represents the effective yield at June 30, 2014.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

5

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Exchange-traded options purchased as of June 30, 2014 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Put	USD	1725.00	07/19/14	188	$12,220
S&P 500 Index	Put	USD	1725.00	08/16/14	144	30,240
S&P 500 Index	Put	USD	1750.00	08/16/14	206	52,530
S&P 500 Index	Put	USD	1775.00	08/16/14	193	62,725
S&P 500 Index	Put	USD	1750.00	09/20/14	205	130,175
S&P 500 Index	Put	USD	1775.00	09/20/14	150	116,250

Total						$404,140

Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Call	USD	1930.00	07/03/14	126	$(393,120)
S&P 500 Index	Call	USD	1975.00	07/11/14	129	(45,795)
S&P 500 Index	Call	USD	1875.00	07/19/14	132	(1,139,160)
S&P 500 Index	Call	USD	1900.00	07/19/14	121	(756,250)
S&P 500 Index	Call	USD	1950.00	07/19/14	105	(214,200)
S&P 500 Index	Call	USD	1925.00	08/16/14	246	(1,183,260)
S&P 500 Index	Call	USD	1950.00	08/16/14	122	(370,880)
S&P 500 Index	Call	USD	1925.00	09/20/14	105	(603,750)

Total						$(4,706,415)

See accompanying notes to the financial statements.

6

AZL Gateway Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$164,283,540

Investment securities, at value	$221,359,991
Cash	1,593
Interest and dividends receivable	275,182
Receivable for capital shares issued	75,047
Reclaims receivable	2,575
Prepaid expenses	853

Total Assets	221,715,241

Liabilities:
Payable for capital shares redeemed	721
Written Options (Premiums received $3,316,585)	4,706,415
Manager fees payable	142,215
Administration fees payable	7,343
Distribution fees payable	44,442
Custodian fees payable	3,272
Administrative and compliance services fees payable	475
Trustee fees payable	1,017
Other accrued liabilities	5,160

Total Liabilities	4,911,060

Net Assets	$216,804,181

Net Assets Consist of:
Capital	$195,940,680
Accumulated net investment income/(loss)	3,814,863
Accumulated net realized gains/(losses) from investment transactions	(38,637,983)
Net unrealized appreciation/(depreciation) on investments	55,686,621

Net Assets	$216,804,181

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,194,959
Net Asset Value (offering and redemption price per share)	$11.92

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$2,393,508
Foreign withholding tax	(781)

Total Investment Income	2,392,727

Expenses:
Manager fees	839,944
Administration fees	30,014
Distribution fees	262,482
Custodian fees	6,246
Administrative and compliance services fees	1,561
Trustee fees	4,918
Professional fees	4,788
Shareholder reports	2,736
Other expenses	1,942

Total expenses	1,154,631

Net Investment Income/(Loss)	1,238,096

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,609,071
Net realized gains/(losses) on options contracts	(9,173,861)
Change in net unrealized appreciation/depreciation on investments	10,123,672

Net Realized/Unrealized Gains/(Losses) on Investments	3,558,882

Change in Net Assets Resulting From Operations	$4,796,978

See accompanying notes to the financial statements.

7

Statements of Changes in Net Assets

	AZL Gateway Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,238,096	$2,574,178
Net realized gains/(losses) on investment transactions	(6,564,790)	(28,154,431)
Change in unrealized appreciation/depreciation on investments	10,123,672	40,871,485

Change in net assets resulting from operations	4,796,978	15,291,232

Dividends to Shareholders:
From net investment income	—	(1,613,620)

Change in net assets resulting from dividends to shareholders	—	(1,613,620)

Capital Transactions:
Proceeds from shares issued	11,992,418	48,460,939
Proceeds from dividends reinvested	—	1,613,620
Value of shares redeemed	(12,149,073)	(21,384,395)

Change in net assets resulting from capital transactions	(156,655)	28,690,164

Change in net assets	4,640,323	42,367,776
Net Assets:
Beginning of period	212,163,858	169,796,082

End of period	$216,804,181	$212,163,858

Accumulated net investment income/(loss)	$3,814,863	$2,576,767

Share Transactions:
Shares issued	1,031,132	4,277,413
Dividends reinvested	—	142,798
Shares redeemed	(1,049,236)	(1,891,764)

Change in shares	(18,104)	2,528,447

See accompanying notes to the financial statements.

8

AZL Gateway Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	April 30, 2010 to December 31, 2010 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.65		$10.83	$10.44	$10.13	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07		0.13	0.06	0.09	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.20		0.78	0.37	0.22	0.13

Total from Investment Activities	0.27		0.91	0.43	0.31	0.20

Dividends to Shareholders From:
Net Investment Income	—		(0.09)	(0.04)	—	(0.07)

Total Dividends	—		(0.09)	(0.04)	—	(0.07)

Net Asset Value, End of Period	$11.92		$11.65	$10.83	$10.44	$10.13

Total Return(b)	2.32	%(c)	8.44%	4.15%	3.06%	1.98	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$216,804		$212,164	$169,796	$52,116	$16,217
Net Investment Income/(Loss)(d)	1.18%		1.35%	1.74%	1.37%	1.38%
Expenses Before Reductions(d)(e)	1.10%		1.11%	1.14%	1.25%	1.59%
Expenses Net of Reductions(d)	1.10%		1.10%	1.11%	1.24%	1.25%
Portfolio Turnover Rate	7	%(c)	16%	5%	12%	28	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Gateway Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

10

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2014, the Fund used written call options to hedge against security prices (equity risk). A stock index fluctuates with changes in the fair values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses, if any, are reported as “Net realized gains/(losses) on options contracts” on the Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2014:

	Number of Contracts	Cost
Options outstanding at December 31, 2013	1,122	$941,255
Options purchased	4,592	4,655,312
Options exercised	—	—
Options expired	(216)	(136,940)
Options closed	(4,412)	(4,491,015)

Options outstanding at June 30, 2014	1,086	$968,612

The Fund had the following transactions in written call and put options during the period ended June 30, 2014:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	(1,122)	$(3,078,945)
Options written	(6,778)	(17,721,911)
Options exercised	—	—
Options expired	124	230,990
Options closed	6,690	17,253,281

Options outstanding at June 30, 2014	(1,086)	$(3,316,585)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Contracts	Investment securities, at value (purchased options)	$404,140	Written options	$4,706,415

11

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on options contracts / Change in unrealized appreciation/depreciation on investments	$(9,173,861)	$1,736,895

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Gateway Investment Advisers, LLC (“Gateway”), Gateway provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Gateway Fund	0.80%	1.25%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $1,233 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

12

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied. Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$215,409,753	$—	$215,409,753
Purchased Put Options	404,140	—	404,140
Unaffiliated Investment Company	5,546,098	—	5,546,098

Total Investment Securities	$221,359,991	$—	$221,359,991

Other Financial Instruments:*
Written Options	(1,389,830)	—	(1,389,830)

Total Investments	$219,970,161	$—	$219,970,161

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Gateway Fund	$14,323,993	$19,359,059

13

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $164,903,023. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$58,658,233
Unrealized depreciation	(2,201,265)

Net unrealized appreciation depreciation	$56,456,968

As of the end of its tax year ended December 31, 2013, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2018
AZL Gateway Fund	$10,170

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Gateway Fund	$15,485,569	$19,653,046	$35,138,615

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Gateway Fund	$1,613,620	$—	$1,613,620

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Gateway Fund	$2,564,227	$—	$(35,148,785)	$48,651,081	$16,066,523

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

14

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

15

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® International Index Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 13

Statement of Operations Page 13

Statements of Changes in Net Assets Page 14

Financial Highlights Page 15

Notes to the Financial Statements Page 16

Other Information Page 22

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL International Index Fund	$1,000.00	$1,045.20	$3.85	0.76%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL International Index Fund	$1,000.00	$1,021.03	$3.81	0.76%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United Kingdom	20.0%
Japan	19.8
France	9.4
Germany	9.0
Switzerland	8.9
Australia	7.5
Spain	3.6
Netherlands	3.1
Sweden	2.9
Hong Kong	2.8
All other countries	10.8

Total Common Stock and Preferred Stock	97.8
Rights	— ^
Money Market	0.2
Securities Held as Collateral for Securities on Loan	0.1

Total Investment Securities	98.1
Net other assets (liabilities)	1.9

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.2%):
Aerospace & Defense (1.0%):
199,235	BAE Systems plc	$1,476,003
76,147	Cobham plc	406,516
36,389	European Aeronautic Defence & Space Co. NV	2,442,188
25,787	Finmeccanica SpA*	244,938
51,028	Meggitt plc	441,277
116,091	Rolls-Royce Holdings plc	2,120,030
15,915,850	Rolls-Royce Holdings plc*(a)	—
16,850	Safran SA	1,102,494
97,000	Singapore Technologies Engineering, Ltd.	295,282
5,633	Thales SA	340,403
11,763	Zodiac Aerospace	397,818

		9,266,949

Air Freight & Logistics (0.4%):
349	Bollore	226,510
60,455	Deutsche Post AG	2,186,384
39,654	Royal Mail plc*	338,336
26,648	TNT Express NV	240,885
43,939	Toll Holdings, Ltd.	211,424
23,000	Yamato Holdings Co., Ltd.	476,453

		3,679,992

Airlines (0.0%):
69,000	All Nippon Airways Co., Ltd.^	162,953
71,000	Cathay Pacific Airways, Ltd.	132,679
14,473	Deutsche Lufthansa AG, Registered Shares	310,711
9,954	easyJet plc	232,194
62,529	International Consolidated Airlines Group SA*	398,151
3,435	Japan Airlines Co., Ltd.	190,136
57,609	Qantas Airways, Ltd.*	68,493
1,900	Ryanair Holdings plc, ADR*	106,020
34,000	Singapore Airlines, Ltd.	282,414

		1,883,751

Auto Components (1.1%):
11,700	Aisin Sieki Co., Ltd.	466,416
40,000	Bridgestone Corp.	1,402,066
11,496	Compagnie Generale des Establissements Michelin SCA, Class B(b)	1,375,197
6,797	Continental AG	1,574,440
29,900	DENSO Corp.	1,430,009
100,045	GKN plc	620,758
7,000	Koito Manufacturing Co., Ltd.	179,572
11,000	NGK Spark Plug Co., Ltd.	310,935
9,600	NHK SPRING Co., Ltd.	90,147
5,300	NOK Corp.	106,737
7,027	Nokian Renkaat OYJ	274,413
15,275	Pirelli & C. SpA	244,750
9,000	Stanley Electric Co., Ltd.	235,159
10,000	Sumitomo Rubber Industries, Ltd.	144,619
15,000	The Yokohama Rubber Co., Ltd.	129,943
3,700	Toyoda Gosei Co., Ltd.	76,970
10,100	Toyota Industries Corp.	522,597
4,704	Valeo SA	630,771

		9,815,499

Shares		Fair Value
Common Stocks, continued
Automobiles (3.6%):
20,814	Bayerische Motoren Werke AG (BMW)	$2,639,932
12,000	Daihatsu Motor Co., Ltd.	213,711
59,858	Daimler AG, Registered Shares	5,605,319
53,342	Fiat SpA*	525,671
36,200	Fuji Heavy Industries, Ltd.	1,004,761
102,200	Honda Motor Co., Ltd.	3,575,518
73,000	Isuzu Motors, Ltd.	483,734
164,000	Mazda Motor Corp.	771,165
42,800	Mitsubishi Motors Corp.	473,223
154,900	Nissan Motor Co., Ltd.	1,472,273
24,514	PSA Peugeot Citroen SA*	362,977
11,815	Renault SA	1,070,228
22,200	Suzuki Motor Corp.	696,798
171,900	Toyota Motor Corp.	10,342,031
1,852	Volkswagen AG	478,824
17,100	Yamaha Motor Co., Ltd.	294,919

		30,011,084

Banks (13.4%):
77,000	Aozora Bank, Ltd.	253,352
171,827	Australia & New Zealand Banking Group, Ltd.	5,404,926
366,229	Banco Bilbao Vizcaya Argentaria SA	4,662,085
212,031	Banco de Sabadell SA	722,438
163,391	Banco Espirito Santo SA*	134,547
23,948	Banco Popolare SC*	394,527
113,075	Banco Popular Espanol SA	759,454
730,280	Banco Santander SA	7,619,838
64,650	Bank Hapoalim BM	373,549
79,080	Bank Leumi Le*	308,324
77,600	Bank of East Asia, Ltd. (The)	322,098
1,473,636	Bank of Ireland*	495,376
21,000	Bank of Kyoto, Ltd. (The)	191,288
2,163	Bank of Queensland, Ltd.*	24,880
22,737	Bank of Queensland, Ltd.	261,529
75,000	Bank of Yokohama, Ltd. (The)	432,524
290,166	Bankia SA*	561,449
1,020,796	Barclays plc	3,717,967
25,785	Bendigo and Adelaide Bank, Ltd.	296,530
66,066	BNP Paribas SA	4,482,226
224,000	BOC Hong Kong Holdings, Ltd.	649,266
47,000	Chiba Bank, Ltd. (The)	332,439
12,300	Chugoku Bank, Ltd. (The)	189,448
205,030	Chuo Mitsui Trust Holdings, Inc.	939,072
59,931	Commerzbank AG*	942,157
100,407	Commonwealth Bank of Australia	7,661,465
62,478	Credit Agricole SA	881,168
110,217	Criteria Caixacorp SA	679,346
41,674	Danske Bank A/S	1,178,600
107,000	DBS Group Holdings, Ltd.	1,434,965
59,994	DnB NOR ASA	1,096,281
17,592	Erste Group Bank AG	569,060
47,000	Fukuoka Financial Group, Inc.	227,305
26,000	Gunma Bank, Ltd. (The)	154,015
28,000	Hachijuni Bank, Ltd. (The)	173,620
48,100	Hang Seng Bank, Ltd.	786,142

Continued

2

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
33,000	Hiroshima Bank, Ltd. (The)	$157,939
89,000	Hokuhoku Financial Group, Inc.	190,041
1,174,524	HSBC Holdings plc	11,922,390
60,208	Intesa Sanpaolo	159,750
729,269	Intesa Sanpaolo SpA	2,248,029
17,400	Iyo Bank, Ltd. (The)	176,189
45,000	Joyo Bank, Ltd. (The)	240,311
16,013	KBC Groep NV*	870,163
3,564,077	Lloyds Banking Group plc*	4,531,863
791,000	Mitsubishi UFJ Financial Group, Inc.	4,859,813
8,445	Mizrahi Tefahot Bank, Ltd.	109,178
1,442,439	Mizuho Financial Group, Inc.	2,965,555
147,255	National Australia Bank, Ltd.	4,554,264
54,937	Natixis	351,760
188,150	Nordea Bank AB	2,653,357
159,000	Oversea-Chinese Banking Corp., Ltd.	1,218,434
7,158	Raiffeisen International Bank-Holding AG	227,858
134,987	Resona Holdings, Inc.	787,847
155,766	Royal Bank of Scotland Group plc*	877,641
33,400	Seven Bank, Ltd.	136,670
103,000	Shinsei Bank, Ltd.	232,431
35,000	Shizuoka Bank, Ltd. (The)	379,063
94,803	Skandinaviska Enskilda Banken AB, Class A	1,266,117
45,132	Societe Generale	2,360,009
152,247	Standard Chartered plc	3,110,902
79,769	Sumitomo Mitsui Financial Group, Inc.	3,350,013
11,000	Suruga Bank, Ltd.	213,885
30,934	Svenska Handelsbanken AB, A Shares	1,512,976
56,309	Swedbank AB, A Shares	1,492,763
53,527	UBI Banca - Unione di Banche Italiane SCPA	462,266
278,110	UniCredit SpA	2,329,199
76,073	United Overseas Bank, Ltd.	1,375,194
193,411	Westpac Banking Corp.	6,183,163
15,000	Yamaguchi Financial Group, Inc.	158,368

		112,978,657

Beverages (2.4%):
49,957	Anheuser-Busch InBev NV	5,741,716
24,200	Asahi Breweries, Ltd.	760,728
6,677	Carlsberg A/S, Class B	719,243
36,363	Coca-Cola Amatil, Ltd.	324,174
12,509	Coca-Cola HBC AG	287,017
155,914	Diageo plc	4,962,637
6,248	Heineken Holding NV	410,777
14,169	Heineken NV	1,017,209
50,800	Kirin Holdings Co., Ltd.	734,800
13,149	Pernod Ricard SA^	1,578,970
1,475	Remy Cointreau SA	135,692
60,408	SABMiller plc	3,499,449
8,800	Suntory Beverage & Food, Ltd.	345,541
46,255	Treasury Wine Estates, Ltd.	218,531

		20,736,484

Biotechnology (0.4%):
6,171	Actelion, Ltd., Registered Shares	780,264
29,894	CSL, Ltd.	1,876,533

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
9,048	Grifols SA	$493,949

		3,150,746

Building Products (0.6%):
63,000	Asahi Glass Co., Ltd.	371,896
20,475	Assa Abloy AB, Class B	1,040,972
27,792	Compagnie de Saint-Gobain SA	1,565,582
14,500	Daikin Industries, Ltd.	917,286
2,325	Geberit AG, Registered Shares	816,676
16,300	Lixil Group Corp.	440,920
18,000	TOTO, Ltd.	243,079

		5,396,411

Capital Markets (1.8%):
59,663	3i Group plc	409,810
55,368	Aberdeen Asset Management plc	430,163
93,881	Credit Suisse Group AG, Registered Shares	2,673,900
104,300	Daiwa Securities Group, Inc.	905,218
86,565	Deutsche Bank AG, Registered Shares	3,045,342
38,492	ICAP plc	250,002
35,628	Investec plc	328,653
14,125	Julius Baer Group, Ltd.	582,556
17,709	Macquarie Group, Ltd.	995,283
38,186	Mediobanca SpA*	380,730
224,100	Nomura Holdings, Inc.	1,584,068
1,118	Partners Group Holding AG	305,385
11,690	SBI Holdings, Inc.	143,519
7,885	Schroders plc	337,645
228,741	UBS AG, Registered Shares	4,192,418

		16,564,692

Chemicals (3.3%):
21,327	Air Liquide SA	2,879,148
10,000	Air Water, Inc.	160,190
15,251	Akzo Nobel NV^	1,143,398
3,440	Arkema, Inc.	334,813
76,000	Asahi Kasei Corp.	582,736
57,163	BASF SE	6,655,483
8,319	Croda International plc	313,609
18,000	Daicel Chemical Industries, Ltd.	172,340
508	Ems-Chemie Holding AG	202,842
565	Givaudan SA, Registered Shares	942,750
8,400	Hitachi Chemical Co., Ltd.	139,225
103,372	Incitec Pivot, Ltd.	282,866
28,383	Israel Chemicals, Ltd.	243,637
163	Israel Corp., Ltd. (The)*	92,793
12,552	Johnson Matthey plc	665,265
11,800	JSR Corp.	202,796
10,653	K+S AG, Registered Shares^	349,684
15,000	Kaneka Corp.	94,026
13,000	Kansai Paint Co., Ltd.	217,777
11,046	Koninklijke DSM NV	803,837
22,300	Kuraray Co., Ltd.	283,129
5,849	Lanxess AG	394,544
11,478	Linde AG	2,440,732
83,000	Mitsubishi Chemical Holdings Corp.	368,430

Continued

3

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
25,000	Mitsubishi Gas Chemical Co., Inc.	$160,216
56,000	Mitsui Chemicals, Inc.	153,378
10,000	Nippon Paint Co., Ltd.	212,232
10,100	Nitto Denko Corp.	474,267
14,195	Novozymes A/S, B Shares	712,327
23,220	Orica, Ltd.	426,843
25,400	Shin-Etsu Chemical Co., Ltd.	1,546,461
133	Sika AG, Bearer Shares	544,124
3,598	Solvay SA	620,238
91,000	Sumitomo Chemical Co., Ltd.	344,810
5,861	Syngenta AG, Registered Shares	2,190,279
17,000	Taiyo Nippon Sanso Corp.^	150,830
62,000	Teijin, Ltd.	155,735
89,000	Toray Industries, Inc.	586,133
7,101	Umicore	330,480
11,517	Yara International ASA	577,632

		29,152,035

Commercial Services & Supplies (0.6%):
15,730	Aggreko plc	443,823
30,703	Babcock International Group plc	610,552
97,290	Brambles, Ltd.	843,564
35,000	Dai Nippon Printing Co., Ltd.	366,235
12,919	Edenred	391,431
98,126	G4S plc	428,299
6,600	Park24 Co., Ltd.	120,167
12,900	SECOM Co., Ltd.	789,728
18,326	Securitas AB, B Shares	217,293
1,677	Societe BIC SA	229,393
37,000	Toppan Printing Co., Ltd.	286,902

		4,727,387

Communications Equipment (0.6%):
170,427	Alcatel-Lucent*	611,084
231,027	Nokia OYJ^	1,747,412
188,644	Telefonaktiebolaget LM Ericsson, B Shares	2,281,678

		4,640,174

Construction & Engineering (0.8%):
10,728	ACS, Actividades de Construccion y Servicios SA	490,040
12,560	Bouygues SA	523,467
9,000	Chiyoda Corp.	109,243
25,318	Ferrovial SA	563,203
1,338	Hochtief AG	115,812
13,000	JGC Corp.	395,729
51,000	Kajima Corp.	225,872
5,932	Koninklijke Boskalis Westminster NV	339,839
6,904	Leighton Holdings, Ltd.^	128,450
40,000	Obayashi Corp.	285,997
5,805	OCI NV*	226,277
38,000	Shimizu Corp.	269,485
23,030	Skanska AB, B Shares	525,332
69,000	TAISEI Corp.	382,720
30,306	Vinci SA	2,263,285

		6,844,751

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.6%):
50,387	Boral, Ltd.	$249,653
45,335	CRH plc	1,167,311
43,202	Fletcher Building, Ltd.	333,093
8,620	HeidelbergCement AG	735,107
14,177	Holcim, Ltd., Registered Shares	1,246,522
2,219	Imerys SA	187,251
27,322	James Hardie Industries SE	356,897
11,589	Lafarge SA^	1,006,088
77,000	Taiheiyo Cement Corp.	310,633

		5,592,555

Consumer Finance (0.1%):
32,300	ACOM Co., Ltd.*^	154,051
6,800	Aeon Credit Service Co., Ltd.	178,198
10,400	Credit Saison Co., Ltd.	216,301

		548,550

Containers & Packaging (0.1%):
76,058	Amcor, Ltd.	748,339
43,240	Rexam plc	395,658
9,800	Toyo Seikan Kaisha, Ltd.	150,896

		1,294,893

Distributors (0.1%):
6,000	Jardine Cycle & Carriage, Ltd.	212,354
352,000	Li & Fung, Ltd.	521,369

		733,723

Diversified Consumer Services (0.0%):
3,700	Benesse Holdings, Inc.	160,657

Diversified Financial Services (1.3%):
12,354	ASX, Ltd.	415,056
11,887	Deutsche Boerse AG	922,450
2,685	Eurazeo	223,169
6,343	EXOR SpA	260,517
149,750	First Pacific Co., Ltd.	167,341
5,077	Groupe Bruxelles Lambert SA	527,553
15,821	Hargreaves Lansdown plc	334,613
69,400	Hong Kong Exchanges & Clearing, Ltd.	1,295,505
8,009	Industrivarden AB, C Shares	158,134
240,821	ING Groep NV*	3,378,758
27,986	Investor AB, B Shares	1,049,303
17,300	Japan Exchange Group, Inc.	427,388
14,671	Kinnevik Investment AB, Class B	625,079
10,613	London Stock Exchange Group plc	364,164
34,100	Mitsubishi UFJ Lease & Finance Co., Ltd.	196,405
82,600	ORIX Corp.	1,368,245
1,812	Pargesa Holding SA	162,757
54,000	Singapore Exchange, Ltd.	300,559

		12,176,996

Diversified Telecommunication Services (3.3%):
9,463	Belgacom SA	313,735
119,553	Bezeq The Israeli Telecommunication Corp., Ltd.	223,908
496,307	BT Group plc	3,264,745
194,601	Deutsche Telekom AG, Registered Shares	3,410,687
8,210	Elisa OYJ	250,972

Continued

4

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
115,302	France Telecom SA	$1,816,998
149,000	HKT Trust & HKT, Ltd.	175,523
1,632	Iliad SA	492,493
28,073	Inmarsat plc	358,777
196,105	Koninklijke (Royal) KPN NV*	714,038
23,076	Nippon Telegraph & Telephone Corp.	1,441,446
277,000	PCCW, Ltd.	165,149
496,000	Singapore Telecommunications, Ltd.	1,532,590
1,492	Swisscom AG, Registered Shares	866,941
51,006	TDC A/S	527,907
125,177	Telecom Corp. of New Zealand, Ltd.	293,625
612,054	Telecom Italia SpA	774,283
377,255	Telecom Italia SpA, RSP	372,243
18,991	Telefonica Deutschland Holding AG	156,948
256,751	Telefonica SA	4,401,614
13,949	Telekom Austria AG	136,340
3,024	Telenet Group Holding NV*	172,215
47,526	Telenor ASA	1,081,651
148,786	TeliaSonera AB	1,086,242
268,814	Telstra Corp., Ltd.	1,321,084
18,376	TPG Telecom, Ltd.	95,519
75,886	Vivendi	1,855,747
9,527	Ziggo NV	440,232

		27,743,652

Electric Utilities (1.9%):
39,000	Cheung Kong Infrastructure Holdings, Ltd.	268,966
40,400	Chubu Electric Power Co., Inc.*	503,172
18,700	Chugoku Electric Power Co., Inc. (The)	255,639
119,000	CLP Holdings, Ltd.	977,171
19,882	Contact Energy, Ltd.	92,399
125,056	E.ON AG	2,582,134
145,653	EDP - Energias de Portugal SA	730,303
15,690	Electricite de France	494,117
412,875	Enel SpA^	2,402,392
27,460	Fortum OYJ^	736,678
11,200	Hokuriku Electric Power Co.	148,735
84,500	Hongkong Electric Holdings, Ltd.	739,201
318,704	Iberdrola SA	2,436,509
42,400	Kansai Electric Power Co., Inc. (The)*	400,338
26,100	Kyushu Electric Power Co., Inc.*	294,403
6,025	Red Electrica Corporacion SA^	551,857
60,966	Scottish & Southern Energy plc	1,633,800
11,900	Shikoku Electric Power Co., Inc.*	166,420
114,914	SP AusNet	143,601
94,887	Terna - Rete Elettrica Nationale SpA^	500,208
28,400	Tohoku Electric Power Co., Inc.	333,996
91,100	Tokyo Electric Power Co., Inc. (The)*	380,049

		16,772,088

Electrical Equipment (1.4%):
137,862	ABB, Ltd.	3,182,133
13,191	Alstom SA	481,418
37,000	Fuji Electric Holdings Co., Ltd.	175,746
16,317	Legrand SA	997,423
1,700	Mabuchi Motor Co., Ltd.	129,085

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
120,000	Mitsubishi Electric Corp.	$1,484,886
12,600	Nidec Corp.	774,824
6,048	Osram Licht AG*	305,077
12,754	Prysmian SpA	287,824
32,542	Schneider Electric SA	3,068,963
47,000	Sumitomo Electric Industries, Ltd.	662,906
14,020	Vestas Wind Systems A/S*	708,114

		12,258,399

Electronic Equipment, Instruments & Components (1.2%):
14,500	Citizen Holdings Co., Ltd.	114,058
28,300	Fujifilm Holdings Corp.	790,946
4,800	Hamamatsu Photonics K.K.	235,906
16,053	Hexagon AB, B Shares^	517,150
1,900	Hirose Electric Co., Ltd.	282,898
3,500	Hitachi High-Technologies Corp.	83,428
300,100	Hitachi, Ltd.	2,202,663
26,500	HOYA Corp.	881,950
7,600	IBIDEN Co., Ltd.	153,370
23,600	Japan Display, Inc.*	144,837
2,770	Keyence Corp.	1,211,805
20,200	Kyocera Corp.	961,164
12,500	Murata Manufacturing Co., Ltd.	1,172,685
25,000	Nippon Electric Glass Co., Ltd.	145,885
12,500	Omron Corp.	528,193
17,028	Rexel SA	398,066
13,000	Shimadzu Corp.	119,389
7,600	TDK Corp.	357,201
14,000	Yaskawa Electric Corp.	169,958
12,900	Yokogawa Electric Corp.	163,620

		10,635,172

Energy Equipment & Services (0.6%):
10,552	Aker Solutions ASA	183,200
19,839	AMEC plc	412,016
4,737	Fugro NV^	270,969
16,323	Petrofac, Ltd.	335,429
16,365	Saipem SpA*	440,983
23,167	Seadrill, Ltd.^	918,236
18,110	Subsea 7 SA	337,945
6,185	Technip-Coflexip SA	677,437
28,657	Tenaris SA	675,926
22,572	Transocean, Ltd.	1,013,570
13,604	WorleyParsons, Ltd.	223,526

		5,489,237

Food & Staples Retailing (1.9%):
38,000	Aeon Co., Ltd.^	468,032
37,852	Carrefour SA	1,394,961
3,399	Casino Guichard-Perrachon SA	450,366
4,894	Colruyt SA	248,474
6,241	Delhaize Group	421,941
37,768	Distribuidora Internacional de Alimentacion SA	347,305
3,700	FamilyMart Co., Ltd.	159,684
74,414	J Sainsbury plc	402,767
15,701	Jeronimo Martins SGPS SA	258,364

Continued

5

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
59,114	Koninklijke Ahold NV	$1,109,126
3,900	LAWSON, Inc.	292,828
57,202	Metcash, Ltd.^	142,446
10,248	Metro AG*	446,600
46,500	Seven & I Holdings Co., Ltd.	1,962,602
501,834	Tesco plc	2,437,371
70,792	Wesfarmers, Ltd.	2,794,320
134,588	William Morrison Supermarkets plc	423,364
78,892	Woolworths, Ltd.	2,619,223

		16,379,774

Food Products (3.9%):
36,000	Ajinomoto Co., Inc.	564,240
5,369	Aryzta AG	508,264
22,075	Associated British Foods plc	1,155,903
146	Barry Callebaut AG, Registered Shares	198,407
4,400	Calbee, Inc.	121,513
35,622	Danone SA	2,643,601
458,382	Golden Agri-Resources, Ltd.	204,085
9,681	Kerry Group plc, Class A	727,123
10,000	Kikkoman Corp.	208,687
7	Lindt & Spruengli AG, Registered Shares	432,456
60	Lindt & Spruengli AG	305,444
3,926	Meiji Holdings Co., Ltd.	260,446
200,280	Nestle SA, Registered Shares	15,521,787
11,000	Nippon Meat Packers, Inc.	215,196
12,650	Nisshin Seifun Group, Inc.	151,169
3,500	Nissin Foods Holdings Co., Ltd.	180,202
28,564	Tate & Lyle plc	334,384
5,000	Toyo Suisan Kaisha, Ltd.	154,469
101,068	Unilever NV	4,420,561
79,654	Unilever plc	3,611,476
118,000	Wilmar International, Ltd.	302,064
5,600	Yakult Honsha Co., Ltd.	284,128
6,000	Yamazaki Baking Co., Ltd.	74,965

		32,580,570

Gas Utilities (0.5%):
51,712	APA Group	335,871
10,800	Enagas^	347,973
21,397	Gas Natural SDG SA^	677,108
393,829	Hong Kong & China Gas Co., Ltd.	862,533
115,000	Osaka Gas Co., Ltd.	484,235
127,558	Snam Rete Gas SpA	768,436
28,000	Toho Gas Co., Ltd.	154,218
147,000	Tokyo Gas Co., Ltd.	860,056

		4,490,430

Health Care Equipment & Supplies (0.7%):
3,306	Cochlear, Ltd.^	192,435
6,838	Coloplast A/S, Class B	618,755
23,230	Elekta AB, B Shares^	295,414
12,532	Essilor International SA Cie Generale d’Optique	1,330,400
12,446	Getinge AB, B Shares	326,957
14,600	Olympus Co., Ltd.*	504,285
56,012	Smith & Nephew plc	995,890

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
3,349	Sonova Holding AG, Registered Shares	$511,305
9,600	Sysmex Corp.	361,116
19,000	Terumo Corp.	425,738
1,418	William Demant Holding A/S*	128,766

		5,691,061

Health Care Providers & Services (0.4%):
2,700	Alfresa Holdings Corp.	174,260
2,756	Celesio AG*	98,099
13,201	Fresenius Medical Care AG & Co., KGaA	888,274
7,849	Fresenius SE & Co. KGaA	1,170,445
7,600	Medipal Holdings Corp.	107,868
3,300	Miraca Holdings, Inc.	160,114
8,216	Ramsay Health Care, Ltd.	352,770
21,805	Ryman Healthcare, Ltd.	163,169
23,193	Sonic Healthcare, Ltd.	379,205
4,700	Suzuken Co., Ltd.	175,182

		3,669,386

Health Care Technology (0.0%):
12,500	M3, Inc.	198,838

Hotels, Restaurants & Leisure (1.2%):
10,883	Accor SA	565,506
11,178	Carnival plc	421,710
110,721	Compass Group plc	1,932,596
21,713	Crown, Ltd.	309,704
3,662	Flight Centre, Ltd.^	153,618
146,000	Galaxy Entertainment Group, Ltd.	1,167,883
372,757	Genting Singapore plc	397,791
16,229	InterContinental Hotels Group plc	671,410
4,629	McDonald’s Holdings Co., Ltd.^	130,011
60,400	MGM China Holdings, Ltd.	209,691
3,100	Oriental Land Co., Ltd.	531,579
148,500	Sands China, Ltd.	1,121,782
87,333	Shangri-La Asia, Ltd.	136,876
120,000	SJM Holdings, Ltd.	301,023
5,848	Sodexo, Inc.	629,340
49,758	Tabcorp Holdings, Ltd.	157,594
90,522	Tatts Group, Ltd.	279,245
32,640	Tui Travel plc	222,041
11,308	Whitbread plc	851,962
55,786	William Hill plc	312,655
95,600	Wynn Macau, Ltd.	375,046

		10,879,063

Household Durables (0.6%):
11,400	Casio Computer Co., Ltd.^	165,870
14,740	Electrolux AB, Series B	372,548
26,794	Husqvarna AB, B Shares	208,151
10,800	Iida Group Holdings Co., Ltd.	164,052
137,300	Panasonic Corp.	1,676,233
19,441	Persimmon plc*	422,724
2,300	Rinnai Corp.	222,440
27,000	Sekisui Chemical Co., Ltd.	313,393
36,500	Sekisui House, Ltd.	501,540
94,000	Sharp Corp.*^	301,263

Continued

6

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
66,200	Sony Corp.	$1,105,913
88,000	Techtronic Industries Co., Ltd.	282,311

		5,736,438

Household Products (0.6%):
6,707	Henkel AG & Co. KGaA	674,878
40,615	Reckitt Benckiser Group plc	3,541,496
7,900	Unicharm Corp.	471,431

		4,687,805

Independent Power and Renewable Electricity Producers (0.0%):
7,700	Electric Power Development Co., Ltd.	250,518
111,801	Enel Green Power SpA	316,589

		567,107

Industrial Conglomerates (1.4%):
329	Delek Group, Ltd.	136,081
70,000	Hankyu Hanshin Holdings, Inc.	399,990
133,000	Hutchison Whampoa, Ltd.	1,819,414
88,200	Keppel Corp., Ltd.	763,656
62,685	Koninklijke Philips Electronics NV	1,987,008
102,390	NWS Holdings, Ltd.	189,973
52,166	Orkla ASA	464,532
63,000	SembCorp Industries, Ltd.	270,781
49,344	Siemens AG, Registered Shares	6,516,641
24,324	Smiths Group plc	539,495
2,053	Wendel	293,883

		13,381,454

Insurance (5.1%):
11,865	Admiral Group plc	315,333
113,297	AEGON NV	988,872
13,815	Ageas NV	551,160
746,800	AIA Group, Ltd.	3,758,152
28,589	Allianz SE, Registered Shares+	4,764,479
182,929	AMP, Ltd.	914,861
72,312	Assicurazioni Generali SpA	1,585,026
182,158	Aviva plc	1,596,118
112,551	AXA SA	2,685,822
2,847	Baloise Holding AG, Registered Shares	335,599
11,102	CNP Assurances	230,474
53,200	Dai-ichi Life Insurance Co., Ltd. (The)	794,443
12,323	Delta Lloyd NV	312,522
94,955	Direct Line Insurance Group plc	439,441
12,692	Gjensidige Forsikring ASA	227,699
3,729	Hannover Rueckversicherung AG, Registered Shares	336,035
144,251	Insurance Australia Group, Ltd.	794,671
374,817	Legal & General Group plc	1,445,719
63,211	Mapfre SA	251,634
30,811	MS&AD Insurance Group Holdings, Inc.	746,107
11,286	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	2,501,741
20,425	NKSJ Holdings, Inc.	551,416
303,022	Old Mutual plc	1,023,918
160,446	Prudential plc	3,679,977

Shares		Fair Value
Common Stocks, continued
Insurance, continued
80,565	QBE Insurance Group, Ltd.	$826,170
86,263	Resolution, Ltd.	464,968
63,366	RSA Insurance Group plc	514,830
28,239	Sampo OYJ, A Shares	1,429,247
9,485	SCOR SE	326,280
10,400	Sony Financial Holdings, Inc.	177,745
146,923	Standard Life plc	939,285
79,656	Suncorp-Metway, Ltd.	1,017,347
1,973	Swiss Life Holding AG, Registered Shares	468,053
22,095	Swiss Re AG	1,966,849
38,336	T&D Holdings, Inc.	522,258
42,900	Tokio Marine Holdings, Inc.	1,413,751
1,593	Tryg A/S	160,957
55,460	Unipolsai Assicurazioni SpA	178,346
2,104	Vienna Insurance Group Weiner Staeditische Versicherung AG	112,622
9,344	Zurich Insurance Group AG	2,817,759

		44,167,686

Internet & Catalog Retail (0.1%):
3,308	Asos plc*	167,173
50,100	Rakuten, Inc.	649,013

		816,186

Internet Software & Services (0.1%):
6,200	DeNA Co., Ltd.^	84,019
5,200	Gree, Inc.^	45,673
8,700	Kakaku.com, Inc.	152,791
7,563	United Internet AG, Registered Shares	333,199
87,300	Yahoo! Japan Corp.	404,610

		1,020,292

IT Services (0.3%):
23,385	Amadeus IT Holding SA, A Shares	963,377
4,965	Atos Origin SA	413,861
8,815	Cap Gemini SA	629,525
29,719	Computershare, Ltd.	349,946
1,200	Itochu Techno-Solutions Corp.	52,167
7,200	Nomura Research Institute, Ltd.	227,168
7,600	NTT Data Corp.	292,493
2,700	Otsuka Corp.	131,047

		3,059,584

Leisure Products (0.2%):
11,400	Namco Bandai Holdings, Inc.	267,502
21,300	Nikon Corp.	335,879
3,200	Sankyo Co., Ltd.	123,219
11,700	Sega Sammy Holdings, Inc.	230,652
4,700	Shimano, Inc.	522,604
11,800	Yamaha Corp.	186,411

		1,666,267

Life Sciences Tools & Services (0.0%):
3,322	Lonza Group AG, Registered Shares	361,747
14,641	QIAGEN NV*	354,651

		716,398

Continued

7

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (2.4%):
19,201	Alfa Laval AB	$494,543
23,000	AMADA Co., Ltd.	234,203
4,684	Andritz AG	270,372
23,778	Atlas Copco AB, B Shares	634,720
41,430	Atlas Copco AB, A Shares	1,196,241
57,952	CNH Industrial NV	594,471
11,800	Fanuc, Ltd.	2,039,444
11,138	GEA Group AG	527,529
15,000	Hino Motors, Ltd.	207,122
6,900	Hitachi Construction Machinery Co., Ltd.	137,722
83,000	IHI Corp.	387,511
16,953	IMI plc	431,053
13,200	JTEKT Corp.	223,087
88,000	Kawasaki Heavy Industries, Ltd.	335,954
58,100	Komatsu, Ltd.	1,351,232
19,451	Kone OYJ, B Shares^	812,098
71,000	Kubota Corp.	1,008,876
5,900	Kurita Water Industries, Ltd.	136,938
7,600	Makita Corp.	469,493
2,234	MAN AG	276,090
65,736	Melrose Industries plc	292,429
6,588	Metso Corp. OYJ	249,583
187,000	Mitsubishi Heavy Industries, Ltd.	1,169,072
6,500	Nabtesco Corp.	143,984
16,000	NGK Insulators, Ltd.	364,154
30,000	NSK, Ltd.	391,120
66,162	Sandvik AB^	903,306
1,239	Schindler Holding AG, Registered Shares	186,842
3,061	Schindler Holding AG^	465,159
49,000	SembCorp Marine, Ltd.^	161,193
24,672	SKF AB, B Shares	629,083
3,500	SMC Corp.	938,695
1,669	Sulzer AG, Registered Shares	234,142
37,000	Sumitomo Heavy Industries, Ltd.	176,360
7,200	THK Co., Ltd.	170,145
6,864	Vallourec SA	307,207
94,057	Volvo AB, B Shares	1,294,566
9,303	Wartsila Corp. OYJ	461,058
13,937	Weir Group plc (The)	623,845
104,250	Yangzijiang Shipbuilding Holdings, Ltd.	90,078
11,945	Zardoya Otis SA^	212,512

		21,233,232

Marine (0.4%):
175	A.P. Moller - Maersk A/S, Class A	412,014
405	A.P. Moller - Maersk A/S, Class B	1,007,093
3,282	Kuehne & Nagel International AG, Registered Shares	436,955
70,000	Mitsui O.S.K. Lines, Ltd.	260,921
102,000	Nippon Yusen Kabushiki Kaisha	294,471

		2,411,454

Media (1.4%):
3,878	Altice SA*^	270,123
2,392	Axel Springer AG	147,166
62,505	British Sky Broadcasting Group plc	965,985

Shares		Fair Value
Common Stocks, continued
Media, continued
13,077	Dentsu, Inc.	$533,781
10,353	Eutelsat Communications SA	359,526
15,400	Hakuhodo DY Holdings, Inc.	153,171
245,357	ITV plc	747,099
4,332	JC Decaux SA	161,807
1,278	Kabel Deutschland Holding AG	187,165
7,055	Lagardere S.C.A.	229,751
51,175	Pearson plc	1,009,790
13,363	ProSiebenSat.1 Media AG, Registered Shares^	595,398
11,327	Publicis Groupe	961,486
3,075	REA Group, Ltd.	123,947
42,814	Reed Elsevier NV	981,489
72,985	Reed Elsevier plc	1,172,876
2,665	RTL Group	296,245
18,575	SES, Class A	704,201
98,768	Singapore Press Holdings, Ltd.^	330,530
25,726	Sky Deutschland AG*	237,013
7,400	Toho Co., Ltd.	173,535
18,945	Wolters Kluwer NV	560,379
83,562	WPP plc	1,819,332

		12,721,795

Metals & Mining (3.6%):
147,224	Alumina, Ltd.*	187,560
86,562	Anglo American plc	2,114,407
24,134	Antofagasta plc	316,532
63,722	ArcelorMittal^	947,012
132,395	BHP Billiton plc	4,310,147
199,966	BHP Billiton, Ltd.	6,830,484
17,343	Boliden AB	251,741
15,000	Daido Steel Co., Ltd.	76,837
94,422	Fortescue Metals Group, Ltd.	387,820
14,577	Fresnillo plc	217,309
665,955	Glencore International plc	3,710,358
15,000	Hitachi Metals, Ltd.	227,544
27,328	Iluka Resources, Ltd.	209,680
29,800	JFE Holdings, Inc.	616,019
186,000	Kobe Steel, Ltd.	279,540
2,600	Maruichi Steel Tube, Ltd.	69,914
70,000	Mitsubishi Materials Corp.	245,780
47,975	Newcrest Mining, Ltd.*	485,172
468,480	Nippon Steel Corp.	1,500,965
85,150	Norsk Hydro ASA	455,336
5,355	Randgold Resources, Ltd.	450,477
79,693	Rio Tinto plc	4,299,589
26,930	Rio Tinto, Ltd.	1,507,459
33,000	Sumitomo Metal & Mining Co., Ltd.	536,864
28,299	ThyssenKrupp AG*	825,040
6,984	Voestalpine AG^	332,164
2,900	Yamato Kogyo Co., Ltd.	85,142

		31,476,892

Multiline Retail (0.4%):
4,000	Don Quijote Co., Ltd.	223,380
37,408	Harvey Norman Holdings, Ltd.^	109,421
22,200	Isetan Mitsukoshi Holdings, Ltd.	289,823

Continued

8

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
28,000	J. Front Retailing Co., Ltd.	$196,925
100,857	Marks & Spencer Group plc	733,022
14,500	MARUI GROUP Co., Ltd.	139,228
9,665	Next plc	1,070,185
4,666	Pinault Printemps Redoute	1,022,397
18,000	Takashimaya Co., Ltd.	175,025

		3,959,406

Multi-Utilities (1.2%):
34,311	AGL Energy, Ltd.	500,686
316,689	Centrica plc	1,692,859
90,467	GDF Suez	2,487,227
233,886	National Grid plc	3,359,787
30,083	RWE AG	1,291,852
17,869	Suez Environnement Co.	342,472
25,980	Veolia Environnement	494,379

		10,169,262

Oil, Gas & Consumable Fuels (6.6%):
213,706	BG Group plc	4,517,459
1,151,806	BP plc	10,140,620
8,913	Caltex Australia, Ltd.	181,364
159,468	Eni SpA	4,358,616
4,512	Fuchs Petrolub AG	204,034
24,376	Galp Energia SGPS SA, B Shares	446,309
6,000	Idemitsu Kosan Co., Ltd.	130,519
56,600	INPEX Corp.	862,110
139,570	JX Holdings, Inc.	748,059
13,881	Lundin Petroleum AB*	280,761
8,464	Neste Oil OYJ^	164,940
8,980	OMV AG	405,794
68,347	Origin Energy, Ltd.	942,735
53,826	Repsol YPF SA	1,422,002
243,163	Royal Dutch Shell plc, A Shares	10,057,825
152,554	Royal Dutch Shell plc, B Shares	6,633,482
60,558	Santos, Ltd.	814,754
11,800	Showa Shell Sekiyu K.K.	134,284
69,375	Statoil ASA	2,140,802
19,000	TonenGeneral Sekiyu K.K.^	180,623
133,383	Total SA	9,636,317
56,776	Tullow Oil plc	828,312
40,616	Woodside Petroleum, Ltd.	1,573,534

		56,805,255

Paper & Forest Products (0.2%):
47,000	Oji Paper Co., Ltd.	193,912
33,306	Stora Enso OYJ, R Shares	323,742
35,934	Svenska Cellulosa AB, B Shares	936,111
32,208	UPM-Kymmene OYJ	549,513

		2,003,278

Personal Products (0.6%):
6,140	Beiersdorf AG	594,150
32,200	Kao Corp.	1,268,828
14,993	L’Oreal SA	2,585,100
22,300	Shiseido Co., Ltd.	407,051

		4,855,129

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (8.9%):
134,400	Astellas Pharma, Inc.	$1,769,494
78,678	AstraZeneca plc	5,853,789
51,503	Bayer AG	7,274,218
13,900	Chugai Pharmaceutical Co., Ltd.	392,707
36,400	Daiichi Sankyo Co., Ltd.	680,064
10,500	Dainippon Sumitomo Pharma Co., Ltd.	120,974
15,500	Eisai Co., Ltd.	650,273
302,971	GlaxoSmithKline plc	8,094,931
3,900	Hisamitsu Pharmaceutical Co., Inc.	174,689
17,000	Kyowa Hakko Kogyo Co., Ltd.^	230,464
8,116	Merck KGaA	704,453
13,200	Mitsubishi Tanabe Pharma Corp.	197,915
142,750	Novartis AG, Registered Shares	12,933,522
124,789	Novo Nordisk A/S, B Shares	5,761,168
5,300	Ono Pharmaceutical Co., Ltd.	467,715
5,781	Orion OYJ, Class B	215,339
24,600	Otsuka Holdings Co., Ltd.	763,598
43,601	Roche Holding AG	13,013,540
73,750	Sanofi-Aventis SA	7,843,734
5,200	Santen Pharmaceutical Co., Ltd.	292,918
18,600	Shionogi & Co., Ltd.	388,970
36,507	Shire plc	2,862,191
2,100	Taisho Pharmaceutical Holdings Co., Ltd.	153,561
49,600	Takeda Pharmacuetical Co., Ltd.	2,303,915
53,495	Teva Pharmaceutical Industries, Ltd.	2,806,767
6,901	UCB SA^	583,765

		76,534,674

Professional Services (0.4%):
10,692	Adecco SA, Registered Shares	879,422
27,668	ALS, Ltd.^	231,244
13,542	Bureau Veritas SA	375,864
41,040	Capita Group plc	803,480
62,551	Experian plc	1,056,331
9,984	Intertek Group plc	469,483
7,676	Randstad Holding NV	415,671
333	SGS SA, Registered Shares	798,352

		5,029,847

Real Estate Investment Trusts (REITs) (1.5%):
133,000	Ascendas Real Estate Investment Trust	245,452
59,738	British Land Co. plc	717,500
135,000	CapitaCommercial Trust^	184,143
157,000	CapitaMall Trust	248,814
131,863	CFS Retail Property Trust	253,564
4,842	Corio NV	247,316
337,132	Dexus Property Group	352,764
94,343	Federation Centres	221,436
1,715	Fonciere des Regions SA	185,850
1,273	Gecina SA	185,643
105,263	GPT Group	381,189
43,409	Hammerson plc+	430,432
2,354	ICADE	252,236
52	Japan Prime Realty Investment Corp.	186,654
76	Japan Real Estate Investment Corp.	442,938
139	Japan Retail Fund Investment Corp.	312,772

Continued

9

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
6,408	Klepierre	$326,533
48,805	Land Securities Group plc	864,266
55,204	Liberty International plc	293,934
145,000	Link REIT (The)	780,208
107,428	Macquarie Goodman Group	511,782
225,581	Mirvac Group	379,804
86	Nippon Building Fund, Inc.	502,947
90	Nippon Prologis REIT, Inc.	210,009
323,988	Scentre Group*	977,459
48,266	SERGO plc	285,149
143,327	Stockland Trust Group	524,494
6,007	Unibail-Rodamco SE	1,745,567
146	United Urban Investment Corp.	235,761
121,202	Westfield Corp.*	817,506

		13,304,122

Real Estate Management & Development (1.8%):
7,260	AEON Mall Co., Ltd.	191,533
74,028	BGP Holdings plc*(c)	—
—	BUWOG-Bauen Und Wohnen Gesellschaft mbH*	7
157,000	CapitaLand, Ltd.	403,036
88,000	Cheung Kong Holdings, Ltd.	1,561,583
26,000	City Developments, Ltd.	212,804
4,500	Daito Trust Construction Co., Ltd.	529,671
36,000	Daiwa House Industry Co., Ltd.	747,682
17,460	Deutsche Wohnen AG	376,531
196,000	Global Logistic Properties, Ltd.	424,537
144,000	Hang Lung Properties, Ltd.	444,156
64,130	Henderson Land Development Co., Ltd.	375,300
14,200	Hulic Co., Ltd.	187,799
37,000	Hysan Development Co., Ltd.	173,403
60,788	Immofinanz Immobilien Anlagen AG	214,784
40,000	Keppel Land, Ltd.	108,491
37,000	Kerry Properties, Ltd.	129,504
33,642	Lend Lease Group	416,392
77,000	Mitsubishi Estate Co., Ltd.	1,905,342
51,000	Mitsui Fudosan Co., Ltd.	1,724,907
317,332	New World Development Co., Ltd.	361,565
8,100	Nomura Real Estate Holdings, Inc.	153,576
7,200	NTT Urban Development Corp.	81,312
191,600	Sino Land Co., Ltd.	315,823
22,000	Sumitomo Realty & Development Co., Ltd.	946,756
100,000	Sun Hung Kai Properties, Ltd.	1,371,916
41,000	Swire Pacific, Ltd., Class A	504,725
82,000	Swire Properties, Ltd.	239,674
3,478	Swiss Prime Site AG	288,394
24,000	Tokyo Tatemono Co., Ltd.	222,524
30,800	Tokyu Fudosan Holdings Corp.	243,595
31,996	UOL Group, Ltd.	167,413
92,300	Wharf Holdings, Ltd. (The)	664,976
60,000	Wheelock & Co., Ltd.	250,730

		15,940,441

Road & Rail (0.8%):
61,846	Asciano, Ltd.	328,536
134,637	Aurizon Holdings, Ltd.	632,543

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
9,000	Central Japan Railway Co.	$1,285,601
142,000	ComfortDelGro Corp., Ltd.	284,198
10,676	DSV A/S	348,055
20,913	East Japan Railway Co.	1,649,651
31,000	Keihin Electric Express Railway Co., Ltd.	278,909
38,000	Keio Corp.	299,031
16,000	Keisei Electric Railway Co., Ltd.	159,631
113,000	Kintetsu Corp.	412,136
90,000	MTR Corp., Ltd.	346,658
54,000	Nagoya Railroad Co., Ltd.^	215,516
52,000	Nippon Express Co., Ltd.	252,430
38,000	Odakyu Electric Railway Co., Ltd.	366,251
61,000	Tobu Railway Co., Ltd.	319,589
70,000	Tokyu Corp.	496,955
10,300	West Japan Railway Co.	453,997

		8,129,687

Semiconductors & Semiconductor Equipment (0.7%):
8,700	Advantest Corp.	107,753
88,746	ARM Holdings plc	1,339,453
17,400	ASM Pacific Technology, Ltd.	190,185
22,146	ASML Holding NV	2,060,850
70,988	Infineon Technologies AG	887,356
6,200	ROHM Co., Ltd.	356,336
38,926	STMicroelectronics NV	349,035
10,500	Tokyo Electron, Ltd.	711,917

		6,002,885

Software (0.9%):
3,795	Dassault Systemes SA	487,748
28,100	Gungho Online Enetertainment, Inc.^	181,873
5,600	Konami Corp.	124,037
10,900	Nexon Co., Ltd.	104,353
3,460	NICE Systems, Ltd.	141,359
6,500	Nintendo Co., Ltd.	779,067
2,700	Oracle Corp.	118,247
68,312	Sage Group plc	448,496
57,750	SAP AG	4,460,191
6,100	Trend Micro, Inc.	201,263
4,192	Xero, Ltd.*	95,303

		7,141,937

Specialty Retail (0.8%):
1,400	ABC-Mart, Inc.	75,039
3,300	Fast Retailing Co., Ltd.	1,088,599
59,542	Hennes & Mauritz AB, B Shares	2,600,532
1,200	Hikari Tsushin, Inc.	90,739
13,687	Industria de Diseno Textil SA	2,110,361
147,082	Kingfisher plc	902,554
4,000	Nitori Co., Ltd.	218,967
2,700	Sanrio Co., Ltd.^	78,520
1,700	Shimamura Co., Ltd.	167,360
17,232	Sports Direct International*	208,038
13,100	USS Co., Ltd.	223,863
59,900	Yamada Denki Co., Ltd.^	213,815

		7,978,387

Continued

10

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (0.8%):
15,300	Brother Industries, Ltd.	$265,753
71,400	Canon, Inc.	2,337,517
116,000	Fujitsu, Ltd.	871,557
4,821	Gemalto NV	499,438
29,500	Konica Minolta Holdings, Inc.	292,167
145,000	NEC Corp.	463,395
44,800	Ricoh Co., Ltd.	535,117
20,175	Seek, Ltd.	301,928
8,000	Seiko Epson Corp.	340,177
248,000	Toshiba Corp.	1,160,204

		7,067,253

Textiles, Apparel & Luxury Goods (1.6%):
13,246	Adidas AG	1,341,611
10,500	ASICS Corp.	245,398
27,123	Burberry Group plc	687,592
3,353	Christian Dior SA	666,580
32,730	Compagnie Financiere Richemont SA, Registered Shares	3,435,976
1,954	Hugo Boss AG	291,876
10,182	Luxottica Group SpA	589,261
17,438	LVMH Moet Hennessy Louis Vuitton SA	3,358,861
6,513	Pandora A/S	499,784
1,914	Swatch Group AG (The)	1,156,297
3,147	Swatch Group AG (The), Registered Shares	349,656
45,000	Yue Yuen Industrial Holdings, Ltd.	150,723

		12,773,615

Tobacco (1.4%):
117,615	British American Tobacco plc	6,998,057
59,791	Imperial Tobacco Group plc	2,688,375
68,300	Japan Tobacco, Inc.	2,494,760
12,386	Swedish Match AB, Class B	429,814

		12,611,006

Trading Companies & Distributors (1.1%):
3,203	Brenntag AG	572,065
20,730	Bunzl plc	574,842
94,000	ITOCHU Corp.	1,209,410
103,000	Marubeni Corp.	754,685
88,500	Mitsubishi Corp.	1,843,897
107,400	Mitsui & Co., Ltd.	1,725,000
268,090	Noble Group, Ltd.	294,818
69,900	Sumitomo Corp.	945,402
13,200	Toyota Tsushu Corp.	380,433
15,419	Travis Perkins plc	431,612
16,472	Wolseley plc	901,810

		9,633,974

Transportation Infrastructure (0.4%):
25,320	Abertis Infraestructuras SA	582,128
1,880	Aeroports de Paris	247,599
25,962	Atlantia SpA	740,025
61,151	Auckland International Airport, Ltd.	208,727
2,171	Fraport AG	153,308
24,623	Groupe Eurotunnel SA	333,315
343,000	Hutchison Port Holdings Trust	246,967

Shares or Principal Amount		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
16,000	Kamigumi Co., Ltd.	$147,338
4,545	Koninklijke Vopak NV	222,052
8,000	Mitsubishi Logistics Corp.	120,050
67,857	Sydney Airport	270,185
112,834	Transurban Group	786,421

		4,058,115

Water Utilities (0.1%):
15,051	Severn Trent plc	497,235
42,363	United Utilities Group plc	638,866

		1,136,101

Wireless Telecommunication Services (1.6%):
36,500	KDDI Corp.	2,231,512
4,045	Millicom International Cellular SA, SDR^	370,638
94,300	NTT DoCoMo, Inc.	1,614,518
60,200	SoftBank Corp.	4,479,693
41,202	StarHub, Ltd.	137,646
20,816	Tele2 AB	245,036
1,643,636	Vodafone Group plc	5,491,997

		14,571,040

Total Common Stocks (Cost $660,459,581)		849,511,660

Preferred Stocks (0.6%):
Automobiles (0.5%):
3,235	Bayerische Motoren Werke AG (BMW), Preferred Shares	310,138
9,444	Porsche Automobil Holding SE, Preferred Shares	983,544
10,056	Volkswagen AG, Preferred Shares	2,641,109

		3,934,791

Household Products (0.1%):
11,032	Henkel AG & Co. KGaA, Preferred Shares	1,276,029

Total Preferred Stocks (Cost $3,091,556)		5,210,820

Rights (0.0%):
Banks (0.0%):
2,162	Bank of Queensland*	2,935

Diversified Telecommunication Services (0.0%):
26,820	HKT Trust & HKT, Ltd.*	7,925

Household Durables (0.0%):
19,441	Persimmon plc ORD*(c)	23,287

Oil, Gas & Consumable Fuels (0.0%):
53,826	Repsol SA*	36,628

Transportation Infrastructure (0.0%):
20,040	Transurban Group*	12,092

Total Rights (Cost $—)		82,867

Securities Held as Collateral for Securities on Loan (0.1%):
$15,947,173	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	15,947,173

Total Securities Held as Collateral for Securities on Loan (Cost $15,947,173)		15,947,173

Continued

11

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Unaffiliated Investment Company (0.2%):
1,742,626	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(e)	$1,742,626

Total Unaffiliated Investment Company (Cost $1,742,626)		1,742,626

Total Investment Securities (Cost $681,240,936)(f) — 98.1%		872,495,146
Net other assets (liabilities) — 1.9%		1,288,808

Net Assets — 100.0%		$873,783,954

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $15,160,815.

+	Affiliated Securities

(a)	Security issued in connection with a pending litigation settlement.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2014. The total of all such securities represent 0.00% of the net assets of the fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(e)	The rate represents the effective yield at June 30, 2014.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as ”—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Australia	7.7%
Austria	0.3%
Belgium	1.2%
Bermuda	0.1%
Denmark	1.5%
Finland	0.8%
France	9.6%
Germany	9.2%
Guernsey	0.1%
Hong Kong	2.9%
Ireland (Republic of)	0.7%
Israel	0.5%
Italy	2.4%
Japan	20.2%

Country	Percentage
Jersey	0.5%
Luxembourg	0.3%
Netherlands	3.2%
New Zealand	0.1%
Norway	0.7%
Portugal	0.2%
Singapore	1.3%
Spain	3.6%
Sweden	3.0%
Switzerland	9.0%
United Kingdom	20.5%
United States	0.4%

100.0%

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index September Futures (Australian Dollar)	Long	9/18/14	15	$1,892,907	$(2,917)
FTSE 100 Index September Futures (British Pounds)	Long	9/19/14	53	6,086,398	(8,800)
SGX NIKKEI 225 Index September Futures (Japenese Yen)	Long	9/11/14	54	4,035,739	(1,091)
DJ EURO STOXX 50 September Futures (Euro)	Long	9/19/14	131	5,797,111	(52,410)

Total					$(65,218)

See accompanying notes to the financial statements.

12

AZL International Index Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$677,523,588
Investments in affiliates, at cost	3,717,348

Total Investment securities, at cost	$681,240,936

Investments in non-affiliates, at value*	$867,300,235
Investments in affiliates, at value	5,194,911

Total Investment securities, at value	872,495,146
Cash	3,500
Segregated cash for collateral	892,256
Interest and dividends receivable	2,056,654
Foreign currency, at value (cost $13,726,562)	14,014,594
Receivable for capital shares issued	601,590
Receivable for variation margin on futures contracts	16,856
Reclaims receivable	411,907
Prepaid expenses	3,404

Total Assets	890,495,907

Liabilities:
Payable for investments purchased	30,123
Payable for capital shares redeemed	44,363
Payable for collateral received on loaned securities	15,947,173
Payable for variation margin on futures contracts	24,540
Manager fees payable	279,204
Administration fees payable	27,621
Distribution fees payable	178,748
Custodian fees payable	83,149
Administrative and compliance services fees payable	2,315
Trustee fees payable	5,212
Other accrued liabilities	89,505

Total Liabilities	16,711,953

Net Assets	$873,783,954

Net Assets Consist of:
Capital	$752,850,482
Accumulated net investment income/(loss)	32,446,664
Accumulated net realized gains/(losses) from investment transactions	(103,022,752)
Net unrealized appreciation/(depreciation) on investments	191,509,560

Net Assets	$873,783,954

Shares of beneficial interest (unlimited number of shares authorized, no par value)	50,415,484
Net Asset Value (offering and redemption price per share)	$17.33

*	Includes securities on loan of $15,160,815.
Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$24,484,252
Dividends from affiliates	218,179
Income from securities lending	541,721
Foreign withholding tax	(2,377,529)

Total Investment Income	22,866,623

Expenses:
Manager fees	1,442,875
Administration fees	168,126
Distribution fees	1,030,627
Custodian fees	146,657
Administrative and compliance services fees	7,234
Trustee fees	22,563
Professional fees	23,056
Shareholder reports	9,743
Recoupment of prior expenses reimbursed by the manager	107,209
Other expenses	160,185

Total expenses	3,118,275

Net Investment Income/(Loss)	19,748,348

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	163,352
Net realized gains/(losses) on futures contracts	457,983
Net realized gains/(losses) on forward currency contracts	11,277
Change in net unrealized appreciation/depreciation on investments	18,261,333

Net Realized/Unrealized Gains/(Losses) on Investments	18,893,945

Change in Net Assets Resulting From Operations	$38,642,293

See accompanying notes to the financial statements.

13

Statements of Changes in Net Assets

	AZL International Index Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$19,748,348	$15,044,369
Net realized gains/(losses) on investment transactions	632,612	(237,865)
Change in unrealized appreciation/depreciation on investments	18,261,333	117,539,416

Change in net assets resulting from operations	38,642,293	132,345,920

Dividends to Shareholders:
From net investment income	—	(13,742,662)

Change in net assets resulting from dividends to shareholders	—	(13,742,662)

Capital Transactions:
Proceeds from shares issued	54,366,353	148,440,908
Proceeds from dividends reinvested	—	13,742,662
Value of shares redeemed	(27,420,260)	(39,829,157)

Change in net assets resulting from capital transactions	26,946,093	122,354,413

Change in net assets	65,588,386	240,957,671
Net Assets:
Beginning of period	808,195,568	567,237,897

End of period	$873,783,954	$808,195,568

Accumulated net investment income/(loss)	$32,446,664	$12,698,316

Share Transactions:
Shares issued	3,295,865	9,792,221
Dividends reinvested	—	892,961
Shares redeemed	(1,640,304)	(2,632,954)

Change in shares	1,655,561	8,052,228

See accompanying notes to the financial statements.

14

AZL International Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	May 1, 2009 to December 31, 2009 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$16.57		$13.93	$12.03	$13.99	$13.31	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.38		0.29	0.26	0.28	0.15	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.38		2.65	1.89	(2.07)	0.77	3.21

Total from Investment Activities	0.76		2.94	2.15	(1.79)	0.92	3.31

Dividends to Shareholders From:
Net Investment Income	—		(0.30)	(0.25)	(0.17)	(0.07)	—
Net Realized Gains	—		—	—	—	(0.17)	—

Total Dividends	—		(0.30)	(0.25)	(0.17)	(0.24)	—

Net Asset Value, End of Period	$17.33		$16.57	$13.93	$12.03	$13.99	$13.31

Total Return(b)	4.52	%(c)	21.36%	18.04%	(12.78)%	7.12%	33.10	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$873,784		$808,196	$567,238	$380,763	$340,781	$161,184
Net Investment Income/(Loss)(d)	4.79%		2.23%	2.66%	2.70%	2.07%	1.79%
Expenses Before Reductions(d)(e)	0.76%		0.76%	0.80%	0.83%	0.83%	0.91%
Expenses Net of Reductions(d)	0.76%		0.76%	0.77%	0.74%	0.70%	0.70%
Portfolio Turnover Rate	2	%(c)	2%	3%	12%	3%	23	%(c)(f)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 42%.

See accompanying notes to the financial statements.

15

AZL International Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

16

AZL International Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $33.4 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $54,045 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2014, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $17.8 million as of June 30, 2014. The monthly average notional amount for these contracts was $13.2 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$65,218

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

17

AZL International Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts / Change in unrealized appreciation/depreciation on investments	$457,983	$(518,446)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager.

The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL International Index Fund	0.35%	0.77%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2014, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2014	Expires 12/31/2015	Total
AZL International Index Fund	$13,087	$126,982	$140,069

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $4,771 was paid from the Fund relating to these fees and expenses.

18

AZL International Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks
Airlines	$106,020	$1,777,731	$—		$1,883,751
Insurance	514,830	43,652,856	—		44,167,686
Real Estate Investment Trusts (REITs)	977,459	12,326,663	—		13,304,122
Real Estate Management & Development	—	15,940,441	—	^	15,940,441
All Other Common Stocks+	—	774,215,660	—		774,215,660
Preferred Stocks+	—	5,210,820	—		5,210,820
Rights
Household Durables	—	—	23,287		23,287
Oil, Gas & Consumable Fuels	36,628	—	—		36,628
All Other Rights+	—	22,952	—		22,952
Securities Held as Collateral for Securities on Loan	—	15,947,173	—		15,947,173
Unaffiliated Investment Company	1,742,626	—	—		1,742,626

Total Investment Securities	$3,377,563	$869,094,296	$23,287		$872,495,146

Other Financial Instruments:*
Futures Contracts	(65,218)	—	—		(65,218)

Total Investments	$3,312,345	$869,094,296	$23,287		$872,429,928

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2014.

19

AZL International Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL International Index Fund	$57,155,413	$17,448,742

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $688,779,864. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$210,634,045
Unrealized depreciation	(26,918,763)

Net unrealized appreciation depreciation	$183,715,282

As of the end of its tax year ended December 31, 2013, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2015	Expires 12/31/2016	Total
AZL International Index Fund	$42,234,498	$55,890,176	$98,124,674

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL International Index Fund	$686,764	$—	$686,764

20

AZL International Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL International Index Fund	$13,742,662	$—	$13,742,662

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL International Index Fund	$15,224,213	$—	$(98,811,438)	$165,878,404	$82,291,179

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

21

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Invesco Equity and Income Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 11

Statement of Operations Page 11

Statements of Changes in Net Assets Page 12

Financial Highlights Page 13

Notes to the Financial Statements Page 14

Other Information Page 20

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Invesco Equity and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Invesco Equity and Income Fund	$1,000.00	$1,058.50	$4.90	0.96%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Invesco Equity and Income Fund	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stock	62.6%
Convertible Bond	10.4
U.S. Treasury Obligation	9.8
Money Market	8.8
Corporate Bond	5.7
Securities Held as Collateral for Securities on Loan	2.4
Yankee Dollar	1.8
Convertible Preferred Stock	0.5
U.S. Government Agency Mortgages	0.2

Total Investment Securities	102.2
Net other assets (liabilities)	(2.2)

Net Assets	100.0%

1

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (62.6%):
Aerospace & Defense (0.7%):
73,538	General Dynamics Corp.	$8,570,854

Automobiles (0.9%):
294,164	General Motors Co.	10,678,153

Banks (7.2%):
593,674	Bank of America Corp.	9,124,769
183,645	BB&T Corp.	7,241,122
152,726	Comerica, Inc.	7,660,736
328,361	Fifth Third Bancorp	7,010,507
583,952	JPMorgan Chase & Co.	33,647,315
160,953	PNC Financial Services Group, Inc.	14,332,866
191,817	Wells Fargo & Co.	10,081,902

		89,099,217

Biotechnology (0.7%):
71,025	Amgen, Inc.	8,407,229

Capital Markets (4.3%):
430,150	Charles Schwab Corp. (The)	11,583,940
47,334	Goldman Sachs Group, Inc. (The)	7,925,605
529,200	Morgan Stanley	17,109,035
121,041	Northern Trust Corp.	7,772,043
133,947	State Street Corp.	9,009,275

		53,399,898

Chemicals (1.1%):
187,766	Dow Chemical Co. (The)	9,662,439
18,509	PPG Industries, Inc.	3,889,666

		13,552,105

Commercial Services & Supplies (1.1%):
300,599	Tyco International, Ltd.	13,707,314

Diversified Financial Services (3.6%):
653,973	Citigroup, Inc.	30,802,128
87,166	CME Group, Inc.	6,184,428
204,655	Voya Financial, Inc.	7,437,163

		44,423,719

Diversified Telecommunication Services (1.0%):
93,296	France Telecom SA	1,470,214
320,373	Koninklijke (Royal) KPN NV*	1,166,511
876,684	Telecom Italia SpA	1,109,055
85,420	Telefonica SA	1,464,399
155,365	Verizon Communications, Inc.	7,602,009

		12,812,188

Electric Utilities (0.8%):
67,433	Edison International	3,918,532
100,941	Pinnacle West Capital Corp.	5,838,427

		9,756,959

Electronic Equipment, Instruments & Components (0.8%):
471,608	Corning, Inc.	10,351,796

Energy Equipment & Services (1.0%):
166,235	Baker Hughes, Inc.	12,376,196

Food Products (2.0%):
175,896	Archer-Daniels-Midland Co.	7,758,773
268,202	Mondelez International, Inc., Class A	10,087,077
129,619	Unilever NV, ADR	5,672,127

		23,517,977

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (0.5%):
103,383	Medtronic, Inc.	$6,591,700

Health Care Providers & Services (2.0%):
72,971	CIGNA Corp.	6,711,143
95,565	UnitedHealth Group, Inc.	7,812,439
94,061	WellPoint, Inc.	10,121,904

		24,645,486

Hotels, Restaurants & Leisure (0.9%):
290,782	Carnival Corp.	10,947,942

Household Products (0.6%):
92,098	Procter & Gamble Co. (The)	7,237,982

Industrial Conglomerates (1.6%):
759,733	General Electric Co.	19,965,783

Insurance (2.2%):
82,204	Aon plc	7,405,758
4,601	Chubb Corp. (The)	424,074
248,938	Marsh & McLennan Cos., Inc.	12,899,967
131,056	Willis Group Holdings plc	5,674,725

		26,404,524

Internet Software & Services (1.2%):
290,525	eBay, Inc.*	14,543,682

IT Services (0.7%):
181,129	Amdocs, Ltd.	8,391,707

Machinery (1.8%):
114,828	Caterpillar, Inc.	12,478,359
156,900	Ingersoll-Rand plc	9,807,819

		22,286,178

Media (4.2%):
239,297	Comcast Corp., Class A	12,845,463
177,381	Thomson Reuters Corp.^	6,459,136
86,904	Time Warner Cable, Inc.	12,800,959
64,450	Time Warner, Inc.	4,527,613
174,795	Viacom, Inc., Class B	15,159,970

		51,793,141

Metals & Mining (0.6%):
200,453	Freeport-McMoRan Copper & Gold, Inc.	7,316,535

Multi-Utilities (0.5%):
118,954	PG&E Corp.	5,712,171

Oil, Gas & Consumable Fuels (6.7%):
78,897	Anadarko Petroleum Corp.	8,636,855
93,928	Apache Corp.	9,451,035
247,216	Canadian Natural Resources, Ltd.	11,360,952
78,878	Exxon Mobil Corp.	7,941,437
91,186	Occidental Petroleum Corp.	9,358,419
516,388	Royal Dutch Shell plc, A Shares	21,359,089
191,712	Total SA	13,850,324

		81,958,111

Personal Products (1.1%):
913,640	Avon Products, Inc.	13,348,280

Pharmaceuticals (5.0%):
86,525	Bristol-Myers Squibb Co.	4,197,328
161,123	Eli Lilly & Co.	10,017,017
29,701	Hospira, Inc.*	1,525,740

Continued

2

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
215,895	Merck & Co., Inc.	$12,489,526
6,182	Novartis AG, ADR	559,656
114,245	Novartis AG, Registered Shares	10,350,895
197,699	Pfizer, Inc.	5,867,706
61,877	Sanofi-Aventis SA	6,580,973
192,648	Teva Pharmaceutical Industries, Ltd., ADR	10,098,608

		61,687,449

Road & Rail (0.7%):
273,403	CSX Corp.	8,423,546

Semiconductors & Semiconductor Equipment (2.6%):
735,136	Applied Materials, Inc.	16,577,317
182,309	Broadcom Corp., Class A	6,767,310
67,836	Intel Corp.	2,096,132
141,062	Texas Instruments, Inc.	6,741,353

		32,182,112

Software (3.2%):
207,865	Adobe Systems, Inc.*	15,041,111
85,814	Citrix Systems, Inc.*	5,367,666
210,987	Microsoft Corp.	8,798,158
435,660	Symantec Corp.	9,976,614

		39,183,549

Specialty Retail (0.8%):
216,737	Abercrombie & Fitch Co., Class A	9,373,875

Wireless Telecommunication Services (0.5%):
180,359	Vodafone Group plc, ADR	6,022,187

Total Common Stocks (Cost $578,889,353)		768,669,545

Convertible Preferred Stocks (0.5%):
Banks (0.2%):
13,608	KeyCorp, Series A, 7.75%	1,782,647
32,000	Wells Fargo & Co., 5.85%	830,080

		2,612,727

Capital Markets (0.2%):
23,000	AMG Capital Trust II, 5.15%	1,444,688
25,000	State Street Corp., Series D, 5.90%	655,000

		2,099,688

Oil, Gas & Consumable Fuels (0.1%):
27,346	El Paso Energy Capital Trust I, 4.75%	1,497,194

Total Convertible Preferred Stocks (Cost $5,104,320)		6,209,609

Convertible Bonds (10.4%):
Air Freight & Logistics (0.2%):
$2,153,000	UTI Worldwide, Inc., 4.50%, 3/1/19^(a)	2,290,254

Banks (0.0%):
110,000	Wells Fargo & Co., 1.50%, 1/16/18	109,812

Beverages (0.0%):
175,000	Brown-Forman Corp., 2.25%, 1/15/23, Callable 10/15/22 @ 100	162,471

Biotechnology (0.6%):
1,819,000	Cubist Pharmaceuticals, Inc., 1.13%, 9/1/18^(a)	2,046,375

Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Biotechnology, continued
$1,307,000	Cubist Pharmaceuticals, Inc., 1.88%, 9/1/20^(a)	$1,489,980
893,000	Gilead Sciences, Inc., 1.63%, 5/1/16	3,254,985

		6,791,340

Capital Markets (0.6%):
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17, Callable 3/13/15 @ 100(a)	1,548,360
4,530,000	Goldman Sachs Group, Inc. (The), 1.00%, 9/28/20(a)	4,830,928
1,138,000	Jefferies Group, 3.88%, 11/1/29, Callable 11/1/17 @ 100	1,216,949

		7,596,237

Chemicals (0.0%):
200,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	190,927

Communications Equipment (0.5%):
2,644,000	Ciena Corp., 4.00%, 12/15/20	3,663,592
2,333,000	JDS Uniphase Corp., 0.63%, 8/15/33, Callable 8/20/18 @ 200^(a)	2,338,833

		6,002,425

Construction Materials (0.6%):
5,432,000	Cemex SAB de C.V., 4.88%, 3/15/15	6,800,185

Diversified Financial Services (0.1%):
665,000	Citigroup, Inc., 3.50%, 5/15/23	647,342
600,000	General Electric Capital Corp., 5.25%, 12/31/99, Callable 6/15/23 @ 100, Perpetual Bond(b)	606,000

		1,253,342

Electric Utilities (0.0%):
405,000	Baltimore Gas And Electric Co., 3.35%, 7/1/23	411,110

Energy Equipment & Services (0.2%):
2,258,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32, Callable 3/20/18 @ 100^	3,045,478

Health Care Equipment & Supplies (0.4%):
1,899,000	NuVasive, Inc., 2.75%, 7/1/17	2,171,981
3,172,000	Volcano Corp., 1.75%, 12/1/17^	3,062,963

		5,234,944

Health Care Providers & Services (1.6%):
2,281,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	3,106,437
2,875,000	HealthSouth Corp., 2.00%, 12/1/43, Callable 12/1/18 @ 100(a)	3,149,921
1,642,000	Omnicare, Inc., 3.25%, 12/15/35	1,746,677
1,415,000	Omnicare, Inc., 3.75%, 4/1/42, Callable 4/1/16 @ 200	2,340,941
1,407,000	Omnicare, Inc., 3.50%, 2/15/44, Callable 2/15/19 @ 93.09	1,593,428
3,354,000	WellPoint, Inc., 2.75%, 10/15/42	5,137,908
1,043,000	WellPoint, Inc., 2.75%, 10/15/42	1,597,746

		18,673,058

Continued

3

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Hotels, Restaurants & Leisure (0.3%):
$2,752,000	MGM Resorts International, 4.25%, 4/15/15	$4,040,280

Insurance (0.2%):
165,000	Old Republic International Corp., 3.75%, 3/15/18	205,322
1,295,000	Radian Group, Inc., 3.00%, 11/15/17	1,872,894

		2,078,216

Internet & Catalog Retail (0.3%):
1,056,000	Liberty Interactive LLC, 0.75%, 3/30/43, Callable 4/5/23 @ 200	1,415,040
281,000	Liberty Interactive LLC, 0.75%, 3/30/43, Callable 4/5/23 @ 100	376,540
1,250,000	QVC, Inc., 7.50%, 10/1/19, Callable 10/1/14 @ 104(a)	1,313,836

		3,105,416

Machinery (0.1%):
426,000	Greenbrier Cos., Inc., 3.50%, 4/1/18	714,083

Media (0.5%):
415,000	Comcast Corp., 4.25%, 1/15/33	426,303
200,000	Interpublic Group of Cos., Inc., 2.25%, 11/15/17	203,441
4,876,000	Liberty Media Corp., 1.38%, 10/15/23(a)	4,943,044
412,000	Live National Entertainment, Inc., 2.50%, 5/15/19(a)	428,995

		6,001,783

Metals & Mining (0.3%):
350,000	Southern Copper Corp., 5.25%, 11/8/42	321,775
2,416,000	United States Steel Corp., 2.75%, 4/1/19^	3,000,370

		3,322,145

Oil, Gas & Consumable Fuels (0.7%):
335,000	Chevron Corp., 1.72%, 6/24/18, Callable 5/24/18 @ 100	337,631
4,742,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	4,374,496
3,337,000	Stone Energy Corp., 1.75%, 3/1/17^	4,223,390

		8,935,517

Personal Products (0.0%):
100,000	Avon Products, Inc., 2.38%, 3/15/16	101,322

Pharmaceuticals (0.5%):
885,000	Abbvie, Inc., 1.20%, 11/6/15	890,976
670,000	Mylan, Inc., 6.00%, 11/15/18, Callable 11/15/14 @ 103(a)	700,779
1,396,000	Salix Pharmaceuticals, Ltd., 1.50%, 3/15/19	2,740,523
970,000	Salix Pharmaceuticals, Ltd., 1.50%, 3/15/19	1,904,230

		6,236,508

Real Estate Investment Trusts (REITs) (0.0%):
515,000	EPR Properties, 5.25%, 7/15/23, Callable 4/15/23 @ 100	535,734

Semiconductors & Semiconductor Equipment (1.2%):
2,824,000	Lam Research Corp., 1.25%, 5/15/18^	3,858,290

Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$2,730,000	Micron Technology, Inc., Series G, 3.00%, 11/15/43, Callable 11/20/18 @ 83.04^	$3,516,581
1,467,000	Novellus Systems, Inc., 2.63%, 5/15/41	2,968,841
3,464,000	NVIDIA Corp., 1.00%, 12/1/18(a)	3,823,390

		14,167,102

Software (0.3%):
1,930,000	Citrix Systems, Inc., 0.50%, 4/15/19(a)	2,043,388
2,055,000	NetSuite, Inc., 0.25%, 6/1/18^	2,107,659

		4,151,047

Specialty Retail (0.1%):
1,400,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100	1,531,174

Technology Hardware, Storage & Peripherals (0.4%):
4,379,000	SanDisk Corp., 0.50%, 10/15/20(a)	5,509,329

Thrifts & Mortgage Finance (0.7%):
3,438,000	MGIC Investment Corp., 5.00%, 5/1/17^	3,988,080
1,557,000	MGIC Investment Corp., 2.00%, 4/1/20	2,317,984
1,141,000	Radian Group, Inc., 2.25%, 3/1/19	1,710,074

		8,016,138

Total Convertible Bonds (Cost $106,621,336)		127,007,377

Corporate Bonds (5.7%):
Aerospace & Defense (0.0%):
380,000	L-3 Communications Holdings Corp., 3.95%, 5/28/24, Callable 2/28/24 @ 100	382,594
200,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	191,556

		574,150

Air Freight & Logistics (0.1%):
360,000	FedEx Corp., 4.90%, 1/15/34	386,379
745,000	FedEx Corp., 5.10%, 1/15/44	806,129
160,000	United Parcel Service, Inc., 2.45%, 10/1/22	155,255

		1,347,763

Airlines (0.0%):
90,353	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	97,807
285,234	Continental Airlines 2012-A, Series A, 4.15%, 4/11/24	295,896
63,973	Delta Air Lines, Inc., 6.20%, 7/2/18	71,810

		465,513

Automobiles (0.0%):
550,000	Ford Motor Co., 4.75%, 1/15/43	556,044

Banks (0.3%):
330,000	Bank of America Corp., 1.25%, 1/11/16, MTN	332,475
295,000	Bank of America Corp., 5.75%, 12/1/17	332,736
175,000	Bank of America Corp., 5.65%, 5/1/18, MTN	198,369
310,000	Bank of America Corp., 4.13%, 1/22/24, MTN	319,608
105,000	HBOS plc, 6.75%, 5/21/18(a)	120,963
570,000	JPMorgan Chase & Co., Series V, 5.00%, 12/29/49, Callable 7/1/19 @ 100	567,888

Continued

4

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$495,000	JPMorgan Chase & Co., Series S, 6.75%, 12/31/49, Callable 2/1/24 @ 100, Perpetual Bond(b)	$530,888
130,000	PNC Funding Corp., 5.13%, 2/8/20	148,495
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(b)	255,882
879,000	Wells Fargo & Co., 4.13%, 8/15/23	913,109
405,000	Wells Fargo & Co., 4.10%, 6/3/26, MTN	410,103

		4,130,516

Beverages (0.1%):
20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14	20,360
135,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.63%, 4/15/15	138,470
175,000	Anheuser-Busch InBev NV Worldwide, Inc., 0.80%, 7/15/15	175,788
80,000	FBG Finance, Ltd., 5.13%, 6/15/15(a)	83,305
990,000	PepsiCo, Inc., 3.60%, 3/1/24, Callable 12/1/23 @ 100	1,019,840

		1,437,763

Biotechnology (0.2%):
335,000	Celgene Corp., 4.00%, 8/15/23	348,871
1,220,000	Celgene Corp., 4.63%, 5/15/44, Callable 11/15/43 @ 100	1,221,943
560,000	Gilead Sciences, Inc., 2.05%, 4/1/19	560,376

		2,131,190

Capital Markets (0.4%):
380,000	Apollo Management Holdings LP, 4.00%, 5/30/24(a)	382,434
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	142,809
180,000	Charles Schwab Corp. (The), 4.45%, 7/22/20	200,845
240,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	246,088
75,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	88,841
115,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	131,884
520,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19	527,068
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	196,513
500,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	578,592
140,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	168,425
650,000	KKR Group Finance Co. III LLC, 5.13%, 6/1/44, Callable 12/1/43 @ 100(a)	659,423
70,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	82,469
235,000	Morgan Stanley, 4.00%, 7/24/15	243,387
295,000	Morgan Stanley, 3.45%, 11/2/15	305,237
120,000	Morgan Stanley, 5.75%, 1/25/21	139,395
365,000	Morgan Stanley, 6.38%, 7/24/42	463,128

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$90,000	National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	$91,557

		4,648,095

Chemicals (0.1%):
275,000	Monsanto Co., 2.13%, 7/15/19	275,680
190,000	Monsanto Co., 3.38%, 7/15/24, Callable 4/15/24 @ 100	191,256
200,000	Monsanto Co., 3.60%, 7/15/42, Callable 1/15/42 @ 100	176,286

		643,222

Commercial Services & Supplies (0.0%):
430,000	Pitney Bowes, Inc., 4.63%, 3/15/24, Callable 12/15/23 @ 100	444,770

Communications Equipment (0.0%):
290,000	Juniper Networks, Inc., 4.50%, 3/15/24	303,302

Containers & Packaging (0.1%):
905,000	Packaging Corp. of America, 4.50%, 11/1/23, Callable 8/1/23 @ 100	969,327

Diversified Financial Services (0.4%):
135,000	Citigroup, Inc., 6.13%, 11/21/17	154,406
220,000	Citigroup, Inc., 8.50%, 5/22/19	281,202
595,000	Citigroup, Inc., 6.68%, 9/13/43	740,724
220,000	Citigroup, Inc., 5.30%, 5/6/44	229,471
925,000	Glencore Funding LLC, 3.13%, 4/29/19(a)	943,315
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	137,414
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	76,851
150,000	JPMorgan Chase & Co., 4.40%, 7/22/20	163,895
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22	235,584
785,000	Moody’s Corp., 4.50%, 9/1/22, Callable 6/1/22 @ 100	823,003
500,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	535,199

		4,321,064

Diversified Telecommunication Services (0.3%):
1,000,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,119,093
1,375,000	Verizon Communications, Inc., 6.40%, 9/15/33	1,684,290
890,000	Verizon Communications, Inc., 6.55%, 9/15/43	1,120,012

		3,923,395

Electrical Equipment (0.0%):
405,000	Eaton Corp., 0.95%, 11/2/15	406,785

Energy Equipment & Services (0.1%):
960,000	Rowan Cos., Inc., 5.85%, 1/15/44, Callable 7/15/43 @ 100	1,036,327

Food & Staples Retailing (0.1%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	104,585

Continued

5

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$1,085,000	Kroger Co. (The), 3.30%, 1/15/21, Callable 12/15/20 @ 100	$1,110,716
315,000	Wal-Mart Stores, Inc., 3.30%, 4/22/24, Callable 1/22/24 @ 100	318,324

		1,533,625

Food Products (0.0%):
132,000	Mondelez International, Inc., 6.50%, 2/9/40	169,030

Health Care Equipment & Supplies (0.2%):
465,000	CareFusion Corp., 3.88%, 5/15/24, Callable 2/15/24 @ 100	469,810
370,000	CareFusion Corp., 4.88%, 5/15/44, Callable 11/15/43 @ 100	373,763
525,000	Edwards Lifesciences Corp., 2.88%, 10/15/18	536,496
290,000	Medtronic, Inc., 4.00%, 4/1/43, Callable 10/1/42 @ 100	276,181
465,000	Medtronic, Inc., 4.63%, 3/15/44, Callable 9/15/43 @ 100	488,391

		2,144,641

Health Care Providers & Services (0.2%):
220,000	Aetna, Inc., 3.95%, 9/1/20	238,641
840,000	Express Scripts Holding Co., 2.25%, 6/15/19	836,487
950,000	McKesson Corp., 2.28%, 3/15/19	953,333
295,000	UnitedHealth Group, Inc., 1.63%, 3/15/19	290,452

		2,318,913

Hotels, Restaurants & Leisure (0.0%):
305,000	Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	316,796
225,000	Wyndham Worldwide Corp., 5.63%, 3/1/21	253,591

		570,387

Household Durables (0.0%):
635,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	600,710

Household Products (0.1%):
695,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 6/1/21 @ 100	750,237

Independent Power and Renewable Electricity Producers (0.1%):
175,000	Louisville Gas & Electric Co., 1.63%, 11/15/15	177,648
520,000	Oglethorpe Power Corp., 4.55%, 6/1/44	524,269
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	145,914

		847,831

Insurance (0.3%):
1,000,000	American Financial Group, Inc., 9.88%, 6/15/19	1,308,302
205,000	Berkley (WR) Corp., 4.63%, 3/15/22	220,211
115,000	CNA Financial Corp., 5.88%, 8/15/20	134,572
320,000	Lincoln National Corp., 4.00%, 9/1/23	332,410
210,000	Markel Corp., 5.00%, 3/30/43	218,179
295,000	Marsh & McLennan Cos., Inc., 4.05%, 10/15/23, Callable 7/15/23 @ 100	310,484
75,000	Pacific Life Corp., 6.00%, 2/10/20(a)	85,655

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	$83,961
20,000	Prudential Financial, Inc., 7.38%, 6/15/19, MTN	24,768
35,000	Prudential Financial, Inc., 6.63%, 12/1/37, MTN	45,035
280,000	Prudential Financial, Inc., 5.10%, 8/15/43, MTN	302,337
560,000	Reinsurance Group of America, Inc., 4.70%, 9/15/23	599,757
440,000	Travelers Cos., Inc. (The), 4.60%, 8/1/43	464,059

		4,129,730

IT Services (0.0%):
315,000	Computer Sciences Corp., 4.45%, 9/15/22	330,290
195,000	Hewlett-Packard Co., 2.63%, 12/9/14	196,939

		527,229

Machinery (0.1%):
655,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	640,431

Media (0.8%):
135,000	Comcast Corp., 5.70%, 5/15/18	155,522
245,000	Comcast Corp., 6.45%, 3/15/37	312,496
70,000	Cox Communications, Inc., 5.45%, 12/15/14	71,542
1,520,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	2,129,608
240,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	233,397
210,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 1.75%, 1/15/18	210,289
2,185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	2,294,540
315,000	Interpublic Group of Cos., Inc., 4.20%, 4/15/24	325,039
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	74,590
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	92,082
2,000,000	Time Warner Cable, Inc., 5.00%, 2/1/20	2,241,218
160,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	186,634
40,000	Time Warner, Inc., 5.88%, 11/15/16	44,540

		8,371,497

Metals & Mining (0.1%):
350,000	Barrick NA Finance LLC, 5.70%, 5/30/41	360,764
215,000	Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	215,851
215,000	Newmont Mining Corp., 3.50%, 3/15/22, Callable 12/15/21 @ 100	207,291

		783,906

Oil, Gas & Consumable Fuels (0.5%):
385,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100(a)	385,355
55,000	Enterprise Products Operating LP, 5.25%, 1/31/20	62,767
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	88,971

Continued

6

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$640,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	$705,542
190,000	Phillips 66, 1.95%, 3/5/15	191,901
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	180,723
365,000	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100	386,839
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	58,483
470,000	Sunoco Logistics Partners LP, 5.50%, 2/15/20	532,809
710,000	Sunoco Logistics Partners LP, 5.30%, 4/1/44, Callable 10/1/43 @ 100	747,032
45,000	Texas East Transmission, 7.00%, 7/15/32	59,461
830,000	Western Gas Partners LP, 5.45%, 4/1/44, Callable 10/1/43 @ 100	914,278
755,000	Williams Partners LP, 5.40%, 3/4/44, Callable 9/4/43 @ 100	809,988

		5,124,149

Paper & Forest Products (0.0%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	147,298

Pharmaceuticals (0.1%):
110,000	Express Scripts, Inc., 3.13%, 5/15/16	114,601
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	97,487
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	76,793
95,000	Merck & Co., Inc., 5.00%, 6/30/19	108,096
1,100,000	Novartis Capital Corp., 4.40%, 5/6/44	1,144,888
213,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100	216,341

		1,758,206

Real Estate Investment Trusts (REITs) (0.2%):
55,000	American Tower Corp., 4.63%, 4/1/15	56,649
443,000	American Tower Corp., 4.50%, 1/15/18	482,689
510,000	American Tower Corp., 3.40%, 2/15/19	533,540
460,000	American Tower Corp., 5.00%, 2/15/24	499,619
115,000	Digital Realty Trust LP, 4.50%, 7/15/15^	118,280
410,000	HCP, Inc., 4.20%, 3/1/24, Callable 12/1/23 @ 100	422,671
460,000	Health Care REIT, Inc., 4.50%, 1/15/24, Callable 10/15/23 @ 100	484,687
125,000	Realty Income Corp., 2.00%, 1/31/18, Callable 12/31/17 @ 100	125,591
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	191,688
240,000	Ventas Realty LP / Capital Corp., 2.70%, 4/1/20, Callable 1/1/20 @ 100	238,859
95,000	Ventas Realty LP / Capital Corp., 4.25%, 3/1/22	100,916
155,000	Ventas Realty LP / Capital Corp., 5.70%, 9/30/43, Callable 3/30/43 @ 100	179,766

		3,434,955

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Management & Development (0.0%):
$510,000	Piedmont Operating Partnership LP, 4.45%, 3/15/24, Callable 12/15/23 @ 100	$522,409
75,000	WEA Finance LLC, 7.13%, 4/15/18(a)	91,295

		613,704

Road & Rail (0.3%):
1,370,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43, Callable 3/1/43 @ 100	1,510,244
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	161,901
845,000	ERAC USA Finance LLC, 2.35%, 10/15/19(a)	843,758
105,000	Ryder System, Inc., 3.15%, 3/2/15, MTN	106,874
18,000	Union Pacific Corp., 3.65%, 2/15/24, Callable 11/15/23 @ 100	18,740
465,000	Union Pacific Corp., 4.85%, 6/15/44, Callable 12/15/43 @ 100	514,139

		3,155,656

Software (0.1%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	83,424
1,035,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	1,034,586

		1,118,010

Specialty Retail (0.2%):
520,000	Advance Auto Parts, Inc., 4.50%, 12/1/23, Callable 9/1/23 @ 100	548,313
653,047	CVS Pass-Through Trust, 6.04%, 12/10/28	751,761
365,000	Penske Truck Leasing Co. LP, 2.50%, 3/15/16(a)	375,193
355,000	Target Corp., 2.90%, 1/15/22	356,289
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	19,937

		2,051,493

Technology Hardware, Storage & Peripherals (0.0%):
270,000	Apple, Inc., 3.45%, 5/6/24	273,009

Textiles, Apparel & Luxury Goods (0.0%):
195,000	Cintas Corp., 2.85%, 6/1/16	201,541

Tobacco (0.1%):
310,000	Philip Morris International, Inc., 3.60%, 11/15/23^	320,314
925,000	Philip Morris International, Inc., 4.88%, 11/15/43	996,239

		1,316,553

Wireless Telecommunication Services (0.1%):
1,000	AT&T, Inc., 8.00%, 11/15/31	1,468
28,000	AT&T, Inc., 5.35%, 9/1/40	30,456
730,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	859,229
25,000	SBC Communications, Inc., 6.15%, 9/15/34	29,840
65,000	Verizon Communications, Inc., 3.00%, 4/1/16	67,390
120,000	Verizon Communications, Inc., 6.40%, 2/15/38	146,561

		1,134,944

Total Corporate Bonds (Cost $67,587,761)		71,056,911

Continued

7

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Yankee Dollars (1.8%):
Aerospace & Defense (0.0%):
$275,000	Heathrow Funding, Ltd., 2.50%, 6/25/15(a)	$279,490

Airlines (0.1%):
574,461	Virgin Australia Holdings, Ltd., 5.00%, 10/23/23(a)	610,366

Banks (0.9%):
235,000	Abbey National Treasury Services plc, 3.88%, 11/10/14(a)	237,885
430,000	Banco Inbursa SA, 4.13%, 6/6/24^(a)	420,110
100,000	Barclays Bank plc, 2.75%, 2/23/15	101,508
175,000	Barclays Bank plc, 6.75%, 5/22/19	210,746
110,000	Barclays Bank plc, 5.14%, 10/14/20	120,483
615,000	BBVA Bancomer SA, 4.38%, 4/10/24(a)	626,531
564,000	Credit Suisse AG, 6.50%, 8/8/23(a)	625,335
255,000	HSBC Bank plc, 4.13%, 8/12/20(a)	276,007
200,000	HSBC Holdings plc, 4.25%, 3/14/24	205,825
375,000	ING Bank NV, 3.75%, 3/7/17(a)	398,876
435,000	Lloyds Bank plc, 2.30%, 11/27/18^	441,662
2,425,000	Mizuho Finance Group (Cayman) 3, Ltd., 4.60%, 3/27/24(a)	2,556,029
125,000	National Australia Bank, 3.75%, 3/2/15(a)	127,787
180,000	Rabobank Nederland NV, 4.75%, 1/15/20(a)	200,639
100,000	Santander U.S. Debt SA, 3.72%, 1/20/15(a)	101,480
995,000	Societe Generale SA, 5.00%, 1/17/24(a)	1,040,607
100,000	Standard Chartered plc, 3.85%, 4/27/15(a)	102,590
545,000	Standard Chartered plc, 5.70%, 3/26/44(a)	571,247
35,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	39,976
120,000	UBS AG Stamford CT, Series BKNT, 5.75%, 4/25/18	137,585

		8,542,908

Chemicals (0.1%):
650,000	Montell Finance Co. BV, 8.10%, 3/15/27(a)	873,223

Diversified Financial Services (0.1%):
830,000	BP Capital Markets plc, 2.24%, 5/10/19	837,125

Diversified Telecommunication Services (0.0%):
465,000	British Telecommunications plc, 1.25%, 2/14/17	465,419
320,000	Telefonica Emisiones SAU, 7.05%, 6/20/36	408,157

		873,576

Electric Utilities (0.1%):
765,000	Electricite de France SA, 4.88%, 1/22/44(a)	815,561
785,000	Electricite de France SA, 5.62%, 12/31/49, Callable 1/22/24 @ 100, Perpetual Bond(a)(b)	820,560

		1,636,121

Food Products (0.1%):
685,000	Grupo Bimbo SAB de C.V., 3.88%, 6/27/24^(a)	683,644

Independent Power and Renewable Electricity Producers (0.0%):
50,000	Electricite de France, 4.60%, 1/27/20(a)	55,593

Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Independent Power and Renewable Electricity Producers, continued
$100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14(a)	$100,606

		156,199

Industrial Conglomerates (0.0%):
350,000	Pentair Finance SA, 5.00%, 5/15/21, Callable 2/15/21 @ 100	386,882

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	105,382

Internet Software & Services (0.2%):
455,000	Baidu, Inc., 3.25%, 8/6/18	470,090
845,000	Tencent Holdings, Ltd., 3.38%, 5/2/19(a)	863,903

		1,333,993

Media (0.0%):
400,000	Grupo Televisa SAB, 5.00%, 5/13/45	400,796

Metals & Mining (0.1%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19(a)	128,729
465,000	Anglo American Capital plc, 4.13%, 4/15/21(a)	475,970
205,000	ArcelorMittal, 4.25%, 8/5/15	210,381
145,000	ArcelorMittal, 9.85%, 6/1/19	185,600
30,000	ArcelorMittal, 7.25%, 3/1/41	31,875
265,000	Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20(a)	243,800
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	131,105
110,000	Rio Tinto Finance (USA), Ltd., 7.13%, 7/15/28	143,908
380,000	Vale Overseas, Ltd., 5.63%, 9/15/19	427,388
65,000	Vale SA, 5.63%, 9/11/42	63,681
230,000	Xstrata Finance Canada, 1.80%, 10/23/15(a)	232,605
230,000	Xstrata Finance Canada, 2.70%, 10/25/17(a)	236,087

		2,511,129

Oil, Gas & Consumable Fuels (0.0%):
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	158,688
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	71,612
390,000	Petrobras Global Finance Co., 5.63%, 5/20/43	352,950
40,000	Shell International Finance BV, 3.10%, 6/28/15	41,092

		624,342

Pharmaceuticals (0.1%):
850,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100(a)	858,032
310,000	Perrigo Co. plc, 2.30%, 11/8/18(a)	309,873

		1,167,905

Real Estate Management & Development (0.0%):
430,000	Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21(a)	485,518

Thrifts & Mortgage Finance (0.0%):
180,000	Nationwide Building Society, 6.25%, 2/25/20(a)	212,534

Continued

8

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services (0.0%):
$200,000	America Movil SAB de C.V., 2.38%, 9/8/16	$205,646
335,000	America Movil SAB de C.V., 4.38%, 7/16/42	316,405
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	88,012
355,000	Rogers Communications, Inc., 4.50%, 3/15/43, Callable 9/15/42 @ 100	344,959

		955,022

Total Yankee Dollars (Cost $21,866,267)		22,676,155

U.S. Treasury Obligations (9.8%):
U.S. Treasury Bonds (0.0%)
475,000	3.63%, 2/15/44	501,273

U.S. Treasury Notes (9.8%)
11,470,000	2.25%, 1/31/15	11,615,164
17,879,000	0.50%, 6/30/16	17,894,358
200,000	0.63%, 5/31/17	198,672
43,495,000	0.88%, 6/15/17	43,512,006
8,000,000	0.75%, 6/30/17	7,967,504
13,200,000	0.75%, 2/28/18	12,992,720
6,200,000	1.25%, 1/31/19	6,130,250
17,068,000	1.63%, 6/30/19	17,068,000
6,000	3.63%, 2/15/20	6,600
400,000	2.63%, 11/15/20	415,500
900,000	2.50%, 5/15/24^	898,735

		118,699,509

Total U.S. Treasury Obligations (Cost $119,327,577)		119,200,782

Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages (0.2%):
$1,200,000	Federal Home Loan Mortgage Corporation, 4.88%, 6/13/18	$1,329,770
725,000	Federal National Mortgage Association, 6.63%, 11/15/30	831,138

		2,160,908

Total U.S. Government Agency Mortgages (Cost $2,004,638)		2,160,908

Securities Held as Collateral for Securities on Loan (2.4%):
30,050,448	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	30,050,448

Total Securities Held as Collateral for Securities on Loan (Cost $30,050,448)		30,050,448

Unaffiliated Investment Company (8.8%):
108,750,179	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	108,750,179

Total Unaffiliated Investment Company (Cost $108,750,179)		108,750,179

Total Investment Securities (Cost $1,040,201,879)(e) — 102.2%		1,255,781,914
Net other assets (liabilities) — (2.2)%		(26,747,657)

Net Assets — 100.0%		$1,229,034,257

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

MTN—Medium Term Note

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $29,383,896.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2014. The date presented represents the final maturity date.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(d)	The rate represents the effective yield at June 30, 2014.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

9

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Australia	0.1%
Brazil	—	%NM
British Virgin Islands	0.2%
Canada	1.5%
Cayman Islands	0.4%
France	2.0%
Guernsey	0.7%
Ireland (Republic of)	0.8%
Israel	0.8%
Italy	0.1%
Jersey	—	%NM
Luxembourg	0.1%
Mexico	0.7%
Netherlands	0.6%
Panama	0.9%
Spain	0.1%
Switzerland	2.1%
United Kingdom	3.6%
United States	85.3%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Forward Currency Contracts

At June 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	7/25/14	5,998,358	$10,181,673	$10,262,111	$(80,438)
British Pound	State Street	7/25/14	5,994,243	10,174,208	10,255,071	(80,863)
Canadian Dollar	Bank of New York Mellon	7/25/14	7,106,815	6,612,528	6,656,763	(44,235)
Canadian Dollar	State Street	7/25/14	7,114,925	6,619,508	6,664,359	(44,851)
European Euro	Bank of New York Mellon	7/25/14	8,636,942	11,742,009	11,826,837	(84,828)
European Euro	State Street	7/25/14	8,703,619	11,832,745	11,918,141	(85,396)
Israeli Shekel	Bank of New York Mellon	7/25/14	3,805,975	1,107,373	1,109,102	(1,729)
Israeli Shekel	State Street	7/25/14	22,316,591	6,491,155	6,503,293	(12,138)
Swiss Franc	Bank of New York Mellon	7/25/14	3,656,208	4,086,062	4,124,822	(38,760)
Swiss Franc	State Street	7/25/14	3,637,987	4,065,153	4,104,266	(39,113)

				$72,912,414	$73,424,765	$(512,351)

See accompanying notes to the financial statements.

10

AZL Invesco Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$1,040,201,879

Investment securities, at value*	$1,255,781,914
Interest and dividends receivable	3,062,879
Foreign currency, at value (cost $208,629)	208,633
Receivable for capital shares issued	1,489,045
Receivable for investments sold	40,601,379
Reclaims receivable	79,852
Prepaid expenses	4,690

Total Assets	1,301,228,392

Liabilities:
Unrealized depreciation on forward currency contracts	512,351
Payable for investments purchased	40,633,888
Payable for collateral received on loaned securities	30,050,448
Manager fees payable	656,188
Administration fees payable	36,736
Distribution fees payable	250,009
Custodian fees payable	15,783
Administrative and compliance services fees payable	2,795
Trustee fees payable	6,457
Other accrued liabilities	29,480

Total Liabilities	72,194,135

Net Assets	$1,229,034,257

Net Assets Consist of:
Capital	$932,344,579
Accumulated net investment income/(loss)	20,870,832
Accumulated net realized gains/(losses) from investment transactions	60,750,264
Net unrealized appreciation/(depreciation) on investments	215,068,582

Net Assets	$1,229,034,257

Shares of beneficial interest (unlimited number of shares authorized, no par value)	73,821,504
Net Asset Value (offering and redemption price per share)	$16.65

*	Includes securities on loan of $29,383,896.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$13,923,909
Interest	3,615,409
Income from securities lending	164,087
Foreign withholding tax	(216,831)

Total Investment Income	17,486,574

Expenses:
Manager fees	4,262,471
Administration fees	167,926
Distribution fees	1,420,823
Custodian fees	32,001
Administrative and compliance services fees	9,825
Trustee fees	30,477
Professional fees	29,005
Shareholder reports	22,148
Other expenses	11,122

Total expenses before reductions	5,985,798
Less expenses voluntarily waived/reimbursed by the Manager	(531,135)
Less expenses paid indirectly	(107)

Net expenses	5,454,556

Net Investment Income/(Loss)	12,032,018

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	31,846,662
Net realized gains/(losses) on forward currency contracts	(897,246)
Change in net unrealized appreciation/depreciation on investments	23,460,021

Net Realized/Unrealized Gains/(Losses) on Investments	54,409,437

Change in Net Assets Resulting From Operations	$66,441,455

See accompanying notes to the financial statements.

11

Statements of Changes in Net Assets

	AZL Invesco Equity and Income Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$12,032,018	$9,612,618
Net realized gains/(losses) on investment transactions	30,949,416	36,588,914
Change in unrealized appreciation/depreciation on investments	23,460,021	120,836,618

Change in net assets resulting from operations	66,441,455	167,038,150

Dividends to Shareholders:
From net investment income	—	(7,820,810)

Change in net assets resulting from dividends to shareholders	—	(7,820,810)

Capital Transactions:
Proceeds from shares issued	128,977,166	381,039,836
Proceeds from dividends reinvested	—	7,820,810
Value of shares redeemed	(38,397,947)	(51,132,119)

Change in net assets resulting from capital transactions	90,579,219	337,728,527

Change in net assets	157,020,674	496,945,867
Net Assets:
Beginning of period	1,072,013,583	575,067,716

End of period	$1,229,034,257	$1,072,013,583

Accumulated net investment income/(loss)	$20,870,832	$8,838,814

Share Transactions:
Shares issued	8,097,850	25,992,523
Dividends reinvested	—	529,865
Shares redeemed	(2,419,407)	(3,554,718)

Change in shares	5,678,443	22,967,670

See accompanying notes to the financial statements.

12

AZL Invesco Equity and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$15.73		$12.73	$11.54	$11.95		$10.83	$9.00

Investment Activities:
Net Investment Income/(Loss)	0.15		0.11	0.15	0.14		0.12	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.77		3.02	1.22	(0.41)		1.14	1.98

Total from Investment Activities	0.92		3.13	1.37	(0.27)		1.26	2.05

Dividends to Shareholders From:
Net Investment Income	—		(0.13)	(0.18)	(0.14)		(0.14)	(0.22)

Total Dividends	—		(0.13)	(0.18)	(0.14)		(0.14)	(0.22)

Net Asset Value, End of Period	$16.65		$15.73	$12.73	$11.54		$11.95	$10.83

Total Return(a)	5.85	%(b)	24.67%	11.91%	(2.18	)%(c)	11.74%	22.85%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,229,034		$1,072,014	$575,068	$442,396		$351,159	$242,485
Net Investment Income/(Loss)(d)	2.12%		1.20%	1.46%	1.57%		1.49%	1.80%
Expenses Before Reductions(d)(e)	1.05%		1.06%	1.07%	1.09%		1.10%	1.13%
Expenses Net of Reductions(d)	0.96%		0.97%	0.98%	1.01%		1.02%	1.07%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	0.96%		0.97%	0.99%	1.01%		1.02%	1.07%
Portfolio Turnover Rate	59	%(b)	52%	29%	28%		37%	69%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $1,491 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

13

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Invesco Equity and Income Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

14

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $49.5 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $16,305 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2014, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $72.9 million as of June 30, 2014. The monthly average amount for these contracts was $53.7 million for the period ended June 30, 2014.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$—	Unrealized depreciation on forward currency contracts	$512,351

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in unrealized appreciation/depreciation on investments	$(897,246)	$(35,256)

15

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco Equity and Income Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on the first $100 million in assets, 0.675% on the next $100 million in assets, and 0.65% on assets above $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.
Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $6,495 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+
Diversified Telecommunication Services	$7,602,009	$5,210,179	$12,812,188
Oil, Gas & Consumable Fuels	46,748,698	35,209,413	81,958,111
Pharmaceuticals	44,755,581	16,931,868	61,687,449
All Other Common Stocks+	612,211,797	—	612,211,797
Convertible Preferred Stocks
Banks	830,080	1,782,647	2,612,727
Capital Markets	655,000	1,444,688	2,099,688
Oil, Gas & Consumable Fuels	—	1,497,194	1,497,194
Convertible Bonds	—	127,007,377	127,007,377
Corporate Bonds+	—	71,056,911	71,056,911
Yankee Dollars+	—	22,676,155	22,676,155
U.S. Treasury Obligations	—	119,200,782	119,200,782
U.S. Government Agency Mortgages	—	2,160,908	2,160,908
Securities Held as Collateral for Securities on Loan	—	30,050,448	30,050,448
Unaffiliated Investment Company	108,750,179	—	108,750,179

Total Investment Securities	$821,553,344	$434,228,570	$1,255,781,914

Other Financial Instruments:*
Forward Currency Contracts	—	(512,351)	(512,351)

Total Investments	$821,553,344	$433,716,219	$1,255,269,563

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco Equity and Income Fund	$715,875,214	$618,591,431

17

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

For the period ended June 30, 2014, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Invesco Equity and Income Fund	$330,401,066	$316,523,864

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $1,043,582,483. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$223,806,611
Unrealized depreciation	(11,607,180)

Net unrealized appreciation depreciation	$212,199,431

During the year ended December 31, 2013, the Fund utilized $4,432,600 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco Equity and Income Fund	$7,820,810	$—	$7,820,810

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

18

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco Equity and Income Fund	$9,539,132	$32,149,845	$—	$188,559,246	$230,248,223

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

19

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Invesco Growth and Income Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Invesco Growth and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco Growth and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Invesco Growth and Income Fund	$1,000.00	$1,066.40	$4.92	0.96%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Invesco Growth and Income Fund	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	26.4%
Information Technology	13.0
Health Care	12.6
Energy	12.0
Consumer Discretionary	10.1
Industrials	8.7
Consumer Staples	5.3
Materials	2.5
Telecommunication Services	2.4
Utilities	2.1

Total Common Stock	95.1
Money Market	4.8
Securities Held as Collateral for Securities on Loan	0.7

Total Investment Securities	100.6
Net other assets (liabilities)	(0.6)

Net Assets	100.0%

1

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (95.1%):
Aerospace & Defense (1.0%):
39,088	General Dynamics Corp.	$4,555,706

Automobiles (1.3%):
156,307	General Motors Co.	5,673,944

Banks (11.1%):
312,402	Bank of America Corp.	4,801,619
96,318	BB&T Corp.	3,797,819
94,357	Comerica, Inc.	4,732,947
172,219	Fifth Third Bancorp	3,676,876
318,657	JPMorgan Chase & Co.	18,361,015
84,417	PNC Financial Services Group, Inc.	7,517,333
108,560	Wells Fargo & Co.	5,705,914

		48,593,523

Biotechnology (1.0%):
37,396	Amgen, Inc.	4,426,565

Capital Markets (6.8%):
236,781	Charles Schwab Corp. (The)	6,376,512
24,826	Goldman Sachs Group, Inc. (The)	4,156,865
315,745	Morgan Stanley	10,208,036
68,206	Northern Trust Corp.	4,379,507
70,252	State Street Corp.	4,725,150

		29,846,070

Chemicals (1.6%):
99,744	Dow Chemical Co. (The)	5,132,827
9,716	PPG Industries, Inc.	2,041,817

		7,174,644

Commercial Services & Supplies (1.6%):
160,675	Tyco International, Ltd.	7,326,780

Diversified Financial Services (5.3%):
344,132	Citigroup, Inc.	16,208,618
45,717	CME Group, Inc.	3,243,621
107,307	Voya Financial, Inc.	3,899,536

		23,351,775

Diversified Telecommunication Services (1.6%):
50,892	France Telecom SA	801,987
175,328	Koninklijke (Royal) KPN NV*	638,387
483,626	Telecom Italia SpA	611,814
46,747	Telefonica SA	801,408
90,735	Verizon Communications, Inc.	4,439,664

		7,293,260

Electric Utilities (1.4%):
39,538	Edison International	2,297,553
63,946	Pinnacle West Capital Corp.	3,698,637

		5,996,190

Electronic Equipment, Instruments & Components (1.4%):
271,146	Corning, Inc.	5,951,655

Energy Equipment & Services (1.6%):
97,527	Baker Hughes, Inc.	7,260,885

Food Products (2.8%):
93,438	Archer-Daniels-Midland Co.	4,121,550
141,849	Mondelez International, Inc., Class A	5,334,941
70,275	Unilever NV, ADR	3,075,234

		12,531,725

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (0.8%):
54,179	Medtronic, Inc.	$3,454,453

Health Care Providers & Services (3.2%):
41,297	CIGNA Corp.	3,798,085
54,083	UnitedHealth Group, Inc.	4,421,285
53,233	WellPoint, Inc.	5,728,403

		13,947,773

Hotels, Restaurants & Leisure (1.4%):
165,256	Carnival Corp.	6,221,888

Household Products (0.9%):
49,228	Procter & Gamble Co. (The)	3,868,829

Industrial Conglomerates (2.4%):
403,822	General Electric Co.	10,612,442

Insurance (3.2%):
46,778	Aon plc	4,214,230
2,406	Chubb Corp. (The)	221,761
130,749	Marsh & McLennan Cos., Inc.	6,775,413
69,220	Willis Group Holdings plc	2,997,226

		14,208,630

Internet Software & Services (1.7%):
153,161	eBay, Inc.*	7,667,240

IT Services (1.2%):
112,830	Amdocs, Ltd.	5,227,414

Machinery (2.7%):
61,034	Caterpillar, Inc.	6,632,565
83,039	Ingersoll-Rand plc	5,190,768

		11,823,333

Media (6.3%):
125,506	Comcast Corp., Class A	6,737,162
93,688	Thomson Reuters Corp.^	3,411,546
46,493	Time Warner Cable, Inc.	6,848,419
38,358	Time Warner, Inc.	2,694,650
91,979	Viacom, Inc., Class B	7,977,338

		27,669,115

Metals & Mining (0.9%):
105,595	Freeport-McMoRan Copper & Gold, Inc.	3,854,218

Multi-Utilities (0.7%):
64,507	PG&E Corp.	3,097,626

Oil, Gas & Consumable Fuels (10.4%):
44,880	Anadarko Petroleum Corp.	4,913,014
51,542	Apache Corp.	5,186,156
149,014	Canadian Natural Resources, Ltd.	6,848,024
42,274	Exxon Mobil Corp.	4,256,146
51,946	Occidental Petroleum Corp.	5,331,218
284,636	Royal Dutch Shell plc, A Shares	11,773,251
105,548	Total SA	7,625,365

		45,933,174

Personal Products (1.6%):
486,035	Avon Products, Inc.	7,100,971

Pharmaceuticals (7.6%):
45,530	Bristol-Myers Squibb Co.	2,208,660
86,431	Eli Lilly & Co.	5,373,415

Continued

2

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
15,581	Hospira, Inc.*	$800,396
114,379	Merck & Co., Inc.	6,616,825
4,845	Novartis AG, ADR	438,618
66,958	Novartis AG, Registered Shares	6,066,569
104,092	Pfizer, Inc.	3,089,451
32,560	Sanofi-Aventis SA	3,462,942
103,342	Teva Pharmaceutical Industries, Ltd., ADR	5,417,188

		33,474,064

Road & Rail (1.0%):
143,988	CSX Corp.	4,436,270

Semiconductors & Semiconductor Equipment (3.8%):
386,837	Applied Materials, Inc.	8,723,174
95,933	Broadcom Corp., Class A	3,561,033
35,611	Intel Corp.	1,100,380
74,733	Texas Instruments, Inc.	3,571,490

		16,956,077

Software (4.9%):
109,381	Adobe Systems, Inc.*	7,914,809
45,363	Citrix Systems, Inc.*	2,837,456
121,305	Microsoft Corp.	5,058,419
246,416	Symantec Corp.	5,642,926

		21,453,610

Specialty Retail (1.1%):
115,294	Abercrombie & Fitch Co., Class A	4,986,466

Wireless Telecommunication Services (0.8%):
104,944	Vodafone Group plc, ADR	3,504,080

Total Common Stocks (Cost $288,789,265)		419,480,395

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.7%):
$3,048,000	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$3,048,000

Total Securities Held as Collateral for Securities on Loan (Cost $3,048,000)		3,048,000

Unaffiliated Investment Company (4.8%):
20,994,348	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	20,994,348

Total Unaffiliated Investment Company (Cost $20,994,348)		20,994,348

Total Investment Securities (Cost $312,831,613)(c) — 100.6%		443,522,743
Net other assets (liabilities) — (0.6)%		(2,802,151)

Net Assets — 100.0%		$440,720,592

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $2,904,673.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(b)	The rate represents the effective yield at June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

3

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Canada	2.3%
France	2.7%
Guernsey	1.2%
Ireland (Republic of)	1.2%
Israel	1.2%
Italy	0.1%
Netherlands	0.8%
Panama	1.4%
Spain	0.2%
Switzerland	3.1%
United Kingdom	5.1%
United States	80.7%

100.0%

Forward Currency Contracts

At June 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	7/25/14	3,345,941	$5,679,434	$5,724,303	$(44,869)
British Pound	State Street	7/25/14	3,343,645	5,675,269	5,720,375	(45,106)
Canadian Dollar	Bank of New York Mellon	7/25/14	4,091,948	3,807,349	3,832,818	(25,469)
Canadian Dollar	State Street	7/25/14	4,096,617	3,811,366	3,837,190	(25,824)
European Euro	Bank of New York Mellon	7/25/14	4,690,503	6,376,786	6,422,854	(46,068)
European Euro	State Street	7/25/14	4,726,714	6,426,062	6,472,438	(46,376)
Israeli Shekel	Bank of New York Mellon	7/25/14	2,041,636	594,027	594,955	(928)
Israeli Shekel	State Street	7/25/14	11,971,271	3,482,045	3,488,556	(6,511)
Swiss Franc	Bank of New York Mellon	7/25/14	2,180,044	2,436,348	2,459,459	(23,111)
Swiss Franc	State Street	7/25/14	2,169,179	2,423,880	2,447,202	(23,322)

				$40,712,566	$41,000,150	$(287,584)

See accompanying notes to the financial statements.

4

AZL Invesco Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$312,831,613

Investment securities, at value*	$443,522,743
Interest and dividends receivable	634,102
Foreign currency, at value (cost $115,569)	115,578
Receivable for investments sold	1,562,901
Reclaims receivable	49,780
Prepaid expenses	1,977

Total Assets	445,887,081

Liabilities:
Unrealized depreciation on forward currency contracts	287,584
Payable for investments purchased	1,108,965
Payable for capital shares redeemed	360,854
Payable for collateral received on loaned securities	3,048,000
Manager fees payable	237,021
Administration fees payable	14,851
Distribution fees payable	90,372
Custodian fees payable	5,938
Administrative and compliance services fees payable	906
Trustee fees payable	1,932
Other accrued liabilities	10,066

Total Liabilities	5,166,489

Net Assets	$440,720,592

Net Assets Consist of:
Capital	$266,357,407
Accumulated net investment income/(loss)	10,452,943
Accumulated net realized gains/(losses) from investment transactions	33,506,135
Net unrealized appreciation/(depreciation) on investments	130,404,107

Net Assets	$440,720,592

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,641,779
Net Asset Value (offering and redemption price per share)	$16.54

*	Includes securities on loan of $2,904,673.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$8,066,082
Interest	646
Income from securities lending	38,156
Foreign withholding tax	(124,097)

Total Investment Income	7,980,787

Expenses:
Manager fees	1,596,884
Administration fees	58,540
Distribution fees	535,686
Custodian fees	12,506
Administrative and compliance services fees	3,575
Trustee fees	11,243
Professional fees	10,904
Shareholder reports	10,449
Other expenses	4,175

Total expenses before reductions	2,243,962
Less expenses voluntarily waived/reimbursed by the Manager	(191,699)
Less expenses paid indirectly	(63)

Net expenses	2,052,200

Net Investment Income/(Loss)	5,928,587

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	21,287,286
Net realized gains/(losses) on forward currency contracts	(509,494)
Change in net unrealized appreciation/depreciation on investments	1,212,144

Net Realized/Unrealized Gains/(Losses) on Investments	21,989,936

Change in Net Assets Resulting From Operations	$27,918,523

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Invesco Growth and Income Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$5,928,587	$4,581,674
Net realized gains/(losses) on investment transactions	20,777,792	24,382,044
Change in unrealized appreciation/depreciation on investments	1,212,144	81,222,964

Change in net assets resulting from operations	27,918,523	110,186,682

Dividends to Shareholders:
From net investment income	—	(3,756,211)

Change in net assets resulting from dividends to shareholders	—	(3,756,211)

Capital Transactions:
Proceeds from shares issued	10,320,630	45,473,781
Proceeds from dividends reinvested	—	3,756,211
Value of shares redeemed	(36,982,566)	(44,881,583)

Change in net assets resulting from capital transactions	(26,661,936)	4,348,409

Change in net assets	1,256,587	110,778,880
Net Assets:
Beginning of period	439,464,005	328,685,125

End of period	$440,720,592	$439,464,005

Accumulated net investment income/(loss)	$10,452,943	$4,524,356

Share Transactions:
Shares issued	654,869	3,283,999
Dividends reinvested	—	262,856
Shares redeemed	(2,353,579)	(3,280,232)

Change in shares	(1,698,710)	266,623

See accompanying notes to the financial statements.

6

AZL Invesco Growth and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$15.51		$11.71	$10.39	$10.70		$9.61	$7.95

Investment Activities:
Net Investment Income/(Loss)	0.23		0.16	0.14	0.15		0.07	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.80		3.77	1.35	(0.36)		1.11	1.75

Total from Investment Activities	1.03		3.93	1.49	(0.21)		1.18	1.87

Dividends to Shareholders From:
Net Investment Income	—		(0.13)	(0.17)	(0.10)		(0.09)	(0.21)

Total Dividends	—		(0.13)	(0.17)	(0.10)		(0.09)	(0.21)

Net Asset Value, End of Period	$16.54		$15.51	$11.71	$10.39		$10.70	$9.61

Total Return(a)	6.64	%(b)	33.69%	14.33%	(1.94	)%(c)	12.37%	23.64%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$440,721		$439,464	$328,685	$251,302		$267,458	$183,359
Net Investment Income/(Loss)(d)	2.77%		1.17%	1.43%	1.32%		1.03%	1.32%
Expenses Before Reductions(d) (e)	1.05%		1.05%	1.07%	1.09%		1.10%	1.13%
Expenses Net of Reductions(d)	0.96%		0.96%	0.97%	0.98%		0.99%	1.00%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	0.96%		0.96%	0.98%	0.99%		1.00%	1.03%
Portfolio Turnover Rate	14	%(b)	31%	32%	22%		34%	54%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $1,687 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Invesco Growth and Income Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign

8

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $6.3 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $3,774 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2014, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $40.7 million as of June 30, 2014. The monthly average amount for these contracts was $31.7million for the period ended June 30, 2014.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$—	Unrealized depreciation on forward currency contracts	$287,584

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains /(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts / Change in unrealized appreciation/depreciation on investments	$(509,494)	$(358)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Invesco Advisers, Inc. (“Invesco”), Invesco provides investment

9

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco Growth and Income Fund	0.78%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and above $500 million at 0.675%.The Manager voluntarily reduced the management fees as follows: the first $100 million at 0.675% and above $100 million at 0.65%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $2,533 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

10

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Diversified Telecommunication Services	$4,439,664	$2,853,596	$7,293,260
Oil, Gas & Consumable Fuels	26,534,558	19,398,616	45,933,174
Pharmaceuticals	23,944,553	9,529,511	33,474,064
All Other Common Stocks+	332,779,897	—	332,779,897
Securities Held as Collateral for Securities on Loan	—	3,048,000	3,048,000
Unaffiliated Investment Company	20,994,348	—	20,994,348

Total Investment Securities	$408,693,020	$34,829,723	$443,522,743

Other Financial Instruments:*
Forward Currency Contracts	—	(287,584)	(287,584)

Total Investments	$408,693,020	$34,542,139	$443,235,159

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco Growth and Income Fund	$58,280,124	$79,652,901

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

11

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $313,595,314. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$134,436,541
Unrealized depreciation	(4,509,112)

Net unrealized appreciation depreciation	$129,927,429

During the year ended December 31, 2013, the Fund utilized $10,799,255 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco Growth and Income Fund	$3,756,211	$—	$3,756,211

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco Growth and Income Fund	$4,237,131	$13,527,274	$—	$128,680,257	$146,444,662

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Invesco International Equity Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Invesco International Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco International Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Invesco International Equity Fund	$1,000.00	$1,064.40	$6.04	1.18%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Invesco International Equity Fund	$1,000.00	$1,018.89	$5.91	1.18%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United Kingdom	18.3%
Canada	8.7
Switzerland	8.5
Japan	6.6
Germany	5.2
France	5.1
Hong Kong	4.9
Singapore	4.5
Brazil	3.9
Australia	3.3
All other countries	24.5

Total Common Stock	93.5
Money Market	7.2
Securities Held as Collateral for Securities on Loan	1.9

Total Investment Securities	102.6
Net other assets (liabilities)	(2.6)

Net Assets	100.0%

1

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (93.5%):
Air Freight & Logistics (0.9%):
157,565	Deutsche Post AG	$5,698,414

Auto Components (2.1%):
87,200	DENSO Corp.	4,170,462
30,555	Hyundai Mobis Co., Ltd.	8,575,611

		12,746,073

Automobiles (2.5%):
1,353,000	Great Wall Motor Co.	5,035,616
172,400	Toyota Motor Corp.	10,372,113

		15,407,729

Banks (6.3%):
1,886,763	Akbank T.A.S.	6,939,291
561,156	Banco Bradesco SA, ADR	8,147,985
8,577,000	Industrial & Commercial Bank of China	5,426,208
1,030,800	Kasikornbank Public Co., Ltd.	6,482,816
546,352	United Overseas Bank, Ltd.	9,876,566

		36,872,866

Beverages (3.5%):
81,313	Anheuser-Busch InBev NV	9,345,562
78,447	Carlsberg A/S, Class B	8,450,270
31,194	Fomento Economico Mexicano SAB de C.V., ADR	2,921,318

		20,717,150

Biotechnology (0.7%):
62,878	CSL, Ltd.	3,947,035

Capital Markets (3.3%):
819,322	Aberdeen Asset Management plc	6,365,440
128,163	Julius Baer Group, Ltd.	5,285,814
418,819	UBS AG, Registered Shares	7,676,211

		19,327,465

Chemicals (2.1%):
53,072	Agrium, Inc.	4,862,488
21,033	Syngenta AG, Registered Shares	7,860,115

		12,722,603

Commercial Services & Supplies (1.1%):
745,338	Brambles, Ltd.	6,462,540

Communications Equipment (1.0%):
507,430	Telefonaktiebolaget LM Ericsson, B Shares	6,137,443

Containers & Packaging (1.5%):
950,248	Amcor, Ltd.	9,349,539

Diversified Financial Services (4.3%):
2,003,000	Bm&f Bovespa SA	10,545,446
104,423	Deutsche Boerse AG	8,103,390
198,029	Investor AB, B Shares	7,424,866

		26,073,702

Electrical Equipment (2.5%):
315,800	ABB, Ltd.	7,289,301
81,978	Schneider Electric SA	7,731,161

		15,020,462

Electronic Equipment, Instruments & Components (0.9%):
12,685	Keyence Corp.	5,549,366

Shares		Fair Value
Common Stocks, continued
Food Products (2.0%):
206,248	BRF-Brasil Foods SA	$5,005,412
159,453	Unilever NV	6,974,230

		11,979,642

Health Care Equipment & Supplies (1.4%):
475,094	Smith & Nephew plc	8,447,140

Hotels, Restaurants & Leisure (4.5%):
818,965	Compass Group plc	14,294,739
1,529,000	Galaxy Entertainment Group, Ltd.	12,230,766

		26,525,505

Industrial Conglomerates (2.6%):
627,000	Hutchison Whampoa, Ltd.	8,577,236
851,841	Keppel Corp., Ltd.	7,375,432

		15,952,668

Insurance (1.0%):
12,304	Fairfax Financial Holdings, Ltd.	5,837,971

Internet Software & Services (1.7%):
54,499	Baidu, Inc., ADR*	10,180,958

IT Services (1.1%):
157,021	Amadeus IT Holding SA, A Shares	6,468,696

Life Sciences Tools & Services (0.0%):
160,422	Art Advanced Research Technologies, Inc.*(a)	—
165,100	Art Advanced Research Technologies, Inc.*(a)	—
50,591	Art Advanced Research Technologies, Inc.*(a)	—

		—

Machinery (2.1%):
35,300	Fanuc, Ltd.	6,101,046
254,200	Komatsu, Ltd.	5,911,931

		12,012,977

Media (10.6%):
798,864	British Sky Broadcasting Group plc	12,346,059
233,907	Grupo Televisa SA, ADR	8,025,349
529,823	Informa plc	4,360,143
129,385	Publicis Groupe	10,982,766
1,042,434	Reed Elsevier plc	16,752,028
587,001	WPP plc	12,780,324

		65,246,669

Multiline Retail (0.9%):
48,835	Next plc	5,407,399

Multi-Utilities (0.8%):
918,542	Centrica plc	4,910,059

Oil, Gas & Consumable Fuels (8.5%):
163,759	Cenovus Energy, Inc.	5,309,236
1,767,000	CNOOC, Ltd.	3,171,368
306,187	EnCana Corp.^	7,255,045
225,302	Royal Dutch Shell plc, B Shares	9,796,772
345,638	Suncor Energy, Inc.	14,740,396
161,669	Total SA	11,679,854

		51,952,671

Continued

2

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (8.6%):
75,015	Novartis AG, Registered Shares	$6,796,554
145,547	Novo Nordisk A/S, B Shares	6,719,510
40,302	Roche Holding AG	12,028,891
179,721	Shire plc	14,090,335
236,886	Teva Pharmaceutical Industries, Ltd., ADR	12,417,564

		52,052,854

Road & Rail (0.9%):
82,874	Canadian National Railway Co.	5,390,810

Semiconductors & Semiconductor Equipment (5.2%):
134,656	Avago Technologies, Ltd.	9,704,658
7,673	Samsung Electronics Co., Ltd.	10,033,686
531,910	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,377,555

		31,115,899

Software (3.6%):
267,936	CGI Group, Inc., Class A *	9,497,928
152,037	SAP AG	11,742,236

		21,240,164

Specialty Retail (0.8%):
823,494	Kingfisher plc	5,053,289

Textiles, Apparel & Luxury Goods (1.0%):
59,113	Adidas AG	5,987,216

Tobacco (3.5%):
227,635	British American Tobacco plc	13,544,213
204,500	Japan Tobacco, Inc.	7,469,669

		21,013,882

Total Common Stocks (Cost $387,771,186)		562,808,856

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.9%):
$11,223,320	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	$11,223,320

Total Securities Held as Collateral for Securities on Loan (Cost $11,223,320)		11,223,320

Unaffiliated Investment Company (7.2%):
43,154,561	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	43,154,561

Total Unaffiliated Investment Company (Cost $43,154,561)		43,154,561

Total Investment Securities (Cost $442,149,067)(d) — 102.6%		617,186,737
Net other assets (liabilities) — (2.6)%		(15,389,841)

Net Assets — 100.0%		$601,796,896

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American	Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $7,135,103.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2014. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(c)	The rate represents the effective yield at June 30, 2014.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts	shown as ”—” are either $0 or round to less than $1.

Continued

3

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Australia	3.2%
Belgium	1.5%
Brazil	3.8%
Canada	8.6%
Cayman Islands	1.6%
China	0.8%
Denmark	2.5%
France	4.9%
Germany	5.1%
Hong Kong	4.8%
Ireland (Republic of)	2.1%
Israel	2.0%
Japan	6.4%
Mexico	1.8%
Netherlands	1.1%
Republic of Korea (South)	3.0%
Singapore	4.4%
Spain	1.0%
Sweden	2.2%
Switzerland	8.3%
Taiwan	1.8%
Thailand	1.1%
Turkey	1.1%
United Kingdom	18.1%
United States	8.8%

100.0%

See accompanying notes to the financial statements.

4

AZL Invesco International Equity Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$442,149,067

Investment securities, at value*	$617,186,737
Interest and dividends receivable	1,080,625
Foreign currency, at value (cost $2,737,652)	2,711,377
Receivable for investments sold	168,615
Reclaims receivable	271,139
Prepaid expenses	2,710

Total Assets	621,421,203

Liabilities:
Payable for investments purchased	7,450,979
Payable for capital shares redeemed	314,647
Payable for collateral received on loaned securities	11,223,320
Manager fees payable	418,393
Administration fees payable	20,068
Distribution fees payable	123,055
Custodian fees payable	52,714
Administrative and compliance services fees payable	1,476
Trustee fees payable	3,184
Other accrued liabilities	16,471

Total Liabilities	19,624,307

Net Assets	$601,796,896

Net Assets Consist of:
Capital	$407,897,437
Accumulated net investment income/(loss)	12,182,207
Accumulated net realized gains/(losses) from investment transactions	6,695,367
Net unrealized appreciation/(depreciation) on investments	175,021,885

Net Assets	$601,796,896

Shares of beneficial interest (unlimited number of shares authorized, no par value)	30,361,150
Net Asset Value (offering and redemption price per share)	$19.82

*	Includes securities on loan of $7,135,103.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$10,962,033
Income from securities lending	188,215
Foreign withholding tax	(1,039,828)

Total Investment Income	10,110,420

Expenses:
Manager fees	2,611,765
Administration fees	89,444
Distribution fees	725,490
Custodian fees	102,449
Administrative and compliance services fees	5,142
Trustee fees	16,173
Professional fees	16,724
Shareholder reports	15,783
Other expenses	8,863

Total expenses before reductions	3,591,833
Less expenses voluntarily waived/reimbursed by the Manager	(145,102)
Less expenses paid indirectly	(9,105)

Net expenses	3,437,626

Net Investment Income/(Loss)	6,672,794

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	25,056,809
Change in net unrealized appreciation/depreciation on investments	5,064,236

Net Realized/Unrealized Gains/(Losses) on Investments	30,121,045

Change in Net Assets Resulting From Operations	$36,793,839

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Invesco International Equity Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$6,672,794	$6,897,535
Net realized gains/(losses) on investment transactions	25,056,809	19,529,354
Change in unrealized appreciation/depreciation on investments	5,064,236	68,272,980

Change in net assets resulting from operations	36,793,839	94,699,869

Dividends to Shareholders:
From net investment income	—	(6,852,326)

Change in net assets resulting from dividends to shareholders	—	(6,852,326)

Capital Transactions:
Proceeds from shares issued	8,329,126	32,525,953
Proceeds from dividends reinvested	—	6,852,326
Value of shares redeemed	(35,671,403)	(44,765,774)

Change in net assets resulting from capital transactions	(27,342,277)	(5,387,495)

Change in net assets	9,451,562	82,460,048
Net Assets:
Beginning of period	592,345,334	509,885,286

End of period	$601,796,896	$592,345,334

Accumulated net investment income/(loss)	$12,182,207	$5,509,413

Share Transactions:
Shares issued	447,678	1,914,600
Dividends reinvested	—	395,631
Shares redeemed	(1,901,945)	(2,630,848)

Change in shares	(1,454,267)	(320,617)

See accompanying notes to the financial statements.

6

AZL Invesco International Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$18.62		$15.87	$13.97	$15.24		$13.61		$10.31

Investment Activities:
Net Investment Income/(Loss)	0.23		0.22	0.16	0.28		0.12		0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.97		2.74	2.00	(1.40)		1.58		3.45

Total from Investment Activities	1.20		2.96	2.16	(1.12)		1.70		3.53

Dividends to Shareholders From:
Net Investment Income	—		(0.21)	(0.26)	(0.15)		(0.07)		(0.23)

Total Dividends	—		(0.21)	(0.26)	(0.15)		(0.07)		(0.23)

Net Asset Value, End of Period	$19.82		$18.62	$15.87	$13.97		$15.24		$13.61

Total Return(a)	6.44	%(b)	18.78%	15.56%	(7.32	)%(c)	12.52	%(d)	34.33%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$601,797		$592,345	$509,885	$459,529		$556,045		$405,230
Net Investment Income/(Loss)(e)	2.30%		1.26%	1.12%	1.72%		1.04%		1.09%
Expenses Before Reductions(e) (f)	1.24%		1.24%	1.25%	1.27%		1.28%		1.32%
Expenses Net of Reductions(e)	1.18%		1.19%	1.20%	1.19%		1.15%		1.28%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.19%		1.19%	1.20%	1.19%		1.15%		1.28%
Portfolio Turnover Rate	13	%(b)	28%	27%	30%		39%		35	%(h)

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $13,257 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.

(d)	During the year ended December 31, 2010, Invesco Advisers, Inc. reimbursed $45,566 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was 0.01%.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(h)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 77%.

See accompanying notes to the financial statements.

7

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Invesco International Equity Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign

8

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $13.5 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $18,931 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco International Equity Fund	0.90%	1.45%

*	The Manager voluntarily reduced the management fee to 0.85% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

9

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $3,410 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

10

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks
Banks	$8,147,985	$28,724,881		$—	$36,872,866
Beverages	2,921,318	17,795,832		—	20,717,150
Chemicals	4,862,488	7,860,115		—	12,722,603
Diversified Financial Services	10,545,446	15,528,256		—	26,073,702
Food Products	5,005,412	6,974,230		—	11,979,642
Insurance	5,837,971	—		—	5,837,971
Internet Software & Services	10,180,958	—		—	10,180,958
Life Sciences Tools & Services	—	—		—^	—^
Media	8,025,349	57,221,320		—	65,246,669
Oil, Gas & Consumable Fuels	27,304,677	24,647,994		—	51,952,671
Pharmaceuticals	12,417,564	39,635,290		—	52,052,854
Road & Rail	5,390,810	—		—	5,390,810
Semiconductors & Semiconductor Equipment	21,082,213	10,033,686		—	31,115,899
Software	9,497,928	11,742,236		—	21,240,164
All Other Common Stocks+	—	211,424,897		—	211,424,897
Securities Held as Collateral for Securities on Loan	—	11,223,320		—	11,223,320
Unaffiliated Investment Company	43,154,561	—		—	43,154,561

Total Investment Securities	$174,374,680	$442,812,057	$	—^	$617,186,737

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco International Equity Fund	$73,728,642	$99,948,471

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $448,855,757. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$177,796,250
Unrealized depreciation	(9,465,270)

Net unrealized appreciation depreciation	$168,330,980

11

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

As of the end of its tax year ended December 31, 2013, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2016	Expires 12/31/2017	Total
AZL Invesco International Equity Fund	$49,811	$14,096,888	$14,146,699

During the year ended December 31, 2013, the Fund utilized $18,167,077 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco International Equity Fund	$6,852,326	$—	$6,852,326

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco International Equity Fund	$8,563,203	$—	$(14,146,699)	$162,689,116	$157,105,620

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® JPMorgan International Opportunities Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL JPMorgan International Opportunities Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL JPMorgan International Opportunities Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL JPMorgan International Opportunities Fund	$1,000.00	$1,031.50	$5.94	1.18%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL JPMorgan International Opportunities Fund	$1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Japan	21.9%
United Kingdom	21.6
France	12.4
Switzerland	9.5
Germany	8.9
Netherlands	5.0
Denmark	2.7
Australia	1.9
Sweden	1.8
Norway	1.7
All other countries	9.2

Total Common Stock and Preferred Stock	96.6
Money Market	2.1
Securities Held as Collateral for Securities on Loan	0.4

Total Investment Securities	99.1
Net other assets (liabilities)	0.9

Net Assets	100.0%

1

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (95.2%):
Air Freight & Logistics (1.0%):
329,500	Yamato Holdings Co., Ltd.	$6,825,712

Airlines (1.0%):
114,700	Japan Airlines Co., Ltd.	6,348,955

Auto Components (2.1%):
26,792	Continental AG	6,206,030
60,406	Valeo SA	8,099,989

		14,306,019

Automobiles (2.8%):
105,211	Daimler AG, Registered Shares	9,852,338
97,244	Renault SA	8,808,567

		18,660,905

Banks (11.1%):
395,602	Australia & New Zealand Banking Group, Ltd.	12,443,908
126,345	BNP Paribas SA	8,571,834
345,012	Danske Bank A/S	9,757,426
1,464,753	HSBC Holdings plc	14,868,454
2,216,900	Mitsubishi UFJ Financial Group, Inc.	13,620,376
432,261	Nordea Bank AB	6,095,896
220,972	Sumitomo Mitsui Financial Group, Inc.	9,280,031

		74,637,925

Beverages (1.8%):
208,304	SABMiller plc	12,067,098

Building Products (2.2%):
88,398	Compagnie de Saint-Gobain SA	4,979,647
157,800	Daikin Industries, Ltd.(a)	9,982,613

		14,962,260

Capital Markets (2.2%):
790,700	Nomura Holdings, Inc.	5,589,124
502,814	UBS AG, Registered Shares	9,215,691

		14,804,815

Chemicals (3.2%):
72,038	BASF SE	8,387,379
13,149	LG Chem, Ltd.	3,854,426
51,136	Solvay SA	8,815,026

		21,056,831

Diversified Financial Services (2.3%):
511,162	ING Groep NV*	7,171,686
501,400	ORIX Corp.	8,305,539

		15,477,225

Diversified Telecommunication Services (1.1%):
1,942,560	Koninklijke (Royal) KPN NV*	7,073,058

Electrical Equipment (2.6%):
128,272	Schneider Electric SA	12,097,044
309,100	Sumitomo Electric Industries, Ltd.	4,359,663

		16,456,707

Electronic Equipment, Instruments & Components (2.1%):
947,000	Hitachi, Ltd.	6,950,756
16,000	Keyence Corp.	6,999,595

		13,950,351

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (0.5%):
147,439	Petrofac, Ltd.	$3,029,795

Food & Staples Retailing (1.1%):
109,100	Seven & I Holdings Co., Ltd.	4,604,731
2,447,500	Sun Art Retail Group, Ltd. ^	2,801,198

		7,405,929

Food Products (1.7%):
266,976	Unilever NV	11,677,121

Gas Utilities (1.1%):
966,000	Enn Energy Holdings, Ltd.	6,947,548

Hotels, Restaurants & Leisure (4.0%):
244,762	InterContinental Hotels Group plc	10,126,053
754,800	Sands China, Ltd.	5,701,823
97,566	Sodexo, Inc.	10,499,686

		26,327,562

Household Durables (0.9%):
226,677	Electrolux AB, Series B	5,729,171

Insurance (3.7%):
311,217	AXA SA	7,426,618
504,839	Prudential plc(a)	11,578,948
67,574	Swiss Re AG	6,015,290

		25,020,856

IT Services (0.7%):
137,800	Nomura Research Institute, Ltd.	4,347,735

Machinery (1.6%):
398,600	DMG Mori Seiki Co., Ltd.	5,797,814
1,199,000	Kawasaki Heavy Industries, Ltd.	4,577,372

		10,375,186

Media (2.4%):
171,200	Dentsu, Inc.	6,988,089
104,149	Publicis Groupe	8,840,624

		15,828,713

Metals & Mining (3.6%):
366,356	First Quantum Minerals, Ltd.	7,836,015
906,410	Norsk Hydro ASA	4,846,985
209,317	Rio Tinto plc	11,293,052

		23,976,052

Multi-Utilities (2.0%):
302,281	GDF Suez	8,310,668
239,995	Suez Environnement Co.	4,599,677

		12,910,345

Oil, Gas & Consumable Fuels (6.4%):
535,017	BG Group plc	11,309,544
491,062	Royal Dutch Shell plc, A Shares	20,321,326
207,608	Statoil ASA	6,406,452
281,225	Tullow Oil plc	4,102,827

		42,140,149

Paper & Forest Products (1.1%):
418,943	Stora Enso OYJ, R Shares	4,072,224
179,196	UPM-Kymmene OYJ	3,057,328

		7,129,552

Continued

2

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (11.6%):
107,028	AstraZeneca plc	$7,963,082
106,477	Bayer AG	15,038,676
194,004	Novartis AG, Registered Shares	17,577,267
179,689	Novo Nordisk A/S, B Shares	8,295,753
66,028	Roche Holding AG	19,707,299
118,315	Shire plc	9,276,033

		77,858,110

Real Estate Management & Development (3.9%):
2,438,000	China Overseas Land & Investment, Ltd.	5,913,745
406,000	Daiwa House Industry Co., Ltd.	8,432,195
333,000	Mitsubishi Estate Co., Ltd.	8,239,982
135,000	Mitsui Fudosan Co., Ltd.	4,565,930

		27,151,852

Semiconductors & Semiconductor Equipment (1.7%):
79,965	ASML Holding NV	7,441,338
3,043	Samsung Electronics Co., Ltd.	3,979,213

		11,420,551

Software (1.6%):
133,676	SAP AG^	10,324,165

Specialty Retail (1.0%):
1,062,644	Kingfisher plc	6,520,809

Technology Hardware, Storage & Peripherals (0.5%):
273,200	Ricoh Co., Ltd.	3,263,260

Textiles, Apparel & Luxury Goods (1.6%):
102,369	Compagnie Financiere Richemont SA, Registered Shares	10,746,638

Shares or Principal Amount		Fair Value
Common Stocks, continued
Tobacco (3.2%):
199,458	British American Tobacco plc	$11,867,690
251,800	Japan Tobacco, Inc.(a)	9,197,373

		21,065,063

Trading Companies & Distributors (1.2%):
145,274	Wolseley plc	7,953,471

Wireless Telecommunication Services (2.6%):
130,800	KDDI Corp.	7,996,763
2,759,276	Vodafone Group plc	9,219,764

		17,216,527

Total Common Stocks (Cost $522,597,666)		632,994,021

Preferred Stock (1.4%):
Household Products (1.4%):
78,005	Henkel AG & Co. KGaA, Preferred Shares	9,022,538

Total Preferred Stock (Cost $5,646,367)		9,022,538

Securities Held as Collateral for Securities on Loan (0.4%):
$2,408,489	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	2,408,489

Total Securities Held as Collateral for Securities on Loan (Cost $2,408,489)		2,408,489

Unaffiliated Investment Company (2.1%):
14,131,124	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	14,131,124

Total Unaffiliated Investment Company (Cost $14,131,124)		14,131,124

Total Investment Securities (Cost $544,783,646)(d) — 99.1%		658,556,172
Net other assets (liabilities) — 0.9%		6,099,915

Net Assets — 100.0%		$664,656,087

Percentages indicated are based on net assets as of June 30, 2014.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $2,276,235.

(a)	All or a portion of this security has been marked as collateral for open derivative positions as of June 30, 2014.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(c)	The rate represents the effective yield at June 30, 2014.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Australia	1.9%
Belgium	1.3%
Canada	1.2%
China	1.5%
Denmark	2.7%
Finland	1.1%
France	12.5%
Germany	9.0%
Hong Kong	1.8%

Country	Percentage
Japan	22.1%
Jersey	1.2%
Netherlands	5.1%
Norway	1.7%
Republic of Korea (South)	1.2%
Sweden	1.8%
Switzerland	9.6%
United Kingdom	21.8%
United States	2.5%

100.0%

Continued

3

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Futures Contracts

Cash of $680,264 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014.

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index September Futures (British Pounds)	Long	9/19/14	35	$4,019,319	$(22,204)
DJ EURO STOXX 50 September Futures (Euro)	Long	9/19/14	88	3,894,242	(66,035)
Tokyo Price Index September Futures (Japaneses Yen)	Long	9/11/14	21	2,617,484	(3,269)

Total					$(91,508)

Forward Currency Contracts

At June 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Goldman Sachs	9/12/14	3,663,392	$3,438,254	$3,435,290	$2,964
British Pound	Citibank	9/12/14	1,612,031	2,742,194	2,756,765	(14,571)
British Pound	JPMorgan Chase	9/12/14	793,979	1,332,085	1,357,799	(25,714)
Canadian Dollar	State Street	9/12/14	7,303,566	6,676,508	6,832,924	(156,416)
Danish Krone	UBS Warburg	9/12/14	21,334,065	3,874,363	3,920,416	(46,053)
European Euro	Goldman Sachs	9/12/14	3,274,283	4,462,884	4,484,381	(21,497)
European Euro	JPMorgan Chase	9/12/14	977,324	1,328,277	1,338,520	(10,243)
European Euro	State Street	9/12/14	15,450,142	20,919,182	21,160,153	(240,971)
Hong Kong Dollar	State Street	9/12/14	30,959,050	3,994,366	3,993,174	1,192
Japanese Yen	Credit Suisse First Boston	9/12/14	329,907,758	3,230,371	3,258,861	(28,490)
Japanese Yen	Goldman Sachs	9/12/14	224,403,869	2,202,396	2,216,683	(14,287)
Japanese Yen	UBS Warburg	9/12/14	2,015,216,594	19,701,976	19,906,503	(204,527)
Norwegian Krone	Goldman Sachs	9/12/14	10,062,948	1,643,189	1,636,409	6,780
Norwegian Krone	State Street	9/12/14	20,412,063	3,404,008	3,319,353	84,655
Swiss Franc	State Street	9/12/14	6,888,537	7,657,844	7,774,755	(116,911)

				$86,607,897	$87,391,986	$(784,089)

Long Contracts:
Australian Dollar	State Street	9/12/14	45,926,932	$42,734,550	$43,067,287	$332,737
British Pound	Goldman Sachs	9/12/14	786,665	1,338,744	1,345,291	6,547
British Pound	Royal Bank of Canada	9/12/14	2,444,332	4,145,881	4,180,099	34,218
British Pound	UBS Warburg	9/12/14	5,730,900	9,604,244	9,800,521	196,277
European Euro	HSBC Bank	9/12/14	1,320,520	1,791,735	1,808,553	16,818
European Euro	Royal Bank of Canada	9/12/14	4,664,506	6,345,497	6,388,399	42,902
European Euro	State Street	9/12/14	994,609	1,355,314	1,362,193	6,879
European Euro	UBS Warburg	9/12/14	1,306,279	1,782,475	1,789,049	6,574
Japanese Yen	Barclays Bank	9/12/14	771,799,120	7,576,392	7,623,906	47,514
Japanese Yen	Goldman Sachs	9/12/14	243,050,173	2,387,306	2,400,873	13,567
Japanese Yen	Westpac Banking Corp.	9/12/14	367,277,941	3,623,786	3,628,007	4,221
Singapore Dollar	State Street	9/12/14	12,439,280	9,950,787	9,978,918	28,131
Swedish Krona	UBS Warburg	9/12/14	52,965,932	7,902,202	7,923,527	21,325
Swiss Franc	Royal Bank of Canada	9/12/14	1,903,610	2,128,182	2,148,511	20,329

				$102,667,095	$103,445,134	$778,039

At June 30, 2014, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Japanese Yen	Credit Suisse First Boston	2,428,149 EUR	338,476,258 JPY	$3,316,088	$3,298,124	$(17,964)
Swiss Franc/British Pound	Westpac Banking Corp.	2,181,299 CHF	1,440,096 GBP	2,461,926	2,461,116	(810)

				$5,778,014	$5,759,240	$(18,774)

See accompanying notes to the financial statements.

4

AZL JPMorgan International Opportunities Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$544,783,646

Investment securities, at value*	$658,556,172
Cash	637,736
Segregated cash for collateral	680,264
Interest and dividends receivable	1,221,170
Foreign currency, at value (cost $1,548,321)	1,551,754
Unrealized appreciation on forward currency contracts	894,192
Receivable for investments sold	5,523,715
Reclaims receivable	634,035
Prepaid expenses	3,003

Total Assets	669,702,041

Liabilities:
Unrealized depreciation on forward currency contracts	919,016
Payable for capital shares redeemed	401,130
Payable for collateral received on loaned securities	2,408,489
Payable for variation margin on futures contracts	636,675
Manager fees payable	464,804
Administration fees payable	21,898
Distribution fees payable	136,708
Custodian fees payable	38,996
Administrative and compliance services fees payable	1,272
Trustee fees payable	2,701
Other accrued liabilities	14,265

Total Liabilities	5,045,954

Net Assets	$664,656,087

Net Assets Consist of:
Capital	$528,861,881
Accumulated net investment income/(loss)	19,985,589
Accumulated net realized gains/(losses) from investment transactions	2,114,320
Net unrealized appreciation/(depreciation) on investments	113,694,297

Net Assets	$664,656,087

Shares of beneficial interest (unlimited number of shares authorized, no par value)	34,432,082
Net Asset Value (offering and redemption price per share)	$19.30

*	Includes securities on loan of $2,276,235.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$19,826,259
Income from securities lending	423,551
Foreign withholding tax	(1,592,350)

Total Investment Income	18,657,460

Expenses:
Manager fees	3,079,220
Administration fees	99,684
Distribution fees	810,319
Custodian fees	98,101
Administrative and compliance services fees	5,826
Trustee fees	18,374
Professional fees	19,038
Shareholder reports	19,128
Other expenses	8,938

Total expenses before reductions	4,158,628
Less expenses voluntarily waived/reimbursed by the Manager	(324,125)
Less expenses paid indirectly	(1,008)

Net expenses	3,833,495

Net Investment Income/(Loss)	14,823,965

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	25,836,404
Net realized gains/(losses) on forward currency contracts	2,151,059
Change in net unrealized appreciation/depreciation on investments	(22,644,603)

Net Realized/Unrealized Gains/(Losses) on Investments	5,342,860

Change in Net Assets Resulting From Operations	$20,166,825

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL JPMorgan International Opportunities Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$14,823,965	$9,219,841
Net realized gains/(losses) on investment transactions	27,987,463	6,067,184
Change in unrealized appreciation/depreciation on investments	(22,644,603)	101,600,441

Change in net assets resulting from operations	20,166,825	116,887,466

Dividends to Shareholders:
From net investment income	—	(13,943,101)

Change in net assets resulting from dividends to shareholders	—	(13,943,101)

Capital Transactions:
Proceeds from shares issued	7,075,095	42,931,802
Proceeds from dividends reinvested	—	13,943,101
Value of shares redeemed	(34,158,126)	(67,038,138)

Change in net assets resulting from capital transactions	(27,083,031)	(10,163,235)

Change in net assets	(6,916,206)	92,781,130
Net Assets:
Beginning of period	671,572,293	578,791,163

End of period	$664,656,087	$671,572,293

Accumulated net investment income/(loss)	$19,985,589	$5,161,624

Share Transactions:
Shares issued	389,408	2,524,365
Dividends reinvested	—	798,574
Shares redeemed	(1,849,164)	(3,943,254)

Change in shares	(1,459,756)	(620,315)

See accompanying notes to the financial statements.

6

AZL JPMorgan International Opportunities Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$18.71		$15.85	$13.42	$15.62		$14.90	$12.77

Investment Activities:
Net Investment Income/(Loss)	0.44		0.27	0.26	0.21		0.27	0.26
Net Realized and Unrealized Gains/(Losses) on Investments	0.15		2.98	2.44	(2.31)		0.61	3.06

Total from Investment Activities	0.59		3.25	2.70	(2.10)		0.88	3.32

Dividends to Shareholders From:
Net Investment Income	—		(0.39)	(0.27)	(0.10)		(0.07)	(1.19)
Net Realized Gains	—		—	—	—		(0.09)	—

Total Dividends	—		(0.39)	(0.27)	(0.10)		(0.16)	(1.19)

Net Asset Value, End of Period	$19.30		$18.71	$15.85	$13.42		$15.62	$14.90

Total Return(a)	3.15	%(b)	20.69%	20.26%	(13.41)%		5.95%	26.32%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$664,656		$671,572	$578,791	$398,683		$331,815	$362,547
Net Investment Income/(Loss)(c)	4.57%		1.49%	2.08%	1.88%		1.68%	1.51%
Expenses Before Reductions(c)(d)	1.28%		1.29%	1.30%	1.32%		1.33%	1.33%
Expenses Net of Reductions(c)	1.18%		1.19%	1.20%	1.21%		1.18%	1.26%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.18%		1.19%	1.20%	1.21%		1.18%	1.26%
Portfolio Turnover Rate	29	%(b)	42%	37%	128	%(f)	35%	30	%(g)

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Effective May 1, 2001, the Subadviser changed from Morgan Stanley Management, Inc. to J.P. Morgan Investment Management, Inc. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2011 as compared to prior years.

(g)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 153%.

See accompanying notes to the financial statements.

7

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL JPMorgan International Opportunities Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $20.3 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $40,890 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2014, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $195.1 million as of June 30, 2014. The monthly average amount for these contracts was $193.8 million for the period ended June 30, 2014.

Futures Contracts

During the period ended June 30, 2014, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $10.5 million as of June 30, 2014. The monthly average notional amount for these contracts was $1.8 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

9

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Contracts	Receivable for variation margin on futures contracts*	$—	Payable for variation margin on futures contracts*	$91,508
Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	894,192	Unrealized depreciation on forward currency contracts	919,016

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Change in unrealized appreciation/depreciation on investments	$—	$(91,508)
Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in unrealized appreciation/depreciation on investments	2,151,059	1,035,136

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with J.P. Morgan Investment Management Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL JPMorgan International Opportunities Fund	0.95%	1.39%

*	The Manager voluntarily reduced the management fee to 0.85% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services

10

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $3,838 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy. For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

11

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Metals & Mining	$7,836,015	$16,140,037	$23,976,052
All Other Common Stocks+	—	609,017,969	609,017,969
Preferred Stock	—	9,022,538	9,022,538
Securities Held as Collateral for Securities on Loan	—	2,408,489	2,408,489
Unaffiliated Investment Company	14,131,124	—	14,131,124

Total Investment Securities	$21,967,139	$636,589,033	$658,556,172

Other Financial Instruments:*
Futures Contracts	(91,508)	—	(91,508)
Forward Currency Contracts	—	(24,824)	(24,824)

Total Investments	$21,875,631	$636,564,209	$658,439,840

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan International Opportunities Fund	$185,074,289	$207,978,075

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $550,407,807. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$124,579,628
Unrealized depreciation	(16,431,263)

Net unrealized appreciation depreciation	$108,148,365

12

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

As of the end of its tax year ended December 31, 2013, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2015	Expires 12/31/2016	Expires 12/31/2018	Total
AZL JPMorgan International Opportunities Fund	$4,478,674	$6,813,930	$3,127,390	$14,419,994

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL JPMorgan International Opportunities Fund	$8,860,092	$1,244,973	$10,105,065

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL JPMorgan International Opportunities Fund	$13,943,101	$—	$13,943,101

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL JPMorgan International Opportunities Fund	$8,522,557	$—	$(24,525,059)	$131,629,883	$115,627,381

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

13

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® JPMorgan U.S. Equity Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL JPMorgan U.S. Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL JPMorgan U.S. Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,069.50	$5.18	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	20.3%
Financials	16.1
Health Care	15.0
Consumer Discretionary	14.1
Energy	10.8
Industrials	10.7
Consumer Staples	5.7
Materials	3.7
Telecommunication Services	1.7
Utilities	1.2

Total Common Stock	99.3
Money Market	1.0
Securities Held as Collateral for Securities on Loan	0.4

Total Investment Securities	100.7
Net other assets (liabilities)	(0.7)

Net Assets	100.0%

1

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.3%):
Aerospace & Defense (3.6%):
116,807	Honeywell International, Inc.(a)	$10,857,211
65,793	United Technologies Corp.	7,595,802

		18,453,013

Airlines (1.5%):
87,002	Delta Air Lines, Inc.	3,368,717
102,358	United Continental Holdings, Inc.*	4,203,844

		7,572,561

Auto Components (0.5%):
29,953	TRW Automotive Holdings Corp.*	2,681,393

Automobiles (2.2%):
315,234	General Motors Co.	11,442,994

Banks (5.0%):
624,881	Bank of America Corp.	9,604,421
3,000	BB&T Corp.	118,290
3,140	SVB Financial Group*	366,187
297,602	Wells Fargo & Co.	15,641,961

		25,730,859

Beverages (1.7%):
145,985	Coca-Cola Co. (The)	6,183,925
13,947	Constellation Brands, Inc., Class A*	1,229,149
18,693	Dr Pepper Snapple Group, Inc.	1,095,036

		8,508,110

Biotechnology (3.3%):
10,012	Alexion Pharmaceuticals, Inc.*	1,564,375
20,294	Biogen Idec, Inc.*	6,398,900
67,154	Celgene Corp.*	5,767,186
33,829	Vertex Pharmaceuticals, Inc.*	3,202,930

		16,933,391

Building Products (0.6%):
25,603	Fortune Brands Home & Security, Inc.	1,022,328
81,531	Masco Corp.	1,809,988

		2,832,316

Capital Markets (3.6%):
24,210	Ameriprise Financial, Inc.	2,905,200
36,479	Charles Schwab Corp. (The)	982,379
14,970	Goldman Sachs Group, Inc. (The)	2,506,577
86,044	Invesco, Ltd.	3,248,161
183,592	Morgan Stanley	5,935,530
36,190	State Street Corp.	2,434,139
15,626	TD Ameritrade Holding Corp.	489,875

		18,501,861

Chemicals (1.8%):
28,107	Axiall Corp.	1,328,618
40,395	Dow Chemical Co. (The)	2,078,727
16,667	Methanex Corp.	1,029,687
25,059	Monsanto Co.	3,125,859
29,457	Mosaic Co. (The)	1,456,649

		9,019,540

Communications Equipment (2.8%):
178,018	Cisco Systems, Inc.	4,423,747
124,223	QUALCOMM, Inc.	9,838,462

		14,262,209

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (1.1%):
70,177	Fluor Corp.	$5,396,611

Consumer Finance (0.6%):
11,048	American Express Co.(a)	1,048,124
21,437	Capital One Financial Corp.	1,770,696

		2,818,820

Diversified Financial Services (2.3%):
133,303	Citigroup, Inc.	6,278,571
20,468	CME Group, Inc.	1,452,205
21,509	IntercontinentalExchange Group, Inc.	4,063,050

		11,793,826

Diversified Telecommunication Services (1.7%):
180,719	Verizon Communications, Inc.(a)	8,842,581

Electric Utilities (1.0%):
10,012	Entergy Corp.	821,885
42,093	Exelon Corp.	1,535,553
26,564	NextEra Energy, Inc.	2,722,278

		5,079,716

Electrical Equipment (1.2%):
46,066	Eaton Corp. plc	3,555,374
34,975	Emerson Electric Co.	2,320,941

		5,876,315

Energy Equipment & Services (3.7%):
6,520	Ensco plc, Class A, ADR	362,316
154,595	Schlumberger, Ltd.	18,234,480

		18,596,796

Food & Staples Retailing (0.9%):
12,636	Costco Wholesale Corp.	1,455,162
41,707	CVS Caremark Corp.	3,143,456

		4,598,618

Food Products (0.8%):
30,036	General Mills, Inc.	1,578,091
69,044	Mondelez International, Inc., Class A	2,596,745

		4,174,836

Health Care Equipment & Supplies (1.5%):
24,692	Abbott Laboratories(a)	1,009,903
237,105	Boston Scientific Corp.*	3,027,831
772	CareFusion Corp.*	34,238
41,495	Stryker Corp.	3,498,858

		7,570,830

Health Care Providers & Services (3.9%):
15,491	Aetna, Inc.	1,256,010
31,058	Humana, Inc.	3,966,728
9,260	McKesson, Inc.	1,724,305
156,836	UnitedHealth Group, Inc.	12,821,343

		19,768,386

Hotels, Restaurants & Leisure (1.2%):
14,792	Royal Caribbean Cruises, Ltd.	822,435
30,325	Starbucks Corp.	2,346,549
31,830	Yum! Brands, Inc.	2,584,596

		5,753,580

Continued

2

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables (0.5%):
11,459	Harman International Industries, Inc.	$1,231,040
44,967	PulteGroup, Inc.	906,535
13,986	Toll Brothers, Inc.*	516,083

		2,653,658

Household Products (1.5%):
14,295	Colgate-Palmolive Co.	974,633
86,346	Procter & Gamble Co. (The)	6,785,932

		7,760,565

Insurance (4.6%):
95,201	ACE, Ltd.	9,872,344
9,993	Axis Capital Holdings, Ltd.	442,490
30,576	Hartford Financial Services Group, Inc. (The)	1,094,927
149,897	Marsh & McLennan Cos., Inc.	7,767,662
55,056	MetLife, Inc.	3,058,911
14,680	Prudential Financial, Inc.	1,303,144

		23,539,478

Internet & Catalog Retail (1.3%):
10,571	Amazon.com, Inc.*	3,433,249
2,874	Priceline.com, Inc.*	3,457,422

		6,890,671

Internet Software & Services (3.8%):
4,236	eBay, Inc.*	212,054
19,042	Google, Inc., Class C*	10,954,482
13,814	Google, Inc., Class A*	8,076,631

		19,243,167

IT Services (2.6%):
48,532	Accenture plc, Class A	3,923,327
6,424	Alliance Data Systems Corp.*	1,806,750
29,361	Cognizant Technology Solutions Corp., Class A*	1,436,047
26,600	Fidelity National Information Services, Inc.	1,456,084
24,249	Visa, Inc., Class A	5,109,506

		13,731,714

Machinery (1.5%):
20,302	Flowserve Corp.	1,509,454
32,312	Ingersoll-Rand plc	2,019,823
55,103	PACCAR, Inc.	3,462,121
6,499	SPX Corp.	703,257

		7,694,655

Media (6.3%):
14,958	CBS Corp., Class B	929,490
177,207	Comcast Corp., Class A	9,512,472
25,561	DISH Network Corp., Class A*	1,663,510
8,006	Time Warner Cable, Inc.	1,179,284
222,431	Time Warner, Inc.	15,625,779
4,602	Time, Inc.*	111,460
71,043	Twenty-First Century Fox, Inc.	2,497,161
14,861	Walt Disney Co. (The)	1,274,182

		32,793,338

Shares		Fair Value
Common Stocks, continued
Metals & Mining (1.9%):
254,371	Alcoa, Inc.(a)	$3,787,584
77,802	Freeport-McMoRan Copper & Gold, Inc.	2,839,773
121,919	United States Steel Corp.^	3,174,771

		9,802,128

Multi-Utilities (0.2%):
16,764	Dominion Resources, Inc.	1,198,961

Oil, Gas & Consumable Fuels (7.1%):
16,571	Anadarko Petroleum Corp.	1,814,027
68,650	Chevron Corp.	8,962,258
23,323	EOG Resources, Inc.	2,725,526
9,580	EQT Corp.	1,024,102
90,968	Exxon Mobil Corp.	9,158,659
1,000	Hess Corp.(a)	98,890
47,425	Marathon Oil Corp.	1,893,206
5,479	Marathon Petroleum Corp.	427,746
74,192	Occidental Petroleum Corp.	7,614,325
6,019	Phillips 66	484,108
10,629	Southwestern Energy Co.*	483,513
39,640	Valero Energy Corp.	1,985,964

		36,672,324

Pharmaceuticals (6.3%):
5,575	Allergan, Inc.	943,402
120,541	Bristol-Myers Squibb Co.	5,847,444
203,713	Johnson & Johnson Co.	21,312,453
59,795	Merck & Co., Inc.	3,459,141
5,672	Perrigo Co. plc	826,751

		32,389,191

Road & Rail (1.2%):
147,171	CSX Corp.(a)	4,534,339
18,172	Union Pacific Corp.	1,812,657

		6,346,996

Semiconductors & Semiconductor Equipment (4.3%):
98,519	Avago Technologies, Ltd.	7,100,264
48,220	Broadcom Corp., Class A	1,789,926
58,394	Freescale Semiconductor Holdings I, Ltd.*^	1,372,259
87,226	KLA-Tencor Corp.	6,336,097
62,566	Lam Research Corp.	4,228,210
41,591	Teradyne, Inc.^	815,184
1,927	Xilinx, Inc.	91,166

		21,733,106

Software (3.5%):
38,312	Adobe Systems, Inc.*	2,772,256
25,155	Citrix Systems, Inc.*	1,573,445
265,868	Microsoft Corp.	11,086,696
60,436	Oracle Corp.	2,449,471

		17,881,868

Specialty Retail (1.9%):
58,066	Home Depot, Inc. (The)	4,701,023
60,400	Lowe’s Cos., Inc.	2,898,596
36,884	TJX Cos., Inc. (The)	1,960,385

		9,560,004

Continued

3

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (3.3%):
183,833	Apple, Inc.(a)	$17,083,601

Textiles, Apparel & Luxury Goods (0.2%):
18,344	V.F. Corp.	1,155,672

Tobacco (0.8%):
45,739	Philip Morris International, Inc.	3,856,255

Total Common Stocks (Cost $382,701,734)		508,196,514

Securities Held as Collateral for Securities on Loan (0.4%):
$2,186,874	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	2,186,874

Total Securities Held as Collateral for Securities on Loan (Cost $2,186,874)		2,186,874

Shares		Fair Value
Unaffiliated Investment Company (1.0%):
4,956,398	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	$4,956,398

Total Unaffiliated Investment Company (Cost $4,956,398)		4,956,398

Total Investment Securities (Cost $389,845,006)(d) —100.7%		515,339,786
Net other assets (liabilities) — (0.7)%		(3,460,661)

Net Assets — 100.0%		$511,879,125

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $2,149,737.

(a)	All or a portion of this security has been segregated as collateral for open derivative positions as of June 30, 2014.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(c)	The rate represents the effective yield at June 30, 2014.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $225,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/19/14	5	$488,100	$5,950

See accompanying notes to the financial statements.

4

AZL JPMorgan U.S. Equity Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$389,845,006

Investment securities, at value*	$515,339,786
Cash	32,486
Segregated cash for collateral	225,000
Interest and dividends receivable	387,409
Receivable for investments sold	1,863,684
Receivable for variation margin on futures contracts	100
Prepaid expenses	2,247

Total Assets	517,850,712

Liabilities:
Payable for investments purchased	3,179,697
Payable for capital shares redeemed	148,326
Payable for collateral received on loaned securities	2,186,874
Manager fees payable	297,144
Administration fees payable	17,324
Distribution fees payable	104,655
Custodian fees payable	15,974
Administrative and compliance services fees payable	1,516
Trustee fees payable	3,241
Other accrued liabilities	16,836

Total Liabilities	5,971,587

Net Assets	$511,879,125

Net Assets Consist of:
Capital	$446,182,572
Accumulated net investment income/(loss)	5,811,206
Accumulated net realized gains/(losses) from investment transactions	(65,615,383)
Net unrealized appreciation/(depreciation) on investments	125,500,730

Net Assets	$511,879,125

Shares of beneficial interest (unlimited number of shares authorized, no par value)	32,926,500
Net Asset Value (offering and redemption price per share)	$15.55

*	Includes securities on loan of $2,149,737.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$4,548,967
Income from securities lending	10,174
Foreign withholding tax	(1,055)

Total Investment Income	4,558,086

Expenses:
Manager fees	1,985,066
Administration fees	67,310
Distribution fees	620,332
Custodian fees	22,862
Administrative and compliance services fees	3,949
Trustee fees	12,413
Professional fees	12,025
Shareholder reports	10,792
Other expenses	5,012

Total expenses before reductions	2,739,761
Less expenses voluntarily waived/reimbursed by the Manager	(223,338)
Less expenses paid indirectly	(13,020)

Net expenses	2,503,403

Net Investment Income/(Loss)	2,054,683

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	37,833,845
Net realized gains/(losses) on futures contracts	114,149
Change in net unrealized appreciation/depreciation on investments	(6,347,788)

Net Realized/Unrealized Gains/(Losses) on Investments	31,600,206

Change in Net Assets Resulting From Operations	$33,654,889

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL JPMorgan U.S. Equity Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,054,683	$3,759,460
Net realized gains/(losses) on investment transactions	37,947,994	65,723,424
Change in unrealized appreciation/depreciation on investments	(6,347,788)	71,200,773

Change in net assets resulting from operations	33,654,889	140,683,657

Dividends to Shareholders:
From net investment income	—	(4,265,547)

Change in net assets resulting from dividends to shareholders	—	(4,265,547)

Capital Transactions:
Proceeds from shares issued	7,449,460	37,012,375
Proceeds from dividends reinvested	—	4,265,547
Value of shares redeemed	(37,035,186)	(63,611,318)

Change in net assets resulting from capital transactions	(29,585,726)	(22,333,396)

Change in net assets	4,069,163	114,084,714
Net Assets:
Beginning of period	507,809,962	393,725,248

End of period	$511,879,125	$507,809,962

Accumulated net investment income/(loss)	$5,811,206	$3,756,523

Share Transactions:
Shares issued	507,998	2,983,087
Dividends reinvested	—	327,615
Shares redeemed	(2,514,559)	(5,089,833)

Change in shares	(2,006,561)	(1,779,131)

See accompanying notes to the financial statements.

6

AZL JPMorgan U.S. Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$14.54		$10.72		$9.22	$9.50	$8.46	$6.35

Investment Activities:
Net Investment Income/(Loss)	0.07		0.11		0.11	0.09	0.07	— (a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.94		3.83		1.47	(0.30)	1.02	2.14

Total from Investment Activities	1.01		3.94		1.58	(0.21)	1.09	2.14

Dividends to Shareholders From:
Net Investment Income	—		(0.12)		(0.08)	(0.07)	(0.05)	(0.03)

Total Dividends	—		(0.12)		(0.08)	(0.07)	(0.05)	(0.03)

Net Asset Value, End of Period	$15.55		$14.54		$10.72	$9.22	$9.50	$8.46

Total Return(b)	6.95	%(c)	36.90	%(d)	17.13%	(2.20)%	12.97%	33.71%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$511,879		$507,810		$393,725	$312,277	$325,037	$301,111
Net Investment Income/(Loss)(e)	0.83%		0.83%		1.16%	0.90%	0.79%	0.97%
Expenses Before Reductions(e)(f)	1.10%		1.11%		1.12%	1.13%	1.13%	1.20%
Expenses Net of Reductions(e)	1.01%		1.01%		1.03%	1.08%	1.08%	1.15%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.01%		1.02%		1.04%	1.08%	1.08%	1.15%
Portfolio Turnover Rate	38	%(c)	81%		71%	81%	86%	103%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	During the year ended December 31, 2013, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL JPMorgan U.S. Equity Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $4.3 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,005 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2014, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $0.5 million as of June 30, 2014. The monthly average notional amount for these contracts was $0.8 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$5,950	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

9

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/ (Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$114,149	$5,950

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with J.P. Morgan Investment Management Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL JPMorgan U.S. Equity Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.75% on the first $100 million of assets and 0.70% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $2,933 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings.

10

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$508,196,514	$—	$508,196,514
Securities Held as Collateral for Securities on Loan	—	2,186,874	2,186,874
Unaffiliated Investment Company	4,956,398	—	4,956,398

Total Investment Securities	513,152,912	2,186,874	515,339,786

Other Financial Instruments:*
Futures Contracts	5,950	—	5,950

Total Investments	$513,158,862	$2,186,874	$515,345,736

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan U.S. Equity Fund	$187,662,113	$214,742,391

11

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $393,287,229. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$126,146,018
Unrealized depreciation	(4,093,461)

Net unrealized appreciation depreciation	$122,052,557

As of the end of its tax year ended December 31, 2013, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2016	Expires 12/31/2017	Total
AZL JPMorgan U.S. Equity Fund	$85,268,431	$13,967,218	$99,235,649

During the year ended December 31, 2013, the Fund utilized $63,108,021 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL JPMorgan U.S. Equity Fund	$4,265,547	$—	$4,265,547

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL JPMorgan U.S. Equity Fund	$3,756,524	$—	$(99,235,649)	$127,520,789	$32,041,664

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® MFS Investors Trust Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MFS Investors Trust Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MFS Investors Trust Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MFS Investors Trust Fund	$1,000.00	$1,049.30	$5.13	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MFS Investors Trust Fund	$1,000.00	$1,019.74	$5.06	1.01%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	19.7%
Financials	16.6
Consumer Discretionary	15.2
Health Care	13.4
Industrials	11.6
Energy	8.5
Consumer Staples	7.6
Materials	5.0
Utilities	2.0

Total Common and Preferred Stock	99.6
Securities Held as Collateral for Securities on Loan	1.2
Money Market	0.5

Total Investment Securities	101.3
Net other assets (liabilities)	(1.3)

Net Assets	100.0%

1

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.3%):
Aerospace & Defense (4.9%):
66,935	Honeywell International, Inc.	$6,221,608
22,604	Precision Castparts Corp.	5,705,250
57,281	United Technologies Corp.	6,613,091

		18,539,949

Air Freight & Logistics (0.8%):
30,544	United Parcel Service, Inc., Class B	3,135,647

Auto Components (0.5%):
26,302	Delphi Automotive plc	1,807,999

Automobiles (0.4%):
11,029	Bayerische Motoren Werke AG (BMW)	1,398,857

Banks (6.3%):
301,472	Bank of America Corp.	4,633,625
192,083	JPMorgan Chase & Co.	11,067,822
156,497	Wells Fargo & Co.	8,225,482

		23,926,929

Beverages (2.0%):
98,235	Diageo plc	3,126,754
37,649	Pernod Ricard SA^	4,521,001

		7,647,755

Capital Markets (5.2%):
19,119	BlackRock, Inc., Class A	6,110,432
25,530	Franklin Resources, Inc.	1,476,655
41,930	Goldman Sachs Group, Inc. (The)	7,020,759
96,735	Morgan Stanley	3,127,443
31,785	State Street Corp.	2,137,859

		19,873,148

Chemicals (4.2%):
27,881	FMC Corp.	1,984,848
15,634	Linde AG	3,324,482
25,007	Praxair, Inc.	3,321,930
17,638	Sherwin Williams Co.	3,649,479
40,936	W.R. Grace & Co.*	3,869,680

		16,150,419

Construction & Engineering (0.8%):
40,890	Fluor Corp.	3,144,441

Consumer Finance (1.9%):
74,377	American Express Co.	7,056,146

Containers & Packaging (0.8%):
58,144	Crown Holdings, Inc.*	2,893,245

Diversified Financial Services (0.7%):
72,889	NASDAQ OMX Group, Inc. (The)	2,814,973

Electric Utilities (0.7%):
49,511	American Electric Power Co., Inc.	2,761,228

Energy Equipment & Services (4.4%):
63,763	Cameron International Corp.*	4,317,393
45,895	Dresser-Rand Group, Inc.*	2,924,888
41,575	National-Oilwell Varco, Inc.	3,423,701
53,103	Schlumberger, Ltd.	6,263,499

		16,929,481

Shares		Fair Value
Common Stocks, continued
Food Products (2.8%):
61,636	Danone SA	$4,574,167
29,678	General Mills, Inc.	1,559,282
125,099	Mondelez International, Inc., Class A	4,704,974

		10,838,423

Health Care Equipment & Supplies (4.4%):
82,251	Abbott Laboratories	3,364,065
84,765	Covidien plc	7,644,108
37,315	St. Jude Medical, Inc.	2,584,064
39,333	Stryker Corp.	3,316,559

		16,908,796

Hotels, Restaurants & Leisure (1.2%):
46,736	McDonald’s Corp.	4,708,185

Household Durables (0.5%):
62,455	Newell Rubbermaid, Inc.	1,935,480

Household Products (2.8%):
48,130	Colgate-Palmolive Co.	3,281,503
92,579	Procter & Gamble Co. (The)	7,275,784

		10,557,287

Industrial Conglomerates (2.7%):
129,804	Danaher Corp.	10,219,469

Insurance (0.8%):
29,995	ACE, Ltd.	3,110,482

Internet Software & Services (3.1%):
9,594	Google, Inc., Class C*	5,519,236
10,636	Google, Inc., Class A	6,218,550

		11,737,786

IT Services (7.5%):
69,519	Accenture plc, Class A	5,619,916
99,272	Cognizant Technology Solutions Corp., Class A*	4,855,394
89,614	Fidelity National Information Services, Inc.	4,905,470
71,173	MasterCard, Inc., Class A	5,229,080
37,512	Visa, Inc., Class A	7,904,154

		28,514,014

Life Sciences Tools & Services (1.6%):
52,738	Thermo Fisher Scientific, Inc.	6,223,084

Media (6.4%):
119,941	Comcast Corp., Class A	6,438,433
72,660	Time Warner, Inc.	5,104,365
132,532	Twenty-First Century Fox, Inc.	4,658,500
95,712	Walt Disney Co. (The)	8,206,347

		24,407,645

Multiline Retail (1.9%):
65,693	Kohl’s Corp.	3,460,707
66,477	Target Corp.	3,852,342

		7,313,049

Multi-Utilities (1.0%):
117,626	CMS Energy Corp.	3,664,050

Oil, Gas & Consumable Fuels (4.1%):
16,503	Chevron Corp.	2,154,467
39,095	EOG Resources, Inc.	4,568,642

Continued

2

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
13,766	Exxon Mobil Corp.	$1,385,961
45,418	Noble Energy, Inc.	3,518,078
38,662	Occidental Petroleum Corp.	3,967,881

		15,595,029

Pharmaceuticals (7.4%):
62,694	Bristol-Myers Squibb Co.	3,041,286
48,006	Endo International plc*	3,361,380
80,825	Johnson & Johnson Co.	8,455,911
269,097	Pfizer, Inc.	7,986,799
42,525	Valeant Pharmaceuticals International, Inc.*	5,363,253

		28,208,629

Real Estate Investment Trusts (REITs) (1.7%):
72,350	American Tower Corp.	6,510,053

Road & Rail (1.3%):
77,579	Canadian National Railway Co.	5,044,187

Semiconductors & Semiconductor Equipment (2.8%):
124,901	Altera Corp.	4,341,559
131,353	Microchip Technology, Inc.	6,411,340

		10,752,899

Software (1.8%):
43,298	Citrix Systems, Inc.*	2,708,290
98,443	Oracle Corp.	3,989,895

		6,698,185

Specialty Retail (1.7%):
62,498	Bed Bath & Beyond, Inc.*	3,586,136
43,634	Ross Stores, Inc.	2,885,516

		6,471,652

Technology Hardware, Storage & Peripherals (4.5%):
62,804	Apple, Inc.	5,836,376
293,822	EMC Corp.	7,739,271

Shares or Principal Amount		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
101,013	Hewlett-Packard Co.	$3,402,118

		16,977,765

Textiles, Apparel & Luxury Goods (2.6%):
19,996	LVMH Moet Hennessy Louis Vuitton SA	3,851,576
34,910	Nike, Inc., Class B	2,707,271
51,790	V.F. Corp.	3,262,770

		9,821,617

Trading Companies & Distributors (1.1%):
16,787	W.W. Grainger, Inc.	4,268,430

Total Common Stocks (Cost $247,541,832)		378,566,413

Preferred Stock (0.3%):
Electric Utilities (0.3%):
20,030	Exelon Corp., Preferred Shares*	1,080,550

Total Preferred Stock (Cost $1,013,350)		1,080,550

Securities Held as Collateral for Securities on Loan (1.2%):
$4,713,464	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	4,713,464

Total Securities Held as Collateral for Securities on Loan (Cost $4,713,464)		4,713,464

Unaffiliated Investment Company (0.5%):
1,718,281	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	1,718,281

Total Unaffiliated Investment Company (Cost $1,718,281)		1,718,281

Total Investment Securities (Cost $254,986,927)(c) — 101.3%		386,078,708
Net other assets (liabilities) — (1.3)%		(4,920,807)

Net Assets — 100.0%		$381,157,901

Percentages indicated are based on net assets as of June 30, 2014.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $2,795,068.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(b)	The rate represents the effective yield at June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Canada	2.7%
France	3.4%
Germany	1.2%
Ireland (Republic of)	4.3%
Netherlands	1.6%
Switzerland	0.8%
United Kingdom	1.3%
United States	84.7%

100.0%

See accompanying notes to the financial statements.

3

AZL MFS Investors Trust Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$254,986,927

Investment securities, at value*	$386,078,708
Cash	13,123
Interest and dividends receivable	246,332
Foreign currency, at value (cost $36)	36
Reclaims receivable	441
Prepaid expenses	1,904

Total Assets	386,340,544

Liabilities:
Payable for capital shares redeemed	131,961
Payable for collateral received on loaned securities	4,713,464
Manager fees payable	222,900
Administration fees payable	13,855
Distribution fees payable	78,140
Custodian fees payable	8,125
Administrative and compliance services fees payable	960
Trustee fees payable	1,948
Other accrued liabilities	11,290

Total Liabilities	5,182,643

Net Assets	$381,157,901

Net Assets Consist of:
Capital	$212,438,935
Accumulated net investment income/(loss)	4,174,049
Accumulated net realized gains/(losses) from investment transactions	33,453,120
Net unrealized appreciation/(depreciation) on investments	131,091,797

Net Assets	$381,157,901

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,054,067
Net Asset Value (offering and redemption price per share)	$22.35

*	Includes securities on loan of $2,795,068.
Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$3,290,170
Interest	87
Income from securities lending	25,287
Foreign withholding tax	(52,662)

Total Investment Income	3,262,882

Expenses:
Manager fees	1,451,107
Administration fees	52,825
Distribution fees	483,702
Custodian fees	12,978
Administrative and compliance services fees	3,040
Trustee fees	9,592
Professional fees	9,349
Shareholder reports	10,080
Other expenses	3,690

Total expenses before reductions	2,036,363
Less expenses voluntarily waived/reimbursed by the Manager	(71,948)
Less expenses paid indirectly	(808)

Net expenses	1,963,607

Net Investment Income/(Loss)	1,299,275

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	27,224,929
Change in net unrealized appreciation/depreciation on investments	(10,501,211)

Net Realized/Unrealized Gains/(Losses) on Investments	16,723,718

Change in Net Assets Resulting From Operations	$18,022,993

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL MFS Investors Trust Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,299,275	$2,875,276
Net realized gains/(losses) on investment transactions	27,224,929	23,945,686
Change in unrealized appreciation/depreciation on investments	(10,501,211)	74,525,722

Change in net assets resulting from operations	18,022,993	101,346,684

Dividends to Shareholders:
From net investment income	—	(2,913,024)

Change in net assets resulting from dividends to shareholders	—	(2,913,024)

Capital Transactions:
Proceeds from shares issued	2,318,890	26,030,545
Proceeds from dividends reinvested	—	2,913,024
Value of shares redeemed	(46,036,562)	(47,016,565)

Change in net assets resulting from capital transactions	(43,717,672)	(18,072,996)

Change in net assets	(25,694,679)	80,360,664
Net Assets:
Beginning of period	406,852,580	326,491,916

End of period	$381,157,901	$406,852,580

Accumulated net investment income/(loss)	$4,174,049	$2,874,774

Share Transactions:
Shares issued	108,433	1,415,289
Dividends reinvested	—	151,169
Shares redeemed	(2,156,201)	(2,501,123)

Change in shares	(2,047,768)	(934,665)

See accompanying notes to the financial statements.

5

AZL MFS Investors Trust Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$21.30		$16.29	$13.79	$14.20	$12.81		$8.44

Investment Activities:
Net Investment Income/(Loss)	0.09		0.16	0.15	0.12	0.10		0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.96		5.00	2.46	(0.44)	1.31		4.35

Total from Investment Activities	1.05		5.16	2.61	(0.32)	1.41		4.37

Dividends to Shareholders From:
Net Investment Income	—		(0.15)	(0.11)	(0.09)	(0.02)		— (a)

Total Dividends	—		(0.15)	(0.11)	(0.09)	(0.02)		— (a)

Net Asset Value, End of Period	$22.35		$21.30	$16.29	$13.79	$14.20		$12.81

Total Return(b)	4.93	%(c)	31.77%	18.95%	(2.22)%	11.01%		51.80%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$381,158		$406,853	$326,492	$272,336	$314,596		$354,622
Net Investment Income/(Loss)(d)	0.67%		0.77%	1.01%	0.79%	0.62%		0.15%
Expenses Before Reductions(d) (e)	1.05%		1.06%	1.07%	1.09%	1.10%		1.10%
Expenses Net of Reductions(d)	1.01%		1.02%	1.03%	1.05%	1.06%		1.04%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.02%		1.02%	1.03%	1.05%	1.06%		1.07%
Portfolio Turnover Rate	13	%(c)	21%	31%	22%	21	%(g)	193%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Effective October 26, 2009, the Subadviser changed from Jennison Associates LLC to Massachusetts Financial Services Company (“MFS”). Implementation of MFS’ investment strategy has contributed to a lower portfolio turnover rate for the year ended December 31, 2010 as compared to prior years.

See accompanying notes to the financial statements.

6

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MFS Investors Trust Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $2.1 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $2,500 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Massachusetts Financial Services Company (“MFS”), MFS provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MFS Investors Trust Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and

8

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $2,328 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

9

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Automobiles	$—	$1,398,857	$1,398,857
Beverages	—	7,647,755	7,647,755
Chemicals	12,825,937	3,324,482	16,150,419
Food Products	6,264,256	4,574,167	10,838,423
Textiles, Apparel & Luxury Goods	5,970,041	3,851,576	9,821,617
All Other Commons Stocks+	332,709,342	—	332,709,342
Preferred Stock	1,080,550	—	1,080,550
Securities Held as Collateral for Securities on Loan	—	4,713,464	4,713,464
Unaffiliated Investment Company	1,718,281	—	1,718,281

Total Investment Securities	$360,568,407	$25,510,301	$386,078,708

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Investors Trust Fund	$50,431,136	$90,149,591

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $255,990,465. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$132,290,774
Unrealized depreciation	(2,202,531)

Net unrealized appreciation depreciation	$130,088,243

During the year ended December 31, 2013, the Fund utilized $16,620,137 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MFS Investors Trust Fund	$2,913,024	$—	$2,913,024

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

10

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MFS Investors Trust Fund	$2,874,772	$7,424,571	$—	$140,396,630	$150,695,973

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® MFS Mid Cap Value Fund

(formerly AZL Columbia Mid Cap Value Fund)

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MFS Mid Cap Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MFS Mid Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MFS Mid Cap Value Fund	$1,000.00	$1,095.40	$5.46	1.05%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MFS Mid Cap Value Fund	$1,000.00	$1,019.59	$5.26	1.05%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	22.1%
Consumer Discretionary	15.0
Industrials	11.5
Energy	9.1
Health Care	8.9
Utilities	8.4
Information Technology	8.2
Materials	7.4
Consumer Staples	6.5
Telecommunication Services	1.4

Total Common Stock	98.5
Securities Held as Collateral for Securities on Loan	1.3
Money Market	0.4

Total Investment Securities	100.2
Net other assets (liabilities)	(0.2)

Net Assets	100.0%

1

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.5%):
Aerospace & Defense (1.1%):
12,779	Mtu Aero Engines AG	$1,175,742
20,301	Triumph Group, Inc.	1,417,416

		2,593,158

Airlines (1.5%):
12,525	Alaska Air Group, Inc.	1,190,501
41,463	Delta Air Lines, Inc.	1,605,448
21,689	United Continental Holdings, Inc.*	890,767

		3,686,716

Auto Components (2.4%):
57,944	Allison Transmission Holdings, Inc.	1,802,058
29,534	Delphi Automotive plc	2,030,167
23,545	TRW Automotive Holdings Corp.*	2,107,749

		5,939,974

Banks (6.8%):
60,894	BB&T Corp.	2,401,050
31,380	Comerica, Inc.	1,574,021
82,271	Fifth Third Bancorp	1,756,486
205,896	Huntington Bancshares, Inc.	1,964,248
137,655	KeyCorp	1,972,596
10,738	M&T Bank Corp.	1,332,049
30,149	PrivateBancorp, Inc.	876,130
109,587	Regions Financial Corp.	1,163,814
34,761	SunTrust Banks, Inc.	1,392,526
126,615	TCF Financial Corp.	2,072,688

		16,505,608

Beverages (2.2%):
31,634	Coca-Cola Enterprises, Inc.	1,511,473
22,421	Dr Pepper Snapple Group, Inc.	1,313,422
33,715	Molson Coors Brewing Co., Class B	2,500,304

		5,325,199

Building Products (0.2%):
10,453	Armstrong World Industries, Inc.*	600,316

Capital Markets (1.8%):
7,340	Affiliated Managers Group, Inc.*	1,507,635
12,017	Evercore Partners, Inc., Class A	692,660
15,211	State Street Corp.	1,023,092
37,945	TD Ameritrade Holding Corp.	1,189,576

		4,412,963

Chemicals (4.4%):
23,398	Akzo Nobel NV	1,754,195
18,201	Albemarle Corp.	1,301,372
28,420	Celanese Corp., Series A	1,826,837
23,104	FMC Corp.	1,644,774
16,481	Rockwood Holdings, Inc.	1,252,391
19,100	Sensient Technologies Corp.	1,064,252
23,115	Valspar Corp. (The)	1,761,132

		10,604,953

Commercial Services & Supplies (0.8%):
42,254	Tyco International, Ltd.	1,926,782

Consumer Finance (0.9%):
34,516	Discover Financial Services	2,139,302

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (2.7%):
56,557	Crown Holdings, Inc.*	$2,814,277
18,631	Greif, Inc., Class A	1,016,507
48,399	Owens-Illinois, Inc.*	1,676,541
19,852	Silgan Holdings, Inc.	1,008,879

		6,516,204

Diversified Consumer Services (1.0%):
27,376	DeVry, Inc.	1,159,100
21,464	ITT Educational Services, Inc.*^	358,234
48,460	ServiceMaster Global Holdings, Inc.*	883,426

		2,400,760

Diversified Financial Services (1.0%):
61,454	NASDAQ OMX Group, Inc. (The)	2,373,353

Diversified Telecommunication Services (1.4%):
290,163	Colt Group SA*	682,861
240,217	Frontier Communications Corp. ^	1,402,867
121,896	Windstream Holdings, Inc. ^	1,214,084

		3,299,812

Electric Utilities (1.8%):
50,587	Great Plains Energy, Inc.	1,359,273
45,673	Northeast Utilities	2,158,963
12,360	Pinnacle West Capital Corp.	714,902

		4,233,138

Electrical Equipment (2.0%):
22,861	Eaton Corp. plc	1,764,411
69,042	GrafTech International, Ltd.*	722,179
18,523	Regal-Beloit Corp.	1,455,167
25,509	Sensata Technologies Holding NV*	1,193,311

		5,135,068

Electronic Equipment, Instruments & Components (0.7%):
54,649	Ingram Micro, Inc., Class A*	1,596,297

Energy Equipment & Services (2.5%):
27,316	Cameron International Corp.*	1,849,566
20,057	Dresser-Rand Group, Inc.*	1,278,233
26,525	Ensco plc, Class A, ADR	1,473,994
58,335	Pacific Drilling SA*	583,350
18,054	Tidewater, Inc.	1,013,732

		6,198,875

Food & Staples Retailing (0.5%):
16,394	Empire Co., Ltd., Class A	1,114,958

Food Products (3.1%):
21,278	Bunge, Ltd.	1,609,468
78,805	Flowers Foods, Inc.	1,661,209
25,548	Ingredion, Inc.	1,917,122
20,575	J.M. Smucker Co. (The)	2,192,678

		7,380,477

Gas Utilities (0.6%):
24,649	AGL Resources, Inc.	1,356,434

Health Care Equipment & Supplies (3.2%):
37,320	CareFusion Corp.*	1,655,142
11,025	Cooper Cos., Inc. (The)	1,494,218
29,915	DENTSPLY International, Inc.	1,416,475

Continued

2

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
21,103	St. Jude Medical, Inc.	$1,461,383
14,938	Teleflex, Inc.	1,577,453

		7,604,671

Health Care Providers & Services (2.0%):
27,785	AmerisourceBergen Corp.	2,018,858
26,964	Quest Diagnostics, Inc.	1,582,517
13,297	Universal Health Services, Inc., Class B	1,273,321

		4,874,696

Hotels, Restaurants & Leisure (0.5%):
5,659	Wynn Resorts, Ltd.	1,174,582

Household Durables (1.1%):
88,377	Newell Rubbermaid, Inc.	2,738,803

Independent Power and Renewable Electricity Producers (2.7%):
115,742	AES Corp. (The)	1,799,789
44,716	Calpine Corp.*	1,064,688
53,240	NextEra Energy Partners LP*	1,784,072
47,832	NRG Energy, Inc.	1,779,350

		6,427,899

Insurance (6.9%):
40,857	Allied World Assurance Co. Holdings AG	1,553,383
40,290	Arthur J. Gallagher & Co.	1,877,514
9,990	Everest Re Group, Ltd.	1,603,295
41,746	Genworth Financial, Inc., Class A*	726,380
16,423	Hanover Insurance Group, Inc. (The)	1,037,112
21,542	Hartford Financial Services Group, Inc. (The)	771,419
33,236	HCC Insurance Holdings, Inc.	1,626,570
39,616	Lincoln National Corp.	2,037,848
48,174	Symetra Financial Corp.	1,095,477
72,950	Third Point Reinsurance, Ltd.*	1,113,217
50,001	UnumProvident Corp.	1,738,035
41,785	Validus Holdings, Ltd.	1,597,858

		16,778,108

IT Services (1.4%):
31,302	Fidelity National Information Services, Inc.	1,713,471
80,434	Sabre Corp.*	1,612,702

		3,326,173

Leisure Products (0.9%):
54,269	Mattel, Inc.	2,114,863

Life Sciences Tools & Services (1.1%):
55,707	PerkinElmer, Inc.	2,609,316

Machinery (3.8%):
9,834	Cummins, Inc.	1,517,288
17,761	Joy Global, Inc.	1,093,722
22,763	Kennametal, Inc.	1,053,472
18,780	Pentair plc	1,354,414
14,996	SPX Corp.	1,622,717
26,349	Stanley Black & Decker, Inc.	2,313,969

		8,955,582

Media (2.3%):
19,315	AMC Networks, Inc., Class A*	1,187,679
46,201	Cinemark Holdings, Inc.	1,633,667
87,214	Interpublic Group of Cos., Inc. (The)	1,701,546

Shares		Fair Value
Common Stocks, continued
Media, continued
40,749	Quebecor, Inc., Class B	$986,165

		5,509,057

Metals & Mining (0.3%):
88,490	Iluka Resources, Ltd.	678,960

Multiline Retail (1.0%):
36,187	Burlington Stores, Inc.*	1,152,918
25,851	Kohl’s Corp.	1,361,831

		2,514,749

Multi-Utilities (3.3%):
65,887	CMS Energy Corp.	2,052,380
19,657	DTE Energy Co.	1,530,691
31,351	NiSource, Inc.	1,233,348
19,070	NorthWestern Corp.	995,263
53,333	Public Service Enterprise Group, Inc.	2,175,453

		7,987,135

Oil, Gas & Consumable Fuels (6.6%):
38,502	Cabot Oil & Gas Corp.	1,314,458
8,548	Cimarex Energy Co.	1,226,296
36,548	CONSOL Energy, Inc.	1,683,767
16,289	Energen Corp.	1,447,766
15,338	EQT Corp.	1,639,632
23,506	Memorial Resource Development Corp.*	572,606
22,930	Noble Energy, Inc.	1,776,159
21,816	PDC Energy, Inc.*	1,377,680
53,206	Peabody Energy Corp.	869,918
39,733	QEP Midstream Partners LP	1,023,125
16,423	SM Energy Co.	1,381,174
36,773	Spectra Energy Corp.	1,562,117

		15,874,698

Pharmaceuticals (2.6%):
22,431	Endo International plc*	1,570,619
33,862	Hospira, Inc.*	1,739,491
43,905	Impax Laboratories, Inc.*	1,316,711
11,645	Valeant Pharmaceuticals International, Inc.*	1,468,667

		6,095,488

Professional Services (0.5%):
16,224	Equifax, Inc.	1,176,889

Real Estate Investment Trusts (REITs) (4.2%):
76,301	Annaly Capital Management, Inc.	872,120
63,308	Corporate Office Properties Trust	1,760,595
75,139	DDR Corp.	1,324,701
30,804	EPR Properties	1,721,019
23,047	Equity Lifestyle Properties, Inc.	1,017,756
22,089	Mid-America Apartment Communities, Inc.	1,613,601
37,555	Plum Creek Timber Co., Inc.	1,693,731

		10,003,523

Real Estate Management & Development (0.5%):
30,980	Realogy Holdings Corp.*	1,168,256

Road & Rail (0.5%):
50,675	Swift Transportation Co.*	1,278,530

Continued

3

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (3.2%):
44,012	Altera Corp.	$1,529,857
30,188	Analog Devices, Inc.	1,632,265
13,267	Avago Technologies, Ltd.	956,153
36,333	Microchip Technology, Inc.	1,773,414
27,521	Nxp Semiconductors NV*	1,821,340

		7,713,029

Software (1.2%):
43,241	NICE Systems, Ltd., ADR	1,764,665
57,162	Symantec Corp.	1,309,010

		3,073,675

Specialty Retail (4.3%):
2,452	AutoZone, Inc.*	1,314,860
23,936	Bed Bath & Beyond, Inc.*	1,373,448
53,792	Best Buy Co., Inc.	1,668,090
16,560	Children’s Place Retail Stores, Inc. (The)	821,873
61,333	Express, Inc.*	1,044,501
22,734	Guess?, Inc.	613,818
376,485	Office Depot, Inc.*	2,142,199
52,512	Sally Beauty Holdings, Inc.*	1,317,001

		10,295,790

Technology Hardware, Storage & Peripherals (1.7%):
50,578	NCR Corp.*	1,774,782
192,561	Xerox Corp.	2,395,459

		4,170,241

Textiles, Apparel & Luxury Goods (1.5%):
10,644	PVH Corp.	1,241,090
9,104	Ralph Lauren Corp.	1,462,922

Shares or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
16,276	V.F. Corp.	$1,025,388

		3,729,400

Tobacco (0.7%):
26,515	Lorillard, Inc.	1,616,620

Trading Companies & Distributors (1.1%):
6,687	Brenntag AG	1,194,318
15,788	WESCO International, Inc.*	1,363,767

		2,558,085

Total Common Stocks (Cost $211,382,543)		237,389,165

Securities Held as Collateral for Securities on Loan (1.3%):
$3,023,206	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	3,023,206

Total Securities Held as Collateral for Securities on Loan (Cost $3,023,206)		3,023,206

Unaffiliated Investment Company (0.4%):
1,050,730	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	1,050,730

Total Unaffiliated Investment Company (Cost $1,050,730)		1,050,730

Total Investment Securities (Cost $215,456,479)(c) —100.2%		241,463,101
Net other assets (liabilities) — (0.2)%		(432,701)

Net Assets — 100.0%		$241,030,400

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $2,943,713.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(b)	The rate represents the effective yield at June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Australia	0.3%
Bermuda	2.4%
Canada	1.5%
Germany	1.0%
Ireland (Republic of)	1.9%
Israel	0.7%
Luxembourg	0.2%
Netherlands	2.0%
Singapore	0.4%
Switzerland	0.8%
United Kingdom	1.7%
United States	87.1%

100.0%

See accompanying notes to the financial statements.

4

AZL MFS Mid Cap Value Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$215,456,479

Investment securities, at value*	$241,463,101
Cash	16,769
Interest and dividends receivable	258,002
Receivable for investments sold	6,497,199
Reclaims receivable	4,820
Prepaid expenses	1,014

Total Assets	248,240,905

Liabilities:
Payable for investments purchased	3,310,546
Payable for capital shares redeemed	664,223
Payable for collateral received on loaned securities	3,023,206
Manager fees payable	147,371
Administration fees payable	8,002
Distribution fees payable	49,124
Custodian fees payable	3,464
Administrative and compliance services fees payable	324
Trustee fees payable	708
Other accrued liabilities	3,537

Total Liabilities	7,210,505

Net Assets	$241,030,400

Net Assets Consist of:
Capital	$150,714,009
Accumulated net investment income/(loss)	1,669,392
Accumulated net realized gains/(losses) from investment transactions	62,640,483
Net unrealized appreciation/(depreciation) on investments	26,006,516

Net Assets	$241,030,400

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,573,461
Net Asset Value (offering and redemption price per share)	$12.98

*	Includes securities on loan of $2,943,713.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$2,118,824
Interest	2,776
Income from securities lending	16,220
Foreign withholding tax	(20,273)

Total Investment Income	2,117,547

Expenses:
Manager fees	861,057
Administration fees	31,866
Distribution fees	287,019
Custodian fees	9,307
Administrative and compliance services fees	1,502
Trustee fees	4,706
Professional fees	4,548
Shareholder reports	4,788
Other expenses	1,993

Total expenses	1,206,786

Net Investment Income/(Loss)	910,761

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	53,293,441
Change in net unrealized appreciation/depreciation on investments	(33,085,539)

Net Realized/Unrealized Gains/(Losses) on Investments	20,207,902

Change in Net Assets Resulting From Operations	$21,118,663

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL MFS Mid Cap Value Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$910,761	$769,884
Net realized gains/(losses) on investment transactions	53,293,441	24,239,007
Change in unrealized appreciation/depreciation on investments	(33,085,539)	34,739,768

Change in net assets resulting from operations	21,118,663	59,748,659

Dividends to Shareholders:
From net investment income	—	(1,337,872)

Change in net assets resulting from dividends to shareholders	—	(1,337,872)

Capital Transactions:
Proceeds from shares issued	11,904,475	28,141,862
Proceeds from dividends reinvested	—	1,337,872
Value of shares redeemed	(23,126,061)	(25,888,263)

Change in net assets resulting from capital transactions	(11,221,586)	3,591,471

Change in net assets	9,897,077	62,002,258
Net Assets:
Beginning of period	231,133,323	169,131,065

End of period	$241,030,400	$231,133,323

Accumulated net investment income/(loss)	$1,669,392	$758,631

Share Transactions:
Shares issued	972,601	2,749,328
Dividends reinvested	—	125,152
Shares redeemed	(1,906,175)	(2,494,993)

Change in shares	(933,574)	379,487

See accompanying notes to the financial statements.

6

AZL MFS Mid Cap Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$11.85		$8.84	$7.66	$8.02	$6.58	$5.01

Investment Activities:
Net Investment Income/(Loss)	0.05		0.04	0.07	0.05	0.07	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	1.08		3.04	1.16	(0.34)	1.41	1.59

Total from Investment Activities	1.13		3.08	1.23	(0.29)	1.48	1.62

Dividends to Shareholders From:
Net Investment Income	—		(0.07)	(0.05)	(0.07)	(0.04)	(0.05)

Total Dividends	—		(0.07)	(0.05)	(0.07)	(0.04)	(0.05)

Net Asset Value, End of Period	$12.98		$11.85	$8.84	$7.66	$8.02	$6.58

Total Return(a)	9.54	%(b)	34.91%	16.03%	(3.57)%	22.66%	32.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$241,030		$231,133	$169,131	$132,790	$133,340	$100,908
Net Investment Income/(Loss)(c)	0.79%		0.38%	0.88%	0.62%	1.12%	0.98%
Expenses Before Reductions(c) (d)	1.05%		1.06%	1.07%	1.08%	1.10%	1.13%
Expenses Net of Reductions(c)	1.05%		1.05%	1.05%	1.06%	1.04%	1.07%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.05%		1.06%	1.07%	1.08%	1.10%	1.13%
Portfolio Turnover Rate	110	%(b)	59%	50%	53%	71%	67%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

AZL MFS Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MFS Mid Cap Value Fund (formerly AZL Columbia Mid Cap Value Fund) (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL MFS Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $6.0 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,603 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement effective January 24, 2014 with Massachusetts Financial Services Company (“MFS”), MFS provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to January 24, 2014, the Fund was subadvised by Columbia Management Investment Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MFS Mid Cap Value Fund	0.75%	1.30%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $1 billion at 0.75% and above $1 billion at 0.70%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services

9

AZL MFS Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $1,345 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Aerospace & Defense	$1,417,416	$1,175,742	$2,593,158
Chemicals	8,850,758	1,754,195	10,604,953
Diversified Telecommunication Services	2,616,951	682,861	3,299,812
Metals & Mining	—	678,960	678,960
Trading Companies & Distributors	1,363,767	1,194,318	2,558,085
All Other Common Stocks+	217,654,197	—	217,654,197

10

AZL MFS Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Investment Securities:	Level 1	Level 2	Total

Securities Held as Collateral for Securities on Loan	$—	$3,023,206	$3,023,206
Unaffiliated Investment Company	1,050,730	—	1,050,730

Total Investment Securities	$232,953,819	$8,509,282	$241,463,101

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Mid Cap Value Fund	$252,161,572	$254,055,456

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $215,704,216. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$27,394,567
Unrealized depreciation	(1,635,682)

Net unrealized appreciation depreciation	$25,758,885

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MFS Mid Cap Value Fund	$1,337,872	$—	$1,337,872

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MFS Mid Cap Value Fund	$758,631	$9,784,879	$—	$58,654,218	$69,197,728

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® MFS Value Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MFS Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MFS Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MFS Value Fund	$1,000.00	$1,046.70	$5.13	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MFS Value Fund	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	25.0%
Industrials	15.7
Consumer Staples	14.2
Health Care	14.1
Consumer Discretionary	11.8
Energy	6.5
Information Technology	6.5
Telecommunication Services	2.9
Materials	2.0
Utilities	0.3

Total Common and Convertible Preferred Stock	99.0
Money Market	1.0
Securities Held as Collateral for Securities on Loan	0.3

Total Investment Securities	100.3
Net other assets (liabilities)	(0.3)

Net Assets	100.0%

1

AZL MFS Value Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (6.8%):
105,519	Honeywell International, Inc.	$9,807,991
72,482	Lockheed Martin Corp.	11,650,032
35,946	Northrop Grumman Corp.	4,300,220
91,343	United Technologies Corp.	10,545,549

		36,303,792

Air Freight & Logistics (1.6%):
82,688	United Parcel Service, Inc., Class B	8,488,750

Auto Components (1.7%):
53,880	Delphi Automotive plc	3,703,711
112,151	Johnson Controls, Inc.	5,599,700

		9,303,411

Automobiles (0.2%):
29,304	General Motors Co.	1,063,735

Banks (10.0%):
385,686	JPMorgan Chase & Co.	22,223,227
45,087	PNC Financial Services Group, Inc.	4,014,997
213,007	U.S. Bancorp	9,227,463
339,874	Wells Fargo & Co.	17,863,777

		53,329,464

Beverages (2.1%):
261,921	Diageo plc	8,336,767
48,120	Dr Pepper Snapple Group, Inc.	2,818,870

		11,155,637

Capital Markets (6.4%):
221,566	Bank of New York Mellon Corp. (The)	8,304,294
15,544	BlackRock, Inc., Class A	4,967,862
127,114	Franklin Resources, Inc.	7,352,274
56,327	Goldman Sachs Group, Inc. (The)	9,431,393
69,315	State Street Corp.	4,662,127

		34,717,950

Chemicals (1.5%):
36,053	PPG Industries, Inc.	7,576,538
6,731	Valspar Corp. (The)	512,835

		8,089,373

Commercial Services & Supplies (1.0%):
123,225	Tyco International, Ltd.	5,619,060

Containers & Packaging (0.5%):
55,704	Crown Holdings, Inc.*	2,771,831

Diversified Financial Services (1.1%):
26,885	Citigroup, Inc.	1,266,284
19,411	Moody’s Corp.	1,701,568
79,161	NASDAQ OMX Group, Inc. (The)	3,057,198

		6,025,050

Diversified Telecommunication Services (2.3%):
87,824	AT&T, Inc.	3,105,457
199,443	Verizon Communications, Inc.	9,758,112

		12,863,569

Electric Utilities (0.3%):
24,387	Duke Energy Corp.	1,809,272

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.9%):
61,930	Eaton Corp. plc	$4,779,757

Food & Staples Retailing (1.8%):
128,300	CVS Caremark Corp.	9,669,971

Food Products (4.4%):
60,307	Danone SA	4,475,539
154,958	General Mills, Inc.	8,141,493
24,615	Kellogg Co.	1,617,206
124,434	Nestle SA, Registered Shares	9,643,688

		23,877,926

Health Care Equipment & Supplies (4.0%):
152,935	Abbott Laboratories	6,255,042
51,441	Covidien plc	4,638,949
101,207	Medtronic, Inc.	6,452,958
58,985	St. Jude Medical, Inc.	4,084,711

		21,431,660

Health Care Providers & Services (1.0%):
70,178	Express Scripts Holding Co.*	4,865,441
11,278	Quest Diagnostics, Inc.	661,906

		5,527,347

Hotels, Restaurants & Leisure (1.1%):
57,120	McDonald’s Corp.	5,754,269

Household Products (0.5%):
33,755	Procter & Gamble Co. (The)	2,652,805

Industrial Conglomerates (3.3%):
76,783	3M Co.	10,998,397
85,018	Danaher Corp.	6,693,467

		17,691,864

Insurance (7.5%):
55,010	ACE, Ltd.	5,704,537
58,757	Aon plc	5,293,418
42,142	Chubb Corp. (The)	3,884,228
197,308	MetLife, Inc.	10,962,432
63,436	Prudential Financial, Inc.	5,631,214
99,482	Travelers Cos., Inc. (The)	9,358,272

		40,834,101

IT Services (5.0%):
141,287	Accenture plc, Class A	11,421,641
39,545	Fidelity National Information Services, Inc.	2,164,693
49,587	Fiserv, Inc.*	2,991,088
52,489	International Business Machines Corp.	9,514,681
87,744	Western Union Co.^	1,521,481

		27,613,584

Leisure Products (0.8%):
46,266	Hasbro, Inc.	2,454,411
41,379	Mattel, Inc.	1,612,540

		4,066,951

Life Sciences Tools & Services (0.9%):
42,164	Thermo Fisher Scientific, Inc.	4,975,352

Continued

2

AZL MFS Value Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (1.3%):
27,302	Illinois Tool Works, Inc.	$2,390,563
19,960	Pentair plc	1,439,515
39,337	Stanley Black & Decker, Inc.	3,454,576

		7,284,654

Media (5.3%):
114,338	Comcast Corp., Special Class A	6,097,646
27,579	McGraw-Hill Cos., Inc. (The)	2,289,884
85,524	Omnicom Group, Inc.	6,091,019
48,517	Time Warner, Inc.	3,408,319
6,064	Time, Inc.*	146,870
51,401	Viacom, Inc., Class B	4,458,009
77,008	Walt Disney Co. (The)	6,602,666

		29,094,413

Multiline Retail (1.5%):
22,712	Kohl’s Corp.	1,196,468
121,599	Target Corp.	7,046,662

		8,243,130

Oil, Gas & Consumable Fuels (6.5%):
27,728	Apache Corp.	2,789,991
74,092	Chevron Corp.	9,672,711
21,703	EOG Resources, Inc.	2,536,213
122,742	Exxon Mobil Corp.	12,357,664
74,371	Occidental Petroleum Corp.	7,632,696

		34,989,275

Pharmaceuticals (8.2%):
189,068	Johnson & Johnson Co.	19,780,294
96,062	Merck & Co., Inc.	5,557,187
19,232	Novartis AG, Registered Shares	1,742,469
529,341	Pfizer, Inc.	15,710,841
5,518	Roche Holding AG	1,646,951
4,560	Zoetis, Inc.	147,151

		44,584,893

Road & Rail (0.7%):
57,419	Canadian National Railway Co.	3,733,383

Semiconductors & Semiconductor Equipment (0.2%):
17,078	Texas Instruments, Inc.	816,158

Shares or Principal Amount		Fair Value
Common Stocks, continued
Software (1.3%):
171,232	Oracle Corp.	$6,940,033

Specialty Retail (1.2%):
24,151	Advance Auto Parts, Inc.	3,258,453
19,797	Bed Bath & Beyond, Inc.*	1,135,952
174,081	Staples, Inc.^	1,887,038

		6,281,443

Tobacco (5.4%):
64,289	Altria Group, Inc.	2,696,281
25,822	Imperial Tobacco Group plc	1,161,031
100,473	Lorillard, Inc.	6,125,839
230,617	Philip Morris International, Inc.	19,443,320

		29,426,471

Wireless Telecommunication Services (0.6%):
916,888	Vodafone Group plc	3,063,663

Total Common Stocks (Cost $383,394,569)		534,873,997

Convertible Preferred Stock (0.1%):
Aerospace & Defense (0.1%):
7,000	United Technologies Corp., 0.46%^	456,330

Total Convertible Preferred Stock (Cost $403,403)		456,330

Securities Held as Collateral for Securities on Loan (0.3%):
$1,817,603	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	1,817,603

Total Securities Held as Collateral for Securities on Loan (Cost $1,817,603)		1,817,603

Unaffiliated Investment Company (1.0%):
5,568,747	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	5,568,747

Total Unaffiliated Investment Company (Cost $5,568,747)		5,568,747

Total Investment Securities (Cost $391,184,322)(c) — 100.3%		542,716,677
Net other assets (liabilities) — (0.3)%		(1,692,412)

Net Assets — 100.0%		$541,024,265

Percentages indicated are based on net assets as of June 30, 2014.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $1,783,574.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(b)	The rate represents the effective yield at June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

3

AZL MFS Value Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Canada	0.7%
France	0.8%
Ireland (Republic of)	4.1%
Switzerland	4.5%
United Kingdom	4.1%
United States	85.8%

100.0%

See accompanying notes to the financial statements.

4

AZL MFS Value Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$391,184,322

Investment securities, at value*	$542,716,677
Cash	11,520
Interest and dividends receivable	770,693
Foreign currency, at value (cost $68)	67
Reclaims receivable	83,620
Prepaid expenses	2,573

Total Assets	543,585,150

Liabilities:
Payable for capital shares redeemed	269,918
Payable for collateral received on loaned securities	1,817,603
Manager fees payable	314,756
Administration fees payable	18,833
Distribution fees payable	111,576
Custodian fees payable	8,807
Administrative and compliance services fees payable	1,356
Trustee fees payable	2,871
Other accrued liabilities	15,165

Total Liabilities	2,560,885

Net Assets	$541,024,265

Net Assets Consist of:
Capital	$424,381,245
Accumulated net investment income/(loss)	14,320,810
Accumulated net realized gains/(losses) from investment transactions	(49,212,047)
Net unrealized appreciation/(depreciation) on investments	151,534,257

Net Assets	$541,024,265

Shares of beneficial interest (unlimited number of shares authorized, no par value)	43,154,214
Net Asset Value (offering and redemption price per share)	$12.54

*	Includes securities on loan of $1,783,574.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$9,878,847
Interest	50
Income from securities lending	14,271
Foreign withholding tax	(111,973)

Total Investment Income	9,781,195

Expenses:
Manager fees	1,966,349
Administration fees	72,308
Distribution fees	666,290
Custodian fees	15,118
Administrative and compliance services fees	4,251
Trustee fees	13,382
Professional fees	12,991
Shareholder reports	14,299
Other expenses	5,149

Total expenses before reductions	2,770,137
Less expenses voluntarily waived/reimbursed by the Manager	(85,226)

Net expenses	2,684,911

Net Investment Income/(Loss)	7,096,284

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	15,785,516
Change in net unrealized appreciation/depreciation on investments	1,169,482

Net Realized/Unrealized Gains/(Losses) on Investments	16,954,998

Change in Net Assets Resulting From Operations	$24,051,282

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL MFS Value Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$7,096,284	$7,183,079
Net realized gains/(losses) on investment transactions	15,785,516	17,240,418
Change in unrealized appreciation/depreciation on investments	1,169,482	122,989,459

Change in net assets resulting from operations	24,051,282	147,412,956

Dividends to Shareholders:
From net investment income	—	(7,468,004)

Change in net assets resulting from dividends to shareholders	—	(7,468,004)

Capital Transactions:
Proceeds from shares issued	6,940,969	41,951,702
Proceeds from dividends reinvested	—	7,468,004
Value of shares redeemed	(39,667,701)	(63,453,634)

Change in net assets resulting from capital transactions	(32,726,732)	(14,033,928)

Change in net assets	(8,675,450)	125,911,024
Net Assets:
Beginning of period	549,699,715	423,788,691

End of period	$541,024,265	$549,699,715

Accumulated net investment income/(loss)	$14,320,810	$7,224,526

Share Transactions:
Shares issued	586,470	3,999,588
Dividends reinvested	—	688,930
Shares redeemed	(3,298,666)	(6,034,797)

Change in shares	(2,712,196)	(1,346,279)

See accompanying notes to the financial statements.

6

AZL MFS Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$11.98		$8.98	$7.79		$8.24	$7.59	$6.17

Investment Activities:
Net Investment Income/(Loss)	0.17		0.16	0.15		0.13	0.07	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.39		3.00	1.15		(0.50)	0.67	1.53

Total from Investment Activities	0.56		3.16	1.30		(0.37)	0.74	1.63

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.11)		(0.08)	(0.09)	(0.21)

Total Dividends	—		(0.16)	(0.11)		(0.08)	(0.09)	(0.21)

Net Asset Value, End of Period	$12.54		$11.98	$8.98		$7.79	$8.24	$7.59

Total Return(a)	4.67	%(b)	35.42%	16.67%		(4.45)%	9.83%	26.53%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$541,024		$549,700	$423,789		$436,251	$484,333	$408,379
Net Investment Income/(Loss)(c)	2.66%		1.46%	1.59%		1.40%	1.02%	1.36%
Expenses Before Reductions(c)(d)	1.04%		1.05%	1.06%		1.07%	1.08%	1.10%
Expenses Net of Reductions(c)	1.01%		1.01%	1.02%		1.04%	1.05%	1.05%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.01%		1.02%	1.02%		1.04%	1.05%	1.07%
Portfolio Turnover Rate	7	%(b)	17%	95	%(f)	49%	34%	118%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Effective September 15, 2012, the Subadviser changed from Eaton Vance Management to Massachusetts Financial Services Company. Costs of purchases and proceeds from sales of portfolio securities associates with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2012 as compared to prior years.

See accompanying notes to the financial statements.

7

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MFS Value Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $1.5 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,413 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Massachusetts Financial Services Company (“MFS”), MFS provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MFS Value Fund	0.78%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and above $500 million at 0.675%. The Manager voluntarily reduced the management fees as follows: the first $100 million at 0.75%, the next $400 million at 0.70% and above $500 million at 0.65%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02%

9

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $3,157 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

10

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Beverages	$2,818,870	$8,336,767	$11,155,637
Diversified Telecommunication Services	10,607,894	2,255,675	12,863,569
Food Products	9,758,699	14,119,227	23,877,926
Pharmaceuticals	41,195,473	3,389,420	44,584,893
Tobacco	28,265,440	1,161,031	29,426,471
Wireless Telecommunication Services	—	3,063,663	3,063,663
All Other Common Stocks+	409,901,838	—	409,901,838
Convertible Preferred Stock+	456,330	—	456,330
Securities Held as Collateral for Securities on Loan	—	1,817,603	1,817,603
Unaffiliated Investment Company	5,568,747	—	5,568,747

Total Investment Securities	$508,573,291	$34,143,386	$542,716,677

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Value Fund	$35,511,445	$60,264,255
6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $394,093,982. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$154,264,215
Unrealized depreciation	(5,641,520)

Net unrealized appreciation depreciation	$148,622,695

As of the end of its tax year ended December 31, 2013, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

11

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

CLCFs subject to expiration:

	Expires 12/31/2017	Expires 12/31/2018	Total
AZL MFS Value Fund	$56,512,198	$5,491,128	$62,003,326

During the year ended December 31, 2013, the Fund utilized $17,184,462 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MFS Value Fund	$7,468,004	$—	$7,468,004

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MFS Value Fund	$7,231,024	$—	$(62,003,326)	$147,364,040	$92,591,738

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Mid Cap Index Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 16

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Mid Cap Index Fund	$1,000.00	$1,072.20	$2.93	0.57%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Mid Cap Index Fund	$1,000.00	$1,021.97	$2.86	0.57%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	21.0%
Industrials	17.1
Information Technology	15.7
Consumer Discretionary	12.8
Health Care	9.3
Materials	7.3
Energy	5.1
Utilities	4.8
Consumer Staples	3.4
Telecommunication Services	0.5

Total Common Stock	97.0
Securities Held as Collateral for Securities on Loan	2.3
Money Market	1.9

Total Investment Securities	101.2
Net other assets (liabilities)	(1.2)

Net Assets	100.0%

1

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.0%):
Aerospace & Defense (1.7%):
10,262	Alliant Techsystems, Inc.	$1,374,287
31,856	BE Aerospace, Inc.*	2,946,362
10,298	Esterline Technologies Corp.*	1,185,506
61,068	Exelis, Inc.	1,036,935
15,816	Huntington Ingalls Industries, Inc.	1,496,035
16,787	Triumph Group, Inc.	1,172,068

		9,211,193

Airlines (0.5%):
22,129	Alaska Air Group, Inc.	2,103,361
73,642	JetBlue Airways Corp.*	799,016

		2,902,377

Auto Components (0.3%):
46,997	Gentex Corp.	1,367,143

Automobiles (0.2%):
14,428	Thor Industries, Inc.	820,520

Banks (4.7%):
51,328	Associated Banc-Corp.	928,010
27,237	BancorpSouth, Inc.	669,213
14,300	Bank of Hawaii Corp.	839,267
23,867	Cathay General Bancorp	610,041
15,403	City National Corp.	1,166,931
26,044	Commerce Bancshares, Inc.	1,211,046
17,069	Cullen/Frost Bankers, Inc.	1,355,620
46,180	East West Bancorp, Inc.	1,615,838
76,225	First Horizon National Corp.	904,029
114,027	First Niagara Financial Group, Inc.	996,596
53,269	FirstMerit Corp.	1,052,063
60,828	Fulton Financial Corp.	753,659
26,511	Hancock Holding Co.	936,369
18,323	International Bancshares Corp.	494,721
30,693	PacWest Bancorp	1,325,017
19,317	Prosperity Bancshares, Inc.	1,209,244
16,103	Signature Bank*	2,031,876
16,049	SVB Financial Group*	1,871,634
44,771	Synovus Financial Corp.	1,091,517
53,688	TCF Financial Corp.	878,873
21,743	Trustmark Corp.	536,835
55,213	Umpqua Holdings Corp.	989,417
64,614	Valley National Bancorp	640,325
29,099	Webster Financial Corp.	917,782
8,469	Westamerica Bancorp	442,759

		25,468,682

Biotechnology (0.5%):
24,252	Cubist Pharmaceuticals, Inc.*	1,693,275
14,206	United Therapeutics Corp.*	1,257,089

		2,950,364

Building Products (0.9%):
24,499	A.O. Smith Corp.	1,214,660
53,472	Fortune Brands Home & Security, Inc.	2,135,138
14,564	Lennox International, Inc.	1,304,497

		4,654,295

Shares		Fair Value
Common Stocks, continued
Capital Markets (1.5%):
38,860	Eaton Vance Corp.	$1,468,519
30,477	Federated Investors, Inc., Class B	942,349
48,333	Janus Capital Group, Inc.	603,196
39,978	Raymond James Financial, Inc.	2,028,084
45,749	SEI Investments Co.	1,499,195
27,448	Waddell & Reed Financial, Inc., Class A	1,717,970

		8,259,313

Chemicals (3.1%):
25,617	Albemarle Corp.	1,831,616
23,338	Ashland, Inc.	2,537,773
19,318	Cabot Corp.	1,120,251
11,550	Cytec Industries, Inc.	1,217,601
11,113	Minerals Technologies, Inc.	728,791
3,562	NewMarket Corp.	1,396,696
25,433	Olin Corp.	684,656
30,298	PolyOne Corp.	1,276,758
13,575	Rayonier Advanced Materials, Inc.*	526,044
42,910	RPM International, Inc.	1,981,584
14,006	Scotts Miracle-Gro Co. (The)	796,381
15,921	Sensient Technologies Corp.	887,118
24,999	Valspar Corp. (The)	1,904,674

		16,889,943

Commercial Services & Supplies (2.0%):
34,157	Civeo Corp.*	854,950
17,813	Clean Harbors, Inc.*	1,144,485
36,134	Copart, Inc.*	1,299,379
37,483	Corrections Corp. of America	1,231,317
16,112	Deluxe Corp.	943,841
19,096	Herman Miller, Inc.	577,463
14,539	HNI Corp.	568,620
10,233	MSA Safety, Inc.	588,193
64,301	R.R. Donnelley & Sons Co.	1,090,545
20,709	Rollins, Inc.	621,270
39,916	Waste Connections, Inc.	1,937,921

		10,857,984

Communications Equipment (1.2%):
18,161	ADTRAN, Inc.	409,712
38,406	Arris Group, Inc.*	1,249,346
33,845	Ciena Corp.*	733,083
13,041	InterDigital, Inc.	623,360
75,623	JDS Uniphase Corp.*	943,019
13,696	Plantronics, Inc.	658,093
44,535	Polycom, Inc.*	558,024
51,719	Riverbed Technology, Inc.*	1,066,963

		6,241,600

Construction & Engineering (0.7%):
31,974	Aecom Technology Corp.*	1,029,563
11,729	Granite Construction, Inc.	422,009
47,380	KBR, Inc.	1,130,013
22,222	URS Corp.	1,018,879

		3,600,464

Continued

2

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.6%):
16,119	Eagle Materials, Inc.	$1,519,699
14,891	Martin Marietta Materials, Inc.	1,966,357

		3,486,056

Consumer Finance (0.2%):
136,091	SLM Corp.	1,130,916

Containers & Packaging (1.6%):
21,082	AptarGroup, Inc.	1,412,705
9,837	Greif, Inc., Class A	536,707
31,660	Packaging Corp. of America	2,263,373
23,111	Rock-Tenn Co., Class A	2,440,290
14,133	Silgan Holdings, Inc.	718,239
32,845	Sonoco Products Co.	1,442,881

		8,814,195

Distributors (0.5%):
97,199	LKQ Corp.*	2,594,241

Diversified Consumer Services (0.8%):
31,949	Apollo Group, Inc., Class A*	998,406
18,414	DeVry, Inc.	779,649
68,777	Service Corp. International	1,425,060
22,191	Sotheby’s	931,800

		4,134,915

Diversified Financial Services (0.6%):
27,677	CBOE Holdings, Inc.	1,361,985
37,585	MSCI, Inc., Class A*	1,723,272

		3,085,257

Diversified Telecommunication Services (0.3%):
44,398	TW Telecom, Inc.*	1,789,683

Electric Utilities (1.7%):
19,419	Cleco Corp.	1,144,750
49,520	Great Plains Energy, Inc.	1,330,602
32,699	Hawaiian Electric Industries, Inc.^	827,939
16,208	IDACORP, Inc.	937,309
64,124	OGE Energy Corp.	2,505,965
25,670	PNM Resources, Inc.	752,901
41,514	Westar Energy, Inc.	1,585,420

		9,084,886

Electrical Equipment (1.2%):
13,915	Acuity Brands, Inc.	1,923,749
14,140	Belden CDT, Inc.	1,105,182
17,341	Hubbell, Inc., Class B	2,135,544
14,537	Regal-Beloit Corp.	1,142,027

		6,306,502

Electronic Equipment, Instruments & Components (2.5%):
32,072	Arrow Electronics, Inc.*	1,937,470
44,569	Avnet, Inc.	1,974,852
13,612	FEI Co.	1,235,017
49,989	Ingram Micro, Inc., Class A*	1,460,179
12,678	Itron, Inc.*	514,093
27,398	Knowles Corp.*	842,215
31,696	National Instruments Corp.	1,026,633
12,322	Tech Data Corp.*	770,371

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
83,997	Trimble Navigation, Ltd.*	$3,103,689
43,720	Vishay Intertechnology, Inc.	677,223

		13,541,742

Energy Equipment & Services (2.8%):
18,640	Atwood Oceanics, Inc.*	978,227
6,402	CARBO Ceramics, Inc.	986,676
24,630	Dresser-Rand Group, Inc.*	1,569,670
13,103	Dril-Quip, Inc.*	1,431,372
31,579	Helix Energy Solutions Group, Inc.*	830,843
34,776	Oceaneering International, Inc.	2,717,049
17,078	Oil States International, Inc.*	1,094,529
46,537	Patterson-UTI Energy, Inc.	1,626,003
50,408	Superior Energy Services, Inc.	1,821,745
15,964	Tidewater, Inc.	896,379
14,215	Unit Corp.*	978,418

		14,930,911

Food & Staples Retailing (0.3%):
63,762	Supervalu, Inc.*	524,124
15,987	United Natural Foods, Inc.*	1,040,753

		1,564,877

Food Products (2.0%):
30,089	Dean Foods Co.	529,266
56,618	Flowers Foods, Inc.	1,193,507
16,141	Hain Celestial Group, Inc.*	1,432,352
39,505	Hillshire Brands Co.	2,461,162
24,019	Ingredion, Inc.	1,802,386
6,257	Lancaster Colony Corp.	595,416
14,165	Post Holdings, Inc.*	721,140
6,635	Tootsie Roll Industries, Inc.	195,334
55,996	WhiteWave Foods Co., Class A*	1,812,591

		10,743,154

Gas Utilities (1.6%):
32,265	Atmos Energy Corp.	1,722,951
27,053	National Fuel Gas Co.	2,118,249
16,753	One Gas, Inc.	632,426
56,237	Questar Corp.+	1,394,678
37,061	UGI Corp.	1,871,580
16,727	WGL Holdings, Inc.	720,934

		8,460,818

Health Care Equipment & Supplies (2.9%):
23,141	Align Technology, Inc.*	1,296,822
15,437	Cooper Cos., Inc. (The)	2,092,177
18,419	Hill-Rom Holdings, Inc.	764,573
88,978	Hologic, Inc.*	2,255,592
16,515	IDEXX Laboratories, Inc.*	2,205,909
45,172	ResMed, Inc.^	2,287,058
17,827	Sirona Dental Systems, Inc.*	1,470,014
19,036	STERIS Corp.	1,018,045
13,324	Teleflex, Inc.	1,407,014
18,336	Thoratec Corp.*	639,193

		15,436,397

Continued

3

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (3.2%):
37,121	Community Health Systems, Inc.*	$1,684,180
25,838	Health Net, Inc.*	1,073,311
27,485	Henry Schein, Inc.*	3,261,645
28,262	HMS Holdings Corp.*	576,827
14,331	LifePoint Hospitals, Inc.*	889,955
31,992	MEDNAX, Inc. *	1,860,335
31,876	Omnicare, Inc.	2,121,985
20,333	Owens & Minor, Inc.	690,915
28,945	Universal Health Services, Inc., Class B	2,771,773
28,448	VCA Antech, Inc.*	998,240
14,072	WellCare Health Plans, Inc.*	1,050,616

		16,979,782

Health Care Technology (0.2%):
51,475	Allscripts Healthcare Solutions, Inc.*	826,174

Hotels, Restaurants & Leisure (1.5%):
12,655	Bally Technologies, Inc.*	831,687
20,908	Brinker International, Inc.	1,017,174
14,791	Cheesecake Factory, Inc. (The)	686,598
17,910	Domino’s Pizza, Inc.	1,309,042
79,570	International Game Technology	1,265,959
8,990	International Speedway Corp., Class A	299,187
12,104	Life Time Fitness, Inc.*	589,949
8,400	Panera Bread Co., Class A*	1,258,572
85,114	Wendy’s Co. (The)	726,022

		7,984,190

Household Durables (1.7%):
38,640	Jarden Corp.*	2,293,283
29,008	KB Home^	541,869
12,602	M.D.C. Holdings, Inc.	381,715
1,309	NVR, Inc.*	1,506,135
19,585	Tempur-Pedic International, Inc.*	1,169,225
51,525	Toll Brothers, Inc.*	1,901,273
16,251	Tupperware Brands Corp.	1,360,209

		9,153,709

Household Products (1.0%):
43,749	Church & Dwight Co., Inc.	3,060,242
19,860	Energizer Holdings, Inc.	2,423,516

		5,483,758

Industrial Conglomerates (0.3%):
20,639	Carlisle Cos., Inc.	1,787,750

Insurance (4.6%):
5,300	Alleghany Corp.*	2,322,036
23,067	American Financial Group, Inc.	1,373,871
50,586	Arthur J. Gallagher & Co.	2,357,307
21,079	Aspen Insurance Holdings, Ltd.	957,408
38,267	Brown & Brown, Inc.	1,175,180
14,848	Everest Re Group, Ltd.	2,382,956
34,419	First American Financial Corp.	956,504
14,195	Hanover Insurance Group, Inc. (The)	896,414
32,175	HCC Insurance Holdings, Inc.	1,574,645
16,388	Kemper Corp.	604,062
9,257	Mercury General Corp.	435,449
78,046	Old Republic International Corp.	1,290,881
17,516	Primerica, Inc.	838,141

Shares		Fair Value
Common Stocks, continued
Insurance, continued
25,392	Protective Life Corp.	$1,760,427
22,236	Reinsurance Group of America, Inc.	1,754,420
13,052	RenaissanceRe Holdings, Ltd.	1,396,564
14,092	StanCorp Financial Group, Inc.	901,888
33,287	W.R. Berkley Corp.	1,541,521

		24,519,674

Internet & Catalog Retail (0.1%):
10,807	HSN, Inc.	640,207

Internet Software & Services (1.1%):
25,754	AOL, Inc.*	1,024,752
20,273	Conversant, Inc.*^	514,934
16,042	Equinix, Inc.*	3,370,264
37,523	Rackspace Hosting, Inc.*	1,263,024

		6,172,974

IT Services (2.7%):
24,810	Acxiom Corp.*	538,129
38,863	Broadridge Financial Solutions, Inc.	1,618,255
32,703	Convergys Corp.	701,152
29,591	CoreLogic, Inc.*	898,383
11,253	DST Systems, Inc.	1,037,189
29,043	Gartner, Inc.*	2,048,112
23,129	Global Payments, Inc.	1,684,948
27,217	Jack Henry & Associates, Inc.	1,617,506
20,484	Leidos Holdings, Inc.	785,357
17,152	NeuStar, Inc., Class A*^	446,295
13,130	Science Applications International Corp.	579,821
35,985	VeriFone Systems, Inc.*	1,322,449
12,473	Wex, Inc.*	1,309,291

		14,586,887

Leisure Products (0.7%):
29,867	Brunswick Corp.	1,258,297
21,216	Polaris Industries, Inc.	2,763,172

		4,021,469

Life Sciences Tools & Services (1.2%):
6,501	Bio-Rad Laboratories, Inc., Class A*	778,235
15,585	Charles River Laboratories International, Inc.*	834,109
18,491	Covance, Inc.*	1,582,460
9,406	Mettler-Toledo International, Inc.*	2,381,411
10,727	Techne Corp.	992,998

		6,569,213

Machinery (5.4%):
28,133	AGCO Corp.	1,581,637
16,243	CLARCOR, Inc.	1,004,630
15,921	Crane Co.	1,183,886
42,335	Donaldson Co., Inc.	1,791,617
19,512	Graco, Inc.	1,523,497
26,021	Harsco Corp.	692,939
25,951	IDEX Corp.	2,095,284
29,536	ITT Corp.	1,420,682
25,307	Kennametal, Inc.	1,171,208
25,888	Lincoln Electric Holdings, Inc.	1,809,053
19,263	Nordson Corp.	1,544,700

Continued

4

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
27,357	Oshkosh Corp.	$1,519,134
14,104	SPX Corp.	1,526,194
35,505	Terex Corp.	1,459,256
24,673	Timken Co.	1,673,816
49,794	Trinity Industries, Inc.	2,176,994
8,659	Valmont Industries, Inc.^	1,315,735
31,056	Wabtec Corp.	2,564,914
18,995	Woodward, Inc.	953,169

		29,008,345

Marine (0.5%):
13,823	Alexander & Baldwin, Inc.	572,963
18,350	Kirby Corp.*	2,149,519

		2,722,482

Media (1.5%):
19,025	AMC Networks, Inc., Class A*	1,169,847
33,541	Cinemark Holdings, Inc.	1,186,009
23,191	DreamWorks Animation SKG, Inc., Class A*	539,423
15,088	John Wiley & Sons, Inc., Class A	914,182
21,148	Lamar Advertising Co.	1,120,844
45,810	Live Nation, Inc.*	1,131,049
11,908	Meredith Corp.	575,871
40,685	New York Times Co. (The), Class A	618,819
35,955	Time, Inc.*	870,830

		8,126,874

Metals & Mining (1.7%):
17,103	Carpenter Technology Corp.	1,081,765
49,367	Cliffs Natural Resources, Inc.^	742,973
37,947	Commercial Metals Co.	656,863
10,803	Compass Minerals International, Inc.	1,034,279
25,027	Reliance Steel & Aluminum Co.	1,844,740
20,911	Royal Gold, Inc.	1,591,745
71,950	Steel Dynamics, Inc.	1,291,503
16,754	Worthington Industries, Inc.	721,092

		8,964,960

Multiline Retail (0.3%):
17,857	Big Lots, Inc.*	816,065
94,930	J.C. Penney Co., Inc.*^	859,116

		1,675,181

Multi-Utilities (1.2%):
35,724	Alliant Energy Corp.	2,174,163
14,380	Black Hills Corp.	882,788
61,701	MDU Resources Group, Inc.	2,165,705
26,566	Vectren Corp.	1,129,055

		6,351,711

Oil, Gas & Consumable Fuels (2.3%):
16,028	Bill Barrett Corp.*	429,230
23,437	Energen Corp.	2,083,081
27,511	Gulfport Energy Corp.*	1,727,691
63,971	HollyFrontier Corp.	2,794,892
19,792	Rosetta Resources, Inc.*	1,085,591
21,596	SM Energy Co.	1,816,224
23,187	World Fuel Services Corp.	1,141,496
65,108	WPX Energy, Inc.*	1,556,732

		12,634,937

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.3%):
20,933	Domtar Corp.	$896,979
45,485	Louisiana-Pacific Corp.*	683,185

		1,580,164

Pharmaceuticals (1.3%):
45,104	Endo International plc*	3,158,182
16,649	Mallinckrodt plc*	1,332,253
2,185	Mallinckrodt plc*	174,844
20,418	Salix Pharmaceuticals, Ltd.*	2,518,560

		7,183,839

Professional Services (1.0%):
10,892	Corporate Executive Board Co. (The)	743,052
13,173	FTI Consulting, Inc.*	498,203
25,640	Manpower, Inc.	2,175,554
20,592	Towers Watson & Co., Class A	2,146,304

		5,563,113

Real Estate Investment Trusts (REITs) (8.5%):
23,074	Alexandria Real Estate Equities, Inc.	1,791,465
33,791	American Campus Communities, Inc.	1,292,168
62,005	BioMed Realty Trust, Inc.	1,353,569
27,555	Camden Property Trust	1,960,538
28,230	Corporate Office Properties Trust	785,076
106,108	Duke Realty Corp.	1,926,921
20,419	Equity One, Inc.	481,684
35,471	Extra Space Storage, Inc.	1,888,831
21,661	Federal Realty Investment Trust	2,619,248
29,030	Highwoods Properties, Inc.	1,217,809
18,404	Home Properties, Inc.	1,177,120
48,200	Hospitality Properties Trust	1,465,280
26,479	Kilroy Realty Corp.	1,649,112
33,747	LaSalle Hotel Properties	1,190,932
47,565	Liberty Property Trust	1,804,140
28,577	Mack-Cali Realty Corp.	613,834
24,157	Mid-America Apartment Communities, Inc.	1,764,669
39,677	National Retail Properties, Inc.	1,475,588
40,595	OMEGA Healthcare Investors, Inc.^	1,496,332
13,087	Potlatch Corp.	541,802
40,726	Rayonier, Inc.	1,447,809
71,300	Realty Income Corp.^	3,167,146
29,739	Regency Centers Corp.	1,655,868
65,577	Senior Housing Properties Trust	1,592,865
30,526	SL Green Realty Corp.	3,339,851
20,364	Taubman Centers, Inc.	1,543,795
80,964	UDR, Inc.	2,317,999
50,000	Washington Prime Group, Inc.*	937,000
36,204	Weingarten Realty Investors	1,188,939

		45,687,390

Real Estate Management & Development (0.3%):
14,352	Jones Lang LaSalle, Inc.	1,813,949

Road & Rail (1.4%):
18,383	Con-way, Inc.	926,687
16,427	Genesee & Wyoming, Inc., Class A*	1,724,835
29,452	J.B. Hunt Transport Services, Inc.	2,172,969
14,470	Landstar System, Inc.	926,080

Continued

5

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
22,479	Old Dominion Freight Line, Inc.*	$1,431,463
14,644	Werner Enterprises, Inc.	388,212

		7,570,246

Semiconductors & Semiconductor Equipment (2.8%):
208,689	Advanced Micro Devices, Inc.*^	874,407
135,504	Atmel Corp.*	1,269,672
39,268	Cree, Inc.*	1,961,437
46,784	Cypress Semiconductor Corp.^	510,413
40,265	Fairchild Semiconductor International, Inc.*	628,134
43,732	Integrated Device Technology, Inc.*	676,097
22,971	International Rectifier Corp.*	640,891
41,506	Intersil Corp., Class A	620,515
92,193	RF Micro Devices, Inc.*	884,131
21,657	Semtech Corp.*	566,331
12,885	Silicon Laboratories, Inc.*	634,586
61,046	Skyworks Solutions, Inc.	2,866,720
79,257	SunEdison, Inc.*	1,791,208
62,573	Teradyne, Inc.	1,226,431

		15,150,973

Software (4.1%):
12,208	ACI Worldwide, Inc.*	681,573
13,114	Advent Software, Inc.	427,123
29,839	Ansys, Inc.*	2,262,393
93,241	Cadence Design Systems, Inc.*	1,630,785
14,278	CommVault Systems, Inc.*	702,049
70,797	Compuware Corp.	707,262
15,389	Concur Technologies, Inc.*	1,436,409
12,675	FactSet Research Systems, Inc.^	1,524,549
11,032	Fair Isaac Corp.	703,400
44,127	Fortinet, Inc.*	1,108,912
35,364	Informatica Corp.*	1,260,727
31,169	Mentor Graphics Corp.	672,315
24,084	Micros Systems, Inc.*	1,635,304
38,205	PTC, Inc.*	1,482,354
30,493	Rovi Corp.*	730,612
21,134	Solarwinds, Inc.*	817,040
22,146	Solera Holdings, Inc.	1,487,104
49,829	Synopsys, Inc.*	1,934,362
49,279	TIBCO Software, Inc.*	993,957

		22,198,230

Specialty Retail (3.9%):
23,275	Aaron’s, Inc.	829,521
23,451	Abercrombie & Fitch Co., Class A	1,014,256
23,490	Advance Auto Parts, Inc.	3,169,271
55,142	American Eagle Outfitters, Inc.	618,693
15,094	Ann, Inc.*	620,967
41,679	Ascena Retail Group, Inc.*	712,711
15,102	Cabela’s, Inc., Class A*	942,365
49,328	Chico’s FAS, Inc.	836,603
24,366	CST Brands, Inc.	840,627
31,977	Dick’s Sporting Goods, Inc.	1,488,849
46,938	Foot Locker, Inc.	2,380,695
19,240	Guess?, Inc.	519,480

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
14,315	Murphy USA, Inc.*	$699,860
156,788	Office Depot, Inc.*	892,124
17,024	Rent-A-Center, Inc.	488,248
25,824	Signet Jewelers, Ltd.	2,855,876
28,192	Williams-Sonoma, Inc.	2,023,622

		20,933,768

Technology Hardware, Storage & Peripherals (1.3%):
32,921	3D Systems Corp.*^	1,968,676
20,814	Diebold, Inc.	836,098
20,061	Lexmark International, Inc., Class A	966,138
54,071	NCR Corp.*	1,897,351
16,262	Zebra Technologies Corp., Class A*	1,338,688

		7,006,951

Textiles, Apparel & Luxury Goods (1.3%):
17,295	Carter’s, Inc.	1,192,144
11,156	Deckers Outdoor Corp.*	963,097
32,063	Hanesbrands, Inc.	3,156,283
40,757	Kate Spade & Co.*	1,554,472

		6,865,996

Thrifts & Mortgage Finance (0.6%):
27,264	Astoria Financial Corp.	366,701
142,540	New York Community Bancorp, Inc.	2,277,789
32,618	Washington Federal, Inc.	731,622

		3,376,112

Tobacco (0.1%):
7,230	Universal Corp.	400,181

Trading Companies & Distributors (1.5%):
14,833	GATX Corp.	992,921
15,255	MSC Industrial Direct Co., Inc., Class A	1,458,988
34,560	NOW, Inc.*	1,251,418
31,311	United Rentals, Inc.*	3,279,201
8,788	Watsco, Inc.	903,055

		7,885,583

Water Utilities (0.3%):
57,028	Aqua America, Inc.	1,495,274

Wireless Telecommunication Services (0.2%):
31,888	Telephone & Data Systems, Inc.	832,596

Total Common Stocks (Cost $369,335,585)		522,083,070

Securities Held as Collateral for Securities on Loan (2.3%):
$12,125,769	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	12,125,769

Total Securities Held as Collateral for Securities on Loan (Cost $12,125,769)		12,125,769

Unaffiliated Investment Company (1.9%):
10,329,982	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	10,329,982

Total Unaffiliated Investment Company (Cost $10,329,982)		10,329,982

Total Investment Securities (Cost $391,791,336)(c) — 101.2%		544,538,821
Net other assets (liabilities) — (1.2)%		(6,563,546)

Net Assets — 100.0%		$537,975,275

Continued

6

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2014.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $11,829,548.

+	Affiliated Securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(b)	The rate represents the effective yield at June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $607,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-Mini September Futures	Long	9/19/14	113	$16,151,090	$197,005

See accompanying notes to the financial statements.

7

AZL Mid Cap Index Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$390,733,162
Investments in affiliates, at cost	1,058,174

Total Investment securities, at cost	$391,791,336

Investments in non-affiliates, at value*	$543,144,143
Investments in affiliates, at value	1,394,678

Total Investment securities, at value	544,538,821
Cash	3,883
Segregated cash for collateral	607,000
Interest and dividends receivable	446,736
Receivable for investments sold	7,303,946
Receivable for variation margin on futures contracts	52,781
Prepaid expenses	2,206

Total Assets	552,955,373

Liabilities:
Payable for investments purchased	2,296,234
Payable for capital shares redeemed	222,462
Payable for collateral received on loaned securities	12,125,769
Manager fees payable	108,866
Administration fees payable	16,783
Distribution fees payable	108,865
Custodian fees payable	6,981
Administrative and compliance services fees payable	1,376
Trustee fees payable	3,091
Other accrued liabilities	89,671

Total Liabilities	14,980,098

Net Assets	$537,975,275

Net Assets Consist of:
Capital	$347,092,615
Accumulated net investment income/(loss)	5,761,588
Accumulated net realized gains/(losses) from investment transactions	32,176,582
Net unrealized appreciation/(depreciation) on investments	152,944,490

Net Assets	$537,975,275

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,369,182
Net Asset Value (offering and redemption price per share)	$24.05

*	Includes securities on loan of $11,829,548.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$3,586,063
Dividends from affiliates	19,073
Income from securities lending	121,799

Total Investment Income	3,726,935

Expenses:
Manager fees	630,331
Administration fees	70,494
Distribution fees	630,331
Custodian fees	11,220
Administrative and compliance services fees	4,265
Trustee fees	13,282
Professional fees	12,744
Shareholder reports	8,105
Other expenses	58,113

Total expenses	1,438,885

Net Investment Income/(Loss)	2,288,050

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	13,504,627
Net realized gains/(losses) on futures contracts	1,538,659
Change in net unrealized appreciation/depreciation on investments	19,023,312

Net Realized/Unrealized Gains/(Losses) on Investments	34,066,598

Change in Net Assets Resulting From Operations	$36,354,648

See accompanying notes to the financial statements.

8

Statements of Changes in Net Assets

	AZL Mid Cap Index Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,288,050	$3,489,829
Net realized gains/(losses) on investment transactions	15,043,286	18,046,913
Change in unrealized appreciation/depreciation on investments	19,023,312	89,611,391

Change in net assets resulting from operations	36,354,648	111,148,133

Dividends to Shareholders:
From net investment income	—	(2,749,544)
From net realized gains	—	(6,424,726)

Change in net assets resulting from dividends to shareholders	—	(9,174,270)

Capital Transactions:
Proceeds from shares issued	29,625,621	95,250,096
Proceeds from dividends reinvested	—	9,174,270
Value of shares redeemed	(20,998,643)	(25,383,256)

Change in net assets resulting from capital transactions	8,626,978	79,041,110

Change in net assets	44,981,626	181,014,973
Net Assets:
Beginning of period	492,993,649	311,978,676
End of period	$537,975,275	$492,993,649

Accumulated net investment income/(loss)	$5,761,588	$3,473,538

Share Transactions:
Shares issued	1,312,828	4,734,634
Dividends reinvested	—	448,839
Shares redeemed	(919,787)	(1,276,597)

Change in shares	393,041	3,906,876

See accompanying notes to the financial statements.

9

AZL Mid Cap Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	May 1, 2009 to December 31, 2009 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$22.43		$17.27	$15.10	$16.17	$13.09	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.10		0.14	0.14	0.07	0.05	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	1.52		5.47	2.45	(0.47)	3.16	3.03

Total from Investment Activities	1.62		5.61	2.59	(0.40)	3.21	3.09

Dividends to Shareholders From:
Net Investment Income	—		(0.14)	(0.07)	(0.06)	(0.04)	—
Net Realized Gains	—		(0.31)	(0.35)	(0.61)	(0.09)	—

Total Dividends	—		(0.45)	(0.42)	(0.67)	(0.13)	—

Net Asset Value, End of Period	$24.05		$22.43	$17.27	$15.10	$16.17	$13.09

Total Return(b)	7.22	%(c)	32.71%	17.22%	(2.32)%	24.67%	30.90	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$537,975		$492,994	$311,979	$209,586	$154,995	$65,210
Net Investment Income/(Loss)(d)	0.91%		0.86%	1.04%	0.66%	0.71%	1.12%
Expenses Before Reductions(d)(e)	0.57%		0.58%	0.60%	0.63%	0.61%	0.66%
Expenses Net of Reductions(d)	0.57%		0.58%	0.60%	0.61%	0.60%	0.60%
Portfolio Turnover Rate	8	%(c)	12%	9%	15%	34%	27	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

10

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $11.4 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $12,116 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2014, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $16.2 million as of June 30, 2014. The monthly average notional amount for these contracts was $17.9 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$197,005	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

12

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$1,538,659	$(259,428)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Mid Cap Index Fund	0.25%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $2,932 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

13

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$522,083,070	$—	$522,083,070
Securities Held as Collateral for Securities on Loan	—	12,125,769	12,125,769
Unaffiliated Investment Company	10,329,982	—	10,329,982

Total Investment Securities	$532,413,052	$12,125,769	$544,538,821

Other Financial Instruments:*
Futures Contracts	197,005	—	197,005

Total Investments	$532,610,057	$12,125,769	$544,735,826

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Mid Cap Index Fund	$49,674,083	$38,267,646

14

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $392,623,735. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$157,983,343
Unrealized depreciation	(6,068,257)

Net unrealized appreciation depreciation	$151,915,086

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Mid Cap Index Fund	$4,058,929	$5,115,341	$9,174,270

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Mid Cap Index Fund	$6,675,896	$15,432,826	$—	$132,419,290	$154,528,012

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

15

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Money Market Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Money Market Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Money Market Fund	$1,000.00	$1,000.00	$0.99	0.20%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Money Market Fund	$1,000.00	$1,023.80	$1.00	0.20%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Certificates of Deposit	44.6%
Commercial Paper	40.2
Municipal Bond	9.6
Treasury Obligations	3.4
Corporate Bond	1.1
Yankee Dollar	1.1

Total Investment Securities	100.0
Net other assets (liabilities)	— ^

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL Money Market Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Certificates of Deposit (44.6%):
Banks (42.3%)
$11,000,000	Bank of Montreal Chicago, 0.22%, 9/5/14(a)	$11,000,000
7,000,000	Bank of Montreal Chicago, 0.23%, 4/9/15(a)	7,000,000
8,500,000	Bank of Nova Scotia, 0.22%, 12/1/14(a)	8,500,000
8,000,000	Bank of Nova Scotia, 0.23%, 6/24/15(a)	8,000,000
5,000,000	Bank of Nova Scotia, 0.38%, 10/6/14(a)	5,001,714
16,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.24%, 11/13/14	16,000,000
7,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.25%, 8/19/14	7,000,000
5,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.25%, 8/27/14	4,999,960
7,000,000	BNP Paribas, NY, 0.30%, 8/4/14	7,000,000
6,750,000	Canadian Imperial Bank of Commerce, 0.31%, 8/1/14, Callable 9/2/14 @ 100.00(a)	6,750,000
8,000,000	Canadian Imperial Bank of Commerce, 0.21%, 8/8/14(a)	8,000,000
5,000,000	Canadian Imperial Bank of Commerce, 0.22%, 6/17/15(a)	5,000,000
14,000,000	Citibank NA, 0.23%, 11/7/14	14,000,000
10,000,000	Credit Agricole CIB, NY, 0.25%, 9/4/14	10,000,000
6,000,000	Deutsche Bank, NY, Series yCd1, 0.32%, 8/22/14(a)	6,000,000
8,000,000	HSBC Bank plc, 0.23%, 10/30/14(a)(b)	8,000,000
12,000,000	National Australia Bank, NY, 0.22%, 8/8/14(a)	12,000,146
10,000,000	National Australia Bank, NY, 0.23%, 8/14/14(a)	10,000,000
5,000,000	National Bank of Canada, NY, 0.22%, 12/20/14(a)	5,000,000
8,000,000	National Bank of Canada, NY, 0.26%, 12/24/14(a)	8,000,000
10,000,000	Natixis, NY, 0.27%, 9/8/14(a)	9,999,812
15,500,000	Norinchukin Bank, NY, 0.10%, 7/2/14	15,500,000
7,000,000	Rabobank Nederland NV, NY, 0.35%, 1/12/15	7,000,000
14,000,000	Rabobank Nederland NV, NY, 0.27%, 9/16/14(a)	14,000,000
8,000,000	Rabobank Nederland NV, NY, 0.27%, 5/6/15(a)	8,000,000
5,000,000	Royal Bank of Canada, NY, 0.27%, 12/5/14(a)	5,000,000
5,500,000	Royal Bank of Canada, NY, 0.29%, 10/10/14(a)	5,500,000
8,000,000	Skandinav Enskilda Bank, NY, 0.25%, 10/20/14	8,000,000
5,000,000	Societe Generale, NY, 0.33%, 9/19/14, Callable 9/14/14 @ 100.00(a)	5,000,000
13,000,000	Sumitomo Mitsui Bank, NY, 0.25%, 10/2/14	13,000,000
4,500,000	Sumitomo Mitsui Bank, NY, 0.25%, 12/3/14	4,500,000
6,100,000	Svenska Handelsbanken AB, 0.28%, 8/15/14(a)	6,100,000
5,000,000	Toronto Dominion Bank, NY, 0.24%, 9/4/14	5,000,000
9,000,000	Toronto Dominion Bank, NY, 0.25%, 8/12/14	9,000,000
5,000,000	Toronto Dominion Bank, NY, 0.22%, 7/24/14(a)	5,000,000
11,000,000	Westpac Banking Corp., NY, 0.22%, 10/8/14(a)	11,000,000
8,000,000	Westpac Banking Corp., NY, 0.26%, 7/18/14(a)	8,000,000

		306,851,632

Diversified Financial Services (2.3%)
1,000,000	Credit Industriel Et Commercial, NY, 0.32%, 11/17/14	1,000,000
2,000,000	Credit Industriel Et Commercial, NY, 0.32%, 11/3/14	2,000,000

Principal Amount		Fair Value
Certificates of Deposit, continued
Diversified Financial Services, continued
$4,000,000	Credit Industriel Et Commercial, NY, 0.32%, 10/14/14	$4,000,000
10,000,000	Credit Suisse, NY, 0.30%, 11/14/14	10,000,000

		17,000,000

Total Certificates of Deposit (Cost $323,851,632)		323,851,632

Commercial Paper (40.2%):
Banks (8.8%)
10,000,000	Commonwealth Bank of Australia, 0.24%, 5/18/15(a)(b)	10,000,000
7,000,000	Commonwealth Bank of Australia, 0.23%, 5/15/15(a)(b)	7,000,000
10,000,000	HSBC Bank plc, 0.24%, 10/22/14(a)(b)	10,000,000
12,000,000	ING (US) Funding LLC, 0.25%, 9/2/14(c)	11,994,750
1,000,000	Nederlandse Waterschapsbank NV, 0.27%, 7/28/14(a)(b)	1,000,015
1,000,000	Nederlandse Waterschapsbank NV, 0.26%, 7/30/14(a)(b)	1,000,016
10,000,000	Skandinaviska Enskilda Banken AB, 0.25%, 9/26/14(b)(c)	9,993,958
3,000,000	Sumitomo Mitsui Bank, NY, 0.07%, 7/7/14(b)(c)	2,999,965
10,000,000	Westpac Banking Corp., NY, 0.24%, 4/17/15(a)(b)	10,000,000

		63,988,704

Diversified Financial Services (31.4%)
8,000,000	Antalis US Funding Corp., 0.25%, 9/19/14(b)(c)	7,995,556
8,000,000	Antalis US Funding Corp., 0.23%, 8/8/14(b)(c)	7,998,058
5,000,000	Bedford Row Funding Corp., 0.24%, 1/26/15(a)(b)	5,000,000
10,000,000	Bedford Row Funding Corp., 0.28%, 1/28/15(b)(c)	9,983,589
5,000,000	Charta LLC, 0.24%, 11/19/14(b)(c)	4,995,300
12,000,000	Charta LLC, 0.23%, 11/10/14(b)(c)	11,989,880
8,000,000	Collateralized CP Co. LLC, 0.25%, 9/25/14(c)	7,995,222
10,000,000	Collateralized CP Co. LLC, 0.28%, 9/24/14(c)	9,993,389
7,000,000	Collateralized CP Co. LLC, 0.30%, 8/12/14(c)	6,997,550
14,000,000	Gemini Securitization Corp. LLC, Class B, 0.12%, 7/7/14(b)(c)	13,999,720
15,000,000	Gemini Securitization Corp. LLC, Class B, 0.11%, 7/1/14(b)(c)	15,000,000
10,000,000	Kells Funding LLC, 0.23%, 2/13/15(a)(b)	10,000,351
12,000,000	Kells Funding LLC, 0.23%, 12/9/14(a)(b)	11,999,298
10,000,000	Kells Funding LLC, 0.23%, 10/15/14(a)(b)	9,999,705
25,000,000	LMA Americas LLC, 0.10%, 7/1/14(b)(c)	25,000,000
15,000,000	Matchpoint Master Trust, Series A, 0.12%, 7/7/14(b)(c)	14,999,700
5,029,000	Matchpoint Master Trust, Series A, 0.09%, 7/1/14(b)(c)	5,029,000
13,433,000	Natixis US Finance Co., 0.05%, 7/1/14(c)	13,433,000
10,000,000	Old Line Funding LLC, 0.22%, 8/13/14(b)(c)	9,997,372
26,000,000	Starbird Funding Corp., 0.12%, 7/1/14(b)(c)	26,000,000

		228,406,690

Total Commercial Paper (Cost $292,395,394)		292,395,394

Continued

2

AZL Money Market Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bond (1.1%):
Hotels, Restaurants & Leisure (1.1%)
$8,000,000	Jets Stadium Development LLC, Series A-4C, 0.12%, 4/1/47, Callable 9/4/14 @ 100.00(a)	$8,000,000

Total Corporate Bond (Cost $8,000,000)		8,000,000

Municipal Bonds (9.6%):
California (5.0%):
16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.03%, 10/1/40, LOC: JPMorgan Chase Bank(a)	16,500,000
1,900,000	California Housing Finance Agency Revenue, Series E-1, 0.04%, 2/1/23, LOC: Freddie Mac, Fannie Mae, AMT(a)	1,900,000
8,500,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.07%, 4/15/42, LIQ FAC: Fannie Mae, AMT(a)	8,500,000
9,500,000	San Francisco City & County Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.06%, 6/15/35, LIQ FAC: Fannie Mae(a)	9,500,000

		36,400,000

New York (3.1%):
15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.04%, 3/15/36, LIQ FAC: Fannie Mae(a)	15,000,000
7,900,000	New York State Dormitory Authority Revenue State Supported Debt, Series D, 0.05%, 7/1/31, LOC: Toronto Dominion Bank(a)	7,900,000

		22,900,000

Principal Amount		Fair Value
Municipal Bonds continued
Pennsylvania (1.5%):
$10,900,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83C, 0.08%, 10/1/35, SPA: Bank of Tokyo-Mitsubishi UFJ, AMT(a)	$10,900,000

Total Municipal Bonds (Cost $70,200,000)		70,200,000

U.S. Treasury Obligation (3.4%):
U.S. Treasury Note (3.4%)
25,000,000	0.25%, 10/31/14	25,016,075

Total U.S. Treasury Obligation (Cost $25,016,075)		25,016,075

Yankee Dollar (1.1%):
Banks (1.1%)
8,000,000	Nederlandse Waterschapsbank NV, 0.28%, 10/27/14(a)	8,001,339

Total Yankee Dollar (Cost $8,001,339)		8,001,339

Total Investment Securities (Cost $727,464,440)(d) — 100.0%		727,464,440
Net other assets (liabilities) — 0.0%		101,663

Net Assets — 100.0%		$727,566,103

Percentages indicated are based on net assets as of June 30, 2014.

AMT—Subject to alternative minimum tax

LIQ FAC—Liquidation facility

LOC—Line of credit

SPA—Securities purchase agreement

(a)	Variable Rate Security. The rate represents the rate in effect at June 30, 2014. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate represents the effective yield at June 30, 2014.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

Continued

3

AZL Money Market Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Australia	9.3%
Canada	14.1%
France	10.6%
Germany	0.8%
Japan	8.8%
Netherlands	4.2%
Sweden	3.3%
Switzerland	1.4%
United Kingdom	2.5%
United States	45.0%

100.0%

See accompanying notes to the financial statements.

4

AZL Money Market Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$727,464,440

Investment securities, at value	$727,464,440
Cash	2,527
Interest receivable	177,782
Receivable from Manager	141,902
Prepaid expenses	4,434

Total Assets	727,791,085

Liabilities:
Administration fees payable	26,738
Distribution fees payable	148,916
Custodian fees payable	11,872
Administrative and compliance services fees payable	2,599
Trustee fees payable	4,284
Other accrued liabilities	30,573

Total Liabilities	224,982

Net Assets	$727,566,103

Net Assets Consist of:
Capital	$727,478,274
Accumulated net realized gains/(losses) from investment transactions	87,829

Net Assets	$727,566,103

Shares of beneficial interest (unlimited number of shares authorized, no par value)	727,478,916
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Interest	$747,183

Total Investment Income	747,183

Expenses:
Manager fees	1,300,687
Administration fees	102,205
Distribution fees	929,064
Custodian fees	13,480
Administrative and compliance services fees	5,840
Trustee fees	18,735
Professional fees	18,921
Shareholder reports	18,626
Other expenses	8,057

Total expenses before reductions	2,415,615
Less expenses voluntarily waived/reimbursed by the Manager	(1,668,432)

Net expenses	747,183

Net Investment Income/(Loss)	—

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	31,365

Net Realized/Unrealized Gains/(Losses) on Investments	31,365

Change in Net Assets Resulting From Operations	$31,365

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Money Market Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net realized gains/(losses) on investment transactions	$31,365	$56,931

Change in net assets resulting from operations	31,365	56,931

Dividends to Shareholders:
From net realized gains	—	(17,239)

Change in net assets resulting from dividends to shareholders	—	(17,239)

Capital Transactions:
Proceeds from shares issued	120,804,680	486,550,509
Proceeds from dividends reinvested	—	17,239
Value of shares redeemed	(199,911,666)	(552,027,334)

Change in net assets resulting from capital transactions	(79,106,986)	(65,459,586)

Change in net assets	(79,075,621)	(65,419,894)
Net Assets:
Beginning of period	806,641,724	872,061,618

End of period	$727,566,103	$806,641,724

Share Transactions:
Shares issued	120,804,680	486,550,510
Dividends reinvested	—	17,239
Shares redeemed	(199,911,666)	(552,027,334)

Change in shares	(79,106,986)	(65,459,585)

See accompanying notes to the financial statements.

6

AZL Money Market Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment Activities:
Net Investment Income/(Loss)	—		—		—		—		—	(a)	—	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Total from Investment Activities	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Dividends to Shareholders From:
Net Investment Income	—		—		—		—		—	(a)	—	(a)
Net Realized Gains	—		—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Total Dividends	—		—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(b)	—	(c)	—		—		—		—		0.22%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$727,566		$806,642		$872,062		$865,626		$861,070		$901,771
Net Investment Income/(Loss)(d)	—		—		—		—		—		0.22%
Expenses Before Reductions(d)(e)	0.65%		0.65%		0.66%		0.66%		0.70%		0.69%
Expenses Net of Reductions(d)(f)	0.20%		0.22%		0.29%		0.28%		0.33%		0.59%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

See accompanying notes to the financial statements.

7

AZL Money Market Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Money Market Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below. Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly from the Fund. The net realized gains, if any, are declared and paid at least annually by the Fund. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors”), BlackRock Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

8

AZL Money Market Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Money Market Fund	0.35%	0.87%

The Manager has voluntarily agreed to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1.	The repayments will not cause the Fund’s net investment income to fall below 0.00%.

2.	The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.

3.	Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%

The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended June 30, 2014 are reflected on the Statement of Operations as “Expenses voluntarily waived/reimbursed by the Manager.”

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2014, the reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2014	Expires 12/31/2015	Expires 12/31/2016	Expires 12/31/2017	Total
AZL Money Market Fund	$3,319,064	$3,224,807	$3,766,211	$1,668,432	$11,978,514

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2014, there were no voluntary waivers in addition to the amounts disclosed above.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $4,577 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

9

AZL Money Market Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value, and are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Certificates of Deposit	$—	$323,851,632	$323,851,632
Commercial Paper	—	292,395,394	292,395,394
Corporate Bond+	—	8,000,000	8,000,000
Municipal Bonds	—	70,200,000	70,200,000
Treasury Note	—	25,016,075	25,016,075
Yankee Dollar+	—	8,001,339	8,001,339

Total Investment Securities	$—	$727,464,440	$727,464,440

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Money Market Fund	$17,239	$—	$17,239

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Money Market Fund	$53,307	$3,157	$—	$—	$56,464

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

6. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Morgan Stanley Global Real Estate Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Morgan Stanley Global Real Estate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$1,110.50	$6.70	1.28%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$1,018.40	$6.41	1.28%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United States	46.1%
Japan	14.8
Hong Kong	10.4
United Kingdom	6.7
Australia	5.9
France	3.1
Singapore	2.5
Canada	2.3
Bermuda	1.6
Germany	1.5
All other countries	4.1

Total Common Stock	99.0
Rights	— ^
Warrant	— ^
Securities Held as Collateral for Securities on Loan	1.1
Money Market	0.4

Total Investment Securities	100.5
Net other assets (liabilities)	(0.5)

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Diversified Real Estate Activities (18.6%):
569,000	CapitaLand, Ltd.	$1,460,684
57,000	City Developments, Ltd.	466,532
174,000	Hang Lung Properties, Ltd.	536,688
113,185	Henderson Land Development Co., Ltd.	662,378
120,303	Kerry Properties, Ltd.	421,075
293,000	Mitsubishi Estate Co., Ltd.	7,250,194
225,000	Mitsui Fudosan Co., Ltd.	7,609,884
244	Mobimo Holding AG, Registered Shares	51,713
1,284,981	New World Development Co., Ltd.	1,464,094
9,200	Nomura Real Estate Holdings, Inc.	174,431
114,000	Sumitomo Realty & Development Co., Ltd.	4,905,917
538,340	Sun Hung Kai Properties, Ltd.	7,385,575
89,000	Tokyo Tatemono Co., Ltd.	825,194
140,340	UOL Group, Ltd.	734,301
350,035	Wharf Holdings, Ltd. (The)	2,521,831

		36,470,491

Diversified REITs (11.1%):
66	Activia Properties, Inc.	580,594
207,308	British Land Co. plc	2,489,931
1,600	Cofinimmo SA	199,290
38,699	Cousins Properties, Inc.	481,803
22,360	Crombie REIT	281,674
24	Daiwa House REIT Investment Corp.	106,141
574,034	Dexus Property Group	600,650
70,990	Duke Realty Corp.	1,289,178
4,865	Fonciere des Regions SA	527,207
2,495	Gecina SA	363,848
286,947	GPT Group	1,039,122
5,065	ICADE	542,726
11	Kenedix Office Investment Corp.	59,863
150,328	Land Securities Group plc	2,662,090
793	Lexington Realty Trust^	8,731
8,100	Liberty Property Trust	307,233
631,144	Mirvac Group	1,062,638
4,331	PS Business Parks, Inc.	361,595
35,360	Shaftesbury plc	396,991
319,734	Stockland Trust Group	1,170,042
294	United Urban Investment Corp.	474,751
61,321	Vornado Realty Trust	6,544,790
3,967	Wereldhave NV	368,819

		21,919,707

Health Care Facilities (0.1%):
25,410	Extendicare, Inc.^	163,382

Health Care REITs (4.0%):
37,806	HCP, Inc.	1,564,412
10,230	Health Care REIT, Inc.	641,114
30,395	Healthcare Realty Trust, Inc.	772,641
92,815	Senior Housing Properties Trust	2,254,476
40,082	Ventas, Inc.	2,569,256

		7,801,899

Hotel & Resort REITs (4.3%):
9,537	Chesapeake Lodging Trust	288,304
349,360	Host Hotels & Resorts, Inc.	7,689,414

Shares		Fair Value
Common Stocks, continued
Hotel & Resort REITs, continued
38,608	Summit Hotel Properties, Inc.	$409,245

		8,386,963

Hotels, Resorts & Cruise Lines (1.9%):
32,650	Hilton Worldwide Holdings, Inc.*	760,745
35,317	Starwood Hotels & Resorts Worldwide, Inc.	2,854,320

		3,615,065

Industrial REITs (3.3%):
163,000	Ascendas Real Estate Investment Trust	300,817
83,942	DCT Industrial Trust, Inc.	689,164
170	GLP J-REIT	190,427
12	Industrial & Infrastructure Fund Investment Corp.	107,476
314,276	Macquarie Goodman Group	1,497,197
204	Nippon Prologis REIT, Inc.	476,021
58,179	ProLogis, Inc.	2,390,575
8,600	Rexford Industrial Realty, Inc.	122,464
51,301	SERGO plc	303,079

		6,077,220

Office REITs (6.4%):
10,920	Alexandria Real Estate Equities, Inc.	847,829
12,946	Alstria Office AG	171,445
312,726	Beni Stabili SpA	286,855
26,977	Boston Properties, Inc.	3,188,142
16,506	Brookfield Canada Office Properties^	426,226
104,000	CapitaCommercial Trust	141,859
111,000	Champion REIT	51,567
17,836	Derwent Valley Holdings plc	816,636
67,729	Great Portland Estates plc	749,044
32,998	Hudson Pacific Properties, Inc.	836,169
276	Japan Real Estate Investment Corp.	1,608,565
74,000	Keppel REIT	75,978
61,158	Mack-Cali Realty Corp.	1,313,674
330	Nippon Building Fund, Inc.	1,929,910
404	ORIX JREIT, Inc.	566,742

		13,010,641

Real Estate Development (1.2%):
2,485,087	BGP Holdings plc*(a)(b)	—
132,000	China Overseas Land & Investment, Ltd.	320,186
643,000	China Resources Land, Ltd.	1,177,827
231,418	Sino Land Co., Ltd.	381,456
41,946	ST Modwen Properties plc	257,916
51,094	Urban & Civic plc*	211,141

		2,348,526

Real Estate Management & Development (0.0%):
132,000	China Overseas Grand Oceans Group, Ltd.	81,776

Real Estate Operating Companies (11.0%):
53,049	Atrium European Real Estate, Ltd.	316,987
21,035	Atrium Ljungberg AB, B Shares	343,304
47,508	BR Malls Participacoes SA	404,323
70,400	BR Properties SA	424,185
3,853	BUWOG-Bauen Und Wohnen Gesellschaft mbH*	74,351
67,292	Capital & Counties Properties plc	375,095
352,373	Capital & Regional plc	278,692
10,451	Castellum AB	185,287

Continued

2

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
28,730	Citycon Oyj	$105,322
17,002	Deutsche Annington Immobilien SE	500,274
8,448	Deutsche Euroshop AG	417,446
32,211	Deutsche Wohnen AG	694,641
9,381	Fabege AB	132,713
35,954	First Capital Realty, Inc.^	627,485
54,976	Forest City Enterprises, Inc., Class A*	1,092,373
7,417	GAGFAH SA*	135,026
416,000	Global Logistic Properties, Ltd.	901,059
90,473	Grainger Trust plc	325,462
10,800	Hispania Activos Inmobiliarios SA*	149,311
474,500	Hongkong Land Holdings, Ltd.	3,165,304
53,040	Hufvudstaden AB	744,158
67,400	Hulic Co., Ltd.	891,383
395,346	Hysan Development Co., Ltd.	1,852,813
51,738	Iguatemi Empresa de Shopping Centers SA	519,488
13,983	LEG Immobilien AG	941,907
329,899	LXB Retail Properties plc*	704,507
257,600	Norwegian Property ASA*	317,222
11,500	NTT Urban Development Corp.	129,873
44,166	Prime Office AG*	205,732
12,046	PSP Swiss Property AG	1,133,994
266,661	Quintain Estates & Development plc*	403,828
80,501	Sponda Oyj	429,456
399,850	Swire Properties, Ltd.	1,168,705
4,766	Swiss Prime Site AG	395,195
44,953	Unite Group plc	302,816

		20,789,717

Residential REITs (9.4%):
47	Advance Residence Investment	118,817
37,286	AvalonBay Communities, Inc.	5,301,696
13,667	Boardwalk REIT	835,981
25,951	Camden Property Trust	1,846,414
3,811	Canadian Apartment Properties REIT	81,657
24,234	Equity Lifestyle Properties, Inc.	1,070,173
115,718	Equity Residential Property Trust	7,290,234
6,358	Essex Property Trust, Inc.	1,175,658
14,375	Mid-America Apartment Communities, Inc.	1,050,094

		18,770,724

Retail REITs (24.8%):
14,324	Acadia Realty Trust	402,361
429	Altarea SCA	81,942
7,486	Calloway REIT	186,361
319,000	CapitaMall Trust	505,551
11,325	Corio NV	578,450
7,350	DDR Corp.	129,581
10,801	Eurocommercial Properties NV	532,523
6,307	Federal Realty Investment Trust	762,642
267,932	Federation Centres	628,874
161,791	General Growth Properties, Inc.	3,811,796
167,640	Hammerson plc	1,662,274
307	Japan Retail Fund Investment Corp.	690,798
11,684	Klepierre	595,382
128,807	Liberty International plc	685,833

Shares or Principal Amount		Fair Value
Common Stocks, continued
Retail REITs, continued
412,215	Link REIT (The)	$2,218,023
46,985	Macerich Co. (The)	3,136,249
5,751	Mercialys SA	134,022
46,250	National Retail Properties, Inc.^	1,720,038
8,828	Realty Income Corp.^	392,140
61,883	Regency Centers Corp.	3,445,645
75,796	RioCan REIT	1,940,190
993,314	Scentre Group*	2,996,790
68,392	Simon Property Group, Inc.	11,372,222
377,000	SPH REIT	310,012
35,087	Tanger Factory Outlet Centers, Inc.	1,226,992
10,483	Taubman Centers, Inc.	794,716
13,384	Unibail-Rodamco SE	3,889,242
1,665	Vastned Retail NV	84,783
17,457	Washington Prime Group, Inc.*	327,144
370,004	Westfield Corp.*	2,495,672

		47,738,248

Specialized REITs (2.9%):
26,287	Public Storage, Inc.	4,504,277
134,239	Safestore Holdings, Ltd.	501,243
3,070	Sovran Self Storage, Inc.	237,158
24,759	Sunstone Hotel Investors, Inc.	369,652

		5,612,330

Total Common Stocks (Cost $132,271,797)		192,786,689

Warrant (0.0%):
Diversified Real Estate Activies (0.0%):
47,204	Sun Hung Kai Properties, Ltd.*	61,638

Total Warrant (Cost $—)		61,638

Rights (0.0%):
Real Estate Operating Companies (0.0%):
7,841	Citycon OYJ*	46

Retail REITs (0.0%):
282,966	Capital & Regional plc*(b)	—

Total Rights (Cost $—)		46

Securities Held as Collateral for Securities on Loan (1.1%):
$2,056,881	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	2,056,881

Total Securities Held as Collateral for Securities on Loan (Cost $2,056,881)		2,056,881

Unaffiliated Investment Company (0.4%):
867,389	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	867,389

Total Unaffiliated Investment Company (Cost $867,389)		867,389

Total Investment Securities (Cost $135,196,067)(e) — 100.5%		195,772,643
Net other assets (liabilities) — (0.5%)		(986,749)

Net Assets — 100.0%		$194,785,894

Continued

3

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2014.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $1,985,493.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2014. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2014, these securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(d)	The rate represents the effective yield at June 30, 2014.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as ”—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Australia	5.9%
Austria	—	%NM
Belgium	0.1%
Belize	0.2%
Bermuda	1.6%
Brazil	0.5%
Canada	2.3%
Finland	0.3%
France	3.1%
Germany	1.5%
Hong Kong	10.3%
Italy	0.1%
Japan	14.7%
Jersey	0.2%
Luxembourg	0.1%
Netherlands	0.8%
Norway	0.2%
Singapore	2.5%
Spain	0.1%
Sweden	0.7%
Switzerland	0.8%
United Kingdom	6.7%
United States	47.3%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

4

AZL Morgan Stanley Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$135,196,067

Investment securities, at value*	$195,772,643
Interest and dividends receivable	842,147
Foreign currency, at value (cost $533,125)	541,839
Receivable for investments sold	281,180
Reclaims receivable	21,636
Prepaid expenses	870

Total Assets	197,460,315

Liabilities:
Payable for investments purchased	315,347
Payable for capital shares redeemed	52,795
Payable for collateral received on loaned securities	2,056,881
Manager fees payable	144,211
Administration fees payable	6,735
Distribution fees payable	40,059
Custodian fees payable	48,658
Administrative and compliance services fees payable	664
Trustee fees payable	1,470
Other accrued liabilities	7,601

Total Liabilities	2,674,421

Net Assets	$194,785,894

Net Assets Consist of:
Capital	$169,811,836
Accumulated net investment income/(loss)	3,193,332
Accumulated net realized gains/(losses) from investment transactions	(38,810,665)
Net unrealized appreciation/(depreciation) on investments	60,591,391

Net Assets	$194,785,894

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,785,574
Net Asset Value (offering and redemption price per share)	$10.95

*	Includes securities on loan of $1,985,493.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$5,237,012
Interest	2,410
Income from securities lending	15,587
Foreign withholding tax	(216,077)

Total Investment Income	5,038,932

Expenses:
Manager fees	834,743
Administration fees	39,337
Distribution fees	231,873
Custodian fees	67,061
Administrative and compliance services fees	1,614
Trustee fees	5,058
Professional fees	4,965
Shareholder reports	6,769
Other expenses	2,296

Total expenses before reductions	1,193,716
Less expenses paid indirectly	(89)

Net expenses	1,193,627

Net Investment Income/(Loss)	3,845,305

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,517,017
Change in net unrealized appreciation/depreciation on investments	13,472,207

Net Realized/Unrealized Gains/(Losses) on Investments	15,989,224

Change in Net Assets Resulting From Operations	$19,834,529

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Morgan Stanley Global Real Estate Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,845,305	$2,644,977
Net realized gains/(losses) on investment transactions	2,517,017	10,780,862
Change in unrealized appreciation/depreciation on investments	13,472,207	(7,756,047)

Change in net assets resulting from operations	19,834,529	5,669,792

Dividends to Shareholders:
From net investment income	—	(7,518,721)

Change in net assets resulting from dividends to shareholders	—	(7,518,721)

Capital Transactions:
Proceeds from shares issued	6,167,244	16,327,346
Proceeds from dividends reinvested	—	7,518,721
Value of shares redeemed	(13,011,207)	(24,042,571)

Change in net assets resulting from capital transactions	(6,843,963)	(196,504)

Change in net assets	12,990,566	(2,045,433)
Net Assets:
Beginning of period	181,795,328	183,840,761

End of period	$194,785,894	$181,795,328

Accumulated net investment income/(loss)	$3,193,332	$(651,973)

Share Transactions:
Shares issued	597,387	1,604,545
Dividends reinvested	—	772,736
Shares redeemed	(1,257,718)	(2,328,893)

Change in shares	(660,331)	48,388

See accompanying notes to the financial statements.

6

AZL Morgan Stanley Global Real Estate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited	)
Net Asset Value, Beginning of Period	$9.86		$9.99	$7.82	$8.99	$7.57	$5.46

Investment Activities:
Net Investment Income/(Loss)	0.21		0.16	0.16	0.13	0.23	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.88		0.14	2.16	(1.02)	1.34	2.08

Total from Investment Activities	1.09		0.30	2.32	(0.89)	1.57	2.19

Dividends to Shareholders From:
Net Investment Income	—		(0.43)	(0.15)	(0.28)	(0.15)	(0.08)

Total Dividends	—		(0.43)	(0.15)	(0.28)	(0.15)	(0.08)

Net Asset Value, End of Period	$10.95		$9.86	$9.99	$7.82	$8.99	$7.57

Total Return(a)	11.05	%(b)	3.02%	29.86%	(9.94)%	20.86%	40.19%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$194,786		$181,795	$183,841	$168,465	$185,485	$144,909
Net Investment Income/(Loss)(c)	4.14%		1.43%	1.69%	1.44%	2.91%	2.08%
Expenses Before Reductions(c)(d)	1.29%		1.29%	1.34%	1.35%	1.35%	1.40%
Expenses Net of Reductions(c)	1.29%		1.29%	1.34%	1.35%	1.34%	1.34%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.29%		1.28%	1.34%	1.35%	1.35%	1.35%
Portfolio Turnover Rate	18	%(b)	29%	34%	23%	27%	48%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $1.8 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,555 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Morgan Stanley Global Real Estate Fund	0.90%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services

9

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $1,086 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

During the period ended June 30, 2014, the Fund paid approximately $76 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy. The valuation of these international equity securities may represent a transfer between input levels.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Diversified Real Estate Activities	$—	$36,470,491	$—		$36,470,491
Diversified REITs	9,275,004	12,644,703	—		21,919,707
Industrial REITs	3,202,203	2,875,017	—		6,077,220
Office REITs	6,612,040	6,398,601	—		13,010,641
Real Estate Development	—	2,348,526	—	^	2,348,526

10

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3		Total
Real Estate Management & Development	$—	$81,776	$—		$81,776
Real Estate Operating Companies	3,067,854	17,721,863	—		20,789,717
Residential REITs	18,651,907	118,817	—		18,770,724
Retail REITs	32,644,867	15,093,381	—		47,738,248
Specialized REITs	5,111,087	501,243	—		5,612,330
All Other Common Stocks+	19,967,309	—	—		19,967,309
Rights	—	46	—		46
Warrant	—	61,638	—		61,638
Securities Held as Collateral for Securities on Loan	—	2,056,881	—		2,056,881
Unaffiliated Investment Company	867,389	—	—		867,389

Total Investment Securities	$99,399,660	$96,372,983	$—	^	$195,772,643

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Global Real Estate Fund	$32,515,109	$32,776,090

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2014 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
BGP Holdings plc	8/21/09	$—	2,485,087	$—	—%
Capital & Regional plc	6/23/14	—	282,966	—	—%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

11

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Cost for federal income tax purposes at June 30, 2014 is $147,486,556. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$62,228,652
Unrealized depreciation	(13,942,565)

Net unrealized appreciation depreciation	$48,286,087

As of the end of its tax year ended December 31, 2013, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2016	Expires 12/31/2017	Total
AZL Morgan Stanley Global Real Estate Fund	$4,782,989	$26,029,940	$30,812,929

CLCFs not subject to expiration:

	Short Term Amount	Short Term Amount	Total Amount
AZL Morgan Stanley Global Real Estate Fund	$—	$879	$879

During the year ended December 31, 2013, the Fund utilized $8,082,781 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Morgan Stanley Global Real Estate Fund	$7,518,721	$—	$7,518,721

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Morgan Stanley Global Real Estate Fund	$1,794,506	$—	$(30,813,808)	$34,158,831	$5,139,529

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Morgan Stanley Mid Cap Growth Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Morgan Stanley Mid Cap Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Morgan Stanley Mid Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Morgan Stanley Mid Cap Growth Fund	$1,000.00	$1,003.20	$5.46	1.10%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Morgan Stanley Mid Cap Growth Fund	$1,000.00	$1,019.34	$5.51	1.10%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	31.7%
Consumer Discretionary	18.6
Health Care	16.5
Industrials	14.7
Financials	6.4
Consumer Staples	6.3
Private Placements	2.2
Energy	1.0

Total Common Stock and Private Placements	97.4
Securities Held as Collateral for Securities on Loan	6.0
Money Market	2.8

Total Investment Securities	106.2
Net other assets (liabilities)	(6.2)

Net Assets	100.0%

1

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (95.2%):
Aerospace & Defense (2.1%):
63,996	TransDigm Group, Inc.	$10,703,971

Auto Components (3.6%):
76,571	Tesla Motors, Inc.*^	18,381,634

Biotechnology (1.3%):
23,794	Alnylam Pharmaceuticals, Inc.*	1,503,067
2,136	Intercept Pharmaceuticals, Inc.*	505,442
226,756	Ironwood Pharmaceuticals, Inc.*	3,476,169
28,596	Seattle Genetics, Inc.*	1,093,797

		6,578,475

Commercial Services & Supplies (3.7%):
434,391	Edenred	13,161,562
46,331	Stericycle, Inc.*	5,486,517

		18,648,079

Communications Equipment (2.9%):
173,369	Motorola Solutions, Inc.	11,541,174
39,148	Palo Alto Networks, Inc.*	3,282,560

		14,823,734

Diversified Financial Services (2.5%):
276,262	MSCI, Inc., Class A*	12,666,613

Electrical Equipment (0.5%):
32,720	Solarcity Corp.*^	2,310,032

Food Products (6.3%):
42,467	Keurig Green Mountain, Inc.	5,291,813
141,901	McCormick & Co.	10,158,693
176,788	Mead Johnson Nutrition Co.	16,471,337

		31,921,843

Health Care Equipment & Supplies (3.6%):
45,020	Intuitive Surgical, Inc.*	18,539,236

Health Care Technology (2.9%):
116,496	athenahealth, Inc.*^	14,577,144

Hotels, Restaurants & Leisure (3.9%):
85,545	Ctrip.com International, ADR*	5,478,302
104,674	Dunkin’ Brands Group, Inc.	4,795,116
62,501	Panera Bread Co., Class A*	9,364,525

		19,637,943

Insurance (3.9%):
176,630	Arch Capital Group, Ltd.*	10,145,627
386,311	Progressive Corp. (The)	9,796,847

		19,942,474

Internet & Catalog Retail (2.9%):
31,011	Asos plc*	1,567,173
398,397	Groupon, Inc.*^	2,637,388
47,107	TripAdvisor, Inc.*	5,118,647
136,258	zulily, Inc., Class A*^	5,579,765

		14,902,973

Internet Software & Services (9.9%):
105,199	LinkedIn Corp., Class A*	18,038,473
27,560	MercadoLibre, Inc.^	2,629,224
56,025	Qihoo 360 Technology Co., Ltd., ADR*	5,156,541
484,378	Twitter, Inc.*	19,844,966
226,179	Youku.com, Inc., ADR*	5,396,631

		51,065,835

Shares		Fair Value
Common Stocks, continued
IT Services (4.7%):
94,412	FleetCor Technologies, Inc.*	$12,443,502
163,774	Gartner, Inc.*	11,549,342

		23,992,844

Life Sciences Tools & Services (6.0%):
171,720	Illumina, Inc.*	30,658,889

Machinery (2.3%):
159,474	Colfax Corp.*	11,887,192

Media (2.1%):
270,583	Aimia, Inc.	4,737,548
201,285	Pandora Media, Inc.*	5,937,908

		10,675,456

Multiline Retail (2.1%):
200,234	Dollar Tree, Inc.*	10,904,744

Oil, Gas & Consumable Fuels (1.0%):
57,732	Range Resources Corp.	5,019,797

Pharmaceuticals (2.7%):
50	Endo Health Solutions, Inc.*	3,501
182,349	Endo International plc*	12,768,077
12,198	Pharmacyclics, Inc.*	1,094,283

		13,865,861

Professional Services (6.1%):
98,878	IHS, Inc., Class A*	13,414,778
393,406	Qualicorp SA*	4,651,772
220,526	Verisk Analytics, Inc., Class A*	13,235,971

		31,302,521

Software (13.2%):
261,620	FireEye, Inc.*^	10,608,691
43,535	NetSuite, Inc.*	3,782,321
97,964	ServiceNow, Inc.*	6,069,849
226,134	Solera Holdings, Inc.	15,184,898
243,858	Splunk, Inc.*	13,492,663
13,454	Tableau Software, Inc., Class A*	959,674
165,427	Workday, Inc., Class A*	14,865,270
618,353	Zynga, Inc.*	1,984,913

		66,948,279

Technology Hardware, Storage & Peripherals (1.0%):
43,752	3D Systems Corp.*^	2,616,370
23,744	Stratasys, Ltd.*^	2,698,031

		5,314,401

Textiles, Apparel & Luxury Goods (4.0%):
156,533	Carter’s, Inc.	10,789,820
51,699	Michael Kors Holdings, Ltd.*	4,583,116
302,538	Moncler SpA	5,011,023

		20,383,959

Total Common Stocks (Cost $373,872,552)		485,653,929

Private Placements (2.2%):
Internet & Catalog Retail (0.3%):
37,815	Flipkart, Preferred(a)(b)	1,482,008
33,446	Peixe Urbano, Inc.*(a)(b)	669

		1,482,677

Continued

2

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Private Placements, continued
Internet Software & Services (1.9%):
25,638	Airbnb, Inc., Series D Preferred(a)(b)	$3,131,402
245,606	Dropbox, Inc.*(a)(b)	4,521,607
67,672	Palantir Technologies, Inc., Series H-1 Preferred(a)(b)	414,829
67,672	Palantir Technologies, Inc., Series H Preferred(a)(b)	414,829
229,712	Palantir Technologies, Inc., Series G*(a)(b)	1,408,135

		9,890,802

Transportation Infrastructure (0.0%):
818,433	Better Place LLC, Preferred(a)(b)	—

Total Private Placements (Cost $10,546,786)		11,373,479

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (6.0%):
$30,603,495	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	$30,603,495

Total Securities Held as Collateral for Securities on Loan (Cost $30,603,495)		30,603,495

Unaffiliated Investment Company (2.8%):
14,287,276	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	14,287,276

Total Unaffiliated Investment Company (Cost $14,287,276)		14,287,276

Total Investment Securities (Cost $429,310,109)(e) — 106.2%		541,918,179
Net other assets (liabilities) — (6.2)%		(31,709,163)

Net Assets — 100.0%		$510,209,016

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $30,636,969.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2014, these securities represent 2.23% of the net assets of the fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2014. The total of all such securities represent 2.23% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(d)	The rate represents the effective yield at June 30, 2014.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as ”—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Argentina	0.5%
Bermuda	1.9%
Brazil	0.9%
Canada	0.9%
Cayman Islands	3.0%
France	2.4%
Hong Kong	0.8%
Ireland (Republic of)	2.4%
Israel	0.5%
Italy	0.9%
United Kingdom	0.3%
United States	85.5%

100.0%

See accompanying notes to the financial statements.

3

AZL Morgan Stanley Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$429,310,109

Investment securities, at value*	$541,918,179
Interest and dividends receivable	159,778
Foreign currency, at value (cost $36)	36
Prepaid expenses	2,500

Total Assets	542,080,493

Liabilities:
Payable for capital shares redeemed	787,425
Payable for collateral received on loaned securities	30,603,495
Manager fees payable	323,504
Administration fees payable	17,144
Distribution fees payable	101,383
Custodian fees payable	15,304
Administrative and compliance services fees payable	1,522
Trustee fees payable	3,063
Other accrued liabilities	18,637

Total Liabilities	31,871,477

Net Assets	$510,209,016

Net Assets Consist of:
Capital	$306,661,152
Accumulated net investment income/(loss)	1,198,882
Accumulated net realized gains/(losses) from investment transactions	89,740,912
Net unrealized appreciation/(depreciation) on investments	112,608,070

Net Assets	$510,209,016

Shares of beneficial interest (unlimited number of shares authorized, no par value)	27,515,248
Net Asset Value (offering and redemption price per share)	$18.54

*	Includes securities on loan of $30,636,969.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$3,705,896
Interest	309
Income from securities lending	375,051
Foreign withholding tax	(91,482)

Total Investment Income	3,989,774

Expenses:
Manager fees	2,019,495
Administration fees	68,644
Distribution fees	634,245
Custodian fees	18,222
Administrative and compliance services fees	3,989
Trustee fees	12,545
Professional fees	12,174
Shareholder reports	16,448
Other expenses	4,819

Total expenses	2,790,581

Net Investment Income/(Loss)	1,199,193

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	44,175,941
Change in net unrealized appreciation/depreciation on investments	(43,405,208)

Net Realized/Unrealized Gains/(Losses) on Investments	770,733

Change in Net Assets Resulting From Operations	$1,969,926

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Morgan Stanley Mid Cap Growth Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,199,193	$(1,529,697)
Net realized gains/(losses) on investment transactions	44,175,941	47,723,542
Change in unrealized appreciation/depreciation on investments	(43,405,208)	108,417,382

Change in net assets resulting from operations	1,969,926	154,611,227

Dividends to Shareholders:
From net investment income	—	(2,302,379)
From net realized gains	—	(12,984,446)

Change in net assets resulting from dividends to shareholders	—	(15,286,825)

Capital Transactions:
Proceeds from shares issued	15,458,773	36,881,920
Proceeds from dividends reinvested	—	15,286,825
Value of shares redeemed	(40,973,651)	(71,515,789)

Change in net assets resulting from capital transactions	(25,514,878)	(19,347,044)

Change in net assets	(23,544,952)	119,977,358
Net Assets:
Beginning of period	533,753,968	413,776,610

End of period	$510,209,016	$533,753,968

Accumulated net investment income/(loss)	$1,198,882	$(311)

Share Transactions:
Shares issued	857,052	2,267,067
Dividends reinvested	—	912,102
Shares redeemed	(2,228,538)	(4,434,151)

Change in shares	(1,371,486)	(1,254,982)

See accompanying notes to the financial statements.

5

AZL Morgan Stanley Mid Cap Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited	)
Net Asset Value, Beginning of Period	$18.48		$13.73	$13.32	$14.31	$10.80	$6.85

Investment Activities:
Net Investment Income/(Loss)	0.04		(0.05)	0.08	(0.04)	0.01	(0.02)
Net Realized and Unrealized Gains/(Losses) on Investments	0.02		5.34	1.02	(0.90)	3.50	3.97

Total from Investment Activities	0.06		5.29	1.10	(0.94)	3.51	3.95

Dividends to Shareholders From:
Net Investment Income	—		(0.08)	—	(0.05)	—	—
Net Realized Gains	—		(0.46)	(0.69)	—	—	—

Total Dividends	—		(0.54)	(0.69)	(0.05)	—	—

Net Asset Value, End of Period	$18.54		$18.48	$13.73	$13.32	$14.31	$10.80

Total Return(a)	0.32	%(b)	38.94%	8.36%	(6.57)%	32.50%	57.66%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$510,209		$533,754	$413,777	$375,663	$456,423	$354,846
Net Investment Income/(Loss)(c)	0.47%		(0.32)%	0.62%	(0.20)%	0.07%	(0.18)%
Expenses Before Reductions(c)(d)	1.10%		1.11%	1.13%	1.14%	1.15%	1.17%
Expenses Net of Reductions(c)	1.10%		1.10%	1.12%	1.12%	1.09%	1.11%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.10%		1.11%	1.13%	1.13%	1.10%	1.13%
Portfolio Turnover Rate	27	%(b)	49%	32%	32%	42%	40%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

6

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Morgan Stanley Mid Cap Growth Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should

7

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $42.2 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $37,098 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Morgan Stanley Mid Cap Growth Fund	0.85%	1.30%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.85%, the next $150 million at 0.80%, the next $250 million at 0.775% and above $500 million at 0.75%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

8

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $3,107 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Commercial Services & Supplies	$5,486,517	$13,161,562	$—	$18,648,079
Internet & Catalog Retail	13,335,800	1,567,173	—	14,902,973
Textiles, Apparel & Luxury Goods	15,372,936	5,011,023	—	20,383,959
All Other Common Stocks+	431,718,918	—	—	431,718,918
Private Placements+	—	—	11,373,479	11,373,479
Securities Held as Collateral for Securities on Loan	—	30,603,495	—	30,603,495
Unaffiliated Investment Company	14,287,276	—	—	14,287,276

Total Investment Securities	$480,201,447	$50,343,253	$11,373,479	$541,918,179

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

9

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at June 30, 2014	Valuation Basis at June 30, 2014	Valuation Technique(s)	Unobservable input(s)	Range	Weighted Average

Investment Securities:
Private Placements:
Internet & Catalog Retail
Flipkart, Preferred	$1,482,008	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$39.1910	$39.1910
			Discounted Cash Flow	Weighted Average Cost of Capital	16.5%-18.5%	17.5%
				Perpetual Growth Rate	3.5%-4.5%	4%
			Market Comparable Companies	Enterprise Value/Revenue	1.7x-2.5x	2.1x
				Discount for Lack of Marketability	15%	15%
Peixe Urbano, Inc.	669	Market Approach	Asset Approach	Net Tangible Assets	$—	$—
			Discounted Cash Flow	Weighted Average Cost of Capital	31.5%-33.5%	32.5%
				Perpetual Growth Rate	5%-6%	5.5%
			Market Comparable Companies	Enterprise Value/Revenue	0.9x-1.7x	0.9x
				Discount for Lack of Marketability	15%	15%
			Merger & Acquisition Transaction	Sale/Merger Scenario	$0.17	$0.17
Internet Software & Services
Airbnb, Inc., Series D Preferred	3,131,402	Original Cost	Market Transaction Method	Purchase Price	$3,131,042	$3,131,042
Dropbox, Inc.	4,521,607	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012	$19.1012
			Discounted Cash Flow	Weighted Average Cost of Capital	16%-18%	17%
				Perpetual Growth Rate	2.5%-3.5%	3%
			Market Comparable Companies	Enterprise Value/Revenue	6.7x-16.7x	12.3x
				Discount for Lack of Marketability	15%	15%
Palantir Technologies, Inc., Series H-1 Preferred	414,829	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13	$6.13
Palantir Technologies, Inc., Series H Preferred	414,829	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13	$6.13
Palantir Technologies, Inc., Series G	1,408,135	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13	$6.13
Transportation Infrastructure
Better Place LLC, Preferred	—	Valued at Zero	Asset Approach	Net Tangible Assets	$(0.08)	$(0.08)
			External Valuation	Third Party Valuation	$(0.13)-$0.29	$(0.09)
			Market Transaction Method	Weighted Average Cost of Capital	25%-40%	35%
			Discounted Cash Flow	Perpetual Growth Rate	3.5%-4.5%	4%

Total Investment Securities	$11,373,479

Private Placements
Balance as of December 31, 2013	$5,592,280
Change in Unrealized Appreciation/Depreciation*	2,649,797
Net Realized Gain (Loss)	—
Gross Purchases	3,131,402
Gross Sales	—

Balance as of June 30, 2014	$11,373,479

*	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on June 30, 2014.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Mid Cap Growth Fund	$135,830,652	$159,449,098

10

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2014 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D Preferred	4/16/14	$3,131,402	25,638	$3,131,402	0.61%
Better Place LLC*	1/25/10	2,046,081	818,433	—	—%
Dropbox, Inc.*	5/1/12	2,222,513	245,606	3,374,627	0.89%
Flipkart, Preferred	10/4/13	867,741	37,815	1,482,008	0.29%
Palantir Technologies, Inc., Series G*	7/19/12	702,919	229,712	1,408,135	0.28%
Palantir Technologies, Inc., Series H Preferred	10/25/13	237,529	67,672	414,829	0.08%
Palantir Technologies, Inc., Series H-1 Preferred	10/25/13	237,529	67,672	414,829	0.08%
Peixe Urbano, Inc.*	12/2/11	1,101,072	33,446	669	—%

7. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $429,402,937. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$137,202,423
Unrealized depreciation	(24,687,181)

Net unrealized appreciation depreciation	$112,515,242

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Morgan Stanley Mid Cap Growth Fund	$2,302,379	$12,984,446	$15,286,825

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Morgan Stanley Mid Cap Growth Fund	$7,558,615	$38,008,562	$156,010,761	$—	$201,577,938

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® NFJ International Value Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL NFJ International Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL NFJ International Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL NFJ International Value Fund	$1,000.00	$1,045.80	$6.29	1.24%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL NFJ International Value Fund	$1,000.00	$1,018.65	$6.21	1.24%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	27.3%
Energy	13.4
Consumer Discretionary	10.1
Consumer Staples	9.5
Industrials	9.0
Materials	8.8
Information Technology	5.6
Utilities	5.5
Telecommunication Services	4.8
Health Care	4.3

Total Common Stock and Preferred Stock	98.3
Right	0.1
Securities Held as Collateral for Securities on Loan	9.9
Money Market	1.6

Total Investment Securities	109.9
Net other assets (liabilities)	(9.9)

Net Assets	100.0%

1

AZL NFJ International Value Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (96.1%):
Aerospace & Defense (2.2%):
119,950	BAE Systems plc, ADR	$3,581,707

Auto Components (1.4%):
21,600	Magna International, Inc.	2,327,400

Automobiles (3.3%):
486,900	Isuzu Motors, Ltd.	3,226,442
55,000	Tata Motors, Ltd., ADR	2,148,300

		5,374,742

Banks (18.0%):
101,400	Australia & New Zealand Banking Group, Ltd., ADR^	3,189,030
213,170	Banco Bradesco SA, ADR	3,095,228
494,500	Barclays plc	1,801,079
951,100	BOC Hong Kong Holdings, Ltd.	2,756,770
4,022,000	China Construction Bank	3,043,198
463,839	HSBC Holdings plc	4,708,350
1,526,000	Mizuho Financial Group, Inc.	3,137,350
136,500	Sberbank of Russia, ADR	1,388,205
61,100	Toronto-Dominion Bank (The)	3,141,151
84,800	United Overseas Bank, Ltd., ADR	3,068,912

		29,329,273

Beverages (3.0%):
30,400	Carlsberg A/S, Class B	3,274,672
12,300	Diageo plc, ADR	1,565,421

		4,840,093

Chemicals (2.1%):
141,400	Israel Chemicals, Ltd.	1,213,765
10,400	Methanex Corp.	642,512
72,800	Nitto Denko Corp., ADR	1,698,424

		3,554,701

Commercial Services & Supplies (0.8%):
206,000	Serco Group plc	1,289,848

Construction Materials (1.8%):
870,000	Anhui Conch Cement Co., Ltd.^	2,987,173

Containers & Packaging (0.8%):
59,227	Smurfit Kappa Group plc	1,353,031

Diversified Financial Services (1.0%):
20,800	Deutsche Boerse AG	1,614,113

Diversified Telecommunication Services (2.2%):
138,800	Orange SA, ADR	2,193,040
66,200	Telenor ASA	1,506,655

		3,699,695

Electric Utilities (1.6%):
174,700	Companhia Paranaense de Energia, ADR^	2,674,657

Electronic Equipment, Instruments & Components (2.1%):
439,800	Hitachi, Ltd.	3,228,028

Energy Equipment & Services (0.9%):
25,200	Ensco plc, Class A, ADR	1,400,364

Food & Staples Retailing (1.6%):
522,200	Tesco plc	2,536,287

Shares		Fair Value
Common Stocks, continued
Food Products (1.8%):
6,447,500	Golden Agri-Resources, Ltd.	$2,870,610

Household Durables (1.9%):
141,115	Persimmon plc*	3,068,394

Household Products (1.0%):
61,300	Svenska Cellulosa AB, ADR^	1,593,187

Industrial Conglomerates (3.1%):
62,460	Koc Holding AS, ADR	1,514,655
27,300	Siemens AG, Registered Shares	3,605,389

		5,120,044

Insurance (8.3%):
70,900	Axis Capital Holdings, Ltd.	3,139,452
181,800	Manulife Financial Corp.	3,612,366
17,700	RenaissanceRe Holdings, Ltd.	1,893,900
157,100	Zurich Insurance Group AG, ADR	4,728,710

		13,374,428

IT Services (1.2%):
27,100	Cap Gemini SA	1,935,350

Leisure Products (0.3%):
28,200	Sega Sammy Holdings, Inc.	555,930

Machinery (1.0%):
67,600	Komatsu, Ltd.	1,572,174

Metals & Mining (4.1%):
54,400	Rio Tinto plc, Registered Shares, ADR^	2,952,832
171,900	Vale SA, ADR^	2,274,237
173,700	Yamana Gold, Inc.	1,427,814

		6,654,883

Multiline Retail (1.0%):
111,550	Marks & Spencer Group plc, ADR^	1,619,706

Multi-Utilities (1.8%):
555,900	Centrica plc	2,971,559

Oil, Gas & Consumable Fuels (12.5%):
3,668,695	China Petroleum & Chemical Corp. (Sinopec), H Shares	3,501,623
49,700	LUKOIL, ADR	2,973,054
61,000	Royal Dutch Shell plc, ADR	5,024,570
88,400	Sasol, Ltd., ADR^	5,226,208
114,900	Statoil ASA, ADR^	3,542,367

		20,267,822

Pharmaceuticals (4.3%):
31,000	Sanofi-Aventis SA	3,297,027
67,900	Teva Pharmaceutical Industries, Ltd., ADR	3,559,318

		6,856,345

Semiconductors & Semiconductor Equipment (1.3%):
97,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,094,081

Software (1.0%):
62,469	Sage Group plc (The), ADR^	1,637,312

Tobacco (2.1%):
74,700	Imperial Tobacco Group plc	3,358,727

Continued

2

AZL NFJ International Value Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors (1.9%):
9,600	Mitsui & Co., Ltd., ADR	$3,076,800

Water Utilities (2.1%):
313,000	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	3,355,360

Wireless Telecommunication Services (2.6%):
292,800	China Mobile, Ltd.	2,842,634
74,200	Mobile TeleSystems, ADR	1,464,708

		4,307,342

Total Common Stocks (Cost $133,332,474)		156,081,166

Preferred Stock (2.2%):
Automobiles (2.2%):
13,700	Volkswagen AG, Preferred Shares	3,598,169

Total Preferred Stock (Cost $2,807,254)		3,598,169

Right (0.1%):
Household Durables (0.1%):
141,115	Persimmon plc ORD*(a)	169,032

Total Right (Cost $—)		169,032

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.9%):
$16,065,527	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	$16,065,527

Total Securities Held as Collateral for Securities on Loan (Cost $16,065,527)		16,065,527

Unaffiliated Investment Company (1.6%):
2,629,253	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	2,629,253

Total Unaffiliated Investment Company (Cost $2,629,253)		2,629,253

Total Investment Securities (Cost $154,834,508)(d) — 109.9%		178,543,147
Net other assets (liabilities) — (9.9)%		(16,061,286)

Net Assets — 100.0%		$162,481,861

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $15,580,674.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2014. The total of all such securities represent 0.10% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(c)	The rate represents the effective yield at June 30, 2014.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Australia	1.8%
Bermuda	2.8%
Brazil	6.4%
Canada	6.2%
China	5.3%
Denmark	1.8%
France	4.2%
Germany	4.9%
Hong Kong	3.1%
India	1.2%
Ireland	0.8%
Israel	2.7%
Japan	9.3%

Country	Percentage
Norway	2.8%
Russian Federation	3.3%
Singapore	3.3%
South Africa	2.9%
Sweden	0.9%
Switzerland	2.6%
Taiwan	1.2%
Turkey	0.8%
United Kingdom	21.2%
United States	10.5%

100.0%

See accompanying notes to the financial statements.

3

AZL NFJ International Value Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$154,834,508

Investment securities, at value*	$178,543,147
Cash	77,004
Interest and dividends receivable	364,386
Reclaims receivable	22,886
Prepaid expenses	634

Total Assets	179,008,057

Liabilities:
Payable for investments purchased	292,071
Payable for capital shares redeemed	31
Payable for collateral received on loaned securities	16,065,527
Manager fees payable	120,231
Administration fees payable	5,555
Distribution fees payable	33,395
Custodian fees payable	5,789
Administrative and compliance services fees payable	272
Trustee fees payable	603
Other accrued liabilities	2,722

Total Liabilities	16,526,196

Net Assets	$162,481,861

Net Assets Consist of:
Capital	$124,905,633
Accumulated net investment income/(loss)	5,244,829
Accumulated net realized gains/(losses) from investment transactions	8,621,569
Net unrealized appreciation/(depreciation) on investments	23,709,830

Net Assets	$162,481,861

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,063,872
Net Asset Value (offering and redemption price per share)	$13.47

*	Includes securities on loan of $15,580,674.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$3,262,230
Interest	1,313
Income from securities lending	146,745
Foreign withholding tax	(185,297)

Total Investment Income	3,224,991

Expenses:
Manager fees	685,965
Administration fees	32,911
Distribution fees	190,546
Custodian fees	19,986
Administrative and compliance services fees	1,619
Trustee fees	5,082
Professional fees	5,244
Shareholder reports	1,280
Other expenses	1,693

Total expenses before reductions	944,326
Less expenses paid indirectly	(177)

Net expenses	944,149

Net Investment Income/(Loss)	2,280,842

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,860,159
Change in net unrealized appreciation/depreciation on investments	2,068,893

Net Realized/Unrealized Gains/(Losses) on Investments	4,929,052

Change in Net Assets Resulting From Operations	$7,209,894

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL NFJ International Value Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,280,842	$2,981,508
Net realized gains/(losses) on investment transactions	2,860,159	6,282,759
Change in unrealized appreciation/depreciation on investments	2,068,893	6,577,956

Change in net assets resulting from operations	7,209,894	15,842,223

Dividends to Shareholders:
From net investment income	—	(2,500,966)

Change in net assets resulting from dividends to shareholders	—	(2,500,966)

Capital Transactions:
Proceeds from shares issued	8,589,800	3,928,804
Proceeds from dividends reinvested	—	2,500,966
Value of shares redeemed	(4,414,323)	(3,831,032)

Change in net assets resulting from capital transactions	4,175,477	2,598,738

Change in net assets	11,385,371	15,939,995
Net Assets:
Beginning of period	151,096,490	135,156,495

End of period	$162,481,861	$151,096,490

Accumulated net investment income/(loss)	$5,244,829	$2,963,987

Share Transactions:
Shares issued	668,175	326,579
Dividends reinvested	—	204,997
Shares redeemed	(337,358)	(314,593)

Change in shares	330,817	216,983

See accompanying notes to the financial statements.

5

AZL NFJ International Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	May 1, 2009 to December 31, 2009 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.88		$11.74	$12.14	$14.65	$13.70	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.18		0.25	0.19	0.53	0.15	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.41		1.11	2.14	(2.13)	1.15	3.54

Total from Investment Activities	0.59		1.36	2.33	(1.60)	1.30	3.70

Dividends to Shareholders From:
Net Investment Income	—		(0.22)	(0.35)	(0.36)	(0.09)	—
Net Realized Gains	—		—	(2.38)	(0.55)	(0.26)	—

Total Dividends	—		(0.22)	(2.73)	(0.91)	(0.35)	—

Net Asset Value, End of Period	$13.47		$12.88	$11.74	$12.14	$14.65	$13.70

Total Return(b)	4.58	%(c)	11.66%	20.55%	(10.92)%	9.67%	37.00	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$162,482		$151,096	$135,156	$92,191	$167,175	$78,308
Net Investment Income/(Loss)(d)	2.99%		2.10%	2.25%	2.45%	2.01%	2.01%
Expenses Before Reductions(d)(e)	1.24%		1.23%	1.25%	1.24%	1.21%	1.33%
Expenses Net of Reductions(d)	1.24%		1.22%	1.24%	1.17%	1.10%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.24%		1.23%	1.25%	1.19%	1.11%	1.23%
Portfolio Turnover Rate	8	%(c)	24%	21%	43%	29%	25	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

6

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL NFJ International Value Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $12.9 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $14,553 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with NFJ Investment Group LLC (“NFJ”), NFJ provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL NFJ International Value Fund	0.90%	1.45%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services

8

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $885 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Automobiles	$2,148,300	$3,226,442	$—	$5,374,742
Banks	13,882,526	15,446,747	—	29,329,273
Beverages	1,565,421	3,274,672	—	4,840,093
Chemicals	2,340,936	1,213,765	—	3,554,701
Commercial Services & Supplies	—	1,289,848	—	1,289,848
Construction Materials	—	2,987,173	—	2,987,173
Containers & Packaging	—	1,353,031	—	1,353,031
Diversified Financial Services	—	1,614,113	—	1,614,113

9

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Diversified Telecommunication Services	$2,193,040	$1,506,655	$—	$3,699,695
Electronic Equipment, Instruments & Components	—	3,228,028	—	3,228,028
Food & Staples Retailing	—	2,536,287	—	2,536,287
Food Products	—	2,870,610	—	2,870,610
Household Durables	—	3,068,394	—	3,068,394
Industrial Conglomerates	1,514,655	3,605,389	—	5,120,044
IT Services	—	1,935,350	—	1,935,350
Leisure Products	—	555,930	—	555,930
Machinery	—	1,572,174	—	1,572,174
Multi-Utilities	—	2,971,559	—	2,971,559
Oil, Gas & Consumable Fuels	16,766,199	3,501,623	—	20,267,822
Pharmaceuticals	3,559,318	3,297,027	—	6,856,345
Tobacco	—	3,358,727	—	3,358,727
Wireless Telecommunication Services	1,464,708	2,842,634	—	4,307,342
All Other Common Stock+	43,389,885	—		43,389,885
Preferred Stock+	—	3,598,169	—	3,598,169
Right	—	—	169,032	169,032
Securities Held as Collateral for Securities on Loan	—	16,065,527	—	16,065,527
Unaffiliated Investment Company	2,629,253	—	—	2,629,253

Total Investment Securities	$91,454,241	$86,919,874	$169,032	$178,543,147

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL NFJ International Value Fund	$22,164,206	$11,425,730

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $155,279,585. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$28,928,230
Unrealized depreciation	(5,664,668)

Net unrealized appreciation depreciation	$23,263,562

During the period ended December 31, 2013 the Fund utilized $249,922 in capital loss carry forwards to offset capital gains.

10

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL NFJ International Value Fund	$2,500,966	$—	$2,500,966

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL NFJ International Value Fund	$2,966,257	$6,108,872	$—	$21,291,205	$30,366,334

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2014, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 50% of the Fund.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Oppenheimer Discovery Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Oppenheimer Discovery Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Oppenheimer Discovery Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Oppenheimer Discovery Fund	$1,000.00	$951.20	$5.61	1.16%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Oppenheimer Discovery Fund	$1,000.00	$1,019.04	$5.81	1.16%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	24.1%
Industrials	21.4
Health Care	18.6
Consumer Discretionary	14.0
Energy	6.7
Financials	5.6
Materials	5.1
Consumer Staples	2.6

Total Common Stock	98.1
Securities Held as Collateral for Securities on Loan	3.1
Money Market	2.3

Total Investment Securities	103.5
Net other assets (liabilities)	(3.5)

Net Assets	100.0%

1

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Aerospace & Defense (3.1%):
38,870	Curtiss-Wright Corp.	$2,548,317
69,747	HEICO Corp.	3,622,659
95,100	Hexcel Corp.*	3,889,590

		10,060,566

Airlines (0.5%):
13,622	Allegiant Travel Co.	1,604,263

Auto Components (1.4%):
31,190	Dorman Products, Inc.*	1,538,291
65,200	Gentherm, Inc.*	2,898,140

		4,436,431

Banks (3.5%):
79,860	Bank of the Ozarks, Inc.	2,671,317
34,760	Signature Bank*	4,386,016
29,200	South State Corp.	1,781,200
8,300	Square 1 Financial, Inc., Class A*	157,783
104,490	Western Alliance BanCorp*	2,486,862

		11,483,178

Beverages (0.5%):
6,580	Boston Beer Co., Inc. (The), Class A*	1,470,762

Biotechnology (3.0%):
55,310	Cepheid, Inc.*	2,651,561
47,900	Cubist Pharmaceuticals, Inc.*	3,344,378
43,440	InterMune, Inc.*	1,917,876
57,180	NPS Pharmaceuticals, Inc.*	1,889,799

		9,803,614

Building Products (0.8%):
54,090	A.O. Smith Corp.	2,681,782

Capital Markets (1.8%):
39,570	Artisan Partners Asset Management, Inc.	2,242,828
59,380	Evercore Partners, Inc., Class A	3,422,663
8,248	HFF, Inc., Class A	306,743

		5,972,234

Chemicals (1.5%):
119,820	PolyOne Corp.	5,049,215

Commercial Services & Supplies (2.0%):
133,700	Mobile Mini, Inc.	6,402,893

Communications Equipment (0.1%):
3,109	Arista Networks, Inc.*^	193,971

Construction Materials (1.9%):
47,600	CaesarStone Sdot-Yam, Ltd.	2,336,208
36,020	Eagle Materials, Inc.	3,395,965

		5,732,173

Diversified Consumer Services (1.4%):
18,641	Bright Horizons Family Solutions, Inc.*	800,445
50,420	Grand Canyon Education, Inc.*	2,317,807
112,860	Lifelock, Inc.*	1,575,526

		4,693,778

Electrical Equipment (1.6%):
34,600	Generac Holdings, Inc.*	1,686,404
90,490	Methode Electronics, Inc.	3,457,623

		5,144,027

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (1.6%):
15,170	Dril-Quip, Inc.*	$1,657,171
53,813	Forum Energy Technologies, Inc.*	1,960,407
49,190	Matrix Service Co.*	1,612,940

		5,230,518

Food Products (2.1%):
140,530	Boulder Brands, Inc.*	1,992,714
20,047	J & J Snack Foods Corp.	1,886,824
17,294	Sanderson Farms, Inc.	1,680,977
98,012	SunOpta, Inc.*	1,380,009

		6,940,524

Health Care Equipment & Supplies (6.3%):
35,760	Cantel Medical Corp.	1,309,531
53,170	Cardiovascular Systems, Inc.*	1,656,777
77,188	Dexcom, Inc.*	3,061,276
144,890	Globus Medical, Inc., Class A*	3,465,769
63,730	Insulet Corp.*	2,528,169
107,940	Spectranetics Corp. (The)*	2,469,667
59,730	West Pharmaceutical Services, Inc.	2,519,411
67,853	Wright Medical Group, Inc.*	2,130,584
79,650	Zeltiq Aesthetics, Inc.*	1,209,884

		20,351,068

Health Care Providers & Services (5.8%):
79,760	Acadia Healthcare Co., Inc.*	3,629,080
49,830	Centene Corp.*	3,767,646
73,970	ExamWorks Group, Inc.*	2,347,068
37,743	LifePoint Hospitals, Inc.*	2,343,840
16,840	MWI Veterinary Supply, Inc.*	2,391,112
91,030	Team Health Holdings, Inc.*	4,546,039

		19,024,785

Hotels, Restaurants & Leisure (5.3%):
41,460	Buffalo Wild Wings, Inc.*	6,870,336
66,210	Chuy’s Holdings, Inc.*	2,403,423
87,550	Fiesta Restaurant Group, Inc.*	4,063,196
54,640	Red Robin Gourmet Burgers*	3,890,368

		17,227,323

Household Durables (0.6%):
50,808	GoPro, Inc., Class A*	2,060,264

Internet & Catalog Retail (0.3%):
32,240	RetailMeNot, Inc.*^	857,906

Internet Software & Services (6.3%):
69,690	Channeladvisor Corp.*	1,837,028
100,950	Cornerstone OnDemand, Inc.*	4,645,720
48,530	Demandware, Inc.*	3,366,526
45,360	Shutterstock, Inc.*	3,763,973
29,570	Sps Commerce, Inc.*	1,868,528
104,320	Web.com Group, Inc.*	3,011,718
28,300	Yelp, Inc.*^	2,170,044

		20,663,537

IT Services (0.9%):
68,800	Maximus, Inc.	2,959,776

Life Sciences Tools & Services (1.0%):
69,470	ICON plc*	3,272,732

Continued

2

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (5.7%):
41,880	Greenbrier Companies, Inc.*	$2,412,288
86,730	Middleby Corp. (The)*	7,174,305
51,380	Proto Labs, Inc.*	4,209,050
56,330	Wabtec Corp.	4,652,295

		18,447,938

Media (1.7%):
108,280	MDC Partners, Inc.	2,326,937
107,850	Pandora Media, Inc.*	3,181,575

		5,508,512

Metals & Mining (1.7%):
49,280	Carpenter Technology Corp.	3,116,960
46,558	US Silica Holdings, Inc.	2,581,176

		5,698,136

Oil, Gas & Consumable Fuels (5.1%):
74,830	Athlon Energy, Inc.*	3,569,391
75,153	C&J Energy Services, Inc.*	2,538,668
61,340	Diamondback Energy, Inc.*	5,446,992
65,170	Matador Resources Co.*	1,908,178
35,480	Oasis Petroleum, Inc.*	1,982,977
43,767	Parsley Energy, Inc., Class A*	1,053,472

		16,499,678

Pharmaceuticals (2.5%):
141,360	Akorn, Inc.*^	4,700,220
38,130	Pacira Pharmaceuticals, Inc.*	3,502,622

		8,202,842

Professional Services (5.9%):
38,210	CoStar Group, Inc.*	6,043,676
57,580	Huron Consulting Group, Inc.*	4,077,816
84,090	Korn/Ferry International*	2,469,723
187,070	On Assignment, Inc.*	6,654,080

		19,245,295

Real Estate Investment Trusts (REITs) (0.3%):
22,234	Pebblebrook Hotel Trust	821,769

Road & Rail (0.9%):
29,330	Genesee & Wyoming, Inc., Class A*	3,079,650

Semiconductors & Semiconductor Equipment (2.9%):
60,440	Cavium, Inc.*	3,001,450
109,530	Monolithic Power Systems, Inc.	4,638,596
79,210	Spansion, Inc.*	1,668,955

		9,309,001

Shares or Principal Amount		Fair Value
Common Stocks, continued
Software (11.9%):
131,670	Aspen Technology, Inc.*	$6,109,487
67,580	Envestnet, Inc.*	3,306,014
147,060	Guidewire Software, Inc.*	5,979,460
62,380	Interactive Intelligence Group*	3,501,389
81,450	Proofpoint, Inc.*	3,051,117
47,320	ServiceNow, Inc.*	2,931,947
48,700	Tableau Software, Inc., Class A*	3,473,771
44,870	Tyler Technologies, Inc.*	4,092,593
47,880	Ultimate Software Group, Inc. (The)*	6,615,579

		39,061,357

Specialty Retail (1.3%):
45,480	Lithia Motors, Inc., Class A	4,278,304

Technology Hardware, Storage & Peripherals (0.9%):
24,550	Stratasys, Ltd.*^	2,789,617

Textiles, Apparel & Luxury Goods (2.0%):
24,110	Deckers Outdoor Corp.*	2,081,416
25,510	G-III Apparel Group, Ltd.*	2,083,147
52,566	Skechers U.S.A., Inc., Class A*	2,402,266

		6,566,829

Trading Companies & Distributors (2.0%):
183,490	H&E Equipment Services, Inc.*	6,668,027

Total Common Stocks (Cost $253,635,820)		319,494,275

Securities Held as Collateral for Securities on Loan (3.1%):
$10,062,311	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	10,062,311

Total Securities Held as Collateral for Securities on Loan (Cost $10,062,311)		10,062,311

Unaffiliated Investment Company (2.3%):
7,638,451	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	7,638,451

Total Unaffiliated Investment Company (Cost $7,638,451)		7,638,451

Total Investment Securities (Cost $271,336,582)(c) — 103.5%		337,195,037
Net other assets (liabilities) — (3.5)%		(11,402,311)

Net Assets — 100.0%		$325,792,726

Percentages indicated are based on net assets as of June 30, 2014.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $9,998,701.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(b)	The rate represents the effective yield at June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL Oppenheimer Discovery Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$271,336,582

Investment securities, at value*	$337,195,037
Interest and dividends receivable	58,136
Receivable for capital shares issued	137,867
Receivable for investments sold	1,620,691
Prepaid expenses	1,882

Total Assets	339,013,613

Liabilities:
Payable for investments purchased	2,403,403
Payable for capital shares redeemed	427,304
Payable for collateral received on loaned securities	10,062,311
Manager fees payable	223,245
Administration fees payable	11,687
Distribution fees payable	65,660
Custodian fees payable	10,559
Administrative and compliance services fees payable	1,106
Trustee fees payable	2,217
Other accrued liabilities	13,395

Total Liabilities	13,220,887

Net Assets	$325,792,726

Net Assets Consist of:
Capital	$224,394,173
Accumulated net investment income/(loss)	(1,427,531)
Accumulated net realized gains/(losses) from investment transactions	36,967,629
Net unrealized appreciation/(depreciation) on investments	65,858,455

Net Assets	$325,792,726

Shares of beneficial interest (unlimited number of shares authorized, no par value)	21,705,932
Net Asset Value (offering and redemption price per share)	$15.01

*	Includes securities on loan of $9,998,701.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$445,021
Income from securities lending	20,548
Foreign withholding tax reclaims received	(4,192)

Total Investment Income	461,377

Expenses:
Manager fees	1,388,980
Administration fees	45,005
Distribution fees	408,522
Custodian fees	12,686
Administrative and compliance services fees	2,820
Trustee fees	8,883
Professional fees	8,657
Shareholder reports	10,791
Other expenses	3,231

Total expenses	1,889,575

Net Investment Income/(Loss)	(1,428,198)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	16,712,330
Change in net unrealized appreciation/depreciation on investments	(31,343,817)

Net Realized/Unrealized Gains/(Losses) on Investments	(14,631,487)

Change in Net Assets Resulting From Operations	$(16,059,685)

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Oppenheimer Discovery Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(1,428,198)	$(2,265,394)
Net realized gains/(losses) on investment transactions	16,712,330	33,072,781
Change in unrealized appreciation/depreciation on investments	(31,343,817)	72,878,181

Change in net assets resulting from operations	(16,059,685)	103,685,568

Dividends to Shareholders:
From net realized gains	—	(2,889,357)

Change in net assets resulting from dividends to shareholders	—	(2,889,357)

Capital Transactions:
Proceeds from shares issued	20,358,001	22,741,540
Proceeds from shares issued in merger	—	153,408,602
Proceeds from dividends reinvested	—	2,889,357
Value of shares redeemed	(29,060,702)	(53,030,368)

Change in net assets resulting from capital transactions	(8,702,701)	126,009,131

Change in net assets	(24,762,386)	226,805,342
Net Assets:
Beginning of period	350,555,112	123,749,770

End of period	$325,792,726	$350,555,112

Accumulated net investment income/(loss)	$(1,427,531)	$667

Share Transactions:
Shares issued	1,423,751	1,760,070
Shares issued in merger	—	12,864,661
Dividends reinvested	—	200,929
Shares redeemed	(1,927,591)	(3,930,532)

Change in shares	(503,840)	10,895,128

See accompanying notes to the financial statements.

5

AZL Oppenheimer Discovery Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$15.78		$10.94		$9.38	$9.92		$7.70	$5.86

Investment Activities:
Net Investment Income/(Loss)	(0.07)		(0.10)		(0.01)	(0.04)		0.01	(0.02)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.70)		5.07		1.57	(0.50)		2.21	1.86

Total from Investment Activities	(0.77)		4.97		1.56	(0.54)		2.22	1.84

Dividends to Shareholders From:
Net Realized Gains	—		(0.13)		—	—	(a)	—	—

Total Dividends	—		(0.13)		—	—	(a)	—	—

Net Asset Value, End of Period	$15.01		$15.78		$10.94	$9.38		$9.92	$7.70

Total Return(b)	(4.88	)%(c)	45.52%		16.63%	(5.39)%		28.83%	31.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$325,793		$350,555		$123,750	$79,768		$91,473	$47,457
Net Investment Income/(Loss)(d)	(0.87)%		(0.86)%		(0.07)%	(0.40)%		0.11%	(0.23)%
Expenses Before Reductions(d)(e)	1.16%		1.16%		1.18%	1.19%		1.22%	1.24%
Expenses Net of Reductions(d)	1.16%		1.16%		1.18%	1.19%		1.22%	1.24%
Portfolio Turnover Rate	42	%(c)	79	%(f)	161%	145	%(g)	97%	173%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 128%.

(g)	The portfolio turnover rate for the year ended December 31, 2011 was higher than the prior year primarily due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

6

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Oppenheimer Discovery Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $6.8 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $2,047 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Oppenheimer Funds, Inc. (“Oppenheimer”), Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Oppenheimer Discovery Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the

8

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $2,003 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

During the period ended June 30, 2014, the Fund paid approximately $5,875 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

9

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks+	$319,494,275	$—	$319,494,275
Securities Held as Collateral for Securities on Loan	—	10,062,311	10,062,311
Unaffiliated Investment Company	7,638,451	—	7,638,451

Total Investment Securities	$327,132,726	$10,062,311	$337,195,037

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Oppenheimer Discovery Fund	$135,313,072	$146,591,265

6. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $272,098,872. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$68,833,378
Unrealized depreciation	(3,737,213)

Net unrealized appreciation depreciation	$65,096,165

During the year ended December 31, 2013, the Fund utilized $585,012 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Oppenheimer Discovery Fund	$—	$2,889,357	$2,889,357

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Oppenheimer Discovery Fund	$1,775,810	$18,748,231	$—	$96,934,197	$117,458,238

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

7. Acquisition of Funds

On April 26, 2013, the Fund acquired all of the net assets of the AZL Allianz AGIC Opportunity Fund, an open-end investment company, pursuant to a plan of reorganization approved by AZL Allianz AGIC Opportunity Fund shareholders on April 24, 2013. The purpose of the transaction was to combine two funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 12,864,661 shares of the Fund, valued at $153,408,602, for 11,687,440 shares of the AZL Allianz AGIC Opportunity Fund outstanding on April 26, 2013.

The investment portfolio of the AZL Allianz AGIC Opportunity Fund, with a fair value of $153,524,247 and identified cost of $138,025,821 at April 26, 2013, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the

10

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

investments received from the AZL Allianz AGIC Opportunity Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Fund were $142,046,883. All fees and expenses incurred by the AZL Allianz AGIC Opportunity Fund and the Fund directly in connection with the plan of reorganization were borne by the Manager.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2013, are as follows:

Net investment income/(loss)	$(2,485,120)
Net realized/unrealized gains/losses)	115,576,074

Change in net assets resulting from operations	$113,090,954

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the AZL Allianz AGIC Opportunity Fund that have been included in the Fund’s statement of operations since April 26, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Pyramis Core Bond Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Pyramis Core Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Pyramis Core Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Pyramis Core Bond Fund	$1,000.00	$1,045.00	$4.11	0.81%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Pyramis Core Bond Fund	$1,000.00	$1,020.78	$4.06	0.81%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Corporate Bond	34.1%
U.S. Treasury Obligation	18.6
U.S. Government Agency Mortgages	17.8
Collateralized Mortgage Obligations	10.8
Yankee Dollar	8.4
Municipal Bond	5.5
Asset Backed Securities	3.8
Money Market	1.0
Securities Held as Collateral for Securities on Loan	0.8

Total Investment Securities	100.8
Net other assets (liabilities)	(0.8)

Net Assets	100.0%

1

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.8%):
$1,155,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2012-5, 2.35%, 12/10/18	$1,173,579
900,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-3, 3.00%, 7/8/19	926,651
1,750,000	AmeriCredit Automobile Receivables Trust, Class C, Series 2013-4, 2.72%, 9/9/19	1,792,405
1,750,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-4, 3.31%, 10/8/19	1,813,732
38,983	CFC LLC, Class A, Series 2013-1A, 1.65%, 7/17/17(a)	39,092
4,220,000	CFC LLC, Class B, Series 2013-1A, 2.75%, 11/15/18(a)	4,264,800
128,619	Countrywide Asset-Backed Certificates, Class AF5, Series 2004-7, 5.87%, 1/25/35(b)	134,753
1,130,000	Ford Credit Floorplan Master Owner Trust, Class C, Series 2013-3, 1.29%, 6/15/17	1,134,396
1,130,000	Ford Credit Floorplan Master Owner Trust, Class D, Series 2013-3, 1.74%, 6/15/17	1,133,346
387,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-2, 2.33%, 11/15/19	389,491
959,000	Santander Drive Auto Receivables Trust, Class B, Series 2014-3, 1.45%, 5/15/19	959,444
963,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 8/17/20	964,057

Total Asset Backed Securities (Cost $14,570,476)		14,725,746

Collateralized Mortgage Obligations (10.8%):
39,203	Banc of America Commercial Mortgage Trust, Class A4, Series 2006-3, 5.89%, 7/10/44(b)	42,279
110,000	Bank of America Commercial Mortgage Trust, Class A4, Series 2007-1, 5.45%, 1/15/49	118,587
215,972	Citigroup Mortgage Loan Trust, Inc., Class A, Series 2012-A, 2.50%, 6/25/51(a)	209,384
200,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/49^	217,588
236,120	Commercial Mortgage Trust, Class A5, Series 2004-LB4A, 4.84%, 10/15/37	236,861
320,000	Extended Stay America Trust, Class BFL, Series 2013-ESFL, 1.25%, 12/5/31(a)(b)	319,790
230,000	Extended Stay America Trust, Class CFL, Series 2013-ESFL, 1.65%, 12/5/31(a)(b)	230,420
4,716,000	GE Capital Commercial Mortgage Corp., Class A4, Series 2007-C1, 5.54%, 12/10/49	5,122,991
281,749	Granite Master Issuer plc, Class A1, Series 2006-1A, 0.22%, 12/20/54(a)(b)	279,742
3,700,000	Granite Master Issuer plc, Class M2, Series 2006-1A, 0.73%, 12/20/54(a)(b)	3,643,486
79,818	Granite Master Issuer plc, Class A4, Series 2006-2, 0.23%, 12/20/54(b)	79,262
37,879	Granite Master Issuer plc, Class A3, Series 2006-3, 0.23%, 12/20/54(b)	37,530
43,958	Granite Master Issuer plc, Class A7, Series 2006-3, 0.35%, 12/20/54(b)	43,734
3,750,000	Granite Master Issuer plc, Class M2, Series 2006-3, 0.71%, 12/20/54(b)	3,689,141

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,773,108	Granite Master Issuer plc, Class A4, Series 2006-4, 0.25%, 12/20/54(b)	$1,756,619
101,190	Granite Master Issuer plc, Class 2A1, Series 2007-1, 0.29%, 12/20/54(b)	100,580
1,371,000	Granite Master Issuer plc, Class 1B1, Series 2007-1, 0.29%, 12/20/54(b)	1,340,248
21,761	Granite Master Issuer plc, Class 3A1, Series 2007-2, 0.33%, 12/17/54(b)	21,644
257,000	Granite Master Issuer plc, Class 1B1, Series 2007-2, 0.31%, 12/17/54(b)	251,438
371,941	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 6.01%, 7/10/38(b)	400,318
900,000	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 3/10/39	982,049
9,100,000	GS Mortgage Securities Trust, Class XB1, Series 2013-KY0, 3.25%, 11/8/29(b)(c)	277,400
4,112,000	Hilton USA Trust, Class DFX, Series 2013-HLT, 4.41%, 11/5/30(a)	4,257,997
220,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2006-LDP7, 6.06%, 4/15/45(b)	236,640
328,793	JPMorgan Chase Commercial Mortgage Securities Corp., Class A1A, Series 2006-LDP8, 5.40%, 5/15/45	355,182
468,167	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-CB18, 5.44%, 6/12/47	510,682
5,157,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-LD11, 5.99%, 6/15/49(b)	5,670,988
3,921,205	LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 9/15/45(b)	4,409,308
1,390,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-6, 5.48%, 3/12/51(b)	1,526,723
476,178	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-5, 5.38%, 8/12/48	513,741
1,970,000	Morgan Stanley Capital I, Class A4, Series 2007-IQ14, 5.69%, 4/15/49(b)	2,172,295
323,707	Wachovia Bank Commercial Mortgage Trust, Class A1A, Series 2006-C26, 6.01%, 6/15/45(b)	350,611
784,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C33, 6.14%, 7/15/17(b)	857,882
1,843,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 4/15/47	1,995,271

Total Collateralized Mortgage Obligations (Cost $42,425,748)		42,258,411

Corporate Bonds (34.1%):
Airlines (0.1%):
220,983	Continental Airlines 1998-1, Class A, Series 981, 6.65%, 9/15/17	234,640

Banks (5.0%):
320,000	Bank of America Corp., Series L, 1.35%, 11/21/16	320,941

Continued

2

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$113,000	Bank of America Corp., 3.88%, 3/22/17	$120,524
3,677,000	Bank of America Corp., 2.60%, 1/15/19	3,720,252
872,000	Bank of America Corp., Series L, 2.65%, 4/1/19	883,859
550,000	Bank of America Corp., 5.70%, 1/24/22	638,211
250,000	Discover Bank, 7.00%, 4/15/20	300,291
250,000	Huntington National Bank (The), Series BKNT, 1.30%, 11/20/16, Callable 10/20/16 @ 100	251,145
400,000	Huntington National Bank (The), 2.20%, 4/1/19, Callable 3/1/19 @ 100	402,591
5,103,000	JPMorgan Chase & Co., 2.00%, 8/15/17	5,189,510
2,340,000	JPMorgan Chase & Co., 2.35%, 1/28/19	2,367,387
28,000	M&I Marshall & Ilsley Bank, Series BKNT, 5.00%, 1/17/17	30,300
1,278,000	Regions Bank, Series BKNT, 7.50%, 5/15/18, MTN	1,521,091
500,000	Regions Bank, 6.45%, 6/26/37	594,095
500,000	Regions Financial Corp., 5.75%, 6/15/15	522,585
88,000	Regions Financial Corp., 2.00%, 5/15/18, Callable 4/15/18 @ 100	87,690
32,000	SunTrust Banks, Inc., Series BKNT, 3.50%, 1/20/17, Callable 12/20/16 @ 100	33,881
181,000	SunTrust Banks, Inc., 2.35%, 11/1/18, Callable 10/1/18 @ 100	183,314
1,200,000	Wachovia Bank NA, Series BKNT, 6.00%, 11/15/17	1,374,844
800,000	Wells Fargo & Co., 4.10%, 6/3/26, MTN	810,079

		19,352,590

Biotechnology (0.7%):
781,000	Amgen, Inc., 1.25%, 5/22/17	780,301
1,937,000	Amgen, Inc., 2.20%, 5/22/19, Callable 5/22/19 @ 100	1,934,749

		2,715,050

Capital Markets (2.3%):
147,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	152,090
1,355,000	Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17	1,542,608
400,000	Goldman Sachs Group, Inc. (The), 1.75%, 9/15/17	399,208
1,000,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,146,820
642,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	661,433
750,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19	760,194
490,000	Morgan Stanley, Series G, 5.45%, 1/9/17, MTN	539,782
1,300,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN	1,519,665
180,000	Morgan Stanley, 2.13%, 4/25/18	181,977
2,060,000	Morgan Stanley, 2.50%, 1/24/19	2,083,072
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	72,782

		9,059,631

Chemicals (0.0%):
192,000	Ecolab, Inc., 1.45%, 12/8/17	192,246

Consumer Finance (2.5%):
690,000	Capital One Bank USA NA, 1.30%, 6/5/17, Callable 5/5/17 @ 100	689,770

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$320,000	Capital One Financial Corp., 2.45%, 4/24/19, Callable 3/24/19 @ 100	$323,001
1,000,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,025,368
1,140,000	Ford Motor Credit Co. LLC, 1.50%, 1/17/17	1,146,197
324,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	338,013
600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	667,471
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	621,025
1,100,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	1,105,339
751,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	881,721
902,000	Ford Motor Credit Co. LLC, 4.38%, 8/6/23	963,272
186,000	Lazard Group LLC, 4.25%, 11/14/20	194,871
1,600,000	NiSource Finance Corp., 4.45%, 12/1/21, Callable 9/1/21 @ 100	1,722,228

		9,678,276

Diversified Financial Services (2.9%):
270,000	Bank of America NA, Series BKNT, 5.30%, 3/15/17	296,955
2,568,000	Citigroup, Inc., 1.25%, 1/15/16	2,583,467
500,000	Citigroup, Inc., 1.70%, 7/25/16	506,572
570,000	Citigroup, Inc., 1.30%, 11/15/16	570,735
900,000	Citigroup, Inc., 6.00%, 8/15/17	1,018,686
1,043,000	Citigroup, Inc., 6.13%, 11/21/17	1,192,928
1,271,000	Citigroup, Inc., 2.55%, 4/8/19	1,280,939
769,000	Citigroup, Inc., 5.30%, 5/6/44	802,104
228,000	Daimler Finance NA LLC, 1.45%, 8/1/16(a)	230,511
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,109,842
112,000	Hyundai Capital America, Inc., 1.63%, 10/2/15(a)	113,014
91,000	Hyundai Capital America, Inc., 1.88%, 8/9/16(a)	92,339
378,000	Hyundai Capital America, Inc., 1.45%, 2/6/17(a)	379,424
124,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(a)	125,887
161,000	Hyundai Capital America, Inc., 2.88%, 8/9/18(a)	165,657
378,000	Hyundai Capital America, Inc., 2.55%, 2/6/19(a)	381,022
444,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/1/17	505,037
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	164,228

		11,519,347

Diversified Telecommunication Services (3.9%):
820,000	CenturyLink, Inc., Series N, 6.00%, 4/1/17	905,075
28,000	CenturyLink, Inc., Series R, 5.15%, 6/15/17	30,240
62,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	67,580
3,294,000	Verizon Communications, Inc., 2.50%, 9/15/16	3,395,267
605,000	Verizon Communications, Inc., 1.35%, 6/9/17	604,798
1,708,000	Verizon Communications, Inc., 3.65%, 9/14/18	1,826,674
3,751,000	Verizon Communications, Inc., 4.50%, 9/15/20	4,126,069
1,400,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	1,313,347
346,000	Verizon Communications, Inc., 6.40%, 9/15/33	423,829
500,000	Verizon Communications, Inc., 6.25%, 4/1/37	606,754
1,480,000	Verizon Communications, Inc., 6.55%, 9/15/43	1,862,493

		15,162,126

Electric Utilities (1.8%):
146,000	American Electric Power Co., Inc., 1.65%, 12/15/17, Callable 11/15/17 @ 100	146,775

Continued

3

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$138,000	American Electric Power Co., Inc., Series F, 2.95%, 12/15/22, Callable 9/15/22 @ 100	$134,104
302,000	FirstEnergy Corp., Series A, 2.75%, 3/15/18, Callable 2/15/18 @ 100	305,614
1,131,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	1,126,382
2,247,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	2,655,596
340,000	Indiana Michigan Power Co., Series J, 3.20%, 3/15/23, Callable 12/15/22 @ 100	337,538
91,000	Northeast Utilities, 1.45%, 5/1/18, Callable 4/1/18 @ 100	89,362
411,000	Northeast Utilities, 2.80%, 5/1/23, Callable 2/1/23 @ 100	395,791
117,000	NV Energy, Inc., 6.25%, 11/15/20	138,077
600,000	Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	657,475
49,000	Puget Energy, Inc., 6.00%, 9/1/21	57,747
1,000,000	West Penn Power Co., 5.95%, 12/15/17(a)	1,130,243

		7,174,704

Electrical Equipment (0.1%):
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19	34,853
240,000	Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23	252,480

		287,333

Energy Equipment & Services (0.3%):
985,000	Pemex Proj FDG Master TR, 5.75%, 3/1/18	1,110,588

Food & Staples Retailing (0.2%):
286,000	CVS Caremark Corp., 2.25%, 12/5/18, Callable 11/5/18 @ 100	289,500
370,000	Kroger Co. (The), 3.30%, 1/15/21, Callable 12/15/20 @ 100	378,770

		668,270

Food Products (0.2%):
130,000	ConAgra Foods, Inc., 1.90%, 1/25/18	130,313
151,000	ConAgra Foods, Inc., 3.20%, 1/25/23, Callable 10/25/22 @ 100	145,544
216,000	Wm. Wrigley Jr. Co., 1.40%, 10/21/16(a)	217,496
309,000	Wm. Wrigley Jr. Co., 2.00%, 10/20/17(a)	313,534

		806,887

Health Care Providers & Services (0.8%):
781,000	AmerisourceBergen Corp., 1.15%, 5/15/17	780,086
500,000	Express Scripts Holding Co., 4.75%, 11/15/21	553,391
1,600,000	Express Scripts Holding Co., 3.90%, 2/15/22	1,674,470
300,000	McKesson Corp., 2.28%, 3/15/19	301,053

		3,309,000

Independent Power and Renewable Electricity Producers (0.3%):
1,196,000	Dominion Resources, Inc., Series 06-B, 2.53%, 9/30/66, Callable 8/1/14 @ 100(b)	1,105,284
198,000	PPL Capital Funding, Inc., 3.40%, 6/1/23, Callable 3/1/23 @ 100	198,283

		1,303,567

Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates (0.3%):
$1,200,000	General Electric Capitial Corp., Series A, 5.63%, 9/15/17	$1,358,431

Insurance (2.6%):
307,000	American International Group, Inc., Series G, 5.60%, 10/18/16, MTN	337,515
1,565,000	American International Group, Inc., 3.80%, 3/22/17	1,672,371
103,000	American International Group, Inc., 4.88%, 6/1/22	114,697
600,000	Aon plc, 5.00%, 9/30/20	673,014
1,100,000	Five Corners Funding Trust, 4.42%, 11/15/23(a)	1,154,516
59,000	Hartford Financial Services Group, Inc. (The), 5.13%, 4/15/22	67,090
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21(a)	769,985
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	186,564
978,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	1,086,235
291,000	MetLife Global Funding, Inc., 1.88%, 6/22/18(a)	290,131
300,000	Northwestern Mutual Life Insurance Co. (The), 6.06%, 3/30/40(a)	372,109
1,077,000	Pacific Life Corp., 6.00%, 2/10/20(a)	1,230,012
500,000	Pacific Life Corp., 9.25%, 6/15/39(a)	769,165
436,000	Pacific Life Corp., 5.13%, 1/30/43(a)	452,372
50,000	Prudential Financial, Inc., 2.30%, 8/15/18	50,849
65,000	Symetra FINL Corp., 6.13%, 4/1/16(a)	69,760
854,000	Unum Group, 5.75%, 8/15/42	994,584

		10,290,969

Life Sciences Tools & Services (0.1%):
104,000	Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	104,153
66,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	66,672
101,000	Thermo Fisher Scientific, Inc., 4.15%, 2/1/24, Callable 11/1/23 @ 100	105,621

		276,446

Media (1.3%):
134,000	COX Communications, Inc., 3.25%, 12/15/22(a)	131,220
395,000	News America, Inc., 7.75%, 12/1/45	569,502
101,000	Time Warner Cable, Inc., 5.85%, 5/1/17	113,592
716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	907,265
1,000,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100	1,079,748
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	665,511
153,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	178,468
658,000	Time Warner Cable, Inc., 4.50%, 9/15/42, Callable 3/15/42 @ 100	640,551
775,000	Time Warner, Inc., 2.10%, 6/1/19	771,056
46,000	Viacom, Inc., 2.50%, 9/1/18	47,016

		5,103,929

Multi-Utilities (0.3%):
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	338,079
404,000	MidAmerican Energy Holdings Co., 2.00%, 11/15/18, Callable 10/15/18 @ 100	404,675
48,000	NiSource Finance Corp., 6.40%, 3/15/18	55,148

Continued

4

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$56,000	PG&E Corp., 2.40%, 3/1/19, Callable 2/1/19 @ 100	$56,505
500,000	Sempra Energy, 2.88%, 10/1/22, Callable 7/1/22 @ 100	490,214

		1,344,621

Oil, Gas & Consumable Fuels (2.6%):
1,900,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,187,547
166,000	DCP Midstream Operating LLC, 2.50%, 12/1/17, Callable 11/1/17 @ 100	170,763
37,000	DCP Midstream Operating LLC, 2.70%, 4/1/19, Callable 3/1/19 @ 100	37,478
500,000	DCP Midstream Operating LLC, 5.35%, 3/15/20(a)	553,418
1,300,000	DCP Midstream Operating LLC, 4.75%, 9/30/21(a)	1,371,912
106,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100	107,317
1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	1,093,247
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100(a)	117,108
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100(a)	123,736
157,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	158,898
600,000	Marathon Petroleum Corp., 5.13%, 3/1/21	680,274
1,300,000	Phillips 66, 4.30%, 4/1/22	1,406,994
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	352,177
600,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	679,444
114,000	Williams Cos., Inc., 3.70%, 1/15/23, Callable 0 @ 100	109,661
517,000	Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100	522,119
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	297,226

		9,969,319

Pharmaceuticals (0.2%):
355,000	AbbVie, Inc., 1.75%, 11/6/17	356,936
121,000	Mylan, Inc., 1.35%, 11/29/16	121,202
117,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	118,044
57,000	Zoetis, Inc., 1.88%, 2/1/18	57,128
138,000	Zoetis, Inc., 3.25%, 2/1/23, Callable 11/1/22 @ 100	136,509

		789,819

Real Estate Investment Trusts (REITs) (4.0%):
102,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	100,822
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	168,108
1,000,000	BioMed Realty LP, 3.85%, 4/15/16, Callable 3/15/16 @ 100	1,046,214

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$72,000	BioMed Realty LP, 2.63%, 5/1/19, Callable 4/1/19 @ 100	$72,433
500,000	BioMed Realty LP, 4.25%, 7/15/22, Callable 4/15/22 @ 100	515,527
305,000	Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	314,527
44,000	Brandywine Operating Partners LP, 7.50%, 5/15/15	46,469
151,000	Brandywine Operating Partners LP, 6.00%, 4/1/16	162,810
251,000	Brandywine Operating Partners LP, 4.95%, 4/15/18, Callable 3/15/18 @ 100	273,362
357,000	Brandywine Operating Partners LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	359,380
134,000	Camden Property Trust, 2.95%, 12/15/22	129,544
307,000	Camden Property Trust, 4.25%, 1/15/24, Callable 10/15/23 @ 100	321,251
70,000	CommonWealth REIT, 5.88%, 9/15/20, Callable 3/15/20 @ 100	76,221
255,000	Corporate Office Properties LP, 3.70%, 6/15/21, Callable 4/15/21 @ 100	254,861
107,000	DDR Corp., 9.63%, 3/15/16	122,431
1,000,000	DDR Corp., 7.50%, 4/1/17	1,153,919
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	1,192,032
700,000	Duke Realty Corp., 4.38%, 6/15/22, Callable 3/15/22 @ 100	737,370
256,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	260,584
183,000	Duke Realty Corp., 3.63%, 4/15/23, Callable 1/15/23 @ 100	181,483
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	495,517
253,000	ERP Operating LP, 2.38%, 7/1/19, Callable 6/1/19 @ 100	253,998
62,000	Essex Portfolio LP, 5.00%, 3/15/17(a)	68,674
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	490,325
255,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	265,048
48,000	Health Care REIT, Inc., 4.70%, 9/15/17	52,508
143,000	Health Care REIT, Inc., 2.25%, 3/15/18	145,192
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	537,846
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	136,526
1,000,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	1,040,788
184,000	Liberty Property LP, 3.38%, 6/15/23, Callable 3/15/23 @ 100	178,574
303,000	Mack-Cali Realty LP, 5.80%, 1/15/16	322,751
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17	253,034
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	506,366
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	362,148

Continued

5

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$1,573,000	Mid-America Apartments LP, 4.30%, 10/15/23, Callable 7/15/23 @ 100	$1,646,615
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100(a)	128,692
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	68,041
80,000	PPF Funding, Inc., 5.70%, 4/15/17(a)	86,436
116,000	Reckson Operating Partnership LP, 6.00%, 3/31/16	124,841
425,000	Regency Centers LP, 5.25%, 8/1/15	445,031
63,000	Ventas Realty LP/Capital Corp., 1.55%, 9/26/16	63,641
190,000	Ventas Realty LP/Capital Corp., 1.25%, 4/17/17	190,025
225,000	Ventas Realty LP/Capital Corp., 2.00%, 2/15/18, Callable 1/15/18 @ 100	226,845
111,000	Ventas Realty LP/Capital Corp., 4.00%, 4/30/19, Callable 1/30/19 @ 100	119,256
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	65,663

		15,763,729

Technology Hardware, Storage & Peripherals (0.2%):
300,000	Xerox Corp., 4.25%, 2/15/15	306,908
354,000	Xerox Corp., 2.95%, 3/15/17	369,525

		676,433

Tobacco (0.7%):
1,100,000	Altria Group, Inc., 2.85%, 8/9/22	1,058,515
212,000	Altria Group, Inc., 4.00%, 1/31/24	217,836
475,000	Philip Morris International, Inc., 1.88%, 1/15/19	473,875
186,000	Reynolds American, Inc., 3.25%, 11/1/22	179,446
600,000	Reynolds American, Inc., 7.25%, 6/15/37	751,041

		2,680,713

Wireless Telecommunication Services (0.7%):
233,000	Embarq Corp., 7.08%, 6/1/16	259,253
2,390,000	Embarq Corp., 8.00%, 6/1/36	2,611,075

		2,870,328

Total Corporate Bonds (Cost $131,507,830)		133,698,992

Yankee Dollars (8.4%):
Banks (2.4%):
365,000	Banco Nacional de Desenvolvimento Economico, 3.38%, 9/26/16(a)	377,319
620,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(a)	629,300
126,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19(a)	141,750
265,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20(a)	287,114
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23(a)	359,050
200,000	Barclays Bank plc, 2.50%, 2/20/19	202,581
42,000	Credit Suisse, NY, 6.00%, 2/15/18	47,853
205,000	HSBC Holdings plc, 4.25%, 3/14/24	210,971
1,161,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	1,193,397
700,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	710,569

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	$2,789,023
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	494,756
569,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	615,206
387,000	Royal Bank of Scotland Group plc, 5.13%, 5/28/24	392,959
1,000,000	Sumitomo Mitsui Banking Corp., 1.30%, 1/10/17	1,001,692

		9,453,540

Beverages (0.1%):
179,000	Heineken NV, 1.40%, 10/1/17(a)	178,914
187,000	Heineken NV, 2.75%, 4/1/23(a)	178,605

		357,519

Containers & Packaging (0.5%):
2,000,000	Tyco Electronics Group SA, 1.60%, 2/3/15	2,013,428
75,000	Tyco Electronics Group SA, 2.38%, 12/17/18, Callable 11/17/18 @ 100	75,587

		2,089,015

Diversified Financial Services (0.4%):
900,000	BP Capital Markets plc, 4.74%, 3/11/21	1,009,054
366,000	BP Capital Markets plc, 3.81%, 2/10/24	378,134

		1,387,188

Insurance (0.1%):
200,000	AIA Group, Ltd., 2.25%, 3/11/19(a)	200,134

Media (0.0%):
123,000	Thomson Reuters Corp., 1.30%, 2/23/17	123,154

Metals & Mining (0.4%):
200,000	Codelco, Inc., 5.63%, 10/18/43(a)	220,754
1,000,000	Vale Overseas, Ltd., 6.25%, 1/11/16	1,074,587

		1,295,341

Oil, Gas & Consumable Fuels (2.9%):
762,000	Petrobras Global Finance BV, 3.25%, 3/17/17	781,271
1,731,000	Petrobras Global Finance BV, 3.00%, 1/15/19^	1,699,236
762,000	Petrobras Global Finance BV, 4.88%, 3/17/20	782,650
234,000	Petrobras Global Finance BV, 4.38%, 5/20/23^	225,354
1,000,000	Petrobras International Finance Co., 3.50%, 2/6/17	1,026,500
1,087,000	Petrobras International Finance Co., 5.75%, 1/20/20	1,161,786
263,000	Petrobras International Finance Co., 5.38%, 1/27/21	274,106
450,000	Petroleos Mexicanos, 3.50%, 7/18/18	472,950
60,000	Petroleos Mexicanos, 3.13%, 1/23/19^(a)	62,070
285,000	Petroleos Mexicanos, 3.50%, 1/30/23	278,303
135,000	Petroleos Mexicanos, 4.88%, 1/18/24	144,788
284,000	Petroleos Mexicanos, 4.88%, 1/18/24(a)	304,590
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	809,100
1,761,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,833,200
750,000	Petroleos Mexicanos, 6.38%, 1/23/45(a)	870,937
1,000,000	Transocean, Inc., 5.05%, 12/15/16	1,086,322

		11,813,163

Continued

6

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals (0.4%):
$774,000	Actavis Funding SCS, 1.30%, 6/15/17(a)	$772,520
230,000	Actavis Funding SCS, 2.45%, 6/15/19(a)	230,644
200,000	Perrigo Co. plc, 2.30%, 11/8/18(a)	199,918

		1,203,082

Sovereign Bonds (1.1%):
730,000	Federal Republic of Brazil, 4.25%, 1/7/25	739,855
400,000	Federal Republic of Brazil, 5.63%, 1/7/41	430,000
424,000	Italy Government International Bond, 4.50%, 1/21/15	433,484
564,000	Italy Government International Bond, 3.13%, 1/26/15	572,180
419,000	Italy Government International Bond, 4.75%, 1/25/16	445,108
255,000	Italy Government International Bond, 5.38%, 6/12/17^	282,813
400,000	United Mexican States, Series G, 3.50%, 1/21/21, MTN^	415,400
812,000	United Mexican States, 4.00%, 10/2/23	853,412
350,000	United Mexican States, 4.75%, 3/8/44, MTN	357,000

		4,529,252

Thrifts & Mortgage Finance (0.1%):
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	201,155

Total Yankee Dollars (Cost $31,710,618)		32,652,543

Municipal Bonds (5.5%):
California (2.0%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,306
15,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	22,129
2,825,000	California State, Build America Bonds, GO, 7.60%, 11/1/40	4,271,090
1,600,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	2,277,600
475,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	714,077
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	654,612

		7,953,814

Illinois (3.5%):
35,000	Illinois State, GO, 4.96%, 3/1/16	37,231
15,000	Illinois State, GO, 5.37%, 3/1/17	16,416
35,000	Illinois State, GO, 4.35%, 6/1/18	37,028
4,275,000	Illinois State, GO, 5.10%, 6/1/33	4,295,178
455,000	Illinois State, GO, 1.28%, 12/1/15	457,803
420,000	Illinois State, GO, 4.00%, 12/1/20	430,685
565,000	Illinois State, GO, 5.67%, 3/1/18	630,738
870,000	Illinois State, GO, 5.88%, 3/1/19	980,081
1,865,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,258,217
105,000	Chicago Illinois, Taxable Project, GO, Series B, 5.43%, 1/1/42	104,295
570,000	Chicago Illinois, Taxable Project, GO, Series B, 6.31%, 1/1/44	625,706

Principal Amount		Fair Value
Municipal Bonds, continued
Illinois, continued
$80,000	Chicago Illinois, GO, Series B, 5.63%, 1/1/22	$86,086
395,000	Chicago Illinois, Taxable Project, GO, Series C1, 7.78%, 1/1/35	488,982
315,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	365,995
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	11,061
2,500,000	Illinois State Finance Authority Revenue, Series A, 4.55%, 10/1/18	2,559,825
250,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	285,488

		13,670,815

Total Municipal Bonds (Cost $20,527,302)		21,624,629

U.S. Government Agency Mortgages (17.8%):
Federal Home Loan Mortgage Corporation (1.6%)
560,945	3.50%, 1/1/26, Pool #G14312	595,289
329,392	3.50%, 6/1/42, Pool #U90448	336,209
172,111	3.50%, 9/1/42, Pool #U90206	175,688
102,644	3.50%, 4/1/43, Pool #U91319	104,775
168,344	3.50%, 5/1/43, Pool #U91441	171,828
105,051	3.50%, 5/1/43, Pool #U91367	107,238
439,190	3.50%, 6/1/43, Pool #U91609	448,314
475,420	3.50%, 6/1/43, Pool #U91669	485,286
109,352	3.50%, 7/1/43, Pool #U91708	111,616
154,742	3.50%, 7/1/43, Pool #U91694	157,963
340,853	3.50%, 7/1/43, Pool #U91654	347,898
93,292	3.50%, 7/1/43, Pool #U91781	95,229
177,912	3.50%, 7/1/43, Pool #U91740	181,610
235,011	3.50%, 7/1/43, Pool #U91712	239,893
124,945	3.50%, 8/1/43, Pool #U91759	127,533
325,594	3.50%, 8/1/43, Pool #U91752	332,368
373,742	3.50%, 8/1/43, Pool #U91812	381,514
129,514	3.50%, 8/1/43, Pool #U91858	132,207
724,965	3.50%, 8/1/43, Pool #U91853	740,050
126,643	3.50%, 8/1/43, Pool #U91871	129,281
220,630	3.50%, 8/1/43, Pool #U91813	225,218
113,646	3.50%, 8/1/43, Pool #U91779	116,012
248,952	3.50%, 9/1/43, Pool #U91991	254,135
675,388	3.50%, 9/1/43, Pool #U91987	689,428
111,038	3.50%, 9/1/43, Pool #U95147	113,350
95,412	3.50%, 9/1/43, Pool #U91910	97,398
166,099	3.50%, 10/1/43, Pool #U92116	169,558
195,303	3.50%, 10/1/43, Pool #U92089	199,366

		7,266,254

Federal National Mortgage Association (13.9%)
110,411	3.50%, 1/1/34, Pool #AS1406	115,467
333,274	3.50%, 1/1/34, Pool #AS1611	348,466
49,476	3.50%, 1/1/34, Pool #AS1614	51,828
246,243	3.50%, 1/1/34, Pool #AS1612	257,482
84,409	6.00%, 10/1/34, Pool #AL2130	96,436
1,127,792	6.00%, 1/1/37, Pool #932030	1,273,208
250,470	6.00%, 3/1/37, Pool #889506	282,775
295,511	6.00%, 1/1/38, Pool #889371	337,048
103,842	6.00%, 3/1/38, Pool #889219	118,388
59,180	6.00%, 7/1/38, Pool #889733	67,463

Continued

7

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$400,688	6.00%, 5/1/40, Pool #AL2129	$456,708
1,707,318	4.50%, 8/1/40, Pool #AE0217	1,849,786
30,186	4.00%, 9/1/40, Pool #AD5173	32,081
54,556	4.00%, 9/1/40, Pool #AE3951	57,981
35,498	4.00%, 10/1/40, Pool #AE4428	37,726
97,646	4.00%, 10/1/40, Pool #AE4044	103,775
33,394	4.00%, 10/1/40, Pool #AE4047	35,490
188,845	4.00%, 11/1/40, Pool #AE9285	200,698
56,594	4.00%, 11/1/40, Pool #AE4833	60,146
90,702	4.00%, 12/1/40, Pool #AE7856	96,395
197,465	4.00%, 12/1/40, Pool #AA4757	209,860
291,590	4.50%, 3/1/41, Pool #AB2483	316,516
248,629	4.50%, 4/1/41, Pool #AH8419	269,747
1,559,109	4.00%, 10/1/41, Pool #AL2512	1,657,101
428,110	4.50%, 10/1/41, Pool #AH7962	464,654
378,640	4.50%, 10/1/41, Pool #AJ2075	410,969
93,095	4.00%, 11/1/41, Pool #AI0847	99,048
87,429	4.00%, 12/1/41, Pool #AJ3638	93,010
93,082	4.00%, 12/1/41, Pool #AJ9247	99,058
103,116	4.00%, 1/1/42, Pool #AL1456	109,588
39,274	6.00%, 1/1/42, Pool #AL2128	44,849
92,541	4.00%, 2/1/42, Pool #AK3446	98,465
464,528	4.00%, 3/1/42, Pool #AK9442	494,348
92,215	4.00%, 3/1/42, Pool #AK6488	98,099
1,450,319	4.00%, 5/1/42, Pool #AO2983	1,543,181
466,833	4.00%, 5/1/42, Pool #AO3350	496,511
93,328	4.00%, 6/1/42, Pool #AJ9977	99,222
263,364	4.00%, 7/1/42, Pool #AO8233	280,084
90,824	4.00%, 7/1/42, Pool #AO2672	96,572
4,123,481	3.50%, 8/1/42, Pool #AP2133	4,251,245
62,328	3.50%, 8/1/42, Pool #AP2471	63,718
5,169,513	3.50%, 9/1/42, Pool #MA1177	5,284,742
931,331	3.50%, 9/1/42, Pool #AP7510	952,091
920,407	3.50%, 9/1/42, Pool #AP3356	940,925
91,013	3.50%, 11/1/42, Pool #MA1251	93,042
182,349	3.50%, 12/1/42, Pool #AB7131	186,413
951,969	3.50%, 1/1/43, Pool #AR1341	973,193
98,460	3.50%, 1/1/43, Pool #AR1820	100,655
239,174	3.50%, 2/1/43, Pool #AR3327	244,506
1,371,198	3.50%, 3/1/43, Pool #MA1373	1,401,770
294,767	3.50%, 3/1/43, Pool #AB8527	301,340
95,122	3.50%, 4/1/43, Pool #AT3018	97,243
199,506	3.50%, 4/1/43, Pool #AT2388	203,954
552,341	3.50%, 4/1/43, Pool #MA1404	564,656
184,495	3.50%, 4/1/43, Pool #AR8235	188,609
311,236	3.50%, 4/1/43, Pool #AT2032	318,176
393,675	3.00%, 5/1/43, Pool #AB9441	389,363
249,868	3.50%, 5/1/43, Pool #MA1437	255,439
81,069	3.50%, 5/1/43, Pool #AT5978	82,850
5,593,774	3.50%, 6/1/43, Pool #MA1463	5,717,069
416,167	4.00%, 6/1/43, Pool #AT8380	442,459
170,395	3.50%, 6/1/43, Pool #AT9582	174,168
311,459	3.50%, 6/1/43, Pool #AT5914	318,343
157,869	4.00%, 6/1/43, Pool #AL3837	167,835
72,989	3.50%, 6/1/43, Pool #AT4264	74,601
456,272	3.50%, 6/1/43, Pool #AB9703	466,446

Shares or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$460,331	3.50%, 7/1/43, Pool #MA1508	$470,761
2,100,000	3.50%, 7/25/43	2,161,688
8,606,519	3.00%, 8/1/43, Pool #AT8490	8,512,265
397,939	3.50%, 8/1/43, Pool #AU3741	410,363
98,621	3.50%, 9/1/43, Pool #AT8534	100,809
98,678	3.50%, 10/1/43, Pool #AU9313	100,868
98,758	3.50%, 10/1/43, Pool #AU6940	100,943
783,389	4.00%, 1/1/44, Pool #AV2359	832,560
1,500,000	4.50%, 7/25/44	1,624,454
96,833	3.50%, 12/31/49, Pool #MA1667	99,027
1,407,813	3.50%, 12/31/49, Pool #MA1546	1,438,872

		52,967,690

Government National Mortgage Association (2.3%)
27,908	5.00%, 6/15/34, Pool #629493	30,694
562,881	5.50%, 6/15/35, Pool #783800	627,891
29,756	5.00%, 3/15/38, Pool #676766	32,710
20,442	5.00%, 4/15/38, Pool #672672	22,471
67,214	5.00%, 8/15/38, Pool #687818	73,885
657,812	5.00%, 1/15/39, Pool #705997	722,907
5,546	5.00%, 3/15/39, Pool #697946	6,096
660,852	5.00%, 3/15/39, Pool #646746	726,779
15,396	5.00%, 11/20/39, Pool #4578	17,112
23,030	5.00%, 2/20/40, Pool #4637	25,580
49,115	5.00%, 3/20/40, Pool #4658	54,565
81,741	5.00%, 6/20/40, Pool #4715	90,832
130,870	5.00%, 6/20/40, Pool #783069	145,464
19,363	5.00%, 7/20/40, Pool #783050	21,523
67,180	5.00%, 7/20/40, Pool #4747	74,654
138,681	5.00%, 9/20/40, Pool #4802	154,089
809,083	4.00%, 10/15/40, Pool #783143	865,629
50,807	5.00%, 10/20/40, Pool #783232	56,473
939,814	5.00%, 2/20/41, Pool #783278	1,044,627
1,890,484	4.50%, 3/20/41, Pool #4978	2,070,644
1,313,548	4.00%, 5/20/41, Pool #5054	1,408,342
824,862	5.00%, 7/20/41, Pool #783366	916,854

		9,189,821

Total U.S. Government Agency Mortgages (Cost $68,331,387)		69,423,765

U.S. Treasury Obligations (18.6%):
U.S. Treasury Bonds (2.7%)
10,557,000	3.38%, 5/15/44	10,627,932

U.S. Treasury Notes (15.9%)
62,003,000	0.50%, 6/30/16	62,056,261

Total U.S. Treasury Obligations (Cost $72,494,218)		72,684,193

Securities Held as Collateral for Securities on Loan (0.8%):
2,978,098	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	2,978,098

Total Securities Held as Collateral for Securities on Loan (Cost $2,978,098)		2,978,098

Unaffiliated Investment Company (1.0%):
3,839,568	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(e)	3,839,568

Total Unaffiliated Investment Company (Cost $3,839,568)		3,839,568

Total Investment Securities (Cost $388,385,245)(f) — 100.8%		393,885,945
Net other assets (liabilities) — (0.8)%		(2,992,098)

Net Assets — 100.0%		$390,893,847

Continued

8

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2014.

GO—General Obligation

MTN—Medium Term Note

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $2,873,437.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2014. The date presented represents the final maturity date.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2014, these securities represent 0.07% of the net assets of the fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(e)	The rate represents the effective yield at June 30, 2014.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

AZL Pyramis Core Bond Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$388,385,245

Investment securities, at value*	$393,885,945
Interest and dividends receivable	2,364,224
Receivable for capital shares issued	58,347
Receivable for investments sold	8,739,944
Prepaid expenses	1,633

Total Assets	405,050,093

Liabilities:
Payable for investments purchased	10,904,107
Payable for collateral received on loaned securities	2,978,098
Interest payable on securities sold short	3,376
Manager fees payable	159,436
Administration fees payable	11,591
Distribution fees payable	79,718
Custodian fees payable	4,823
Administrative and compliance services fees payable	1,061
Trustee fees payable	2,299
Other accrued liabilities	11,737

Total Liabilities	14,156,246

Net Assets	$390,893,847

Net Assets Consist of:
Capital	$380,209,086
Accumulated net investment income/(loss)	9,928,350
Accumulated net realized gains/(losses) from investment transactions	(4,744,289)
Net unrealized appreciation/(depreciation) on investments	5,500,700

Net Assets	$390,893,847

Shares of beneficial interest (unlimited number of shares authorized, no par value)	38,253,623
Net Asset Value (offering and redemption price per share)	$10.22

*	Includes securities on loan of $2,873,437.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Interest	$5,197,283
Dividends	4
Income from securities lending	2,860

Total Investment Income	5,200,147

Expenses:
Manager fees	948,753
Administration fees	82,371
Distribution fees	474,376
Custodian fees	7,903
Administrative and compliance services fees	3,162
Trustee fees	9,918
Professional fees	9,663
Shareholder reports	2,633
Other expenses	3,716

Total expenses	1,542,495

Net Investment Income/(Loss)	3,657,652

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,030,640
Change in net unrealized appreciation/depreciation on investments	10,941,205

Net Realized/Unrealized Gains/(Losses) on Investments	12,971,845

Change in Net Assets Resulting From Operations	$16,629,497

See accompanying notes to the financial statements.

10

Statements of Changes in Net Assets

	AZL Pyramis Core Bond Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,657,652	$4,395,875
Net realized gains/(losses) on investment transactions	2,030,640	(4,746,346)
Change in unrealized appreciation/depreciation on investments	10,941,205	(6,959,487)

Change in net assets resulting from operations	16,629,497	(7,309,958)

Dividends to Shareholders:
From net investment income	—	(1,418,029)
From net realized gains	—	(669,238)

Change in net assets resulting from dividends to shareholders	—	(2,087,267)

Capital Transactions:
Proceeds from shares issued	36,151,947	60,581,406
Proceeds from dividends reinvested	—	2,087,267
Value of shares redeemed	(32,510,801)	(40,347,726)

Change in net assets resulting from capital transactions	3,641,146	22,320,947

Change in net assets	20,270,643	12,923,722
Net Assets:
Beginning of period	370,623,204	357,699,482

End of period	$390,893,847	$370,623,204

Accumulated net investment income/(loss)	$9,928,350	$6,270,698

Share Transactions:
Shares issued	3,603,783	6,134,245
Dividends reinvested	—	216,746
Shares redeemed	(3,235,196)	(4,006,423)

Change in shares	368,587	2,344,568

See accompanying notes to the financial statements.

11

AZL Pyramis Core Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	September 5, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.78		$10.06	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09		0.12	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.35		(0.34)	0.04

Total from Investment Activities	0.44		(0.22)	0.06

Dividends to Shareholders From:
Net Investment Income	—		(0.04)	—
Net Realized Gains	—		(0.02)	—

Total Dividends	—		(0.06)	—

Net Asset Value, End of Period	$10.22		$9.78	$10.06

Total Return(b)	4.50	%(c)	(2.20)%	0.60	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$390,894		$370,623	$357,699
Net Investment Income/(Loss)(d)	1.93%		1.24%	0.78%
Expenses Before Reductions(d)(e)	0.81%		0.81%	0.80%
Expenses Net of Reductions(d)	0.81%		0.81%	0.80%
Portfolio Turnover Rate(f)	271	%(c)	488%	303	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

12

AZL Pyramis Core Bond Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Pyramis Core Bond Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

13

AZL Pyramis Core Bond Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $2.6 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $283 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Pyramis Global Advisors, LLC (“Pyramis”), Pyramis provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Pyramis Core Bond Fund	0.50%	0.95%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of

14

AZL Pyramis Core Bond Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $2,234 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short.

Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

15

AZL Pyramis Core Bond Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Asset Backed Securities	$—	$14,725,746	$14,725,746
Collateralized Mortgage Obligations	—	42,258,411	42,258,411
Corporate Bonds+	—	133,698,992	133,698,992
Municipal Bonds	—	21,624,629	21,624,629
Securities Held as Collateral for Securities on Loan	—	2,978,098	2,978,098
U.S. Government Agency Mortgages	—	69,423,765	69,423,765
U.S. Treasury Obligations	—	72,684,193	72,684,193
Yankee Dollars+	—	32,652,543	32,652,543
Unaffiliated Investment Company	3,839,568	—	3,839,568

Total Investment Securities	$3,839,568	$390,046,377	$393,885,945

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Pyramis Core Bond Fund	$1,028,008,308	$1,000,413,735

For the period ended June 30, 2014, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Pyramis Core Bond Fund	$943,299,178	$955,894,338

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2014 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Principal Amount	Fair Value	Percentage of Net Assets

GS Mortgage Securities Trust, Series 2013-KY0, Class XB1, 3.25%, 11/8/29	2/15/13	$328,616	$9,100,000	$277,400	0.07%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

16

AZL Pyramis Core Bond Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Cost for federal income tax purposes at June 30, 2014 is $388,460,472. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,014,549
Unrealized depreciation	(1,589,076)

Net unrealized appreciation depreciation	$5,425,473

As of the end of its tax year ended December 31, 2013, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Pyramis Core Bond Fund	$6,375,411	$189,912	$6,565,323

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Pyramis Core Bond Fund	$2,087,267	$—	$2,087,267

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

During the year ended December 31, 2013 there were no dividends paid to shareholders.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Pyramis Core Bond Fund	$6,291,392	$—	$(6,565,323)	$(5,670,805)	$(5,944,736)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Russell 1000 Growth Index Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 11

Statement of Operations Page 11

Statements of Changes in Net Assets Page 12

Financial Highlights Page 13

Notes to the Financial Statements Page 14

Other Information Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Russell 1000 Growth Index Fund	$1,000.00	$1,059.20	$3.93	0.77%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Russell 1000 Growth Index Fund	$1,000.00	$1,020.98	$3.86	0.77%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	26.7%
Consumer Discretionary	18.3
Health Care	12.5
Industrials	12.2
Consumer Staples	10.3
Energy	6.2
Financials	4.8
Materials	4.2
Telecommunication Services	2.5
Utilities	0.1

Total Common Stock	97.8
Money Market	2.2
Securities Held as Collateral for Securities on Loan	1.1

Total Investment Securities	101.1
Net other assets (liabilities)	(1.1)

Net Assets	100.0%

1

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.8%):
Aerospace & Defense (2.9%):
1,302	BE Aerospace, Inc.*	$120,422
9,021	Boeing Co. (The)	1,147,741
1,200	Hexcel Corp.*	49,080
9,682	Honeywell International, Inc.	899,942
513	Huntington Ingalls Industries, Inc.	48,525
3,352	Lockheed Martin Corp.	538,767
1,791	Precision Castparts Corp.	452,048
1,477	Rockwell Collins, Inc.	115,413
1,388	Spirit AeroSystems Holdings, Inc., Class A*	46,776
661	TransDigm Group, Inc.	110,559
155	Triumph Group, Inc.	10,822
1,270	United Technologies Corp.	146,622

		3,686,717

Air Freight & Logistics (1.1%):
1,827	C.H. Robinson Worldwide, Inc.	116,544
2,440	Expeditors International of Washington, Inc.	107,750
1,572	FedEx Corp.	237,969
8,756	United Parcel Service, Inc., Class B	898,892

		1,361,155

Airlines (0.7%):
764	Alaska Air Group, Inc.	72,618
8,910	American Airlines Group, Inc.*	382,775
323	Copa Holdings SA, Class A	46,050
543	Delta Air Lines, Inc.	21,025
7,618	Southwest Airlines Co.	204,619
900	Spirit Airlines, Inc.*	56,916
4,621	United Continental Holdings, Inc.*	189,784

		973,787

Auto Components (0.6%):
1,671	Allison Transmission Holdings, Inc.	51,968
2,842	BorgWarner, Inc.	185,270
1,032	Gentex Corp.	30,021
3,091	Goodyear Tire & Rubber Co.	85,868
2,194	Johnson Controls, Inc.	109,546
806	Lear Corp.	71,992
1,176	Tesla Motors, Inc.*^	282,311

		816,976

Automobiles (0.2%):
2,700	Harley-Davidson, Inc.	188,595
550	Thor Industries, Inc.	31,279

		219,874

Banks (0.1%):
546	Signature Bank*	68,895
54	SVB Financial Group*	6,297

		75,192

Beverages (3.5%):
1,904	Brown-Forman Corp., Class B	179,300
49,121	Coca-Cola Co. (The)	2,080,765
3,109	Coca-Cola Enterprises, Inc.	148,548
1,850	Constellation Brands, Inc., Class A*	163,041
2,428	Dr Pepper Snapple Group, Inc.	142,232

Shares		Fair Value
Common Stocks, continued
Beverages, continued
1,771	Monster Beverage Corp.*	$125,794
18,755	PepsiCo, Inc.	1,675,572

		4,515,252

Biotechnology (4.7%):
2,447	Alexion Pharmaceuticals, Inc.*	382,344
1,529	Alkermes plc*	76,955
697	Alnylam Pharmaceuticals, Inc.*	44,029
8,878	Amgen, Inc.	1,050,889
2,935	Biogen Idec, Inc.*	925,435
1,805	BioMarin Pharmaceutical, Inc.*	112,289
10,266	Celgene Corp.*	881,644
883	Cubist Pharmaceuticals, Inc.*	61,651
18,999	Gilead Sciences, Inc.*	1,575,208
1,789	Incyte Corp.*	100,971
154	Intercept Pharmaceuticals, Inc.*	36,441
940	Medivation, Inc.*	72,455
810	Myriad Genetics, Inc.*^	31,525
975	Regeneron Pharmaceuticals, Inc.*	275,408
1,265	Seattle Genetics, Inc.*	48,386
586	United Therapeutics Corp.*	51,855
2,922	Vertex Pharmaceuticals, Inc.*	276,655

		6,004,140

Building Products (0.3%):
415	A.O. Smith Corp.	20,576
1,194	Allegion plc	67,676
560	Armstrong World Industries, Inc.*	32,161
857	Fortune Brands Home & Security, Inc.	34,220
606	Lennox International, Inc.	54,279
4,377	Masco Corp.	97,169
1,153	USG Corp.*	34,740

		340,821

Capital Markets (1.2%):
683	Affiliated Managers Group, Inc.*	140,288
822	Ameriprise Financial, Inc.	98,640
340	Artisan Partners Asset Management, Inc.	19,271
602	BlackRock, Inc., Class A+	192,399
2,295	Charles Schwab Corp. (The)	61,804
1,512	Eaton Vance Corp.	57,138
859	Federated Investors, Inc., Class B	26,560
4,009	Franklin Resources, Inc.	231,881
819	Invesco, Ltd.	30,917
1,515	Lazard, Ltd., Class A	78,113
504	Legg Mason, Inc.	25,860
1,537	SEI Investments Co.	50,367
3,251	T. Rowe Price Group, Inc.	274,418
2,910	TD Ameritrade Holding Corp.	91,229
1,040	Waddell & Reed Financial, Inc., Class A	65,094

		1,443,979

Chemicals (3.6%):
919	Airgas, Inc.	100,088
418	Albemarle Corp.	29,887
52	Cabot Corp.	3,015
165	Celanese Corp., Series A	10,606

Continued

2

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
53	Cytec Industries, Inc.	$5,587
2,384	Dow Chemical Co. (The)	122,681
10,724	E.I. du Pont de Nemours & Co.	701,779
1,691	Eastman Chemical Co.	147,709
3,298	Ecolab, Inc.	367,199
1,630	FMC Corp.	116,040
1,752	Huntsman Corp.	49,231
1,000	International Flavor & Fragrances, Inc.	104,280
5,455	LyondellBasell Industries NV, Class A	532,681
6,484	Monsanto Co.	808,814
111	NewMarket Corp.	43,524
1,053	Platform Speciality Products Corp.*	29,516
1,711	PPG Industries, Inc.	359,567
3,620	Praxair, Inc.	480,881
62	Rayonier Advanced Materials, Inc.*	2,390
56	Rockwood Holdings, Inc.	4,255
1,504	RPM International, Inc.	69,455
538	Scotts Miracle-Gro Co. (The)	30,591
1,065	Sherwin Williams Co.	220,359
676	Sigma Aldrich Corp.	68,600
1,031	Valspar Corp. (The)	78,552
805	W.R. Grace & Co.*	76,097
445	Westlake Chemical Corp.	37,273

		4,600,657

Commercial Services & Supplies (0.6%):
996	Cintas Corp.	63,286
552	Clean Harbors, Inc.*	35,466
1,407	Copart, Inc.*	50,596
545	Covanta Holding Corp.	11,232
1,851	Iron Mountain, Inc.	65,618
696	KAR Auction Services, Inc.	22,182
1,123	Pitney Bowes, Inc.	31,017
240	R.R. Donnelley & Sons Co.	4,070
752	Rollins, Inc.	22,560
1,041	Stericycle, Inc.*	123,275
5,091	Tyco International, Ltd.	232,150
929	Waste Connections, Inc.	45,103
593	Waste Management, Inc.	26,525

		733,080

Communications Equipment (1.6%):
1,557	Arris Group, Inc.*	50,649
771	CommScope Holding Co., Inc.*	17,833
131	EchoStar Corp., Class A*	6,935
938	F5 Networks, Inc.*	104,531
270	Harris Corp.	20,453
1,272	Juniper Networks, Inc.*	31,215
624	Motorola Solutions, Inc.	41,540
643	Palo Alto Networks, Inc.*	53,916
20,880	QUALCOMM, Inc.	1,653,695
2,042	Riverbed Technology, Inc.*	42,126

		2,022,893

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (0.2%):
1,234	Chicago Bridge & Iron Co. NV	$84,159
1,194	Fluor Corp.	91,819
1,234	Foster Wheeler, Ltd.*	42,042
639	Quanta Services, Inc.*	22,097

		240,117

Construction Materials (0.1%):
624	Eagle Materials, Inc.	58,831
579	Martin Marietta Materials, Inc.	76,457

		135,288

Consumer Finance (0.9%):
2,994	Ally Financial, Inc.*	71,587
11,222	American Express Co.	1,064,630
70	Santander Consumer USA Holdings, Inc.	1,361
1,780	SLM Corp.	14,792

		1,152,370

Containers & Packaging (0.4%):
183	AptarGroup, Inc.	12,263
397	Avery Dennison Corp.	20,346
1,730	Ball Corp.	108,436
1,715	Crown Holdings, Inc.*	85,338
1,219	Owens-Illinois, Inc.*	42,226
1,199	Packaging Corp. of America	85,717
2,672	Sealed Air Corp.	91,302
563	Silgan Holdings, Inc.	28,612

		474,240

Distributors (0.2%):
1,767	Genuine Parts Co.	155,143
3,768	LKQ Corp.*	100,568

		255,711

Diversified Consumer Services (0.1%):
3,419	H&R Block, Inc.	114,605
2,056	Service Corp. International	42,600

		157,205

Diversified Financial Services (0.4%):
1,047	CBOE Holdings, Inc.	51,523
604	IntercontinentalExchange Group, Inc.	114,096
748	Leucadia National Corp.	19,613
1,082	LPL Financial Holdings, Inc.	53,819
2,338	Moody’s Corp.	204,948
646	MSCI, Inc., Class A*	29,619

		473,618

Diversified Telecommunication Services (2.1%):
433	CenturyLink, Inc.	15,675
2,086	Level 3 Communications, Inc.*	91,596
1,698	TW Telecom, Inc.*	68,446
51,232	Verizon Communications, Inc.	2,506,782
7,042	Windstream Holdings, Inc.^	70,138

		2,752,637

Electric Utilities (0.1%):
1,839	ITC Holdings Corp.	67,087

Continued

3

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.8%):
535	Acuity Brands, Inc.	$73,964
3,038	AMETEK, Inc.	158,827
6,484	Emerson Electric Co.	430,277
117	Hubbell, Inc., Class B	14,409
1,719	Rockwell Automation, Inc.	215,150
559	Roper Industries, Inc.	81,620
525	Solarcity Corp.*^	37,065

		1,011,312

Electronic Equipment, Instruments & Components (0.4%):
1,941	Amphenol Corp., Class A	186,996
348	Avnet, Inc.	15,420
1,075	CDW Corp.	34,271
3,756	Corning, Inc.	82,444
1,241	FLIR Systems, Inc.	43,100
403	IPG Photonics Corp.*^	27,726
1,263	National Instruments Corp.	40,909
3,228	Trimble Navigation, Ltd.*	119,275

		550,141

Energy Equipment & Services (2.7%):
174	Atwood Oceanics, Inc.*	9,132
448	Baker Hughes, Inc.	33,354
1,611	Cameron International Corp.*	109,081
959	Dresser-Rand Group, Inc.*	61,117
511	Dril-Quip, Inc.*	55,822
2,920	FMC Technologies, Inc.*	178,324
51	Frank’s International NV	1,254
10,438	Halliburton Co.	741,202
809	Helmerich & Payne, Inc.	93,933
365	Nabors Industries, Ltd.	10,720
451	National-Oilwell Varco, Inc.	37,140
1,327	Oceaneering International, Inc.	103,679
914	Patterson-UTI Energy, Inc.	31,935
782	RPC, Inc.	18,369
16,089	Schlumberger, Ltd.	1,897,697
1,296	Seadrill, Ltd.^	51,775
132	Superior Energy Services, Inc.	4,770
39	Unit Corp.*	2,684

		3,441,988

Food & Staples Retailing (1.6%):
5,126	Costco Wholesale Corp.	590,310
2,054	CVS Caremark Corp.	154,810
6,302	Kroger Co. (The)	311,508
1,209	Sprouts Farmers Market, Inc.*^	39,558
2,712	Sysco Corp.	101,564
8,879	Walgreen Co.	658,201
2,009	Wal-Mart Stores, Inc.	150,816
1,976	Whole Foods Market, Inc.	76,333

		2,083,100

Food Products (1.8%):
794	Archer-Daniels-Midland Co.	35,023
1,455	Campbell Soup Co.	66,654
2,141	Flowers Foods, Inc.	45,132
7,601	General Mills, Inc.	399,357

Shares		Fair Value
Common Stocks, continued
Food Products, continued
568	Hain Celestial Group, Inc.*	$50,404
1,846	Hershey Co.	179,745
925	Hillshire Brands Co.	57,628
1,638	Hormel Foods Corp.	80,835
140	Ingredion, Inc.	10,506
2,896	Kellogg Co.	190,267
1,749	Keurig Green Mountain, Inc.	217,943
7,365	Kraft Foods Group, Inc., Class A	441,531
1,624	McCormick & Co.	116,262
2,492	Mead Johnson Nutrition Co.	232,180
104	Pilgrim’s Pride Corp.*	2,845
8,075	Rite AID Corp.*	57,898
203	Tyson Foods, Inc., Class A	7,621
2,151	WhiteWave Foods Co., Class A*	69,628

		2,261,459

Health Care Equipment & Supplies (1.6%):
1,010	Align Technology, Inc.*	56,600
6,713	Baxter International, Inc.	485,351
2,391	Becton, Dickinson & Co.	282,856
1,555	Boston Scientific Corp.*	19,857
952	C.R. Bard, Inc.	136,146
431	Cooper Cos., Inc. (The)	58,413
550	DENTSPLY International, Inc.	26,043
1,318	Edwards Lifesciences Corp.*	113,137
63	Hill-Rom Holdings, Inc.	2,615
957	Hologic, Inc.*	24,260
641	IDEXX Laboratories, Inc.*	85,618
440	Intuitive Surgical, Inc.*	181,192
1,743	ResMed, Inc.^	88,248
438	Sirona Dental Systems, Inc.*	36,117
2,265	St. Jude Medical, Inc.	156,851
2,479	Stryker Corp.	209,029
1,285	Varian Medical Systems, Inc.*	106,835
156	Zimmer Holdings, Inc.	16,202

		2,085,370

Health Care Providers & Services (1.8%):
1,318	Aetna, Inc.	106,863
2,793	AmerisourceBergen Corp.	202,939
1,552	Brookdale Senior Living, Inc.*	51,744
341	Cardinal Health, Inc.	23,379
2,534	Catamaran Corp.*	111,901
714	Centene Corp.*	53,986
3,699	Cerner Corp.*	190,794
259	CIGNA Corp.	23,820
762	DaVita, Inc.*	55,108
1,004	Envision Healthcare Holdings, Inc.*	36,054
8,287	Express Scripts Holding Co.*	574,538
384	HCA Holdings, Inc.*	21,650
1,065	Henry Schein, Inc.*	126,384
415	Laboratory Corp. of America Holdings*	42,496
2,853	McKesson, Inc.	531,257
814	MEDNAX, Inc.*	47,334
93	Patterson Cos., Inc.	3,674
401	Premier, Inc., Class A*	11,629

Continued

4

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
330	Quintiles Transnational Holdings, Inc.*	$17,586
1,221	Tenet Healthcare Corp.*	57,314
242	Universal Health Services, Inc., Class B	23,174

		2,313,624

Health Care Technology (0.1%):
829	Allscripts Healthcare Solutions, Inc.*	13,305
468	athenahealth, Inc.*	58,561
925	IMS Health Holdings, Inc.*	23,754

		95,620

Hotels, Restaurants & Leisure (3.1%):
532	Aramark Holdings Corp.	13,768
482	Bally Technologies, Inc.*	31,677
777	Brinker International, Inc.^	37,801
1,308	Burger King Worldwide, Inc.	35,604
386	Chipotle Mexican Grill, Inc.*	228,709
37	Choice Hotels International, Inc.	1,743
674	Domino’s Pizza, Inc.	49,263
1,288	Dunkin’ Brands Group, Inc.	59,003
1,674	Hilton Worldwide Holdings, Inc.*	39,004
42	Hyatt Hotels Corp., Class A*	2,561
4,651	Las Vegas Sands Corp.	354,499
2,394	Marriott International, Inc., Class A	153,455
12,227	McDonald’s Corp.	1,231,749
393	MGM Resorts International*	10,375
1,040	Norwegian Cruise Line Holdings, Ltd.*	32,968
302	Panera Bread Co., Class A*	45,249
842	SeaWorld Entertainment, Inc.	23,854
902	Six Flags Entertainment Corp.	38,380
9,313	Starbucks Corp.	720,640
1,067	Starwood Hotels & Resorts Worldwide, Inc.	86,235
1,565	Wyndham Worldwide Corp.	118,502
1,006	Wynn Resorts, Ltd.	208,805
5,459	Yum! Brands, Inc.	443,271

		3,967,115

Household Durables (0.3%):
328	D.R. Horton, Inc.	8,062
843	Harman International Industries, Inc.	90,564
487	Jarden Corp.*	28,903
848	Leggett & Platt, Inc.	29,069
135	Lennar Corp.	5,667
2,017	Newell Rubbermaid, Inc.	62,507
55	NVR, Inc.*	63,284
753	Tempur-Pedic International, Inc.*	44,954
623	Tupperware Brands Corp.	52,145
89	Whirlpool Corp.	12,391

		397,546

Household Products (1.2%):
1,665	Church & Dwight Co., Inc.	116,467
1,315	Clorox Co. (The)	120,191
10,123	Colgate-Palmolive Co.	690,186
3,864	Kimberly-Clark Corp.	429,754

Shares		Fair Value
Common Stocks, continued
Household Products, continued
1,908	Procter & Gamble Co. (The)	$149,950
263	Spectrum Brands Holdings, Inc.	22,626

		1,529,174

Independent Power and Renewable Electricity Producers (0.0%):
744	Calpine Corp.*	17,715

Industrial Conglomerates (1.0%):
8,094	3M Co.	1,159,384
1,767	Danaher Corp.	139,116

		1,298,500

Insurance (0.5%):
135	American Financial Group, Inc.	8,041
2,818	Aon plc	253,874
1,861	Arthur J. Gallagher & Co.	86,723
84	Brown & Brown, Inc.	2,580
304	Erie Indemnity Co., Class A	22,879
4,583	Marsh & McLennan Cos., Inc.	237,490
238	Reinsurance Group of America, Inc.	18,778

		630,365

Internet & Catalog Retail (2.4%):
4,648	Amazon.com, Inc.*	1,509,578
1,251	Expedia, Inc.	98,529
5,954	Groupon, Inc.*^	39,415
1,070	HomeAway, Inc.*	37,257
3,036	Liberty Media Corp. — Interactive, Class A*	89,137
925	LibeMrty Ventures, Inc., Series A*	68,265
742	Netflix, Inc.*	326,925
638	Priceline.com, Inc.*	767,514
1,373	TripAdvisor, Inc.*	149,190
188	zulily, Inc., Class A*^	7,699

		3,093,509

Internet Software & Services (5.7%):
2,188	Akamai Technologies, Inc.*	133,599
15,677	eBay, Inc.*	784,791
621	Equinix, Inc.*^	130,466
24,427	Facebook, Inc., Class A*	1,643,693
3,514	Google, Inc., Class C*	2,021,534
3,472	Google, Inc., Class A*	2,029,973
378	IAC/InterActiveCorp	26,169
1,291	LinkedIn Corp., Class A*	221,368
1,484	Rackspace Hosting, Inc.*	49,951
5,928	Twitter, Inc.*	242,870
1,490	VeriSign, Inc.*	72,727
629	Yelp, Inc.*	48,232
385	Zillow, Inc., Class A*	55,028

		7,460,401

IT Services (5.6%):
7,825	Accenture plc, Class A	632,573
671	Alliance Data Systems Corp.*	188,719
5,971	Automatic Data Processing, Inc.	473,381
860	Booz Allen Hamilton Holding Corp.	18,266
1,466	Broadridge Financial Solutions, Inc.	61,044
7,528	Cognizant Technology Solutions Corp., Class A*	368,194

Continued

5

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
110	Computer Sciences Corp.	$6,952
317	DST Systems, Inc.	29,218
442	Fidelity National Information Services, Inc.	24,195
3,095	Fiserv, Inc.*	186,690
1,026	FleetCor Technologies, Inc.*	135,227
1,108	Gartner, Inc.*	78,136
213	Genpact, Ltd.*	3,734
904	Global Payments, Inc.	65,856
11,702	International Business Machines Corp.	2,121,223
1,041	Jack Henry & Associates, Inc.	61,867
12,436	MasterCard, Inc., Class A	913,673
3,594	Paychex, Inc.	149,367
560	Sabre Corp.*	11,228
1,537	Teradata Corp.*	61,787
1,578	Total System Services, Inc.	49,565
1,541	Vantive, Inc., Class A*	51,808
1,379	VeriFone Systems, Inc.*	50,678
6,203	Visa, Inc., Class A	1,307,035
6,663	Western Union Co.	115,536

		7,165,952

Leisure Products (0.2%):
1,228	Hasbro, Inc.	65,145
1,517	Mattel, Inc.	59,117
815	Polaris Industries, Inc.	106,146

		230,408

Life Sciences Tools & Services (0.7%):
594	Agilent Technologies, Inc.	34,119
1,406	Bruker Corp.*	34,124
290	Charles River Laboratories International, Inc.*	15,521
642	Covance, Inc.*	54,942
1,589	Illumina, Inc.*	283,700
358	Mettler-Toledo International, Inc.*	90,638
265	PerkinElmer, Inc.	12,413
213	Techne Corp.	19,717
1,989	Thermo Fisher Scientific, Inc.	234,702
1,054	Waters Corp.*	110,080

		889,956

Machinery (2.1%):
1,637	Caterpillar, Inc.	177,893
1,178	Colfax Corp.*	87,808
219	Crane Co.	16,285
2,275	Cummins, Inc.	351,010
989	Deere & Co.	89,554
1,643	Donaldson Co., Inc.	69,532
1,517	Dover Corp.	137,971
1,698	Flowserve Corp.	126,246
737	Graco, Inc.	57,545
932	IDEX Corp.	75,250
4,225	Illinois Tool Works, Inc.	369,941
283	Ingersoll-Rand plc	17,690
254	ITT Corp.	12,217
338	Lincoln Electric Holdings, Inc.	23,619
1,662	Manitowoc Co., Inc. (The)	54,613

Shares		Fair Value
Common Stocks, continued
Machinery, continued
709	Middleby Corp. (The)*	$58,648
111	Navistar International Corp.*	4,160
810	Nordson Corp.	64,954
4,020	PACCAR, Inc.	252,577
1,359	Pall Corp.	116,045
982	Parker Hannifin Corp.	123,467
165	Pentair plc	11,900
101	Snap-On, Inc.	11,971
216	Stanley Black & Decker, Inc.	18,969
66	Timken Co.	4,477
681	Toro Co.	43,312
1,468	Trinity Industries, Inc.	64,181
21	Valmont Industries, Inc.^	3,191
711	WABCO Holdings, Inc.*	75,949
1,179	Wabtec Corp.	97,374
1,649	Xylem, Inc.	64,443

		2,682,792

Marine (0.1%):
705	Kirby Corp.*	82,584

Media (5.7%):
757	AMC Networks, Inc., Class A*	46,548
2,455	Cablevision Systems Corp., Class A	43,331
6,368	CBS Corp., Class B	395,708
982	Charter Communications, Inc., Class A*	155,529
1,453	Cinemark Holdings, Inc.	51,378
232	Clear Channel Outdoor Holdings, Inc., Class A	1,898
29,321	Comcast Corp., Class A	1,573,950
5,786	DIRECTV, Inc., Class A*	491,868
2,838	Discovery Communications, Inc., Class A*	210,807
1,933	DISH Network Corp., Class A*	125,800
5,242	Interpublic Group of Cos., Inc. (The)	102,271
993	Lamar Advertising Co.	52,629
953	Lions Gate Entertainment Corp.^	27,237
909	Live Nation, Inc.*	22,443
3,368	McGraw-Hill Cos., Inc. (The)	279,645
224	Morningstar, Inc.	16,085
3,183	Omnicom Group, Inc.	226,693
2,542	Pandora Media, Inc.*	74,989
273	Regal Entertainment Group, Class A	5,760
1,306	Scripps Networks Interactive, Class A	105,969
34,123	Sirius XM Holdings, Inc.*	118,066
1,013	Starz — Liberty Capital*	30,177
3,446	Time Warner Cable, Inc.	507,596
17,360	Twenty-First Century Fox, Inc.	610,204
5,317	Viacom, Inc., Class B	461,143
17,954	Walt Disney Co. (The)	1,539,376

		7,277,100

Metals & Mining (0.1%):
40	Carpenter Technology Corp.	2,530
416	Compass Minerals International, Inc.	39,828
1,801	Southern Copper Corp.	54,696
128	Tahoe Resources, Inc.*	3,354

		100,408

Continued

6

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.6%):
193	Big Lots, Inc.*	$8,820
204	Dillard’s, Inc., Class A	23,788
2,917	Dollar General Corp.*	167,319
2,552	Dollar Tree, Inc.*	138,982
1,115	Family Dollar Stores, Inc.	73,746
142	Kohl’s Corp.	7,481
3,452	Macy’s, Inc.	200,284
1,714	Nordstrom, Inc.	116,432
258	Sears Holdings Corp.*	10,310
790	Target Corp.	45,781

		792,943

Multi-Utilities (0.0%):
439	Dominion Resources, Inc.	31,397

Oil, Gas & Consumable Fuels (3.5%):
456	Anadarko Petroleum Corp.	49,918
656	Antero Resources Corp.*	43,053
634	Athlon Energy, Inc.*	30,242
5,188	Cabot Oil & Gas Corp.	177,118
2,933	Cheniere Energy, Inc.*	210,296
1,499	Chesapeake Energy Corp.	46,589
130	Cimarex Energy Co.	18,650
3,945	Cobalt International Energy, Inc.*	72,391
1,388	Concho Resources, Inc.*	200,566
537	Continental Resources, Inc.*^	84,867
78	CVR Energy, Inc.^	3,759
6,761	EOG Resources, Inc.	790,090
1,695	EQT Corp.	181,196
873	Gulfport Energy Corp.*	54,824
450	HollyFrontier Corp.	19,661
2,241	Kinder Morgan, Inc.	81,259
1,290	Kosmos Energy LLC*	14,487
845	Laredo Petroleum Holdings, Inc.*	26,178
2,318	Marathon Petroleum Corp.	180,966
3,182	Noble Energy, Inc.	246,478
1,266	Oasis Petroleum, Inc.*	70,757
1,362	ONEOK, Inc.	92,725
269	PBF Energy, Inc.	7,169
2,870	Phillips 66	230,834
1,770	Pioneer Natural Resources Co.	406,764
317	QEP Resources, Inc.	10,937
2,038	Range Resources Corp.	177,204
833	SM Energy Co.	70,055
4,382	Southwestern Energy Co.*	199,337
467	Targa Resources Corp.*	65,179
259	Teekay Shipping Corp.	16,123
688	Tesoro Corp.	40,365
567	Ultra Petroleum Corp.*	16,834
1,578	Valero Energy Corp.	79,058
152	Whiting Petroleum Corp.*	12,198
8,481	Williams Cos., Inc. (The)	493,679
174	World Fuel Services Corp.	8,566

		4,530,372

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.0%):
829	International Paper Co.	$41,840

Personal Products (0.3%):
2,188	Avon Products, Inc.	31,967
686	Coty, Inc., Class A	11,751
2,851	Estee Lauder Co., Inc. (The), Class A	211,715
995	Herbalife, Ltd.^	64,217
736	Nu Skin Enterprises, Inc., Class A	54,435

		374,085

Pharmaceuticals (3.6%):
19,671	Abbvie, Inc.	1,110,230
2,158	Actavis, Inc. plc*	481,342
3,681	Allergan, Inc.	622,899
7,317	Bristol-Myers Squibb Co.	354,948
1,884	Endo International plc*	131,918
2,974	Forest Laboratories, Inc.*	294,426
735	Jazz Pharmaceuticals plc*	108,052
5,495	Johnson & Johnson Co.	574,887
336	Mallinckrodt plc*	26,887
5,062	Merck & Co., Inc.	292,837
4,622	Mylan, Inc.*	238,310
374	Perrigo Co. plc	54,514
753	Pharmacyclics, Inc.*	67,552
754	Questcor Pharmaceuticals, Inc.	69,737
785	Salix Pharmaceuticals, Ltd.*	96,830
6,232	Zoetis, Inc.	201,107

		4,726,476

Professional Services (0.5%):
356	CoStar Group, Inc.*	56,309
163	Dun & Bradstreet Corp.	17,963
807	Equifax, Inc.	58,540
842	IHS, Inc., Class A*	114,234
2,605	Nielsen Holdings NV	126,108
1,701	Robert Half International, Inc.	81,206
2,059	Verisk Analytics, Inc., Class A*	123,580

		577,940

Real Estate Investment Trusts (REITs) (1.5%):
4,896	American Tower Corp.	440,542
1,029	Apartment Investment & Management Co., Class A	33,206
227	Boston Properties, Inc.	26,827
232	Columbia Property Trust, Inc.	6,034
724	Equity Lifestyle Properties, Inc.	31,972
1,435	Extra Space Storage, Inc.	76,414
553	Federal Realty Investment Trust	66,869
175	Gaming & Leisure Properties, Inc.	5,945
2,018	Health Care REIT, Inc.	126,468
353	Healthcare Trust of America, Inc.	4,250
973	NorthStar Realty Finance Corp.	16,911
509	OMEGA Healthcare Investors, Inc.^	18,762
1,054	Plum Creek Timber Co., Inc.	47,535
1,643	Public Storage, Inc.	281,528
185	Rayonier, Inc.	6,577
2,867	Simon Property Group, Inc.	476,724

Continued

7

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
701	Tanger Factory Outlet Centers, Inc.	$24,514
731	Taubman Centers, Inc.	55,417
1,626	Ventas, Inc.	104,227
522	Vornado Realty Trust	55,713
757	Weyerhaeuser Co.	25,049

		1,931,484

Real Estate Management & Development (0.2%):
3,430	CBRE Group, Inc.*	109,897
233	Howard Hughes Corp. (The)*	36,774
147	Jones Lang LaSalle, Inc.	18,579
781	Realogy Holdings Corp.*	29,452

		194,702

Road & Rail (1.4%):
49	AMERCO, Inc.	14,247
1,313	Avis Budget Group, Inc.*	78,373
297	Genesee & Wyoming, Inc., Class A*	31,185
5,539	Hertz Global Holdings, Inc.*	155,258
1,152	J.B. Hunt Transport Services, Inc.	84,995
1,053	Kansas City Southern Industries, Inc.	113,208
542	Landstar System, Inc.	34,688
812	Norfolk Southern Corp.	83,660
777	Old Dominion Freight Line, Inc.*	49,479
11,205	Union Pacific Corp.	1,117,699

		1,762,792

Semiconductors & Semiconductor Equipment (2.2%):
7,835	Advanced Micro Devices, Inc.*^	32,829
1,450	Altera Corp.	50,402
1,772	Analog Devices, Inc.	95,812
10,061	Applied Materials, Inc.	226,876
5,127	Atmel Corp.*	48,040
3,091	Avago Technologies, Ltd.	222,768
825	Cree, Inc.*	41,209
383	Freescale Semiconductor Holdings I, Ltd.*	9,001
818	Freescale Semiconductor, Ltd.*	19,223
5,235	Intel Corp.	161,762
1,871	KLA-Tencor Corp.	135,909
534	Lam Research Corp.	36,088
2,927	Linear Technology Corp.	137,774
3,208	Maxim Integrated Products, Inc.	108,462
2,479	Microchip Technology, Inc.	121,000
11,614	Micron Technology, Inc.*	382,680
1,133	NVIDIA Corp.	21,006
2,790	ON Semiconductor Corp.*	25,501
2,346	Skyworks Solutions, Inc.	110,168
1,061	SunEdison, Inc.*	23,979
64	Sunpower Corp. Common*	2,623
265	Teradyne, Inc.	5,194
13,351	Texas Instruments, Inc.	638,043
3,319	Xilinx, Inc.	157,022

		2,813,371

Software (5.6%):
4,046	Activision Blizzard, Inc.	90,226
6,158	Adobe Systems, Inc.*	445,593

Shares		Fair Value
Common Stocks, continued
Software, continued
264	Ansys, Inc.*	$20,016
2,221	Autodesk, Inc.*	125,220
3,582	Cadence Design Systems, Inc.*	62,649
1,833	Citrix Systems, Inc.*	114,654
582	Concur Technologies, Inc.*	54,324
2,981	Electronic Arts, Inc.*	106,928
530	FactSet Research Systems, Inc.^	63,748
860	FireEye, Inc.*^	34,873
1,681	Fortinet, Inc.*	42,244
1,220	Informatica Corp.*	43,493
3,511	Intuit, Inc.	282,741
685	Micros Systems, Inc.*	46,512
66,116	Microsoft Corp.	2,757,038
514	NetSuite, Inc.*	44,656
40,632	Oracle Corp.	1,646,816
1,468	PTC, Inc.*	56,958
2,334	Red Hat, Inc.*	129,000
7,596	Salesforce.com, Inc.*	441,176
1,782	ServiceNow, Inc.*	110,413
818	Solarwinds, Inc.*	31,624
868	Solera Holdings, Inc.	58,286
1,468	Splunk, Inc.*	81,224
471	Tableau Software, Inc., Class A*	33,596
2,054	TIBCO Software, Inc.*	41,429
469	Veeva Systems, Inc., Class A*^	11,936
1,084	VMware, Inc., Class A*	104,942
1,159	Workday, Inc., Class A*	104,148

		7,186,463

Specialty Retail (3.4%):
138	Aaron’s, Inc.	4,918
106	Abercrombie & Fitch Co., Class A	4,585
899	Advance Auto Parts, Inc.	121,293
900	AutoNation, Inc.*	53,712
403	AutoZone, Inc.*	216,105
1,066	Bed Bath & Beyond, Inc.*	61,167
1,063	Best Buy Co., Inc.	32,964
70	Cabela’s, Inc., Class A*^	4,368
1,877	CarMax, Inc.*	97,623
829	Chico’s FAS, Inc.	14,060
798	CST Brands, Inc.	27,531
205	Dick’s Sporting Goods, Inc.	9,545
262	Foot Locker, Inc.	13,289
74	GameStop Corp., Class A	2,995
3,272	Gap, Inc. (The)	136,017
1,151	GNC Holdings, Inc., Class A	39,249
16,919	Home Depot, Inc. (The)	1,369,761
1,072	L Brands, Inc.	62,884
12,602	Lowe’s Cos., Inc.	604,770
269	Murphy USA, Inc.*	13,151
1,312	O’Reilly Automotive, Inc.*	197,587
234	Penske Automotive Group, Inc.	11,583
1,214	PetSmart, Inc.^	72,597
2,627	Ross Stores, Inc.	173,724
1,481	Sally Beauty Holdings, Inc.*	37,143

Continued

8

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
682	Signet Jewelers, Ltd.	$75,422
1,396	Tiffany & Co.	139,949
8,662	TJX Cos., Inc. (The)	460,385
1,718	Tractor Supply Co.	103,767
800	Ulta Salon, Cosmetics & Fragrance, Inc.*	73,128
953	Urban Outfitters, Inc.*	32,269
1,157	Williams-Sonoma, Inc.	83,049

		4,350,590

Technology Hardware, Storage & Peripherals (5.6%):
1,360	3D Systems Corp.*^	81,328
74,595	Apple, Inc.	6,932,113
799	Diebold, Inc.	32,096
2,504	EMC Corp.	65,955
197	NCR Corp.*	6,913
1,477	NetApp, Inc.	53,940
1,329	SanDisk Corp.	138,787
347	Stratasys, Ltd.*^	39,430
625	Zebra Technologies Corp., Class A*	51,450

		7,402,012

Textiles, Apparel & Luxury Goods (1.5%):
650	Carter’s, Inc.	44,805
3,373	Coach, Inc.	115,323
428	Deckers Outdoor Corp.*	36,949
585	Fossil Group, Inc.*	61,144
1,240	Hanesbrands, Inc.	122,066
1,566	Kate Spade & Co.*	59,727
2,528	Michael Kors Holdings, Ltd.*	224,107
8,640	Nike, Inc., Class B	670,031
897	PVH Corp.	104,590
549	Ralph Lauren Corp.	88,219
2,140	Under Armour, Inc., Class A*	127,309
4,267	V.F. Corp.	268,821

		1,923,091

Thrifts & Mortgage Finance (0.0%):
248	Nationstar Mortgage Holdings, Inc.*^	9,002
1,306	Ocwen Financial Corp.*	48,453

		57,455

Shares or Principal Amount		Fair Value
Common Stocks, continued
Tobacco (1.9%):
23,246	Altria Group, Inc.	$974,937
4,484	Lorillard, Inc.	273,389
11,421	Philip Morris International, Inc.	962,905
2,882	Reynolds American, Inc.	173,929

		2,385,160

Trading Companies & Distributors (0.5%):
81	Air Lease Corp.	3,125
3,651	Fastenal Co.	180,688
1,313	HD Supply Holdings, Inc.*	37,276
572	MRC Global, Inc.*	16,182
595	MSC Industrial Direct Co., Inc., Class A	56,906
113	NOW, Inc.*	4,092
1,203	United Rentals, Inc.*	125,990
716	W.W. Grainger, Inc.	182,057

		606,316

Wireless Telecommunication Services (0.4%):
4,146	Crown Castle International Corp.	307,882
1,594	SBA Communications Corp., Class A*	163,066

		470,948

Total Common Stocks (Cost $76,555,421)		125,328,372

Securities Held as Collateral for Securities on Loan (1.1%):
$1,367,315	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	1,367,315

Total Securities Held as Collateral for Securities on Loan (Cost $1,367,315)		1,367,315

Unaffiliated Investment Company (2.2%):
2,867,982	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	2,867,982

Total Unaffiliated Investment Company (Cost $2,867,982)		2,867,982

Total Investment Securities (Cost $80,790,718)(c) —101.1%		129,563,669
Net other assets (liabilities) — (1.1)%		(1,447,079)

Net Assets — 100.0%		$128,116,590

Continued

9

Percentages indicated are based on net assets as of June 30, 2014.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $1,337,420.

+	Affiliated Securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(b)	The rate represents the effective yield at June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Futures Contracts

Cash of $137,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini September Futures	Long	9/19/14	10	$768,100	$9,953
S&P 500 Index E-Mini September Futures	Long	9/19/14	24	2,342,880	12,870

Total					$22,823

See accompanying notes to the financial statements.

10

AZL Russell 1000 Growth Index Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$80,682,402
Investments in affiliates, at cost	108,316

Total Investment securities, at cost	$80,790,718

Investments in non-affiliates, at value*	$129,371,270
Investments in affiliates, at value	192,399

Total Investment securities, at value	129,563,669
Cash	1,025
Segregated cash for collateral	137,000
Interest and dividends receivable	112,874
Receivable for capital shares issued	2,506
Receivable for investments sold	14,378,592
Receivable for variation margin on futures contracts	2,492
Prepaid expenses	648

Total Assets	144,198,806

Liabilities:
Payable for investments purchased	14,430,009
Payable for capital shares redeemed	182,769
Payable for collateral received on loaned securities	1,367,315
Manager fees payable	45,981
Administration fees payable	4,598
Distribution fees payable	26,125
Custodian fees payable	6,959
Administrative and compliance services fees payable	420
Trustee fees payable	805
Other accrued liabilities	17,235

Total Liabilities	16,082,216

Net Assets	$128,116,590

Net Assets Consist of:
Capital	$56,776,326
Accumulated net investment income/(loss)	1,838,202
Accumulated net realized gains/(losses) from investment transactions	20,706,288
Net unrealized appreciation/(depreciation) on investments	48,795,774

Net Assets	$128,116,590

Shares of beneficial interest (unlimited number of shares authorized, no par value)	7,309,911
Net Asset Value (offering and redemption price per share)	$17.53

*	Includes securities on loan of $1,337,420.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$1,087,603
Dividends from affiliates	2,364
Income from securities lending	10,771
Foreign withholding tax	(77)

Total Investment Income	1,100,661

Expenses:
Manager fees	295,056
Administration fees	21,619
Distribution fees	167,645
Custodian fees	7,149
Administrative and compliance services fees	976
Trustee fees	3,086
Professional fees	3,005
Shareholder reports	748
Other expenses	17,671

Total expenses	516,955

Net Investment Income/(Loss)	583,706

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	11,947,276
Net realized gains/(losses) on futures contracts	194,962
Change in net unrealized appreciation/depreciation on investments	(5,536,287)

Net Realized/Unrealized Gains/(Losses) on Investments	6,605,951

Change in Net Assets Resulting From Operations	$7,189,657

See accompanying notes to the financial statements.

11

Statements of Changes in Net Assets

	AZL Russell 1000 Growth Index Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$583,706	$1,250,991
Net realized gains/(losses) on investment transactions	12,142,238	10,769,478
Change in unrealized appreciation/depreciation on investments	(5,536,287)	26,959,930

Change in net assets resulting from operations	7,189,657	38,980,399

Dividends to Shareholders:
From net investment income	—	(1,445,971)

Change in net assets resulting from dividends to shareholders	—	(1,445,971)

Capital Transactions:
Proceeds from shares issued	1,354,828	4,620,558
Proceeds from dividends reinvested	—	1,445,971
Value of shares redeemed	(24,762,524)	(45,131,629)

Change in net assets resulting from capital transactions	(23,407,696)	(39,065,100)

Change in net assets	(16,218,039)	(1,530,672)
Net Assets:
Beginning of period	144,334,629	145,865,301

End of period	$128,116,590	$144,334,629

Accumulated net investment income/(loss)	$1,838,202	$1,254,496

Share Transactions:
Shares issued	80,661	333,477
Dividends reinvested	—	96,980
Shares redeemed	(1,493,830)	(3,256,480)

Change in shares	(1,413,169)	(2,826,023)

See accompanying notes to the financial statements.

12

AZL Russell 1000 Growth Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	April 30, 2010 to December 31, 2010 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$16.55		$12.63	$11.10	$10.95	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.11		0.18	0.12	0.08	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.87		3.90	1.48	0.13	0.90

Total from Investment Activities	0.98		4.08	1.60	0.21	0.95

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.07)	(0.06)	—

Total Dividends	—		(0.16)	(0.07)	(0.06)	—

Net Asset Value, End of Period	$17.53		$16.55	$12.63	$11.10	$10.95

Total Return(b)	5.92	%(c)	32.48%	14.40%	1.92%	9.50	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$128,117		$144,335	$145,865	$111,887	$105,577
Net Investment Income/(Loss)(d)	0.87%		0.89%	1.09%	0.72%	0.87%
Expenses Before Reductions(d)(e)	0.77%		0.78%	0.80%	0.84%	0.87%
Expenses Net of Reductions(d)	0.77%		0.78%	0.80%	0.84%	0.84%
Portfolio Turnover Rate	12	%(c)	13%	16%	24%	29	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

13

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Growth Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

14

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $1.7 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,063 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2014, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $3.1 million as of June 30, 2014. The monthly average notional amount for these contracts was $1.9 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$22,823	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

15

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$194,962	$(73,241)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Russell 1000 Growth Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $822 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

16

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$125,328,372	$—	$125,328,372
Securities Held as Collateral for Securities on Loan	—	1,367,315	1,367,315
Unaffiliated Investment Company	2,867,982	—	2,867,982

Total Investment Securities	$128,196,354	$1,367,315	$129,563,669

Other Financial Instruments:*
Futures Contracts	22,823	—	22,823

Total Investments	$128,219,177	$1,367,315	$129,586,492

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Growth Index Fund	$16,564,556	$39,206,577

17

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $80,943,563. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$48,984,287
Unrealized depreciation	(364,181)

Net unrealized appreciation depreciation	$48,620,106

During the year ended December 31, 2013, the Fund utilized $1,248,758 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Growth Index Fund	$1,445,971	$—	$1,445,971

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Growth Index Fund	$1,253,837	$8,845,462	$—	$54,051,308	$64,150,607

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2014, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 50% of the Fund.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Russell 1000 Value Index Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 11

Statement of Operations Page 11

Statements of Changes in Net Assets Page 12

Financial Highlights Page 13

Notes to the Financial Statements Page 14

Other Information Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Russell 1000 Value Index Fund	$1,000.00	$1,078.90	$3.92	0.76%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Russell 1000 Value Index Fund	$1,000.00	$1,021.03	$3.81	0.76%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	28.2%
Energy	13.8
Health Care	12.9
Industrials	10.4
Information Technology	8.8
Consumer Staples	6.7
Consumer Discretionary	6.3
Utilities	6.2
Materials	3.3
Telecommunication Services	2.3

Total Common Stock	98.9
Money Market	1.0
Securities Held as Collateral for Securities on Loan	0.7

Total Investment Securities	100.6
Net other assets (liabilities)	(0.6)

Net Assets	100.0%

1

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (2.2%):
692	Alliant Techsystems, Inc.	$92,673
4,144	Exelis, Inc.	70,365
6,663	General Dynamics Corp.	776,573
168	Huntington Ingalls Industries, Inc.	15,891
1,878	L-3 Communications Holdings, Inc.	226,769
4,664	Northrop Grumman Corp.	557,954
6,814	Raytheon Co.	628,592
351	Rockwell Collins, Inc.	27,427
180	Spirit AeroSystems Holdings, Inc., Class A*	6,066
6,057	Textron, Inc.	231,923
868	Triumph Group, Inc.	60,604
17,732	United Technologies Corp.	2,047,158

		4,741,995

Air Freight & Logistics (0.3%):
3,669	FedEx Corp.	555,413

Airlines (0.3%):
140	Alaska Air Group, Inc.	13,307
158	Copa Holdings SA, Class A	22,526
17,513	Delta Air Lines, Inc.	678,104
1,656	Southwest Airlines Co.	44,480

		758,417

Auto Components (0.4%):
1,324	Gentex Corp.	38,515
10,603	Johnson Controls, Inc.	529,407
352	Lear Corp.	31,441
2,415	TRW Automotive Holdings Corp.*	216,191
1,057	Visteon Corp.*	102,540

		918,094

Automobiles (1.2%):
84,596	Ford Motor Co.	1,458,435
34,936	General Motors Co.	1,268,177

		2,726,612

Banks (9.4%):
3,471	Associated Banc-Corp.	62,756
229,035	Bank of America Corp.	3,520,268
967	Bank of Hawaii Corp.	56,753
15,654	BB&T Corp.	617,237
591	BOK Financial Corp.	39,361
4,212	CIT Group, Inc.	192,741
1,028	City National Corp.	77,881
3,956	Comerica, Inc.	198,433
1,779	Commerce Bancshares, Inc.	82,724
1,146	Cullen/Frost Bankers, Inc.	91,015
3,102	East West Bancorp, Inc.	108,539
18,523	Fifth Third Bancorp	395,466
5,150	First Horizon National Corp.	61,079
7,798	First Niagara Financial Group, Inc.	68,155
3,001	First Republic Bank	165,025
4,113	Fulton Financial Corp.	50,960
18,025	Huntington Bancshares, Inc.	171,959
82,433	JPMorgan Chase & Co.	4,749,789
19,236	KeyCorp	275,652
2,869	M&T Bank Corp.	355,899

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,220	PacWest Bancorp	$95,837
11,633	PNC Financial Services Group, Inc.	1,035,919
2,275	Popular, Inc.*	77,760
30,032	Regions Financial Corp.	318,940
75	Signature Bank*	9,464
11,605	SunTrust Banks, Inc.	464,896
1,002	SVB Financial Group*	116,853
3,014	Synovus Financial Corp.	73,481
3,678	TCF Financial Corp.	60,209
37,414	U.S. Bancorp	1,620,774
104,015	Wells Fargo & Co.	5,467,029
4,054	Zions Bancorp	119,471

		20,802,325

Beverages (0.1%):
240	Constellation Brands, Inc., Class A*	21,151
2,960	Molson Coors Brewing Co., Class B	219,514

		240,665

Biotechnology (0.1%):
457	Alkermes plc*	23,001
223	Alnylam Pharmaceuticals, Inc.*	14,087
859	Amgen, Inc.	101,679
88	Cubist Pharmaceuticals, Inc.*	6,144
206	Myriad Genetics, Inc.*	8,018

		152,929

Building Products (0.1%):
901	A.O. Smith Corp.	44,672
2,110	Fortune Brands Home & Security, Inc.	84,252
2,564	Owens Corning, Inc.	99,175

		228,099

Capital Markets (3.1%):
2,688	Ameriprise Financial, Inc.	322,560
24,837	Bank of New York Mellon Corp. (The)	930,890
1,716	BlackRock, Inc., Class A +	548,434
20,443	Charles Schwab Corp. (The)	550,530
6,310	E*TRADE Financial Corp.*	134,151
530	Federated Investors, Inc., Class B	16,388
1,585	Franklin Resources, Inc.	91,676
9,740	Goldman Sachs Group, Inc. (The)	1,630,865
7,981	Invesco, Ltd.	301,283
1,374	Legg Mason, Inc.	70,500
33,406	Morgan Stanley	1,080,015
5,150	Northern Trust Corp.	330,682
2,724	Raymond James Financial, Inc.	138,189
170	SEI Investments Co.	5,571
9,374	State Street Corp.	630,495
731	TD Ameritrade Holding Corp.	22,917

		6,805,146

Chemicals (1.6%):
4,625	Air Products & Chemicals, Inc.	594,867
1,027	Albemarle Corp.	73,431
1,697	Ashland, Inc.	184,532
1,313	Cabot Corp.	76,141

Continued

2

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
3,107	Celanese Corp., Series A	$199,718
1,135	CF Industries Holdings, Inc.	273,002
687	Cytec Industries, Inc.	72,424
22,028	Dow Chemical Co. (The)	1,133,560
1,123	E.I. du Pont de Nemours & Co.	73,489
297	Eastman Chemical Co.	25,943
1,308	Huntsman Corp.	36,755
7,293	Mosaic Co. (The)	360,639
810	Rayonier Advanced Materials, Inc.*	31,400
1,482	Rockwood Holdings, Inc.	112,617
227	RPM International, Inc.	10,483
1,400	Sigma Aldrich Corp.	142,072
234	W.R. Grace & Co.*	22,120
122	Westlake Chemical Corp.	10,219

		3,433,412

Commercial Services & Supplies (0.5%):
3,794	ADT Corp. (The)^	132,562
438	Cintas Corp.	27,831
353	Clean Harbors, Inc.*	22,680
2,541	Corrections Corp. of America	83,472
1,390	Covanta Holding Corp.	28,648
438	Iron Mountain, Inc.	15,527
1,827	KAR Auction Services, Inc.	58,226
2,395	Pitney Bowes, Inc.	66,150
3,930	R.R. Donnelley & Sons Co.	66,653
5,783	Republic Services, Inc.	219,581
1,089	Tyco International, Ltd.	49,658
1,065	Waste Connections, Inc.	51,706
9,091	Waste Management, Inc.	406,640

		1,229,334

Communications Equipment (1.6%):
9,475	Brocade Communications Systems, Inc.	87,170
111,574	Cisco Systems, Inc.	2,772,614
708	EchoStar Corp., Class A*	37,482
1,844	Harris Corp.	139,683
5,054	JDS Uniphase Corp.*	63,023
8,078	Juniper Networks, Inc.*	198,234
3,793	Motorola Solutions, Inc.	252,500

		3,550,706

Construction & Engineering (0.3%):
2,168	Aecom Technology Corp.*	69,810
1,348	Fluor Corp.	103,661
2,876	Jacobs Engineering Group, Inc.*	153,233
3,172	KBR, Inc.	75,652
3,523	Quanta Services, Inc.*	121,825
1,516	URS Corp.	69,509

		593,690

Construction Materials (0.1%):
2,858	Vulcan Materials Co.	182,198

Consumer Finance (0.9%):
626	Ally Financial, Inc.*	14,968
12,449	Capital One Financial Corp.	1,028,286
10,155	Discover Financial Services	629,407

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
9,205	Navient Corp.	$163,021
1,788	Santander Consumer USA Holdings, Inc.	34,759
6,073	SLM Corp.	50,467

		1,920,908

Containers & Packaging (0.3%):
1,105	AptarGroup, Inc.	74,046
1,353	Avery Dennison Corp.	69,341
2,202	Bemis Co., Inc.	89,533
695	Greif, Inc., Class A	37,919
3,677	MeadWestvaco Corp.	162,744
1,433	Owens-Illinois, Inc.*	49,639
1,565	Rock-Tenn Co., Class A	165,249
2,229	Sonoco Products Co.	97,920

		746,391

Distributors (0.0%):
216	Genuine Parts Co.	18,965

Diversified Consumer Services (0.1%):
2,086	Apollo Group, Inc., Class A*	65,188
1,387	DeVry, Inc.	58,726
97	Graham Holdings Co., Class B	69,656
1,002	Service Corp. International	20,761

		214,331

Diversified Financial Services (4.3%):
39,865	Berkshire Hathaway, Inc., Class B*	5,045,315
66,164	Citigroup, Inc.	3,116,324
6,943	CME Group, Inc.	492,606
1,183	Interactive Brokers Group, Inc., Class A	27,552
1,446	IntercontinentalExchange Group, Inc.	273,149
6,719	Leucadia National Corp.	176,172
1,415	MSCI, Inc., Class A*	64,878
2,550	NASDAQ OMX Group, Inc. (The)	98,481
3,138	Voya Financial, Inc.	114,035

		9,408,512

Diversified Telecommunication Services (2.1%):
113,051	AT&T, Inc.	3,997,482
11,713	CenturyLink, Inc.	424,011
21,953	Frontier Communications Corp.^	128,206
250	Level 3 Communications, Inc.*	10,978
900	Windstream Holdings, Inc.^	8,964

		4,569,641

Electric Utilities (3.1%):
10,630	American Electric Power Co., Inc.	592,835
15,404	Duke Energy Corp.	1,142,823
7,096	Edison International	412,349
3,917	Entergy Corp.	321,547
18,702	Exelon Corp.	682,249
9,134	FirstEnergy Corp.	317,132
3,385	Great Plains Energy, Inc.	90,955
2,217	Hawaiian Electric Industries, Inc.^	56,134
198	ITC Holdings Corp.	7,223
9,501	NextEra Energy, Inc.	973,662
6,871	Northeast Utilities	324,792

Continued

3

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
4,360	OGE Energy Corp.	$170,389
5,470	Pepco Holdings, Inc.	150,316
2,419	Pinnacle West Capital Corp.	139,915
13,759	PPL Corp.	488,857
19,422	Southern Co. (The)	881,370
2,799	Westar Energy, Inc.	106,894

		6,859,442

Electrical Equipment (0.7%):
2,408	Babcock & Wilcox Co. (The)	78,164
10,382	Eaton Corp. plc	801,282
3,866	Emerson Electric Co.	256,548
1,083	Hubbell, Inc., Class B	133,371
991	Regal-Beloit Corp.	77,853
1,191	Roper Industries, Inc.	173,898

		1,521,116

Electronic Equipment, Instruments & Components (0.5%):
2,170	Arrow Electronics, Inc.*	131,090
2,402	Avnet, Inc.	106,433
1,040	AVX Corp.	13,811
21,886	Corning, Inc.	480,398
1,046	Dolby Laboratories, Inc., Class A*^	45,187
933	FLIR Systems, Inc.	32,403
3,354	Ingram Micro, Inc., Class A*	97,970
4,463	Jabil Circuit, Inc.	93,277
1,858	Knowles Corp.*	57,115
823	Tech Data Corp.*	51,454
3,005	Vishay Intertechnology, Inc.	46,547

		1,155,685

Energy Equipment & Services (1.2%):
1,099	Atwood Oceanics, Inc.*	57,676
8,707	Baker Hughes, Inc.	648,235
1,605	Cameron International Corp.*	108,675
1,459	Diamond Offshore Drilling, Inc.^	72,410
658	Frank’s International NV	16,187
679	Helmerich & Payne, Inc.	78,839
5,836	Nabors Industries, Ltd.	171,403
8,550	National-Oilwell Varco, Inc.	704,092
1,022	Oil States International, Inc.*	65,500
1,538	Patterson-UTI Energy, Inc.	53,738
2,735	Rowan Cos. plc, Class A	87,329
5,413	Seadrill, Ltd.	216,250
3,178	Superior Energy Services, Inc.	114,853
1,065	Tidewater, Inc.	59,800
1,010	Unit Corp.*	69,518

		2,524,505

Food & Staples Retailing (2.3%):
557	Costco Wholesale Corp.	64,144
21,850	CVS Caremark Corp.	1,646,835
5,022	Safeway, Inc.	172,455
7,957	Sysco Corp.	297,990
5,145	Walgreen Co.	381,399
31,164	Wal-Mart Stores, Inc.	2,339,481
4,529	Whole Foods Market, Inc.	174,955

		5,077,259

Shares		Fair Value
Common Stocks, continued
Food Products (1.5%):
12,857	Archer-Daniels-Midland Co.	$567,123
3,206	Bunge, Ltd.	242,502
1,267	Campbell Soup Co.	58,041
9,180	ConAgra Foods, Inc.	272,462
94	Hain Celestial Group, Inc.*	8,342
928	Hillshire Brands Co.	57,814
1,379	Ingredion, Inc.	103,480
2,260	J.M. Smucker Co. (The)	240,848
495	Kellogg Co.	32,522
36,840	Mondelez International, Inc., Class A	1,385,553
1,204	Pilgrim’s Pride Corp.*	32,941
1,191	Pinnacle Foods, Inc.	39,184
7,061	Rite AID Corp.*	50,627
5,487	Tyson Foods, Inc., Class A	205,982

		3,297,421

Gas Utilities (0.3%):
2,600	AGL Resources, Inc.	143,078
2,178	Atmos Energy Corp.	116,305
1,832	National Fuel Gas Co.	143,446
3,174	Questar Corp.+	78,715
2,505	UGI Corp.	126,503

		608,047

Health Care Equipment & Supplies (2.4%):
32,712	Abbott Laboratories	1,337,921
1,803	Alere, Inc.*	67,468
26,069	Boston Scientific Corp.*	332,901
4,515	CareFusion Corp.*	200,240
271	Cooper Cos., Inc. (The)	36,729
9,820	Covidien plc	885,568
2,127	DENTSPLY International, Inc.	100,713
1,162	Hill-Rom Holdings, Inc.	48,235
3,536	Hologic, Inc.*	89,638
63	Intuitive Surgical, Inc.*	25,943
21,758	Medtronic, Inc.	1,387,289
485	Sirona Dental Systems, Inc.*	39,993
2,203	St. Jude Medical, Inc.	152,558
2,958	Stryker Corp.	249,419
905	Teleflex, Inc.	95,568
3,381	Zimmer Holdings, Inc.	351,151

		5,401,334

Health Care Providers & Services (2.7%):
5,464	Aetna, Inc.	443,021
6,809	Cardinal Health, Inc.	466,825
5,395	CIGNA Corp.	496,178
2,515	Community Health Systems, Inc.*	114,106
2,531	DaVita, Inc.*	183,042
2,261	Express Scripts Holding Co.*	156,755
6,438	HCA Holdings, Inc.*	362,974
1,721	Health Net, Inc.*	71,490
3,371	Humana, Inc.	430,544
1,118	Laboratory Corp. of America Holdings*	114,483
976	LifePoint Hospitals, Inc.*	60,610
752	MEDNAX, Inc.*	43,729

Continued

4

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
2,146	Omnicare, Inc.	$142,859
1,710	Patterson Cos., Inc.	67,562
3,150	Quest Diagnostics, Inc.	184,874
655	Quintiles Transnational Holdings, Inc.*	34,905
21,341	UnitedHealth Group, Inc.	1,744,626
1,510	Universal Health Services, Inc., Class B	144,598
1,910	VCA Antech, Inc.*	67,022
6,091	WellPoint, Inc.	655,453

		5,985,656

Health Care Technology (0.0%):
2,449	Allscripts Healthcare Solutions, Inc.*	39,306

Hotels, Restaurants & Leisure (0.7%):
101	Aramark Holdings Corp.	2,614
9,284	Carnival Corp.	349,543
711	Choice Hotels International, Inc.	33,495
2,886	Darden Restaurants, Inc.	133,535
853	Hyatt Hotels Corp., Class A*	52,016
5,392	International Game Technology	85,787
623	Marriott International, Inc., Class A	39,934
7,431	MGM Resorts International*	196,178
148	Norwegian Cruise Line Holdings, Ltd.*	4,692
3,628	Royal Caribbean Cruises, Ltd.	201,717
2,304	Starwood Hotels & Resorts Worldwide, Inc.	186,209
5,943	Wendy’s Co. (The)	50,694

		1,336,414

Household Durables (0.7%):
5,685	D.R. Horton, Inc.	139,737
2,845	Garmin, Ltd.	173,261
1,954	Jarden Corp.*	115,970
1,527	Leggett & Platt, Inc.	52,346
3,637	Lennar Corp.	152,681
1,334	Mohawk Industries, Inc.*	184,546
2,452	Newell Rubbermaid, Inc.	75,987
8,258	PulteGroup, Inc.	166,481
717	Taylor Morrison Home Corp., Class A*	16,075
3,853	Toll Brothers, Inc.*	142,176
1,537	Whirlpool Corp.	213,981

		1,433,241

Household Products (2.2%):
468	Clorox Co. (The)	42,775
2,116	Colgate-Palmolive Co.	144,269
1,343	Energizer Holdings, Inc.	163,886
1,405	Kimberly-Clark Corp.	156,264
55,578	Procter & Gamble Co. (The)	4,367,875

		4,875,069

Independent Power and Renewable Electricity Producers (0.3%):
15,812	AES Corp. (The)	245,877
7,921	Calpine Corp.*	188,599
7,351	NRG Energy, Inc.	273,457

		707,933

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (3.0%):
1,398	Carlisle Cos., Inc.	$121,095
10,123	Danaher Corp.	796,984
218,409	General Electric Co.	5,739,788

		6,657,867

Insurance (5.7%):
7,355	ACE, Ltd.	762,713
9,891	AFLAC, Inc.	615,715
359	Alleghany Corp.*	157,285
1,167	Allied World Assurance Co. Holdings AG	44,369
985	Allied World Assurance Co. Holdings AG	37,450
9,452	Allstate Corp. (The)	555,021
1,318	American Financial Group, Inc.	78,500
31,508	American International Group, Inc.	1,719,707
159	American National Insurance Co.	18,158
1,499	Aon plc	135,045
2,924	Arch Capital Group, Ltd.*	167,955
193	Arthur J. Gallagher & Co.	8,994
1,422	Aspen Insurance Holdings, Ltd.	64,587
1,560	Assurant, Inc.	102,258
3,920	Assured Guaranty, Ltd.	96,040
2,352	Axis Capital Holdings, Ltd.	104,147
2,482	Brown & Brown, Inc.	76,222
5,327	Chubb Corp. (The)	490,990
3,553	Cincinnati Financial Corp.	170,686
576	CNA Financial Corp.	23,282
977	Endurance Specialty Holdings, Ltd.	50,403
1,005	Everest Re Group, Ltd.	161,292
6,038	Fidelity National Financial, Inc., Class A	197,805
10,843	Genworth Financial, Inc., Class A*	188,668
963	Hanover Insurance Group, Inc. (The)	60,813
9,794	Hartford Financial Services Group, Inc. (The)	350,723
2,168	HCC Insurance Holdings, Inc.	106,102
5,744	Lincoln National Corp.	295,471
7,098	Loews Corp.	312,383
304	Markel Corp.*	199,315
3,902	Marsh & McLennan Cos., Inc.	202,202
3,073	MBIA, Inc.*	33,926
579	Mercury General Corp.	27,236
20,382	MetLife, Inc.	1,132,424
5,715	Old Republic International Corp.	94,526
1,100	PartnerRe, Ltd.	120,131
6,408	Principal Financial Group, Inc.	323,476
1,292	ProAssurance Corp.	57,365
12,902	Progressive Corp. (The)	327,195
1,727	Protective Life Corp.	119,733
10,020	Prudential Financial, Inc.	889,475
1,086	Reinsurance Group of America, Inc.	85,685
883	RenaissanceRe Holdings, Ltd.	94,481
952	StanCorp Financial Group, Inc.	60,928
1,910	Torchmark Corp.	156,467
7,568	Travelers Cos., Inc. (The)	711,922
5,605	UnumProvident Corp.	194,830
1,983	Validus Holdings, Ltd.	75,830
2,185	W.R. Berkley Corp.	101,187

Continued

5

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
136	White Mountains Insurance Group, Ltd.	$82,748
5,912	XL Group plc, Class B	193,500

		12,437,366

Internet & Catalog Retail (0.1%):
159	HomeAway, Inc.*	5,536
5,344	Liberty Media Corp. — Interactive, Class A*	156,900

		162,436

Internet Software & Services (0.4%):
1,759	AOL, Inc.*	69,991
956	IAC/InterActiveCorp	66,184
21,935	Yahoo!, Inc.*	770,576

		906,751

IT Services (0.4%):
3,484	Amdocs, Ltd.	161,414
130	Booz Allen Hamilton Holding Corp.	2,761
2,962	Computer Sciences Corp.	187,198
1,999	CoreLogic, Inc.*	60,690
132	DST Systems, Inc.	12,166
5,490	Fidelity National Information Services, Inc.	300,523
3,112	Genpact, Ltd.*	54,553
1,398	Leidos Holdings, Inc.	53,599
778	Paychex, Inc.	32,334
729	Teradata Corp.*	29,306
860	Total System Services, Inc.	27,013

		921,557

Leisure Products (0.1%):
409	Hasbro, Inc.	21,697
4,719	Mattel, Inc.	183,900

		205,597

Life Sciences Tools & Services (0.6%):
6,216	Agilent Technologies, Inc.	357,047
444	Bio-Rad Laboratories, Inc., Class A*	53,151
547	Charles River Laboratories International, Inc.*	29,275
121	Covance, Inc.*	10,355
1,999	PerkinElmer, Inc.	93,633
5,070	QIAGEN NV*	123,962
406	Techne Corp.	37,583
5,187	Thermo Fisher Scientific, Inc.	612,067

		1,317,073

Machinery (1.9%):
2,045	AGCO Corp.	114,970
10,713	Caterpillar, Inc.	1,164,181
676	Crane Co.	50,267
6,183	Deere & Co.	559,870
297	Donaldson Co., Inc.	12,569
950	Dover Corp.	86,403
146	IDEX Corp.	11,788
5,391	Ingersoll-Rand plc	336,991
1,552	ITT Corp.	74,651
2,171	Joy Global, Inc.	133,690
1,692	Kennametal, Inc.	78,306
1,157	Lincoln Electric Holdings, Inc.	80,851

Shares		Fair Value
Common Stocks, continued
Machinery, continued
999	Navistar International Corp.*	$37,443
1,849	Oshkosh Corp.	102,675
648	PACCAR, Inc.	40,714
1,515	Parker Hannifin Corp.	190,481
3,925	Pentair plc	283,071
1,091	Snap-On, Inc.	129,305
954	SPX Corp.	103,232
3,018	Stanley Black & Decker, Inc.	265,041
2,398	Terex Corp.	98,558
1,659	Timken Co.	112,547
790	Trinity Industries, Inc.	34,539
549	Valmont Industries, Inc.	83,421
1,100	Xylem, Inc.	42,988

		4,228,552

Media (1.8%):
1,167	CBS Corp., Class B	72,517
460	CBS Outdoor Americas, Inc.	15,033
518	Clear Channel Outdoor Holdings, Inc., Class A	4,237
4,799	Comcast Corp., Class A	257,610
1,244	DISH Network Corp., Class A*	80,960
1,600	DreamWorks Animation SKG, Inc., Class A*	37,216
4,938	Gannett Co., Inc.	154,609
960	John Wiley & Sons, Inc., Class A	58,166
2,066	Liberty Media Corp.*	282,381
1,557	Live Nation, Inc.*	38,442
1,349	Madison Square Garden, Inc., Class A*	84,245
10,844	News Corp., Class A*	194,541
1,295	Regal Entertainment Group, Class A	27,325
217	Starz — Liberty Capital*	6,464
7,738	Thomson Reuters Corp.	281,353
19,212	Time Warner, Inc.	1,349,644
10,907	Twenty-First Century Fox, Inc.	383,381
6,110	Walt Disney Co. (The)	523,872

		3,851,996

Metals & Mining (1.1%):
25,530	Alcoa, Inc.	380,142
2,377	Allegheny Technologies, Inc.	107,203
1,089	Carpenter Technology Corp.	68,879
3,382	Cliffs Natural Resources, Inc.^	50,899
22,623	Freeport-McMoRan Copper & Gold, Inc.	825,740
10,903	Newmont Mining Corp.	277,372
6,936	Nucor Corp.	341,598
1,688	Reliance Steel & Aluminum Co.	124,422
1,406	Royal Gold, Inc.	107,025
4,853	Steel Dynamics, Inc.	87,111
1,536	Tahoe Resources, Inc.*	40,243
3,177	United States Steel Corp.^	82,729

		2,493,363

Multiline Retail (0.6%):
884	Big Lots, Inc.*	40,399
173	Dillard’s, Inc., Class A	20,174
1,617	Dollar General Corp.*	92,751
122	Family Dollar Stores, Inc.	8,069

Continued

6

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
5,135	J.C. Penney Co., Inc.*^	$46,472
4,292	Kohl’s Corp.	226,103
1,794	Macy’s, Inc.	104,088
127	Sears Holdings Corp.*^	5,075
12,412	Target Corp.	719,274

		1,262,405

Multi-Utilities (2.4%):
2,406	Alliant Energy Corp.	146,429
5,284	Ameren Corp.	216,010
9,339	CenterPoint Energy, Inc.	238,518
5,868	CMS Energy Corp.	182,788
6,379	Consolidated Edison, Inc.	368,323
11,894	Dominion Resources, Inc.	850,660
3,858	DTE Energy Co.	300,422
1,742	Integrys Energy Group, Inc.	123,908
4,154	MDU Resources Group, Inc.	145,805
6,860	NiSource, Inc.	269,872
10,122	PG&E Corp.	486,059
11,018	Public Service Enterprise Group, Inc.	449,424
3,106	SCANA Corp.	167,134
5,345	Sempra Energy	559,676
4,791	TECO Energy, Inc.^	88,538
1,786	Vectren Corp.	75,905
4,911	Wisconsin Energy Corp.	230,424
10,930	Xcel Energy, Inc.	352,274

		5,252,169

Oil, Gas & Consumable Fuels (12.6%):
10,197	Anadarko Petroleum Corp.	1,116,266
8,401	Apache Corp.	845,309
8,832	Chesapeake Energy Corp.	274,499
41,463	Chevron Corp.	5,412,995
1,666	Cimarex Energy Co.	239,004
714	Cobalt International Energy, Inc.*	13,102
26,740	ConocoPhillips	2,292,420
5,027	CONSOL Energy, Inc.	231,594
204	CVR Energy, Inc.	9,831
7,620	Denbury Resources, Inc.	140,665
8,884	Devon Energy Corp.	705,390
1,589	Energen Corp.	141,230
729	EP Energy Corp., Class A*^	16,803
313	EQT Corp.	33,460
93,534	Exxon Mobil Corp.	9,417,002
949	Golar LNG, Ltd.^	57,035
373	Gulfport Energy Corp.*	23,424
6,052	Hess Corp.	598,482
3,535	HollyFrontier Corp.	154,444
10,364	Kinder Morgan, Inc.	375,799
211	Laredo Petroleum Holdings, Inc.*	6,537
14,724	Marathon Oil Corp.	587,782
1,396	Marathon Petroleum Corp.	108,986
3,908	Murphy Oil Corp.	259,804
2,982	Newfield Exploration Co.*	131,804
2,255	Noble Energy, Inc.	174,672
17,111	Occidental Petroleum Corp.	1,756,102

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,131	ONEOK, Inc.	$145,078
1,039	PBF Energy, Inc.	27,689
5,934	Peabody Energy Corp.	97,021
7,271	Phillips 66	584,807
3,423	QEP Resources, Inc.	118,094
10,735	SandRidge Energy, Inc.*^	76,755
14,607	Spectra Energy Corp.	620,505
536	Teekay Shipping Corp.	33,366
1,605	Tesoro Corp.	94,165
2,337	Ultra Petroleum Corp.*	69,386
8,844	Valero Energy Corp.	443,084
2,324	Whiting Petroleum Corp.*	186,501
1,220	World Fuel Services Corp.	60,061
4,408	WPX Energy, Inc.*	105,395

		27,786,348

Paper & Forest Products (0.2%):
1,396	Domtar Corp.	59,819
7,977	International Paper Co.	402,599

		462,418

Personal Products (0.0%):
5,615	Avon Products, Inc.	82,035
298	Coty, Inc., Class A	5,105

		87,140

Pharmaceuticals (7.1%):
23,213	Bristol-Myers Squibb Co.	1,126,063
21,431	Eli Lilly & Co.	1,332,365
3,640	Hospira, Inc.*	186,987
51,945	Johnson & Johnson Co.	5,434,485
680	Mallinckrodt plc*	54,414
54,739	Merck & Co., Inc.	3,166,651
2,257	Perrigo Co. plc	328,980
138,931	Pfizer, Inc.	4,123,472

		15,753,417

Professional Services (0.2%):
520	Dun & Bradstreet Corp.	57,304
1,239	Equifax, Inc.	89,877
1,737	Manpower, Inc.	147,385
1,552	Nielsen Holdings NV	75,132
1,414	Towers Watson & Co., Class A	147,381

		517,079

Real Estate Investment Trusts (REITs) (4.5%):
1,572	Alexandria Real Estate Equities, Inc.	122,050
2,307	American Campus Communities, Inc.	88,220
7,682	American Capital Agency Corp.	179,836
3,054	American Homes 4 Rent, Class A	54,239
19,793	American Realty Capital Properties, Inc.	248,006
20,634	Annaly Capital Management, Inc.	235,847
1,380	Apartment Investment & Management Co., Class A	44,533
2,823	AvalonBay Communities, Inc.	401,402
4,202	BioMed Realty Trust, Inc.	91,730
2,933	Boston Properties, Inc.	346,622

Continued

7

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
3,403	Brandywine Realty Trust	$53,087
1,056	Brixmor Property Group, Inc.	24,235
1,867	Camden Property Trust	132,837
3,639	CBL & Associates Properties, Inc.	69,141
22,653	Chimera Investment Corp.	72,263
2,321	Columbia Property Trust, Inc.	60,369
2,542	CommonWealth REIT	66,905
1,925	Corporate Office Properties Trust	53,534
6,523	DDR Corp.	115,000
2,951	Digital Realty Trust, Inc.^	172,102
3,140	Douglas Emmett, Inc.	88,611
7,190	Duke Realty Corp.	130,570
502	Equity Lifestyle Properties, Inc.	22,168
7,867	Equity Residential Property Trust	495,621
1,363	Essex Property Trust, Inc.	252,032
486	Federal Realty Investment Trust	58,767
1,529	Gaming & Leisure Properties, Inc.	51,940
12,316	General Growth Properties, Inc.	290,165
9,979	HCP, Inc.	412,931
3,137	Health Care REIT, Inc.	196,596
4,565	Healthcare Trust of America, Inc.	54,963
1,257	Home Properties, Inc.	80,398
3,229	Hospitality Properties Trust	98,162
16,459	Host Hotels & Resorts, Inc.	362,263
1,792	Kilroy Realty Corp.	111,606
8,902	Kimco Realty Corp.	204,568
3,222	Liberty Property Trust	122,210
3,067	Macerich Co. (The)	204,722
8,076	MFA Financial, Inc.	66,304
1,642	Mid-America Apartment Communities, Inc.	119,948
2,689	National Retail Properties, Inc.^	100,004
6,297	NorthStar Realty Finance Corp.	109,442
1,850	OMEGA Healthcare Investors, Inc.	68,191
3,358	Piedmont Office Realty Trust, Inc., Class A	63,601
2,003	Plum Creek Timber Co., Inc.	90,335
1,183	Post Properties, Inc.	63,243
10,883	ProLogis, Inc.	447,182
243	Public Storage, Inc.	41,638
2,431	Rayonier, Inc.	86,422
4,822	Realty Income Corp.^	214,193
2,015	Regency Centers Corp.	112,195
5,165	Retail Properties of America, Inc., Class A	79,438
4,437	Senior Housing Properties Trust	107,775
1,724	Simon Property Group, Inc.	286,667
1,878	SL Green Realty Corp.	205,472
8,703	Spirit Realty Capital, Inc.	98,866
4,803	Starwood Property Trust, Inc.^	114,167
748	Tanger Factory Outlet Centers, Inc.	26,158
90	Taubman Centers, Inc.	6,823
8,044	Two Harbors Investment Corp.	84,301
5,445	UDR, Inc.	155,890
3,378	Ventas, Inc.	216,530
3,163	Vornado Realty Trust	337,587
3,383	Washington Prime Group, Inc.*	63,397

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
2,683	Weingarten Realty Investors	$88,110
11,410	Weyerhaeuser Co.	377,557
2,167	WP Carey, Inc.	139,555

		9,841,242

Real Estate Management & Development (0.1%):
3,630	Forest City Enterprises, Inc., Class A*	72,128
453	Howard Hughes Corp. (The)*	71,497
711	Jones Lang LaSalle, Inc.	89,863
1,810	Realogy Holdings Corp.*	68,255

		301,743

Road & Rail (0.7%):
66	AMERCO, Inc.	19,190
1,247	Con-way, Inc.	62,861
21,882	CSX Corp.	674,185
613	Genesee & Wyoming, Inc., Class A*	64,365
550	Kansas City Southern Industries, Inc.	59,131
5,314	Norfolk Southern Corp.	547,501
1,166	Ryder System, Inc.	102,713

		1,529,946

Semiconductors & Semiconductor Equipment (2.4%):
4,270	Altera Corp.	148,425
3,722	Analog Devices, Inc.	201,249
8,802	Applied Materials, Inc.	198,485
11,656	Broadcom Corp., Class A	432,671
1,205	Cree, Inc.*	60,190
1,599	First Solar, Inc.*	113,625
84	Freescale Semiconductor Holdings I, Ltd.*	1,974
93	Freescale Semiconductor, Ltd.*	2,186
99,206	Intel Corp.	3,065,464
317	KLA-Tencor Corp.	23,027
2,591	Lam Research Corp.	175,100
8,853	Marvell Technology Group, Ltd.	126,863
511	Maxim Integrated Products, Inc.	17,277
2,866	Micron Technology, Inc.*	94,435
10,158	NVIDIA Corp.	188,329
4,700	ON Semiconductor Corp.*	42,958
3,976	SunEdison, Inc.*	89,858
911	Sunpower Corp. Common*	37,333
3,764	Teradyne, Inc.^	73,774

		5,093,223

Software (1.8%):
3,667	Activision Blizzard, Inc.	81,774
1,555	Ansys, Inc.*	117,900
1,046	Autodesk, Inc.*	58,973
6,966	CA, Inc.	200,203
342	Citrix Systems, Inc.*	21,392
1,591	Electronic Arts, Inc.*	57,069
358	FireEye, Inc.*^	14,517
245	Informatica Corp.*	8,734
423	Micros Systems, Inc.*	28,722
63,515	Microsoft Corp.	2,648,577
5,755	Nuance Communications, Inc.*	108,021
2,072	Rovi Corp.*	49,645

Continued

8

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
15,075	Symantec Corp.	$345,218
3,383	Synopsys, Inc.*	131,328
15,802	Zynga, Inc.*	50,724

		3,922,797

Specialty Retail (0.6%):
1,151	Aaron’s, Inc.	41,022
1,356	Abercrombie & Fitch Co., Class A	58,647
2,846	Ascena Retail Group, Inc.*	48,667
2,567	Bed Bath & Beyond, Inc.*	147,294
4,406	Best Buy Co., Inc.	136,630
967	Cabela’s, Inc., Class A*	60,341
1,497	CarMax, Inc.*	77,859
1,881	Chico’s FAS, Inc.	31,902
241	CST Brands, Inc.	8,315
1,744	Dick’s Sporting Goods, Inc.	81,201
1,643	DSW, Inc., Class A	45,905
2,715	Foot Locker, Inc.	137,705
2,365	GameStop Corp., Class A^	95,712
3,408	L Brands, Inc.	199,912
544	Murphy USA, Inc.*	26,596
520	Penske Automotive Group, Inc.	25,740
922	Sally Beauty Holdings, Inc.*	23,124
549	Signet Jewelers, Ltd.	60,714
14,080	Staples, Inc.	152,627
654	Urban Outfitters, Inc.*	22,144

		1,482,057

Technology Hardware, Storage & Peripherals (1.7%):
40,185	EMC Corp.	1,058,473
41,276	Hewlett-Packard Co.	1,390,176
1,348	Lexmark International, Inc., Class A	64,920
3,312	NCR Corp.*	116,218
4,616	NetApp, Inc.	168,576
2,586	SanDisk Corp.	270,056
467	Stratasys, Ltd.*^	53,065
4,851	Western Digital Corp.	447,747
25,422	Xerox Corp.	316,250

		3,885,481

Textiles, Apparel & Luxury Goods (0.0%):
224	PVH Corp.	26,118
321	Ralph Lauren Corp.	51,582

		77,700

Thrifts & Mortgage Finance (0.2%):
2,220	BankUnited, Inc.	74,326
11,428	Hudson City Bancorp, Inc.	112,337

Shares or Principal Amount		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
55	Nationstar Mortgage Holdings, Inc.*	$1,997
9,697	New York Community Bancorp, Inc.^	154,957
6,815	People’s United Financial, Inc.	103,384
1,604	TFS Financial Corp.*	22,873

		469,874

Tobacco (0.6%):
2,341	Altria Group, Inc.	98,182
14,151	Philip Morris International, Inc.	1,193,071
1,647	Reynolds American, Inc.	99,396

		1,390,649

Trading Companies & Distributors (0.2%):
2,083	Air Lease Corp.	80,362
1,002	GATX Corp.	67,074
1,222	MRC Global, Inc.*	34,570
2,137	NOW, Inc.*	77,381
971	WESCO International, Inc.*	83,875

		343,262

Water Utilities (0.1%):
3,908	American Water Works Co., Inc.	193,251
3,864	Aqua America, Inc.	101,314

		294,565

Wireless Telecommunication Services (0.2%):
15,890	Sprint Corp.*	135,542
1,873	Telephone & Data Systems, Inc.	48,904
5,789	T-Mobile US, Inc.*	194,626
299	United States Cellular Corp.*	12,199

		391,271

Total Common Stocks (Cost $156,720,471)		217,947,555

Securities Held as Collateral for Securities on Loan (0.7%):
$1,630,877	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	1,630,877

Total Securities Held as Collateral for Securities on Loan (Cost $1,630,877)		1,630,877

Unaffiliated Investment Company (1.0%):
2,169,863	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	2,169,863

Total Unaffiliated Investment Company (Cost $2,169,863)		2,169,863

Total Investment Securities (Cost $160,521,211)(c) — 100.6%		221,748,295
Net other assets (liabilities) — (0.6)%		(1,362,283)

Net Assets — 100.0%		$220,386,012

Percentages indicated are based on net assets as of June 30, 2014.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $1,598,273.

+	Affiliated Securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

Continued

9

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

(b)	The rate represents the effective yield at June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $146,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/19/14	26	$2,538,120	$12,530

See accompanying notes to the financial statements.

10

AZL Russell 1000 Value Index Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$160,108,845
Investments in affiliates, at cost	412,366

Total Investment securities, at cost	$160,521,211

Investments in non-affiliates, at value*	$221,121,146
Investments in affiliates, at value	627,149

Total Investment securities, at value	221,748,295
Cash	2,832
Segregated cash for collateral	146,000
Interest and dividends receivable	277,061
Receivable for investments sold	24,044,615
Receivable for variation margin on futures contracts	520
Prepaid expenses	854

Total Assets	246,220,177

Liabilities:
Payable for investments purchased	24,048,405
Payable for capital shares redeemed	1,289
Payable for collateral received on loaned securities	1,630,877
Manager fees payable	79,486
Administration fees payable	7,346
Distribution fees payable	45,163
Custodian fees payable	2,596
Administrative and compliance services fees payable	627
Trustee fees payable	1,391
Other accrued liabilities	16,985

Total Liabilities	25,834,165

Net Assets	$220,386,012

Net Assets Consist of:
Capital	$123,780,312
Accumulated net investment income/(loss)	4,853,090
Accumulated net realized gains/(losses) from investment transactions	30,512,996
Net unrealized appreciation/(depreciation) on investments	61,239,614

Net Assets	$220,386,012

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,898,419
Net Asset Value (offering and redemption price per share)	$15.86

*	Includes securities on loan of $1,598,273.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$2,414,310
Dividends from affiliates	8,317
Income from securities lending	11,416
Foreign withholding tax	(1,092)

Total Investment Income	2,432,951

Expenses:
Manager fees	455,089
Administration fees	31,676
Distribution fees	258,573
Custodian fees	3,951
Administrative and compliance services fees	1,709
Trustee fees	5,357
Professional fees	5,196
Shareholder reports	1,366
Other expenses	23,913

Total expenses	786,830

Net Investment Income/(Loss)	1,646,121

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	11,045,321
Net realized gains/(losses) on futures contracts	412,065
Change in net unrealized appreciation/depreciation on investments	3,049,660

Net Realized/Unrealized Gains/(Losses) on Investments	14,507,046

Change in Net Assets Resulting From Operations	$16,153,167

See accompanying notes to the financial statements.

11

Statements of Changes in Net Assets

	AZL Russell 1000 Value Index Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,646,121	$3,208,901
Net realized gains/(losses) on investment transactions	11,457,386	19,434,893
Change in unrealized appreciation/depreciation on investments	3,049,660	34,687,233

Change in net assets resulting from operations	16,153,167	57,331,027

Dividends to Shareholders:
From net investment income	—	(3,878,001)
From net realized gains	—	(6,783,630)

Change in net assets resulting from dividends to shareholders	—	(10,661,631)

Capital Transactions:
Proceeds from shares issued	9,886,945	6,359,982
Proceeds from dividends reinvested	—	10,661,631
Value of shares redeemed	(11,460,836)	(82,266,180)

Change in net assets resulting from capital transactions	(1,573,891)	(65,244,567)

Change in net assets	14,579,276	(18,575,171)
Net Assets:
Beginning of period	205,806,736	224,381,907

End of period	$220,386,012	$205,806,736

Accumulated net investment income/(loss)	$4,853,090	$3,206,969

Share Transactions:
Shares issued	657,978	479,565
Dividends reinvested	—	792,686
Shares redeemed	(758,054)	(6,227,133)

Change in shares	(100,076)	(4,954,882)

See accompanying notes to the financial statements.

12

AZL Russell 1000 Value Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	April 30, 2010 to December 31, 2010 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.70		$11.84	$10.36	$10.49	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.12		0.31	0.20	0.16	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	1.04		3.35	1.52	(0.19)	0.39

Total from Investment Activities	1.16		3.66	1.72	(0.03)	0.49

Dividends to Shareholders From:
Net Investment Income	—		(0.29)	(0.15)	(0.10)	—
Net Realized Gains	—		(0.51)	(0.09)	—	—

Total Dividends	—		(0.80)	(0.24)	(0.10)	—

Net Asset Value, End of Period	$15.86		$14.70	$11.84	$10.36	$10.49

Total Return(b)	7.89	%(c)	31.52%	16.63%	(0.25)%	4.90	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$220,386		$205,807	$224,382	$182,515	$169,075
Net Investment Income/(Loss)(d)	1.59%		1.54%	1.85%	1.59%	1.68%
Expenses Before Reductions(d)(e)	0.76%		0.77%	0.78%	0.79%	0.84%
Expenses Net of Reductions(d)	0.76%		0.77%	0.78%	0.79%	0.84%
Portfolio Turnover Rate	15	%(c)	11%	18%	20%	25	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

13

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Value Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

14

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $2.2 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,125 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2014, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $2.5 million as of June 30, 2014. The monthly average notional amount for these contracts was $3.6 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$12,530	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$412,065	$(95,203)

15

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Russell 1000 Value Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $1,204 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

16

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$217,947,555	$—	$217,947,555
Securities Held as Collateral for Securities on Loan	—	1,630,877	1,630,877
Unaffiliated Investment Company	2,169,863	—	2,169,863

Total Investment Securities	$220,117,418	$1,630,877	$221,748,295

Other Financial Instruments:*
Futures Contracts	12,530	—	12,530

Total Investments	$220,129,948	$1,630,877	$221,760,825

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Value Index Fund	$32,545,069	$30,215,501

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

17

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $161,007,777. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$62,184,344
Unrealized depreciation	(1,443,826)

Net unrealized appreciation depreciation	$60,740,518

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Value Index Fund	$5,586,078	$5,075,553	$10,661,631

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Value Index Fund	$4,600,621	$18,316,385	$—	$57,535,527	$80,452,533

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® S&P 500 Index Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,070.20	$1.23	0.24%
AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,069.10	$2.51	0.49%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,023.60	$1.20	0.24%
AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,022.36	$2.46	0.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	18.1%
Financials	15.3
Health Care	12.9
Consumer Discretionary	11.6
Energy	10.5
Industrials	10.1
Consumer Staples	9.2
Materials	3.4
Utilities	3.0
Telecommunication Services	2.5

Total Common Stock	96.6
Money Market	3.4
Securities Held as Collateral for Securities on Loan	0.5

Total Investment Securities	100.5
Net other assets (liabilities)	(0.5)

Net Assets	100.0%

1

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (96.6%):
Aerospace & Defense (2.5%):
63,192	Boeing Co. (The)	$8,039,918
30,681	General Dynamics Corp.	3,575,871
73,766	Honeywell International, Inc.	6,856,550
8,131	L-3 Communications Holdings, Inc.	981,818
25,111	Lockheed Martin Corp.	4,036,091
20,168	Northrop Grumman Corp.	2,412,698
13,618	Precision Castparts Corp.	3,437,183
29,490	Raytheon Co.	2,720,453
12,808	Rockwell Collins, Inc.	1,000,817
26,236	Textron, Inc.	1,004,576
79,443	United Technologies Corp.	9,171,693

		43,237,668

Air Freight & Logistics (0.7%):
13,920	C.H. Robinson Worldwide, Inc.	887,957
18,584	Expeditors International of Washington, Inc.	820,669
26,166	FedEx Corp.	3,961,009
66,391	United Parcel Service, Inc., Class B	6,815,700

		12,485,335

Airlines (0.3%):
79,897	Delta Air Lines, Inc.	3,093,612
65,155	Southwest Airlines Co.	1,750,063

		4,843,675

Auto Components (0.4%):
21,533	BorgWarner, Inc.	1,403,736
26,005	Delphi Automotive plc	1,787,584
25,996	Goodyear Tire & Rubber Co.	722,169
62,558	Johnson Controls, Inc.	3,123,521

		7,037,010

Automobiles (0.7%):
372,466	Ford Motor Co.	6,421,314
123,868	General Motors Co.	4,496,408
20,505	Harley-Davidson, Inc.	1,432,274

		12,349,996

Banks (4.9%):
990,293	Bank of America Corp.	15,220,803
67,676	BB&T Corp.	2,668,465
17,085	Comerica, Inc.	856,984
80,304	Fifth Third Bancorp	1,714,490
78,088	Huntington Bancshares, Inc.	744,960
356,501	JPMorgan Chase & Co.	20,541,588
83,391	KeyCorp	1,194,993
12,385	M&T Bank Corp.	1,536,359
50,077	PNC Financial Services Group, Inc.	4,459,357
129,863	Regions Financial Corp.	1,379,145
50,134	SunTrust Banks, Inc.	2,008,368
170,894	U.S. Bancorp	7,403,128
451,480	Wells Fargo & Co.	23,729,789
17,401	Zions Bancorp	512,807

		83,971,236

Beverages (2.1%):
15,306	Brown-Forman Corp., Class B	1,441,366
356,043	Coca-Cola Co. (The)	15,081,981
22,018	Coca-Cola Enterprises, Inc.	1,052,020

Shares		Fair Value
Common Stocks, continued
Beverages, continued
15,897	Constellation Brands, Inc., Class A*	$1,401,003
18,498	Dr Pepper Snapple Group, Inc.	1,083,613
14,995	Molson Coors Brewing Co., Class B	1,112,029
12,685	Monster Beverage Corp.*	901,016
142,756	PepsiCo, Inc.	12,753,821

		34,826,849

Biotechnology (2.4%):
18,631	Alexion Pharmaceuticals, Inc.*	2,911,094
71,308	Amgen, Inc.	8,440,728
22,343	Biogen Idec, Inc.*	7,044,971
76,142	Celgene Corp.*	6,539,075
144,653	Gilead Sciences, Inc.*	11,993,181
7,507	Regeneron Pharmaceuticals, Inc.*	2,120,502
22,259	Vertex Pharmaceuticals, Inc.*	2,107,482

		41,157,033

Building Products (0.1%):
8,437	Allegion plc	478,209
33,805	Masco Corp.	750,471

		1,228,680

Capital Markets (2.1%):
5,206	Affiliated Managers Group, Inc.*	1,069,312
17,897	Ameriprise Financial, Inc.	2,147,640
107,415	Bank of New York Mellon Corp. (The)	4,025,914
11,781	BlackRock, Inc., Class A+	3,765,208
110,301	Charles Schwab Corp. (The)	2,970,406
27,032	E*TRADE Financial Corp.*	574,700
37,857	Franklin Resources, Inc.	2,189,649
39,172	Goldman Sachs Group, Inc. (The)	6,558,961
40,883	Invesco, Ltd.	1,543,333
9,611	Legg Mason, Inc.	493,140
131,836	Morgan Stanley	4,262,259
20,902	Northern Trust Corp.	1,342,117
40,621	State Street Corp.	2,732,168
24,747	T. Rowe Price Group, Inc.	2,088,894

		35,763,701

Chemicals (2.6%):
19,995	Air Products & Chemicals, Inc.	2,571,757
6,341	Airgas, Inc.	690,598
4,904	CF Industries Holdings, Inc.	1,179,559
113,410	Dow Chemical Co. (The)	5,836,078
86,499	E.I. du Pont de Nemours & Co.	5,660,494
14,149	Eastman Chemical Co.	1,235,915
25,475	Ecolab, Inc.	2,836,387
12,580	FMC Corp.	895,570
7,614	International Flavor & Fragrances, Inc.	793,988
39,235	LyondellBasell Industries NV, Class A	3,831,297
49,374	Monsanto Co.	6,158,912
30,464	Mosaic Co. (The)	1,506,445
13,038	PPG Industries, Inc.	2,739,936
27,565	Praxair, Inc.	3,661,735
7,994	Sherwin Williams Co.	1,654,039
11,177	Sigma Aldrich Corp.	1,134,242

		42,386,952

Continued

2

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (0.5%):
16,403	ADT Corp. (The)^	$573,121
9,565	Cintas Corp.	607,760
16,223	Iron Mountain, Inc.	575,105
19,064	Pitney Bowes, Inc.	526,548
25,102	Republic Services, Inc.	953,123
8,005	Stericycle, Inc.*	947,952
43,448	Tyco International, Ltd.	1,981,229
40,760	Waste Management, Inc.	1,823,195

		7,988,033

Communications Equipment (1.7%):
482,520	Cisco Systems, Inc.	11,990,622
7,163	F5 Networks, Inc.*	798,245
9,983	Harris Corp.	756,212
44,612	Juniper Networks, Inc.*	1,094,778
21,336	Motorola Solutions, Inc.	1,420,338
158,989	QUALCOMM, Inc.	12,591,929

		28,652,124

Construction & Engineering (0.1%):
15,035	Fluor Corp.	1,156,192
12,382	Jacobs Engineering Group, Inc.*	659,713
20,418	Quanta Services, Inc.*	706,054

		2,521,959

Construction Materials (0.0%):
12,242	Vulcan Materials Co.	780,428

Consumer Finance (0.9%):
85,790	American Express Co.	8,138,898
53,839	Capital One Financial Corp.	4,447,101
43,915	Discover Financial Services	2,721,852
39,603	Navient Corp.	701,369

		16,009,220

Containers & Packaging (0.2%):
9,025	Avery Dennison Corp.	462,531
13,178	Ball Corp.	825,997
9,488	Bemis Co., Inc.	385,782
15,804	MeadWestvaco Corp.	699,485
15,412	Owens-Illinois, Inc.*	533,872
18,324	Sealed Air Corp.	626,131

		3,533,798

Distributors (0.1%):
14,417	Genuine Parts Co.	1,265,813

Diversified Consumer Services (0.1%):
407	Graham Holdings Co., Class B	292,271
25,712	H&R Block, Inc.	861,866

		1,154,137

Diversified Financial Services (2.5%):
169,599	Berkshire Hathaway, Inc., Class B*	21,464,450
286,143	Citigroup, Inc.	13,477,336
29,731	CME Group, Inc.	2,109,414
10,841	IntercontinentalExchange Group, Inc.	2,047,865
29,852	Leucadia National Corp.	782,719
17,734	Moody’s Corp.	1,554,562
10,962	NASDAQ OMX Group, Inc. (The)	423,352

		41,859,698

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (2.4%):
488,871	AT&T, Inc.	$17,286,479
53,919	CenturyLink, Inc.	1,951,868
95,129	Frontier Communications Corp.^	555,553
390,075	Verizon Communications, Inc.	19,086,369
56,756	Windstream Holdings, Inc.^	565,290

		39,445,559

Electric Utilities (1.7%):
45,973	American Electric Power Co., Inc.	2,563,914
66,617	Duke Energy Corp.	4,942,316
30,730	Edison International	1,785,720
16,896	Entergy Corp.	1,386,993
80,885	Exelon Corp.	2,950,685
39,556	FirstEnergy Corp.	1,373,384
41,080	NextEra Energy, Inc.	4,209,879
29,797	Northeast Utilities	1,408,504
23,578	Pepco Holdings, Inc.	647,923
10,369	Pinnacle West Capital Corp.	599,743
59,504	PPL Corp.	2,114,177
83,908	Southern Co. (The)	3,807,745

		27,790,983

Electrical Equipment (0.7%):
23,167	AMETEK, Inc.	1,211,171
44,901	Eaton Corp. plc	3,465,459
66,099	Emerson Electric Co.	4,386,330
13,013	Rockwell Automation, Inc.	1,628,707
9,403	Roper Industries, Inc.	1,372,932

		12,064,599

Electronic Equipment, Instruments & Components (0.4%):
14,838	Amphenol Corp., Class A	1,429,493
123,247	Corning, Inc.	2,705,273
13,233	FLIR Systems, Inc.	459,582
17,596	Jabil Circuit, Inc.	367,756
38,466	TE Connectivity, Ltd.	2,378,737

		7,340,841

Energy Equipment & Services (2.1%):
41,135	Baker Hughes, Inc.	3,062,501
19,228	Cameron International Corp.*	1,301,928
6,494	Diamond Offshore Drilling, Inc.^	322,297
22,106	Ensco plc, Class A, ADR	1,228,430
22,097	FMC Technologies, Inc.*	1,349,464
79,545	Halliburton Co.	5,648,490
10,186	Helmerich & Payne, Inc.	1,182,696
24,481	Nabors Industries, Ltd.	719,007
40,413	National-Oilwell Varco, Inc.	3,328,011
23,838	Noble Corp. plc	800,003
11,606	Rowan Cos. plc, Class A	370,580
122,678	Schlumberger, Ltd.	14,469,871
32,049	Transocean, Ltd.^	1,443,166

		35,226,444

Food & Staples Retailing (2.2%):
41,318	Costco Wholesale Corp.	4,758,181
110,132	CVS Caremark Corp.	8,300,649
47,990	Kroger Co. (The)	2,372,146
21,594	Safeway, Inc.	741,538

Continued

3

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
55,122	Sysco Corp.	$2,064,319
82,701	Walgreen Co.	6,130,625
151,837	Wal-Mart Stores, Inc.	11,398,403
34,615	Whole Foods Market, Inc.	1,337,177

		37,103,038

Food Products (1.6%):
61,733	Archer-Daniels-Midland Co.	2,723,043
16,772	Campbell Soup Co.	768,325
39,708	ConAgra Foods, Inc.	1,178,533
57,876	General Mills, Inc.	3,040,805
14,060	Hershey Co.	1,369,022
12,780	Hormel Foods Corp.	630,693
9,722	J.M. Smucker Co. (The)	1,036,074
23,949	Kellogg Co.	1,573,449
11,954	Keurig Green Mountain, Inc.	1,489,588
56,083	Kraft Foods Group, Inc., Class A	3,362,176
12,334	McCormick & Co.	882,991
19,039	Mead Johnson Nutrition Co.	1,773,864
159,226	Mondelez International, Inc., Class A	5,988,490
25,924	Tyson Foods, Inc., Class A	973,187

		26,790,240

Gas Utilities (0.0%):
11,197	AGL Resources, Inc.	616,171

Health Care Equipment & Supplies (2.0%):
141,467	Abbott Laboratories	5,786,000
51,109	Baxter International, Inc.	3,695,181
18,198	Becton, Dickinson & Co.	2,152,823
124,958	Boston Scientific Corp.*	1,595,714
7,181	C.R. Bard, Inc.	1,026,955
19,539	CareFusion Corp.*	866,555
42,470	Covidien plc	3,829,945
13,325	DENTSPLY International, Inc.	630,939
9,933	Edwards Lifesciences Corp.*	852,649
3,618	Intuitive Surgical, Inc.*	1,489,892
94,099	Medtronic, Inc.	5,999,751
26,771	St. Jude Medical, Inc.	1,853,892
27,852	Stryker Corp.	2,348,481
9,832	Varian Medical Systems, Inc.*	817,432
15,780	Zimmer Holdings, Inc.	1,638,911

		34,585,120

Health Care Providers & Services (2.1%):
33,662	Aetna, Inc.	2,729,315
21,268	AmerisourceBergen Corp.	1,545,333
32,004	Cardinal Health, Inc.	2,194,194
27,735	Cerner Corp.*	1,430,571
25,302	CIGNA Corp.	2,327,025
16,745	DaVita, Inc.*	1,210,998
72,766	Express Scripts Holding Co.*	5,044,867
14,579	Humana, Inc.	1,862,030
7,998	Laboratory Corp. of America Holdings*	818,995
21,719	McKesson, Inc.	4,044,295
7,669	Patterson Cos., Inc.	303,002
13,664	Quest Diagnostics, Inc.	801,940

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
9,094	Tenet Healthcare Corp.*	$426,872
92,294	UnitedHealth Group, Inc.	7,545,036
26,341	WellPoint, Inc.	2,834,555

		35,119,028

Hotels, Restaurants & Leisure (1.6%):
41,353	Carnival Corp.	1,556,940
2,928	Chipotle Mexican Grill, Inc.*	1,734,869
12,510	Darden Restaurants, Inc.	578,838
20,733	Marriott International, Inc., Class A	1,328,985
93,104	McDonald’s Corp.	9,379,297
70,878	Starbucks Corp.	5,484,540
18,121	Starwood Hotels & Resorts Worldwide, Inc.	1,464,539
12,015	Wyndham Worldwide Corp.	909,776
7,644	Wynn Resorts, Ltd.	1,586,589
41,524	Yum! Brands, Inc.	3,371,749

		27,396,122

Household Durables (0.4%):
26,769	D.R. Horton, Inc.	657,982
11,489	Garmin, Ltd.^	699,680
6,453	Harman International Industries, Inc.	693,246
13,024	Leggett & Platt, Inc.^	446,463
16,484	Lennar Corp.	691,998
5,735	Mohawk Industries, Inc.*	793,380
26,151	Newell Rubbermaid, Inc.	810,419
32,203	PulteGroup, Inc.	649,212
7,336	Whirlpool Corp.	1,021,319

		6,463,699

Household Products (1.8%):
12,070	Clorox Co. (The)	1,103,198
81,858	Colgate-Palmolive Co.	5,581,078
35,484	Kimberly-Clark Corp.	3,946,530
254,888	Procter & Gamble Co. (The)	20,031,649

		30,662,455

Independent Power and Renewable Electricity Producers (0.1%):
62,457	AES Corp. (The)	971,206
31,763	NRG Energy, Inc.	1,181,584

		2,152,790

Industrial Conglomerates (2.2%):
58,547	3M Co.	8,386,272
56,667	Danaher Corp.	4,461,393
944,566	General Electric Co.	24,823,195

		37,670,860

Insurance (2.8%):
31,809	ACE, Ltd.	3,298,593
42,740	AFLAC, Inc.	2,660,565
40,874	Allstate Corp. (The)	2,400,121
136,261	American International Group, Inc.	7,437,126
27,925	Aon plc	2,515,763
6,717	Assurant, Inc.	440,299
23,029	Chubb Corp. (The)	2,122,583
13,773	Cincinnati Financial Corp.	661,655
46,741	Genworth Financial, Inc., Class A*	813,293

Continued

4

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
42,356	Hartford Financial Services Group, Inc. (The)	$1,516,768
24,918	Lincoln National Corp.	1,281,782
28,697	Loews Corp.	1,262,955
51,768	Marsh & McLennan Cos., Inc.	2,682,618
106,022	MetLife, Inc.	5,890,582
25,770	Principal Financial Group, Inc.	1,300,870
51,344	Progressive Corp. (The)	1,302,084
43,414	Prudential Financial, Inc.	3,853,861
8,304	Torchmark Corp.	680,264
32,727	Travelers Cos., Inc. (The)	3,078,629
24,112	UnumProvident Corp.	838,133
25,563	XL Group plc, Class B	836,677

		46,875,221

Internet & Catalog Retail (1.3%):
35,110	Amazon.com, Inc.*	11,403,027
9,619	Expedia, Inc.	757,592
5,647	Netflix, Inc.*	2,488,068
4,939	Priceline.com, Inc.*	5,941,617
10,499	TripAdvisor, Inc.*	1,140,821

		21,731,125

Internet Software & Services (3.1%):
16,717	Akamai Technologies, Inc.*	1,020,740
107,433	eBay, Inc.*	5,378,096
161,963	Facebook, Inc., Class A*	10,898,490
26,685	Google, Inc., Class C*	15,351,347
26,685	Google, Inc., Class A*	15,601,918
11,586	VeriSign, Inc.*	565,513
88,274	Yahoo!, Inc.*	3,101,066

		51,917,170

IT Services (3.1%):
59,606	Accenture plc, Class A	4,818,549
5,106	Alliance Data Systems Corp.*	1,436,063
45,411	Automatic Data Processing, Inc.	3,600,184
57,311	Cognizant Technology Solutions Corp., Class A *	2,803,081
13,661	Computer Sciences Corp.	863,375
27,099	Fidelity National Information Services, Inc.	1,483,399
23,470	Fiserv, Inc.*	1,415,710
89,621	International Business Machines Corp.	16,245,599
94,645	MasterCard, Inc., Class A	6,953,568
30,600	Paychex, Inc.	1,271,736
14,928	Teradata Corp.*	600,106
15,770	Total System Services, Inc.	495,336
47,351	Visa, Inc., Class A	9,977,329
50,661	Western Union Co.	878,462

		52,842,497

Leisure Products (0.1%):
10,927	Hasbro, Inc.	579,677
31,914	Mattel, Inc.	1,243,689

		1,823,366

Life Sciences Tools & Services (0.4%):
31,434	Agilent Technologies, Inc.	1,805,569
10,608	PerkinElmer, Inc.	496,879

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
37,578	Thermo Fisher Scientific, Inc.	$4,434,203
7,995	Waters Corp.*	834,998

		7,571,649

Machinery (1.7%):
58,797	Caterpillar, Inc.	6,389,471
16,107	Cummins, Inc.	2,485,149
34,264	Deere & Co.	3,102,605
15,679	Dover Corp.	1,426,005
12,901	Flowserve Corp.	959,189
35,751	Illinois Tool Works, Inc.	3,130,358
23,638	Ingersoll-Rand plc	1,477,611
9,389	Joy Global, Inc.	578,175
33,409	PACCAR, Inc.	2,099,087
10,291	Pall Corp.	878,748
14,062	Parker Hannifin Corp.	1,768,015
18,335	Pentair plc	1,322,320
5,517	Snap-On, Inc.	653,875
14,704	Stanley Black & Decker, Inc.	1,291,305
17,369	Xylem, Inc.	678,781

		28,240,694

Media (3.6%):
20,587	Cablevision Systems Corp., Class A^	363,361
49,778	CBS Corp., Class B	3,093,205
244,888	Comcast Corp., Class A	13,145,587
44,132	DIRECTV, Inc., Class A*	3,751,661
20,535	Discovery Communications, Inc., Class A*	1,525,340
21,287	Gannett Co., Inc.	666,496
39,760	Interpublic Group of Cos., Inc. (The)	775,718
25,639	McGraw-Hill Cos., Inc. (The)	2,128,806
46,781	News Corp., Class A*	839,251
24,354	Omnicom Group, Inc.	1,734,492
10,093	Scripps Networks Interactive, Class A	818,946
26,244	Time Warner Cable, Inc.	3,865,741
83,084	Time Warner, Inc.	5,836,651
180,343	Twenty-First Century Fox, Inc.	6,339,056
36,840	Viacom, Inc., Class B	3,195,133
151,709	Walt Disney Co. (The)	13,007,530

		61,086,974

Metals & Mining (0.5%):
110,416	Alcoa, Inc.	1,644,094
10,327	Allegheny Technologies, Inc.	465,748
97,839	Freeport-McMoRan Copper & Gold, Inc.	3,571,123
47,129	Newmont Mining Corp.	1,198,962
30,048	Nucor Corp.	1,479,864
13,515	United States Steel Corp.^	351,931

		8,711,722

Multiline Retail (0.6%):
28,568	Dollar General Corp.*	1,638,660
19,530	Dollar Tree, Inc.*	1,063,604
8,949	Family Dollar Stores, Inc.	591,887
18,349	Kohl’s Corp.	966,625
33,945	Macy’s, Inc.	1,969,489

Continued

5

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
13,237	Nordstrom, Inc.	$899,189
59,670	Target Corp.	3,457,877

		10,587,331

Multi-Utilities (1.2%):
22,785	Ameren Corp.	931,451
40,653	CenterPoint Energy, Inc.	1,038,278
25,381	CMS Energy Corp.	790,618
27,645	Consolidated Edison, Inc.	1,596,222
54,783	Dominion Resources, Inc.	3,918,080
16,739	DTE Energy Co.	1,303,466
7,455	Integrys Energy Group, Inc.	530,274
29,708	NiSource, Inc.	1,168,713
43,775	PG&E Corp.	2,102,076
47,723	Public Service Enterprise Group, Inc.	1,946,621
13,432	SCANA Corp.	722,776
21,475	Sempra Energy	2,248,647
19,083	TECO Energy, Inc.^	352,654
21,158	Wisconsin Energy Corp.	992,733
47,280	Xcel Energy, Inc.	1,523,834

		21,166,443

Oil, Gas & Consumable Fuels (8.4%):
47,573	Anadarko Petroleum Corp.	5,207,816
36,329	Apache Corp.	3,655,424
39,297	Cabot Oil & Gas Corp.	1,341,600
47,804	Chesapeake Energy Corp.	1,485,748
179,315	Chevron Corp.	23,409,573
8,198	Cimarex Energy Co.	1,176,085
115,643	ConocoPhillips	9,914,074
21,728	CONSOL Energy, Inc.	1,001,009
33,379	Denbury Resources, Inc.	616,176
36,116	Devon Energy Corp.	2,867,610
51,478	EOG Resources, Inc.	6,015,719
14,294	EQT Corp.	1,528,029
404,508	Exxon Mobil Corp.	40,725,866
24,858	Hess Corp.	2,458,208
62,883	Kinder Morgan, Inc.	2,280,138
63,674	Marathon Oil Corp.	2,541,866
27,184	Marathon Petroleum Corp.	2,122,255
15,883	Murphy Oil Corp.	1,055,902
12,957	Newfield Exploration Co.*	572,699
33,879	Noble Energy, Inc.	2,624,267
73,998	Occidental Petroleum Corp.	7,594,415
19,642	ONEOK, Inc.	1,337,227
25,523	Peabody Energy Corp.	417,301
53,296	Phillips 66	4,286,597
13,474	Pioneer Natural Resources Co.	3,096,460
17,053	QEP Resources, Inc.	588,329
15,886	Range Resources Corp.	1,381,288
33,308	Southwestern Energy Co.*	1,515,181
63,173	Spectra Energy Corp.	2,683,589
12,140	Tesoro Corp.	712,254
50,263	Valero Energy Corp.	2,518,176
69,552	Williams Cos., Inc. (The)	4,048,622

		142,779,503

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.1%):
40,797	International Paper Co.	$2,059,025

Personal Products (0.1%):
41,204	Avon Products, Inc.	601,990
23,794	Estee Lauder Co., Inc. (The), Class A	1,766,943

		2,368,933

Pharmaceuticals (6.0%):
149,775	Abbvie, Inc.	8,453,301
16,432	Actavis, Inc. plc*	3,665,158
28,049	Allergan, Inc.	4,746,452
156,096	Bristol-Myers Squibb Co.	7,572,217
92,792	Eli Lilly & Co.	5,768,879
22,595	Forest Laboratories, Inc.*	2,236,905
15,808	Hospira, Inc.*	812,057
266,488	Johnson & Johnson Co.	27,879,974
275,269	Merck & Co., Inc.	15,924,312
35,201	Mylan, Inc.*	1,814,964
12,612	Perrigo Co. plc	1,838,325
600,843	Pfizer, Inc.	17,833,019
47,190	Zoetis, Inc.	1,522,821

		100,068,384

Professional Services (0.2%):
3,515	Dun & Bradstreet Corp.	387,353
11,443	Equifax, Inc.	830,075
28,551	Nielsen Holdings NV	1,382,154
12,947	Robert Half International, Inc.	618,090

		3,217,672

Real Estate Investment Trusts (REITs) (2.0%):
37,277	American Tower Corp.	3,354,184
13,632	Apartment Investment & Management Co., Class A	439,905
11,479	AvalonBay Communities, Inc.	1,632,199
14,434	Boston Properties, Inc.	1,705,810
31,487	Equity Residential Property Trust	1,983,681
5,888	Essex Property Trust, Inc.	1,088,750
49,311	General Growth Properties, Inc.	1,161,767
43,157	HCP, Inc.	1,785,837
28,771	Health Care REIT, Inc.	1,803,079
71,409	Host Hotels & Resorts, Inc.	1,571,712
38,495	Kimco Realty Corp.	884,615
13,210	Macerich Co. (The)	881,768
16,643	Plum Creek Timber Co., Inc.	750,599
47,091	ProLogis, Inc.	1,934,969
13,652	Public Storage, Inc.	2,339,270
29,261	Simon Property Group, Inc.	4,865,520
27,594	Ventas, Inc.	1,768,775
16,428	Vornado Realty Trust	1,753,360
55,136	Weyerhaeuser Co.^	1,824,450

		33,530,250

Real Estate Management & Development (0.0%):
26,179	CBRE Group, Inc.*	838,775

Continued

6

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail (0.9%):
94,478	CSX Corp.	$2,910,867
10,344	Kansas City Southern Industries, Inc.	1,112,083
29,167	Norfolk Southern Corp.	3,005,076
5,007	Ryder System, Inc.	441,067
85,338	Union Pacific Corp.	8,512,466

		15,981,559

Semiconductors & Semiconductor Equipment (2.3%):
29,490	Altera Corp.	1,025,072
29,589	Analog Devices, Inc.	1,599,877
114,668	Applied Materials, Inc.	2,585,763
23,709	Avago Technologies, Ltd.	1,708,708
52,346	Broadcom Corp., Class A	1,943,084
6,741	First Solar, Inc.*	479,015
468,901	Intel Corp.	14,489,042
15,638	KLA-Tencor Corp.	1,135,944
15,260	Lam Research Corp.	1,031,271
22,333	Linear Technology Corp.	1,051,214
18,875	Microchip Technology, Inc.	921,289
100,821	Micron Technology, Inc.*	3,322,052
52,552	NVIDIA Corp.	974,314
101,663	Texas Instruments, Inc.	4,858,475
25,317	Xilinx, Inc.	1,197,747

		38,322,867

Software (3.4%):
43,555	Adobe Systems, Inc.*	3,151,640
21,486	Autodesk, Inc.*	1,211,381
30,193	CA, Inc.	867,747
15,430	Citrix Systems, Inc.*	965,147
29,625	Electronic Arts, Inc.*	1,062,649
26,740	Intuit, Inc.	2,153,372
708,039	Microsoft Corp.	29,525,225
323,397	Oracle Corp.	13,107,279
17,785	Red Hat, Inc.*	982,977
53,207	Salesforce.com, Inc.*	3,090,263
65,225	Symantec Corp.	1,493,653

		57,611,333

Specialty Retail (1.9%):
5,917	AutoNation, Inc.*	353,127
3,130	AutoZone, Inc.*	1,678,431
19,212	Bed Bath & Beyond, Inc.*	1,102,385
26,070	Best Buy Co., Inc.	808,431
20,740	CarMax, Inc.*	1,078,687
10,671	GameStop Corp., Class A^	431,855
24,485	Gap, Inc. (The)	1,017,841
128,865	Home Depot, Inc. (The)	10,432,911
23,098	L Brands, Inc.	1,354,929
93,935	Lowe’s Cos., Inc.	4,507,941
9,973	O’Reilly Automotive, Inc.*	1,501,934
9,339	PetSmart, Inc. ^	558,472
20,003	Ross Stores, Inc.	1,322,798
61,015	Staples, Inc.	661,403
10,453	Tiffany & Co.	1,047,913
65,960	TJX Cos., Inc. (The)	3,505,774
13,106	Tractor Supply Co.	791,602

Shares, or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
9,591	Urban Outfitters, Inc.*	$324,751

		32,481,185

Technology Hardware, Storage & Peripherals (4.1%):
567,964	Apple, Inc.	52,780,895
192,842	EMC Corp.	5,079,458
176,263	Hewlett-Packard Co.	5,936,538
31,062	NetApp, Inc.	1,134,384
21,307	SanDisk Corp.	2,225,090
30,826	Seagate Technology plc	1,751,533
19,719	Western Digital Corp.	1,820,064
102,871	Xerox Corp.	1,279,715

		72,007,677

Textiles, Apparel & Luxury Goods (0.8%):
25,782	Coach, Inc.	881,487
4,507	Fossil Group, Inc.*	471,072
16,933	Michael Kors Holdings, Ltd.*	1,501,110
69,477	Nike, Inc., Class B	5,387,942
7,749	PVH Corp.	903,533
5,538	Ralph Lauren Corp.	889,901
15,255	Under Armour, Inc., Class A*	907,520
32,422	V.F. Corp.	2,042,586

		12,985,151

Thrifts & Mortgage Finance (0.1%):
44,427	Hudson City Bancorp, Inc.	436,717
29,090	People’s United Financial, Inc.	441,296

		878,013

Tobacco (1.4%):
187,161	Altria Group, Inc.	7,849,532
34,148	Lorillard, Inc.	2,082,004
148,154	Philip Morris International, Inc.	12,490,863
29,351	Reynolds American, Inc.	1,771,333

		24,193,732

Trading Companies & Distributors (0.2%):
25,803	Fastenal Co.^	1,276,990
5,742	W.W. Grainger, Inc.	1,460,019

		2,737,009

Wireless Telecommunication Services (0.1%):
31,461	Crown Castle International Corp.	2,336,294

Total Common Stocks (Cost $1,008,390,455)		1,640,432,848

Securities Held as Collateral for Securities on Loan (0.5%):
$7,883,629	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	7,883,629

Total Securities Held as Collateral for Securities on Loan (Cost $7,883,629)		7,883,629

Unaffiliated Investment Company (3.4%):
58,182,344	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	58,182,344

Total Unaffiliated Investment Company (Cost $58,182,344)		58,182,344

Total Investment Securities (Cost $1,074,456,428)(c) — 100.5%		1,706,498,821
Net other assets (liabilities) — (0.5)%		(8,388,522)

Net Assets — 100.0%		$1,698,110,299

Continued

7

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $7,745,820.

+	Affiliated Securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(b)	The rate represents the effective yield at June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/19/14	603	$58,864,860	$285,017

See accompanying notes to the financial statements.

8

AZL S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,072,066,094
Investments in affiliates, at cost	2,390,334

Total Investment securities, at cost	$1,074,456,428

Investments in non-affiliates, at value*	$1,702,733,613
Investments in affiliates, at value	3,765,208

Total Investment securities, at value	1,706,498,821
Cash	11,913
Interest and dividends receivable	1,744,967
Receivable for capital shares issued	550,541
Receivable for investments sold	73,935
Receivable for variation margin on futures contracts	12,044
Prepaid expenses	6,765

Total Assets	1,708,898,986

Liabilities:
Payable for investments purchased	1,360,716
Payable for capital shares redeemed	544,457
Payable for collateral received on loaned securities	7,883,629
Manager fees payable	241,219
Administration fees payable	54,661
Distribution fees payable	343,177
Custodian fees payable	15,915
Administrative and compliance services fees payable	4,650
Trustee fees payable	10,422
Other accrued liabilities	329,841

Total Liabilities	10,788,687

Net Assets	$1,698,110,299

Net Assets Consist of:
Capital	$1,112,151,864
Accumulated net investment income/(loss)	32,005,340
Accumulated net realized gains/(losses) from investment transactions	(78,374,315)
Net unrealized appreciation/(depreciation) on investments	632,327,410

Net Assets	$1,698,110,299

Class 1
Net Assets	$19,544,225
Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,409,405
Net Asset Value (offering and redemption price per share)	$13.87

Class 2
Net Assets	$1,678,566,074
Shares of beneficial interest (unlimited number of shares authorized, no par value)	121,938,630
Net Asset Value (offering and redemption price per share)	$13.77

*	Includes securities on loan of $7,745,820.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$15,705,302
Dividends from affiliates	45,639
Income from securities lending	20,215
Foreign withholding tax	(1,708)

Total Investment Income	15,769,448

Expenses:
Manager fees	1,360,768
Administration fees	216,125
Distribution fees — Class 2	1,977,492
Custodian fees	25,781
Administrative and compliance services fees	13,458
Trustee fees	42,002
Professional fees	40,339
Shareholder reports	24,554
Recoupment of prior expenses reimbursed by the manager	11,957
Other expenses	185,239

Total expenses	3,897,715

Net Investment Income/(Loss)	11,871,733

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	3,608,955
Net realized gains/(losses) on futures contracts	5,879,342
Change in net unrealized appreciation/depreciation on investments	88,864,543

Net Realized/Unrealized Gains/(Losses) on Investments	98,352,840

Change in Net Assets Resulting From Operations	$110,224,573

See accompanying notes to the financial statements.

9

Statements of Changes in Net Assets

	AZL S&P 500 Index Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$11,871,733	$20,233,342
Net realized gains/(losses) on investment transactions	9,488,297	16,815,781
Change in unrealized appreciation/depreciation on investments	88,864,543	315,124,535

Change in net assets resulting from operations	110,224,573	352,173,658

Dividends to Shareholders:
From net investment income:
Class 1	—	(231,746)
Class 2	—	(15,948,931)

Change in net assets resulting from dividends to shareholders	—	(16,180,677)

Capital Transactions:
Class 1
Proceeds from shares issued	535,946	2,374,133
Proceeds from dividends reinvested	—	231,746
Value of shares redeemed	(1,614,449)	(2,576,769)

Total Class 1	(1,078,503)	29,110

Class 2
Proceeds from shares issued	90,777,483	267,637,519
Proceeds from dividends reinvested	—	15,948,931
Value of shares redeemed	(68,835,706)	(87,266,590)

Total Class 2	21,941,777	196,319,860

Change in net assets resulting from capital transactions	20,863,274	196,348,970

Change in net assets	131,087,847	532,341,951
Net Assets:
Beginning of period	1,567,022,452	1,034,680,501

End of period	$1,698,110,299	$1,567,022,452

Accumulated net investment income/(loss)	$32,005,340	$20,133,607

Share Transactions:
Class 1
Shares issued	41,185	208,259
Dividends reinvested	—	19,740
Shares redeemed	(123,613)	(226,450)

Total Class 1 Shares	(82,428)	1,549

Class 2
Shares issued	7,036,421	23,358,224
Dividends reinvested	—	1,365,490
Shares redeemed	(5,250,333)	(7,610,457)

Total Class 2 Shares	1,786,088	17,113,257

Change in shares	1,703,660	17,114,806

See accompanying notes to the financial statements.

10

AZL S&P 500 Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$12.96		$9.95	$8.71	$8.68	$7.71	$6.16

Investment Activities:
Net Investment Income/(Loss)	0.09		0.21 (a)	0.19 (a)	0.16 (a)	0.14 (a)	0.13	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.82		2.96	1.17	— (b)	0.98	1.45

Total from Investment Activities	0.91		3.17	1.36	0.16	1.12	1.58

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.12)	(0.13)	(0.13)	(0.03)
Net Realized Gains	—		—	—	—	(0.02)	—

Total Dividends	—		(0.16)	(0.12)	(0.13)	(0.15)	(0.03)

Net Asset Value, End of Period	$13.87		$12.96	$9.95	$8.71	$8.68	$7.71

Total Return(c)	7.02	%(d)	32.02%	15.66%	1.88%	14.75%	25.69%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$19,544		$19,334	$14,828	$13,488	$15,506	$14,462
Net Investment Income/(Loss)(e)	1.73%		1.81%	2.00%	1.79%	1.79%	2.06%
Expenses Before Reductions(e)(f)	0.24%		0.24%	0.26%	0.27%	0.29%	0.30%
Expenses Net of Reductions(e)	0.24%		0.24%	0.26%	0.26%	0.24%	0.24%
Portfolio Turnover Rate(g)	1	%(d)	4%	3%	2%	14%	16	%(h)
Class 2
Net Asset Value, Beginning of Period	$12.88		$9.90	$8.67	$8.65	$7.68	$6.15

Investment Activities:
Net Investment Income/(Loss)	0.09		0.18 (a)	0.17 (a)	0.14 (a)	0.12 (a)	0.12	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.80		2.94	1.17	(0.01)	0.98	1.44

Total from Investment Activities	0.89		3.12	1.34	0.13	1.10	1.56

Dividends to Shareholders From:
Net Investment Income	—		(0.14)	(0.11)	(0.11)	(0.11)	(0.03)
Net Realized Gains	—		—	—	—	(0.02)	—

Total Dividends	—		(0.14)	(0.11)	(0.11)	(0.13)	(0.03)

Net Asset Value, End of Period	$13.77		$12.88	$9.90	$8.67	$8.65	$7.68

Total Return(c)	6.91	%(d)	31.66%	15.42%	1.55%	14.57%	25.36%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,678,566		$1,547,689	$1,019,853	$732,892	$594,350	$707,448
Net Investment Income/(Loss)(e)	1.48%		1.56%	1.77%	1.56%	1.51%	1.78%
Expenses Before Reductions(e)(f)	0.49%		0.49%	0.51%	0.52%	0.54%	0.54%
Expenses Net of Reductions(e)	0.49%		0.49%	0.51%	0.51%	0.49%	0.49%
Portfolio Turnover Rate(g)	1	%(d)	4%	3%	2%	14%	16	%(h)

(a)	Average shares method used in calculation.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(h)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 37%.

See accompanying notes to the financial statements.

11

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

12

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $6.3 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $2,000 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2014, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $58.9 million as of June 30, 2014. The monthly average notional amount for these contracts was $56.9 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$285,017	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

13

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/ depreciation on investments	$5,879,342	$(1,466,593)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL S&P 500 Index Fund Class 1	0.17%	0.46%
AZL S&P 500 Index Fund Class 2	0.17%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2014, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2014	Total
AZL S&P 500 Index Fund	$41,432	$41,432

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

14

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $9,287 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$1,640,432,848	$—	$1,640,432,848
Securities Held as Collateral for Securities on Loan	—	7,883,629	7,883,629
Unaffiliated Investment Company	58,182,344	—	58,182,344

Total Investment Securities	1,698,615,192	7,883,629	1,706,498,821

Other Financial Instruments:*
Futures Contracts	285,017	—	285,017

Total Investments	$1,698,900,209	$7,883,629	$1,706,783,838

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

15

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL S&P 500 Index Fund	$70,663,508	$19,628,612

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $1,087,531,518. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$636,810,385
Unrealized depreciation	(17,843,082)

Net unrealized appreciation depreciation	$618,967,303

As of the end of its tax year ended December 31, 2013, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2016
AZL S&P 500 Index Fund	$72,823,092

During the year ended December 31, 2013, the Fund utilized $19,707,155 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL S&P 500 Index Fund	$16,180,677	$—	$16,180,677

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL S&P 500 Index Fund	$20,111,648	$—	$(72,823,092)	$528,445,306	$475,733,862

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

16

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Schroder Emerging Markets Equity Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Schroder Emerging Markets Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Schroder Emerging Markets Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Schroder Emerging Markets Equity Fund, Class 1	$1,000.00	$1,035.90	$6.51	1.29%
AZL Schroder Emerging Markets Equity Fund, Class 2	$1,000.00	$1,033.30	$7.76	1.54%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Schroder Emerging Markets Equity Fund, Class 1	$1,000.00	$1,018.40	$6.46	1.29%
AZL Schroder Emerging Markets Equity Fund, Class 2	$1,000.00	$1,017.16	$7.70	1.54%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	29.8%
Information Technology	24.2
Energy	14.3
Consumer Discretionary	10.6
Materials	6.2
Consumer Staples	6.1
Telecommunication Services	4.3
Industrials	2.2
Health Care	1.6
Utilities	0.4

Total Common Stock and Preferred Stock	99.7
Securities Held as Collateral for Securities on Loan	2.2

Total Investment Securities	101.9
Net other assets (liabilities)	(1.9)

Net Assets	100.0%

1

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Auto Components (0.4%):
18,281	Hankook Tire Co., Ltd.	$1,091,238

Automobiles (5.4%):
1,712,000	Brilliance China Automotive Holdings, Ltd.	3,211,927
384,000	Chongqing Changan Automobi-B	758,051
40,436	Hyundai Motor Co.	9,170,852
22,472	Maruti Suzuki India, Ltd.	911,860
195,767	Tata Motors, Ltd.	1,403,909

		15,456,599

Banks (21.4%):
493,925	Akbank T.A.S.	1,816,597
1,454,184	Alpha Bank AE*	1,355,038
128,294	Axis Bank, Ltd.	4,093,541
182,043	Banco Bradesco SA, ADR	2,643,264
10,426,832	China Construction Bank	7,889,338
3,457,190	Chinatrust Financial Holding Co., Ltd.	2,305,395
556,185	CIMB Group Holdings Berhad	1,268,945
141,126	Commercial International Bank Egypt SAE	702,619
86,290	DGB Financial Group, Inc.	1,292,989
94,506	Grupo Financiero Banorte SA de C.V.	675,917
91,110	Grupo Financiero Santander Mexico SAB de C.V., ADR, Class B	1,209,941
119,690	Hana Financial Holdings	4,401,066
353,055	HDFC Bank, Ltd.	4,826,140
5,278,385	Industrial & Commercial Bank of China	3,339,351
512,255	Itau Unibanco Banco Multiplo SA, ADR	7,366,226
500,200	Kasikornbank Public Co., Ltd.	3,145,813
3,349	Komercni Banka AS	770,802
150,256	OTP Bank Nyrt	2,891,113
296,065	Powszechna Kasa Oszczednosci Bank Polski SA	3,676,374
1,716,000	PT Bank Mandiri Tbk	1,410,100
63,509	Qatar National Bank	2,850,310
16,675	Sberbank of Russia, ADR	168,549
612,860	Sberbank of Russia	1,479,380
47,772	Sberbank of Russia, ADR	485,841
38,360	Shinhan Financial Group Co., Ltd.	1,777,599
108,389	Turkiye Garanti Bankasi AS	424,227

		64,266,475

Beverages (2.5%):
647,765	Ambev SA, ADR	4,560,266
23,748	Fomento Economico Mexicano SAB de C.V., ADR	2,224,000
84,000	Tsingtao Brewery Co., Ltd., Class H	657,074

		7,441,340

Chemicals (2.6%):
536,240	Alfa SAB de C.V., Class A	1,483,998
396,560	Formosa Plastic Corp.	1,058,241
17,453	LG Chem, Ltd.	5,116,076

		7,658,315

Construction & Engineering (0.2%):
9,501	Hyundai Engineering & Construction Co., Ltd.	538,286

Shares		Fair Value
Common Stocks, continued
Construction Materials (1.0%):
153,956	Cemex SAB de C.V, ADR*	$2,036,838
501,427	Taiwan Cement Corp.	759,971

		2,796,809

Diversified Consumer Services (0.7%):
69,700	Kroton Educacional SA	1,959,110

Diversified Telecommunication Services (1.2%):
50,830	Hellenic Telecommunications Organization SA (OTE)*	751,096
10,379,100	PT Telekomunikasi Indonesia Tbk	2,161,991
33,300	Telefonica Brasil SA, ADR	682,983

		3,596,070

Electric Utilities (0.4%):
31,290	Korea Electric Power Corp., Ltd.	1,150,730

Electronic Equipment, Instruments & Components (4.5%):
418,000	AAC Technologies Holdings, Inc.^	2,721,974
2,497,215	Hon Hai Precision Industry Co., Ltd.	8,362,835
80,190	LG Display Co., Ltd.*	2,525,721

		13,610,530

Energy Equipment & Services (0.3%):
33,491	Gulf International Services Qsc	847,406

Food & Staples Retailing (1.7%):
292,100	Alliance Global Group, Inc.	194,736
18,117	Bim Birlesik Magazalar AS	415,678
5,598	Magnit	1,416,864
318,480	Robinsons Retail Holdings, Inc.*	532,409
24,222	Shoprite Holdings, Ltd.	350,625
919,000	Sun Art Retail Group, Ltd.^	1,051,808
490,300	Wal-Mart de Mexico SAB de C.V., Series V	1,314,532

		5,276,652

Health Care Equipment & Supplies (0.6%):
55,900	Mindray Medical International, Ltd., ADR^	1,760,850

Hotels, Restaurants & Leisure (1.6%):
236,700	Alsea SAB de C.V.*	851,196
395,300	Genting Berhard	1,231,268
32,115	Yum! Brands, Inc.	2,607,738

		4,690,202

Household Products (0.5%):
3,286	LG Household & Health Care, Ltd.	1,479,274

Industrial Conglomerates (0.2%):
107,186	KOC Holdings AS	526,290

Insurance (6.2%):
899,000	AIA Group, Ltd.	4,524,074
172,200	BB Seguridade Participacoes SA	2,516,349
2,402,649	Cathay Financial Holding Co., Ltd.	3,753,520
876,000	China Life Insurance Co., Ltd.	2,289,969
1,164,400	China Pacific Insurance Group Co., Ltd., Class H	4,111,018
7,614	Samsung Life Insurance Co., Ltd.	767,799

		17,962,729

Internet Software & Services (4.7%):
2,431	Mail.ru Group, Ltd., Registered Shares, GDR*	85,601
14,944	Mail.ru Group, Ltd., GDR*	526,214

Continued

2

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
3,698	NHN Corp.	$3,060,196
684,000	Tencent Holdings, Ltd.	10,459,729

		14,131,740

IT Services (2.2%):
170,400	Cielo SA	3,513,680
76,538	Tata Consultancy Services, Ltd.	3,087,466

		6,601,146

Machinery (0.8%):
90,878	Iochpe-Maxion SA	802,228
411,799	Weichai Power Co., Ltd., Class H	1,593,288

		2,395,516

Media (1.4%):
54,700	Cheil Worldwide, Inc.*	1,233,591
26,764	Naspers, Ltd.	3,153,267

		4,386,858

Metals & Mining (2.4%):
173,900	Gerdau SA, Sponsored ADR	1,024,271
461,700	Grupo Mexico SAB de C.V., Series B	1,540,732
28,597	KGHM Polska Miedz SA	1,172,638
23,408	Mining and Metallurgical Co. Norilsk Nickel, ADR	466,053
193,100	Vale SA, ADR ^	2,554,713
32,000	Vale SA, ADR	380,800

		7,139,207

Multiline Retail (0.9%):
9,323	Hyundai Department Store Co., Ltd.	1,280,691
191,672	Woolworths Holdings, Ltd.	1,410,034

		2,690,725

Oil, Gas & Consumable Fuels (13.6%):
8,714,400	China Petroleum & Chemical Corp. (Sinopec), H Shares	8,317,547
2,696,000	CNOOC, Ltd.	4,838,715
177,416	Coal India, Ltd.	1,135,690
90,960	LUKOIL, ADR	5,441,227
3,450	LUKOIL, ADR	205,664
303,582	OAO Gazprom, ADR	2,645,717
38,701	Petroleo Brasileiro SA, ADR	566,196
225,804	Petroleo Brasileiro SA, ADR	3,531,575
262,800	PTT pcl	2,579,546
208,399	Reliance Industries, Ltd.	3,518,740
48,128	Sasol, Ltd.	2,864,320
9,575	SK Energy Co., Ltd.	1,062,898
32,947	Tupras-Turkiye Petrol Rafine	768,414
4,700	Ultrapar Participacoes SA, ADR	110,920
100,042	Ultrapar Participacoes SA	2,364,958

		39,952,127

Personal Products (1.1%):
291,500	Hengan International Group Co., Ltd.	3,071,272

Pharmaceuticals (1.0%):
95,529	Lupin, Ltd.	1,664,810
55,864	Richter Gedeon Nyrt.	1,072,828

		2,737,638

Shares or Principal Amount		Fair Value
Common Stocks, continued
Real Estate Management & Development (2.2%):
2,160,500	Ayala Land, Inc.	$1,510,260
157,800	BR Malls Participacoes SA	1,342,979
1,232,031	Emaar Properties Pjsc	2,822,185
2,176,900	Land & Houses Public Co., Ltd.	661,002

		6,336,426

Semiconductors & Semiconductor Equipment (12.2%):
1,505,000	Advanced Semiconductor Engineering, Inc.	1,957,743
206,000	MediaTek, Inc.	3,488,935
12,115	Samsung Electronics Co., Ltd.	15,842,319
66,800	SK Hynix, Inc.*	3,204,541
2,768,110	Taiwan Semiconductor Manufacturing Co., Ltd.	11,661,736

		36,155,274

Technology Hardware, Storage & Peripherals (0.6%):
211,000	Catcher Technology Co., Ltd.	1,968,372

Textiles, Apparel & Luxury Goods (0.2%):
47,000	Eclat Textile Co., Ltd.	569,438

Tobacco (0.3%):
10,506	KT&G Corp.	924,699

Transportation Infrastructure (1.0%):
367,056	Companhia de Concessoes Rodoviarias	2,999,258

Wireless Telecommunication Services (3.1%):
310,000	China Mobile, Ltd.	3,009,619
21,200	Mobile TeleSystems, ADR	418,488
188,158	Mobile TeleSystems OJSC	1,623,326
2,820	Philippine Long Distance Telephone Co.	192,029
11,506	SK Telecom Co., Ltd.	2,692,793
183,276	Turkcell Iletisim Hizmetleri AS*	1,146,448

		9,082,703

Total Common Stocks (Cost $227,270,585)		293,251,304

Preferred Stocks (0.6%):
Metals & Mining (0.2%):
60,200	Vale SA, Preferred Shares, ADR	716,380

Oil, Gas & Consumable Fuels (0.4%):
1,466,212	Surgutneftegas, Preferred Shares*	1,172,780

Total Preferred Stocks (Cost $1,594,316)		1,889,160

Securities Held as Collateral for Securities on Loan (2.2%):
$6,543,295	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	6,543,295

Total Securities Held as Collateral for Securities on Loan (Cost $6,543,295)		6,543,295

Total Investment Securities (Cost $235,408,196)(b) — 101.9%		301,683,759
Net other assets (liabilities) — (1.9)%		(5,646,317)

Net Assets — 100.0%		$296,037,442

Continued

3

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $6,296,228.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Brazil	13.1%
British Virgin Islands	0.2%
Cayman Islands	2.5%
China	10.4%
Czech Republic	0.3%
Egypt	0.2%
Greece	0.7%
Hong Kong	6.8%
Hungary	1.3%
India	6.8%
Indonesia	1.2%
Korea, Republic Of	1.8%
Malaysia	0.8%
Mexico	3.8%
Philippines	0.8%
Poland	1.6%
Qatar	1.2%
Republic of Korea (South)	17.6%
Russian Federation	5.2%
South Africa	2.6%
Switzerland	1.4%
Taiwan	11.9%
Thailand	2.1%
Turkey	1.7%
United Arab Emirates	0.9%
United States	3.1%

100.0%

See accompanying notes to the financial statements.

4

AZL Schroder Emerging Markets Equity Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$235,408,196

Investment securities, at value*	$301,683,759
Interest and dividends receivable	645,497
Foreign currency, at value (cost $775,694)	775,412
Receivable for investments sold	1,496,715
Reclaims receivable	21,701
Prepaid expenses	1,383

Total Assets	304,624,467

Liabilities:
Cash overdraft	947,871
Payable for investments purchased	319,534
Payable for capital shares redeemed	280,424
Payable for collateral received on loaned securities	6,543,295
Manager fees payable	262,871
Administration fees payable	10,998
Distribution fees payable	54,487
Custodian fees payable	155,454
Administrative and compliance services fees payable	863
Trustee fees payable	1,790
Other accrued liabilities	9,438

Total Liabilities	8,587,025

Net Assets	$296,037,442

Net Assets Consist of:
Capital	$224,490,681
Accumulated net investment income/(loss)	2,423,763
Accumulated net realized gains/(losses) from investment transactions	2,846,903
Net unrealized appreciation/(depreciation) on investments	66,276,095

Net Assets	$296,037,442

Class 1
Net Assets	$31,097,430
Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,846,134
Net Asset Value (offering and redemption price per share)	$8.09

Class 2
Net Assets	$264,940,012
Shares of beneficial interest (unlimited number of shares authorized, no par value)	32,854,713
Net Asset Value (offering and redemption price per share)	$8.06

*	Includes securities on loan of $6,296,228.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$3,016,002
Interest	2
Income from securities lending	88,022
Foreign withholding tax	(258,308)

Total Investment Income	2,845,718

Expenses:
Manager fees	1,747,217
Administration fees	49,949
Distribution fees — Class 2	317,860
Custodian fees	217,662
Administrative and compliance services fees	2,091
Trustee fees	6,663
Professional fees	6,946
Shareholder reports	13,725
Other expenses	3,346

Total expenses before reductions	2,365,459
Less expenses voluntarily waived/reimbursed by the Manager	(213,076)
Less expenses paid indirectly	(45)

Net expenses	2,152,338

Net Investment Income/(Loss)	693,380

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	4,447,276
Change in net unrealized appreciation/depreciation on investments	4,355,533

Net Realized/Unrealized Gains/(Losses) on Investments	8,802,809

Change in Net Assets Resulting From Operations	$9,496,189

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Schroder Emerging Markets Equity Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$693,380	$2,536,114
Net realized gains/(losses) on investment transactions	4,447,276	4,555,338
Change in unrealized appreciation/depreciation on investments	4,355,533	(14,705,734)

Change in net assets resulting from operations	9,496,189	(7,614,282)

Dividends to Shareholders:
From net investment income:
Class 1	—	(333,101)
Class 2	—	(2,124,595)

Change in net assets resulting from dividends to shareholders	—	(2,457,696)

Capital Transactions:
Class 1
Proceeds from shares issued	74,363	354,171
Proceeds from dividends reinvested	—	333,101
Value of shares redeemed	(1,694,749)	(4,799,713)

Total Class 1	(1,620,386)	(4,112,441)

Class 2
Proceeds from shares issued	7,790,960	16,234,949
Proceeds from dividends reinvested	—	2,124,596
Value of shares redeemed	(18,290,981)	(41,378,164)

Total Class 2	(10,500,021)	(23,018,619)

Change in net assets resulting from capital transactions	(12,120,407)	(27,131,060)

Change in net assets	(2,624,218)	(37,203,038)
Net Assets:
Beginning of period	298,661,660	335,864,698

End of period	$296,037,442	$298,661,660

Accumulated net investment income/(loss)	$2,423,763	$1,730,383

Share Transactions:
Class 1
Shares issued	9,652	45,222
Dividends reinvested	—	43,714
Shares redeemed	(223,489)	(623,478)

Total Class 1 Shares	(213,837)	(534,542)

Class 2
Shares issued	1,031,482	2,123,012
Dividends reinvested	—	278,818
Shares redeemed	(2,403,124)	(5,379,241)

Total Class 2 Shares	(1,371,642)	(2,977,411)

Change in shares	(1,585,479)	(3,511,953)

See accompanying notes to the financial statements.

6

AZL Schroder Emerging Markets Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$7.81		$8.05	$7.08	$8.76	$7.84	$4.56

Investment Activities:
Net Investment Income/(Loss)	0.02		0.09	0.08	0.12	0.10 (a)	0.06 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.26		(0.25)	1.39	(1.61)	0.88	3.24

Total from Investment Activities	0.28		(0.16)	1.47	(1.49)	0.98	3.30

Dividends to Shareholders From:
Net Investment Income	—		(0.08)	(0.08)	(0.08)	(0.06)	(0.02)
Net Realized Gains	—		—	(0.42)	(0.11)	—	—

Total Dividends	—		(0.08)	(0.50)	(0.19)	(0.06)	(0.02)

Net Asset Value, End of Period	$8.09		$7.81	$8.05	$7.08	$8.76	$7.84

Total Return(b)	3.59	%(c)	(1.96)%	21.52%	(17.09)%	12.61%	72.46%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$31,097		$31,711	$36,970	$34,046	$47,962	$49,392
Net Investment Income/(Loss)	0.71%		1.04%	0.99%	1.28%	1.19%	0.99%
Expenses Before Reductions(d)	1.44%		1.45%	1.43%	1.45%	1.45%	1.54%
Expenses Net of Reductions	1.29%		1.30%	1.28%	1.25%	1.17%	1.26%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)	1.29%		1.30%	1.28%	1.25%	1.17%	1.26%
Portfolio Turnover Rate(f)	29	%(c)	49%	51%	66%	101%	100%
Class 2
Net Asset Value, Beginning of Period	$7.80		$8.03	$7.07	$8.74	$7.82	$4.56

Investment Activities:
Net Investment Income/(Loss)	0.02		0.07	0.05	0.09	0.08 (a)	0.04 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.24		(0.24)	1.39	(1.59)	0.89	3.23

Total from Investment Activities	0.26		(0.17)	1.44	(1.50)	0.97	3.27

Dividends to Shareholders From:
Net Investment Income	—		(0.06)	(0.06)	(0.06)	(0.05)	(0.01)
Net Realized Gains	—		—	(0.42)	(0.11)	—	—

Total Dividends	—		(0.06)	(0.48)	(0.17)	(0.05)	(0.01)

Net Asset Value, End of Period	$8.06		$7.80	$8.03	$7.07	$8.74	$7.82

Total Return(b)	3.33	%(c)	(2.10)%	21.04%	(17.27)%	12.40%	71.78%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$264,940		$266,951	$298,895	$266,106	$376,825	$373,541
Net Investment Income/(Loss)	0.46%		0.79%	0.74%	1.03%	0.91%	0.68%
Expenses Before Reductions(d)	1.69%		1.70%	1.68%	1.70%	1.70%	1.79%
Expenses Net of Reductions	1.54%		1.55%	1.53%	1.50%	1.42%	1.51%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)	1.54%		1.55%	1.53%	1.50%	1.42%	1.51%
Portfolio Turnover Rate(f)	29	%(c)	49%	51%	66%	101%	100%

(a)	Average shares method used in calculation.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

7

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Schroder Emerging Markets Equity Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the

8

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $6.2 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $8,705 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Schroder Investment Management North America Inc. (“Schroder”), Schroder provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Schroder Emerging Markets Equity Fund Class 1	1.23%	1.40%
AZL Schroder Emerging Markets Equity Fund Class 2	1.23%	1.65%

*	The Manager voluntarily reduced the management fee to 1.08% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services

9

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $1,685 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Banks	$12,381,189	$51,885,286	$64,266,475
Beverages	6,784,266	657,074	7,441,340
Chemicals	1,483,998	6,174,317	7,658,315
Construction Materials	2,036,838	759,971	2,796,809
Diversified Consumer Services	1,959,110	—	1,959,110
Diversified Telecommunication Services	682,983	2,913,087	3,596,070

10

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Investment Securities:	Level 1	Level 2	Total

Food & Staples Retailing	$1,314,532	$3,962,120	$5,276,652
Health Care Equipment & Supplies	1,760,850	—	1,760,850
Hotels, Restaurants & Leisure	3,458,934	1,231,268	4,690,202
Insurance	2,516,349	15,446,380	17,962,729
IT Services	3,513,680	3,087,466	6,601,146
Machinery	802,228	1,593,288	2,395,516
Metals & Mining	5,966,569	1,172,638	7,139,207
Oil, Gas & Consumable Fuels	14,660,593	25,291,534	39,952,127
Real Estate Management & Development	1,342,979	4,993,447	6,336,426
Transportation Infrastructure	2,999,258	—	2,999,258
Wireless Telecommunication Services	418,488	8,664,215	9,082,703
All Other Common Stocks+	—	101,336,369	101,336,369
Preferred Stocks
Metals & Mining	716,380	—	716,380
Oil, Gas & Consumable Fuels	—	1,172,780	1,172,780
Securities Held as Collateral for Securities on Loan	—	6,543,295	6,543,295

Total Investment Securities	$64,799,224	$236,884,535	$301,683,759

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

For the period ended June 30, 2014, there have been no significant changes to the Fund’s fair valuation methodologies. Changes in valuation techniques may result in transfers in to or out of an investment’s assigned level within the hierarchy during the reporting period. There were significant transfers from Level 2 to Level 1, based on valuations at the reporting period end, the result of certain country holdings valued at close prices at period end; and transfers from Level 1 to Level 2, the result of fair value prices applied to certain country holdings at period end, are noted below:

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2	Total Transfers*
AZL Schroder Emerging Markets Fund	$11,023,103	$4,275,217	$15,298,320

*	Represents 5.17% of net assets as of June 30, 2014.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Schroder Emerging Markets Equity Fund	$84,223,407	$95,621,026

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $237,503,691. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$70,211,763
Unrealized depreciation	(6,031,695)

Net unrealized appreciation depreciation	$64,180,068

11

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Schroder Emerging Markets Equity Fund	$2,457,696	$—	$2,457,696

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Schroder Emerging Markets Equity Fund	$1,731,895	$424,932	$—	$59,893,745	$62,050,572

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Small Cap Stock Index Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Small Cap Stock Index Fund	$1,000.00	$1,029.40	$2.97	0.59%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Small Cap Stock Index Fund	$1,000.00	$1,021.87	$2.96	0.59%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	20.3%
Information Technology	17.4
Industrials	16.2
Consumer Discretionary	14.2
Health Care	10.9
Materials	6.3
Energy	5.0
Consumer Staples	3.8
Utilities	3.8
Telecommunication Services	0.5

Total Common Stock	98.4
Right	— ^
Securities Held as Collateral for Securities on Loan	4.0
Money Market	1.0

Total Investment Securities	103.4
Net other assets (liabilities)	(3.4)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (2.5%):
21,892	AAR Corp.	$603,344
10,969	Aerovironment, Inc.*	348,814
4,367	American Science & Engineering, Inc.	303,900
11,562	Cubic Corp.	514,625
26,650	Curtiss-Wright Corp.	1,747,174
9,716	Engility Holdings, Inc.*	371,734
32,308	Gencorp, Inc.*	617,083
24,598	Moog, Inc., Class A*	1,792,948
2,706	National Presto Industries, Inc.^	197,105
33,511	Orbital Sciences Corp.*	990,250
29,810	TASER International, Inc.*	396,473
20,748	Teledyne Technologies, Inc.*	2,016,082

		9,899,532

Air Freight & Logistics (0.7%):
13,961	Atlas Air Worldwide Holdings*	514,463
17,260	Forward Air Corp.	825,891
19,259	Hub Group, Inc., Class A*	970,653
50,734	UTI Worldwide, Inc.*	524,590

		2,835,597

Airlines (0.3%):
7,821	Allegiant Travel Co.	921,079
28,240	SkyWest, Inc.	345,093

		1,266,172

Auto Components (0.6%):
16,774	Dorman Products, Inc.*	827,293
12,287	Drew Industries, Inc.	614,473
11,365	Standard Motor Products, Inc.	507,675
12,792	Superior Industries International, Inc.	263,771

		2,213,212

Automobiles (0.1%):
15,055	Winnebago Industries, Inc.*	379,085

Banks (6.8%):
35,672	Bank of the Ozarks, Inc.	1,193,228
10,833	Banner Corp.	429,312
44,041	BBCN Bancorp, Inc.	702,454
44,221	Boston Private Financial Holdings, Inc.	594,330
17,693	Cardinal Financial Corp.	326,613
8,689	City Holding Co.	392,048
29,097	Columbia Banking System, Inc.	765,542
22,503	Community Bank System, Inc.	814,609
52,136	CVB Financial Corp.	835,740
92,021	F.N.B. Corp.	1,179,709
55,591	First Bancorp*	302,415
52,102	First Commonwealth Financial Corp.	480,380
31,930	First Financial Bancorp	549,515
33,649	First Financial Bankshares, Inc.^	1,055,569
41,639	First Midwest Bancorp, Inc.	709,112
41,187	Glacier Bancorp, Inc.	1,168,887
17,619	Hanmi Financial Corp.	371,409
26,327	Home Bancshares, Inc.	864,052
13,230	Independent Bank Corp.	507,767
30,499	MB Financial, Inc.	824,998
61,594	National Penn Bancshares, Inc.	651,665

Shares		Fair Value
Common Stocks, continued
Banks, continued
24,150	NBT Bancorp, Inc.	$580,083
58,470	Old National Bancorp	834,952
18,496	Pinnacle Financial Partners, Inc.	730,222
37,001	PrivateBancorp, Inc.	1,075,249
16,491	S & T Bancorp, Inc.	409,801
9,022	Simmons First National Corp., Class A	355,377
43,412	Sterling BanCorp/de	520,944
103,776	Susquehanna Bancshares, Inc.	1,095,875
8,429	Taylor Capital Group, Inc.*	180,212
23,818	Texas Capital Bancshares, Inc.*	1,284,981
6,603	Tompkins Financial Corp.	318,133
20,858	UMB Financial Corp.	1,322,188
34,755	United Bankshares, Inc.	1,123,629
21,620	United Community Banks, Inc.	353,919
37,685	Wilshire Bancorp, Inc.	387,025
25,741	Wintrust Financial Corp.	1,184,086

		26,476,030

Beverages (0.3%):
4,904	Boston Beer Co., Inc. (The), Class A*	1,096,142

Biotechnology (0.7%):
23,038	Acorda Therapeutics, Inc.*	776,610
16,358	Emergent Biosolutions, Inc.*	367,401
11,465	Ligand Pharmaceuticals, Inc., Class B*	714,155
25,786	Momenta Pharmaceuticals, Inc.*	311,495
16,783	Repligen Corp.*	382,485
30,522	Spectrum Pharmaceuticals, Inc.*	248,144

		2,800,290

Building Products (1.0%):
15,382	AAON, Inc.	515,605
6,678	American Woodmark Corp.*	212,828
16,106	Apogee Enterprises, Inc.	561,455
16,076	Gibraltar Industries, Inc.*	249,339
24,120	Griffon Corp.	299,088
17,571	PGT, Inc.*	148,826
20,766	Quanex Building Products Corp.	371,088
22,766	Simpson Manufacturing Co., Inc.	827,772
11,093	Universal Forest Products, Inc.	535,459

		3,721,460

Capital Markets (1.9%):
10,586	Calamos Asset Management, Inc., Class A	141,747
19,273	Evercore Partners, Inc., Class A	1,110,896
28,454	Financial Engines, Inc.	1,288,397
14,821	Greenhill & Co., Inc.	729,934
18,550	HFF, Inc., Class A	689,875
19,862	Investment Technology Group, Inc.*	335,271
9,018	Piper Jaffray Cos., Inc.*	466,862
33,667	Stifel Financial Corp.*	1,594,131
16,199	SWS Group, Inc.*	117,929
3,904	Virtus Investment Partners, Inc.*	826,672

		7,301,714

Chemicals (2.5%):
16,158	A. Schulman, Inc.	625,315
13,905	American Vanguard Corp.	183,824

Continued

2

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
16,825	Balchem Corp.	$901,146
29,450	Calgon Carbon Corp.*	657,619
26,183	Flotek Industries, Inc.*	842,045
12,485	Futurefuel Corp.	207,126
27,706	H.B. Fuller Co.	1,332,658
5,218	Hawkins, Inc.	193,797
12,129	Innophos Holdings, Inc.	698,267
30,663	Intrepid Potash, Inc.*	513,912
11,306	Koppers Holdings, Inc.	432,455
18,137	Kraton Performance Polymers, Inc.*	406,087
10,610	LSB Industries, Inc.*	442,119
17,773	OM Group, Inc.	576,378
7,335	Quaker Chemical Corp.	563,255
10,496	Stepan Co.	554,819
13,990	Tredegar Corp.	327,506
12,655	Zep, Inc.	223,487

		9,681,815

Commercial Services & Supplies (2.8%):
28,811	ABM Industries, Inc.	777,321
26,781	Brink’s Co. (The)	755,760
13,085	Encore Capital Group, Inc.*	594,321
11,032	G & K Services, Inc., Class A	574,436
38,864	Healthcare Services Group, Inc.	1,144,157
32,380	Interface, Inc.	610,039
22,742	Mobile Mini, Inc.	1,089,114
27,685	Portfolio Recovery Associates, Inc.*	1,648,089
21,632	Sykes Enterprises, Inc.*	470,063
35,938	Tetra Tech, Inc.	988,295
8,440	UniFirst Corp.	894,640
21,803	United Stationers, Inc.	904,170
11,322	Viad Corp.	269,916

		10,720,321

Communications Equipment (1.1%):
5,599	Bel Fuse, Inc., Class B	143,726
8,611	Black Box Corp.	201,842
18,695	Calamp Corp.*	404,934
8,875	Comtech Telecommunications Corp.	331,304
14,014	Digi International, Inc.*	132,012
52,387	Harmonic, Inc.*	390,807
31,262	Ixia*	357,325
20,226	NETGEAR, Inc.*	703,258
9,507	Oplink Communications, Inc.*	161,334
11,424	Procera Networks, Inc.*^	115,268
23,602	ViaSat, Inc.*	1,367,971

		4,309,781

Construction & Engineering (0.8%):
21,014	Aegion Corp.*	488,996
20,885	Comfort Systems USA, Inc.	329,983
18,782	Dycom Industries, Inc.*	588,064
37,209	Emcor Group, Inc.	1,656,917
15,122	Orion Marine Group, Inc.*	163,771

		3,227,731

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.4%):
40,590	Headwaters, Inc.*	$563,795
11,876	Texas Industries, Inc.*	1,096,867

		1,660,662

Consumer Finance (0.6%):
15,546	Cash America International, Inc.	690,709
30,168	EZCORP, Inc., Class A*	348,440
16,015	First Cash Financial Services, Inc.*	922,304
5,352	World Acceptance Corp.*^	406,538

		2,367,991

Containers & Packaging (0.1%):
14,521	Myers Industries, Inc.	291,727

Distributors (0.4%):
24,848	Pool Corp.	1,405,403
10,884	VOXX International Corp.*	102,418

		1,507,821

Diversified Consumer Services (1.1%):
9,659	American Public Education, Inc.*	332,076
6,036	Capella Education Co.	328,298
31,904	Career Education Corp.*	149,311
34,713	Hillenbrand, Inc.	1,132,337
10,043	ITT Educational Services, Inc.*^	167,618
15,129	Matthews International Corp., Class A	628,913
11,276	Outerwall, Inc.*^	669,230
24,233	Regis Corp.	341,201
6,002	Strayer Education, Inc.*	315,165
11,725	Universal Technical Institute, Inc.	142,342

		4,206,491

Diversified Financial Services (0.8%):
21,061	FXCM, Inc.^	315,073
17,074	Green Dot Corp., Class A*	324,065
26,614	Interactive Brokers Group, Inc., Class A	619,840
20,847	MarketAxess Holdings, Inc.	1,126,988
19,804	ViewPoint Financial Group	532,926

		2,918,892

Diversified Telecommunication Services (0.4%):
45,587	8x8, Inc.*	368,343
5,549	Atlantic Tele-Network, Inc.	321,842
16,138	Cbeyond, Inc.*	160,573
115,645	Cincinnati Bell, Inc.*	454,484
17,483	General Communication, Inc., Class A*	193,712
9,914	Lumos Networks Corp.	143,456

		1,642,410

Electric Utilities (1.2%):
21,320	ALLETE, Inc.	1,094,782
22,385	El Paso Electric Co.	900,101
31,268	UIL Holdings Corp.	1,210,384
23,064	UNS Energy Corp.	1,393,296

		4,598,563

Electrical Equipment (1.8%):
14,176	AZZ, Inc.	653,230
25,467	Brady Corp., Class A	760,699
10,314	Encore Wire Corp.	505,799

Continued

3

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
25,958	EnerSys	$1,785,651
21,651	Franklin Electric Co., Inc.	873,185
26,893	General Cable Corp.	690,074
29,786	II-VI, Inc.*	430,706
19,929	Methode Electronics, Inc.	761,487
5,126	Powell Industries, Inc.	335,138
9,945	Vicor Corp.*	83,339

		6,879,308

Electronic Equipment, Instruments & Components (4.4%):
7,796	Agilysys, Inc.*	109,768
14,815	Anixter International, Inc.	1,482,537
7,981	Badger Meter, Inc.	420,200
29,823	Benchmark Electronics, Inc.*	759,890
23,069	Checkpoint Systems, Inc.*	322,735
45,624	Cognex Corp.*	1,751,961
13,792	Coherent, Inc.*	912,617
18,711	CTS Corp.	349,896
21,106	Daktronics, Inc.	251,584
9,374	DTS, Inc.*	172,575
14,221	Electro Scientific Industries, Inc.	96,845
16,325	Fabrinet*	336,295
9,513	FARO Technologies, Inc.*	467,279
22,628	Insight Enterprises, Inc.*	695,585
12,451	Littlelfuse, Inc.	1,157,320
8,361	Measurement Specialties, Inc.*	719,631
18,417	Mercury Computer Systems, Inc.*	208,849
8,369	MTS Systems Corp.	567,083
22,058	Newport Corp.*	408,073
10,370	OSI Systems, Inc.*	692,198
11,591	Park Electrochemical Corp.	326,982
18,746	Plexus Corp.*	811,514
15,495	Rofin-Sinar Technologies, Inc.*	372,500
10,026	Rogers Corp.*	665,225
45,553	Sanmina Corp.*	1,037,697
15,761	ScanSource, Inc.*	600,179
15,138	SYNNEX Corp.*	1,102,803
30,461	TTM Technologies, Inc.*	249,780

		17,049,601

Energy Equipment & Services (2.2%):
19,364	Basic Energy Services, Inc.*	565,816
19,674	Bristow Group, Inc.	1,586,119
10,475	Era Group, Inc.*	300,423
32,813	Exterran Holdings, Inc.	1,476,257
7,268	Geospace Technologies Corp.*	400,321
6,808	Gulf Island Fabrication, Inc.	146,508
18,048	Hornbeck Offshore Services, Inc.*	846,812
70,934	ION Geophysical Corp.*	299,341
14,580	Matrix Service Co.*	478,078
46,904	Newpark Resources, Inc.*	584,424
10,608	SEACOR Holdings, Inc.*	872,508
17,757	Tesco Corp.	378,934
43,655	TETRA Technologies, Inc.*	514,256

		8,449,797

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (0.7%):
14,687	Andersons, Inc. (The)	$757,555
21,281	Casey’s General Stores, Inc.	1,495,842
20,887	SpartanNash Co.	438,836

		2,692,233

Food Products (2.2%):
9,425	Annie’s, Inc.*	318,754
29,697	B&G Foods, Inc.	970,795
7,635	Calavo Growers, Inc.	258,292
8,295	Cal-Maine Foods, Inc.	616,484
91,014	Darling International, Inc.*	1,902,192
12,173	Diamond Foods, Inc.*^	343,279
8,081	J & J Snack Foods Corp.	760,584
11,241	Sanderson Farms, Inc.	1,092,625
3,974	Seneca Foods Corp., Class A*	121,604
27,143	Snyders-Lance, Inc.	718,204
20,340	TreeHouse Foods, Inc.*	1,628,623

		8,731,436

Gas Utilities (1.8%):
23,112	Laclede Group, Inc. (The)	1,122,088
23,304	New Jersey Resources Corp.	1,332,057
15,013	Northwest Natural Gas Co.	707,863
43,222	Piedmont Natural Gas Co., Inc.^	1,616,935
18,241	South Jersey Industries, Inc.	1,101,939
25,719	Southwest Gas Corp.	1,357,706

		7,238,588

Health Care Equipment & Supplies (3.4%):
11,681	Abaxis, Inc.	517,585
19,613	ABIOMED, Inc.*	493,071
6,840	Analogic Corp.	535,162
6,547	Anika Therapeutics, Inc.*	303,323
18,567	Cantel Medical Corp.	679,924
15,057	CONMED Corp.	664,767
14,093	CryoLife, Inc.	126,132
13,360	Cyberonics, Inc.*	834,466
10,749	Cynosure, Inc., Class A*	228,416
13,764	Greatbatch, Inc.*	675,262
28,792	Haemonetics Corp.*	1,015,781
7,491	ICU Medical, Inc.*	455,528
13,153	Integra LifeSciences Holdings*	618,980
16,027	Invacare Corp.	294,416
28,547	Masimo Corp.*	673,709
22,994	Meridian Bioscience, Inc.	474,596
22,599	Merit Medical Systems, Inc.*	341,245
16,009	Natus Medical, Inc.*	402,466
20,283	Neogen Corp.*	820,853
25,776	NuVasive, Inc.*	916,852
7,552	Surmodics, Inc.*	161,764
20,621	Symmetry Medical, Inc.*	182,702
39,083	West Pharmaceutical Services, Inc.	1,648,520

		13,065,520

Health Care Providers & Services (3.4%):
19,490	Air Methods Corp.*	1,006,659
4,644	Almost Family, Inc.*	102,540

Continued

4

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
18,170	Amedisys, Inc.*	$304,166
25,709	AMN Healthcare Services, Inc.*	316,221
22,667	AmSurg Corp.*	1,032,935
13,594	Bio-Reference Laboratories, Inc.*^	410,811
31,892	Centene Corp.*	2,411,353
9,696	Chemed Corp.^	908,709
6,236	CorVel Corp.*	281,742
14,963	Cross Country Healthcare, Inc.*	97,559
10,923	Ensign Group, Inc. (The)	339,487
16,118	Gentiva Health Services, Inc.*	242,737
19,481	Hanger Orthopedic Group, Inc.*	612,677
19,525	Healthways, Inc.*	342,469
9,511	IPC The Hospitalist Co.*	420,576
35,239	Kindred Healthcare, Inc.	814,021
5,313	Landauer, Inc.	223,146
6,847	LHC Group, Inc.*	146,320
15,244	Magellan Health Services, Inc.*	948,787
15,868	Molina Healthcare, Inc.*	708,189
7,113	MWI Veterinary Supply, Inc.*	1,009,975
16,596	PharMerica Corp.*	474,480

		13,155,559

Health Care Technology (0.7%):
5,823	Computer Programs & Systems, Inc.	370,343
11,409	HealthStream, Inc.*	277,239
28,134	Medidata Solutions, Inc.*	1,204,416
20,253	Omnicell, Inc.*	581,463
24,352	Quality Systems, Inc.	390,850

		2,824,311

Hotels, Restaurants & Leisure (3.5%):
812	Biglari Holdings, Inc.*	343,452
13,885	BJ’s Restaurants, Inc.*	484,725
13,658	Bob Evans Farms, Inc.	683,583
41,974	Boyd Gaming Corp.*	509,145
10,453	Buffalo Wild Wings, Inc.*	1,732,166
13,175	Cracker Barrel Old Country Store, Inc.	1,311,834
9,004	DineEquity, Inc.	715,728
22,040	Interval Leisure Group, Inc.	483,558
22,137	Jack in the Box, Inc.	1,324,677
10,042	Marcus Corp.	183,267
16,375	Marriott Vacations Worldwide Corp.*	960,066
5,398	Monarch Casino & Resort, Inc.*	81,726
16,386	Multimedia Games, Inc.*	485,681
16,881	Papa John’s International, Inc.	715,586
32,510	Pinnacle Entertainment, Inc.*	818,602
7,189	Red Robin Gourmet Burgers*	511,857
31,908	Ruby Tuesday, Inc.*	242,182
19,814	Ruth’s Hospitality Group, Inc.	244,703
26,547	Scientific Games Corp., Class A*	295,203
27,940	Sonic Corp.*	616,915
32,728	Texas Roadhouse, Inc.	850,928

		13,595,584

Shares		Fair Value
Common Stocks, continued
Household Durables (1.5%):
14,446	Ethan Allen Interiors, Inc.	$357,394
14,868	Helen of Troy, Ltd.*	901,447
16,310	iRobot Corp.*^	667,895
28,953	La-Z-Boy, Inc.	670,841
13,568	M/I Homes, Inc.*	329,295
20,343	Meritage Corp.*	858,678
25,950	Ryland Group, Inc. (The)	1,023,468
83,351	Standard Pacific Corp.*	716,819
8,807	Universal Electronics, Inc.*	430,486

		5,956,323

Household Products (0.2%):
23,749	Central Garden & Pet Co., Class A*	218,491
7,783	WD-40 Co.	585,437

		803,928

Industrial Conglomerates (0.1%):
7,070	Standex International Corp.	526,574

Insurance (1.9%):
10,312	Amerisafe, Inc.	419,389
10,529	eHealth, Inc.*	399,786
17,367	Employers Holdings, Inc.	367,833
5,510	Hci Group, Inc.	223,706
22,531	Horace Mann Educators Corp.	704,544
6,371	Infinity Property & Casualty Corp.	428,322
25,863	Meadowbrook Insurance Group, Inc.	185,955
5,909	Navigators Group, Inc.*	396,198
32,825	ProAssurance Corp.	1,457,431
19,046	RLI Corp.	871,927
7,105	Safety Insurance Group, Inc.	365,055
31,099	Selective Insurance Group, Inc.	768,767
11,610	Stewart Information Services Corp.	360,026
11,950	United Fire Group, Inc.	350,374
16,095	Universal Insurance Holdings, Inc.	208,752

		7,508,065

Internet & Catalog Retail (0.2%):
6,693	Blue Nile, Inc.*	187,404
10,498	FTD Cos., Inc.*	333,731
15,890	Nutri/System, Inc.	271,878
11,177	PetMed Express, Inc.^	150,666

		943,679

Internet Software & Services (2.1%):
23,360	Blucora, Inc.*	440,803
17,833	comScore, Inc.*	632,715
24,288	DealerTrack Holdings, Inc.*	1,101,218
20,589	Dice Holdings, Inc.*	156,682
15,304	Digital River, Inc.*	236,141
24,722	j2 Global, Inc.	1,257,361
14,340	Liquidity Services, Inc.*^	225,998
27,419	LivePerson, Inc.*	278,303
12,628	LogMeIn, Inc.*	588,717
50,303	Monster Worldwide, Inc.*	328,982
33,235	NIC, Inc.	526,775
13,007	OpenTable, Inc.*	1,347,525
19,129	Perficient, Inc.*	372,442

Continued

5

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
15,866	QuinStreet, Inc.*	$87,422
8,152	Stamps.com, Inc.*	274,641
13,724	XO Group, Inc.*	167,707

		8,023,432

IT Services (1.9%):
12,996	CACI International, Inc., Class A*	912,449
24,605	Cardtronics, Inc.*	838,538
38,086	CIBER, Inc.*	188,145
18,829	CSG Systems International, Inc.	491,625
16,995	Exlservice Holdings, Inc.*	500,503
6,656	Forrester Research, Inc.	252,129
19,811	Heartland Payment Systems, Inc.	816,411
17,967	Higher One Holdings, Inc.*	68,454
16,247	iGATE Corp.*	591,228
13,184	ManTech International Corp., Class A	389,192
37,439	Maximus, Inc.	1,610,627
10,352	TeleTech Holdings, Inc.*	300,104
14,367	Virtusa Corp.*	514,339

		7,473,744

Leisure Products (0.3%):
7,127	Arctic Cat, Inc.	280,946
42,864	Callaway Golf Co.	356,628
10,736	Sturm, Ruger & Co., Inc.^	633,532

		1,271,106

Life Sciences Tools & Services (0.8%):
40,246	Affymetrix, Inc.*	358,592
10,577	Albany Molecular Research, Inc.*	212,809
16,914	Cambrex Corp.*	350,120
20,946	Luminex Corp.*	359,224
31,454	PAREXEL International Corp.*	1,662,029

		2,942,774

Machinery (3.3%):
39,262	Actuant Corp., Class A	1,357,287
15,659	Albany International Corp., Class A	594,416
10,395	Astec Industries, Inc.	456,133
26,055	Barnes Group, Inc.	1,004,160
25,865	Briggs & Stratton Corp.	529,198
9,769	CIRCOR International, Inc.	753,483
12,568	EnPro Industries, Inc.*	919,475
14,691	ESCO Technologies, Inc.	508,896
34,742	Federal Signal Corp.	508,970
15,164	John Bean Technologies Corp.	469,932
7,107	Lindsay Corp.^	600,328
9,422	Lydall, Inc.*	257,880
31,369	Mueller Industries, Inc.	922,562
10,184	Tennant Co.	777,243
29,635	Titan International, Inc.^	498,461
30,779	Toro Co.	1,957,543
15,750	Watts Water Technologies, Inc., Class A	972,248

		13,088,215

Marine (0.2%):
23,751	Matson, Inc.	637,477

Shares		Fair Value
Common Stocks, continued
Media (0.3%):
16,770	E.W. Scripps Co. (The), Class A*	$354,853
24,352	Harte-Hanks, Inc.	175,091
14,431	Scholastic Corp.	491,953
12,759	Sizmek, Inc.*	121,593

		1,143,490

Metals & Mining (2.0%):
9,447	A.M. Castle & Co.*^	104,295
75,658	AK Steel Holding Corp.*	602,238
28,519	Century Aluminum Co.*	447,178
35,091	Globe Specialty Metals, Inc.	729,191
6,871	Haynes International, Inc.	388,830
9,974	Kaiser Aluminum Corp.	726,805
11,371	Materion Corp.	420,613
5,037	Olympic Steel, Inc.	124,666
16,986	RTI International Metals, Inc.*	451,658
66,262	Stillwater Mining Co.*	1,162,898
38,628	SunCoke Energy, Inc.*	830,502
29,730	US Silica Holdings, Inc.	1,648,231

		7,637,105

Multiline Retail (0.2%):
18,974	Fred’s, Inc.	290,112
20,646	Tuesday Morning Corp.*	367,912

		658,024

Multi-Utilities (0.6%):
33,280	Avista Corp.	1,115,546
21,646	NorthWestern Corp.	1,129,704

		2,245,250

Oil, Gas & Consumable Fuels (2.8%):
19,532	Approach Resources, Inc.*^	443,962
117,640	Arch Coal, Inc.^	429,386
25,409	C&J Energy Services, Inc.*	858,316
22,894	Carrizo Oil & Gas, Inc.*	1,585,639
33,708	Cloud Peak Energy, Inc.*	620,901
24,628	Comstock Resources, Inc.	710,272
8,585	Contango Oil & Gas Co.*	363,231
65,993	Forest Oil Corp.*	150,464
17,421	Green Plains Renewable Energy, Inc.	572,628
31,042	Northern Oil & Gas, Inc.*^	505,674
19,796	PDC Energy, Inc.*	1,250,117
29,403	Penn Virginia Corp.*	498,381
31,965	PetroQuest Energy, Inc.*	240,377
34,717	Pioneer Energy Services Corp.*	608,936
30,647	Stone Energy Corp.*	1,433,974
24,202	Swift Energy Co.*^	314,142
35,731	Synergy Resources Corp.*	473,436

		11,059,836

Paper & Forest Products (1.3%):
17,443	Boise Cascade Co.*	499,568
11,289	Clearwater Paper Corp.*	696,757
6,191	Deltic Timber Corp.	374,060
44,542	KapStone Paper & Packaging Corp.*	1,475,677
9,163	Neenah Paper, Inc.	487,013

Continued

6

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
23,827	P.H. Glatfelter Co.	$632,130
16,851	Schweitzer-Mauduit International, Inc.	735,715
27,593	Wausau Paper Corp.	298,556

		5,199,476

Personal Products (0.4%):
9,440	Inter Parfums, Inc.	278,952
6,676	Medifast, Inc.*	203,017
28,683	Prestige Brands Holdings, Inc.*	972,067

		1,454,036

Pharmaceuticals (1.9%):
39,660	Akorn, Inc.*^	1,318,695
36,037	Impax Laboratories, Inc.*	1,080,750
15,545	Lannett Co., Inc.*	771,343
35,959	Medicines Co. (The)*	1,044,969
31,022	Questcor Pharmaceuticals, Inc.^	2,869,224
11,907	Sagent Pharmaceuticals, Inc.*	307,915

		7,392,896

Professional Services (1.4%):
8,054	CDI Corp.	116,058
7,250	Exponent, Inc.	537,298
8,914	Heidrick & Struggles International, Inc.	164,909
12,577	Insperity, Inc.	415,041
15,147	Kelly Services, Inc., Class A	260,074
27,470	Korn/Ferry International*	806,794
27,196	Navigant Consulting, Inc.*	474,570
25,843	On Assignment, Inc.*	919,235
21,472	Resources Connection, Inc.	281,498
22,815	Trueblue, Inc.*	629,010
16,701	Wageworks, Inc.*	805,155

		5,409,642

Real Estate Investment Trusts (REITs) (7.4%):
31,738	Acadia Realty Trust	891,520
8,239	Agree Realty Corp.	249,065
18,272	American Assets Trust, Inc.	631,298
31,846	Associated Estates Realty Corp.	573,865
50,297	Capstead Mortgage Corp.^	661,406
10,923	CareTrust REIT, Inc.*	216,275
37,504	Cedar Shopping Centers, Inc.	234,400
27,664	Chesapeake Lodging Trust	836,283
11,969	Coresite Realty Corp.	395,815
102,061	Cousins Properties, Inc.	1,270,659
108,223	DiamondRock Hospitality, Co.	1,387,419
17,312	EastGroup Properties, Inc.	1,111,950
29,559	EPR Properties	1,651,460
48,223	Franklin Street Properties Corp.	606,645
40,135	Geo Group, Inc. (The)	1,434,024
14,741	Getty Realty Corp.	281,258
29,219	Government Properties Income Trust	741,870
53,115	Healthcare Realty Trust, Inc.	1,350,183
46,378	Inland Real Estate Corp.	492,998
72,911	Kite Realty Group Trust	447,674
113,376	Lexington Realty Trust^	1,248,270
19,230	LTC Properties, Inc.	750,739

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
95,374	Medical Properties Trust, Inc.	$1,262,752
39,941	Parkway Properties, Inc.	824,782
38,029	Pennsylvania Real Estate Investment Trust	715,706
30,052	Post Properties, Inc.	1,606,580
11,158	PS Business Parks, Inc.	931,581
48,339	Retail Opportunity Investments Corp.	760,372
26,146	Sabra Health Care REIT, Inc.	750,652
7,070	Saul Centers, Inc.	343,602
18,217	Sovran Self Storage, Inc.	1,407,263
53,005	Tanger Factory Outlet Centers, Inc.	1,853,584
6,520	Universal Health Realty Income Trust	283,490
13,353	Urstadt Biddle Properties, Inc., Class A	278,811

		28,484,251

Real Estate Management & Development (0.1%):
19,231	Forestar Group, Inc.*	367,120

Road & Rail (0.8%):
13,520	ArcBest Corp.	588,255
27,642	Heartland Express, Inc.	589,880
33,530	Knight Transportation, Inc.	797,009
14,053	Roadrunner Transportation System, Inc.*	394,889
13,645	Saia, Inc.*	599,425

		2,969,458

Semiconductors & Semiconductor Equipment (4.0%):
20,881	Advanced Energy Industries, Inc.*	401,959
36,976	Brooks Automation, Inc.	398,232
13,330	Cabot Microelectronics Corp.*	595,185
11,595	CEVA, Inc.*	171,258
34,290	Cirrus Logic, Inc.*	779,755
13,078	Cohu, Inc.	139,935
20,158	Diodes, Inc.*	583,776
12,230	DSP Group, Inc.*	103,833
49,092	Entropic Communications, Inc.*	163,476
26,200	Exar Corp.*	296,060
75,432	GT Advanced Technologies, Inc.*^	1,403,035
17,351	Hittite Microwave Corp.	1,352,510
33,516	Kopin Corp.*	109,262
42,442	Kulicke & Soffa Industries, Inc.*	605,223
25,013	Micrel, Inc.	282,147
52,522	Microsemi Corp.*	1,405,488
29,612	MKS Instruments, Inc.	925,079
19,449	Monolithic Power Systems, Inc.	823,665
12,568	Nanometrics, Inc.*	229,366
11,143	Pericom Semiconductor Corp.*	100,733
16,825	Power Integrations, Inc.	968,111
12,913	Rubicon Technology, Inc.*	112,989
18,448	Rudolph Technologies, Inc.*	182,266
26,621	Tessera Technologies, Inc.	587,792
94,731	TriQuint Semiconductor, Inc.*	1,497,696
15,518	Ultratech, Inc.*	344,189
22,150	Veeco Instruments, Inc.*	825,309

		15,388,329

Continued

7

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software (2.7%):
25,544	Blackbaud, Inc.	$912,943
20,808	Bottomline Technologies, Inc.*	622,575
17,854	Ebix, Inc.^	255,491
17,068	EPIQ Systems, Inc.	239,805
8,986	Interactive Intelligence Group*	504,384
41,901	Manhattan Associates, Inc.*	1,442,651
5,002	MicroStrategy, Inc., Class A*	703,381
21,867	Monotype Imaging Holdings, Inc.	615,993
20,408	NetScout Systems, Inc.*	904,891
28,381	Progress Software Corp.*	682,279
17,086	Synchronoss Technologies, Inc.*	597,327
52,003	Take-Two Interactive Software, Inc.*	1,156,547
19,061	Tangoe, Inc.*	287,059
16,065	Tyler Technologies, Inc.*	1,465,289
16,259	VASCO Data Security International, Inc.*	188,604

		10,579,219

Specialty Retail (4.1%):
43,280	Aeropostale, Inc.*^	151,047
20,592	Barnes & Noble, Inc.*	469,292
9,859	Big 5 Sporting Goods Corp.	120,970
22,947	Brown Shoe Co., Inc.	656,514
15,545	Buckle, Inc. (The)^	689,576
14,252	Cato Corp.	440,387
12,071	Children’s Place Retail Stores, Inc. (The)	599,084
20,151	Christopher & Banks Corp.*	176,523
26,674	Finish Line, Inc. (The), Class A	793,285
23,366	Francesca’s Holdings Corp.*	344,415
13,266	Genesco, Inc.*	1,089,536
11,651	Group 1 Automotive, Inc.	982,295
11,050	Haverty Furniture Co., Inc.	277,687
14,156	Hibbett Sports, Inc.*	766,831
8,301	Kirkland’s, Inc.*	153,984
12,569	Lithia Motors, Inc., Class A	1,182,365
15,170	Lumber Liquidators Holdings, Inc.*^	1,152,161
13,732	MarineMax, Inc.*	229,874
25,202	Men’s Wearhouse, Inc. (The)	1,406,271
16,558	Monro Muffler Brake, Inc.	880,719
29,480	Pep Boys – Manny, Moe & Jack*	337,841
29,999	Select Comfort Corp.*	619,779
18,904	Sonic Automotive, Inc., Class A	504,359
17,559	Stage Store, Inc.	328,178
15,677	Stein Mart, Inc.	217,754
17,025	Vitamin Shoppe, Inc.*	732,416
11,718	Zumiez, Inc.*	323,300

		15,626,443

Technology Hardware, Storage & Peripherals (1.0%):
25,753	Electronics for Imaging, Inc.*	1,164,036
13,349	Intevac, Inc.*	106,925
48,330	QLogic Corp.*	487,650
18,896	Super Micro Computer, Inc.*	477,502
19,922	Synaptics, Inc.*^	1,805,730

		4,041,843

Shares or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.9%):
48,389	Crocs, Inc.*	$727,287
9,870	G-III Apparel Group, Ltd.*	805,984
26,930	Iconix Brand Group, Inc.*	1,156,374
9,940	Movado Group, Inc.	414,200
8,021	Oxford Industries, Inc.	534,760
6,858	Perry Ellis International, Inc.*	119,604
71,625	Quiksilver Resources, Inc.*	256,418
21,803	Skechers U.S.A., Inc., Class A*	996,397
31,857	Steven Madden, Ltd.*	1,092,695
56,092	Wolverine World Wide, Inc.	1,461,757

		7,565,476

Thrifts & Mortgage Finance (0.8%)
23,882	Bank Mutual Corp.	138,516
6,834	Bofi Holding, Inc.*	502,094
39,062	Brookline Bancorp, Inc.	366,011
16,322	Dime Community Bancshares	257,724
52,360	Northwest Bancshares, Inc.	710,525
21,825	Oritani Financial Corp.	335,887
29,702	Provident Financial Services, Inc.	514,439
52,452	TrustCo Bank Corp.	350,379

		3,175,575

Tobacco (0.0%):
45,443	Alliance One International, Inc.*	113,608

Trading Companies & Distributors (0.7%):
14,953	Aceto Corp.	271,247
23,096	Applied Industrial Technologies, Inc.	1,171,661
5,885	Dxp Enterprises, Inc.*	444,553
15,151	Kaman Corp., Class A	647,402

		2,534,863

Water Utilities (0.2%):
21,493	American States Water Co.	714,212

Wireless Telecommunication Services (0.1%):
8,445	NTELOS Holdings Corp.^	105,225
11,973	USA Mobility, Inc.	184,384

		289,609

Total Common Stocks (Cost $251,124,078)		382,030,454

Right (0.0%):
Electronic Equipment, Instruments & Components (0.0%):
10,537	Gerber Scientific, Inc.*	—

Total Right (Cost $—)		—

Securities Held as Collateral for Securities on Loan (4.0%):
$15,655,081	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	15,655,081

Total Securities Held as Collateral for Securities on Loan (Cost $15,655,081)		15,655,081

Unaffiliated Investment Company (1.0%):
3,701,888	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	3,701,888

Total Unaffiliated Investment Company (Cost $3,701,888)		3,701,888

Total Investment Securities (Cost $270,481,047)(c) — 103.4%		401,387,423
Net other assets (liabilities) — (3.4)%		(13,076,388)

Net Assets — 100.0%		$388,311,035

Continued

8

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2014.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $15,404,217.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(b)	The rate represents the effective yield at June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as ”—” are either $0 or round to less than $1.

Futures Contracts

Cash of $231,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index September Futures	Long	9/19/14	57	$6,784,710	$108,602

See accompanying notes to the financial statements.

9

AZL Small Cap Stock Index Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$270,481,047

Investment securities, at value*	$401,387,423
Cash	732,745
Segregated cash for collateral	231,000
Interest and dividends receivable	381,310
Receivable for investments sold	4,076,680
Receivable for variation margin on futures contracts	36,175
Prepaid expenses	1,710

Total Assets	406,847,043

Liabilities:
Payable for investments purchased	2,349,194
Payable for capital shares redeemed	280,880
Payable for collateral received on loaned securities	15,655,081
Manager fees payable	81,813
Administration fees payable	13,328
Distribution fees payable	78,666
Custodian fees payable	8,036
Administrative and compliance services fees payable	993
Trustee fees payable	2,122
Other accrued liabilities	65,895

Total Liabilities	18,536,008

Net Assets	$388,311,035

Net Assets Consist of:
Capital	$225,942,901
Accumulated net investment income/(loss)	3,895,104
Accumulated net realized gains/(losses) from investment transactions	27,458,052
Net unrealized appreciation/(depreciation) on investments	131,014,978

Net Assets	$388,311,035

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,098,894
Net Asset Value (offering and redemption price per share)	$16.11

*	Includes securities on loan of $15,404,217.

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$2,568,430
Income from securities lending	122,109
Foreign withholding tax	(132)

Total Investment Income	2,690,407

Expenses:
Manager fees	485,965
Administration fees	53,862
Distribution fees	467,272
Custodian fees	12,719
Administrative and compliance services fees	3,055
Trustee fees	9,587
Professional fees	9,219
Shareholder reports	12,387
Other expenses	41,272

Total expenses	1,095,338

Net Investment Income/(Loss)	1,595,069

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	14,816,068
Net realized gains/(losses) on futures contracts	371,988
Change in net unrealized appreciation/depreciation on investments	(5,514,733)

Net Realized/Unrealized Gains/(Losses) on Investments	9,673,323

Change in Net Assets Resulting From Operations	$11,268,392

See accompanying notes to the financial statements.

10

Statements of Changes in Net Assets

	AZL Small Cap Stock Index Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,595,069	$2,300,037
Net realized gains/(losses) on investment transactions	15,188,056	21,520,628
Change in unrealized appreciation/depreciation on investments	(5,514,733)	85,642,048

Change in net assets resulting from operations	11,268,392	109,462,713

Dividends to Shareholders:
From net investment income	—	(3,162,887)
From net realized gains	—	(4,536,872)

Change in net assets resulting from dividends to shareholders	—	(7,699,759)

Capital Transactions:
Proceeds from shares issued	21,092,650	47,168,227
Proceeds from dividends reinvested	—	7,699,759
Value of shares redeemed	(27,202,207)	(40,531,433)

Change in net assets resulting from capital transactions	(6,109,557)	14,336,553

Change in net assets	5,158,835	116,099,507
Net Assets:
Beginning of period	383,152,200	267,052,693

End of period	$388,311,035	$383,152,200

Accumulated net investment income/(loss)	$3,895,104	$2,300,035

Share Transactions:
Shares issued	1,380,708	3,497,435
Dividends reinvested	—	554,338
Shares redeemed	(1,760,895)	(3,016,965)

Change in shares	(380,187)	1,034,808

See accompanying notes to the financial statements.

11

AZL Small Cap Stock Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$15.65		$11.39	$9.87	$9.90	$7.94	$6.36

Investment Activities:
Net Investment Income/(Loss)	0.07		0.09	0.13	0.05	0.07	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.39		4.50	1.43	(0.03)	1.94	1.54

Total from Investment Activities	0.46		4.59	1.56	0.02	2.01	1.58

Dividends to Shareholders From:
Net Investment Income	—		(0.14)	(0.04)	(0.05)	(0.05)	—
Net Realized Gains	—		(0.19)	—	—	—	—

Total Dividends	—		(0.33)	(0.04)	(0.05)	(0.05)	—

Net Asset Value, End of Period	$16.11		$15.65	$11.39	$9.87	$9.90	$7.94

Total Return(a)	2.94	%(b)	40.62%	15.82%	0.29%	25.49%	24.84%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$388,311		$383,152	$267,053	$203,895	$199,967	$193,665
Net Investment Income/(Loss)(c)	0.85%		0.71%	1.33%	0.46%	0.62%	0.68%
Expenses Before Reductions(c) (d)	0.59%		0.59%	0.61%	0.63%	0.65%	0.67%
Expenses Net of Reductions(c)	0.59%		0.59%	0.61%	0.62%	0.58%	0.58%
Portfolio Turnover Rate	7	%(b)	17%	10%	21%	24%	25%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

12

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $16.7 million for the period ended June 30, 2014. Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $12,035 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2014, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $6.8 million as of June 30, 2014. The monthly average notional amount for these contracts was $5.8 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$108,602	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/ depreciation on investments	$371,988	$(179,539)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager.

14

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Small Cap Stock Index Fund	0.26%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2014, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2014	Total
AZL Small Cap Stock Index Fund	$30,975	$30,975

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $2,208 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

15

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2		Total

Common Stocks+	$382,030,454	$—		$382,030,454
Right	—	—	^	—	^
Securities Held as Collateral for Securities on Loan	—	15,655,081		15,655,081
Unaffiliated Investment Company	3,701,888	—		3,701,888

Total Investment Securities	385,732,342	15,655,081		401,387,423

Other Financial Instruments:*
Futures Contracts	108,602	—		108,602

Total Investments	$385,840,944	$15,655,081		$401,496,025

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2014.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Small Cap Stock Index Fund	$27,911,177	$31,049,305

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

16

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $278,438,764. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$138,093,722
Unrealized depreciation	(15,145,063)

Net unrealized appreciation depreciation	$122,948,659

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Small Cap Stock Index Fund	$3,162,887	$4,536,872	$7,699,759

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Small Cap Stock Index Fund	$4,434,556	$19,213,062	$—	$127,452,124	$151,099,742

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® T. Rowe Price Capital Appreciation Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,067.60	$5.18	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Common Stocks and Preferred Stocks	60.3%
Corporate Bonds	14.1
Money Market	10.2
U.S. Treasury Obligations	7.1
Floating Rate Loans	3.6
Yankee Dollars	3.2
Convertible Bonds	1.4
Securities Held as Collateral for Securities on Loan	0.2
Foreign Bonds	0.2

Total Investment Securities	100.3
Net other assets (liabilities)	(0.3)

Net Assets	100.0%

1

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (60.3%):
Aerospace & Defense (3.5%):
43,700	Boeing Co. (The)	$5,559,951
145,700	United Technologies Corp.	16,821,065

		22,381,016

Auto Components (2.3%):
67,300	Delphi Automotive plc	4,626,202
103,400	Johnson Controls, Inc.	5,162,762
55,500	TRW Automotive Holdings Corp.*	4,968,360

		14,757,324

Banks (2.3%):
75,300	Bank of America Corp.	1,157,361
172,600	JPMorgan Chase & Co.	9,945,212
38,000	PNC Financial Services Group, Inc.	3,383,900

		14,486,473

Beverages (1.2%):
86,400	PepsiCo, Inc.	7,718,976

Capital Markets (4.7%):
180,600	Invesco, Ltd.	6,817,650
167,100	State Street Corp.	11,239,147
354,600	TD Ameritrade Holding Corp.	11,116,710

		29,173,507

Chemicals (0.4%):
24,100	Cytec Industries, Inc.	2,540,622

Commercial Services & Supplies (1.4%):
82,900	Iron Mountain, Inc.	2,938,805
120,900	Tyco International, Ltd.	5,513,040

		8,451,845

Electric Utilities (0.1%):
7,300	Entergy Corp.	599,257

Electrical Equipment (0.6%):
25,100	Roper Industries, Inc.	3,664,851

Electronic Equipment, Instruments & Components (0.2%):
23,600	TE Connectivity, Ltd.	1,459,424

Food & Staples Retailing (0.5%):
45,400	CVS Caremark Corp.	3,421,798

Food Products (1.1%):
25,400	General Mills, Inc.	1,334,516
154,600	Mondelez International, Inc., Class A	5,814,506

		7,149,022

Health Care Equipment & Supplies (0.4%):
58,200	Abbott Laboratories	2,380,380
5,000	DENTSPLY International, Inc.	236,750

		2,617,130

Health Care Providers & Services (3.5%):
61,900	DaVita, Inc.*	4,476,608
22,200	Henry Schein, Inc.*	2,634,474
7,400	Humana, Inc.	945,128
177,700	UnitedHealth Group, Inc.	14,526,975

		22,583,185

Shares		Fair Value
Common Stocks, continued
Household Products (0.6%):
45,300	Procter & Gamble Co. (The)	$3,560,127

Industrial Conglomerates (3.5%):
283,500	Danaher Corp.	22,319,955

Insurance (3.2%):
296,200	Marsh & McLennan Cos., Inc.	15,349,084
151,036	XL Group plc, Class B	4,943,408

		20,292,492

Internet Software & Services (0.9%):
5,100	Google, Inc., Class C*	2,933,928
5,100	Google, Inc., Class A*	2,981,817

		5,915,745

IT Services (3.2%):
24,400	Fidelity National Information Services, Inc.	1,335,656
230,300	Fiserv, Inc.*	13,891,696
25,000	Visa, Inc., Class A	5,267,750

		20,495,102

Life Sciences Tools & Services (2.4%):
37,200	Agilent Technologies, Inc.	2,136,768
113,500	Thermo Fisher Scientific, Inc.	13,393,000

		15,529,768

Media (1.9%):
27,300	Liberty Global plc, Class A*	1,207,206
74,100	Liberty Global plc, Series C*	3,135,171
161,100	Twenty-First Century Fox, Inc., Class B	5,514,453
24,500	Viacom, Inc., Class B	2,124,885

		11,981,715

Multiline Retail (0.6%):
68,600	Dollar Tree, Inc.*	3,735,956

Multi-Utilities (4.0%):
264,300	PG&E Corp.	12,691,686
396,400	Xcel Energy, Inc.	12,775,972

		25,467,658

Oil, Gas & Consumable Fuels (3.1%):
12,400	Anadarko Petroleum Corp.	1,357,428
54,200	Apache Corp.	5,453,604
32,100	Canadian Natural Resources, Ltd.	1,473,711
83,000	Chesapeake Energy Corp.	2,579,640
20,800	Concho Resources, Inc.*	3,005,600
12,400	Pioneer Natural Resources Co.	2,849,644
35,373	Range Resources Corp.	3,075,682

		19,795,309

Paper & Forest Products (0.0%):
488,000	Sino-Forest Corp.*(a)(b)	—

Personal Products (0.1%):
46,500	Avon Products, Inc.	679,365

Continued

2

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (4.5%):
67,600	Allergan, Inc.	$11,439,272
40,200	Perrigo Co. plc	5,859,552
170,000	Pfizer, Inc.	5,045,600
198,300	Zoetis, Inc.	6,399,141

		28,743,565

Real Estate Investment Trusts (REITs) (1.5%):
107,400	American Tower Corp.	9,663,852

Semiconductors & Semiconductor Equipment (1.7%):
43,900	Nxp Semiconductors NV*	2,905,302
165,000	Texas Instruments, Inc.	7,885,350

		10,790,652

Specialty Retail (3.5%):
25,300	AutoZone, Inc.*	13,566,872
102,300	Lowe’s Cos., Inc.	4,909,377
26,900	O’Reilly Automotive, Inc.*	4,051,140

		22,527,389

Technology Hardware, Storage & Peripherals (0.6%):
15,700	Apple, Inc.	1,459,001
19,200	Seagate Technology plc	1,090,944
9,700	Western Digital Corp.	895,310

		3,445,255

Tobacco (1.0%):
76,200	Philip Morris International, Inc.	6,424,422

Wireless Telecommunication Services (1.8%):
95,200	Crown Castle International Corp.	7,069,552
44,000	SBA Communications Corp., Class A*	4,501,200

		11,570,752

Total Common Stocks (Cost $340,521,726)		383,943,509

Preferred Stocks (0.0%):
Banks (0.0%):
9,874	U.S. Bancorp, Series F, Preferred Shares ^	279,039

Oil, Gas & Consumable Fuels (0.0%):
92	Chesapeake Energy Corp.	8,970

Total Preferred Stocks (Cost $273,418)		288,009

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (1.4%):
Airlines (0.1%):
$365,000	United Airlines, Inc., 4.50%, 1/15/15	800,491

Diversified Telecommunication Services (1.3%):
8,000,000	Intelsat Jackson Holding SA, 3.75%, 6/30/19(c)	8,006,640

Total Convertible Bonds (Cost $8,856,166)		8,807,131

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans (3.6%):
Banks (0.2%):
$746,231	Pinnacle Foods Finance LLC, 3.25%, 4/29/20(c)	$741,798
497,500	Pinnacle Foods Finance LLC, 3.25%, 4/29/20(c)	494,545

		1,236,343

Chemicals (0.1%):
544,885	Kronos, Inc., 4.50%, 10/30/19(c)	548,699

Diversified Financial Services (0.8%):
5,000,000	UPC Financing Partnership, 3.25%, 6/30/21(c)	4,960,650

Diversified Telecommunication Services (0.3%):
1,989,950	Telesat Canada, 3.50%, 3/28/19(c)	1,984,358

Electric Utilities (0.1%):
450,000	Texas Competitive Electric Holdings Co. LLC, 0.00%, 5/5/16(c)	451,125

Food & Staples Retailing (0.1%):
750,000	Rite Aid Corp., 3.50%, 2/21/20(c)	748,748

Food Products (1.7%):
10,696,115	H.J. Heinz Co., 3.50%, 6/5/20(c)	10,771,416

Hotels, Restaurants & Leisure (0.3%):
933,333	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(c)	931,392
994,987	Wendy’s International LLC, 3.25%, 5/15/19(c)	995,764

		1,927,156

Total Floating Rate Loans (Cost $22,713,988)		22,628,495

Corporate Bonds (14.1%):
Airlines (0.1%):
604,743	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	684,872

Auto Components (0.5%):
950,000	Delphi Corp., 6.13%, 5/15/21, Callable 5/15/16 @ 103.06	1,061,720
2,000,000	Delphi Corp., 5.00%, 2/15/23, Callable 2/15/18 @ 102.5	2,150,000
250,000	TRW Automotive, Inc., 4.50%, 3/1/21(d)	263,750

		3,475,470

Beverages (0.2%):
650,000	SABMiller Holdings, Inc., 2.20%, 8/1/18(d)	656,859
750,000	SABMiller Holdings, Inc., 0.92%, 8/1/18 (c)(d)	754,231

		1,411,090

Capital Markets (1.7%):
1,650,000	E*TRADE Financial Corp., 6.75%, 6/1/16	1,790,250
1,150,000	E*TRADE Financial Corp., 6.00%, 11/15/17, Callable 11/15/14 @ 103	1,196,000
1,450,000	E*TRADE Financial Corp., 6.38%, 11/15/19, Callable 11/15/15 @ 104.78	1,569,625
250,000	Ford Motor Credit Co. LLC, 4.25%, 2/3/17	268,484
500,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	575,557
1,800,000	Ford Motor Credit Co. LLC, 0.80%, 12/6/17(c)	1,801,184
1,975,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	1,984,587
900,000	Legg Mason, Inc., 5.50%, 5/21/19	1,040,166

		10,225,853

Continued

3

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Services & Supplies (0.1%):
$500,000	International Lease Finance Corp., 2.18%, 6/15/16(c)	$503,125

Consumer Finance (0.1%):
475,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	475,193
470,000	PACCAR Financial Corp., 0.42%, 6/6/17, MTN(c)	469,997

		945,190

Diversified Consumer Services (0.3%):
1,625,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,807,733

Diversified Financial Services (0.0%):
275,000	CNH Capital LLC, 3.63%, 4/15/18	280,844

Diversified Telecommunication Services (0.2%):
1,480,000	Verizon Communications, Inc., 0.63%, 6/9/17(c)	1,481,709

Electric Utilities (0.6%):
505,000	Duke Energy Corp., 0.61%, 4/3/17(c)	506,516
365,000	ITC Holdings Corp., 3.65%, 6/15/24, Callable 3/15/24 @ 100	363,751
300,000	Northern States Power Co. Wisconsin, 3.30%, 6/15/24, Callable 12/15/23 @ 100	300,860
400,000	Pennsylvania Electricity Co., 4.15%, 4/15/25, Callable 1/15/25 @ 100(d)	399,382
16,700	SCE Trust I, 0.95%, Callable 6/15/17 @ 25, Perpetual Bond	395,790
2,930	SCE Trust II, 0.94%, Callable 3/15/18 @ 25, Perpetual Bond	63,874
32,472	SCE Trust III, 0.87%, Callable 3/15/24 @ 25, Perpetual Bond	857,260
725,000	Xcel Energy, Inc., 0.75%, 5/9/16	725,740

		3,613,173

Food & Staples Retailing (0.1%):
850,000	Rite Aid Corp., 8.00%, 8/15/20, Callable 8/15/15 @ 104	935,000

Food Products (0.0%):
250,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 6/1/16 @ 103.47	250,625

Gas Utilities (0.2%):
300,000	Suburban Propane Partners LP, 7.50%, 10/1/18, Callable 10/1/14 @ 103.75	314,511
625,000	Suburban Propane Partners LP, 7.38%, 3/15/20, Callable 3/15/15 @ 103.69	665,625

		980,136

Health Care Providers & Services (0.4%):
775,000	DaVita Healthcare Partners, Inc., 8.50%, 6/19/21, Callable 7/15/15 @ 102.52(c)(e)	771,125
1,350,000	DaVita Healthcare Partners, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56	1,358,437
150,000	DaVita, Inc., 5.75%, 8/15/22, Callable 8/15/17 @ 102.87	160,313

		2,289,875

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (0.1%):
$700,000	Cedar Fair LP, 9.13%, 8/1/18, Callable 8/1/14 @ 104.56	$736,400
200,000	Cedar Fair LP, 5.25%, 3/15/21, Callable 3/15/16 @ 103.94	206,000

		942,400

Household Products (0.4%):
2,275,000	Procter & Gamble Co. (The), 3.10%, 8/15/23	2,293,705

Machinery (0.3%):
1,425,000	CNH Capital LLC, 6.25%, 11/1/16	1,546,125
550,000	Xylem, Inc., 3.55%, 9/20/16	579,429

		2,125,554

Media (0.9%):
250,000	Lamar Media Corp., 5.88%, 2/1/22, Callable 2/1/17 @ 102.94	267,813
270,000	Lamar Media Corp., 5.00%, 5/1/23, Callable 5/1/18 @ 102.5	271,688
1,525,000	Univision Communications, Inc., 6.88%, 5/15/19, Callable 5/15/15 @ 103.44(d)	1,627,937
625,000	Univision Communications, Inc., 7.88%, 11/1/20, Callable 11/1/15 @ 103.94(d)	687,500
1,809,000	Univision Communications, Inc., 6.75%, 9/15/22, Callable 9/15/17 @ 103.38(d)	2,001,205
750,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(d)	794,063

		5,650,206

Multiline Retail (0.1%):
75,000	Amerigas Finance Corp. LLC, 6.75%, 5/20/20, Callable 5/20/16 @ 103.38	81,375
525,000	Amerigas Finance Corp. LLC, 7.00%, 5/20/22, Callable 5/20/17 @ 103.5	581,438

		662,813

Multi-Utilities (0.1%):
450,000	CMS Energy Corp., 8.75%, 6/15/19	580,131

Oil, Gas & Consumable Fuels (5.1%):
1,075,000	Antero Resources Finance Corp., 6.00%, 12/1/20, Callable 12/1/15 @ 104.03	1,152,938
1,000,000	Antero Resources Finance Corp., 5.38%, 11/1/21, Callable 11/1/16 @ 104.03	1,037,500
475,000	Antero Resources Finance Corp., 5.13%, 12/1/22, Callable 6/1/17 @ 103.84(d)	488,063
225,000	Athlon Holdings LP, 6.00%, 5/1/22, Callable 5/1/17 @ 104.5^(d)	232,875
225,000	Chesapeake Energy Corp., 3.25%, 3/15/16, Callable 8/4/14 @ 101	226,406
1,000,000	Concho Resources, Inc., 7.00%, 1/15/21, Callable 1/15/16 @ 103.5	1,097,500
825,000	Concho Resources, Inc., 6.50%, 1/15/22, Callable 1/15/17 @ 103.25	909,563
100,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 102.75	107,500

Continued

4

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$700,000	CONSOL Energy, Inc., 5.88%, 4/15/22, Callable 4/15/17 @ 104.41(d)	$733,250
500,000	Energy Transfer Partners LP, 4.15%, 10/1/20, Callable 8/1/20 @ 100	528,612
550,000	Energy Transfer Partners LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100^	590,621
210,000	EQT Corp., 6.50%, 4/1/18	238,572
350,000	EQT Corp., 8.13%, 6/1/19	437,922
2,025,000	EQT Corp., 4.88%, 11/15/21	2,213,149
1,425,000	Laredo Petroleum, Inc., 9.50%, 2/15/19, Callable 2/15/15 @ 104.75	1,563,938
600,000	Laredo Petroleum, Inc., 5.63%, 1/15/22, Callable 1/15/17 @ 104.22	620,250
350,000	Markwest Energy Partners LP, 6.75%, 11/1/20, Callable 11/1/15 @ 103.38	379,750
825,000	Markwest Energy Partners LP, 6.50%, 8/15/21, Callable 2/15/16 @ 103.25	891,000
1,525,000	Markwest Energy Partners LP, 6.25%, 6/15/22, Callable 12/15/16 @ 103.13	1,666,063
2,400,000	Markwest Energy Partners LP, 5.50%, 2/15/23, Callable 8/15/17 @ 102.75	2,556,000
2,575,000	Markwest Energy Partners LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	2,626,499
500,000	Range Resources Corp., 6.75%, 8/1/20, Callable 8/1/15 @ 103.38	537,500
2,175,000	Range Resources Corp., 5.75%, 6/1/21, Callable 6/1/16 @ 102.88	2,349,000
2,525,000	Range Resources Corp., 5.00%, 8/15/22, Callable 2/15/17 @ 102.5	2,676,499
3,500,000	Range Resources Corp., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	3,727,499
875,000	SM Energy Co., 6.50%, 11/15/21, Callable 11/15/16 @ 103.25	947,188
500,000	Spectra Energy Partners LP, 4.75%, 3/15/24, Callable 12/15/23 @ 100	541,706
300,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 11/1/17 @ 102.63	313,500
750,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102.13	745,313

		32,136,176

Real Estate Investment Trusts (REITs) (1.3%):
300,000	American Tower Corp., 5.00%, 2/15/24	325,838
1,050,000	Crown Castle International Corp., 4.88%, 4/15/22	1,085,438
6,071,603	Crown Castle Operating Co., 3.00%, 1/31/21(c)	6,068,628

		7,479,904

Real Estate Management & Development (0.1%):
750,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	757,500

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Road & Rail (0.3%):
$1,900,000	Burlington Northern Santa Fe LLC, 3.85%, 9/1/23, Callable 6/1/23 @ 100	$1,979,206
130,000	Burlington Northern Santa Fe LLC, 3.75%, 4/1/24, Callable 1/1/24 @ 100	134,161

		2,113,367

Semiconductors & Semiconductor Equipment (0.1%):
825,000	Xilinx, Inc., 3.00%, 3/15/21	832,678

Specialty Retail (0.3%):
50,000	Group 1 Automotive, Inc., 5.00%, 6/1/22, Callable 6/1/17 @ 103.75(d)	50,000
350,000	L Brands, Inc., 6.90%, 7/15/17	397,250
250,000	L Brands, Inc., 8.50%, 6/15/19	306,875
250,000	L Brands, Inc., 7.00%, 5/1/20	287,188
500,000	L Brands, Inc., 6.63%, 4/1/21	568,125
525,000	L Brands, Inc., 5.63%, 2/15/22	568,312

		2,177,750

Wireless Telecommunication Services (0.5%):
725,000	Crown Castle International Corp., 5.25%, 1/15/23	755,813
225,000	SBA Communications Corp., 5.63%, 10/1/19, Callable 10/1/16 @ 102.81	238,219
500,000	SBA Communications Corp., 5.75%, 7/15/20, Callable 7/15/16 @ 102.88	530,000
1,500,000	Sprint Nextel Corp., 9.00%, 11/15/18(d)	1,818,749

		3,342,781

Total Corporate Bonds (Cost $88,250,510)		89,979,660

Foreign Bond (0.2%):
Containers & Packaging (0.2%):
750,000	Rexam plc, 6.75%, 6/29/67, Callable 6/29/17 @ 100+(c)	1,084,668

Total Foreign Bond (Cost $1,076,822)		1,084,668

Yankee Dollars (3.2%):
Banks (0.2%):
1,225,000	KFW, Series G, 0.50%, 4/19/16	1,225,772

Diversified Telecommunication Services (1.1%):
550,000	Intelsat Jackson Holding SA, 7.25%, 4/1/19, Callable 4/1/15 @ 103.65	585,063
600,000	Intelsat Jackson Holding SA, 8.50%, 11/1/19, Callable 11/1/14 @ 104.25	637,500
2,985,000	Intelsat Jackson Holding SA, 7.25%, 10/15/20, Callable 10/15/15 @ 103.63	3,216,337
1,715,000	Intelsat Jackson Holding SA, 5.50%, 8/1/23, Callable 8/1/18 @ 102.75	1,706,425
530,000	Telesat Canada, 6.00%, 5/15/17, Callable 8/5/14 @ 103(d)	546,563

		6,691,888

Continued

5

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Media (0.3%):
$1,925,000	Unitymedia Hessen, 7.50%, 3/15/19, Callable 3/15/15 @ 103.75(d)	$2,054,937
250,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(d)	258,750

		2,313,687

Semiconductors & Semiconductor Equipment (0.5%):
800,000	NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18(d)	802,000
725,000	NXP Funding BV/NXP Funding LLC, 5.75%, 2/15/21, Callable 2/15/17 @ 102.88(d)	762,156
1,400,000	NXP Funding BV/NXP Funding LLC, 5.75%, 3/15/23, Callable 3/15/18 @ 102.88(d)	1,471,750

		3,035,906

Wireless Telecommunication Services (1.1%):
3,055,000	UPCB Finance III, Ltd., 6.63%, 7/1/20, Callable 7/1/15 @ 103.31(d)	3,253,575
1,800,000	UPCB Finance V, Ltd., 7.25%, 11/15/21, Callable 11/15/16 @ 103.63(d)	1,980,000
1,925,000	UPCB Finance VI, Ltd., 6.88%, 1/15/22, Callable 1/15/17 @ 103.44(d)	2,103,063

		7,336,638

Total Yankee Dollars (Cost $20,468,144)		20,603,891

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations (7.1%):
U.S. Treasury Notes (7.1%)
$10,000,000	0.25%, 10/31/15	$10,008,590
4,000,000	0.63%, 11/15/16	4,000,936
10,525,000	2.50%, 8/15/23	10,587,497
19,950,000	2.75%, 11/15/23	20,447,194

		45,044,217

Total U.S. Treasury Obligations (Cost $43,987,118)		45,044,217

Securities Held as Collateral for Securities on Loan (0.2%):
1,126,559	Allianz Variable Insurance Products Securities Lending Collateral Trust (f)	1,126,559

Total Securities Held as Collateral for Securities on Loan (Cost $1,126,559)		1,126,559

Unaffiliated Investment Company (10.2%):
65,088,209	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(g)	65,088,209

Total Unaffiliated Investment Company (Cost $65,088,209)		65,088,209

Total Investment Securities (Cost $592,362,660)(h) — 100.3%		638,594,348
Net other assets (liabilities) — (0.3)%		(1,804,268)

Net Assets — 100.0%		$636,790,080

Percentages indicated are based on net assets as of June 30, 2014.

MTN—Medium	Term Note

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $1,088,705.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Security issued in connection with a pending litigation settlement.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2014, these securities represent 0.00% of the net assets of the fund.
(c)	Variable rate security. The rate presented represents the rate in effect at June 30, 2014. The date presented represents the final maturity date.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(e)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2014. The total of all such securities represent 0.12% of the net assets of the fund.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.
(g)	The rate represents the effective yield at June 30, 2014.
(h)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as ”—” are either $0 or round to less than $1.

Continued

6

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Over-the-counter options written as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Anadarko Petroleum Corp.	Citibank	Call	USD	110.00	01/16/15	29	$(23,507)
Anadarko Petroleum Corp.	Citibank	Call	USD	115.00	01/16/15	17	(10,198)
Apache Corp.	Morgan Stanley	Call	USD	90.00	01/16/15	34	(43,603)
Apache Corp.	Morgan Stanley	Call	USD	92.50	01/16/15	68	(74,847)
Apache Corp.	Morgan Stanley	Call	USD	95.00	01/16/15	23	(21,381)
Apache Corp.	Morgan Stanley	Call	USD	95.00	01/16/15	67	(62,493)
CVS Caremark Corp.	Morgan Stanley	Call	USD	77.50	01/16/15	19	(4,997)
CVS Caremark Corp.	Morgan Stanley	Call	USD	80.00	01/16/15	19	(3,358)
CVS Caremark Corp.	Morgan Stanley	Call	USD	77.50	08/06/14	19	(1,131)
CVS Caremark Corp.	Morgan Stanley	Call	USD	80.00	08/06/14	19	(371)
Danaher Corp.	JPMorgan Chase	Call	USD	80.00	01/16/15	18	(6,538)
Danaher Corp.	JPMorgan Chase	Call	USD	85.00	01/16/15	18	(3,213)
Danaher Corp.	JPMorgan Chase	Call	USD	90.00	01/16/15	61	(4,941)
Danaher Corp.	JPMorgan Chase	Call	USD	80.00	09/19/14	18	(3,531)
Danaher Corp.	JPMorgan Chase	Call	USD	85.00	09/19/14	18	(971)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	52.50	01/16/15	14	(1,504)
Lowe’s Cos., Inc.	JPMorgan Chase	Call	USD	55.00	01/16/15	167	(10,432)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	52.50	10/17/14	14	(689)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	55.00	10/17/14	14	(307)
Pfizer, Inc.	Citibank	Call	USD	32.00	01/16/15	98	(4,302)
Pfizer, Inc.	Citibank	Call	USD	35.00	01/16/15	98	(1,090)
PNC Financial Services Group	Morgan Stanley	Call	USD	87.50	01/16/15	17	(7,292)
PNC Financial Services Group	Morgan Stanley	Call	USD	90.00	01/16/15	125	(38,750)
PNC Financial Services Group	Morgan Stanley	Call	USD	95.00	01/16/15	7	(1,157)
PNC Financial Services Group	Morgan Stanley	Call	USD	87.50	08/15/14	17	(3,883)
PNC Financial Services Group	Morgan Stanley	Call	USD	90.00	08/15/14	17	(1,855)
Procter & Gamble Co. (The)	JPMorgan Chase	Call	USD	85.00	01/16/15	106	(5,198)
State Street Corp.	Morgan Stanley	Call	USD	70.00	01/16/15	21	(5,614)
State Street Corp.	Morgan Stanley	Call	USD	72.50	01/16/15	21	(3,848)
State Street Corp.	Morgan Stanley	Call	USD	70.00	08/15/14	21	(1,593)
State Street Corp.	Morgan Stanley	Call	USD	72.50	08/15/14	21	(666)
TE Connectivity, Ltd.	JPMorgan Chase	Call	USD	65.00	07/18/14	24	(788)
TE Connectivity, Ltd.	JPMorgan Chase	Call	USD	65.00	10/17/14	24	(2,313)
Texas Instruments, Inc.	Citibank	Call	USD	45.00	01/16/15	489	(192,941)
Texas Instruments, Inc.	Citibank	Call	USD	50.00	01/16/15	215	(32,483)
Texas Instruments, Inc.	Citibank	Call	USD	50.00	10/17/14	214	(18,252)
The Boeing Co.	Citibank	Call	USD	145.00	01/16/15	40	(6,045)
The Boeing Co.	Citibank	Call	USD	150.00	01/16/15	41	(3,896)
The Boeing Co.	Citibank	Call	USD	155.00	01/16/15	40	(2,395)
TRW Automotive Holdings Corp.	JPMorgan Chase	Call	USD	90.00	07/18/14	8	(875)
TRW Automotive Holdings Corp.	JPMorgan Chase	Call	USD	95.00	07/18/14	8	(203)
TRW Automotive Holdings Corp.	JPMorgan Chase	Call	USD	90.00	10/17/14	8	(2,947)
TRW Automotive Holdings Corp.	JPMorgan Chase	Call	USD	95.00	10/17/14	8	(1,480)
United Technologies Corp.	Citibank	Call	USD	120.00	01/16/15	116	(33,942)
United Technologies Corp.	Citibank	Call	USD	125.00	01/16/15	115	(18,052)

Total							$(669,872)

Continued

7

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Apache Corp.	Call	USD	97.50	01/16/15	26	$(21,060)
Apache Corp.	Call	USD	100.00	01/16/15	56	(37,940)
Apache Corp.	Call	USD	105.00	01/16/15	26	(11,895)
AutoZone, Inc.	Call	USD	570.00	01/16/15	1	(1,505)
AutoZone, Inc.	Call	USD	600.00	01/16/15	1	(765)
AutoZone, Inc.	Call	USD	570.00	09/19/14	1	(445)
AutoZone, Inc.	Call	USD	600.00	09/19/14	1	(110)
Google, Inc.	Call	USD	1280.00	01/16/15	1	(2,915)
Google, Inc.	Call	USD	1330.00	01/16/15	1	(1,915)
Google, Inc.	Call	USD	1280.00	09/19/14	1	(940)
Google, Inc.	Call	USD	1330.00	09/19/14	1	(435)
JPMorgan Chase & Co.	Call	USD	60.00	01/16/15	24	(3,732)
JPMorgan Chase & Co.	Call	USD	65.00	01/16/15	24	(1,020)
JPMorgan Chase & Co.	Call	USD	70.00	01/16/15	365	(4,928)
JPMorgan Chase & Co.	Call	USD	60.00	09/19/14	24	(1,464)
JPMorgan Chase & Co.	Call	USD	65.00	09/19/14	24	(192)
Philip Morris International, Inc.	Call	USD	95.00	01/16/15	42	(1,575)
Philip Morris International, Inc.	Call	USD	97.50	01/16/15	114	(2,565)
Procter & Gamble Co. (The)	Call	USD	85.00	01/16/15	330	(19,140)
Texas Instruments, Inc.	Call	USD	50.00	01/16/15	62	(9,641)
Texas Instruments, Inc.	Call	USD	48.00	10/17/14	31	(5,224)
Texas Instruments, Inc.	Call	USD	50.00	10/17/14	31	(2,790)
The Boeing Co.	Call	USD	135.00	01/16/15	21	(7,718)
The Boeing Co.	Call	USD	140.00	01/16/15	21	(4,851)
The Boeing Co.	Call	USD	135.00	08/15/14	21	(1,649)
The Boeing Co.	Call	USD	140.00	08/15/14	21	(630)
United Technologies Corp.	Call	USD	125.00	01/16/15	12	(2,028)
United Technologies Corp.	Call	USD	130.00	01/16/15	12	(990)
United Technologies Corp.	Call	USD	125.00	08/15/14	12	(156)
United Technologies Corp.	Call	USD	130.00	08/15/14	12	(36)

Total						$(150,254)

See accompanying notes to the financial statements.

8

AZL T. Rowe Price Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investment securities, at cost	$592,362,660

Investment securities, at value*	$638,594,348
Interest and dividends receivable	2,282,457
Foreign currency, at value (cost $106,488)	107,087
Receivable for capital shares issued	1,229,011
Receivable for investments sold	4,656,233
Reclaims receivable	50,919
Prepaid expenses	2,319

Total Assets	646,922,374

Liabilities:
Payable for investments purchased	7,627,793
Written Options (Proceeds received $1,040,513)	820,126
Payable for collateral received on loaned securities	1,126,559
Manager fees payable	360,637
Administration fees payable	21,727
Distribution fees payable	128,799
Custodian fees payable	11,759
Administrative and compliance services fees payable	2,445
Trustee fees payable	5,746
Other accrued liabilities	26,703

Total Liabilities	10,132,294

Net Assets	$636,790,080

Net Assets Consist of:
Capital	$508,142,143
Accumulated net investment income/(loss)	4,710,988
Accumulated net realized gains/(losses) from investment transactions	77,479,763
Net unrealized appreciation/(depreciation) on investments	46,457,186

Net Assets	$636,790,080

Shares of beneficial interest (unlimited number of shares authorized, no par value)	37,665,212
Net Asset Value (offering and redemption price per share)	$16.91

*	Includes securities on loan of $1,088,705.

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends	$2,974,684
Interest	2,513,081
Income from securities lending	1,303
Foreign withholding tax	(23,150)

Total Investment Income	5,465,918

Expenses:
Manager fees	2,120,740
Administration fees	84,298
Distribution fees	706,913
Custodian fees	14,458
Administrative and compliance services fees	4,959
Trustee fees	15,377
Professional fees	14,905
Shareholder reports	21,144
Other expenses	6,900

Total expenses before reductions	2,989,694
Less expenses voluntarily waived/reimbursed by the Manager	(141,387)

Net expenses	2,848,307

Net Investment Income/(Loss)	2,617,611

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	10,873,287
Net realized gains/(losses) on options contracts	113,732
Net realized gains/(losses) on forward currency contracts	(17,475)
Change in net unrealized appreciation/depreciation on investments	24,494,213

Net Realized/Unrealized Gains/(Losses) on Investments	35,463,757

Change in Net Assets Resulting From Operations	$38,081,368

See accompanying notes to the financial statements.

9

Statements of Changes in Net Assets

	AZL T. Rowe Price Capital Appreciation Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,617,611	$2,168,561
Net realized gains/(losses) on investment transactions	10,969,544	209,333,841
Change in unrealized appreciation/depreciation on investments	24,494,213	(86,896,119)

Change in net assets resulting from operations	38,081,368	124,606,283

Dividends to Shareholders:
From net investment income	—	(4,077,861)

Change in net assets resulting from dividends to shareholders	—	(4,077,861)

Capital Transactions:
Proceeds from shares issued	118,422,645	44,380,761
Proceeds from dividends reinvested	—	4,077,861
Value of shares redeemed	(38,961,684)	(70,733,204)

Change in net assets resulting from capital transactions	79,460,961	(22,274,582)

Change in net assets	117,542,329	98,253,840
Net Assets:
Beginning of period	519,247,751	420,993,911

End of period	$636,790,080	$519,247,751

Accumulated net investment income/(loss)	$4,710,988	$2,093,377

Share Transactions:
Shares issued	7,286,631	3,126,962
Dividends reinvested	—	276,465
Shares redeemed	(2,410,847)	(4,879,004)

Change in shares	4,875,784	(1,475,577)

See accompanying notes to the financial statements.

10

AZL T. Rowe Price Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$15.84		$12.29		$10.98	$11.57	$10.59	$8.09
Investment Activities:
Net Investment Income/(Loss)	0.06		0.07		0.13	0.09	0.14	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	1.01		3.60		1.22	(0.58)	1.10	2.41

Total from Investment Activities	1.07		3.67		1.35	(0.49)	1.24	2.57

Dividends to Shareholders From:
Net Investment Income	—		(0.12)		(0.04)	(0.10)	(0.26)	(0.07)

Total Dividends	—		(0.12)		(0.04)	(0.10)	(0.26)	(0.07)

Net Asset Value, End of Period	$16.91		$15.84		$12.29	$10.98	$11.57	$10.59

Total Return(a)	6.76	%(b)	29.94	%(f)	12.32%	(4.20)%	12.05%	31.83%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$636,790		$519,248		$420,994	$364,642	$425,305	$573,305
Net Investment Income/(Loss)(c)	0.93%		0.44%		1.14%	0.71%	0.55%	1.72%
Expenses Before Reductions(c)(e)	1.06%		1.06%		1.07%	1.10%	1.08%	1.11%
Expenses Net of Reductions(c)	1.01%		1.01%		1.02%	1.06%	1.03%	1.06%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(d)	1.01%		1.01%		1.03%	1.06%	1.03%	1.06%
Portfolio Turnover Rate	27	%(b)	122	%(g)	24%	11%	14%	23%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See Note 2 in the Notes to the Financial Statements.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	During the year ended December 31, 2013, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.

(g)	Effective November 15, 2012, the Subadviser changed from Davis Selected Advisors, LP to T. Rowe Price Associates, Inc. Costs of purchase and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2013 as compared to prior years.

See accompanying notes to the financial statements.

11

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

12

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $0.9 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $129 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2014, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses, if any, are reported as “Net realized gains/(losses) on options contracts” on the Statement of Operations.

The Fund had the following transactions in written call and put options during the period ended June 30, 2014:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	(1,938)	$(826,586)
Options written	(3,939)	(880,545)
Options closed	1,983	666,618

Options outstanding at June 30, 2014	(3,894)	$(1,040,513)

13

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Contracts	Investment securities, at value (purchased options)	$—	Written options	$820,126

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/ (Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on options contracts / Change in unrealized appreciation/depreciation on investments	$113,732	$367,048

Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts / Change in unrealized appreciation/depreciation on investments	$(17,475)	$—

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2014. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014.

As of June 30, 2014, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Option Contracts	$—	$820,126

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	—	820,126
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(150,252)

Total assets and liabilities subject to a MNA	$—	$669,874

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral pledged by the Fund as of June 30, 2014:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Citibank	$347,101	$—	$—	$—	$347,101
JPMorgan Chase	43,430	—	—	—	43,430
Morgan Stanley	279,343	—	—	—	279,343

Total	$669,874	$—	$—	$—	$669,874

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

14

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”), T. Rowe Price provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL T. Rowe Price Capital Appreciation Fund	0.75%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $3,216 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for

15

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$383,943,509	$—	$—	$383,943,509
Preferred Stocks+	288,009	—	—	288,009
Convertible Bonds+	—	8,807,131	—	8,807,131
Floating Rate Loans+	—	22,628,495	—	22,628,495
Corporate Bonds
Electric Utilities	1,316,924	2,296,249	—	3,613,173
Health Care Providers & Services	—	1,518,750	771,125	2,289,875
All Other Corporate Bonds+	—	84,076,612	—	84,076,612
Foreign Bond+	—	1,084,668	—	1,084,668
Yankee Dollars+	—	20,603,891	—	20,603,891
U.S. Treasury Obligations	—	45,044,217	—	45,044,217
Securities Held as Collateral for Securities on Loan	—	1,126,559	—	1,126,559
Unaffiliated Investment Company	65,088,209	—	—	65,088,209

Total Investment Securities	$450,636,651	$187,186,572	$771,125	$638,594,348

Other Financial Instruments:*
Written Call Options	229,409	(9,022)	—	220,387

Total Investments	$450,866,060	$187,177,550	$771,125	$638,814,735

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

Other Financial Instruments would include any derivative instruments, such as written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL T. Rowe Price Capital Appreciation Fund	$191,436,145	$137,800,736

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of

16

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2014 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Sino-Forest Corp.	1/31/13	$—	488,000	$—	—%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $592,790,616. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$48,337,734
Unrealized depreciation	(2,534,002)

Net unrealized appreciation depreciation	$45,803,732

During the year ended December 31, 2013, the Fund utilized $139,138,286 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL T. Rowe Price Capital Appreciation Fund	$4,077,861	$—	$4,077,861

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL T. Rowe Price Capital Appreciation Fund	$68,689,324	$—	$—	$21,877,245	$90,566,569

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Wells Fargo Large Cap Growth Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

Approval of Investment Advisory and Subadvisory Agreement Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Wells Fargo Large Cap Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Wells Fargo Large Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/28/14	Ending Account Value 6/30/14	Expenses Paid During Period 4/28/14 - 6/30/14*	Annualized Expense Ratio During Period 4/28/14 - 6/30/14
AZL Wells Fargo Large Cap Growth Fund	$1,000.00	$1,069.00	$1.90	1.05%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/28/14	Ending Account Value 6/30/14	Expenses Paid During Period 4/28/14 - 6/30/14*	Annualized Expense Ratio During Period** 4/28/14 - 6/30/14
AZL Wells Fargo Large Cap Growth Fund	$1,000.00	$1,019.59	$5.26	1.05%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of the days in the most recent fiscal half-year divided by the number of the days in fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 64 days of operations during the period, and has been annualized to reflect values for the period April 28, 2014 to June 30, 2014.

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Consumer Discretionary	26.6%
Information Technology	23.0
Health Care	14.4
Industrials	12.1
Consumer Staples	6.7
Energy	6.4
Financials	5.0
Materials	4.6

Total Common Stock	98.8
Money Market	1.2

Total Investment Securities	100.0
Net other assets (liabilities)	— ^

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Aerospace & Defense (3.9%):
9,840	Boeing Co. (The)	$1,251,943
4,750	Precision Castparts Corp.	1,198,900
13,630	United Technologies Corp.	1,573,584

		4,024,427

Air Freight & Logistics (1.0%):
9,980	United Parcel Service, Inc., Class B	1,024,547

Airlines (0.5%):
18,400	Southwest Airlines Co.	494,224

Auto Components (0.5%):
7,420	Delphi Automotive plc	510,051

Biotechnology (7.5%):
13,770	Alexion Pharmaceuticals, Inc.*	2,151,562
5,690	Biogen Idec, Inc.*	1,794,114
14,900	Celgene Corp.*	1,279,612
14,130	Gilead Sciences, Inc.*	1,171,518
4,900	Regeneron Pharmaceuticals, Inc.*	1,384,103

		7,780,909

Capital Markets (2.2%):
11,740	Northern Trust Corp.	753,825
46,910	TD Ameritrade Holding Corp.	1,470,629

		2,224,454

Chemicals (4.6%):
12,500	Ecolab, Inc.	1,391,750
9,710	Monsanto Co.	1,211,225
15,920	Praxair, Inc.	2,114,813

		4,717,788

Commercial Services & Supplies (0.6%):
14,410	Tyco International, Ltd.	657,096

Communications Equipment (1.6%):
20,370	QUALCOMM, Inc.	1,613,304

Consumer Finance (2.8%):
16,780	American Express Co.	1,591,918
21,220	Discover Financial Services	1,315,216

		2,907,134

Energy Equipment & Services (1.6%):
14,350	Schlumberger, Ltd.	1,692,583

Food & Staples Retailing (5.1%):
19,230	Costco Wholesale Corp.	2,214,526
22,860	Walgreen Co.	1,694,612
35,450	Whole Foods Market, Inc.	1,369,434

		5,278,572

Health Care Equipment & Supplies (1.2%):
13,710	Covidien plc	1,236,368

Health Care Providers & Services (2.6%):
13,510	AmerisourceBergen Corp.	981,637
9,000	Catamaran Corp.*	397,440
24,600	Cerner Corp.*	1,268,868

		2,647,945

Hotels, Restaurants & Leisure (6.4%):
2,590	Chipotle Mexican Grill, Inc.*	1,534,601
15,790	Hilton Worldwide Holdings, Inc.*	367,907
19,240	Marriott International, Inc., Class A	1,233,284

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
23,240	Starbucks Corp.	$1,798,310
7,930	Wynn Resorts, Ltd.	1,645,951

		6,580,053

Household Products (0.9%):
13,000	Colgate-Palmolive Co.	886,340

Industrial Conglomerates (0.9%):
11,290	Danaher Corp.	888,862

Internet & Catalog Retail (4.3%):
6,750	Amazon.com, Inc.*	2,192,265
1,190	Netflix, Inc.*	524,314
1,440	Priceline.com, Inc.*	1,732,320

		4,448,899

Internet Software & Services (7.4%):
16,430	eBay, Inc.*	822,486
28,500	Facebook, Inc., Class A*	1,917,765
4,230	Google, Inc., Class C*	2,433,434
4,230	Google, Inc., Class A*	2,473,153

		7,646,838

IT Services (6.7%):
8,450	Accenture plc, Class A	683,098
4,040	Alliance Data Systems Corp.*	1,136,250
30,660	Cognizant Technology Solutions Corp., Class A*	1,499,581
28,180	MasterCard, Inc., Class A	2,070,385
6,730	Visa, Inc., Class A	1,418,078

		6,807,392

Media (3.8%):
27,520	CBS Corp., Class B	1,710,093
32,690	Pandora Media, Inc.*	964,355
14,330	Walt Disney Co. (The)	1,228,654

		3,903,102

Multiline Retail (3.4%):
42,570	Dollar Tree, Inc.*	2,318,362
17,320	Nordstrom, Inc.	1,176,548

		3,494,910

Oil, Gas & Consumable Fuels (4.8%):
7,910	Antero Resources Corp.*	519,133
10,340	Concho Resources, Inc.*	1,494,130
4,090	Continental Resources, Inc.*	646,384
9,720	Pioneer Natural Resources Co.	2,233,753

		4,893,400

Personal Products (0.7%):
9,630	Estee Lauder Co., Inc. (The), Class A	715,124

Pharmaceuticals (3.1%):
3,080	Allergan, Inc.	521,197
8,270	Merck & Co., Inc.	478,420
10,210	Perrigo Co. plc	1,488,209
2,970	Shire plc, ADR	699,405

		3,187,231

Professional Services (0.2%):
3,440	Verisk Analytics, Inc., Class A*	206,469

Continued

2

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail (3.4%):
7,000	Kansas City Southern Industries, Inc.	$752,570
11,000	Norfolk Southern Corp.	1,133,330
15,880	Union Pacific Corp.	1,584,030

		3,469,930

Semiconductors & Semiconductor Equipment (1.8%):
28,240	Microchip Technology, Inc.	1,378,394
10,750	Texas Instruments, Inc.	513,743

		1,892,137

Software (3.8%):
7,070	Adobe Systems, Inc.*	511,585
29,560	Salesforce.com, Inc.*	1,716,845
16,500	ServiceNow, Inc.*	1,022,340
11,000	Splunk, Inc.*	608,630

		3,859,400

Specialty Retail (4.1%):
33,250	CarMax, Inc.*	1,729,333
9,650	O’Reilly Automotive, Inc.*	1,453,290
16,320	Tractor Supply Co.	985,728

		4,168,351

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (1.7%):
18,890	Apple, Inc.	$1,755,448

Textiles, Apparel & Luxury Goods (4.1%):
9,060	Michael Kors Holdings, Ltd.*	803,169
23,940	Nike, Inc., Class B	1,856,547
24,280	V.F. Corp.	1,529,640

		4,189,356

Trading Companies & Distributors (1.6%):
6,530	W.W. Grainger, Inc.	1,660,383

Total Common Stocks (Cost $95,216,765)		101,463,027

Unaffiliated Investment Company (1.2%):
1,234,807	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	1,234,807

Total Unaffiliated Investment Company (Cost $1,234,807)		1,234,807

Total Investment Securities (Cost $96,451,572)(b) — 100.0%		102,697,834
Net other assets (liabilities) — 0.0%		(44,097)

Net Assets — 100.0%		$102,653,737

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2014.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL Wells Fargo Large Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$96,451,572

Investment securities, at value	$102,697,834
Interest and dividends receivable	35,791
Receivable for investments sold	274,177

Total Assets	103,007,802

Liabilities:
Payable for investments purchased	258,354
Manager fees payable	58,493
Administration fees payable	31
Distribution fees payable	20,891
Custodian fees payable	2,052
Administrative and compliance services fees payable	1,489
Trustee fees payable	4,386
Other accrued liabilities	8,369

Total Liabilities	354,065

Net Assets	$102,653,737

Net Assets Consist of:
Capital	$96,455,461
Accumulated net investment income/(loss)	(7,091)
Accumulated net realized gains/(losses) from investment transactions	(40,895)
Net unrealized appreciation/(depreciation) on investments	6,246,262

Net Assets	$102,653,737

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,602,117
Net Asset Value (offering and redemption price per share)	$10.69

Statement of Operations

For the Period Ended June 30, 2014(a)

(Unaudited)

Investment Income:
Dividends	$171,066
Income from securities lending	206

Total Investment Income	171,272

Expenses:
Manager fees	135,896
Administration fees	1,201
Distribution fees	42,467
Administrative and compliance services fees	1,752
Trustee fees	5,159
Professional fees	5,900
Shareholder reports	1,988
Other expenses	987

Total expenses before reductions	195,350
Less expenses voluntarily waived/reimbursed by the Manager	(16,987)

Net expenses	178,363

Net Investment Income/(Loss)	(7,091)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(40,895)
Change in net unrealized appreciation/depreciation on investments	6,246,262

Net Realized/Unrealized Gains/(Losses) on Investments	6,205,367

Change in Net Assets Resulting From Operations	$6,198,276

(a)	For the period April 28, 2014 (commencement of operations) to June 30, 2014.

See accompanying notes to the financial statements.

4

Statement of Changes in Net Assets

AZL Wells Fargo Large Cap Growth Fund
April 28, 2014 through June 30, 2014 (a)
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(7,091)
Net realized gains/(losses) on investment transactions	(40,895)
Change in unrealized appreciation/depreciation on investments	6,246,262

Change in net assets resulting from operations	6,198,276

Capital Transactions:
Proceeds from shares issued	97,198,882
Value of shares redeemed	(743,421)

Change in net assets resulting from capital transactions	96,455,461

Change in net assets	102,653,737
Net Assets:
Beginning of period	—

End of period	$102,653,737

Accumulated net investment income/(loss)	$(7,091)

Share Transactions:
Shares issued	9,673,041
Shares redeemed	(70,924)

Change in shares	9,602,117

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

5

AZL Wells Fargo Large Cap Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	April 28, 2014 to June 30, 2014 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.69

Total from Investment Activities	0.69

Net Asset Value, End of Period	10.69

Total Return(c)	6.90	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$102,654
Net Investment Income/(Loss)(d)	(0.04)%
Expenses Before Reductions(d)(f)	1.15%
Expenses Net of Reductions(d)	1.05%
Portfolio Turnover Rate	4	%(d)

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

6

AZL Wells Fargo Large Cap Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Wells Fargo Large Cap Growth Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Wells Fargo Large Cap Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Wells Capital Management Incorporated (“Wells Capital”), Wells Capital provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015.

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Wells Fargo Large Cap Growth Fund	0.80%	1.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $75 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

AZL Wells Fargo Large Cap Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$101,463,027	$—	$101,463,027
Unaffiliated Investment Company	1,234,807	—	1,234,807

Total Investment Securities	$102,697,834	$—	$102,697,834

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Wells Fargo Large Cap Growth Fund	$98,535,246	$3,277,585

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9

AZL Wells Fargo Large Cap Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Cost for federal income tax purposes at June 30, 2014 is $96,598,532. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,931,097
Unrealized depreciation	(831,795)

Net unrealized appreciation depreciation	$6,099,302

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2014, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 50% of the Fund.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

Approval of Investment Advisory and Subadvisory Agreement (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) is a manager-of-managers fund, which consists of 30 separate investment portfolios or series (together the “Funds,” and each individually a “Fund”). That means that the Trust’s Manager (Allianz Investment Management LLC) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Funds of the Trust. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser.

In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

The Trust’s Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust’s Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust’s Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Trustees. Funds which are on the watch list are subject to special scrutiny of the Manager and the Board of Trustees. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds which have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board of Trustees has subsequently approved new Subadvisory Agreements with such Subadvisers.

In assessing the Manager’s and Subadvisers’ (collectively, the “Advisory Organizations”), performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

As required by the Investment Company Act of 1940 (“1940 Act”), the Trust’s Board has reviewed and approved the Trust’s Investment Management Agreement with the Manager (the “Advisory Agreement”) and portfolio management agreements (the “Subadvisory Agreements”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives and long term performance; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s service and fee. The Trust’s Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considered and weighed these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

At an “in-person” Board of Trustees meeting held February 19, 2014, the Board authorized the creation of the AZL Wells Fargo Large Cap Growth Fund (the “Wells Fargo Fund”) as a new series of the Trust.

The Advisory and Subadvisory Agreements pertaining to the Wells Fargo Fund (collectively, the “Agreements”) were approved at the Board of Trustees meeting of February 19, 2014. (The Subadvisory Agreement is between the Manager and Wells Capital Management Incorporated (“WellsCap”), the Subadviser to the Wells Fargo Fund.) At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2015. In connection with such meeting, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives to that of the Wells Fargo Fund, derived from data compiled by an independent third party provider and other sources believed to be reliable by

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the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreements with management and with experienced counsel who are independent of the Manager. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment management agreements. The independent (“disinterested”) Trustees also discussed the proposed approvals in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreements in respect of the Wells Fargo Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and Subadvisers. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. Under the Advisory Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for other to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As the Trust is a manager of managers fund, the Manager is authorized, under the Advisory Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board of Trustees for selection as a Subadviser. The Trustees were aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board of Trustees, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Trustees regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.

The Trustees also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded at the February 19, 2014 meeting that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to the Trust and to the Wells Fargo Fund under the Agreements.

(2) The investment performance of the Funds, the Manager and the Subadvisers. In connection with every in-person quarterly Board of Trustees meeting, Trustees receive extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds for the previous quarter, and previous one, three and five-year periods, and since inception. (For Funds which have been in existence for less than five years, Trustees may receive performance information on comparable funds managed by the particular Subadviser for periods prior to the creation of a particular Fund.) Such performance information includes information on absolute total return, performance versus Subadvisers’ comparable fund(s), performance versus the appropriate benchmark(s), and performance versus peer groups. For example, in connection with the Board of Trustees meeting held February 19, 2014 the Manager reported that for a fund managed by WellsCap with investment objectives and policies similar to those of the Wells Fargo Fund, for the one, three, and five year periods ended December 31, 2013, such fund’s total returns were in the 42nd, 31st, and 29th percentiles respectively. At the Board of Trustees meeting held February 19, 2014, the Trustees determined that the overall investment performance of such Fund was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the Wells Fargo Fund is subject. The Manager has agreed to temporarily “cap” Fund expenses at certain levels, and information was provided to Trustees setting forth “contractual” advisory fees and “actual” fees after taking expense caps into account. Based upon the information provided, the “actual” management fee payable by the Wells Fargo Fund to the Manager would be in the 47th percentile. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fee to be paid to the Manager by the Wells Fargo Fund is not unreasonable.

The Manager also supplied information to the Board of Trustees pertaining to total anticipated Wells Fargo Fund expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by the Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” Fund expenses at certain levels. Based upon the information provided, the overall total expense ratio ranking for the Wells Fargo Fund based upon 2013 data would have placed such Fund in the 52nd percentile.

The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time, particularly as the Funds grow larger. The Trustees concluded therefore that the anticipated total expense ratio for the Wells Fargo Fund was not unreasonable.

At Board of Trustees meetings held October 16, 2013 and October 22, 2013, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2011 through June 30, 2013. (The Wells Fargo Fund did not commence until February 19, 2014.) The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive. It is expected that at Board of Trustees meetings to be held in October, 2014, the Trustees will receive information on the Manager’s level of profitability from its relationship with the Wells Fargo Fund.

The Manager, on behalf of the Board of Trustees, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvises. The Manager was unable to obtain meaningful profitability information from some of the unaffiliated Subadvisers. The Manager assured the Board of Trustees that the Agreements with the Subadvisers which are not affiliated with it were negotiated on an “arm’s length” basis, so that arguably, such profitability information should be less relevant. At the February 19, 2014 meeting, the Trustees were provided with certain information on the profitability to WellsCap from managing a fund similar to the Wells Fargo Fund. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Trustees determined that there was no evidence that the anticipated profitability to WellsCap from being the Subadviser to the Wells Fargo Fund was excessive.

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(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the Wells Fargo Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreement has such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the Wells Fargo Fund had no assets as of February 19, 2014.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2014, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded at the February 19, 2014 meeting that the absence of breakpoints in the advisory fee rate schedule for the Wells Fargo Fund was acceptable under the circumstances.

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The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Muench
Brian Muench, President

Date August 26, 2014

By (Signature and Title)*	/s/ Steve Rudden
Steve Rudden, Treasurer

Date August 26, 2014